                                                     REGISTRATION NO. 333-17663
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                        POST-EFFECTIVE AMENDMENT NO. 32
                                      TO
                                   FORM S-6

                               -----------------

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                               -----------------

                SEPARATE ACCOUNT FP          MARK PEARSON,
                         OF             CHIEF EXECUTIVE OFFICER
                 AXA EQUITABLE LIFE        AXA EQUITABLE LIFE
                 INSURANCE COMPANY         INSURANCE COMPANY
               (EXACT NAME OF TRUST)       1290 AVENUE OF THE
                                                AMERICAS
                 AXA EQUITABLE LIFE     NEW YORK, NEW YORK 10104
                 INSURANCE COMPANY        (NAME AND ADDRESS OF
              (EXACT NAME OF DEPOSITOR)    AGENT FOR SERVICE)

                 1290 AVENUE OF THE
                      AMERICAS
              NEW YORK, NEW YORK 10104
              (ADDRESS OF DEPOSITOR'S
                PRINCIPAL EXECUTIVE
                      OFFICES)

                               -----------------

             TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                   SHANE DALY                          WITH A COPY TO:
  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL   CHRISTOPHER E. PALMER, ESQ.
      AXA EQUITABLE LIFE INSURANCE COMPANY           GOODWIN PROCTER LLP
          1290 AVENUE OF THE AMERICAS             901 NEW YORK AVENUE, N.W.
            NEW YORK, NEW YORK 10104               WASHINGTON, D.C. 20001

                               -----------------

Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

[_]immediately upon filing pursuant to paragraph (b) of Rule 485

[X]on April 29, 2016 pursuant to paragraph (b) of Rule 485

[_]60 days after filing pursuant to paragraph (a) of Rule 485

[_]on (date) pursuant to paragraph (a) of Rule 485

================================================================================

                                     NOTE

This Post Effective Amendment No. 32 ("PEA") to the Form S-6 Registration Statement No. 333-17663 ("Registration Statement") of AXA Equitable Life Insurance Company "AXA Equitable") and its Separate Account FP is being filed for the purpose of including in this Registration Statement the additions/modifications reflected in the supplements to the Incentive Life Plus(R) prospectuses. The supplements contain year-end financial statements for AXA Equitable and Separate Account FP. Part II of this Registration Statement has also been updated pursuant to the requirements of Form S-6. The PEA does not amend or delete any Incentive Life(R), Incentive Life PlusSM or Special Offer Policy prospectus, or any other supplement thereto, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company
Variable Life Insurance Policies


PROSPECTUS SUPPLEMENT FOR INCENTIVE LIFE PLUS(R) DATED MAY 1, 2016


--------------------------------------------------------------------------------

This prospectus Supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus. Appendix B sets forth the dates of such prior prospectuses and supplements, which, in addition to this Supplement, should be kept for future reference. We will send you another copy of any prospectus or supplement, without charge, upon written request. All prospectuses and supplements listed in Appendix B are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the policy are changed after the date of that prospectus in accordance with the policy, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The policy should also be read carefully.

(1)ABOUT THE PORTFOLIOS OF THE TRUSTS.


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios ("the AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



              Copyright 2016 AXA Equitable Life Insurance Company

                             All rights reserved.


                                                                        #192746

PORTFOLIOS OF THE TRUSTS




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 AXA PREMIER VIP
 TRUST
 CLASS B SHARES                                                   INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation.                                    Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current     .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         income.                                          Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and          .   AXA Equitable Funds Management       (check mark)
  CONSERVATIVE-PLUS  growth of capital, with a greater                Group, LLC
  ALLOCATION         emphasis on current income.
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation and current income.                 Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital           .   AXA Equitable Funds Management       (check mark)
  ALLOCATION         appreciation and current income, with a          Group, LLC
                     greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through   .   AXA Equitable Funds Management
  MULTI-SECTOR BOND  a combination of current income and              Group, LLC
                     capital appreciation.
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP GROWTH         capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL    Seeks to achieve long-term growth of         .   AXA Equitable Funds Management
  CAP VALUE          capital.                                         Group, LLC
------------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.
------------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time     .   AXA Equitable Funds Management
  ALLOCATION         consistent with its asset mix. Total return      Group, LLC
                     includes capital growth and income.


----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                         INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                  SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and   .   AXA Equitable Funds Management
  AGGRESSIVE - ALT   current income, with a greater emphasis        Group, LLC
  25                 on capital appreciation.
----------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation and   .   AXA Equitable Funds Management
  ALT 20             current income.                                Group, LLC
----------------------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and   .   AXA Equitable Funds Management
  MODERATE GROWTH -  current income, with a greater emphasis        Group, LLC
  ALT 15             on current income.
----------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                         INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                  SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED      Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED     Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  VOLATILITY         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP     Seeks to achieve long-term growth of       .   AllianceBernstein L.P.
  GROWTH             capital.
----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY    Seeks to achieve long-term capital         .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY appreciation with an emphasis on risk-         Group, LLC
                     adjusted returns and managing volatility   .   BlackRock Investment Management, LLC
                     in the Portfolio.                          .   Morgan Stanley Investment
                                                                    Management Inc.
                                                                .   OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       .   AXA Equitable Funds Management       (check mark)
  CORE MANAGED       capital with an emphasis on risk-adjusted      Group, LLC
  VOLATILITY         returns and managing volatility in the     .   BlackRock Investment Management, LLC
                     Portfolio.                                 .   EARNEST Partners, LLC
                                                                .   Massachusetts Financial Services
                                                                    Company d/b/a MFS Investment
                                                                    Management
                                                                .   Federated Global Investment
                                                                    Management Corp.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of       .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted  .   AXA Equitable Funds Management
                     returns and managing volatility in the         Group, LLC
                     Portfolio.                                 .   BlackRock Investment Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to provide current income and long-  .   AXA Equitable Funds Management       (check mark)
  VALUE MANAGED      term growth of income, accompanied by          Group, LLC
  VOLATILITY         growth of capital with an emphasis on      .   BlackRock Investment Management, LLC
                     risk-adjusted returns and managing         .   Northern Cross, LLC
                     volatility in the Portfolio.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE   Seeks to achieve long-term growth of       .   AXA Equitable Funds Management       (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted      Group, LLC
                     returns and managing volatility in the     .   BlackRock Investment Management, LLC
                     Portfolio.                                 .   Capital Guardian Trust Company
                                                                .   Vaughan Nelson Investment Management
                                                                .   Thornburg Investment Management,
                                                                    Inc.
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                              INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                       SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP        Seeks to provide long-term capital growth       .   AXA Equitable Funds Management       (check mark)
  GROWTH MANAGED     with an emphasis on risk-adjusted returns           Group, LLC
  VOLATILITY         and managing volatility in the Portfolio.       .   BlackRock Investment Management, LLC
                                                                     .   Loomis, Sayles & Company, L.P.
                                                                     .   T. Rowe Price Associates, Inc.
                                                                     .   Wells Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE  Seeks to achieve long-term growth of            .   AllianceBernstein L.P.               (check mark)
  MANAGED VOLATILITY capital with an emphasis on risk-adjusted       .   AXA Equitable Funds Management
                     returns and managing volatility in the              Group, LLC
                     Portfolio.                                      .   BlackRock Investment Management, LLC
                                                                     .   Massachusetts Financial Services
                                                                         Company d/b/a MFS Investment
                                                                         Management
---------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES    Seeks to achieve capital appreciation.          .   Loomis, Sayles & Company, L.P.
  GROWTH
---------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE    Seeks to achieve long-term capital              .   AXA Equitable Funds Management       (check mark)
  MANAGED            appreciation with an emphasis on risk               Group, LLC
  VOLATILITY/(*)/    adjusted returns and managing volatility        .   BlackRock Investment Management, LLC
                     in the Portfolio.                               .   Diamond Hill Capital Management,
                                                                         Inc.
                                                                     .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------------------
AXA SMARTBETA        Seeks to achieve long-term capital              .   AXA Rosenberg Management, LLC
  EQUITY/(1)/        appreciation.
---------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC   Seeks to achieve capital appreciation and       .   BlackRock Investment Management, LLC
  VALUE EQUITY       secondarily, income.
---------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS   Seeks a combination of growth and               .   Boston Advisors, LLC
  EQUITY INCOME      income to achieve an above-average and
                     consistent total return.
---------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY  Seeks to achieve long-term capital              .   Calvert Investment Management Inc.
  RESPONSIBLE        appreciation.
---------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN  Seeks to achieve long-term growth of            .   Capital Guardian Trust Company
  RESEARCH           capital.
---------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK      Seeks to achieve a total return before          .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 3000(R)
                     Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 3000(R) Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/CONVERTIBLE       Seeks a high level of total return.             .   AXA Equitable Funds Management
  SECURITIES/(1)/                                                        Group, LLC
                                                                     .   Palisade Capital Management, L.L.C.
---------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX   Seeks to achieve a total return before          .   SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Barclays Intermediate
                     U.S. Government/Credit Bond Index,
                     including reinvestment of dividends, at a risk
                     level consistent with that of the Barclays
                     Intermediate U.S. Government/Credit Bond
                     Index.
---------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                           INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                    SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX  Seeks to achieve a total return before       .   AllianceBernstein L.P.
                     expenses that approximates the total
                     return performance of the Standard &
                     Poor's 500 Composite Stock Price Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Standard & Poor's 500 Composite Stock
                     Price Index.
----------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS     Seeks to achieve capital appreciation.       .   GAMCO Asset Management, Inc.
  AND ACQUISITIONS
----------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL       Seeks to maximize capital appreciation.      .   GAMCO Asset Management, Inc.
  COMPANY VALUE
----------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and          .   AXA Equitable Funds Management
                     current income.                                  Group, LLC
                                                                  .   BlackRock Investment Management, LLC
                                                                  .   First International Advisors, LLC
                                                                  .   Wells Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before       .   AXA Equitable Funds Management
  GOVERNMENT BOND    expenses that approximates the total return      Group, LLC
                     performance of the Barclays U.S.             .   SSgA Funds Management, Inc.
                     Intermediate Government Bond Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     Barclays U.S. Intermediate Government
                     Bond Index.
----------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before      .   AllianceBernstein L.P.
  EQUITY INDEX       expenses) that approximates the total
                     return performance of a composite index
                     comprised of 40% DJ Euro STOXX 50
                     Index, 25% FTSE 100 Index, 25% TOPIX
                     Index, and 10% S&P/ASX 200 Index,
                     including reinvestment of dividends, at a
                     risk level consistent with that of the
                     composite index.
----------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK  Seeks to achieve capital growth and          .   Invesco Advisers, Inc.
                     income.
----------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital           .   J.P. Morgan Investment
  OPPORTUNITIES      appreciation.                                    Management Inc.
----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before       .   AllianceBernstein L.P.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Growth Index, including reinvestment of
                     dividends at a risk level consistent with
                     that of the Russell 1000(R) Growth Index.
----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before       .   SSgA Funds Management, Inc.
  INDEX              expenses that approximates the total
                     return performance of the Russell 1000(R)
                     Value Index, including reinvestment of
                     dividends, at a risk level consistent with
                     that of the Russell 1000(R) Value Index.
----------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.       .   Massachusetts Financial Services
  INTERNATIONAL                                                       Company d/b/a MFS Investment
  GROWTH                                                              Management
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                               INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                        SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before           .   SSgA Funds Management, Inc.
                     expenses that approximates the total return
                     performance of the Standard & Poor's Mid
                     Cap 400 Index, including reinvestment of
                     dividends, at a risk level consistent with that
                     of the Standard & Poor's Mid Cap 400
                     Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(2)/ Seeks to obtain a high level of current          .   The Dreyfus Corporation
                     income, preserve its assets and maintain
                     liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY    Seeks to achieve capital growth.                 .   Morgan Stanley Investment
  MID CAP GROWTH                                                          Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of          .   Pacific Investment Management
  SHORT BOND         traditional money market products while              Company LLC
                     maintaining an emphasis on preservation
                     of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income             .   AllianceBernstein L.P.
                     consistent with moderate risk to capital.        .   AXA Equitable Funds Management
                                                                          Group, LLC
                                                                      .   Pacific Investment Management
                                                                          Company LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible        .   AllianceBernstein L.P.
  INDEX              (before expenses) the total return of the
                     Russell 2000(R) Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital               .   T. Rowe Price Associates, Inc.
  GROWTH STOCK       appreciation and secondarily, income.
--------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through            .   UBS Global Asset Management
  INCOME             capital appreciation with income as a                (Americas) Inc.
                     secondary consideration.
--------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO       Seeks to achieve long-term capital               .   Wells Capital Management, Inc.
  OMEGA GROWTH       growth.
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of             .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY  capital.                                         .   AXA Equitable Funds Management
                                                                          Group, LLC
                                                                      .   ClearBridge Investments, LLC
                                                                      .   Scotia Institutional Asset
                                                                          Management US, Ltd.
                                                                      .   T. Rowe Price Associates, Inc.
                                                                      .   Westfield Capital Management
                                                                          Company, L.P.
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current       .   AXA Equitable Funds Management
  BOND               income and capital appreciation,                     Group, LLC
                     consistent with a prudent level of risk.         .   BlackRock Financial Management, Inc.
                                                                      .   DoubleLine Capital LP
                                                                      .   Pacific Investment Management
                                                                          Company LLC
                                                                      .   SSgA Funds Management, Inc.
--------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                    INVESTMENT MANAGER (OR                   VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                             SUB-ADVISER(S), AS APPLICABLE)           MANAGEMENT
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of  .   AllianceBernstein L.P.
  CAP GROWTH         capital.                              .   AXA Equitable Funds Management
                                                               Group, LLC
                                                           .   BlackRock Investment Management, LLC
                                                           .   Franklin Advisers, Inc.
                                                           .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of  .   AXA Equitable Funds Management
  CAP VALUE          capital.                                  Group, LLC
                                                           .   BlackRock Investment Management, LLC
                                                           .   Diamond Hill Capital Management,
                                                               Inc.
                                                           .   Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of  .   Allianz Global Investors U.S. LLC
  TECHNOLOGY         capital.                              .   AXA Equitable Funds Management
                                                               Group, LLC
                                                           .   SSgA Funds Management, Inc.
                                                           .   Wellington Management Company, LLP
---------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) -- SERIES II                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Invesco Asset Management
                                                                                   Limited
-------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.
-------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.
 -- CLASS II                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.
---------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME --                                                            INVESTMENT MANAGER (OR
 CLASS 4 SHARES       OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide you with  .   Capital Research and
  CAPITALIZATION      long-term growth of capital.                                Management Company
  FUND/SM/
------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital    .   Capital Research and
                      appreciation.                                               Management Company


-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)
-------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --
 CLASS 2                                                                          INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited
----------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.
------------------------------------------------------------------------------------------


 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                   Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME             high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide growth of capital.                     .   Waddell & Reed Investment
  SCIENCE AND                                                                      Management Company
  TECHNOLOGY                                                                       (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. --
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO


--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --
 SERVICE CLASS                                                            INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company
--------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --
 ADVISOR CLASS                                                              INVESTMENT MANAGER (OR
 PORTFOLIO NAME          OBJECTIVE                                          SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent  .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                 Management Company LLC
  STRATEGY PORTFOLIO
----------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --
 ADVISOR CLASS                                                                 INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN    Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO          of real capital and prudent investment management.            Management Company LLC
-------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN   Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO          of capital and prudent investment management.                 Management Company LLC
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES, INC.                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II
-------------------------------------------------------------------------------------------------------------


 VANECK VIP TRUST --                                                             INVESTMENT MANAGER (OR
 INITIAL SHARES       OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------


(*)For this Portfolio only, we offer Class IA Shares -- not Class IB Shares.
(1)This Portfolio will be available on or about May 20, 2016, subject to regulatory approval.
(2)The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).


(1) ABOUT THE TRUSTS. The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

(2) SPECIAL SERVICES CHARGES. We will deduct a charge for providing certain special services. The charge for each special service will apply at the time you request the service. The charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. We reserve the right to discontinue some or all of these services without notice. Please note that not all special services are available for all contracts or policies. If you need additional information about the services, please contact us.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

DUPLICATE POLICY/CONTRACT CHARGE. We charge $35 for providing a copy of your policy or contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or
(iii) by any other means we make available to you.

POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

(3) MANAGING YOUR ALLOCATIONS. The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(4) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. ACTUAL FEES AND EXPENSES ARE LIKELY TO FLUCTUATE FROM YEAR TO YEAR. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.

-------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees,  Lowest Highest
service fees and/or other expenses)/(1)/                               0.61%  2.09%
-------------------------------------------------------------------------------------



(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2017 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2017. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



   -------------------------------------------------------------------------
    PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
    NET ASSETS
   -------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses for 2015 after   Lowest Highest
   the effect of Expense Limitation Arrangements/(/*/)/       0.61%  1.58%
   -------------------------------------------------------------------------



   (*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Templeton Developing Markets VIP Fund.


(5) AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc. (the "parent"), a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies. AXA Equitable is solely responsible for paying all amounts owed to you under your policy.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


(6) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.

--------------------------------------------------------------------------------
 BY MAIL:

  At the Post Office Box for our Administrative Office:
  AXA Equitable -- AXA Life Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

  At the Street Address for our Administrative Office:
  AXA Equitable -- AXA Life Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).
--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa.us.com
--------------------------------------------------------------------------------
 BY FAX:

  1-855-268-6378

--------------------------------------------------------------------------------
 BY INTERNET:

Visit our website at www.axa.com or us.axa.com for those outside the U.S. Our Website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

                              -------------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail); and

(4)designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail); and

(c)changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through www.axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

OUR ASSET REBALANCING SERVICE. You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.

(7) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter, you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period until further notice. If we decide to change our limitations on transfers out of the guaranteed interest option, we will provide you with notice of at least 30 days.


You can request a transfer via the Internet by visiting our websites at www.axa.com or us.axa.com for those outside the U.S. and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day until further notice.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option(R) ("MSO"), if available under your policy, there must be sufficient funds remaining in the GIO to cover the applicable MSO charges. Finally, depending on your policy, there may be a charge for making this transfer. Your prospectus will specify if your policy imposes a charge for this transfer.


(8) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(9)  TAX INFORMATION.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally, a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.


You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. In the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.


POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a Death Benefit Option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

3.8% TAX ON NET INVESTMENT INCOME OR "NII". The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.


WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS. Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

Even though this section in the Supplement discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain policyholders, as well as report policy account values and other information for such policyholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments and disbursements. FATCA and its related guidance are extraordinarily complex and its effect varies considerably by type of payer, type of payee and type of recipient.


(10) CUSTOMER LOYALTY CREDIT. We provide a monthly Customer Loyalty Credit at an annual rate of 0.10% on a current (non-guaranteed) basis. The Customer Loyalty Credit reduces the total monthly deductions and is calculated as a percent of the unloaned account value, not including any value in the GIO.

(11) CHANGES TO THE WAY YOUR MONTHLY COST OF INSURANCE CHARGE REDUCTION IS CALCULATED

Currently, after your policy has been in force for a certain number of years, you are eligible for a non-guaranteed reduction in the monthly cost of insurance charge applied to your policy. The amount of this reduction is calculated as a percentage of your unloaned Policy Account Value on the date the monthly cost of insurance charges are assessed. Please see your most recent prospectus for more details, including (i) the number of years your policy must be in force in order to be eligible for this reduction and (ii) the applicable percentage reduction, which increases over time up to a specified maximum amount.


Starting on your next policy anniversary that falls on or after April 1, 2015, we are changing the way we calculate the reduction in your monthly cost of insurance charge. The amount of the reduction will be calculated as a percentage of the total of (a) minus (b), where:


(a) equals your unloaned Policy Account Value on the date the monthly cost of insurance charges are assessed; and

(b) equals any portion of your unloaned Policy Account Value invested in your policy's guaranteed interest option ("GIO")* on the date the monthly cost of insurance charges are assessed. However, if on that date the interest rate that we are paying on amounts invested in the GIO is greater than the minimum guaranteed interest rate of 4.00% per annum, (b) equals zero.

PLEASE NOTE THAT IF YOUR INCENTIVE LIFE PLUS(R) POLICY WAS ISSUED IN NEW YORK, THIS CHANGE MAY NOT APPLY. To determine if this change applies to your policy or if you would like additional information about this change, please contact our Administrative Office.

* The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account" or "Guaranteed Interest Division".

(12) MATURITY. If the insured person is still living on the policy anniversary closest to the policy maturity date (the Final Policy Date for your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.


(13) CYBERSECURITY. We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future.

(14) FINANCIAL STATEMENTS. The financial statements of the Separate Account at December 31, 2015 and for each of the two years in the period ended
December 31, 2015, and the consolidated financial statements of AXA Equitable at December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of AXA Equitable have relevance to the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(15) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2015..............  F-3
   Statements of Operations for the Year Ended December 31, 2015........ F-35
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2015 and 2014......................................... F-54
   Notes to Financial Statements........................................ F-91

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2015 and 2014..............  F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2015, 2014 and 2013................................................  F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2015, 2014 and 2013...................................  F-4
   Consolidated Statements of Equity, Years Ended December 31, 2015,
     2014 and 2013......................................................  F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2015, 2014 and 2013................................................  F-6
   Notes to Consolidated Financial Statements...........................  F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account FP of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2015 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 18, 2016

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015


                                                                                            ALL ASSET
                                                            ALL ASSET        ALL ASSET       MODERATE    AMERICAN CENTURY VP
                                                        AGGRESSIVE-ALT 25* GROWTH-ALT 20* GROWTH-ALT 15* MID CAP VALUE FUND
                                                        ------------------ -------------- -------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $4,685,801      $17,513,641     $5,896,538       $33,846,829
Receivable for shares of the Portfolios sold...........             --               --             --           264,222
Receivable for policy-related transactions.............          7,959            2,403         17,745                --
                                                            ----------      -----------     ----------       -----------
   Total assets........................................      4,693,760       17,516,044      5,914,283        34,111,051
                                                            ----------      -----------     ----------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          7,945            2,403         17,740                --
Payable for policy-related transactions................             --               --             --           264,222
                                                            ----------      -----------     ----------       -----------
   Total liabilities...................................          7,945            2,403         17,740           264,222
                                                            ----------      -----------     ----------       -----------
NET ASSETS.............................................     $4,685,815      $17,513,641     $5,896,543       $33,846,829
                                                            ==========      ===========     ==========       ===========

NET ASSETS:
Accumulation unit values...............................     $4,685,815      $17,513,243     $5,896,543       $33,841,651
Retained by AXA Equitable in Separate Account FP.......             --              398             --             5,178
                                                            ----------      -----------     ----------       -----------
TOTAL NET ASSETS.......................................     $4,685,815      $17,513,641     $5,896,543       $33,846,829
                                                            ==========      ===========     ==========       ===========

Investments in shares of the Portfolios, at cost.......     $5,035,324      $18,772,331     $6,221,963       $33,890,660
The Portfolios shares held
   Class B.............................................        422,044          979,521        564,430                --
   Class II............................................             --               --             --         1,839,502
   Class 4.............................................             --               --             --                --

                                                            AMERICAN FUNDS
                                                         INSURANCE SERIES(R)      AMERICAN FUNDS
                                                             GLOBAL SMALL       INSURANCE SERIES(R)
                                                        CAPITALIZATION FUND/SM/  NEW WORLD FUND(R)
                                                        ----------------------  -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.       $3,590,737            $6,031,453
Receivable for shares of the Portfolios sold...........               --                    --
Receivable for policy-related transactions.............              231                10,756
                                                              ----------            ----------
   Total assets........................................        3,590,968             6,042,209
                                                              ----------            ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........              231                10,707
Payable for policy-related transactions................               --                    --
                                                              ----------            ----------
   Total liabilities...................................              231                10,707
                                                              ----------            ----------
NET ASSETS.............................................       $3,590,737            $6,031,502
                                                              ==========            ==========

NET ASSETS:
Accumulation unit values...............................       $3,590,489            $6,031,501
Retained by AXA Equitable in Separate Account FP.......              248                     1
                                                              ----------            ----------
TOTAL NET ASSETS.......................................       $3,590,737            $6,031,502
                                                              ==========            ==========

Investments in shares of the Portfolios, at cost.......       $3,917,875            $6,967,333
The Portfolios shares held
   Class B.............................................               --                    --
   Class II............................................               --                    --
   Class 4.............................................          148,931               322,710

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA 400 MANAGED AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE
                                                          VOLATILITY*     VOLATILITY*     VOLATILITY*     ALLOCATION*
                                                        --------------- --------------- ---------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $3,159,975      $5,680,004       $2,283,928     $134,821,390
Receivable for shares of the Portfolios sold...........           --              --               --           42,043
Receivable for policy-related transactions.............          280             599            1,795               --
                                                          ----------      ----------       ----------     ------------
   Total assets........................................    3,160,255       5,680,603        2,285,723      134,863,433
                                                          ----------      ----------       ----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          250             548            1,774               --
Payable for policy-related transactions................           --              --               --           42,043
                                                          ----------      ----------       ----------     ------------
   Total liabilities...................................          250             548            1,774           42,043
                                                          ----------      ----------       ----------     ------------
NET ASSETS.............................................   $3,160,005      $5,680,055       $2,283,949     $134,821,390
                                                          ==========      ==========       ==========     ============

NET ASSETS:
Accumulation unit values...............................   $3,160,005      $5,680,055       $2,283,949     $134,771,854
Retained by AXA Equitable in Separate Account FP.......           --              --               --           49,536
                                                          ----------      ----------       ----------     ------------
TOTAL NET ASSETS.......................................   $3,160,005      $5,680,055       $2,283,949     $134,821,390
                                                          ==========      ==========       ==========     ============

Investments in shares of the Portfolios, at cost.......   $3,317,020      $5,571,761       $2,432,576     $135,173,684
The Portfolios shares held
   Class A.............................................           --              --               --        5,607,380
   Class B.............................................      168,502         303,380          134,202        7,551,959

                                                        AXA BALANCED AXA CONSERVATIVE
                                                         STRATEGY*     ALLOCATION*
                                                        ------------ ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $24,206,957    $33,058,345
Receivable for shares of the Portfolios sold...........          --         50,127
Receivable for policy-related transactions.............      30,873             --
                                                        -----------    -----------
   Total assets........................................  24,237,830     33,108,472
                                                        -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      30,873             --
Payable for policy-related transactions................          --         50,127
                                                        -----------    -----------
   Total liabilities...................................      30,873         50,127
                                                        -----------    -----------
NET ASSETS............................................. $24,206,957    $33,058,345
                                                        ===========    ===========

NET ASSETS:
Accumulation unit values............................... $24,206,956    $33,055,654
Retained by AXA Equitable in Separate Account FP.......           1          2,691
                                                        -----------    -----------
TOTAL NET ASSETS....................................... $24,206,957    $33,058,345
                                                        ===========    ===========

Investments in shares of the Portfolios, at cost....... $23,574,368    $34,382,493
The Portfolios shares held
   Class A.............................................          --      2,606,309
   Class B.............................................   1,752,927        953,105

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE-PLUS
                                                        GROWTH STRATEGY*    STRATEGY*          ALLOCATION*
                                                        ---------------- ---------------- ---------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $5,539,156       $2,426,766         $32,007,291
Receivable for shares of the Portfolios sold...........            --               --                  --
Receivable for policy-related transactions.............         1,516               --              33,654
                                                           ----------       ----------         -----------
   Total assets........................................     5,540,672        2,426,766          32,040,945
                                                           ----------       ----------         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         1,516               --              33,654
Payable for policy-related transactions................            --               --                  --
                                                           ----------       ----------         -----------
   Total liabilities...................................         1,516               --              33,654
                                                           ----------       ----------         -----------
NET ASSETS.............................................    $5,539,156       $2,426,766         $32,007,291
                                                           ==========       ==========         ===========

NET ASSETS:
Accumulation unit values...............................    $5,539,150       $2,426,766         $32,004,603
Retained by AXA Equitable in Separate Account FP.......             6               --               2,688
                                                           ----------       ----------         -----------
TOTAL NET ASSETS.......................................    $5,539,156       $2,426,766         $32,007,291
                                                           ==========       ==========         ===========

Investments in shares of the Portfolios, at cost.......    $5,405,259       $2,419,276         $33,121,807
The Portfolios shares held
   Class A.............................................            --               --           1,866,889
   Class B.............................................       421,152          207,070           1,515,747

                                                                                        AXA INTERNATIONAL
                                                         AXA GLOBAL EQUITY  AXA GROWTH    CORE MANAGED
                                                        MANAGED VOLATILITY* STRATEGY*      VOLATILITY*
                                                        ------------------- ----------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $138,554,356     $42,615,016    $60,451,548
Receivable for shares of the Portfolios sold...........              --              --          6,850
Receivable for policy-related transactions.............         127,567         119,741             --
                                                           ------------     -----------    -----------
   Total assets........................................     138,681,923      42,734,757     60,458,398
                                                           ------------     -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         127,567         119,741             --
Payable for policy-related transactions................              --              --          6,850
                                                           ------------     -----------    -----------
   Total liabilities...................................         127,567         119,741          6,850
                                                           ------------     -----------    -----------
NET ASSETS.............................................    $138,554,356     $42,615,016    $60,451,548
                                                           ============     ===========    ===========

NET ASSETS:
Accumulation unit values...............................    $138,512,478     $42,615,016    $60,384,608
Retained by AXA Equitable in Separate Account FP.......          41,878              --         66,940
                                                           ------------     -----------    -----------
TOTAL NET ASSETS.......................................    $138,554,356     $42,615,016    $60,451,548
                                                           ============     ===========    ===========

Investments in shares of the Portfolios, at cost.......    $118,012,935     $40,995,719    $62,551,980
The Portfolios shares held
   Class A.............................................       1,963,319              --      1,572,771
   Class B.............................................       7,614,179       2,759,267      5,054,187

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                            AXA INTERNATIONAL    AXA LARGE     AXA LARGE CAP
                                                         AXA INTERNATIONAL    VALUE MANAGED   CAP CORE MANAGED GROWTH MANAGED
                                                        MANAGED VOLATILITY*    VOLATILITY*      VOLATILITY*     VOLATILITY*
                                                        ------------------- ----------------- ---------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $1,907,552         $78,588,076      $26,207,406     $240,712,316
Receivable for shares of the Portfolios sold...........             --                  --           11,946               --
Receivable for policy-related transactions.............            253              20,457               --           35,095
                                                            ----------         -----------      -----------     ------------
   Total assets........................................      1,907,805          78,608,533       26,219,352      240,747,411
                                                            ----------         -----------      -----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            241              20,457               --           35,066
Payable for policy-related transactions................             --                  --           11,946               --
                                                            ----------         -----------      -----------     ------------
   Total liabilities...................................            241              20,457           11,946           35,066
                                                            ----------         -----------      -----------     ------------
NET ASSETS.............................................     $1,907,564         $78,588,076      $26,207,406     $240,712,345
                                                            ==========         ===========      ===========     ============

NET ASSETS:
Accumulation unit values...............................     $1,907,564         $78,566,207      $26,171,415     $240,592,651
Accumulation nonunitized...............................             --                  --               --               --
Retained by AXA Equitable in Separate Account FP.......             --              21,869           35,991          119,694
                                                            ----------         -----------      -----------     ------------
TOTAL NET ASSETS.......................................     $1,907,564         $78,588,076      $26,207,406     $240,712,345
                                                            ==========         ===========      ===========     ============

Investments in shares of the Portfolios, at cost.......     $2,079,936         $80,113,558      $21,605,461     $152,102,794
The Portfolios shares held
   Class A.............................................             --           1,407,053          475,660        1,529,245
   Class B.............................................        164,370           5,419,838        2,417,226        7,419,394

                                                        AXA LARGE CAP  AXA MID CAP
                                                        VALUE MANAGED VALUE MANAGED
                                                         VOLATILITY*   VOLATILITY*
                                                        ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $378,262,261  $195,057,168
Receivable for shares of the Portfolios sold...........           --            --
Receivable for policy-related transactions.............       53,650       224,357
                                                        ------------  ------------
   Total assets........................................  378,315,911   195,281,525
                                                        ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       16,016       224,357
Payable for policy-related transactions................           --            --
                                                        ------------  ------------
   Total liabilities...................................       16,016       224,357
                                                        ------------  ------------
NET ASSETS............................................. $378,299,895  $195,057,168
                                                        ============  ============

NET ASSETS:
Accumulation unit values............................... $377,978,807  $195,020,631
Accumulation nonunitized...............................      197,360            --
Retained by AXA Equitable in Separate Account FP.......      123,728        36,537
                                                        ------------  ------------
TOTAL NET ASSETS....................................... $378,299,895  $195,057,168
                                                        ============  ============

Investments in shares of the Portfolios, at cost....... $318,802,223  $122,768,205
The Portfolios shares held
   Class A.............................................   17,077,791    12,423,080
   Class B.............................................    8,279,431       814,627

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA MODERATE   AXA MODERATE   AXA MODERATE-PLUS AXA/AB SMALL
                                                        ALLOCATION*  GROWTH STRATEGY*    ALLOCATION*    CAP GROWTH*
                                                        ------------ ---------------- ----------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $910,231,674   $82,588,080      $412,421,394    $186,772,456
Receivable for shares of the Portfolios sold...........      344,534            --                --         179,874
Receivable for policy-related transactions.............           --        50,576           199,940              --
                                                        ------------   -----------      ------------    ------------
   Total assets........................................  910,576,208    82,638,656       412,621,334     186,952,330
                                                        ------------   -----------      ------------    ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --        50,576           199,814              --
Payable for policy-related transactions................      934,835            --                --         179,874
                                                        ------------   -----------      ------------    ------------
   Total liabilities...................................      934,835        50,576           199,814         179,874
                                                        ------------   -----------      ------------    ------------
NET ASSETS............................................. $909,641,373   $82,588,080      $412,421,520    $186,772,456
                                                        ============   ===========      ============    ============

NET ASSETS:
Accumulation unit values............................... $906,881,876   $82,588,073      $412,395,816    $186,740,617
Accumulation nonunitized...............................    2,751,139            --                --              --
Retained by AXA Equitable in Separate Account FP.......        8,358             7            25,704          31,839
                                                        ------------   -----------      ------------    ------------
TOTAL NET ASSETS....................................... $909,641,373   $82,588,080      $412,421,520    $186,772,456
                                                        ============   ===========      ============    ============

Investments in shares of the Portfolios, at cost....... $933,156,163   $78,767,066      $412,395,678    $179,168,579
The Portfolios shares held
   Class A.............................................   56,636,233            --        17,533,235       7,342,113
   Class B.............................................   11,237,730     5,548,356        22,192,036       3,738,963
   Class III...........................................           --            --                --              --

                                                        AXA/LOOMIS SAYLES   BLACKROCK GLOBAL
                                                             GROWTH*      ALLOCATION V.I. FUND
                                                        ----------------- --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $25,418,761        $ 9,385,444
Receivable for shares of the Portfolios sold...........         62,406            551,123
Receivable for policy-related transactions.............             --                 --
                                                           -----------        -----------
   Total assets........................................     25,481,167          9,936,567
                                                           -----------        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --                 --
Payable for policy-related transactions................         62,406            551,123
                                                           -----------        -----------
   Total liabilities...................................         62,406            551,123
                                                           -----------        -----------
NET ASSETS.............................................    $25,418,761        $ 9,385,444
                                                           ===========        ===========

NET ASSETS:
Accumulation unit values...............................    $25,417,740        $ 9,383,853
Accumulation nonunitized...............................             --                 --
Retained by AXA Equitable in Separate Account FP.......          1,021              1,591
                                                           -----------        -----------
TOTAL NET ASSETS.......................................    $25,418,761        $ 9,385,444
                                                           ===========        ===========

Investments in shares of the Portfolios, at cost.......    $26,205,447        $10,403,608
The Portfolios shares held
   Class A.............................................      1,519,321                 --
   Class B.............................................      2,535,609                 --
   Class III...........................................             --            719,743

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                           CHARTER/SM/     CHARTER/SM/ SMALL CHARTER/SM/ SMALL EQ/BLACKROCK BASIC
                                                        MULTI-SECTOR BOND*   CAP GROWTH*       CAP VALUE*        VALUE EQUITY*
                                                        ------------------ ---------------   ---------------   ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $86,602,359       $11,025,562       $26,094,648        $194,843,111
Receivable for shares of the Portfolios sold...........             --             1,810                --             164,696
Receivable for policy-related transactions.............             --                --             1,268                  --
                                                           -----------       -----------       -----------        ------------
   Total assets........................................     86,602,359        11,027,372        26,095,916         195,007,807
                                                           -----------       -----------       -----------        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         11,866                --             1,268                  --
Payable for policy-related transactions................         47,383             1,810                --             164,696
                                                           -----------       -----------       -----------        ------------
   Total liabilities...................................         59,249             1,810             1,268             164,696
                                                           -----------       -----------       -----------        ------------
NET ASSETS.............................................    $86,543,110       $11,025,562       $26,094,648        $194,843,111
                                                           ===========       ===========       ===========        ============

NET ASSETS:
Accumulation unit values...............................    $86,024,782       $11,024,124       $26,039,739        $194,775,830
Accumulation nonunitized...............................        479,006                --                --                  --
Retained by AXA Equitable in Separate Account FP.......         39,322             1,438            54,909              67,281
                                                           -----------       -----------       -----------        ------------
TOTAL NET ASSETS.......................................    $86,543,110       $11,025,562       $26,094,648        $194,843,111
                                                           ===========       ===========       ===========        ============

Investments in shares of the Portfolios, at cost.......    $99,480,089       $ 9,389,456       $22,059,613        $148,353,715
The Portfolios shares held
   Class A.............................................     18,834,712                --           872,670           1,821,766
   Class B.............................................      4,228,196           986,401         1,099,215           7,947,885

                                                        EQ/BOSTON ADVISORS EQ/CALVERT SOCIALLY
                                                          EQUITY INCOME*      RESPONSIBLE*
                                                        ------------------ -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $18,779,463         $1,969,983
Receivable for shares of the Portfolios sold...........         24,827                 --
Receivable for policy-related transactions.............             --              1,343
                                                           -----------         ----------
   Total assets........................................     18,804,290          1,971,326
                                                           -----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --              1,343
Payable for policy-related transactions................         24,827                 --
                                                           -----------         ----------
   Total liabilities...................................         24,827              1,343
                                                           -----------         ----------
NET ASSETS.............................................    $18,779,463         $1,969,983
                                                           ===========         ==========

NET ASSETS:
Accumulation unit values...............................    $18,778,773         $1,840,332
Accumulation nonunitized...............................             --                 --
Retained by AXA Equitable in Separate Account FP.......            690            129,651
                                                           -----------         ----------
TOTAL NET ASSETS.......................................    $18,779,463         $1,969,983
                                                           ===========         ==========

Investments in shares of the Portfolios, at cost.......    $20,183,310         $1,865,447
The Portfolios shares held
   Class A.............................................        780,666             30,948
   Class B.............................................      2,454,119            148,627

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                                      EQ/GAMCO
                                                        EQ/CAPITAL GUARDIAN   EQ/COMMON      EQ/CORE    EQ/EQUITY    MERGERS AND
                                                             RESEARCH*       STOCK INDEX*  BOND INDEX*  500 INDEX*  ACQUISITIONS*
                                                        ------------------- -------------- ----------- ------------ -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $109,079,349     $1,517,499,264 $52,455,328 $710,613,679  $14,417,027
Receivable for shares of the Portfolios sold...........              --                 --          --   11,307,989       64,379
Receivable for policy-related transactions.............         115,126            207,264      90,313           --           --
                                                           ------------     -------------- ----------- ------------  -----------
   Total assets........................................     109,194,475      1,517,706,528  52,545,641  721,921,668   14,481,406
                                                           ------------     -------------- ----------- ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         115,126          1,903,826      90,313           --           --
Payable for policy-related transactions................              --                 --          --   11,280,278       64,379
                                                           ------------     -------------- ----------- ------------  -----------
   Total liabilities...................................         115,126          1,903,826      90,313   11,280,278       64,379
                                                           ------------     -------------- ----------- ------------  -----------
NET ASSETS.............................................    $109,079,349     $1,515,802,702 $52,455,328 $710,641,390  $14,417,027
                                                           ============     ============== =========== ============  ===========

NET ASSETS:
Accumulation unit values...............................    $108,942,544     $1,512,075,188 $52,438,242 $710,110,485  $14,416,329
Accumulation nonunitized...............................              --          3,703,197          --      487,238           --
Retained by AXA Equitable in Separate Account FP.......         136,805             24,317      17,086       43,667          698
                                                           ------------     -------------- ----------- ------------  -----------
TOTAL NET ASSETS.......................................    $109,079,349     $1,515,802,702 $52,455,328 $710,641,390  $14,417,027
                                                           ============     ============== =========== ============  ===========

Investments in shares of the Portfolios, at cost.......    $ 75,333,910     $1,129,481,794 $53,416,142 $530,134,428  $14,719,220
The Portfolios shares held
   Class A.............................................         700,223         51,629,728   2,972,660   15,065,409       55,297
   Class B.............................................       4,470,975          7,054,639   2,340,177    5,567,594    1,089,657

                                                        EQ/GAMCO SMALL
                                                        COMPANY VALUE*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $143,948,905
Receivable for shares of the Portfolios sold...........        61,915
Receivable for policy-related transactions.............            --
                                                         ------------
   Total assets........................................   144,010,820
                                                         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --
Payable for policy-related transactions................        61,915
                                                         ------------
   Total liabilities...................................        61,915
                                                         ------------
NET ASSETS.............................................  $143,948,905
                                                         ============

NET ASSETS:
Accumulation unit values...............................  $143,947,551
Accumulation nonunitized...............................            --
Retained by AXA Equitable in Separate Account FP.......         1,354
                                                         ------------
TOTAL NET ASSETS.......................................  $143,948,905
                                                         ============

Investments in shares of the Portfolios, at cost.......  $128,366,996
The Portfolios shares held
   Class A.............................................        94,770
   Class B.............................................     2,822,811

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        EQ/GLOBAL   EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INVESCO
                                                        BOND PLUS*  GOVERNMENT BOND*  EQUITY INDEX*   COMSTOCK*
                                                        ----------- ---------------- ---------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $17,020,519   $84,477,831      $285,203,249   $23,947,435
Receivable for shares of the Portfolios sold...........          --            --                --        91,872
Receivable for policy-related transactions.............      41,234     1,447,066                --            --
                                                        -----------   -----------      ------------   -----------
   Total assets........................................  17,061,753    85,924,897       285,203,249    24,039,307
                                                        -----------   -----------      ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      41,234     1,699,778            34,175            --
Payable for policy-related transactions................          --            --            51,821        91,872
                                                        -----------   -----------      ------------   -----------
   Total liabilities...................................      41,234     1,699,778            85,996        91,872
                                                        -----------   -----------      ------------   -----------
NET ASSETS............................................. $17,020,519   $84,225,119      $285,117,253   $23,947,435
                                                        ===========   ===========      ============   ===========

NET ASSETS:
Accumulation unit values............................... $17,019,608   $84,124,230      $284,771,369   $23,941,482
Accumulation nonunitized...............................          --        83,155           283,862            --
Retained by AXA Equitable in Separate Account FP.......         911        17,734            62,022         5,953
                                                        -----------   -----------      ------------   -----------
TOTAL NET ASSETS....................................... $17,020,519   $84,225,119      $285,117,253   $23,947,435
                                                        ===========   ===========      ============   ===========

Investments in shares of the Portfolios, at cost....... $18,764,826   $83,409,706      $331,196,939   $24,169,223
The Portfolios shares held
   Class A.............................................     967,218     6,405,352        27,640,054       889,677
   Class B.............................................     957,232     1,824,995         6,346,623       846,197

                                                            EQ/JPMORGAN      EQ/LARGE CAP
                                                        VALUE OPPORTUNITIES* GROWTH INDEX*
                                                        -------------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $31,835,466      $131,468,171
Receivable for shares of the Portfolios sold...........         129,495           230,667
Receivable for policy-related transactions.............              --                --
                                                            -----------      ------------
   Total assets........................................      31,964,961       131,698,838
                                                            -----------      ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........              --                --
Payable for policy-related transactions................         129,495           230,667
                                                            -----------      ------------
   Total liabilities...................................         129,495           230,667
                                                            -----------      ------------
NET ASSETS.............................................     $31,835,466      $131,468,171
                                                            ===========      ============

NET ASSETS:
Accumulation unit values...............................     $31,738,178      $131,406,029
Accumulation nonunitized...............................              --                --
Retained by AXA Equitable in Separate Account FP.......          97,288            62,142
                                                            -----------      ------------
TOTAL NET ASSETS.......................................     $31,835,466      $131,468,171
                                                            ===========      ============

Investments in shares of the Portfolios, at cost.......     $25,401,315      $108,067,291
The Portfolios shares held
   Class A.............................................         145,693         1,393,731
   Class B.............................................       1,916,000        10,001,725

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                        EQ/MFS                                  EQ/MORGAN
                                                        EQ/LARGE CAP INTERNATIONAL  EQ/MID CAP    EQ/MONEY       STANLEY
                                                        VALUE INDEX*    GROWTH*       INDEX*      MARKET*    MID CAP GROWTH*
                                                        ------------ ------------- ------------ ------------ ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $19,576,495   $37,624,667  $110,947,775 $164,068,962   $42,454,695
Receivable for policy-related transactions.............       3,778        11,904        13,515           --         1,603
                                                        -----------   -----------  ------------ ------------   -----------
   Total assets........................................  19,580,273    37,636,571   110,961,290  164,068,962    42,456,298
                                                        -----------   -----------  ------------ ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       3,778        11,904        13,515    3,204,477         1,603
Payable for policy-related transactions................          --            --            --      225,346            --
                                                        -----------   -----------  ------------ ------------   -----------
   Total liabilities...................................       3,778        11,904        13,515    3,429,823         1,603
                                                        -----------   -----------  ------------ ------------   -----------
NET ASSETS............................................. $19,576,495   $37,624,667  $110,947,775 $160,639,139   $42,454,695
                                                        ===========   ===========  ============ ============   ===========

NET ASSETS:
Accumulation unit values............................... $19,563,050   $37,624,456  $110,926,489 $160,225,139   $42,454,011
Accumulation nonunitized...............................          --            --            --      399,908            --
Retained by AXA Equitable in Separate Account FP.......      13,445           211        21,286       14,092           684
                                                        -----------   -----------  ------------ ------------   -----------
TOTAL NET ASSETS....................................... $19,576,495   $37,624,667  $110,947,775 $160,639,139   $42,454,695
                                                        ===========   ===========  ============ ============   ===========

Investments in shares of the Portfolios, at cost....... $18,324,841   $37,870,066  $ 81,228,978 $164,071,519   $45,027,079
The Portfolios shares held
   Class A.............................................   1,291,585            --     2,190,371  119,426,001     1,242,389
   Class B.............................................   1,233,912     5,759,587     6,454,175   44,583,652     1,356,010

                                                        EQ/PIMCO ULTRA
                                                         SHORT BOND*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $33,788,100
Receivable for policy-related transactions.............       22,877
                                                         -----------
   Total assets........................................   33,810,977
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       22,877
Payable for policy-related transactions................           --
                                                         -----------
   Total liabilities...................................       22,877
                                                         -----------
NET ASSETS.............................................  $33,788,100
                                                         ===========

NET ASSETS:
Accumulation unit values...............................  $33,786,076
Accumulation nonunitized...............................           --
Retained by AXA Equitable in Separate Account FP.......        2,024
                                                         -----------
TOTAL NET ASSETS.......................................  $33,788,100
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $34,366,960
The Portfolios shares held
   Class A.............................................    1,665,994
   Class B.............................................    1,788,178

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        EQ/QUALITY     EQ/SMALL    EQ/T. ROWE PRICE EQ/UBS GROWTH EQ/WELLS FARGO
                                                        BOND PLUS*  COMPANY INDEX*  GROWTH STOCK*     & INCOME*   OMEGA GROWTH*
                                                        ----------- -------------- ---------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $59,040,836  $71,357,715     $83,752,029     $12,167,265   $84,147,622
Receivable for shares of the Portfolios sold...........          --           --              --              --       689,838
Receivable for policy-related transactions.............          --       19,083          68,498           2,548            --
                                                        -----------  -----------     -----------     -----------   -----------
   Total assets........................................  59,040,836   71,376,798      83,820,527      12,169,813    84,837,460
                                                        -----------  -----------     -----------     -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      10,744       19,083          68,498           2,548            --
Payable for policy-related transactions................       4,896           --              --              --       689,838
                                                        -----------  -----------     -----------     -----------   -----------
   Total liabilities...................................      15,640       19,083          68,498           2,548       689,838
                                                        -----------  -----------     -----------     -----------   -----------
NET ASSETS............................................. $59,025,196  $71,357,715     $83,752,029     $12,167,265   $84,147,622
                                                        ===========  ===========     ===========     ===========   ===========

NET ASSETS:
Accumulation unit values............................... $58,938,154  $71,333,656     $83,627,648     $12,167,186   $84,098,127
Accumulation nonunitized...............................      41,512           --              --              --            --
Retained by AXA Equitable in Separate Account FP.......      45,530       24,059         124,381              79        49,495
                                                        -----------  -----------     -----------     -----------   -----------
TOTAL NET ASSETS....................................... $59,025,196  $71,357,715     $83,752,029     $12,167,265   $84,147,622
                                                        ===========  ===========     ===========     ===========   ===========

Investments in shares of the Portfolios, at cost....... $62,012,185  $73,412,921     $63,542,709     $12,277,127   $92,151,693
The Portfolios shares held
   Class A.............................................   4,524,452    4,256,816         114,590              --     1,082,760
   Class B.............................................   2,459,443    2,803,183       2,078,484       1,456,556     6,956,447
   Service Class 2.....................................          --           --              --              --            --

                                                        FIDELITY(R) VIP
                                                         ASSET MANAGER:
                                                        GROWTH PORTFOLIO
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $1,265,102
Receivable for shares of the Portfolios sold...........            --
Receivable for policy-related transactions.............         5,587
                                                           ----------
   Total assets........................................     1,270,689
                                                           ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         5,587
Payable for policy-related transactions................            --
                                                           ----------
   Total liabilities...................................         5,587
                                                           ----------
NET ASSETS.............................................    $1,265,102
                                                           ==========

NET ASSETS:
Accumulation unit values...............................    $1,264,299
Accumulation nonunitized...............................            --
Retained by AXA Equitable in Separate Account FP.......           803
                                                           ----------
TOTAL NET ASSETS.......................................    $1,265,102
                                                           ==========

Investments in shares of the Portfolios, at cost.......    $1,136,697
The Portfolios shares held
   Class A.............................................            --
   Class B.............................................            --
   Service Class 2.....................................        67,653

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                          FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP    FIDELITY(R)
                                           CONTRAFUND(R)   EQUITY-INCOME  GOVERNMENT MONEY   VIP GROWTH &   FIDELITY(R) VIP HIGH
                                             PORTFOLIO       PORTFOLIO    MARKET PORTFOLIO INCOME PORTFOLIO   INCOME PORTFOLIO
                                          --------------- --------------- ---------------- ---------------- --------------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................   $86,528,119     $1,055,461       $  997,475       $7,289,120         $3,378,581
Receivable for shares of the Portfolios
 sold....................................       225,473             --               --              943                 --
Receivable for policy-related
 transactions............................            --             --            8,380               --              1,683
                                            -----------     ----------       ----------       ----------         ----------
   Total assets..........................    86,753,592      1,055,461        1,005,855        7,290,063          3,380,264
                                            -----------     ----------       ----------       ----------         ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................            --             --            8,380               --              1,683
Payable for policy-related transactions..       225,473             --               --              943                 --
                                            -----------     ----------       ----------       ----------         ----------
   Total liabilities.....................       225,473             --            8,380              943              1,683
                                            -----------     ----------       ----------       ----------         ----------
NET ASSETS...............................   $86,528,119     $1,055,461       $  997,475       $7,289,120         $3,378,581
                                            ===========     ==========       ==========       ==========         ==========

NET ASSETS:
Accumulation unit values.................   $86,521,344     $1,050,900       $  997,382       $7,288,286         $3,378,456
Retained by AXA Equitable in Separate
 Account FP..............................         6,775          4,561               93              834                125
                                            -----------     ----------       ----------       ----------         ----------
TOTAL NET ASSETS.........................   $86,528,119     $1,055,461       $  997,475       $7,289,120         $3,378,581
                                            ===========     ==========       ==========       ==========         ==========

Investments in shares of the Portfolios,
 at cost.................................   $84,361,750     $1,163,508       $  997,475       $7,375,716         $3,871,097
The Portfolios shares held
   Service Class 2.......................     2,601,567         52,668          997,475          393,156            703,871

                                          FIDELITY(R) VIP
                                          INVESTMENT GRADE
                                           BOND PORTFOLIO
                                          ----------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $7,133,949
Receivable for shares of the Portfolios
 sold....................................            --
Receivable for policy-related
 transactions............................       174,387
                                             ----------
   Total assets..........................     7,308,336
                                             ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................       174,387
Payable for policy-related transactions..            --
                                             ----------
   Total liabilities.....................       174,387
                                             ----------
NET ASSETS...............................    $7,133,949
                                             ==========

NET ASSETS:
Accumulation unit values.................    $7,133,122
Retained by AXA Equitable in Separate
 Account FP..............................           827
                                             ----------
TOTAL NET ASSETS.........................    $7,133,949
                                             ==========

Investments in shares of the Portfolios,
 at cost.................................    $7,377,294
The Portfolios shares held
   Service Class 2.......................       590,070

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                            FIDELITY(R) VIP                  FRANKLIN RISING
                                           FIDELITY(R) VIP  FIDELITY(R) VIP VALUE STRATEGIES FRANKLIN MUTUAL    DIVIDENDS
                                          MID CAP PORTFOLIO VALUE PORTFOLIO    PORTFOLIO     SHARES VIP FUND    VIP FUND
                                          ----------------- --------------- ---------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $20,963,130      $1,260,965        $333,242       $10,351,661     $49,523,210
Receivable for shares of the Portfolios
 sold....................................        337,065              --              --           197,468              --
Receivable for policy-related
 transactions............................             --          27,933              --                --          38,045
                                             -----------      ----------        --------       -----------     -----------
   Total assets..........................     21,300,195       1,288,898         333,242        10,549,129      49,561,255
                                             -----------      ----------        --------       -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................             --          27,933              --                --          38,045
Payable for policy-related transactions..        337,065              --              --           197,468              --
                                             -----------      ----------        --------       -----------     -----------
   Total liabilities.....................        337,065          27,933              --           197,468          38,045
                                             -----------      ----------        --------       -----------     -----------
NET ASSETS...............................    $20,963,130      $1,260,965        $333,242       $10,351,661     $49,523,210
                                             ===========      ==========        ========       ===========     ===========

NET ASSETS:
Accumulation unit values.................    $20,947,483      $1,247,021        $333,016       $10,351,594     $49,522,271
Retained by AXA Equitable in Separate
 Account FP..............................         15,647          13,944             226                67             939
                                             -----------      ----------        --------       -----------     -----------
TOTAL NET ASSETS.........................    $20,963,130      $1,260,965        $333,242       $10,351,661     $49,523,210
                                             ===========      ==========        ========       ===========     ===========

Investments in shares of the Portfolios,
 at cost.................................    $22,339,532      $1,402,574        $312,679       $10,472,970     $50,302,599
The Portfolios shares held
   Class 2...............................             --              --              --           539,149       2,003,366
   Service Class 2.......................        658,597          95,455          22,762                --              --

                                             FRANKLIN
                                            SMALL CAP
                                          VALUE VIP FUND
                                          --------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................   $5,238,989
Receivable for shares of the Portfolios
 sold....................................           --
Receivable for policy-related
 transactions............................       11,545
                                            ----------
   Total assets..........................    5,250,534
                                            ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................       11,545
Payable for policy-related transactions..           --
                                            ----------
   Total liabilities.....................       11,545
                                            ----------
NET ASSETS...............................   $5,238,989
                                            ==========

NET ASSETS:
Accumulation unit values.................   $5,236,430
Retained by AXA Equitable in Separate
 Account FP..............................        2,559
                                            ----------
TOTAL NET ASSETS.........................   $5,238,989
                                            ==========

Investments in shares of the Portfolios,
 at cost.................................   $6,281,940
The Portfolios shares held
   Class 2...............................      296,323
   Service Class 2.......................           --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                   GOLDMAN     INVESCO V.I.      INVESCO
                                                             FRANKLIN STRATEGIC SACHS VIT MID   DIVERSIFIED    V.I. GLOBAL
                                                              INCOME VIP FUND   CAP VALUE FUND DIVIDEND FUND REAL ESTATE FUND
                                                             ------------------ -------------- ------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $29,160,631      $10,211,424    $3,477,353     $32,762,484
Receivable for shares of the Portfolios sold................             --            6,263        11,970          27,347
Receivable for policy-related transactions..................          9,713               --            --              --
                                                                -----------      -----------    ----------     -----------
   Total assets.............................................     29,170,344       10,217,687     3,489,323      32,789,831
                                                                -----------      -----------    ----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          9,713               --            --              --
Payable for policy-related transactions.....................             --            6,263        11,970          27,277
                                                                -----------      -----------    ----------     -----------
   Total liabilities........................................          9,713            6,263        11,970          27,277
                                                                -----------      -----------    ----------     -----------
NET ASSETS..................................................    $29,160,631      $10,211,424    $3,477,353     $32,762,554
                                                                ===========      ===========    ==========     ===========

NET ASSETS:
Accumulation unit values....................................    $29,159,050      $10,210,486    $3,477,345     $32,762,554
Retained by AXA Equitable in Separate Account FP............          1,581              938             8              --
                                                                -----------      -----------    ----------     -----------
TOTAL NET ASSETS............................................    $29,160,631      $10,211,424    $3,477,353     $32,762,554
                                                                ===========      ===========    ==========     ===========

Investments in shares of the Portfolios, at cost............    $33,932,018      $12,403,173    $3,458,360     $32,834,923
The Portfolios shares held
   Class 2..................................................      2,856,085               --            --              --
   Series II................................................             --               --       150,145       2,059,238
   Service Shares...........................................             --          703,751            --              --

                                                             INVESCO V.I.      INVESCO
                                                             INTERNATIONAL   V.I. MID CAP
                                                              GROWTH FUND  CORE EQUITY FUND
                                                             ------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $30,483,481     $3,003,504
Receivable for shares of the Portfolios sold................       20,031         21,888
Receivable for policy-related transactions..................           --             --
                                                              -----------     ----------
   Total assets.............................................   30,503,512      3,025,392
                                                              -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --             --
Payable for policy-related transactions.....................       20,031         21,888
                                                              -----------     ----------
   Total liabilities........................................       20,031         21,888
                                                              -----------     ----------
NET ASSETS..................................................  $30,483,481     $3,003,504
                                                              ===========     ==========

NET ASSETS:
Accumulation unit values....................................  $30,483,452     $3,003,497
Retained by AXA Equitable in Separate Account FP............           29              7
                                                              -----------     ----------
TOTAL NET ASSETS............................................  $30,483,481     $3,003,504
                                                              ===========     ==========

Investments in shares of the Portfolios, at cost............  $30,843,149     $3,463,550
The Portfolios shares held
   Class 2..................................................           --             --
   Series II................................................      922,624        252,183
   Service Shares...........................................           --             --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                 INVESCO     IVY FUNDS VIP
                                                               V.I. SMALL      DIVIDEND    IVY FUNDS   IVY FUNDS VIP
                                                             CAP EQUITY FUND OPPORTUNITIES VIP ENERGY   HIGH INCOME
                                                             --------------- ------------- ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $4,376,255      $525,446    $14,261,490  $20,390,092
Receivable for shares of the Portfolios sold................          812        15,461             --           --
Receivable for policy-related transactions..................           --            --          5,091       15,450
                                                               ----------      --------    -----------  -----------
   Total assets.............................................    4,377,067       540,907     14,266,581   20,405,542
                                                               ----------      --------    -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --            --          5,091       15,430
Payable for policy-related transactions.....................          812        15,461             --           --
                                                               ----------      --------    -----------  -----------
   Total liabilities........................................          812        15,461          5,091       15,430
                                                               ----------      --------    -----------  -----------
NET ASSETS..................................................   $4,376,255      $525,446    $14,261,490  $20,390,112
                                                               ==========      ========    ===========  ===========

NET ASSETS:
Accumulation unit values....................................   $4,376,202      $523,867    $14,261,063  $20,390,112
Retained by AXA Equitable in Separate Account FP............           53         1,579            427           --
                                                               ----------      --------    -----------  -----------
TOTAL NET ASSETS............................................   $4,376,255      $525,446    $14,261,490  $20,390,112
                                                               ==========      ========    ===========  ===========

Investments in shares of the Portfolios, at cost............   $5,196,117      $559,094    $19,306,332  $23,480,940
The Portfolios shares held
   Common Shares............................................           --        67,224      2,829,492    6,084,234
   Series II................................................      258,034            --             --           --

                                                                            IVY FUNDS VIP
                                                             IVY FUNDS VIP     SCIENCE
                                                             MID CAP GROWTH AND TECHNOLOGY
                                                             -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $28,093,633    $26,510,800
Receivable for shares of the Portfolios sold................           --         97,955
Receivable for policy-related transactions..................       39,849             --
                                                              -----------    -----------
   Total assets.............................................   28,133,482     26,608,755
                                                              -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       39,849             --
Payable for policy-related transactions.....................           --         97,955
                                                              -----------    -----------
   Total liabilities........................................       39,849         97,955
                                                              -----------    -----------
NET ASSETS..................................................  $28,093,633    $26,510,800
                                                              ===========    ===========

NET ASSETS:
Accumulation unit values....................................  $28,093,476    $26,510,330
Retained by AXA Equitable in Separate Account FP............          157            470
                                                              -----------    -----------
TOTAL NET ASSETS............................................  $28,093,633    $26,510,800
                                                              ===========    ===========

Investments in shares of the Portfolios, at cost............  $29,458,044    $28,649,275
The Portfolios shares held
   Common Shares............................................    2,981,737      1,154,873
   Series II................................................           --             --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                             IVY FUNDS  LAZARD RETIREMENT
                                                             VIP SMALL  EMERGING MARKETS  MFS(R) INTERNATIONAL MFS(R) INVESTORS
                                                             CAP GROWTH EQUITY PORTFOLIO    VALUE PORTFOLIO      TRUST SERIES
                                                             ---------- ----------------- -------------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $8,950,701    $39,073,665        $69,473,217         $2,198,630
Receivable for shares of the Portfolios sold................         --             --            478,155             25,234
Receivable for policy-related transactions..................      1,938         24,366                 --                 --
                                                             ----------    -----------        -----------         ----------
   Total assets.............................................  8,952,639     39,098,031         69,951,372          2,223,864
                                                             ----------    -----------        -----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      1,938         24,366                 --                 --
Payable for policy-related transactions.....................         --             --            478,134             25,234
                                                             ----------    -----------        -----------         ----------
   Total liabilities........................................      1,938         24,366            478,134             25,234
                                                             ----------    -----------        -----------         ----------
NET ASSETS.................................................. $8,950,701    $39,073,665        $69,473,238         $2,198,630
                                                             ==========    ===========        ===========         ==========

NET ASSETS:
Accumulation unit values.................................... $8,950,532    $39,063,330        $69,473,238         $2,198,593
Retained by AXA Equitable in Separate Account FP............        169         10,335                 --                 37
                                                             ----------    -----------        -----------         ----------
TOTAL NET ASSETS............................................ $8,950,701    $39,073,665        $69,473,238         $2,198,630
                                                             ==========    ===========        ===========         ==========

Investments in shares of the Portfolios, at cost............ $9,979,304    $51,124,206        $65,392,847         $2,289,215
The Portfolios shares held
   Common Shares............................................    844,024             --                 --                 --
   Service Class............................................         --             --          3,139,323             83,598
   Service Shares...........................................         --      2,488,768                 --                 --

                                                             MFS(R) MASSACHUSETTS
                                                               INVESTORS GROWTH   MFS(R) UTILITIES
                                                               STOCK PORTFOLIO         SERIES
                                                             -------------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......      $2,155,182         $1,640,096
Receivable for shares of the Portfolios sold................           1,216             18,621
Receivable for policy-related transactions..................              --                 --
                                                                  ----------         ----------
   Total assets.............................................       2,156,398          1,658,717
                                                                  ----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............              --                 --
Payable for policy-related transactions.....................           1,216             18,621
                                                                  ----------         ----------
   Total liabilities........................................           1,216             18,621
                                                                  ----------         ----------
NET ASSETS..................................................      $2,155,182         $1,640,096
                                                                  ==========         ==========

NET ASSETS:
Accumulation unit values....................................      $2,155,093         $1,640,066
Retained by AXA Equitable in Separate Account FP............              89                 30
                                                                  ----------         ----------
TOTAL NET ASSETS............................................      $2,155,182         $1,640,096
                                                                  ==========         ==========

Investments in shares of the Portfolios, at cost............      $2,256,597         $2,066,680
The Portfolios shares held
   Common Shares............................................              --                 --
   Service Class............................................         132,872             65,213
   Service Shares...........................................              --                 --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                           MULTIMANAGER    MULTIMANAGER  MULTIMANAGER    MULTIMANAGER
                                                        AGGRESSIVE EQUITY*  CORE BOND*  MID CAP GROWTH* MID CAP VALUE*
                                                        ------------------ ------------ --------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $400,975,919    $71,011,100    $30,608,639    $44,455,888
Receivable for shares of the Portfolios sold...........           9,408         89,628         11,644             --
Receivable for policy-related transactions.............              --             --             --          6,833
                                                           ------------    -----------    -----------    -----------
   Total assets........................................     400,985,327     71,100,728     30,620,283     44,462,721
                                                           ------------    -----------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........              --             --             --          6,833
Payable for policy-related transactions................         299,700         89,628         11,644             --
                                                           ------------    -----------    -----------    -----------
   Total liabilities...................................         299,700         89,628         11,644          6,833
                                                           ------------    -----------    -----------    -----------
NET ASSETS.............................................    $400,685,627    $71,011,100    $30,608,639    $44,455,888
                                                           ============    ===========    ===========    ===========

NET ASSETS:
Accumulation unit values...............................    $400,059,046    $70,996,584    $30,514,873    $44,263,411
Accumulation nonunitized...............................         611,830             --             --             --
Retained by AXA Equitable in Separate Account FP.......          14,751         14,516         93,766        192,477
                                                           ------------    -----------    -----------    -----------
TOTAL NET ASSETS.......................................    $400,685,627    $71,011,100    $30,608,639    $44,455,888
                                                           ============    ===========    ===========    ===========

Investments in shares of the Portfolios, at cost.......    $218,322,203    $75,386,768    $33,964,315    $30,850,827
The Portfolios shares held
   Class A.............................................       8,156,098      2,140,974      1,270,632        734,952
   Class B.............................................         592,901      5,140,660      2,451,769      2,670,617
   Class II............................................              --             --             --             --

                                                                      NATURAL
                                                        MULTIMANAGER RESOURCES
                                                        TECHNOLOGY*  PORTFOLIO
                                                        ------------ ----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $87,587,374  $2,625,871
Receivable for shares of the Portfolios sold...........          --   1,153,484
Receivable for policy-related transactions.............      84,791          --
                                                        -----------  ----------
   Total assets........................................  87,672,165   3,779,355
                                                        -----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      84,791          --
Payable for policy-related transactions................          --   1,153,400
                                                        -----------  ----------
   Total liabilities...................................      84,791   1,153,400
                                                        -----------  ----------
NET ASSETS............................................. $87,587,374  $2,625,955
                                                        ===========  ==========

NET ASSETS:
Accumulation unit values............................... $87,531,101  $2,625,954
Accumulation nonunitized...............................          --          --
Retained by AXA Equitable in Separate Account FP.......      56,273           1
                                                        -----------  ----------
TOTAL NET ASSETS....................................... $87,587,374  $2,625,955
                                                        ===========  ==========

Investments in shares of the Portfolios, at cost....... $63,980,891  $2,932,818
The Portfolios shares held
   Class A.............................................     803,068          --
   Class B.............................................   3,662,304          --
   Class II............................................          --     125,101

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         PIMCO COMMODITY
                                                               REAL
                                                        RETURN(R) STRATEGY    PIMCO REAL      PIMCO TOTAL
                                                            PORTFOLIO      RETURN PORTFOLIO RETURN PORTFOLIO
                                                        ------------------ ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $ 8,075,775       $23,350,709      $63,431,545
Receivable for shares of the Portfolios sold...........             --            61,684          577,751
Receivable for policy-related transactions.............         17,794                --               --
                                                           -----------       -----------      -----------
   Total assets........................................      8,093,569        23,412,393       64,009,296
                                                           -----------       -----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         17,794                --               --
Payable for policy-related transactions................             --            61,684          577,751
                                                           -----------       -----------      -----------
   Total liabilities...................................         17,794            61,684          577,751
                                                           -----------       -----------      -----------
NET ASSETS.............................................    $ 8,075,775       $23,350,709      $63,431,545
                                                           ===========       ===========      ===========

NET ASSETS:
Accumulation unit values...............................    $ 8,067,499       $23,346,047      $63,420,035
Retained by AXA Equitable in Separate Account FP.......          8,276             4,662           11,510
                                                           -----------       -----------      -----------
TOTAL NET ASSETS.......................................    $ 8,075,775       $23,350,709      $63,431,545
                                                           ===========       ===========      ===========

Investments in shares of the Portfolios, at cost.......    $13,502,938       $26,145,210      $67,700,917
The Portfolios shares held
   Class B.............................................             --                --               --
   Advisor Class.......................................      1,155,333         1,957,310        5,995,420
   Class II............................................             --                --               --


                                                        T. ROWE PRICE EQUITY   T. ROWE PRICE HEALTH   TARGET 2015
                                                        INCOME PORTFOLIO - II SCIENCES PORTFOLIO - II ALLOCATION*
                                                        --------------------- ----------------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.      $17,057,137            $5,989,898         $222,848
Receivable for shares of the Portfolios sold...........           53,896               375,867               --
Receivable for policy-related transactions.............               --                    --              195
                                                             -----------            ----------         --------
   Total assets........................................       17,111,033             6,365,765          223,043
                                                             -----------            ----------         --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........               --                    --              195
Payable for policy-related transactions................           53,896               375,867               --
                                                             -----------            ----------         --------
   Total liabilities...................................           53,896               375,867              195
                                                             -----------            ----------         --------
NET ASSETS.............................................      $17,057,137            $5,989,898         $222,848
                                                             ===========            ==========         ========

NET ASSETS:
Accumulation unit values...............................      $17,055,239            $5,985,838         $222,819
Retained by AXA Equitable in Separate Account FP.......            1,898                 4,060               29
                                                             -----------            ----------         --------
TOTAL NET ASSETS.......................................      $17,057,137            $5,989,898         $222,848
                                                             ===========            ==========         ========

Investments in shares of the Portfolios, at cost.......      $16,164,443            $6,188,800         $236,229
The Portfolios shares held
   Class B.............................................               --                    --           26,308
   Advisor Class.......................................               --                    --               --
   Class II............................................          638,127               159,010               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                           TEMPLETON
                                                        TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055    DEVELOPING
                                                        ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION* MARKETS VIP FUND
                                                        ----------- ----------- ----------- ----------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $1,261,227   $863,923    $571,332     $45,587     $ 7,804,218
Receivable for shares of the Portfolios sold...........         --         --          --          --              --
Receivable for policy-related transactions.............      5,662      6,201       4,533          --           1,420
                                                        ----------   --------    --------     -------     -----------
   Total assets........................................  1,266,889    870,124     575,865      45,587       7,805,638
                                                        ----------   --------    --------     -------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      5,662      6,201       4,526          --           1,420
Payable for policy-related transactions................         --         --          --          --              --
                                                        ----------   --------    --------     -------     -----------
   Total liabilities...................................      5,662      6,201       4,526          --           1,420
                                                        ----------   --------    --------     -------     -----------
NET ASSETS............................................. $1,261,227   $863,923    $571,339     $45,587     $ 7,804,218
                                                        ==========   ========    ========     =======     ===========

NET ASSETS:
Accumulation unit values............................... $1,261,184   $863,923    $571,339     $45,586     $ 7,804,142
Retained by AXA Equitable in Separate Account FP.......         43         --          --           1              76
                                                        ----------   --------    --------     -------     -----------
TOTAL NET ASSETS....................................... $1,261,227   $863,923    $571,339     $45,587     $ 7,804,218
                                                        ==========   ========    ========     =======     ===========

Investments in shares of the Portfolios, at cost....... $1,357,657   $916,978    $595,935     $46,180     $11,289,397
The Portfolios shares held
   Class B.............................................    133,933     90,401      60,674       4,935              --
   Class 2.............................................         --         --          --          --       1,234,845

                                                        TEMPLETON GLOBAL
                                                         BOND VIP FUND
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $42,461,283
Receivable for shares of the Portfolios sold...........       232,720
Receivable for policy-related transactions.............            --
                                                          -----------
   Total assets........................................    42,694,003
                                                          -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --
Payable for policy-related transactions................       232,720
                                                          -----------
   Total liabilities...................................       232,720
                                                          -----------
NET ASSETS.............................................   $42,461,283
                                                          ===========

NET ASSETS:
Accumulation unit values...............................   $42,461,100
Retained by AXA Equitable in Separate Account FP.......           183
                                                          -----------
TOTAL NET ASSETS.......................................   $42,461,283
                                                          ===========

Investments in shares of the Portfolios, at cost.......   $48,910,775
The Portfolios shares held
   Class B.............................................            --
   Class 2.............................................     2,687,423

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                           VANGUARD VARIABLE
                                                                                           INSURANCE FUND -
                                                           TEMPLETON    VAN ECK VIP GLOBAL   EQUITY INDEX
                                                        GROWTH VIP FUND  HARD ASSETS FUND      PORTFOLIO
                                                        --------------- ------------------ -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $4,512,983       $ 8,559,363        $7,903,607
Receivable for shares of the Portfolios sold...........          196                --                --
Receivable for policy-related transactions.............           --            26,338            33,233
                                                          ----------       -----------        ----------
   Total assets........................................    4,513,179         8,585,701         7,936,840
                                                          ----------       -----------        ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --            26,338            33,233
Payable for policy-related transactions................          196                --                --
                                                          ----------       -----------        ----------
   Total liabilities...................................          196            26,338            33,233
                                                          ----------       -----------        ----------
NET ASSETS.............................................   $4,512,983       $ 8,559,363        $7,903,607
                                                          ==========       ===========        ==========

NET ASSETS:
Accumulation unit values...............................   $4,511,466       $ 8,558,874        $7,894,096
Retained by AXA Equitable in Separate Account FP.......        1,517               489             9,511
                                                          ----------       -----------        ----------
TOTAL NET ASSETS.......................................   $4,512,983       $ 8,559,363        $7,903,607
                                                          ==========       ===========        ==========

Investments in shares of the Portfolios, at cost.......   $5,019,684       $13,887,937        $6,713,034
The Portfolios shares held
   Class 2.............................................      338,813                --                --
   Class S Shares......................................           --           523,508                --
   Investor Share Class................................           --                --           237,702

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                                       UNITS
                                                                CONTRACT                            OUTSTANDING
                                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 25....................................  0.00%         B          $  9.42        1
ALL ASSET AGGRESSIVE-ALT 25....................................  0.00%         B          $106.12       36
ALL ASSET AGGRESSIVE-ALT 25....................................  0.60%         B          $104.45        8
ALL ASSET AGGRESSIVE-ALT 25....................................  0.80%         B          $103.89       --
ALL ASSET AGGRESSIVE-ALT 25....................................  0.90%         B          $103.61        1

ALL ASSET GROWTH-ALT 20........................................  0.00%         B          $  9.47        1
ALL ASSET GROWTH-ALT 20........................................  0.00%         B          $131.08       95
ALL ASSET GROWTH-ALT 20........................................  0.60%         B          $126.67       37
ALL ASSET GROWTH-ALT 20........................................  0.80%         B          $125.22       --
ALL ASSET GROWTH-ALT 20........................................  0.90%         B          $124.51        3

ALL ASSET MODERATE GROWTH-ALT 15...............................  0.00%         B          $  9.52       85
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.00%         B          $103.48       45
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.60%         B          $101.84        4
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.80%         B          $101.30       --
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.90%         B          $101.03       --

AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.00%      CLASS II      $ 18.28       91
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.00%      CLASS II      $182.78       87
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.60%      CLASS II      $176.63       87
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.80%      CLASS II      $174.61       --
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.90%      CLASS II      $173.61        4

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.00%      CLASS 4       $ 11.47       13
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.00%      CLASS 4       $114.69       19
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.60%      CLASS 4       $112.88       10
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.80%      CLASS 4       $112.28       --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.90%      CLASS 4       $111.98        1

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.00%      CLASS 4       $  9.49       84
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.00%      CLASS 4       $ 94.90       35
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.60%      CLASS 4       $ 93.40       19
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.80%      CLASS 4       $ 92.91       --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.90%      CLASS 4       $ 92.66        1

AXA 400 MANAGED VOLATILITY.....................................  0.00%         B          $158.65       11
AXA 400 MANAGED VOLATILITY.....................................  0.60%         B          $153.31        9
AXA 400 MANAGED VOLATILITY.....................................  0.80%         B          $151.56       --
AXA 400 MANAGED VOLATILITY.....................................  0.90%         B          $150.69       --

AXA 500 MANAGED VOLATILITY.....................................  0.00%         B          $170.05       17
AXA 500 MANAGED VOLATILITY.....................................  0.60%         B          $164.32       16
AXA 500 MANAGED VOLATILITY.....................................  0.80%         B          $162.45       --
AXA 500 MANAGED VOLATILITY.....................................  0.90%         B          $161.52        1

AXA 2000 MANAGED VOLATILITY....................................  0.00%         B          $148.16        8
AXA 2000 MANAGED VOLATILITY....................................  0.60%         B          $143.17        7
AXA 2000 MANAGED VOLATILITY....................................  0.80%         B          $141.54       --
AXA 2000 MANAGED VOLATILITY....................................  0.90%         B          $140.73       --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION..................  0.00%          A         $ 20.46        56
AXA AGGRESSIVE ALLOCATION..................  0.00%          A         $122.68        --
AXA AGGRESSIVE ALLOCATION..................  0.00%          A         $203.22       137
AXA AGGRESSIVE ALLOCATION..................  0.60%          A         $188.78       143
AXA AGGRESSIVE ALLOCATION..................  0.80%          A         $184.18         1
AXA AGGRESSIVE ALLOCATION..................  0.90%          A         $181.92         7
AXA AGGRESSIVE ALLOCATION..................  0.00%          B         $199.09       335
AXA AGGRESSIVE ALLOCATION..................  0.60%          B         $184.94        57

AXA BALANCED STRATEGY......................  0.00%          B         $139.85       173

AXA CONSERVATIVE ALLOCATION................  0.00%          A         $ 13.90       128
AXA CONSERVATIVE ALLOCATION................  0.00%          A         $124.74         5
AXA CONSERVATIVE ALLOCATION................  0.00%          A         $152.61        40
AXA CONSERVATIVE ALLOCATION................  0.60%          A         $141.77        89
AXA CONSERVATIVE ALLOCATION................  0.80%          A         $138.31        --
AXA CONSERVATIVE ALLOCATION................  0.90%          A         $136.61        22
AXA CONSERVATIVE ALLOCATION................  0.00%          B         $149.50        42
AXA CONSERVATIVE ALLOCATION................  0.60%          B         $138.87        19

AXA CONSERVATIVE GROWTH STRATEGY...........  0.00%          B         $133.74        41

AXA CONSERVATIVE STRATEGY..................  0.00%          B         $121.68        20

AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          A         $ 15.58        56
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          A         $125.25        --
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          A         $164.89        33
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.60%          A         $153.17        69
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.80%          A         $149.44         1
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.90%          A         $147.61         5
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          B         $161.54        68
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.60%          B         $150.06        22

AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          A         $ 21.91        17
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          A         $309.95         1
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          A         $499.04        56
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          B         $267.56       112
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.60%          B         $239.56       288
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.60%          B         $324.81        15
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.80%          B         $230.86         2
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.90%          B         $226.63        24

AXA GROWTH STRATEGY........................  0.00%          B         $152.84       279

AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.00%          A         $219.85        62
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.60%          A         $158.89         4
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.00%          B         $142.49       128
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.60%          B         $128.73       199
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.80%          B         $124.93        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.90%          B         $122.52        18

AXA INTERNATIONAL MANAGED VOLATILITY.......  0.00%          B         $113.69        10
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.60%          B         $109.86         6
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.80%          B         $108.60        --
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.90%          B         $107.98         1

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          A         $ 15.75        31
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          A         $168.86         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          A         $215.01        69
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.60%          A         $153.56         3

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          B         $157.18       120
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.60%          B         $153.60         6
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.60%          B         $156.83       243
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.80%          B         $137.81         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.90%          B         $148.78        28

AXA LARGE CAP CORE MANAGED VOLATILITY......  0.00%          A         $ 23.69         3
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.00%          A         $265.83        16
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.60%          A         $186.41        --
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.00%          B         $171.18        81
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.60%          B         $154.92        50
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.80%          B         $149.83        --
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.90%          B         $147.35         2

AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          A         $ 26.45         9
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          A         $258.87         1
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          A         $340.73       114
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.60%          A         $211.75        12
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          B         $325.20       108
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.60%          B         $166.99        53
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.60%          B         $290.64       491
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.80%          B         $279.91         6
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.90%          B         $274.69        37

AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $ 21.33         5
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $180.14         1
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $183.62       119
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $243.12       241
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          A         $168.81        15
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          A         $192.72       756
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.80%          A         $161.00        19
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.90%          A         $182.83       124
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          B         $181.24        91
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          B         $163.37         8
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          B         $190.23       554
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.90%          B         $180.46        --

AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $ 26.48        21
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $235.25         1
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $304.12        30
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $326.71       127
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.60%          A         $227.44         6
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.60%          A         $264.03        29
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.60%          A         $271.80       417
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.80%          A         $261.76         4
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.90%          A         $256.88        33
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          B         $302.82        39

AXA MODERATE ALLOCATION....................  0.00%          A         $ 16.40       177
AXA MODERATE ALLOCATION....................  0.00%          A         $123.39         9
AXA MODERATE ALLOCATION....................  0.00%          A         $353.24       235
AXA MODERATE ALLOCATION....................  0.60%          A         $761.12       805
AXA MODERATE ALLOCATION....................  0.80%          A         $245.25        12
AXA MODERATE ALLOCATION....................  0.90%          A         $309.81       174

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                       -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION...............  0.00%          B         $173.92        507
AXA MODERATE ALLOCATION...............  0.60%          B         $160.71        383

AXA MODERATE GROWTH STRATEGY..........  0.00%          B         $146.26        565

AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $ 18.36        214
AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $124.34          4
AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $193.73        465
AXA MODERATE-PLUS ALLOCATION..........  0.60%          A         $179.96        424
AXA MODERATE-PLUS ALLOCATION..........  0.80%          A         $175.57          4
AXA MODERATE-PLUS ALLOCATION..........  0.90%          A         $173.42         60
AXA MODERATE-PLUS ALLOCATION..........  0.00%          B         $189.77      1,035
AXA MODERATE-PLUS ALLOCATION..........  0.60%          B         $176.29        193

AXA/AB SMALL CAP GROWTH...............  0.00%          A         $ 30.42         60
AXA/AB SMALL CAP GROWTH...............  0.00%          A         $400.02         86
AXA/AB SMALL CAP GROWTH...............  0.60%          A         $357.50        223
AXA/AB SMALL CAP GROWTH...............  0.80%          A         $344.30          3
AXA/AB SMALL CAP GROWTH...............  0.90%          A         $337.88         27
AXA/AB SMALL CAP GROWTH...............  0.00%          B         $328.35         32
AXA/AB SMALL CAP GROWTH...............  0.60%          B         $264.94        189

AXA/LOOMIS SAYLES GROWTH..............  0.00%          A         $ 18.51          7
AXA/LOOMIS SAYLES GROWTH..............  0.00%          A         $197.33         10
AXA/LOOMIS SAYLES GROWTH..............  0.60%          A         $187.27         36
AXA/LOOMIS SAYLES GROWTH..............  0.80%          A         $184.01         --
AXA/LOOMIS SAYLES GROWTH..............  0.90%          A         $182.41          3
AXA/LOOMIS SAYLES GROWTH..............  0.00%          B         $240.98         50
AXA/LOOMIS SAYLES GROWTH..............  0.60%          B         $185.13         21

BLACKROCK GLOBAL ALLOCATION V.I. FUND.  0.00%      CLASS III     $ 13.06        146
BLACKROCK GLOBAL ALLOCATION V.I. FUND.  0.00%      CLASS III     $130.59         57

CHARTER/SM/ MULTI-SECTOR BOND.........  0.00%          A         $ 14.00         31
CHARTER/SM/ MULTI-SECTOR BOND.........  0.00%          A         $227.86        103
CHARTER/SM/ MULTI-SECTOR BOND.........  0.60%          A         $382.35        107
CHARTER/SM/ MULTI-SECTOR BOND.........  0.80%          A         $151.14          3
CHARTER/SM/ MULTI-SECTOR BOND.........  0.90%          A         $224.83         21
CHARTER/SM/ MULTI-SECTOR BOND.........  0.00%          B         $137.83         39
CHARTER/SM/ MULTI-SECTOR BOND.........  0.60%          B         $107.68         97

CHARTER/SM/ SMALL CAP GROWTH..........  0.00%          B         $121.52          1
CHARTER/SM/ SMALL CAP GROWTH..........  0.00%          B         $178.20         44
CHARTER/SM/ SMALL CAP GROWTH..........  0.60%          B         $115.37         26
CHARTER/SM/ SMALL CAP GROWTH..........  0.80%          B         $113.38         --
CHARTER/SM/ SMALL CAP GROWTH..........  0.90%          B         $112.40          1

CHARTER/SM/ SMALL CAP VALUE...........  0.00%          A         $241.60         43
CHARTER/SM/ SMALL CAP VALUE...........  0.60%          A         $224.44          5
CHARTER/SM/ SMALL CAP VALUE...........  0.00%          B         $253.43         18
CHARTER/SM/ SMALL CAP VALUE...........  0.60%          B         $223.82          2
CHARTER/SM/ SMALL CAP VALUE...........  0.60%          B         $229.88         38
CHARTER/SM/ SMALL CAP VALUE...........  0.80%          B         $222.21         --
CHARTER/SM/ SMALL CAP VALUE...........  0.90%          B         $218.07         --
CHARTER/SM/ SMALL CAP VALUE...........  0.90%          B         $218.57          3

EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $ 23.55        132
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $220.00          4

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/BLACKROCK BASIC VALUE EQUITY..  0.00%          A        $  307.19      101
EQ/BLACKROCK BASIC VALUE EQUITY..  0.60%          A        $  285.38        5
EQ/BLACKROCK BASIC VALUE EQUITY..  0.00%          B        $  404.30      124
EQ/BLACKROCK BASIC VALUE EQUITY..  0.60%          B        $  236.30       28
EQ/BLACKROCK BASIC VALUE EQUITY..  0.60%          B        $  361.34      256
EQ/BLACKROCK BASIC VALUE EQUITY..  0.80%          B        $  348.00        3
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B        $  341.52       25

EQ/BOSTON ADVISORS EQUITY INCOME.  0.00%          A        $  143.34        4
EQ/BOSTON ADVISORS EQUITY INCOME.  0.60%          A        $  136.03       27
EQ/BOSTON ADVISORS EQUITY INCOME.  0.80%          A        $  133.66       --
EQ/BOSTON ADVISORS EQUITY INCOME.  0.90%          A        $  132.50        2
EQ/BOSTON ADVISORS EQUITY INCOME.  0.00%          B        $  197.51       58
EQ/BOSTON ADVISORS EQUITY INCOME.  0.60%          B        $  134.44       21

EQ/CALVERT SOCIALLY RESPONSIBLE..  0.00%          A        $  258.91        1
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.00%          B        $  162.21        5
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.60%          B        $  146.98        6
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.80%          B        $  142.20       --
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.90%          B        $  139.88       --

EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A        $   27.70       17
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A        $  240.00        3
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A        $  326.03       39
EQ/CAPITAL GUARDIAN RESEARCH.....  0.60%          A        $  206.84        3
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          B        $  247.65       45
EQ/CAPITAL GUARDIAN RESEARCH.....  0.60%          B        $  224.46      340
EQ/CAPITAL GUARDIAN RESEARCH.....  0.80%          B        $  217.19        3
EQ/CAPITAL GUARDIAN RESEARCH.....  0.90%          B        $  213.65       29

EQ/COMMON STOCK INDEX............  0.00%          A        $   25.92      115
EQ/COMMON STOCK INDEX............  0.00%          A        $  534.69      383
EQ/COMMON STOCK INDEX............  0.60%          A        $1,357.39      752
EQ/COMMON STOCK INDEX............  0.80%          A        $  325.95       36
EQ/COMMON STOCK INDEX............  0.90%          A        $  554.08      162
EQ/COMMON STOCK INDEX............  0.00%          B        $  166.98      228
EQ/COMMON STOCK INDEX............  0.60%          B        $  182.07      788

EQ/CORE BOND INDEX...............  0.00%          A        $  133.51      126
EQ/CORE BOND INDEX...............  0.00%          A        $  139.54        4
EQ/CORE BOND INDEX...............  0.60%          A        $  131.55        3
EQ/CORE BOND INDEX...............  0.60%          A        $  157.26       64
EQ/CORE BOND INDEX...............  0.80%          A        $  124.62       --
EQ/CORE BOND INDEX...............  0.90%          A        $  122.87       10
EQ/CORE BOND INDEX...............  0.00%          B        $  138.72       77
EQ/CORE BOND INDEX...............  0.60%          B        $  153.67       12
EQ/CORE BOND INDEX...............  0.60%          B        $  156.34       68

EQ/EQUITY 500 INDEX..............  0.00%          A        $   25.27      491
EQ/EQUITY 500 INDEX..............  0.00%          A        $  607.76      328
EQ/EQUITY 500 INDEX..............  0.60%          A        $  538.51      484
EQ/EQUITY 500 INDEX..............  0.80%          A        $  362.98       10
EQ/EQUITY 500 INDEX..............  0.90%          A        $  504.12       86
EQ/EQUITY 500 INDEX..............  0.00%          B        $  183.95      539
EQ/EQUITY 500 INDEX..............  0.60%          B        $  171.99      534

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          A         $ 13.04         17
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          A         $130.42          4
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          B         $134.16         16
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          B         $167.33         35
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.60%          B         $127.32         40
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.80%          B         $125.10         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.90%          B         $124.01          5

EQ/GAMCO SMALL COMPANY VALUE......  0.00%          A         $ 17.50        144
EQ/GAMCO SMALL COMPANY VALUE......  0.00%          A         $175.04         12
EQ/GAMCO SMALL COMPANY VALUE......  0.00%          B         $201.08         16
EQ/GAMCO SMALL COMPANY VALUE......  0.00%          B         $307.85        266
EQ/GAMCO SMALL COMPANY VALUE......  0.60%          B         $190.82        262
EQ/GAMCO SMALL COMPANY VALUE......  0.80%          B         $187.51          1
EQ/GAMCO SMALL COMPANY VALUE......  0.90%          B         $185.87         21

EQ/GLOBAL BOND PLUS...............  0.00%          A         $ 12.00         29
EQ/GLOBAL BOND PLUS...............  0.00%          A         $137.20         26
EQ/GLOBAL BOND PLUS...............  0.60%          A         $121.93         30
EQ/GLOBAL BOND PLUS...............  0.80%          A         $119.81         --
EQ/GLOBAL BOND PLUS...............  0.90%          A         $118.77          8
EQ/GLOBAL BOND PLUS...............  0.00%          B         $130.75         45
EQ/GLOBAL BOND PLUS...............  0.60%          B         $120.50         21

EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          A         $ 11.21         50
EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          A         $233.88        174
EQ/INTERMEDIATE GOVERNMENT BOND...  0.60%          A         $252.20         83
EQ/INTERMEDIATE GOVERNMENT BOND...  0.80%          A         $178.41          1
EQ/INTERMEDIATE GOVERNMENT BOND...  0.90%          A         $201.98         15
EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          B         $123.26          3
EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          B         $167.94         25
EQ/INTERMEDIATE GOVERNMENT BOND...  0.60%          B         $151.91         92

EQ/INTERNATIONAL EQUITY INDEX.....  0.00%          A         $ 16.12        131
EQ/INTERNATIONAL EQUITY INDEX.....  0.00%          A         $186.71        219
EQ/INTERNATIONAL EQUITY INDEX.....  0.60%          A         $164.79      1,046
EQ/INTERNATIONAL EQUITY INDEX.....  0.80%          A         $133.92          9
EQ/INTERNATIONAL EQUITY INDEX.....  0.90%          A         $154.77        101
EQ/INTERNATIONAL EQUITY INDEX.....  0.00%          B         $127.47        152
EQ/INTERNATIONAL EQUITY INDEX.....  0.60%          B         $122.39        272
EQ/INTERNATIONAL EQUITY INDEX.....  0.90%          B         $113.94         --

EQ/INVESCO COMSTOCK...............  0.00%          A         $  9.72         10
EQ/INVESCO COMSTOCK...............  0.00%          A         $139.54         43
EQ/INVESCO COMSTOCK...............  0.60%          A         $132.42         39
EQ/INVESCO COMSTOCK...............  0.80%          A         $130.12         --
EQ/INVESCO COMSTOCK...............  0.90%          A         $128.99          8
EQ/INVESCO COMSTOCK...............  0.00%          B         $177.64         52
EQ/INVESCO COMSTOCK...............  0.60%          B         $130.81         19

EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          A         $ 25.46         25
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          A         $222.31         --
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          A         $289.59          5
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          B         $270.42         34
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.60%          B         $169.61          9
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.60%          B         $241.68         66

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/JPMORGAN VALUE OPPORTUNITIES..  0.80%          B         $232.76         1
EQ/JPMORGAN VALUE OPPORTUNITIES..  0.90%          B         $228.43        11

EQ/LARGE CAP GROWTH INDEX........  0.00%          A         $ 30.66        29
EQ/LARGE CAP GROWTH INDEX........  0.00%          A         $273.76         2
EQ/LARGE CAP GROWTH INDEX........  0.00%          A         $329.10        45
EQ/LARGE CAP GROWTH INDEX........  0.60%          A         $220.46         1
EQ/LARGE CAP GROWTH INDEX........  0.00%          B         $163.77       124
EQ/LARGE CAP GROWTH INDEX........  0.60%          B         $148.21       608
EQ/LARGE CAP GROWTH INDEX........  0.80%          B         $143.34         6
EQ/LARGE CAP GROWTH INDEX........  0.90%          B         $140.97        26

EQ/LARGE CAP VALUE INDEX.........  0.00%          A         $ 90.64        41
EQ/LARGE CAP VALUE INDEX.........  0.60%          A         $ 86.01        43
EQ/LARGE CAP VALUE INDEX.........  0.80%          A         $ 84.52        --
EQ/LARGE CAP VALUE INDEX.........  0.90%          A         $ 83.78        30
EQ/LARGE CAP VALUE INDEX.........  0.00%          B         $104.41        70
EQ/LARGE CAP VALUE INDEX.........  0.60%          B         $ 85.02        27

EQ/MFS INTERNATIONAL GROWTH......  0.00%          B         $115.61        72
EQ/MFS INTERNATIONAL GROWTH......  0.00%          B         $184.50        80
EQ/MFS INTERNATIONAL GROWTH......  0.60%          B         $109.72       112
EQ/MFS INTERNATIONAL GROWTH......  0.80%          B         $107.81        --
EQ/MFS INTERNATIONAL GROWTH......  0.90%          B         $106.87        21

EQ/MID CAP INDEX.................  0.00%          A         $ 28.88        59
EQ/MID CAP INDEX.................  0.00%          A         $223.26         1
EQ/MID CAP INDEX.................  0.00%          A         $330.36        78
EQ/MID CAP INDEX.................  0.60%          A         $227.90         3
EQ/MID CAP INDEX.................  0.00%          B         $211.01       116
EQ/MID CAP INDEX.................  0.60%          B         $192.41       284
EQ/MID CAP INDEX.................  0.80%          B         $186.55         2
EQ/MID CAP INDEX.................  0.90%          B         $183.70        17

EQ/MONEY MARKET..................  0.00%          A         $ 10.00        72
EQ/MONEY MARKET..................  0.00%          A         $ 10.04       874
EQ/MONEY MARKET..................  0.00%          A         $172.07       212
EQ/MONEY MARKET..................  0.60%          A         $242.92       272
EQ/MONEY MARKET..................  0.80%          A         $136.64         2
EQ/MONEY MARKET..................  0.90%          A         $150.92        27
EQ/MONEY MARKET..................  0.00%          B         $131.49       158
EQ/MONEY MARKET..................  0.60%          B         $124.42       185

EQ/MORGAN STANLEY MID CAP GROWTH.  0.00%          A         $164.82        45
EQ/MORGAN STANLEY MID CAP GROWTH.  0.60%          A         $156.41        78
EQ/MORGAN STANLEY MID CAP GROWTH.  0.80%          A         $153.69         1
EQ/MORGAN STANLEY MID CAP GROWTH.  0.90%          A         $152.35         5
EQ/MORGAN STANLEY MID CAP GROWTH.  0.00%          B         $238.53        69
EQ/MORGAN STANLEY MID CAP GROWTH.  0.60%          B         $154.57        36

EQ/PIMCO ULTRA SHORT BOND........  0.00%          A         $115.56        59
EQ/PIMCO ULTRA SHORT BOND........  0.60%          A         $ 99.83         3
EQ/PIMCO ULTRA SHORT BOND........  0.60%          A         $109.66        73
EQ/PIMCO ULTRA SHORT BOND........  0.80%          A         $107.76        --
EQ/PIMCO ULTRA SHORT BOND........  0.90%          A         $106.82        10
EQ/PIMCO ULTRA SHORT BOND........  0.00%          B         $118.43        91
EQ/PIMCO ULTRA SHORT BOND........  0.60%          B         $109.08        62

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
EQ/QUALITY BOND PLUS............................  0.00%          A         $ 12.12        37
EQ/QUALITY BOND PLUS............................  0.00%          A         $250.53        58
EQ/QUALITY BOND PLUS............................  0.60%          A         $206.72       102
EQ/QUALITY BOND PLUS............................  0.80%          A         $187.97         1
EQ/QUALITY BOND PLUS............................  0.90%          A         $193.27        10
EQ/QUALITY BOND PLUS............................  0.00%          B         $169.05        35
EQ/QUALITY BOND PLUS............................  0.60%          B         $152.67        97

EQ/SMALL COMPANY INDEX..........................  0.00%          A         $ 25.33        48
EQ/SMALL COMPANY INDEX..........................  0.00%          A         $150.41         1
EQ/SMALL COMPANY INDEX..........................  0.00%          A         $375.73        53
EQ/SMALL COMPANY INDEX..........................  0.60%          A         $238.69         9
EQ/SMALL COMPANY INDEX..........................  0.60%          A         $307.90        57
EQ/SMALL COMPANY INDEX..........................  0.80%          A         $298.43        --
EQ/SMALL COMPANY INDEX..........................  0.90%          A         $294.64         7
EQ/SMALL COMPANY INDEX..........................  0.00%          B         $272.79        74
EQ/SMALL COMPANY INDEX..........................  0.60%          B         $267.98         1
EQ/SMALL COMPANY INDEX..........................  0.60%          B         $271.46        29
EQ/SMALL COMPANY INDEX..........................  0.90%          B         $257.52        --

EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $ 32.65       123
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $187.99        --
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $188.38        --
EQ/T. ROWE PRICE GROWTH STOCK...................  0.60%          A         $178.59         2
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          B         $185.62        40
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          B         $220.65       124
EQ/T. ROWE PRICE GROWTH STOCK...................  0.60%          B         $176.35       236
EQ/T. ROWE PRICE GROWTH STOCK...................  0.80%          B         $173.35         1
EQ/T. ROWE PRICE GROWTH STOCK...................  0.90%          B         $171.87        15

EQ/UBS GROWTH & INCOME..........................  0.00%          B         $144.50         3
EQ/UBS GROWTH & INCOME..........................  0.00%          B         $207.72        24
EQ/UBS GROWTH & INCOME..........................  0.60%          B         $137.13        44
EQ/UBS GROWTH & INCOME..........................  0.80%          B         $134.74        --
EQ/UBS GROWTH & INCOME..........................  0.90%          B         $133.57         4

EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $ 28.11       101
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $264.55        --
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $372.96        23
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          B         $213.39       165
EQ/WELLS FARGO OMEGA GROWTH.....................  0.60%          B         $187.41       187
EQ/WELLS FARGO OMEGA GROWTH.....................  0.80%          B         $187.14         1
EQ/WELLS FARGO OMEGA GROWTH.....................  0.90%          B         $184.08        11

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.00%   SERVICE CLASS 2  $ 21.71        10
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.00%   SERVICE CLASS 2  $224.46         5

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 26.76       111
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $176.98       110
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $335.66        25
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.60%   SERVICE CLASS 2  $171.02       320
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.80%   SERVICE CLASS 2  $169.07        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.90%   SERVICE CLASS 2  $168.10         4

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 23.29        28
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $247.63         2

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.  0.00%   SERVICE CLASS 2  $ 10.03        64
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.  0.00%   SERVICE CLASS 2  $100.30         3

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 24.84        40
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $179.47        15
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $243.82         1
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.60%   SERVICE CLASS 2  $173.43        18
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.90%   SERVICE CLASS 2  $170.47         1

FIDELITY(R) VIP HIGH INCOME PORTFOLIO.............  0.00%   SERVICE CLASS 2  $ 20.71        60
FIDELITY(R) VIP HIGH INCOME PORTFOLIO.............  0.00%   SERVICE CLASS 2  $215.48        10

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...  0.00%   SERVICE CLASS 2  $ 14.91       376
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...  0.00%   SERVICE CLASS 2  $163.80         9

FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $ 27.06        73
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $164.04        50
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $431.25        11
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.60%   SERVICE CLASS 2  $158.52        35
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.80%   SERVICE CLASS 2  $156.71        --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.90%   SERVICE CLASS 2  $155.81         2

FIDELITY(R) VIP VALUE PORTFOLIO...................  0.00%   SERVICE CLASS 2  $ 29.42         8
FIDELITY(R) VIP VALUE PORTFOLIO...................  0.00%   SERVICE CLASS 2  $266.25         4

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........  0.00%   SERVICE CLASS 2  $ 32.20         3
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........  0.00%   SERVICE CLASS 2  $330.17         1

FRANKLIN MUTUAL SHARES VIP FUND...................  0.00%       CLASS 2      $ 15.21        36
FRANKLIN MUTUAL SHARES VIP FUND...................  0.00%       CLASS 2      $152.09        41
FRANKLIN MUTUAL SHARES VIP FUND...................  0.60%       CLASS 2      $146.97        18
FRANKLIN MUTUAL SHARES VIP FUND...................  0.80%       CLASS 2      $145.29        --
FRANKLIN MUTUAL SHARES VIP FUND...................  0.90%       CLASS 2      $144.46         7

FRANKLIN RISING DIVIDENDS VIP FUND................  0.00%       CLASS 2      $174.89       133
FRANKLIN RISING DIVIDENDS VIP FUND................  0.60%       CLASS 2      $169.00       150
FRANKLIN RISING DIVIDENDS VIP FUND................  0.80%       CLASS 2      $167.07        --
FRANKLIN RISING DIVIDENDS VIP FUND................  0.90%       CLASS 2      $166.12         5

FRANKLIN SMALL CAP VALUE VIP FUND.................  0.00%       CLASS 2      $ 15.44        92
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.00%       CLASS 2      $154.43        12
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.60%       CLASS 2      $149.22        13
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.80%       CLASS 2      $147.52        --
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.90%       CLASS 2      $146.68         1

FRANKLIN STRATEGIC INCOME VIP FUND................  0.00%       CLASS 2      $123.13       139
FRANKLIN STRATEGIC INCOME VIP FUND................  0.60%       CLASS 2      $118.99        87
FRANKLIN STRATEGIC INCOME VIP FUND................  0.80%       CLASS 2      $117.63        --
FRANKLIN STRATEGIC INCOME VIP FUND................  0.90%       CLASS 2      $116.96        14

GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.00%   SERVICE SHARES   $162.70        39
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.60%   SERVICE SHARES   $157.21        23
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.80%   SERVICE SHARES   $155.42        --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $154.53         1

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%      SERIES II     $ 16.37       127
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%      SERIES II     $163.68         9

INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.00%      SERIES II     $ 15.31       132
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.00%      SERIES II     $153.07       126

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                     -------- --------------- ---------- -----------
INVESCO V.I. GLOBAL REAL ESTATE FUND................  0.60%     SERIES II      $147.91        69
INVESCO V.I. GLOBAL REAL ESTATE FUND................  0.80%     SERIES II      $146.22        --
INVESCO V.I. GLOBAL REAL ESTATE FUND................  0.90%     SERIES II      $145.39         8

INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.00%     SERIES II      $ 13.70       243
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.00%     SERIES II      $136.96       124
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.60%     SERIES II      $132.34        72
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.80%     SERIES II      $130.83        --
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.90%     SERIES II      $130.09         5

INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.00%     SERIES II      $ 13.93         8
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.00%     SERIES II      $139.29        11
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.60%     SERIES II      $134.59        10
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.80%     SERIES II      $133.06        --
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.90%     SERIES II      $132.30        --

INVESCO V.I. SMALL CAP EQUITY FUND..................  0.00%     SERIES II      $ 16.25         8
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.00%     SERIES II      $162.53        17
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.60%     SERIES II      $157.06         9
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.80%     SERIES II      $155.27        --
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.90%     SERIES II      $154.38        --

IVY FUNDS VIP DIVIDEND OPPORTUNITIES................  0.00%   COMMON SHARES    $ 16.09        24
IVY FUNDS VIP DIVIDEND OPPORTUNITIES................  0.00%   COMMON SHARES    $160.95         1

IVY FUNDS VIP ENERGY................................  0.00%   COMMON SHARES    $  9.39        57
IVY FUNDS VIP ENERGY................................  0.00%   COMMON SHARES    $ 93.87        77
IVY FUNDS VIP ENERGY................................  0.60%   COMMON SHARES    $ 90.71        59
IVY FUNDS VIP ENERGY................................  0.80%   COMMON SHARES    $ 89.67        --
IVY FUNDS VIP ENERGY................................  0.90%   COMMON SHARES    $ 89.16        13

IVY FUNDS VIP HIGH INCOME...........................  0.00%   COMMON SHARES    $  9.86       179
IVY FUNDS VIP HIGH INCOME...........................  0.00%   COMMON SHARES    $ 98.63       122
IVY FUNDS VIP HIGH INCOME...........................  0.60%   COMMON SHARES    $ 97.07        64
IVY FUNDS VIP HIGH INCOME...........................  0.80%   COMMON SHARES    $ 96.56        --
IVY FUNDS VIP HIGH INCOME...........................  0.90%   COMMON SHARES    $ 96.30         4

IVY FUNDS VIP MID CAP GROWTH........................  0.00%   COMMON SHARES    $ 17.27       115
IVY FUNDS VIP MID CAP GROWTH........................  0.00%   COMMON SHARES    $172.66        76
IVY FUNDS VIP MID CAP GROWTH........................  0.60%   COMMON SHARES    $166.85        73
IVY FUNDS VIP MID CAP GROWTH........................  0.80%   COMMON SHARES    $164.94        --
IVY FUNDS VIP MID CAP GROWTH........................  0.90%   COMMON SHARES    $164.00         5

IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $ 19.92        66
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $132.86        73
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $199.21        18
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.60%   COMMON SHARES    $130.76        86
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.80%   COMMON SHARES    $130.06        --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.90%   COMMON SHARES    $129.71         5

IVY FUNDS VIP SMALL CAP GROWTH......................  0.00%   COMMON SHARES    $ 15.84        20
IVY FUNDS VIP SMALL CAP GROWTH......................  0.00%   COMMON SHARES    $158.38        27
IVY FUNDS VIP SMALL CAP GROWTH......................  0.60%   COMMON SHARES    $153.04        26
IVY FUNDS VIP SMALL CAP GROWTH......................  0.80%   COMMON SHARES    $151.30        --
IVY FUNDS VIP SMALL CAP GROWTH......................  0.90%   COMMON SHARES    $150.43         2

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%   SERVICE SHARES   $  8.59       158
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%   SERVICE SHARES   $ 85.89       288

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                       -------- --------------- ---------- -----------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...  0.60%   SERVICE SHARES  $   83.00      145
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...  0.80%   SERVICE SHARES  $   82.05       --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...  0.90%   SERVICE SHARES  $   81.58       11

MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.00%   SERVICE CLASS   $   16.70      197
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.00%   SERVICE CLASS   $  166.99      233
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.60%   SERVICE CLASS   $  161.36      156
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.80%   SERVICE CLASS   $  159.52       --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.90%   SERVICE CLASS   $  158.61       14

MFS(R) INVESTORS TRUST SERIES.........................  0.00%   SERVICE CLASS   $  173.66        7
MFS(R) INVESTORS TRUST SERIES.........................  0.60%   SERVICE CLASS   $  167.81        6
MFS(R) INVESTORS TRUST SERIES.........................  0.80%   SERVICE CLASS   $  165.90       --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.00%   SERVICE CLASS   $  178.35        6
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.60%   SERVICE CLASS   $  172.34        7
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.80%   SERVICE CLASS   $  170.38       --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.90%   SERVICE CLASS   $  169.40       --

MFS(R) UTILITIES SERIES...............................  0.00%   SERVICE CLASS   $   15.48       76
MFS(R) UTILITIES SERIES...............................  0.00%   SERVICE CLASS   $  154.79        3

MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         A         $   27.85       14
MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         A         $  157.58       --
MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         A         $  289.86      159
MULTIMANAGER AGGRESSIVE EQUITY........................  0.60%         A         $  219.42        4
MULTIMANAGER AGGRESSIVE EQUITY........................  0.60%         A         $1,114.42      269
MULTIMANAGER AGGRESSIVE EQUITY........................  0.80%         A         $  162.61       17
MULTIMANAGER AGGRESSIVE EQUITY........................  0.90%         A         $  290.74       79
MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         B         $  147.63       53
MULTIMANAGER AGGRESSIVE EQUITY........................  0.60%         B         $  134.13      141

MULTIMANAGER CORE BOND................................  0.00%         A         $   13.56       39
MULTIMANAGER CORE BOND................................  0.00%         A         $  160.01        3
MULTIMANAGER CORE BOND................................  0.00%         A         $  169.33      110
MULTIMANAGER CORE BOND................................  0.60%         A         $  164.16        7
MULTIMANAGER CORE BOND................................  0.00%         B         $  174.54       97
MULTIMANAGER CORE BOND................................  0.60%         B         $  160.44      190
MULTIMANAGER CORE BOND................................  0.80%         B         $  155.98       --
MULTIMANAGER CORE BOND................................  0.90%         B         $  153.79       17

MULTIMANAGER MID CAP GROWTH...........................  0.00%         A         $  358.68       30
MULTIMANAGER MID CAP GROWTH...........................  0.60%         A         $  201.54        1
MULTIMANAGER MID CAP GROWTH...........................  0.00%         B         $  316.79       11
MULTIMANAGER MID CAP GROWTH...........................  0.60%         B         $  187.99       78
MULTIMANAGER MID CAP GROWTH...........................  0.80%         B         $  286.10       --
MULTIMANAGER MID CAP GROWTH...........................  0.90%         B         $  180.20        8

MULTIMANAGER MID CAP VALUE............................  0.00%         A         $   26.41       12
MULTIMANAGER MID CAP VALUE............................  0.00%         A         $  232.33        2
MULTIMANAGER MID CAP VALUE............................  0.00%         A         $  352.93       25
MULTIMANAGER MID CAP VALUE............................  0.60%         A         $  215.41        1
MULTIMANAGER MID CAP VALUE............................  0.00%         B         $  231.18       28
MULTIMANAGER MID CAP VALUE............................  0.60%         B         $  212.50      122
MULTIMANAGER MID CAP VALUE............................  0.80%         B         $  206.58       --
MULTIMANAGER MID CAP VALUE............................  0.90%         B         $  203.69       11

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
MULTIMANAGER TECHNOLOGY.........................  0.00%          A         $ 33.38        10
MULTIMANAGER TECHNOLOGY.........................  0.00%          A         $466.60        32
MULTIMANAGER TECHNOLOGY.........................  0.60%          A         $239.90         3
MULTIMANAGER TECHNOLOGY.........................  0.00%          B         $379.34        41
MULTIMANAGER TECHNOLOGY.........................  0.60%          B         $214.93       248
MULTIMANAGER TECHNOLOGY.........................  0.80%          B         $342.59         1
MULTIMANAGER TECHNOLOGY.........................  0.90%          B         $206.03        11

NATURAL RESOURCES PORTFOLIO.....................  0.00%      CLASS II      $ 12.68        44
NATURAL RESOURCES PORTFOLIO.....................  0.00%      CLASS II      $ 49.32        42

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.00%    ADVISOR CLASS   $ 62.19        91
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.60%    ADVISOR CLASS   $ 60.10        33
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.80%    ADVISOR CLASS   $ 59.41        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.90%    ADVISOR CLASS   $ 59.07         8

PIMCO REAL RETURN PORTFOLIO.....................  0.00%    ADVISOR CLASS   $ 11.57        80
PIMCO REAL RETURN PORTFOLIO.....................  0.00%    ADVISOR CLASS   $115.70       131
PIMCO REAL RETURN PORTFOLIO.....................  0.60%    ADVISOR CLASS   $111.81        60
PIMCO REAL RETURN PORTFOLIO.....................  0.80%    ADVISOR CLASS   $110.53        --
PIMCO REAL RETURN PORTFOLIO.....................  0.90%    ADVISOR CLASS   $109.90         5

PIMCO TOTAL RETURN PORTFOLIO....................  0.00%    ADVISOR CLASS   $ 12.14       283
PIMCO TOTAL RETURN PORTFOLIO....................  0.00%    ADVISOR CLASS   $121.43       291
PIMCO TOTAL RETURN PORTFOLIO....................  0.60%    ADVISOR CLASS   $117.34       187
PIMCO TOTAL RETURN PORTFOLIO....................  0.80%    ADVISOR CLASS   $116.00         1
PIMCO TOTAL RETURN PORTFOLIO....................  0.90%    ADVISOR CLASS   $115.34        23

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.00%      CLASS II      $152.88        44
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.60%      CLASS II      $147.73        68
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.80%      CLASS II      $146.05        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.90%      CLASS II      $145.21         3

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......  0.00%      CLASS II      $ 34.22        74
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......  0.00%      CLASS II      $342.16        10

TARGET 2015 ALLOCATION..........................  0.00%          B         $ 17.06        12
TARGET 2015 ALLOCATION..........................  0.00%          B         $134.09        --

TARGET 2025 ALLOCATION..........................  0.00%          B         $ 18.68        45
TARGET 2025 ALLOCATION..........................  0.00%          B         $ 94.18        --
TARGET 2025 ALLOCATION..........................  0.00%          B         $138.98         1
TARGET 2025 ALLOCATION..........................  0.60%          B         $ 93.80         3

TARGET 2035 ALLOCATION..........................  0.00%          B         $ 19.81        21
TARGET 2035 ALLOCATION..........................  0.00%          B         $ 93.85         1
TARGET 2035 ALLOCATION..........................  0.00%          B         $141.87         2
TARGET 2035 ALLOCATION..........................  0.60%          B         $ 93.47        --

TARGET 2045 ALLOCATION..........................  0.00%          B         $ 20.78        14
TARGET 2045 ALLOCATION..........................  0.00%          B         $ 93.31         1
TARGET 2045 ALLOCATION..........................  0.00%          B         $142.67         1
TARGET 2045 ALLOCATION..........................  0.60%          B         $ 92.93        --

TARGET 2055 ALLOCATION..........................  0.00%          B         $ 93.79        --

TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.00%       CLASS 2      $ 78.96        62
TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.60%       CLASS 2      $ 76.30        36
TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.80%       CLASS 2      $ 75.43        --
TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.90%       CLASS 2      $ 74.99         3

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2015

                                                                                           UNITS
                                               CONTRACT                                 OUTSTANDING
                                               CHARGES*     SHARE CLASS**    UNIT VALUE (000'S)***
                                               -------- -------------------- ---------- -----------
TEMPLETON GLOBAL BOND VIP FUND................  0.00%         CLASS 2         $ 11.88       186
TEMPLETON GLOBAL BOND VIP FUND................  0.00%         CLASS 2         $118.80       217
TEMPLETON GLOBAL BOND VIP FUND................  0.60%         CLASS 2         $114.80       114
TEMPLETON GLOBAL BOND VIP FUND................  0.80%         CLASS 2         $113.49        --
TEMPLETON GLOBAL BOND VIP FUND................  0.90%         CLASS 2         $112.84        12

TEMPLETON GROWTH VIP FUND.....................  0.00%         CLASS 2         $139.77        17
TEMPLETON GROWTH VIP FUND.....................  0.60%         CLASS 2         $135.06        14
TEMPLETON GROWTH VIP FUND.....................  0.80%         CLASS 2         $133.52        --
TEMPLETON GROWTH VIP FUND.....................  0.90%         CLASS 2         $132.75         2

VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.00%      CLASS S SHARES     $ 59.42        88
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.60%      CLASS S SHARES     $ 57.41        55
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.80%      CLASS S SHARES     $ 56.76        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.90%      CLASS S SHARES     $ 56.43         4

VANGUARD VARIABLE INSURANCE FUND-EQUITY INDEX
 PORTFOLIO....................................  0.60%   INVESTOR SHARE CLASS  $212.51        37

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                           ALL ASSET
                                                                   ALL ASSET   ALL ASSET   MODERATE   AMERICAN CENTURY
                                                                  AGGRESSIVE-   GROWTH-     GROWTH-      VP MID CAP
                                                                    ALT 25*     ALT 20*     ALT 15*      VALUE FUND
                                                                  ----------- -----------  ---------  ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.................................  $  36,493  $   151,343  $  48,053    $   505,173
 Expenses:
   Asset-based charges...........................................      5,581       35,022      2,754        102,180
                                                                   ---------  -----------  ---------    -----------

NET INVESTMENT INCOME (LOSS).....................................     30,912      116,321     45,299        402,993
                                                                   ---------  -----------  ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments.......................    (28,181)     135,371    (31,472)     1,369,743
   Net realized gain distribution from the Portfolios............     70,028      508,235     43,360      1,497,565
                                                                   ---------  -----------  ---------    -----------
 Net realized gain (loss) on investments.........................     41,847      643,606     11,888      2,867,308
                                                                   ---------  -----------  ---------    -----------

 Net change in unrealized appreciation (depreciation) of
   investments...................................................   (296,469)  (1,467,945)  (279,742)    (3,905,191)
                                                                   ---------  -----------  ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...........   (254,622)    (824,339)  (267,854)    (1,037,883)
                                                                   ---------  -----------  ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..  $(223,710) $  (708,018) $(222,555)   $  (634,890)
                                                                   =========  ===========  =========    ===========

                                                                    AMERICAN FUNDS
                                                                  INSURANCE SERIES(R) AMERICAN FUNDS
                                                                     GLOBAL SMALL       INSURANCE
                                                                    CAPITALIZATION    SERIES(R) NEW
                                                                       FUND/SM/       WORLD FUND(R)
                                                                  ------------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.................................      $      --        $  28,522
 Expenses:
   Asset-based charges...........................................          6,438           10,337
                                                                       ---------        ---------

NET INVESTMENT INCOME (LOSS).....................................         (6,438)          18,185
                                                                       ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments.......................        (17,757)        (195,660)
   Net realized gain distribution from the Portfolios............        210,196          272,800
                                                                       ---------        ---------
 Net realized gain (loss) on investments.........................        192,439           77,140
                                                                       ---------        ---------

 Net change in unrealized appreciation (depreciation) of
   investments...................................................       (335,896)        (328,097)
                                                                       ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...........       (143,457)        (250,957)
                                                                       ---------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..      $(149,895)       $(232,772)
                                                                       =========        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               AXA 400     AXA 500    AXA 2000
                                                               MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED
                                                             VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*
                                                             ----------- ----------- ----------- -------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  18,196   $  54,377   $   9,611   $  1,332,902   $ 239,438
 Expenses:
   Asset-based charges......................................      9,584      19,276       7,990        258,437          --
                                                              ---------   ---------   ---------   ------------   ---------

NET INVESTMENT INCOME (LOSS)................................      8,612      35,101       1,621      1,074,465     239,438
                                                              ---------   ---------   ---------   ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    100,811     256,471      50,059      3,227,929      92,581
   Net realized gain distribution from the Portfolios.......    174,975     102,879      97,061      8,610,352     184,613
                                                              ---------   ---------   ---------   ------------   ---------
 Net realized gain (loss) on investments....................    275,786     359,350     147,120     11,838,281     277,194
                                                              ---------   ---------   ---------   ------------   ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (419,615)   (417,425)   (287,236)   (15,516,589)   (700,010)
                                                              ---------   ---------   ---------   ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (143,829)    (58,075)   (140,116)    (3,678,308)   (422,816)
                                                              ---------   ---------   ---------   ------------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(135,217)  $ (22,974)  $(138,495)  $ (2,603,843)  $(183,378)
                                                              =========   =========   =========   ============   =========

                                                             AXA CONSERVATIVE
                                                               ALLOCATION*
                                                             ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $ 277,588
 Expenses:
   Asset-based charges......................................      131,479
                                                                ---------

NET INVESTMENT INCOME (LOSS)................................      146,109
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (68,259)
   Net realized gain distribution from the Portfolios.......      590,146
                                                                ---------
 Net realized gain (loss) on investments....................      521,887
                                                                ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (845,099)
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (323,212)
                                                                ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $(177,103)
                                                                =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                     AXA
                                                                     AXA             AXA             AXA        GLOBAL EQUITY
                                                             CONSERVATIVE GROWTH CONSERVATIVE CONSERVATIVE-PLUS    MANAGED
                                                                  STRATEGY*       STRATEGY*      ALLOCATION*     VOLATILITY*
                                                             ------------------- ------------ ----------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................      $  52,826        $ 19,856      $   274,481     $ 1,316,994
 Expenses:
   Asset-based charges......................................             --              --           95,558         547,468
                                                                  ---------        --------      -----------     -----------

NET INVESTMENT INCOME (LOSS)................................         52,826          19,856          178,923         769,526
                                                                  ---------        --------      -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................         63,401           6,493          207,715       2,541,805
   Net realized gain distribution from the Portfolios.......         37,542           3,134        1,155,361              --
                                                                  ---------        --------      -----------     -----------
 Net realized gain (loss) on investments....................        100,943           9,627        1,363,076       2,541,805
                                                                  ---------        --------      -----------     -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       (186,131)        (37,547)      (1,830,737)     (6,051,699)
                                                                  ---------        --------      -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......        (85,188)        (27,920)        (467,661)     (3,509,894)
                                                                  ---------        --------      -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................      $ (32,362)       $ (8,064)     $  (288,738)    $(2,740,368)
                                                                  =========        ========      ===========     ===========

                                                                                 AXA
                                                                 AXA      INTERNATIONAL CORE
                                                               GROWTH          MANAGED
                                                              STRATEGY*      VOLATILITY*
                                                             -----------  ------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   483,356     $    38,862
 Expenses:
   Asset-based charges......................................          --         207,627
                                                             -----------     -----------

NET INVESTMENT INCOME (LOSS)................................     483,356        (168,765)
                                                             -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     249,339         825,718
   Net realized gain distribution from the Portfolios.......     419,171              --
                                                             -----------     -----------
 Net realized gain (loss) on investments....................     668,510         825,718
                                                             -----------     -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,644,100)     (3,571,482)
                                                             -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (975,590)     (2,745,764)
                                                             -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (492,234)    $(2,914,529)
                                                             ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                  AXA           AXA           AXA             AXA
                                                             INTERNATIONAL INTERNATIONAL LARGE CAP CORE LARGE CAP GROWTH
                                                                MANAGED    VALUE MANAGED    MANAGED         MANAGED
                                                              VOLATILITY*   VOLATILITY*   VOLATILITY*     VOLATILITY*
                                                             ------------- ------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $     782    $    86,801   $   254,605     $    707,284
 Expenses:
   Asset-based charges......................................       4,869        311,041        54,048        1,082,185
                                                               ---------    -----------   -----------     ------------

NET INVESTMENT INCOME (LOSS)................................      (4,087)      (224,240)      200,557         (374,901)
                                                               ---------    -----------   -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (3,014)        22,639       879,622       14,304,482
   Net realized gain distribution from the Portfolios.......      57,917             --       392,314       10,727,031
                                                               ---------    -----------   -----------     ------------
 Net realized gain (loss) on investments....................      54,903         22,639     1,271,936       25,031,513
                                                               ---------    -----------   -----------     ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (122,244)    (2,468,388)   (1,398,547)     (15,570,393)
                                                               ---------    -----------   -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (67,341)    (2,445,749)     (126,611)       9,461,120
                                                               ---------    -----------   -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ (71,428)   $(2,669,989)  $    73,946     $  9,086,219
                                                               =========    ===========   ===========     ============

                                                                   AXA            AXA
                                                             LARGE CAP VALUE MID CAP VALUE
                                                                 MANAGED        MANAGED
                                                               VOLATILITY*    VOLATILITY*
                                                             --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  6,395,049   $  1,591,069
 Expenses:
   Asset-based charges......................................     1,898,522        901,219
                                                              ------------   ------------

NET INVESTMENT INCOME (LOSS)................................     4,496,527        689,850
                                                              ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     3,031,387     10,016,316
   Net realized gain distribution from the Portfolios.......            --             --
                                                              ------------   ------------
 Net realized gain (loss) on investments....................     3,031,387     10,016,316
                                                              ------------   ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (25,638,035)   (18,646,381)
                                                              ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (22,606,648)    (8,630,065)
                                                              ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(18,110,121)  $ (7,940,215)
                                                              ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                  AXA            AXA            AXA         AXA/AB
                                                               MODERATE    MODERATE GROWTH MODERATE-PLUS   SMALL CAP
                                                              ALLOCATION*     STRATEGY*     ALLOCATION*     GROWTH*
                                                             ------------  --------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  7,830,270    $   883,989   $  3,843,441  $     93,170
 Expenses:
   Asset-based charges......................................    4,944,594             --        844,567       965,458
                                                             ------------    -----------   ------------  ------------

NET INVESTMENT INCOME (LOSS)................................    2,885,676        883,989      2,998,874      (872,288)
                                                             ------------    -----------   ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      857,880        616,529      1,612,523     5,501,499
   Net realized gain distribution from the Portfolios.......   34,041,374        793,462     19,743,467    21,286,436
                                                             ------------    -----------   ------------  ------------
 Net realized gain (loss) on investments....................   34,899,254      1,409,991     21,355,990    26,787,935
                                                             ------------    -----------   ------------  ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (50,142,497)    (3,067,544)   (30,416,499)  (31,960,172)
                                                             ------------    -----------   ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (15,243,243)    (1,657,553)    (9,060,509)   (5,172,237)
                                                             ------------    -----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $(12,357,567)   $  (773,564)  $ (6,061,635) $ (6,044,525)
                                                             ============    ===========   ============  ============

                                                                 AXA/          BLACKROCK
                                                             LOOMIS SAYLES GLOBAL ALLOCATION
                                                                GROWTH*        V.I. FUND
                                                             ------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   29,577       $  91,380
 Expenses:
   Asset-based charges......................................      65,653              --
                                                              ----------       ---------

NET INVESTMENT INCOME (LOSS)................................     (36,076)         91,380
                                                              ----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (15,906)       (320,280)
   Net realized gain distribution from the Portfolios.......     263,929         572,851
                                                              ----------       ---------
 Net realized gain (loss) on investments....................     248,023         252,571
                                                              ----------       ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,295,473        (281,268)
                                                              ----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   2,543,496         (28,697)
                                                              ----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $2,507,420       $  62,683
                                                              ==========       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                         EQ/
                                                             CHARTER/SM/  CHARTER/SM/  CHARTER/SM/    BLACKROCK      EQ/BOSTON
                                                             MULTI-SECTOR  SMALL CAP    SMALL CAP    BASIC VALUE  ADVISORS EQUITY
                                                                BOND*       GROWTH*       VALUE*       EQUITY*        INCOME*
                                                             ------------ -----------  -----------  ------------  ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 1,394,336  $    32,246  $   153,737  $  2,733,976    $   305,812
 Expenses:
   Asset-based charges......................................     390,698       19,916       78,434       772,088         43,551
                                                             -----------  -----------  -----------  ------------    -----------

NET INVESTMENT INCOME (LOSS)................................   1,003,638       12,330       75,303     1,961,888        262,261
                                                             -----------  -----------  -----------  ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (1,270,794)     386,736    1,030,645     8,277,931        680,265
   Net realized gain distribution from the Portfolios.......          --           --           --            --      1,699,550
                                                             -----------  -----------  -----------  ------------    -----------
 Net realized gain (loss) on investments....................  (1,270,794)     386,736    1,030,645     8,277,931      2,379,815
                                                             -----------  -----------  -----------  ------------    -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (625,415)  (1,109,153)  (5,207,967)  (23,808,225)    (3,020,312)
                                                             -----------  -----------  -----------  ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (1,896,209)    (722,417)  (4,177,322)  (15,530,294)      (640,497)
                                                             -----------  -----------  -----------  ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (892,571) $  (710,087) $(4,102,019) $(13,568,406)   $  (378,236)
                                                             ===========  ===========  ===========  ============    ===========

                                                              EQ/CALVERT
                                                               SOCIALLY
                                                             RESPONSIBLE*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  20,389
 Expenses:
   Asset-based charges......................................      4,880
                                                              ---------

NET INVESTMENT INCOME (LOSS)................................     15,509
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    111,410
   Net realized gain distribution from the Portfolios.......    210,785
                                                              ---------
 Net realized gain (loss) on investments....................    322,195
                                                              ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (332,743)
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (10,548)
                                                              ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $   4,961
                                                              =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                              EQ/CAPITAL    EQ/COMMON    EQ/CORE     EQ/EQUITY     EQ/GAMCO
                                                               GUARDIAN       STOCK       BOND          500       MERGERS AND
                                                              RESEARCH*      INDEX*      INDEX*       INDEX*     ACQUISITIONS*
                                                             -----------  ------------  ---------  ------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   660,228  $ 21,718,173  $ 796,631  $ 11,806,814    $      --
 Expenses:
   Asset-based charges......................................     539,090     8,441,225    156,208     2,652,589       35,615
                                                             -----------  ------------  ---------  ------------    ---------

NET INVESTMENT INCOME (LOSS)................................     121,138    13,276,948    640,423     9,154,225      (35,615)
                                                             -----------  ------------  ---------  ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   5,081,556    45,550,451     55,854    38,543,353      136,362
   Net realized gain distribution from the Portfolios.......          --            --         --    13,092,224      663,987
                                                             -----------  ------------  ---------  ------------    ---------
 Net realized gain (loss) on investments....................   5,081,556    45,550,451     55,854    51,635,577      800,349
                                                             -----------  ------------  ---------  ------------    ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (3,916,741)  (66,420,997)  (620,665)  (57,226,749)    (442,986)
                                                             -----------  ------------  ---------  ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,164,815   (20,870,546)  (564,811)   (5,591,172)     357,363
                                                             -----------  ------------  ---------  ------------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ 1,285,953  $ (7,593,598) $  75,612  $  3,563,053    $ 321,748
                                                             ===========  ============  =========  ============    =========

                                                               EQ/GAMCO
                                                             SMALL COMPANY
                                                                VALUE*
                                                             -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $    805,210
 Expenses:
   Asset-based charges......................................      372,372
                                                             ------------

NET INVESTMENT INCOME (LOSS)................................      432,838
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    6,389,664
   Net realized gain distribution from the Portfolios.......    7,803,737
                                                             ------------
 Net realized gain (loss) on investments....................   14,193,401
                                                             ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (23,639,812)
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (9,446,411)
                                                             ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (9,013,573)
                                                             ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                            EQ/
                                                                        INTERMEDIATE      EQ/                    EQ/JPMORGAN
                                                             EQ/GLOBAL   GOVERNMENT  INTERNATIONAL  EQ/INVESCO      VALUE
                                                             BOND PLUS*    BOND*     EQUITY INDEX*  COMSTOCK*   OPPORTUNITIES*
                                                             ---------- ------------ ------------- -----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   8,197   $ 506,410   $  7,169,653  $   551,224   $   225,860
 Expenses:
   Asset-based charges......................................    51,279     258,576      1,519,239       59,663       136,103
                                                             ---------   ---------   ------------  -----------   -----------

NET INVESTMENT INCOME (LOSS)................................   (43,082)    247,834      5,650,414      491,561        89,757
                                                             ---------   ---------   ------------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (480,303)    419,315     (1,973,019)     898,563     2,320,971
   Net realized gain distribution from the Portfolios.......    23,392      94,659             --           --            --
                                                             ---------   ---------   ------------  -----------   -----------
 Net realized gain (loss) on investments....................  (456,911)    513,974     (1,973,019)     898,563     2,320,971
                                                             ---------   ---------   ------------  -----------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (266,877)   (640,827)   (10,756,200)  (3,002,888)   (3,303,606)
                                                             ---------   ---------   ------------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (723,788)   (126,853)   (12,729,219)  (2,104,325)     (982,635)
                                                             ---------   ---------   ------------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $(766,870)  $ 120,981   $ (7,078,805) $(1,612,764)  $  (892,878)
                                                             =========   =========   ============  ===========   ===========

                                                               EQ/LARGE
                                                              CAP GROWTH
                                                                INDEX*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  1,165,145
 Expenses:
   Asset-based charges......................................      611,092
                                                             ------------

NET INVESTMENT INCOME (LOSS)................................      554,053
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    6,231,722
   Net realized gain distribution from the Portfolios.......   11,832,526
                                                             ------------
 Net realized gain (loss) on investments....................   18,064,248
                                                             ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (12,845,810)
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    5,218,438
                                                             ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  5,772,491
                                                             ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                     EQ/
                                                              EQ/LARGE       EQ/MFS                             MORGAN STANLEY
                                                              CAP VALUE   INTERNATIONAL    EQ/MID     EQ/MONEY     MID CAP
                                                               INDEX*        GROWTH*     CAP INDEX*   MARKET*      GROWTH*
                                                             -----------  ------------- -----------  ---------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   387,055   $   236,767  $ 1,010,398  $      --   $        --
 Expenses:
   Asset-based charges......................................      60,494       103,735      392,117    659,391       130,225
                                                             -----------   -----------  -----------  ---------   -----------

NET INVESTMENT INCOME (LOSS)................................     326,561       133,032      618,281   (659,391)     (130,225)
                                                             -----------   -----------  -----------  ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   1,265,657       944,265    4,142,515       (519)      470,752
   Net realized gain distribution from the Portfolios.......     483,352       588,639           --        831     1,111,987
                                                             -----------   -----------  -----------  ---------   -----------
 Net realized gain (loss) on investments....................   1,749,009     1,532,904    4,142,515        312     1,582,739
                                                             -----------   -----------  -----------  ---------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (3,029,371)   (1,675,590)  (8,365,728)    (2,431)   (3,988,100)
                                                             -----------   -----------  -----------  ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (1,280,362)     (142,686)  (4,223,213)    (2,119)   (2,405,361)
                                                             -----------   -----------  -----------  ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (953,801)  $    (9,654) $(3,604,932) $(661,510)  $(2,535,586)
                                                             ===========   ===========  ===========  =========   ===========

                                                              EQ/PIMCO
                                                             ULTRA SHORT
                                                                BOND*
                                                             -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 164,039
 Expenses:
   Asset-based charges......................................    106,066
                                                              ---------

NET INVESTMENT INCOME (LOSS)................................     57,973
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (86,263)
   Net realized gain distribution from the Portfolios.......         --
                                                              ---------
 Net realized gain (loss) on investments....................    (86,263)
                                                              ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (176,220)
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (262,483)
                                                              ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(204,510)
                                                              =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                            EQ/
                                                                 EQ/        EQ/SMALL      T. ROWE       EQ/UBS         EQ/
                                                             QUALITY BOND   COMPANY     PRICE GROWTH   GROWTH &    WELLS FARGO
                                                                PLUS*        INDEX*        STOCK*      INCOME*    OMEGA GROWTH*
                                                             ------------ ------------  ------------ -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 661,546   $    687,044   $       --  $    71,350   $        --
 Expenses:
   Asset-based charges......................................    260,228        199,307      259,198       41,607       260,068
                                                              ---------   ------------   ----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)................................    401,318        487,737     (259,198)      29,743      (260,068)
                                                              ---------   ------------   ----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (862,433)     2,179,774    3,332,491    1,065,884      (110,171)
   Net realized gain distribution from the Portfolios.......         --      5,984,686    3,029,789    1,573,791     6,035,160
                                                              ---------   ------------   ----------  -----------   -----------
 Net realized gain (loss) on investments....................   (862,433)     8,164,460    6,362,280    2,639,675     5,924,989
                                                              ---------   ------------   ----------  -----------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    369,294    (12,289,217)     635,064   (2,891,098)   (4,528,855)
                                                              ---------   ------------   ----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (493,139)    (4,124,757)   6,997,344     (251,423)    1,396,134
                                                              ---------   ------------   ----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ (91,821)  $ (3,637,020)  $6,738,146  $  (221,680)  $ 1,136,066
                                                              =========   ============   ==========  ===========   ===========

                                                               FIDELITY(R)
                                                                VIP ASSET
                                                             MANAGER: GROWTH
                                                                PORTFOLIO
                                                             ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $  14,257
 Expenses:
   Asset-based charges......................................           --
                                                                ---------

NET INVESTMENT INCOME (LOSS)................................       14,257
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      115,611
   Net realized gain distribution from the Portfolios.......          900
                                                                ---------
 Net realized gain (loss) on investments....................      116,511
                                                                ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (134,182)
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      (17,671)
                                                                ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $  (3,414)
                                                                =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                         FIDELITY(R)  FIDELITY(R)   FIDELITY(R)
                                                                          FIDELITY(R)    VIP EQUITY- VIP GOVERNMENT VIP GROWTH &
                                                                       VIP CONTRAFUND(R)   INCOME     MONEY MARKET     INCOME
                                                                           PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                       ----------------- ----------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $    728,119     $  33,008       $110      $   143,852
  Expenses:
   Asset-based charges................................................        356,914            --         --           22,995
                                                                         ------------     ---------       ----      -----------

NET INVESTMENT INCOME (LOSS)..........................................        371,205        33,008        110          120,857
                                                                         ------------     ---------       ----      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      2,702,074         4,202         --          371,635
   Net realized gain distribution from the Portfolios.................      7,935,040        97,257         --          372,350
                                                                         ------------     ---------       ----      -----------
  Net realized gain (loss) on investments.............................     10,637,114       101,459         --          743,985
                                                                         ------------     ---------       ----      -----------

  Net change in unrealized appreciation (depreciation) of investments.    (11,146,011)     (182,104)        --       (1,074,627)
                                                                         ------------     ---------       ----      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (508,897)      (80,645)        --         (330,642)
                                                                         ------------     ---------       ----      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $   (137,692)    $ (47,637)      $110      $  (209,785)
                                                                         ============     =========       ====      ===========

                                                                       FIDELITY(R)  FIDELITY(R)
                                                                        VIP HIGH   VIP INVESTMENT
                                                                         INCOME      GRADE BOND
                                                                        PORTFOLIO    PORTFOLIO
                                                                       ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 259,608    $ 196,929
  Expenses:
   Asset-based charges................................................         --           --
                                                                        ---------    ---------

NET INVESTMENT INCOME (LOSS)..........................................    259,608      196,929
                                                                        ---------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (311,035)      54,914
   Net realized gain distribution from the Portfolios.................         --        5,496
                                                                        ---------    ---------
  Net realized gain (loss) on investments.............................   (311,035)      60,410
                                                                        ---------    ---------

  Net change in unrealized appreciation (depreciation) of investments.    (71,837)    (295,052)
                                                                        ---------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (382,872)    (234,642)
                                                                        ---------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(123,264)   $ (37,713)
                                                                        =========    =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                FIDELITY(R)
                                                                       FIDELITY(R)  FIDELITY(R)  VIP VALUE    FRANKLIN
                                                                       VIP MID CAP   VIP VALUE  STRATEGIES  MUTUAL SHARES
                                                                        PORTFOLIO    PORTFOLIO   PORTFOLIO    VIP FUND
                                                                       -----------  ----------- ----------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    56,610   $  16,171   $  3,284    $   356,812
  Expenses:
   Asset-based charges................................................      37,298          --         --         24,291
                                                                       -----------   ---------   --------    -----------

NET INVESTMENT INCOME (LOSS)..........................................      19,312      16,171      3,284        332,521
                                                                       -----------   ---------   --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (646,158)     65,893     45,799        626,507
   Net realized gain distribution from the Portfolios.................   3,952,513     218,385        290        787,272
                                                                       -----------   ---------   --------    -----------
  Net realized gain (loss) on investments.............................   3,306,355     284,278     46,089      1,413,779
                                                                       -----------   ---------   --------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  (3,794,851)   (303,282)   (60,536)    (2,337,146)
                                                                       -----------   ---------   --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (488,496)    (19,004)   (14,447)      (923,367)
                                                                       -----------   ---------   --------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (469,184)  $  (2,833)  $(11,163)   $  (590,846)
                                                                       ===========   =========   ========    ===========

                                                                           FRANKLIN        FRANKLIN
                                                                       RISING DIVIDENDS SMALL CAP VALUE
                                                                           VIP FUND        VIP FUND
                                                                       ---------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $    739,248     $    35,167
  Expenses:
   Asset-based charges................................................        173,522          14,022
                                                                         ------------     -----------

NET INVESTMENT INCOME (LOSS)..........................................        565,726          21,145
                                                                         ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      2,079,436         (68,104)
   Net realized gain distribution from the Portfolios.................      5,471,020         808,785
                                                                         ------------     -----------
  Net realized gain (loss) on investments.............................      7,550,456         740,681
                                                                         ------------     -----------

  Net change in unrealized appreciation (depreciation) of investments.    (10,135,616)     (1,197,710)
                                                                         ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (2,585,160)       (457,029)
                                                                         ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ (2,019,434)    $  (435,884)
                                                                         ============     ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                          INVESCO V.I.
                                                                           FRANKLIN     GOLDMAN SACHS VIT DIVERSIFIED
                                                                       STRATEGIC INCOME   MID CAP VALUE     DIVIDEND
                                                                           VIP FUND           FUND            FUND
                                                                       ---------------- ----------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 1,874,507       $    12,744      $ 48,269
  Expenses:
   Asset-based charges................................................        83,271            28,706            --
                                                                         -----------       -----------      --------

NET INVESTMENT INCOME (LOSS)..........................................     1,791,236           (15,962)       48,269
                                                                         -----------       -----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      (659,110)          (52,969)       65,282
   Net realized gain distribution from the Portfolios.................       497,810           813,692            --
                                                                         -----------       -----------      --------
  Net realized gain (loss) on investments.............................      (161,300)          760,723        65,282
                                                                         -----------       -----------      --------

  Net change in unrealized appreciation (depreciation) of investments.    (2,867,623)       (1,913,667)      (84,879)
                                                                         -----------       -----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (3,028,923)       (1,152,944)      (19,597)
                                                                         -----------       -----------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $(1,237,687)      $(1,168,906)     $ 28,672
                                                                         ===========       ===========      ========

                                                                       INVESCO V.I.               INVESCO V.I.
                                                                          GLOBAL    INVESCO V.I.    MID CAP
                                                                       REAL ESTATE  INTERNATIONAL CORE EQUITY
                                                                           FUND      GROWTH FUND      FUND
                                                                       ------------ ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,123,383   $   409,148   $   3,322
  Expenses:
   Asset-based charges................................................      76,578        67,643       9,266
                                                                       -----------   -----------   ---------

NET INVESTMENT INCOME (LOSS)..........................................   1,046,805       341,505      (5,944)
                                                                       -----------   -----------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     827,125     1,242,626      36,320
   Net realized gain distribution from the Portfolios.................          --            --     303,032
                                                                       -----------   -----------   ---------
  Net realized gain (loss) on investments.............................     827,125     1,242,626     339,352
                                                                       -----------   -----------   ---------

  Net change in unrealized appreciation (depreciation) of investments.  (2,603,707)   (2,527,271)   (457,303)
                                                                       -----------   -----------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,776,582)   (1,284,645)   (117,951)
                                                                       -----------   -----------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (729,777)  $  (943,140)  $(123,895)
                                                                       ===========   ===========   =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                          INVESCO       IVY FUNDS    IVY FUNDS    IVY FUNDS
                                                                       V.I. SMALL CAP VIP DIVIDEND      VIP       VIP HIGH
                                                                        EQUITY FUND   OPPORTUNITIES   ENERGY       INCOME
                                                                       -------------- ------------- -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $        --     $  8,002    $     8,431  $ 1,209,716
  Expenses:
   Asset-based charges................................................       10,192           --         50,966       44,165
                                                                        -----------     --------    -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................      (10,192)       8,002        (42,535)   1,165,551
                                                                        -----------     --------    -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      110,054       (2,438)      (623,240)    (368,139)
   Net realized gain distribution from the Portfolios.................      931,720       68,496         76,344      205,394
                                                                        -----------     --------    -----------  -----------
  Net realized gain (loss) on investments.............................    1,041,774       66,058       (546,896)    (162,745)
                                                                        -----------     --------    -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (1,307,587)     (92,192)    (3,144,450)  (2,489,988)
                                                                        -----------     --------    -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (265,813)     (26,134)    (3,691,346)  (2,652,733)
                                                                        -----------     --------    -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  (276,005)    $(18,132)   $(3,733,881) $(1,487,182)
                                                                        ===========     ========    ===========  ===========

                                                                        IVY FUNDS      IVY FUNDS
                                                                       VIP MID CAP  VIP SCIENCE AND
                                                                         GROWTH       TECHNOLOGY
                                                                       -----------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $        --    $        --
  Expenses:
   Asset-based charges................................................      87,298         73,140
                                                                       -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................     (87,298)       (73,140)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     773,173       (282,648)
   Net realized gain distribution from the Portfolios.................   2,384,560      1,394,406
                                                                       -----------    -----------
  Net realized gain (loss) on investments.............................   3,157,733      1,111,758
                                                                       -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  (4,925,907)    (2,099,490)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,768,174)      (987,732)
                                                                       -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,855,472)   $(1,060,872)
                                                                       ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                     LAZARD RETIREMENT    MFS(R)      MFS(R)
                                                                         IVY FUNDS       EMERGING      INTERNATIONAL INVESTORS
                                                                       VIP SMALL CAP  MARKETS EQUITY       VALUE       TRUST
                                                                          GROWTH         PORTFOLIO       PORTFOLIO    SERIES
                                                                       ------------- ----------------- ------------- ---------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $        --     $   501,382     $ 1,183,932  $  15,115
  Expenses:
   Asset-based charges................................................       22,237          96,635         167,673      6,262
                                                                        -----------     -----------     -----------  ---------

NET INVESTMENT INCOME (LOSS)..........................................      (22,237)        404,747       1,016,259      8,853
                                                                        -----------     -----------     -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      105,172      (1,529,455)      3,003,586     74,040
   Net realized gain distribution from the Portfolios.................    1,056,709         117,815         677,463    237,638
                                                                        -----------     -----------     -----------  ---------
  Net realized gain (loss) on investments.............................    1,161,881      (1,411,640)      3,681,049    311,678
                                                                        -----------     -----------     -----------  ---------

  Net change in unrealized appreciation (depreciation) of investments.   (1,250,082)     (8,487,944)     (1,260,811)  (329,890)
                                                                        -----------     -----------     -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (88,201)     (9,899,584)      2,420,238    (18,212)
                                                                        -----------     -----------     -----------  ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  (110,438)    $(9,494,837)    $ 3,436,497  $  (9,359)
                                                                        ===========     ===========     ===========  =========

                                                                          MFS(R)
                                                                       MASSACHUSETTS
                                                                         INVESTORS    MFS(R)
                                                                       GROWTH STOCK  UTILITIES
                                                                       PORTFOLIO(A)   SERIES
                                                                       ------------- ---------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $   9,936   $  84,079
  Expenses:
   Asset-based charges................................................       5,709          --
                                                                         ---------   ---------

NET INVESTMENT INCOME (LOSS)..........................................       4,227      84,079
                                                                         ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      44,523     (84,538)
   Net realized gain distribution from the Portfolios.................     125,469     147,568
                                                                         ---------   ---------
  Net realized gain (loss) on investments.............................     169,992      63,030
                                                                         ---------   ---------

  Net change in unrealized appreciation (depreciation) of investments.    (214,567)   (455,157)
                                                                         ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (44,575)   (392,127)
                                                                         ---------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ (40,348)  $(308,048)
                                                                         =========   =========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on March 27, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       MULTIMANAGER              MULTIMANAGER MULTIMANAGER
                                                                        AGGRESSIVE  MULTIMANAGER   MID CAP      MID CAP
                                                                         EQUITY*     CORE BOND*    GROWTH*       VALUE*
                                                                       ------------ ------------ ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   659,050  $ 1,418,402  $        --  $   334,233
  Expenses:
   Asset-based charges................................................   2,263,909      227,148      109,360      173,777
                                                                       -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................  (1,604,859)   1,191,254     (109,360)     160,456
                                                                       -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  18,378,895     (551,689)     571,381    2,399,375
   Net realized gain distribution from the Portfolios.................          --           --    2,827,062           --
                                                                       -----------  -----------  -----------  -----------
  Net realized gain (loss) on investments.............................  18,378,895     (551,689)   3,398,443    2,399,375
                                                                       -----------  -----------  -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,344,791)    (723,006)  (3,804,113)  (5,330,868)
                                                                       -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  16,034,104   (1,274,695)    (405,670)  (2,931,493)
                                                                       -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $14,429,245  $   (83,441) $  (515,030) $(2,771,037)
                                                                       ===========  ===========  ===========  ===========

                                                                                      NATURAL
                                                                       MULTIMANAGER  RESOURCES
                                                                       TECHNOLOGY*   PORTFOLIO
                                                                       ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $        --  $        --
  Expenses:
   Asset-based charges................................................     352,910           --
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................    (352,910)          --
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   6,757,434   (3,257,160)
   Net realized gain distribution from the Portfolios.................   6,337,463           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................  13,094,897   (3,257,160)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (7,570,893)   1,433,715
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   5,524,004   (1,823,445)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 5,171,094  $(1,823,445)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                           PIMCO
                                                                         COMMODITY
                                                                       REALRETURN(R)    PIMCO        PIMCO     T. ROWE PRICE
                                                                         STRATEGY    REAL RETURN  TOTAL RETURN EQUITY INCOME
                                                                         PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO - II
                                                                       ------------- -----------  ------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   380,299  $   985,083  $ 3,169,238   $   311,187
  Expenses:
   Asset-based charges................................................       19,526       52,237      156,580        79,718
                                                                        -----------  -----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)..........................................      360,773      932,846    3,012,658       231,469
                                                                        -----------  -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (1,069,197)    (552,388)    (382,072)      918,441
   Net realized gain distribution from the Portfolios.................           --           --      688,274       409,256
                                                                        -----------  -----------  -----------   -----------
  Net realized gain (loss) on investments.............................   (1,069,197)    (552,388)     306,202     1,327,697
                                                                        -----------  -----------  -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.   (1,912,720)  (1,140,066)  (3,274,363)   (3,142,396)
                                                                        -----------  -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (2,981,917)  (1,692,454)  (2,968,161)   (1,814,699)
                                                                        -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(2,621,144) $  (759,608) $    44,497   $(1,583,230)
                                                                        ===========  ===========  ===========   ===========


                                                                        T. ROWE PRICE
                                                                       HEALTH SCIENCES TARGET 2015
                                                                       PORTFOLIO - II  ALLOCATION*
                                                                       --------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $       --      $ 2,696
  Expenses:
   Asset-based charges................................................           --           --
                                                                         ----------      -------

NET INVESTMENT INCOME (LOSS)..........................................           --        2,696
                                                                         ----------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      904,601       (1,979)
   Net realized gain distribution from the Portfolios.................      481,316        2,663
                                                                         ----------      -------
  Net realized gain (loss) on investments.............................    1,385,917          684
                                                                         ----------      -------

  Net change in unrealized appreciation (depreciation) of investments.     (741,390)      (9,414)
                                                                         ----------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      644,527       (8,730)
                                                                         ----------      -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $  644,527      $(6,034)
                                                                         ==========      =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                       TARGET 2025 TARGET 2035 TARGET 2045  TARGET 2055
                                                                       ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*(B)
                                                                       ----------- ----------- ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 16,132    $ 10,405    $  7,397       $ 649
  Expenses:
   Asset-based charges................................................       307          --           1          --
                                                                        --------    --------    --------       -----

NET INVESTMENT INCOME (LOSS)..........................................    15,825      10,405       7,396         649
                                                                        --------    --------    --------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (4,014)       (562)      4,455         158
   Net realized gain distribution from the Portfolios.................    14,253      11,147       6,389          46
                                                                        --------    --------    --------       -----
  Net realized gain (loss) on investments.............................    10,239      10,585      10,844         204
                                                                        --------    --------    --------       -----

  Net change in unrealized appreciation (depreciation) of investments.   (51,597)    (41,736)    (32,217)       (593)
                                                                        --------    --------    --------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (41,358)    (31,151)    (21,373)       (389)
                                                                        --------    --------    --------       -----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(25,533)   $(20,746)   $(13,977)      $ 260
                                                                        ========    ========    ========       =====

                                                                        TEMPLETON
                                                                        DEVELOPING   TEMPLETON
                                                                         MARKETS    GLOBAL BOND
                                                                         VIP FUND    VIP FUND
                                                                       -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   174,848  $ 3,498,333
  Expenses:
   Asset-based charges................................................      25,626       97,283
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................     149,222    3,401,050
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (564,861)    (961,211)
   Net realized gain distribution from the Portfolios.................   1,113,461      227,214
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................     548,600     (733,997)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,539,693)  (4,661,392)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,991,093)  (5,395,389)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,841,871) $(1,994,339)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                    VANGUARD
                                                                       TEMPLETON  VAN ECK VIP  VARIABLE INSURANCE
                                                                        GROWTH    GLOBAL HARD  FUND-EQUITY INDEX
                                                                       VIP FUND   ASSETS FUND      PORTFOLIO
                                                                       ---------  -----------  ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 128,126  $     3,189      $ 128,909
  Expenses:
   Asset-based charges................................................    16,627       27,935         46,636
                                                                       ---------  -----------      ---------

NET INVESTMENT INCOME (LOSS)..........................................   111,499      (24,746)        82,273
                                                                       ---------  -----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    97,988   (1,116,143)       281,336
   Net realized gain distribution from the Portfolios.................        --           --        236,069
                                                                       ---------  -----------      ---------
  Net realized gain (loss) on investments.............................    97,988   (1,116,143)       517,405
                                                                       ---------  -----------      ---------

  Net change in unrealized appreciation (depreciation) of investments.  (521,605)  (3,080,845)      (563,764)
                                                                       ---------  -----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (423,617)  (4,196,988)       (46,359)
                                                                       ---------  -----------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(312,118) $(4,221,734)     $  35,914
                                                                       =========  ===========      =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   ALL ASSET
                                                                                              AGGRESSIVE-ALT 25*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   30,912  $   44,341
  Net realized gain (loss) on investments..................................................     41,847      87,350
  Net change in unrealized appreciation (depreciation) of investments......................   (296,469)    (73,999)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (223,710)     57,692
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,494,746   2,753,131
  Transfers between Variable Investment Options including guaranteed interest account, net.    481,006    (256,759)
  Redemptions for contract benefits and terminations.......................................   (134,934)    (27,972)
  Contract maintenance charges.............................................................   (374,307)   (223,568)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,466,511   2,244,832
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (11)         20
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,242,790   2,302,544
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,443,025   1,140,481
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $4,685,815  $3,443,025
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         27          42
  Redeemed.................................................................................        (12)        (21)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         15          21
                                                                                            ==========  ==========


                                                                                            ALL ASSET GROWTH-ALT 20*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   116,321  $   212,562
  Net realized gain (loss) on investments..................................................     643,606      551,481
  Net change in unrealized appreciation (depreciation) of investments......................  (1,467,945)    (455,547)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (708,018)     308,496
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,762,518    2,980,374
  Transfers between Variable Investment Options including guaranteed interest account, net.    (930,556)     566,028
  Redemptions for contract benefits and terminations.......................................    (232,188)    (209,311)
  Contract maintenance charges.............................................................    (999,197)    (886,284)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     600,577    2,450,807
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (107,441)   2,759,303
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  17,621,082   14,861,779
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,513,641  $17,621,082
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          25           32
  Redeemed.................................................................................         (20)         (13)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           5           19
                                                                                            ===========  ===========

                                                                                                   ALL ASSET
                                                                                                   MODERATE
                                                                                                GROWTH-ALT 15*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   45,299  $   38,585
  Net realized gain (loss) on investments..................................................     11,888      35,994
  Net change in unrealized appreciation (depreciation) of investments......................   (279,742)    (59,022)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (222,555)     15,557
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  2,084,516     987,674
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,865,159     780,816
  Redemptions for contract benefits and terminations.......................................     (3,274)     (2,872)
  Contract maintenance charges.............................................................   (365,111)   (168,125)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  3,581,290   1,597,493
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (20)         20
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  3,358,715   1,613,070
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,537,828     924,758
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,896,543  $2,537,828
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        118          22
  Redeemed.................................................................................        (12)         (3)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        106          19
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014



                                                                                             AMERICAN CENTURY VP MID
                                                                                                 CAP VALUE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   402,993  $   181,316
  Net realized gain (loss) on investments..................................................   2,867,308    3,246,004
  Net change in unrealized appreciation (depreciation) of investments......................  (3,905,191)     324,471
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (634,890)   3,751,791
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,596,829    2,312,405
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,579,041    3,106,133
  Redemptions for contract benefits and terminations.......................................  (1,406,808)    (655,632)
  Contract maintenance charges.............................................................    (828,781)    (564,106)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,940,281    4,198,800
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --        7,000
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,305,391    7,957,591
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  30,541,438   22,583,847
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $33,846,829  $30,541,438
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
  Issued...................................................................................         130          119
  Redeemed.................................................................................         (83)         (60)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          47           59
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS 4
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                AMERICAN FUNDS
                                                                                              INSURANCE SERIES(R)
                                                                                                 GLOBAL SMALL
                                                                                            CAPITALIZATION FUND/SM/
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (6,438) $   (3,219)
  Net realized gain (loss) on investments..................................................    192,439      31,007
  Net change in unrealized appreciation (depreciation) of investments......................   (335,896)    (31,318)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (149,895)     (3,530)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    812,034     427,516
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,323,328     660,216
  Redemptions for contract benefits and terminations.......................................    (78,995)    (58,328)
  Contract maintenance charges.............................................................   (144,758)    (65,729)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,911,609     963,675
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        150          90
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,761,864     960,235
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,828,873     868,638
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,590,737  $1,828,873
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS 4
  Issued...................................................................................         32          25
  Redeemed.................................................................................        (14)         (8)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         18          17
                                                                                            ==========  ==========

                                                                                                AMERICAN FUNDS
                                                                                              INSURANCE SERIES(R)
                                                                                               NEW WORLD FUND(R)
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   18,185  $   37,418
  Net realized gain (loss) on investments..................................................     77,140     245,091
  Net change in unrealized appreciation (depreciation) of investments......................   (328,097)   (624,623)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (232,772)   (342,114)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,256,174     990,649
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,477,302   2,466,492
  Redemptions for contract benefits and terminations.......................................   (175,843)    (30,630)
  Contract maintenance charges.............................................................   (197,133)   (119,736)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  2,360,500   3,306,775
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         49       1,245
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  2,127,777   2,965,906
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,903,725     937,819
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $6,031,502  $3,903,725
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS 4
  Issued...................................................................................         78          85
  Redeemed.................................................................................        (27)        (13)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         51          72
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                AXA 400 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    8,612  $    2,956
  Net realized gain (loss) on investments..................................................    275,786     363,293
  Net change in unrealized appreciation (depreciation) of investments......................   (419,615)   (125,871)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (135,217)    240,378
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    299,859     340,483
  Transfers between Variable Investment Options including guaranteed interest account, net.    153,505    (147,053)
  Redemptions for contract benefits and terminations.......................................    (60,055)   (197,238)
  Contract maintenance charges.............................................................   (163,399)   (162,792)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    229,910    (166,600)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (20)         20
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     94,673      73,798
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,065,332   2,991,534
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,160,005  $3,065,332
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          5           6
  Redeemed.................................................................................         (4)         (7)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1          (1)
                                                                                            ==========  ==========

                                                                                                AXA 500 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   35,101  $   17,924
  Net realized gain (loss) on investments..................................................    359,350     331,576
  Net change in unrealized appreciation (depreciation) of investments......................   (417,425)    114,286
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (22,974)    463,786
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    610,036     397,977
  Transfers between Variable Investment Options including guaranteed interest account, net.     13,494   2,200,232
  Redemptions for contract benefits and terminations.......................................   (197,844)    (92,814)
  Contract maintenance charges.............................................................   (298,532)   (175,874)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    127,154   2,329,521
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (26)         50
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    104,154   2,793,357
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,575,901   2,782,544
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,680,055  $5,575,901
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         11          19
  Redeemed.................................................................................        (10)         (5)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1          14
                                                                                            ==========  ==========

                                                                                               AXA 2000 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    1,621  $   (4,343)
  Net realized gain (loss) on investments..................................................    147,120     235,347
  Net change in unrealized appreciation (depreciation) of investments......................   (287,236)   (144,270)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (138,495)     86,734
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    306,861     271,695
  Transfers between Variable Investment Options including guaranteed interest account, net.   (256,748)    255,038
  Redemptions for contract benefits and terminations.......................................    (54,269)    (93,785)
  Contract maintenance charges.............................................................   (119,767)   (105,199)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (123,923)    327,749
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (29)         25
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (262,447)    414,508
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,546,396   2,131,888
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,283,949  $2,546,396
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          3           9
  Redeemed.................................................................................         (5)         (6)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (2)          3
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  AXA AGGRESSIVE
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  1,074,465  $  1,959,061
  Net realized gain (loss) on investments..................................................   11,838,281    16,308,717
  Net change in unrealized appreciation (depreciation) of investments......................  (15,516,589)  (11,906,753)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (2,603,843)    6,361,025
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   11,598,314    13,643,677
  Transfers between Variable Investment Options including guaranteed interest account, net.   (3,036,412)   (7,341,331)
  Redemptions for contract benefits and terminations.......................................   (7,135,654)   (6,736,008)
  Contract maintenance charges.............................................................   (6,782,311)   (7,158,104)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (5,356,063)   (7,591,766)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (7,959,906)   (1,230,741)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  142,781,296   144,012,037
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $134,821,390  $142,781,296
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           62            63
  Redeemed.................................................................................          (62)          (75)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --           (12)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           31            28
  Redeemed.................................................................................          (35)          (45)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (4)          (17)
                                                                                            ============  ============

                                                                                                  AXA BALANCED
                                                                                                    STRATEGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   239,438  $   214,961
  Net realized gain (loss) on investments..................................................     277,194      613,468
  Net change in unrealized appreciation (depreciation) of investments......................    (700,010)     (47,686)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (183,378)     780,743
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   7,377,805    6,647,881
  Transfers between Variable Investment Options including guaranteed interest account, net.     (56,910)  (1,720,102)
  Redemptions for contract benefits and terminations.......................................    (531,645)    (153,899)
  Contract maintenance charges.............................................................  (2,200,970)  (1,755,434)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   4,588,280    3,018,446
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   4,404,902    3,799,189
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  19,802,055   16,002,866
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $24,206,957  $19,802,055
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          37           36
  Redeemed.................................................................................          (5)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          32           22
                                                                                            ===========  ===========

                                                                                                AXA CONSERVATIVE
                                                                                                   ALLOCATION*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   146,109  $   170,341
  Net realized gain (loss) on investments..................................................     521,887    1,126,070
  Net change in unrealized appreciation (depreciation) of investments......................    (845,099)    (471,474)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (177,103)     824,937
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,416,856    3,131,250
  Transfers between Variable Investment Options including guaranteed interest account, net.     274,828   (1,636,589)
  Redemptions for contract benefits and terminations.......................................  (3,240,303)  (1,029,069)
  Contract maintenance charges.............................................................  (2,396,971)  (2,622,725)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,945,590)  (2,157,133)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (3,122,693)  (1,332,196)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  36,181,038   37,513,234
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $33,058,345  $36,181,038
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          43           59
  Redeemed.................................................................................         (47)         (70)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)         (11)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           6           11
  Redeemed.................................................................................         (16)         (11)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (10)          --
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               AXA CONSERVATIVE
                                                                                               GROWTH STRATEGY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   52,826  $   53,692
  Net realized gain (loss) on investments..................................................    100,943     127,437
  Net change in unrealized appreciation (depreciation) of investments......................   (186,131)       (959)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (32,362)    180,170
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,119,376   1,689,753
  Transfers between Variable Investment Options including guaranteed interest account, net.   (399,100)   (176,736)
  Redemptions for contract benefits and terminations.......................................    (34,913)    (38,203)
  Contract maintenance charges.............................................................   (509,171)   (459,181)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    176,192   1,015,633
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    143,830   1,195,803
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,395,326   4,199,523
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,539,156  $5,395,326
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          6          12
  Redeemed.................................................................................         (5)         (4)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1           8
                                                                                            ==========  ==========

                                                                                               AXA CONSERVATIVE
                                                                                                   STRATEGY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   19,856  $   14,673
  Net realized gain (loss) on investments..................................................      9,627      17,768
  Net change in unrealized appreciation (depreciation) of investments......................    (37,547)     11,188
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (8,064)     43,629
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    491,519     521,170
  Transfers between Variable Investment Options including guaranteed interest account, net.    226,181      36,745
  Redemptions for contract benefits and terminations.......................................       (572)     (5,394)
  Contract maintenance charges.............................................................   (211,809)   (176,029)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    505,319     376,492
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   497,255    420,121
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,929,511   1,509,390
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,426,766  $1,929,511
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          5           4
  Redeemed.................................................................................         (1)         (1)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          4           3
                                                                                            ==========  ==========

                                                                                              AXA CONSERVATIVE-PLUS
                                                                                                   ALLOCATION*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   178,923  $   249,267
  Net realized gain (loss) on investments..................................................   1,363,076    1,862,861
  Net change in unrealized appreciation (depreciation) of investments......................  (1,830,737)  (1,112,926)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (288,738)     999,202
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,758,833    3,131,758
  Transfers between Variable Investment Options including guaranteed interest account, net.    (938,692)    (336,303)
  Redemptions for contract benefits and terminations.......................................  (1,994,031)  (1,773,525)
  Contract maintenance charges.............................................................  (2,497,174)  (2,631,384)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,671,064)  (1,609,454)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,959,802)    (610,252)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  34,967,093   35,577,345
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $32,007,291  $34,967,093
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          27           54
  Redeemed.................................................................................         (42)         (34)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (15)          20
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................           8           12
  Redeemed.................................................................................         (12)         (13)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (1)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 AXA GLOBAL EQUITY
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    769,526  $    933,210
  Net realized gain (loss) on investments..................................................    2,541,805     1,835,332
  Net change in unrealized appreciation (depreciation) of investments......................   (6,051,699)     (649,623)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (2,740,368)    2,118,919
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    8,169,950     9,665,780
  Transfers between Variable Investment Options including guaranteed interest account, net.   (4,836,417)   (8,244,070)
  Redemptions for contract benefits and terminations.......................................   (8,440,293)   (8,277,439)
  Contract maintenance charges.............................................................   (6,933,714)   (7,377,254)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (12,040,474)  (14,232,983)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (14,780,842)  (12,114,064)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  153,335,198   165,449,262
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $138,554,356  $153,335,198
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            8            44
  Redeemed.................................................................................          (40)          (71)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (32)          (27)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           19            14
  Redeemed.................................................................................          (56)          (59)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (37)          (45)
                                                                                            ============  ============

                                                                                                   AXA GROWTH
                                                                                                    STRATEGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   483,356  $   450,063
  Net realized gain (loss) on investments..................................................     668,510      896,725
  Net change in unrealized appreciation (depreciation) of investments......................  (1,644,100)     203,204
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (492,234)   1,549,992
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  12,659,103   11,432,734
  Transfers between Variable Investment Options including guaranteed interest account, net.    (129,000)   1,403,127
  Redemptions for contract benefits and terminations.......................................    (590,167)    (417,417)
  Contract maintenance charges.............................................................  (3,254,917)  (2,531,987)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,685,019    9,886,457
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   8,192,785   11,436,449
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  34,422,231   22,985,782
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $42,615,016  $34,422,231
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          64           75
  Redeemed.................................................................................          (8)          (9)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          56           66
                                                                                            ===========  ===========

                                                                                                AXA INTERNATIONAL
                                                                                                  CORE MANAGED
                                                                                                 VOLATILITY*(A)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (168,765) $   811,360
  Net realized gain (loss) on investments..................................................     825,718    1,370,978
  Net change in unrealized appreciation (depreciation) of investments......................  (3,571,482)  (9,234,264)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,914,529)  (7,051,926)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,816,133    2,968,241
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,134,981)  46,537,401
  Redemptions for contract benefits and terminations.......................................  (4,199,696)  (1,409,412)
  Contract maintenance charges.............................................................  (4,663,163)  (3,184,166)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (6,181,707)  44,912,064
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (9,096,236)  37,860,138
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  69,547,784   31,687,646
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $60,451,548  $69,547,784
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           3           55
  Redeemed.................................................................................          (8)         (10)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)          45
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          38          262
  Redeemed.................................................................................         (74)         (50)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (36)         212
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               AXA INTERNATIONAL
                                                                                              MANAGED VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (4,087) $    9,433
  Net realized gain (loss) on investments..................................................     54,903      56,874
  Net change in unrealized appreciation (depreciation) of investments......................   (122,244)   (190,003)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (71,428)   (123,696)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    251,779     225,690
  Transfers between Variable Investment Options including guaranteed interest account, net.    243,715      29,102
  Redemptions for contract benefits and terminations.......................................    (56,457)    (34,332)
  Contract maintenance charges.............................................................    (86,979)    (86,791)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    352,058     133,669
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (38)         35
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    280,592      10,008
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,626,972   1,616,964
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,907,564  $1,626,972
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          6           6
  Redeemed.................................................................................         (4)         (4)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          2           2
                                                                                            ==========  ==========

                                                                                                AXA INTERNATIONAL
                                                                                                  VALUE MANAGED
                                                                                                   VOLATILITY*
                                                                                            -------------------------
                                                                                                2015         2014
                                                                                            -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (224,240) $  1,167,317
  Net realized gain (loss) on investments..................................................      22,639       394,163
  Net change in unrealized appreciation (depreciation) of investments......................  (2,468,388)   (8,613,032)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (2,669,989)   (7,051,552)
                                                                                            -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,848,746     6,104,497
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,722,684)   (2,438,601)
  Redemptions for contract benefits and terminations.......................................  (4,297,302)   (5,171,748)
  Contract maintenance charges.............................................................  (4,522,794)   (4,836,909)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (5,694,034)   (6,342,761)
                                                                                            -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --            --
                                                                                            -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (8,364,023)  (13,394,313)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  86,952,099   100,346,412
                                                                                            -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $78,588,076  $ 86,952,099
                                                                                            ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          15            16
  Redeemed.................................................................................         (18)          (23)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................          (3)           (7)
                                                                                            ===========  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................          36            34
  Redeemed.................................................................................         (65)          (61)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................         (29)          (27)
                                                                                            ===========  ============

                                                                                                    AXA LARGE
                                                                                                CAP CORE MANAGED
                                                                                                 VOLATILITY*(D)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   200,557  $   214,250
  Net realized gain (loss) on investments..................................................   1,271,936    1,869,411
  Net change in unrealized appreciation (depreciation) of investments......................  (1,398,547)     440,572
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      73,946    2,524,233
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,122,716      875,818
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,068,827)   9,581,407
  Redemptions for contract benefits and terminations.......................................  (1,721,411)    (757,255)
  Contract maintenance charges.............................................................  (1,140,902)    (971,929)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,808,424)   8,728,041
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,734,478)  11,252,274
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,941,884   17,689,610
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,207,406  $28,941,884
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           2           20
  Redeemed.................................................................................          (5)          (4)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          16
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           7           51
  Redeemed.................................................................................         (17)         (20)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (10)          31
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   AXA LARGE CAP
                                                                                                  GROWTH MANAGED
                                                                                                  VOLATILITY*(E)
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (374,901) $   (432,265)
  Net realized gain (loss) on investments..................................................   25,031,513    14,460,772
  Net change in unrealized appreciation (depreciation) of investments......................  (15,570,393)    6,561,625
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    9,086,219    20,590,132
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   12,763,098    10,555,460
  Transfers between Variable Investment Options including guaranteed interest account, net.  (11,458,516)   98,121,447
  Redemptions for contract benefits and terminations.......................................  (12,609,788)  (10,984,601)
  Contract maintenance charges.............................................................  (11,933,032)   (9,943,906)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (23,238,238)   87,748,400
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (14,152,019)  108,338,532
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  254,864,364   146,525,832
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $240,712,345  $254,864,364
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           17           132
  Redeemed.................................................................................          (30)          (17)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (13)          115
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           19           313
  Redeemed.................................................................................          (83)         (101)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (64)          212
                                                                                            ============  ============

                                                                                                   AXA LARGE CAP
                                                                                                   VALUE MANAGED
                                                                                                  VOLATILITY*(B)
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  4,496,527  $  3,674,947
  Net realized gain (loss) on investments..................................................    3,031,387     2,014,134
  Net change in unrealized appreciation (depreciation) of investments......................  (25,638,035)   38,547,469
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (18,110,121)   44,236,550
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,622,040    22,882,748
  Transfers between Variable Investment Options including guaranteed interest account, net.  (12,171,376)   21,144,025
  Redemptions for contract benefits and terminations.......................................  (17,817,932)  (21,867,042)
  Contract maintenance charges.............................................................  (22,236,752)  (22,508,137)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (29,604,020)     (348,406)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (47,714,141)   43,888,144
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  426,014,036   382,125,892
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $378,299,895  $426,014,036
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           28           127
  Redeemed.................................................................................         (131)         (157)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................         (103)          (30)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           14            79
  Redeemed.................................................................................          (56)          (55)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (42)           24
                                                                                            ============  ============

                                                                                                    AXA MID CAP
                                                                                                   VALUE MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    689,850  $    330,398
  Net realized gain (loss) on investments..................................................   10,016,316     9,485,865
  Net change in unrealized appreciation (depreciation) of investments......................  (18,646,381)   11,956,555
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (7,940,215)   21,772,818
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   10,810,969    11,653,042
  Transfers between Variable Investment Options including guaranteed interest account, net.   (8,346,675)   (8,701,077)
  Redemptions for contract benefits and terminations.......................................  (11,479,935)  (12,261,568)
  Contract maintenance charges.............................................................   (9,760,716)  (10,192,063)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (18,776,357)  (19,501,666)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (26,716,572)    2,271,152
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  221,773,740   219,502,588
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $195,057,168  $221,773,740
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           21            16
  Redeemed.................................................................................          (81)          (83)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (60)          (67)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................            2             2
  Redeemed.................................................................................           (4)           (5)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (2)           (3)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
(e)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               AXA MODERATE ALLOCATION*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    2,885,676  $    5,692,742
  Net realized gain (loss) on investments..................................................     34,899,254      49,316,133
  Net change in unrealized appreciation (depreciation) of investments......................    (50,142,497)    (29,600,276)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    (12,357,567)     25,408,599
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     60,269,452      65,104,652
  Transfers between Variable Investment Options including guaranteed interest account, net.    (29,525,058)    (28,723,505)
  Redemptions for contract benefits and terminations.......................................    (42,568,066)    (47,990,439)
  Contract maintenance charges.............................................................    (66,845,974)    (69,821,503)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (78,669,646)    (81,430,795)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       (120,000)          4,000
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (91,147,213)    (56,018,196)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,000,788,586   1,056,806,782
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $  909,641,373  $1,000,788,586
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            117             128
  Redeemed.................................................................................           (236)           (198)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................           (119)            (70)
                                                                                            ==============  ==============

UNIT ACTIVITY CLASS B
  Issued...................................................................................             44              52
  Redeemed.................................................................................            (83)            (65)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................            (39)            (13)
                                                                                            ==============  ==============

                                                                                               AXA MODERATE GROWTH
                                                                                                    STRATEGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   883,989  $   854,937
  Net realized gain (loss) on investments..................................................   1,409,991    2,142,642
  Net change in unrealized appreciation (depreciation) of investments......................  (3,067,544)     306,201
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (773,564)   3,303,780
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  21,810,273   23,038,800
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,894,715)  (1,271,660)
  Redemptions for contract benefits and terminations.......................................  (1,274,864)    (674,946)
  Contract maintenance charges.............................................................  (6,812,649)  (5,968,540)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  10,828,045   15,123,654
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  10,054,481   18,427,434
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  72,533,599   54,106,165
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $82,588,080  $72,533,599
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          98          137
  Redeemed.................................................................................         (25)         (30)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          73          107
                                                                                            ===========  ===========

                                                                                                 AXA MODERATE-PLUS
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  2,998,874  $  4,865,495
  Net realized gain (loss) on investments..................................................   21,355,990    29,055,072
  Net change in unrealized appreciation (depreciation) of investments......................  (30,416,499)  (18,509,863)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (6,061,635)   15,410,704
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   34,567,691    41,077,346
  Transfers between Variable Investment Options including guaranteed interest account, net.  (10,260,685)  (13,130,325)
  Redemptions for contract benefits and terminations.......................................  (22,038,648)  (20,467,546)
  Contract maintenance charges.............................................................  (24,056,954)  (24,771,299)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (21,788,596)  (17,291,824)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (27,850,231)   (1,881,120)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  440,271,751   442,152,871
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $412,421,520  $440,271,751
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          126           157
  Redeemed.................................................................................         (190)         (183)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (64)          (26)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           67            77
  Redeemed.................................................................................          (84)          (83)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (17)           (6)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                             AXA/AB SMALL CAP GROWTH*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (872,288) $   (869,387)
  Net realized gain (loss) on investments..................................................   26,787,935    29,202,986
  Net change in unrealized appreciation (depreciation) of investments......................  (31,960,172)  (22,199,345)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (6,044,525)    6,134,254
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    8,363,207     8,635,494
  Transfers between Variable Investment Options including guaranteed interest account, net.   (8,954,987)   (3,437,638)
  Redemptions for contract benefits and terminations.......................................   (9,969,165)   (9,944,076)
  Contract maintenance charges.............................................................   (7,408,846)   (7,478,158)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (17,969,791)  (12,224,378)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (24,014,316)   (6,090,124)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  210,786,772   216,876,896
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $186,772,456  $210,786,772
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           35            47
  Redeemed.................................................................................          (58)          (63)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (23)          (16)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................            8             8
  Redeemed.................................................................................          (23)          (21)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (15)          (13)
                                                                                            ============  ============

UNIT ACTIVITY CLASS III
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

                                                                                                AXA/LOOMIS SAYLES
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (36,076) $   (37,731)
  Net realized gain (loss) on investments..................................................     248,023    8,361,226
  Net change in unrealized appreciation (depreciation) of investments......................   2,295,473   (6,614,918)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,507,420    1,708,577
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,304,091    1,292,992
  Transfers between Variable Investment Options including guaranteed interest account, net.    (483,793)  (1,829,364)
  Redemptions for contract benefits and terminations.......................................    (932,851)    (973,238)
  Contract maintenance charges.............................................................    (759,674)    (774,547)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (872,227)  (2,284,157)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,635,193     (575,580)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  23,783,568   24,359,148
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $25,418,761  $23,783,568
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          11           10
  Redeemed.................................................................................         (11)         (27)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --          (17)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           9            5
  Redeemed.................................................................................         (14)          (8)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)          (3)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS III
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                BLACKROCK GLOBAL
                                                                                              ALLOCATION V.I. FUND
                                                                                            -----------------------
                                                                                               2015         2014
                                                                                            ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   91,380  $   229,566
  Net realized gain (loss) on investments..................................................    252,571    1,028,230
  Net change in unrealized appreciation (depreciation) of investments......................   (281,268)  (1,086,044)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     62,683      171,752
                                                                                            ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    581,086      604,223
  Transfers between Variable Investment Options including guaranteed interest account, net.   (574,915)   2,277,995
  Redemptions for contract benefits and terminations.......................................   (436,735)    (149,791)
  Contract maintenance charges.............................................................    (81,360)     (75,239)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (511,924)   2,657,188
                                                                                            ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (449,241)   2,828,940
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  9,834,685    7,005,745
                                                                                            ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $9,385,444  $ 9,834,685
                                                                                            ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========

UNIT ACTIVITY CLASS III
  Issued...................................................................................        103          100
  Redeemed.................................................................................       (100)         (49)
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................          3           51
                                                                                            ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             CHARTER/SM/ MULTI-SECTOR
                                                                                                      BOND*
                                                                                            -------------------------
                                                                                                2015         2014
                                                                                            -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,003,638  $  2,038,723
  Net realized gain (loss) on investments..................................................  (1,270,794)   (1,578,671)
  Net change in unrealized appreciation (depreciation) of investments......................    (625,415)    1,464,577
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    (892,571)    1,924,629
                                                                                            -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,814,799     7,235,124
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,012,172)   (2,158,243)
  Redemptions for contract benefits and terminations.......................................  (3,900,039)   (4,702,249)
  Contract maintenance charges.............................................................  (7,348,157)   (7,517,090)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (7,445,569)   (7,142,458)
                                                                                            -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................     (23,000)           --
                                                                                            -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (8,361,140)   (5,217,829)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  94,904,250   100,122,079
                                                                                            -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $86,543,110  $ 94,904,250
                                                                                            ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           8            15
  Redeemed.................................................................................         (29)          (35)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................         (21)          (20)
                                                                                            ===========  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           9            11
  Redeemed.................................................................................         (18)          (15)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................          (9)           (4)
                                                                                            ===========  ============

                                                                                              CHARTER/SM/ SMALL CAP
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    12,330  $   (22,396)
  Net realized gain (loss) on investments..................................................     386,736      841,939
  Net change in unrealized appreciation (depreciation) of investments......................  (1,109,153)  (1,199,274)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (710,087)    (379,731)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     867,434    1,032,699
  Transfers between Variable Investment Options including guaranteed interest account, net.    (183,478)  (1,180,366)
  Redemptions for contract benefits and terminations.......................................    (376,683)    (405,749)
  Contract maintenance charges.............................................................    (576,965)    (612,493)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (269,692)  (1,165,909)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (979,779)  (1,545,640)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  12,005,341   13,550,981
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $11,025,562  $12,005,341
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           9           19
  Redeemed.................................................................................         (10)         (28)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)          (9)
                                                                                            ===========  ===========

                                                                                              CHARTER/SM/ SMALL CAP
                                                                                                     VALUE*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    75,303  $   (35,493)
  Net realized gain (loss) on investments..................................................   1,030,645    1,358,316
  Net change in unrealized appreciation (depreciation) of investments......................  (5,207,967)  (3,188,093)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (4,102,019)  (1,865,270)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,862,922    2,053,675
  Transfers between Variable Investment Options including guaranteed interest account, net.    (697,728)  (1,304,645)
  Redemptions for contract benefits and terminations.......................................  (1,387,873)  (1,655,139)
  Contract maintenance charges.............................................................  (1,544,446)  (1,702,397)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,767,125)  (2,608,506)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,869,144)  (4,473,776)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  31,963,792   36,437,568
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,094,648  $31,963,792
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           2            2
  Redeemed.................................................................................          (5)          (7)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          (5)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           3            5
  Redeemed.................................................................................          (7)          (9)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (4)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             EQ/BLACKROCK BASIC VALUE
                                                                                                      EQUITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  1,961,888  $  1,497,074
  Net realized gain (loss) on investments..................................................    8,277,931     7,806,487
  Net change in unrealized appreciation (depreciation) of investments......................  (23,808,225)    9,853,286
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (13,568,406)   19,156,847
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   13,668,180    14,233,246
  Transfers between Variable Investment Options including guaranteed interest account, net.   (7,965,291)   (4,415,053)
  Redemptions for contract benefits and terminations.......................................   (8,935,025)  (10,109,465)
  Contract maintenance charges.............................................................   (8,701,988)   (8,786,668)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (11,934,124)   (9,077,940)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (25,502,530)   10,078,907
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  220,345,641   210,266,734
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $194,843,111  $220,345,641
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           77            95
  Redeemed.................................................................................          (62)          (78)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           15            17
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           24            29
  Redeemed.................................................................................          (51)          (51)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (27)          (22)
                                                                                            ============  ============

                                                                                               EQ/BOSTON ADVISORS
                                                                                                 EQUITY INCOME*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   262,261  $   262,486
  Net realized gain (loss) on investments..................................................   2,379,815    2,756,866
  Net change in unrealized appreciation (depreciation) of investments......................  (3,020,312)  (1,401,011)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (378,236)   1,618,341
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,547,170    1,584,893
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,256,235)    (877,510)
  Redemptions for contract benefits and terminations.......................................    (707,707)    (948,304)
  Contract maintenance charges.............................................................    (803,785)    (831,876)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,220,557)  (1,072,797)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,598,793)     545,544
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  20,378,256   19,832,712
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $18,779,463  $20,378,256
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           2            3
  Redeemed.................................................................................          (6)         (11)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (8)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          10           11
  Redeemed.................................................................................         (13)         (11)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          --
                                                                                            ===========  ===========

                                                                                              EQ/CALVERT SOCIALLY
                                                                                                 RESPONSIBLE*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   15,509  $    7,938
  Net realized gain (loss) on investments..................................................    322,195      86,355
  Net change in unrealized appreciation (depreciation) of investments......................   (332,743)     77,257
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................      4,961     171,550
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    159,328     137,519
  Transfers between Variable Investment Options including guaranteed interest account, net.    229,937     243,848
  Redemptions for contract benefits and terminations.......................................    (40,419)    (66,908)
  Contract maintenance charges.............................................................    (93,127)    (70,368)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    255,719     244,091
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    260,680     415,641
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,709,303   1,293,662
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,969,983  $1,709,303
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          4           3
  Redeemed.................................................................................         (2)         (1)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          2           2
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    EQ/CAPITAL
                                                                                                     GUARDIAN
                                                                                                     RESEARCH*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    121,138  $    229,276
  Net realized gain (loss) on investments..................................................    5,081,556     5,375,612
  Net change in unrealized appreciation (depreciation) of investments......................   (3,916,741)    4,535,292
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    1,285,953    10,140,180
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,962,900     5,133,840
  Transfers between Variable Investment Options including guaranteed interest account, net.    2,738,655    (6,349,377)
  Redemptions for contract benefits and terminations.......................................   (4,214,267)   (5,430,232)
  Contract maintenance charges.............................................................   (4,582,325)   (4,673,300)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (1,095,037)  (11,319,069)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................      190,916    (1,178,889)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  108,888,433   110,067,322
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $109,079,349  $108,888,433
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            9            10
  Redeemed.................................................................................           (9)          (16)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            (6)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           48            21
  Redeemed.................................................................................          (50)          (70)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (2)          (49)
                                                                                            ============  ============

                                                                                                    EQ/COMMON STOCK
                                                                                                        INDEX*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   13,276,948  $   11,178,150
  Net realized gain (loss) on investments..................................................     45,550,451      39,236,229
  Net change in unrealized appreciation (depreciation) of investments......................    (66,420,997)    123,150,321
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................     (7,593,598)    173,564,700
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     73,389,185      76,043,534
  Transfers between Variable Investment Options including guaranteed interest account, net.    (31,455,451)    (35,876,534)
  Redemptions for contract benefits and terminations.......................................    (70,586,105)    (77,911,580)
  Contract maintenance charges.............................................................    (85,004,784)    (86,788,783)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (113,657,155)   (124,533,363)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        168,200          85,800
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (121,082,553)     49,117,137
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,636,885,255   1,587,768,118
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,515,802,702  $1,636,885,255
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            121              40
  Redeemed.................................................................................           (140)           (146)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................            (19)           (106)
                                                                                            ==============  ==============

UNIT ACTIVITY CLASS B
  Issued...................................................................................             59              40
  Redeemed.................................................................................           (103)            (95)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................            (44)            (55)
                                                                                            ==============  ==============

                                                                                                  EQ/CORE BOND
                                                                                                     INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   640,423  $   538,964
  Net realized gain (loss) on investments..................................................      55,854     (113,250)
  Net change in unrealized appreciation (depreciation) of investments......................    (620,665)     681,768
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      75,612    1,107,482
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,274,041    4,201,405
  Transfers between Variable Investment Options including guaranteed interest account, net.     512,897     (534,315)
  Redemptions for contract benefits and terminations.......................................  (2,648,302)  (2,289,572)
  Contract maintenance charges.............................................................  (2,777,678)  (2,820,231)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (639,042)  (1,442,713)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (563,430)    (335,231)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  53,018,758   53,353,989
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $52,455,328  $53,018,758
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          17           18
  Redeemed.................................................................................         (29)         (30)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (12)         (12)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          26           18
  Redeemed.................................................................................         (20)         (17)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           6            1
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   EQ/EQUITY 500
                                                                                                      INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  9,154,225  $  7,294,906
  Net realized gain (loss) on investments..................................................   51,635,577    41,915,920
  Net change in unrealized appreciation (depreciation) of investments......................  (57,226,749)   35,876,744
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    3,563,053    85,087,570
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   37,176,653    36,615,002
  Transfers between Variable Investment Options including guaranteed interest account, net.  (14,235,081)  (14,743,490)
  Redemptions for contract benefits and terminations.......................................  (28,737,556)  (30,499,459)
  Contract maintenance charges.............................................................  (30,430,352)  (29,448,656)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (36,226,336)  (38,076,603)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (32,663,283)   47,010,967
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  743,304,673   696,293,706
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $710,641,390  $743,304,673
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          319           362
  Redeemed.................................................................................         (240)         (215)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           79           147
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................          132           123
  Redeemed.................................................................................         (115)          (83)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           17            40
                                                                                            ============  ============

                                                                                                EQ/GAMCO MERGERS
                                                                                                AND ACQUISITIONS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (35,615) $   (35,280)
  Net realized gain (loss) on investments..................................................     800,349      724,113
  Net change in unrealized appreciation (depreciation) of investments......................    (442,986)    (502,229)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     321,748      186,604
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,248,542    1,253,239
  Transfers between Variable Investment Options including guaranteed interest account, net.    (238,301)   1,133,335
  Redemptions for contract benefits and terminations.......................................    (455,205)    (556,280)
  Contract maintenance charges.............................................................    (494,671)    (476,658)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      60,365    1,353,636
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     382,113    1,540,240
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  14,034,914   12,494,674
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $14,417,027  $14,034,914
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           8           13
  Redeemed.................................................................................          (4)         (12)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           4            1
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          16           22
  Redeemed.................................................................................         (16)         (12)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           10
                                                                                            ===========  ===========

                                                                                              EQ/GAMCO SMALL COMPANY
                                                                                                      VALUE*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    432,838  $     10,062
  Net realized gain (loss) on investments..................................................   14,193,401    13,362,147
  Net change in unrealized appreciation (depreciation) of investments......................  (23,639,812)   (9,134,958)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (9,013,573)    4,237,251
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   14,546,446    13,811,794
  Transfers between Variable Investment Options including guaranteed interest account, net.   (7,006,788)   (4,442,749)
  Redemptions for contract benefits and terminations.......................................   (5,416,880)   (5,577,726)
  Contract maintenance charges.............................................................   (5,678,896)   (5,550,128)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (3,556,118)   (1,758,809)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (12,569,691)    2,478,442
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  156,518,596   154,040,154
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $143,948,905  $156,518,596
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           97            84
  Redeemed.................................................................................          (46)          (42)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           51            42
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           40            53
  Redeemed.................................................................................          (65)          (75)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (25)          (22)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                              EQ/GLOBAL BOND PLUS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (43,082) $    80,749
  Net realized gain (loss) on investments..................................................    (456,911)     135,245
  Net change in unrealized appreciation (depreciation) of investments......................    (266,877)     (83,551)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (766,870)     132,443
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,514,062    1,581,265
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,691,569)    (345,532)
  Redemptions for contract benefits and terminations.......................................  (1,303,750)    (921,719)
  Contract maintenance charges.............................................................  (1,048,125)  (1,088,407)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,529,382)    (774,393)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (3,296,252)    (641,950)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  20,316,771   20,958,721
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,020,519  $20,316,771
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          25           19
  Redeemed.................................................................................         (32)         (22)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (7)          (3)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           7            8
  Redeemed.................................................................................          (8)          (9)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)          (1)
                                                                                            ===========  ===========

                                                                                                 EQ/INTERMEDIATE
                                                                                                GOVERNMENT BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   247,834  $    56,589
  Net realized gain (loss) on investments..................................................     513,974      508,249
  Net change in unrealized appreciation (depreciation) of investments......................    (640,827)     479,791
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     120,981    1,044,629
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,979,433    5,306,331
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,444,063     (426,561)
  Redemptions for contract benefits and terminations.......................................  (2,870,287)  (4,854,130)
  Contract maintenance charges.............................................................  (4,687,918)  (4,960,439)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,134,709)  (4,934,799)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,013,728)  (3,890,170)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  85,238,847   89,129,017
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $84,225,119  $85,238,847
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          67           69
  Redeemed.................................................................................         (62)         (71)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           5           (2)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          11           11
  Redeemed.................................................................................         (16)         (22)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)         (11)
                                                                                            ===========  ===========

                                                                                                 EQ/INTERNATIONAL
                                                                                                   EQUITY INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  5,650,414  $  8,395,760
  Net realized gain (loss) on investments..................................................   (1,973,019)    2,200,137
  Net change in unrealized appreciation (depreciation) of investments......................  (10,756,200)  (35,202,429)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (7,078,805)  (24,606,532)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   20,403,002    20,817,742
  Transfers between Variable Investment Options including guaranteed interest account, net.   (1,974,088)   (4,978,316)
  Redemptions for contract benefits and terminations.......................................  (15,310,518)  (17,170,698)
  Contract maintenance charges.............................................................  (18,480,530)  (19,443,168)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (15,362,134)  (20,774,440)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (22,440,939)  (45,380,972)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  307,558,192   352,939,164
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $285,117,253  $307,558,192
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          129            46
  Redeemed.................................................................................         (130)         (152)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (1)         (106)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           44            30
  Redeemed.................................................................................          (34)          (30)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           10            --
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   EQ/INVESCO
                                                                                                  COMSTOCK*(C )
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   491,561  $   299,956
  Net realized gain (loss) on investments..................................................     898,563    1,032,871
  Net change in unrealized appreciation (depreciation) of investments......................  (3,002,888)      11,226
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,612,764)   1,344,053
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,097,352    1,506,716
  Transfers between Variable Investment Options including guaranteed interest account, net.     246,230   13,456,365
  Redemptions for contract benefits and terminations.......................................  (1,075,306)    (786,443)
  Contract maintenance charges.............................................................    (900,350)    (663,324)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     367,926   13,513,314
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,244,838)  14,857,367
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  25,192,273   10,334,906
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $23,947,435  $25,192,273
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          24           78
  Redeemed.................................................................................         (25)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)          64
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          11           42
  Redeemed.................................................................................          (9)          (7)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           2           35
                                                                                            ===========  ===========

                                                                                                EQ/JPMORGAN VALUE
                                                                                                 OPPORTUNITIES*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    89,757  $   191,866
  Net realized gain (loss) on investments..................................................   2,320,971      957,434
  Net change in unrealized appreciation (depreciation) of investments......................  (3,303,606)   2,781,447
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (892,878)   3,930,747
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,922,619    1,684,088
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,367,474    1,018,350
  Redemptions for contract benefits and terminations.......................................  (2,476,576)  (1,696,554)
  Contract maintenance charges.............................................................  (1,534,920)  (1,428,359)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     278,597     (422,475)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (614,281)   3,508,272
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  32,449,747   28,941,475
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $31,835,466  $32,449,747
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          11           10
  Redeemed.................................................................................          (2)          (3)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           9            7
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          23           12
  Redeemed.................................................................................         (26)         (15)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          (3)
                                                                                            ===========  ===========

                                                                                                   EQ/LARGE CAP
                                                                                                   GROWTH INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    554,053  $    570,862
  Net realized gain (loss) on investments..................................................   18,064,248    22,555,941
  Net change in unrealized appreciation (depreciation) of investments......................  (12,845,810)   (8,998,459)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    5,772,491    14,128,344
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,161,484     6,890,119
  Transfers between Variable Investment Options including guaranteed interest account, net.   (1,515,818)   (7,157,160)
  Redemptions for contract benefits and terminations.......................................   (5,896,634)   (5,280,786)
  Contract maintenance charges.............................................................   (5,777,822)   (5,591,490)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (6,028,790)  (11,139,317)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     (256,299)    2,989,027
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  131,724,470   128,735,443
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $131,468,171  $131,724,470
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           18            19
  Redeemed.................................................................................           (8)          (18)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           10             1
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           46            44
  Redeemed.................................................................................          (87)         (122)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (41)          (78)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  EQ/LARGE CAP
                                                                                                  VALUE INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   326,561  $   226,634
  Net realized gain (loss) on investments..................................................   1,749,009    1,562,386
  Net change in unrealized appreciation (depreciation) of investments......................  (3,029,371)     208,159
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (953,801)   1,997,179
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,768,722    1,440,192
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,038,466    1,711,780
  Redemptions for contract benefits and terminations.......................................    (656,690)    (567,883)
  Contract maintenance charges.............................................................    (770,338)    (643,489)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,380,160    1,940,600
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     426,359    3,937,779
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  19,150,136   15,212,357
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $19,576,495  $19,150,136
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          27           45
  Redeemed.................................................................................         (25)         (34)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           2           11
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          29           22
  Redeemed.................................................................................         (16)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          13            8
                                                                                            ===========  ===========

                                                                                              EQ/MFS INTERNATIONAL
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   133,032  $   259,769
  Net realized gain (loss) on investments..................................................   1,532,904    2,923,594
  Net change in unrealized appreciation (depreciation) of investments......................  (1,675,590)  (5,215,215)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      (9,654)  (2,031,852)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,002,828    2,935,833
  Transfers between Variable Investment Options including guaranteed interest account, net.     580,007        8,894
  Redemptions for contract benefits and terminations.......................................  (1,893,213)  (1,277,333)
  Contract maintenance charges.............................................................  (1,449,064)  (1,430,431)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     240,558      236,963
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     230,904   (1,794,889)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  37,393,763   39,188,652
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $37,624,667  $37,393,763
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          39           39
  Redeemed.................................................................................         (41)         (43)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (2)          (4)
                                                                                            ===========  ===========

                                                                                                 EQ/MID CAP INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    618,281  $    512,931
  Net realized gain (loss) on investments..................................................    4,142,515     3,246,757
  Net change in unrealized appreciation (depreciation) of investments......................   (8,365,728)    5,674,042
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (3,604,932)    9,433,730
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,380,515     6,963,656
  Transfers between Variable Investment Options including guaranteed interest account, net.       13,980    (2,558,463)
  Redemptions for contract benefits and terminations.......................................   (4,781,665)   (5,493,354)
  Contract maintenance charges.............................................................   (4,650,812)   (4,636,164)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (2,037,982)   (5,724,325)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (5,642,914)    3,709,405
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  116,590,689   112,881,284
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $110,947,775  $116,590,689
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           26            29
  Redeemed.................................................................................          (14)          (19)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           12            10
                                                                                            ============  ============
UNIT ACTIVITY CLASS B
  Issued...................................................................................           34            30
  Redeemed.................................................................................          (42)          (52)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (8)          (22)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 EQ/MONEY MARKET*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (659,391) $   (746,612)
  Net realized gain (loss) on investments..................................................          312         1,481
  Net change in unrealized appreciation (depreciation) of investments......................       (2,431)         (448)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................     (661,510)     (745,579)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   77,405,689    63,522,611
  Transfers between Variable Investment Options including guaranteed interest account, net.    7,334,982     2,555,237
  Redemptions for contract benefits and terminations.......................................  (72,524,686)  (62,658,398)
  Contract maintenance charges.............................................................  (18,717,334)  (18,869,362)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (6,501,349)  (15,449,912)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (52,305)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (7,215,164)  (16,195,491)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  167,854,303   184,049,794
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $160,639,139  $167,854,303
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................        3,350         2,481
  Redeemed.................................................................................       (3,047)       (2,531)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          303           (50)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................          545           398
  Redeemed.................................................................................         (532)         (475)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           13           (77)
                                                                                            ============  ============

                                                                                              EQ/MORGAN STANLEY MID
                                                                                                   CAP GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (130,225) $  (166,327)
  Net realized gain (loss) on investments..................................................   1,582,739    8,234,253
  Net change in unrealized appreciation (depreciation) of investments......................  (3,988,100)  (8,689,263)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,535,586)    (621,337)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,750,085    4,506,162
  Transfers between Variable Investment Options including guaranteed interest account, net.  (4,784,961)  (5,197,158)
  Redemptions for contract benefits and terminations.......................................  (1,768,750)  (2,219,348)
  Contract maintenance charges.............................................................  (2,012,694)  (2,143,522)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (4,816,320)  (5,053,866)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (7,351,906)  (5,675,203)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  49,806,601   55,481,804
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $42,454,695  $49,806,601
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           6           20
  Redeemed.................................................................................         (31)         (51)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (25)         (31)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          10           14
  Redeemed.................................................................................         (14)         (15)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (1)
                                                                                            ===========  ===========

                                                                                                 EQ/PIMCO ULTRA
                                                                                                   SHORT BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    57,973  $    26,659
  Net realized gain (loss) on investments..................................................     (86,263)     (47,094)
  Net change in unrealized appreciation (depreciation) of investments......................    (176,220)    (124,831)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (204,510)    (145,266)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,810,950    3,214,110
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,727,922)  (1,070,012)
  Redemptions for contract benefits and terminations.......................................  (1,481,597)  (2,017,737)
  Contract maintenance charges.............................................................  (2,141,714)  (2,326,290)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,540,283)  (2,199,929)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,744,793)  (2,345,195)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  36,532,893   38,878,088
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $33,788,100  $36,532,893
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          24           22
  Redeemed.................................................................................         (35)         (49)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (11)         (27)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          13           32
  Redeemed.................................................................................         (25)         (25)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (12)           7
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                              EQ/QUALITY BOND PLUS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   401,318  $   360,766
  Net realized gain (loss) on investments..................................................    (862,433)  (1,139,345)
  Net change in unrealized appreciation (depreciation) of investments......................     369,294    2,362,839
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (91,821)   1,584,260
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,062,469    6,416,540
  Transfers between Variable Investment Options including guaranteed interest account, net.    (101,756)    (505,122)
  Redemptions for contract benefits and terminations.......................................  (3,454,998)  (4,745,589)
  Contract maintenance charges.............................................................  (5,882,579)  (5,933,799)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (4,376,864)  (4,767,970)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (4,962)     (21,800)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (4,473,647)  (3,205,510)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  63,498,843   66,704,353
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $59,025,196  $63,498,843
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          25           73
  Redeemed.................................................................................         (39)         (92)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (14)         (19)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          16            8
  Redeemed.................................................................................         (21)         (17)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)          (9)
                                                                                            ===========  ===========

                                                                                                 EQ/SMALL COMPANY
                                                                                                      INDEX*
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    487,737  $   364,250
  Net realized gain (loss) on investments..................................................    8,164,460    8,762,131
  Net change in unrealized appreciation (depreciation) of investments......................  (12,289,217)  (5,923,647)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   (3,637,020)   3,202,734
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,924,510    4,108,392
  Transfers between Variable Investment Options including guaranteed interest account, net.    1,162,433      (98,641)
  Redemptions for contract benefits and terminations.......................................   (2,319,486)  (2,608,299)
  Contract maintenance charges.............................................................   (2,575,376)  (2,472,567)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    1,192,081   (1,071,115)
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --           --
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (2,444,939)   2,131,619
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   73,802,654   71,671,035
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 71,357,715  $73,802,654
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           35           26
  Redeemed.................................................................................          (23)         (33)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           12           (7)
                                                                                            ============  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           13           13
  Redeemed.................................................................................           (8)          (7)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................            5            6
                                                                                            ============  ===========

                                                                                             EQ/T. ROWE PRICE GROWTH
                                                                                                     STOCK*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (259,198) $  (224,609)
  Net realized gain (loss) on investments..................................................   6,362,280    4,080,716
  Net change in unrealized appreciation (depreciation) of investments......................     635,064      875,970
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   6,738,146    4,732,077
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,696,576    4,762,591
  Transfers between Variable Investment Options including guaranteed interest account, net.  11,323,002    7,056,426
  Redemptions for contract benefits and terminations.......................................  (2,817,499)  (5,396,648)
  Contract maintenance charges.............................................................  (2,891,497)  (2,442,763)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  12,310,582    3,979,606
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  19,048,728    8,711,683
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  64,703,301   55,991,618
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $83,752,029  $64,703,301
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          96           76
  Redeemed.................................................................................         (26)         (52)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          70           24
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          96           75
  Redeemed.................................................................................         (40)         (60)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          56           15
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 EQ/UBS GROWTH &
                                                                                                     INCOME*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    29,743  $    29,958
  Net realized gain (loss) on investments..................................................   2,639,675      653,105
  Net change in unrealized appreciation (depreciation) of investments......................  (2,891,098)     599,063
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (221,680)   1,282,126
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     732,568      617,174
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,488,633      765,817
  Redemptions for contract benefits and terminations.......................................    (417,525)    (349,772)
  Contract maintenance charges.............................................................    (415,817)    (304,439)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,387,859      728,780
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,166,179    2,010,906
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  11,001,086    8,990,180
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $12,167,265  $11,001,086
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          28           18
  Redeemed.................................................................................         (20)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           8            4
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                               EQ/WELLS FARGO OMEGA
                                                                                                      GROWTH*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (260,068) $   (295,604)
  Net realized gain (loss) on investments..................................................    5,924,989    13,789,288
  Net change in unrealized appreciation (depreciation) of investments......................   (4,528,855)  (10,255,614)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    1,136,066     3,238,070
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,194,777     8,238,185
  Transfers between Variable Investment Options including guaranteed interest account, net.  (12,934,276)   (6,910,153)
  Redemptions for contract benefits and terminations.......................................   (2,922,540)   (4,036,928)
  Contract maintenance charges.............................................................   (2,682,081)   (2,691,717)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (11,344,120)   (5,400,613)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (10,208,054)   (2,162,543)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   94,355,676    96,518,219
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 84,147,622  $ 94,355,676
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           54            80
  Redeemed.................................................................................          (51)          (41)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................            3            39
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           27            66
  Redeemed.................................................................................          (82)          (96)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (55)          (30)
                                                                                            ============  ============

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

                                                                                             FIDELITY(R) VIP ASSET
                                                                                                MANAGER: GROWTH
                                                                                                   PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   14,257  $   11,784
  Net realized gain (loss) on investments..................................................    116,511      58,173
  Net change in unrealized appreciation (depreciation) of investments......................   (134,182)      5,671
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (3,414)     75,628
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     54,935     110,963
  Transfers between Variable Investment Options including guaranteed interest account, net.    (98,361)     95,830
  Redemptions for contract benefits and terminations.......................................   (130,521)    (81,266)
  Contract maintenance charges.............................................................    (40,114)    (39,203)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (214,061)     86,324
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (217,475)    161,952
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,482,577   1,320,625
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,265,102  $1,482,577
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          3           6
  Redeemed.................................................................................         (5)         (2)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (2)          4
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   FIDELITY(R)
                                                                                                VIP CONTRAFUND(R)
                                                                                                    PORTFOLIO
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    371,205  $   298,582
  Net realized gain (loss) on investments..................................................   10,637,114    6,560,290
  Net change in unrealized appreciation (depreciation) of investments......................  (11,146,011)   2,042,775
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (137,692)   8,901,647
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,390,616    3,867,765
  Transfers between Variable Investment Options including guaranteed interest account, net.     (848,601)   8,548,223
  Redemptions for contract benefits and terminations.......................................   (3,261,931)  (2,926,594)
  Contract maintenance charges.............................................................   (1,559,239)  (1,374,503)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (1,279,155)   8,114,891
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (1,416,847)  17,016,538
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   87,944,966   70,928,428
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 86,528,119  $87,944,966
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................           75          168
  Redeemed.................................................................................          (74)         (96)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................            1           72
                                                                                            ============  ===========

                                                                                                  FIDELITY(R)
                                                                                               VIP EQUITY-INCOME
                                                                                                   PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   33,008  $   26,398
  Net realized gain (loss) on investments..................................................    101,459     142,354
  Net change in unrealized appreciation (depreciation) of investments......................   (182,104)    (91,475)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (47,637)     77,277
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    180,387     185,686
  Transfers between Variable Investment Options including guaranteed interest account, net.     25,905    (147,563)
  Redemptions for contract benefits and terminations.......................................    (79,737)   (446,110)
  Contract maintenance charges.............................................................    (35,183)    (35,230)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     91,372    (443,217)
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     43,735    (365,940)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,011,726   1,377,666
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,055,461  $1,011,726
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................         10          11
  Redeemed.................................................................................         (5)        (14)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          5          (3)
                                                                                            ==========  ==========

                                                                                                 FIDELITY(R)
                                                                                                VIP GOVERNMENT
                                                                                                 MONEY MARKET
                                                                                                  PORTFOLIO
                                                                                            ---------------------
                                                                                               2015       2014
                                                                                            ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $     110  $       98
  Net realized gain (loss) on investments..................................................        --          --
  Net change in unrealized appreciation (depreciation) of investments......................        --          --
                                                                                            ---------  ----------

  Net increase (decrease) in net assets resulting from operations..........................       110          98
                                                                                            ---------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   197,108     149,036
  Transfers between Variable Investment Options including guaranteed interest account, net.   (35,731)   (310,046)
  Redemptions for contract benefits and terminations.......................................  (125,157)   (135,526)
  Contract maintenance charges.............................................................   (38,345)    (33,082)
                                                                                            ---------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (2,125)   (329,618)
                                                                                            ---------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (2,015)   (329,520)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   999,490   1,329,010
                                                                                            ---------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 997,475  $  999,490
                                                                                            =========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................        32          40
  Redeemed.................................................................................       (38)        (36)
                                                                                            ---------  ----------
  Net Increase (Decrease)..................................................................        (6)          4
                                                                                            =========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                  FIDELITY(R)
                                                                                              VIP GROWTH & INCOME
                                                                                                   PORTFOLIO
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   120,857  $   94,753
  Net realized gain (loss) on investments..................................................     743,985     536,796
  Net change in unrealized appreciation (depreciation) of investments......................  (1,074,627)    (33,481)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (209,785)    598,068
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,018,841     877,004
  Transfers between Variable Investment Options including guaranteed interest account, net.    (267,283)    718,326
  Redemptions for contract benefits and terminations.......................................    (418,799)   (242,807)
  Contract maintenance charges.............................................................    (371,527)   (298,880)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     (38,768)  1,053,643
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (248,553)  1,651,711
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   7,537,673   5,885,962
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 7,289,120  $7,537,673
                                                                                            ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          21          32
  Redeemed.................................................................................         (14)        (17)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................           7          15
                                                                                            ===========  ==========

                                                                                                   FIDELITY(R)
                                                                                                 VIP HIGH INCOME
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   259,608  $   424,752
  Net realized gain (loss) on investments..................................................    (311,035)    (118,246)
  Net change in unrealized appreciation (depreciation) of investments......................     (71,837)    (189,707)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (123,264)     116,799
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     321,320      419,436
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,449,802)  (5,261,554)
  Redemptions for contract benefits and terminations.......................................    (343,689)    (977,714)
  Contract maintenance charges.............................................................     (69,434)     (84,307)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,541,605)  (5,904,139)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,664,869)  (5,787,340)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   5,043,450   10,830,790
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 3,378,581  $ 5,043,450
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          28           74
  Redeemed.................................................................................         (30)         (83)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (2)          (9)
                                                                                            ===========  ===========

                                                                                                   FIDELITY(R)
                                                                                                 VIP INVESTMENT
                                                                                                   GRADE BOND
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   196,929  $   164,816
  Net realized gain (loss) on investments..................................................      60,410     (193,722)
  Net change in unrealized appreciation (depreciation) of investments......................    (295,052)     482,178
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (37,713)     453,272
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,102,108      974,837
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,960,405)  (7,335,476)
  Redemptions for contract benefits and terminations.......................................  (1,007,596)    (328,473)
  Contract maintenance charges.............................................................    (282,480)    (191,547)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,148,373)  (6,880,659)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,186,086)  (6,427,387)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   8,320,035   14,747,422
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 7,133,949  $ 8,320,035
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................         232          147
  Redeemed.................................................................................        (109)        (107)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         123           40
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   FIDELITY(R)
                                                                                                   VIP MID CAP
                                                                                                    PORTFOLIO
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $     19,312  $   (29,643)
  Net realized gain (loss) on investments..................................................    3,306,355    1,922,014
  Net change in unrealized appreciation (depreciation) of investments......................   (3,794,851)     (79,185)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (469,184)   1,813,186
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    2,843,143    2,182,088
  Transfers between Variable Investment Options including guaranteed interest account, net.  (11,813,075)    (388,556)
  Redemptions for contract benefits and terminations.......................................   (1,603,290)    (828,918)
  Contract maintenance charges.............................................................     (752,441)    (709,103)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (11,325,663)     255,511
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (11,794,847)   2,068,697
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   32,757,977   30,689,280
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 20,963,130  $32,757,977
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................           78           75
  Redeemed.................................................................................          (67)         (67)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           11            8
                                                                                            ============  ===========

                                                                                                  FIDELITY(R)
                                                                                                   VIP VALUE
                                                                                                   PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   16,171  $   16,928
  Net realized gain (loss) on investments..................................................    284,278     181,198
  Net change in unrealized appreciation (depreciation) of investments......................   (303,282)    (43,430)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (2,833)    154,696
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     97,970      64,001
  Transfers between Variable Investment Options including guaranteed interest account, net.     61,477     216,839
  Redemptions for contract benefits and terminations.......................................   (406,007)   (143,398)
  Contract maintenance charges.............................................................    (22,440)    (15,894)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (269,000)    121,548
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (271,833)    276,244
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,532,798   1,256,554
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,260,965  $1,532,798
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          7           4
  Redeemed.................................................................................         (4)         (3)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          3           1
                                                                                            ==========  ==========

                                                                                                FIDELITY(R)
                                                                                                 VIP VALUE
                                                                                                 STRATEGIES
                                                                                                 PORTFOLIO
                                                                                            -------------------
                                                                                              2015       2014
                                                                                            --------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  3,284  $   2,678
  Net realized gain (loss) on investments..................................................   46,089     50,982
  Net change in unrealized appreciation (depreciation) of investments......................  (60,536)   (34,551)
                                                                                            --------  ---------

  Net increase (decrease) in net assets resulting from operations..........................  (11,163)    19,109
                                                                                            --------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   30,680     25,114
  Transfers between Variable Investment Options including guaranteed interest account, net.   19,480     (8,505)
  Redemptions for contract benefits and terminations.......................................  (19,640)  (238,261)
  Contract maintenance charges.............................................................   (8,967)    (7,621)
                                                                                            --------  ---------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   21,553   (229,273)
                                                                                            --------  ---------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   10,390   (210,164)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  322,852    533,016
                                                                                            --------  ---------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $333,242  $ 322,852
                                                                                            ========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................        2          1
  Redeemed.................................................................................       (1)        (1)
                                                                                            --------  ---------
  Net Increase (Decrease)..................................................................        1         --
                                                                                            ========  =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    FRANKLIN
                                                                                                MUTUAL SHARES VIP
                                                                                                      FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   332,521  $   229,252
  Net realized gain (loss) on investments..................................................   1,413,779      959,201
  Net change in unrealized appreciation (depreciation) of investments......................  (2,337,146)    (396,363)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (590,846)     792,090
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     521,936      575,528
  Transfers between Variable Investment Options including guaranteed interest account, net.    (768,106)  (1,359,822)
  Redemptions for contract benefits and terminations.......................................    (124,704)    (310,990)
  Contract maintenance charges.............................................................    (228,463)    (224,931)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (599,337)  (1,320,215)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --          (85)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,190,183)    (528,210)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  11,541,844   12,070,054
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $10,351,661  $11,541,844
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          20           23
  Redeemed.................................................................................         (17)         (31)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           3           (8)
                                                                                            ===========  ===========

                                                                                                 FRANKLIN RISING
                                                                                                  DIVIDENDS VIP
                                                                                                       FUND
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    565,726  $   471,414
  Net realized gain (loss) on investments..................................................    7,550,456    3,763,727
  Net change in unrealized appreciation (depreciation) of investments......................  (10,135,616)    (258,664)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   (2,019,434)   3,976,477
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,062,950    4,513,820
  Transfers between Variable Investment Options including guaranteed interest account, net.   (2,101,597)    (187,144)
  Redemptions for contract benefits and terminations.......................................   (2,033,706)  (1,591,392)
  Contract maintenance charges.............................................................   (1,750,266)  (1,673,409)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (1,822,619)   1,061,875
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --           --
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (3,842,053)   5,038,352
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   53,365,263   48,326,911
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 49,523,210  $53,365,263
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................           36           62
  Redeemed.................................................................................          (47)         (56)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................          (11)           6
                                                                                            ============  ===========

                                                                                                    FRANKLIN
                                                                                               SMALL CAP VALUE VIP
                                                                                                      FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    21,145  $    19,852
  Net realized gain (loss) on investments..................................................     740,681    1,068,565
  Net change in unrealized appreciation (depreciation) of investments......................  (1,197,710)  (1,101,350)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (435,884)     (12,933)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     833,373      690,156
  Transfers between Variable Investment Options including guaranteed interest account, net.    (458,667)  (1,146,980)
  Redemptions for contract benefits and terminations.......................................    (156,404)    (177,886)
  Contract maintenance charges.............................................................    (196,334)    (212,742)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      21,968     (847,452)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (413,916)    (860,385)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   5,652,905    6,513,290
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 5,238,989  $ 5,652,905
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          53           56
  Redeemed.................................................................................         (34)         (40)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          19           16
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               FRANKLIN STRATEGIC
                                                                                                 INCOME VIP FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,791,236  $ 1,472,739
  Net realized gain (loss) on investments..................................................    (161,300)     379,325
  Net change in unrealized appreciation (depreciation) of investments......................  (2,867,623)  (1,511,853)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,237,687)     340,211
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,486,597    3,317,423
  Transfers between Variable Investment Options including guaranteed interest account, net.     765,825    2,310,086
  Redemptions for contract benefits and terminations.......................................  (1,037,707)    (966,418)
  Contract maintenance charges.............................................................  (1,464,388)  (1,286,551)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,750,327    3,374,540
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     512,640    3,714,751
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,647,991   24,933,240
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $29,160,631  $28,647,991
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          52           68
  Redeemed.................................................................................         (38)         (42)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          14           26
                                                                                            ===========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                     GOLDMAN
                                                                                                SACHS VIT MID CAP
                                                                                                   VALUE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (15,962) $    51,562
  Net realized gain (loss) on investments..................................................     760,723    2,577,875
  Net change in unrealized appreciation (depreciation) of investments......................  (1,913,667)  (1,513,842)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,168,906)   1,115,595
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,511,875    1,013,469
  Transfers between Variable Investment Options including guaranteed interest account, net.     653,791      277,277
  Redemptions for contract benefits and terminations.......................................    (824,729)    (230,067)
  Contract maintenance charges.............................................................    (480,547)    (350,778)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     860,390      709,901
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --          400
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (308,516)   1,825,896
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  10,519,940    8,694,044
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $10,211,424  $10,519,940
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          23           27
  Redeemed.................................................................................         (19)         (23)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           4            4
                                                                                            ===========  ===========

                                                                                                  INVESCO V.I.
                                                                                                  DIVERSIFIED
                                                                                                 DIVIDEND FUND
                                                                                            -----------------------
                                                                                               2015         2014
                                                                                            ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   48,269  $    15,803
  Net realized gain (loss) on investments..................................................     65,282      214,406
  Net change in unrealized appreciation (depreciation) of investments......................    (84,879)     (29,610)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     28,672      200,599
                                                                                            ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,118,646      294,863
  Transfers between Variable Investment Options including guaranteed interest account, net.    424,222    1,364,019
  Redemptions for contract benefits and terminations.......................................    (86,877)  (1,065,492)
  Contract maintenance charges.............................................................   (101,274)     (23,890)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,354,717      569,500
                                                                                            ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         35           50
                                                                                            ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,383,424      770,149
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,093,929    1,323,780
                                                                                            ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,477,353  $ 2,093,929
                                                                                            ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................        139           75
  Redeemed.................................................................................        (52)         (48)
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         87           27
                                                                                            ==========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                     INVESCO
                                                                                                   V.I. GLOBAL
                                                                                                REAL ESTATE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,046,805  $   319,406
  Net realized gain (loss) on investments..................................................     827,125      595,339
  Net change in unrealized appreciation (depreciation) of investments......................  (2,603,707)   2,223,583
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (729,777)   3,138,328
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,774,719    3,723,341
  Transfers between Variable Investment Options including guaranteed interest account, net.     303,717    5,351,423
  Redemptions for contract benefits and terminations.......................................    (885,522)  (1,807,554)
  Contract maintenance charges.............................................................  (1,214,081)    (905,412)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,978,833    6,361,798
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          70          255
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,249,126    9,500,381
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  30,513,428   21,013,047
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $32,762,554  $30,513,428
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................................         131          135
  Redeemed.................................................................................         (80)         (47)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          51           88
                                                                                            ===========  ===========

                                                                                                  INVESCO V.I.
                                                                                                  INTERNATIONAL
                                                                                                   GROWTH FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   341,505  $   319,823
  Net realized gain (loss) on investments..................................................   1,242,626      842,586
  Net change in unrealized appreciation (depreciation) of investments......................  (2,527,271)  (1,327,365)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (943,140)    (164,956)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,983,383    3,445,932
  Transfers between Variable Investment Options including guaranteed interest account, net.     448,720    5,281,636
  Redemptions for contract benefits and terminations.......................................    (834,532)  (1,192,591)
  Contract maintenance charges.............................................................    (876,245)    (691,799)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,721,326    6,843,178
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         400           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,778,586    6,678,222
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,704,895   22,026,673
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $30,483,481  $28,704,895
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................................         176          193
  Redeemed.................................................................................        (122)         (70)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          54          123
                                                                                            ===========  ===========

                                                                                                    INVESCO
                                                                                                 V.I. MID CAP
                                                                                               CORE EQUITY FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (5,944) $   (9,898)
  Net realized gain (loss) on investments..................................................    339,352     588,270
  Net change in unrealized appreciation (depreciation) of investments......................   (457,303)   (451,778)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (123,895)    126,594
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    297,238     281,673
  Transfers between Variable Investment Options including guaranteed interest account, net.   (406,979)   (409,266)
  Redemptions for contract benefits and terminations.......................................   (185,160)    (69,997)
  Contract maintenance charges.............................................................    (97,105)    (94,460)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (392,006)   (292,050)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --         (60)
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (515,901)   (165,516)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,519,405   3,684,921
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,003,504  $3,519,405
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................................         12           8
  Redeemed.................................................................................        (10)         (9)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          2          (1)
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                             INVESCO V.I. SMALL CAP
                                                                                                  EQUITY FUND
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (10,192) $  (11,012)
  Net realized gain (loss) on investments..................................................   1,041,774     625,538
  Net change in unrealized appreciation (depreciation) of investments......................  (1,307,587)   (552,554)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (276,005)     61,972
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     495,913     339,593
  Transfers between Variable Investment Options including guaranteed interest account, net.     308,850    (195,982)
  Redemptions for contract benefits and terminations.......................................     (85,822)   (151,402)
  Contract maintenance charges.............................................................    (162,699)   (137,588)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     556,242    (145,379)
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --         260
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     280,237     (83,147)

NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   4,096,018   4,179,165
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 4,376,255  $4,096,018
                                                                                            ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========
UNIT ACTIVITY SERIES II
  Issued...................................................................................           9          10
  Redeemed.................................................................................          (5)        (10)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................           4          --
                                                                                            ===========  ==========

                                                                                                IVY FUNDS VIP
                                                                                                  DIVIDEND
                                                                                                OPPORTUNITIES
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   8,002  $   9,370
  Net realized gain (loss) on investments..................................................    66,058     92,622
  Net change in unrealized appreciation (depreciation) of investments......................   (92,192)   (34,895)
                                                                                            ---------  ---------

  Net increase (decrease) in net assets resulting from operations..........................   (18,132)    67,097
                                                                                            ---------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    70,462     30,853
  Transfers between Variable Investment Options including guaranteed interest account, net.  (118,236)  (299,515)
  Redemptions for contract benefits and terminations.......................................   (91,561)   (19,313)
  Contract maintenance charges.............................................................   (20,090)   (21,210)
                                                                                            ---------  ---------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (159,425)  (309,185)
                                                                                            ---------  ---------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        --         --
                                                                                            ---------  ---------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (177,557)  (242,088)

NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   703,003    945,091
                                                                                            ---------  ---------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 525,446  $ 703,003
                                                                                            =========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         9          7
  Redeemed.................................................................................       (11)        (7)
                                                                                            ---------  ---------
  Net Increase (Decrease)..................................................................        (2)        --
                                                                                            =========  =========
UNIT ACTIVITY SERIES II
  Issued...................................................................................        --         --
  Redeemed.................................................................................        --         --
                                                                                            ---------  ---------
  Net Increase (Decrease)..................................................................        --         --
                                                                                            =========  =========


                                                                                              IVY FUNDS VIP ENERGY
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (42,535) $   (50,896)
  Net realized gain (loss) on investments..................................................    (546,896)   1,404,086
  Net change in unrealized appreciation (depreciation) of investments......................  (3,144,450)  (3,699,872)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (3,733,881)  (2,346,682)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,272,805    1,958,125
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,922,152    5,191,083
  Redemptions for contract benefits and terminations.......................................    (408,351)    (812,984)
  Contract maintenance charges.............................................................    (711,827)    (671,372)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,074,779    5,664,852
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       1,350         (100)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (657,752)   3,318,070

NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  14,919,242   11,601,172
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $14,261,490  $14,919,242
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         117           99
  Redeemed.................................................................................         (73)         (50)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          44           49
                                                                                            ===========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               IVY FUNDS VIP HIGH
                                                                                                     INCOME
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,165,551  $   502,507
  Net realized gain (loss) on investments..................................................    (162,745)     158,702
  Net change in unrealized appreciation (depreciation) of investments......................  (2,489,988)    (767,518)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,487,182)    (106,309)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,684,728    2,928,324
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,117,231   10,078,604
  Redemptions for contract benefits and terminations.......................................    (773,114)    (427,194)
  Contract maintenance charges.............................................................  (1,086,019)    (684,191)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,942,826   11,895,543
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          21          100
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,455,665   11,789,334
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  17,934,447    6,145,113
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $20,390,112  $17,934,447
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         222          198
  Redeemed.................................................................................         (83)         (38)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         139          160
                                                                                            ===========  ===========

                                                                                              IVY FUNDS VIP MID CAP
                                                                                                     GROWTH
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (87,298) $   (78,905)
  Net realized gain (loss) on investments..................................................   3,157,733    2,524,870
  Net change in unrealized appreciation (depreciation) of investments......................  (4,925,907)    (544,086)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,855,472)   1,901,879
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,975,658    2,938,088
  Transfers between Variable Investment Options including guaranteed interest account, net.     527,200    2,151,516
  Redemptions for contract benefits and terminations.......................................  (1,150,583)  (1,755,671)
  Contract maintenance charges.............................................................    (924,098)    (892,761)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,428,177    2,441,172
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       1,100           50
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (426,195)   4,343,101
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,519,828   24,176,727
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $28,093,633  $28,519,828
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          65          102
  Redeemed.................................................................................         (52)         (63)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          13           39
                                                                                            ===========  ===========

                                                                                            IVY FUNDS VIP SCIENCE AND
                                                                                                   TECHNOLOGY
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (73,140) $   (66,084)
  Net realized gain (loss) on investments..................................................   1,111,758    2,743,390
  Net change in unrealized appreciation (depreciation) of investments......................  (2,099,490)  (2,128,934)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,060,872)     548,372
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,170,986    2,350,015
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,552,080    4,815,879
  Redemptions for contract benefits and terminations.......................................    (585,991)    (995,007)
  Contract maintenance charges.............................................................    (829,343)    (599,111)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   5,307,732    5,571,776
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   4,246,860    6,120,148
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  22,263,940   16,143,792
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,510,800  $22,263,940
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         120          154
  Redeemed.................................................................................         (67)         (96)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          53           58
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                  IVY FUNDS VIP
                                                                                                SMALL CAP GROWTH
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (22,237) $   (17,017)
  Net realized gain (loss) on investments..................................................   1,161,881    1,187,788
  Net change in unrealized appreciation (depreciation) of investments......................  (1,250,082)  (1,130,384)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (110,438)      40,387
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     843,457      623,308
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,826,825     (954,751)
  Redemptions for contract benefits and terminations.......................................    (238,526)    (210,159)
  Contract maintenance charges.............................................................    (287,813)    (229,579)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,143,943     (771,181)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,033,505     (730,794)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   5,917,196    6,647,990
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 8,950,701  $ 5,917,196
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          38           30
  Redeemed.................................................................................         (12)         (33)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          26           (3)
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                LAZARD RETIREMENT
                                                                                                EMERGING MARKETS
                                                                                                EQUITY PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   404,747  $   680,689
  Net realized gain (loss) on investments..................................................  (1,411,640)     565,606
  Net change in unrealized appreciation (depreciation) of investments......................  (8,487,944)  (3,490,208)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (9,494,837)  (2,243,913)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,363,281    5,858,004
  Transfers between Variable Investment Options including guaranteed interest account, net.    (168,244)    (667,892)
  Redemptions for contract benefits and terminations.......................................  (1,275,876)  (2,289,286)
  Contract maintenance charges.............................................................  (1,838,569)  (1,833,760)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,080,592    1,067,066
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --        5,465
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (6,414,245)  (1,171,382)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  45,487,910   46,659,292
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $39,073,665  $45,487,910
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................         252          214
  Redeemed.................................................................................        (145)        (182)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         107           32
                                                                                            ===========  ===========

                                                                                              MFS(R) INTERNATIONAL
                                                                                                 VALUE PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,016,259  $   904,046
  Net realized gain (loss) on investments..................................................   3,681,049    3,351,009
  Net change in unrealized appreciation (depreciation) of investments......................  (1,260,811)  (3,831,095)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   3,436,497      423,960
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   7,540,782    5,526,671
  Transfers between Variable Investment Options including guaranteed interest account, net.   5,123,524    3,424,322
  Redemptions for contract benefits and terminations.......................................  (2,387,655)  (2,121,179)
  Contract maintenance charges.............................................................  (1,963,590)  (1,556,027)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,313,061    5,273,787
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       1,371         (300)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  11,750,929    5,697,447
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  57,722,309   52,024,862
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $69,473,238  $57,722,309
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................         233          192
  Redeemed.................................................................................        (116)        (109)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         117           83
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                            MFS(R) INVESTORS TRUST
                                                                                                    SERIES
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    8,853  $    8,662
  Net realized gain (loss) on investments..................................................    311,678     235,540
  Net change in unrealized appreciation (depreciation) of investments......................   (329,890)    (61,538)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (9,359)    182,664
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    203,246     183,105
  Transfers between Variable Investment Options including guaranteed interest account, net.     96,571     308,423
  Redemptions for contract benefits and terminations.......................................   (109,458)    (19,309)
  Contract maintenance charges.............................................................    (71,756)    (65,864)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    118,603     406,355
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --          --
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    109,244     589,019
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,089,386   1,500,367
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,198,630  $2,089,386
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................          3           5
  Redeemed.................................................................................         (2)         (3)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1           2
                                                                                            ==========  ==========

                                                                                            MFS(R) MASSACHUSETTS
                                                                                              INVESTORS GROWTH
                                                                                            STOCK PORTFOLIO(F)(G)
                                                                                            ---------------------
                                                                                                    2015
                                                                                            ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).............................................................      $    4,227
  Net realized gain (loss) on investments..................................................         169,992
  Net change in unrealized appreciation (depreciation) of investments......................        (214,567)
                                                                                                 ----------

  Net increase (decrease) in net assets resulting from operations..........................         (40,348)
                                                                                                 ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................         260,122
  Transfers between Variable Investment Options including guaranteed interest account, net.       2,035,102
  Redemptions for contract benefits and terminations.......................................         (22,952)
  Contract maintenance charges.............................................................         (76,742)
                                                                                                 ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........       2,195,530
                                                                                                 ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................              --
                                                                                                 ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................       2,155,182
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................              --
                                                                                                 ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................      $2,155,182
                                                                                                 ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................              15
  Redeemed.................................................................................              (2)
                                                                                                 ----------
  Net Increase (Decrease)..................................................................              13
                                                                                                 ==========


                                                                                            MFS(R) UTILITIES SERIES
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   84,079  $   33,820
  Net realized gain (loss) on investments..................................................     63,030     296,542
  Net change in unrealized appreciation (depreciation) of investments......................   (455,157)   (111,004)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (308,048)    219,358
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    526,930     273,947
  Transfers between Variable Investment Options including guaranteed interest account, net.   (184,620)    128,388
  Redemptions for contract benefits and terminations.......................................   (192,830)   (173,685)
  Contract maintenance charges.............................................................    (61,889)    (40,282)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     87,591     188,368
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        500          75
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (219,957)    407,801
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,860,053   1,452,252
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,640,096  $1,860,053
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................         49          55
  Redeemed.................................................................................        (41)        (32)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          8          23
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(f)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.
(g)Units were made available on March 27, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   MULTIMANAGER
                                                                                                AGGRESSIVE EQUITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,604,859) $ (1,822,431)
  Net realized gain (loss) on investments..................................................   18,378,895    16,355,359
  Net change in unrealized appreciation (depreciation) of investments......................   (2,344,791)   25,002,884
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   14,429,245    39,535,812
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,690,865    23,751,805
  Transfers between Variable Investment Options including guaranteed interest account, net.  (10,428,641)  (10,117,494)
  Redemptions for contract benefits and terminations.......................................  (20,525,773)  (23,168,639)
  Contract maintenance charges.............................................................  (23,061,558)  (24,008,667)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (31,325,107)  (33,542,995)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (52,000)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (16,947,862)    5,992,817
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  417,633,489   411,640,672
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $400,685,627  $417,633,489
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            9            10
  Redeemed.................................................................................          (52)          (55)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (43)          (45)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................            9             6
  Redeemed.................................................................................          (18)          (25)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (9)          (19)
                                                                                            ============  ============

                                                                                                  MULTIMANAGER
                                                                                                   CORE BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,191,254  $ 1,359,410
  Net realized gain (loss) on investments..................................................    (551,689)     291,286
  Net change in unrealized appreciation (depreciation) of investments......................    (723,006)     876,293
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (83,441)   2,526,989
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,625,522    5,811,772
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,402,831)  (1,629,063)
  Redemptions for contract benefits and terminations.......................................  (2,784,242)  (3,646,366)
  Contract maintenance charges.............................................................  (4,681,994)  (4,894,555)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (5,243,545)  (4,358,212)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,326,986)  (1,831,223)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  76,338,086   78,169,309
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $71,011,100  $76,338,086
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          17           32
  Redeemed.................................................................................         (25)         (21)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (8)          11
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          21           33
  Redeemed.................................................................................         (44)         (54)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (23)         (21)
                                                                                            ===========  ===========

                                                                                                  MULTIMANAGER
                                                                                                 MID CAP GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (109,360) $  (111,491)
  Net realized gain (loss) on investments..................................................   3,398,443    4,783,492
  Net change in unrealized appreciation (depreciation) of investments......................  (3,804,113)  (3,243,091)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (515,030)   1,428,910
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,091,374    1,563,466
  Transfers between Variable Investment Options including guaranteed interest account, net.    (306,387)  (1,177,086)
  Redemptions for contract benefits and terminations.......................................  (1,356,684)  (1,500,535)
  Contract maintenance charges.............................................................  (2,390,878)  (2,251,614)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,962,575)  (3,365,769)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         600         (600)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,477,005)  (1,937,459)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  33,085,644   35,023,103
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $30,608,639  $33,085,644
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           1            2
  Redeemed.................................................................................          (3)          (5)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (2)          (3)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          10            7
  Redeemed.................................................................................         (16)         (19)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (6)         (12)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  MULTIMANAGER
                                                                                                 MID CAP VALUE*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   160,456  $    43,047
  Net realized gain (loss) on investments..................................................   2,399,375    2,884,503
  Net change in unrealized appreciation (depreciation) of investments......................  (5,330,868)    (429,790)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,771,037)   2,497,760
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,079,934    2,300,533
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,621,322)  (1,052,196)
  Redemptions for contract benefits and terminations.......................................  (1,843,466)  (2,944,051)
  Contract maintenance charges.............................................................  (2,060,559)  (2,146,767)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,445,413)  (3,842,481)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --       26,875
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (6,216,450)  (1,317,846)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  50,672,338   51,990,184
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $44,455,888  $50,672,338
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           3           19
  Redeemed.................................................................................          (6)         (25)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          (6)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           7           13
  Redeemed.................................................................................         (17)         (25)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (10)         (12)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                  MULTIMANAGER
                                                                                                   TECHNOLOGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (352,910) $  (345,783)
  Net realized gain (loss) on investments..................................................  13,094,897   12,252,829
  Net change in unrealized appreciation (depreciation) of investments......................  (7,570,893)  (1,474,724)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   5,171,094   10,432,322
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,026,899    4,936,298
  Transfers between Variable Investment Options including guaranteed interest account, net.  (4,046,732)  (1,376,236)
  Redemptions for contract benefits and terminations.......................................  (4,554,030)  (4,582,287)
  Contract maintenance charges.............................................................  (3,931,501)  (3,840,696)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (7,505,364)  (4,862,921)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,334,270)   5,569,401
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  89,921,644   84,352,243
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $87,587,374  $89,921,644
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           7           11
  Redeemed.................................................................................          (8)          (8)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)           3
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          19           22
  Redeemed.................................................................................         (49)         (44)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (30)         (22)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                NATURAL RESOURCES
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $        --  $        --
  Net realized gain (loss) on investments..................................................  (3,257,160)     575,631
  Net change in unrealized appreciation (depreciation) of investments......................   1,433,715   (2,195,579)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,823,445)  (1,619,948)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     322,975      388,504
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,143,861    2,740,582
  Redemptions for contract benefits and terminations.......................................  (4,463,576)  (3,118,339)
  Contract maintenance charges.............................................................     (79,443)     (86,624)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,076,183)     (75,877)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          83           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (4,899,545)  (1,695,825)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   7,525,500    9,221,325
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 2,625,955  $ 7,525,500
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................         292          127
  Redeemed.................................................................................        (347)        (109)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (55)          18
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                      PIMCO
                                                                                             COMMODITYREALRETURN(R)
                                                                                               STRATEGY PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   360,773  $     2,354
  Net realized gain (loss) on investments..................................................  (1,069,197)    (517,257)
  Net change in unrealized appreciation (depreciation) of investments......................  (1,912,720)  (1,541,501)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,621,144)  (2,056,404)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,475,903    1,538,474
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,008,736      192,216
  Redemptions for contract benefits and terminations.......................................    (318,138)    (182,835)
  Contract maintenance charges.............................................................    (492,016)    (513,734)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,674,485    1,034,121
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --          (65)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (946,659)  (1,022,348)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   9,022,434   10,044,782
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 8,075,775  $ 9,022,434
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued...................................................................................          42           30
  Redeemed.................................................................................         (19)         (19)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          23           11
                                                                                            ===========  ===========

                                                                                                PIMCO REAL RETURN
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   932,846  $   309,593
  Net realized gain (loss) on investments..................................................    (552,388)  (1,833,750)
  Net change in unrealized appreciation (depreciation) of investments......................  (1,140,066)   2,377,805
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (759,608)     853,648
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,321,536    3,476,355
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,761,195)  (5,379,460)
  Redemptions for contract benefits and terminations.......................................    (814,993)  (1,827,974)
  Contract maintenance charges.............................................................  (1,271,009)  (1,426,605)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,525,661)  (5,157,684)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --        1,529
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,285,269)  (4,302,507)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  25,635,978   29,938,485
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $23,350,709  $25,635,978
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued...................................................................................          70          228
  Redeemed.................................................................................         (75)        (267)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)         (39)
                                                                                            ===========  ===========

                                                                                               PIMCO TOTAL RETURN
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 3,012,658  $ 1,210,990
  Net realized gain (loss) on investments..................................................     306,202     (228,337)
  Net change in unrealized appreciation (depreciation) of investments......................  (3,274,363)   1,568,616
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      44,497    2,551,269
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,714,449    6,287,861
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,807,499)  (7,263,401)
  Redemptions for contract benefits and terminations.......................................  (1,363,790)  (2,653,150)
  Contract maintenance charges.............................................................  (2,456,350)  (2,405,613)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      86,810   (6,034,303)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       9,026        2,102
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     140,333   (3,480,932)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  63,291,212   66,772,144
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $63,431,545  $63,291,212
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued...................................................................................         173          214
  Redeemed.................................................................................        (199)        (276)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (26)         (62)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                              T. ROWE PRICE EQUITY
                                                                                              INCOME PORTFOLIO--II
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   231,469  $   218,029
  Net realized gain (loss) on investments..................................................   1,327,697    1,625,081
  Net change in unrealized appreciation (depreciation) of investments......................  (3,142,396)    (566,990)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,583,230)   1,276,120
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     729,373      838,669
  Transfers between Variable Investment Options including guaranteed interest account, net.    (796,960)    (896,202)
  Redemptions for contract benefits and terminations.......................................  (1,379,850)    (771,781)
  Contract maintenance charges.............................................................    (450,816)    (458,148)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,898,253)  (1,287,462)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (3,481,483)     (11,342)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  20,538,620   20,549,962
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,057,137  $20,538,620
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          16           23
  Redeemed.................................................................................         (28)         (32)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (12)          (9)
                                                                                            ===========  ===========

                                                                                              T. ROWE PRICE HEALTH
                                                                                             SCIENCES PORTFOLIO--II
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $        --  $        --
  Net realized gain (loss) on investments..................................................   1,385,917    1,969,265
  Net change in unrealized appreciation (depreciation) of investments......................    (741,390)    (527,699)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     644,527    1,441,566
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     875,982      445,971
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,222,365)     350,843
  Redemptions for contract benefits and terminations.......................................    (239,896)  (1,189,878)
  Contract maintenance charges.............................................................     (79,461)     (52,298)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (665,740)    (445,362)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     (21,213)     996,204
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   6,011,111    5,014,907
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 5,989,898  $ 6,011,111
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          52           50
  Redeemed.................................................................................         (34)         (33)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          18           17
                                                                                            ===========  ===========

                                                                                                TARGET 2015
                                                                                                ALLOCATION*
                                                                                            ------------------
                                                                                              2015      2014
                                                                                            --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  2,696  $    465
  Net realized gain (loss) on investments..................................................      684    10,010
  Net change in unrealized appreciation (depreciation) of investments......................   (9,414)   (8,895)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from operations..........................   (6,034)    1,580
                                                                                            --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,919    15,501
  Transfers between Variable Investment Options including guaranteed interest account, net.  179,183     4,026
  Redemptions for contract benefits and terminations.......................................   (5,190)  (94,445)
  Contract maintenance charges.............................................................   (6,457)   (6,749)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  190,455   (81,667)
                                                                                            --------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  184,421   (80,087)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   38,427   118,514
                                                                                            --------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $222,848  $ 38,427
                                                                                            ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................       11         1
  Redeemed.................................................................................       (1)       (1)
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................       10        --
                                                                                            ========  ========

UNIT ACTIVITY CLASS II
  Issued...................................................................................       --        --
  Redeemed.................................................................................       --        --
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................       --        --
                                                                                            ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                 TARGET 2025
                                                                                                 ALLOCATION*
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   15,825  $ 11,284
  Net realized gain (loss) on investments..................................................     10,239   107,050
  Net change in unrealized appreciation (depreciation) of investments......................    (51,597)  (88,901)
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from operations..........................    (25,533)   29,433
                                                                                            ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    349,420   372,539
  Transfers between Variable Investment Options including guaranteed interest account, net.    190,622   101,084
  Redemptions for contract benefits and terminations.......................................   (101,703)  (39,606)
  Contract maintenance charges.............................................................    (66,966)  (54,077)
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    371,373   379,940
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --        --
                                                                                            ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    345,840   409,373
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................    915,387   506,014
                                                                                            ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,261,227  $915,387
                                                                                            ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         25        24
  Redeemed.................................................................................        (22)       (5)
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................          3        19
                                                                                            ==========  ========

                                                                                                TARGET 2035
                                                                                                ALLOCATION*
                                                                                            -------------------
                                                                                               2015      2014
                                                                                            ---------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  10,405  $ 11,871
  Net realized gain (loss) on investments..................................................    10,585   103,790
  Net change in unrealized appreciation (depreciation) of investments......................   (41,736)  (76,542)
                                                                                            ---------  --------

  Net increase (decrease) in net assets resulting from operations..........................   (20,746)   39,119
                                                                                            ---------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   215,598   107,014
  Transfers between Variable Investment Options including guaranteed interest account, net.  (219,204)   65,168
  Redemptions for contract benefits and terminations.......................................   (20,528)   (5,953)
  Contract maintenance charges.............................................................   (25,379)  (31,144)
                                                                                            ---------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (49,513)  135,085
                                                                                            ---------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        --        --
                                                                                            ---------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (70,259)  174,204
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   934,182   759,978
                                                                                            ---------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 863,923  $934,182
                                                                                            =========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        12         7
  Redeemed.................................................................................        (6)       (1)
                                                                                            ---------  --------
  Net Increase (Decrease)..................................................................         6         6
                                                                                            =========  ========

                                                                                                TARGET 2045
                                                                                                ALLOCATION*
                                                                                            ------------------
                                                                                              2015      2014
                                                                                            --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  7,396  $  3,308
  Net realized gain (loss) on investments..................................................   10,844    37,762
  Net change in unrealized appreciation (depreciation) of investments......................  (32,217)  (29,346)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from operations..........................  (13,977)   11,724
                                                                                            --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  233,261    50,819
  Transfers between Variable Investment Options including guaranteed interest account, net.  122,955      (898)
  Redemptions for contract benefits and terminations.......................................   (9,702)       --
  Contract maintenance charges.............................................................  (20,436)  (11,606)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  326,078    38,315
                                                                                            --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (18)       --
                                                                                            --------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  312,083    50,039
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  259,256   209,217
                                                                                            --------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $571,339  $259,256
                                                                                            ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        8         4
  Redeemed.................................................................................       (1)       (2)
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................        7         2
                                                                                            ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             TARGET 2055
                                                                                            ALLOCATION*(H)
                                                                                            --------------
                                                                                                 2015
                                                                                            --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).............................................................    $   649
  Net realized gain (loss) on investments..................................................        204
  Net change in unrealized appreciation (depreciation) of investments......................       (593)
                                                                                               -------

  Net increase (decrease) in net assets resulting from operations..........................        260
                                                                                               -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      5,479
  Transfers between Variable Investment Options including guaranteed interest account, net.     40,360
  Redemptions for contract benefits and terminations.......................................         --
  Contract maintenance charges.............................................................       (512)
                                                                                               -------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     45,327
                                                                                               -------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --
                                                                                               -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     45,587
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................         --
                                                                                               -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................    $45,587
                                                                                               =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         --
  Redeemed.................................................................................         --
                                                                                               -------
  Net Increase (Decrease)..................................................................         --
                                                                                               =======

UNIT ACTIVITY CLASS 2
  Issued...................................................................................         --
  Redeemed.................................................................................         --
                                                                                               -------
  Net Increase (Decrease)..................................................................         --
                                                                                               =======

                                                                                              TEMPLETON DEVELOPING
                                                                                                MARKETS VIP FUND
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   149,222  $  110,609
  Net realized gain (loss) on investments..................................................     548,600     (93,797)
  Net change in unrealized appreciation (depreciation) of investments......................  (2,539,693)   (916,763)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,841,871)   (899,951)
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,329,546   1,305,745
  Transfers between Variable Investment Options including guaranteed interest account, net.    (400,670)     86,467
  Redemptions for contract benefits and terminations.......................................    (270,579)   (167,241)
  Contract maintenance charges.............................................................    (504,905)   (531,641)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     153,392     693,330
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --       1,200
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,688,479)   (205,421)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   9,492,697   9,698,118
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 7,804,218  $9,492,697
                                                                                            ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

UNIT ACTIVITY CLASS 2
  Issued...................................................................................          25          22
  Redeemed.................................................................................         (23)        (15)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................           2           7
                                                                                            ===========  ==========

                                                                                              TEMPLETON GLOBAL BOND
                                                                                                    VIP FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 3,401,050  $ 2,240,263
  Net realized gain (loss) on investments..................................................    (733,997)    (602,205)
  Net change in unrealized appreciation (depreciation) of investments......................  (4,661,392)  (1,058,101)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,994,339)     579,957
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,974,465    6,271,160
  Transfers between Variable Investment Options including guaranteed interest account, net.  (5,473,500)  (7,780,118)
  Redemptions for contract benefits and terminations.......................................  (1,408,496)  (3,730,317)
  Contract maintenance charges.............................................................  (2,177,477)  (2,114,297)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,085,008)  (7,353,572)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,079,347)  (6,773,615)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  47,540,630   54,314,245
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $42,461,283  $47,540,630
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS 2
  Issued...................................................................................         142          233
  Redeemed.................................................................................        (128)        (249)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          14          (16)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(h)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               TEMPLETON GROWTH
                                                                                                   VIP FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  111,499  $   48,373
  Net realized gain (loss) on investments..................................................     97,988     292,132
  Net change in unrealized appreciation (depreciation) of investments......................   (521,605)   (550,198)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (312,118)   (209,693)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    528,753     406,783
  Transfers between Variable Investment Options including guaranteed interest account, net.   (663,808)  1,309,725
  Redemptions for contract benefits and terminations.......................................   (193,181)   (244,281)
  Contract maintenance charges.............................................................   (227,703)   (216,301)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (555,939)  1,255,926
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (868,057)  1,046,233
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,381,040   4,334,807
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $4,512,983  $5,381,040
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          7          18
  Redeemed.................................................................................        (10)        (11)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (3)          7
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS S SHARES
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                             VAN ECK VIP GLOBAL HARD
                                                                                                   ASSETS FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (24,746) $   (39,339)
  Net realized gain (loss) on investments..................................................  (1,116,143)     (67,285)
  Net change in unrealized appreciation (depreciation) of investments......................  (3,080,845)  (2,568,811)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (4,221,734)  (2,675,435)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,597,508    1,710,215
  Transfers between Variable Investment Options including guaranteed interest account, net.     992,203      597,199
  Redemptions for contract benefits and terminations.......................................    (389,830)    (462,597)
  Contract maintenance charges.............................................................    (598,429)    (620,639)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,601,452    1,224,178
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,620,282)  (1,451,257)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  11,179,645   12,630,902
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 8,559,363  $11,179,645
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS S SHARES
  Issued...................................................................................          55           45
  Redeemed.................................................................................         (35)         (33)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          20           12
                                                                                            ===========  ===========

UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                               VANGUARD VARIABLE
                                                                                               INSURANCE FUND--
                                                                                            EQUITY INDEX PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   82,273  $   71,737
  Net realized gain (loss) on investments..................................................    517,405     460,300
  Net change in unrealized appreciation (depreciation) of investments......................   (563,764)    291,651
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     35,914     823,688
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    482,934     445,838
  Transfers between Variable Investment Options including guaranteed interest account, net.     69,255     179,080
  Redemptions for contract benefits and terminations.......................................   (102,881)   (137,184)
  Contract maintenance charges.............................................................   (170,748)   (186,396)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    278,560     301,338
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    314,474   1,125,026
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  7,589,133   6,464,107
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $7,903,607  $7,589,133
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS S SHARES
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued...................................................................................          5           8
  Redeemed.................................................................................         (4)         (6)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1           2
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

The -- on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2015

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series/(R)/, AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:
     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES/(R)/
 .   American Funds Insurance Series/(R)/ Global Small Capitalization Fund/SM/
 .   American Funds Insurance Series/(R)/ New World Fund(R)

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Charter/SM/ Multi-Sector Bond
 .   Charter/SM/ Small Cap Growth
 .   Charter/SM/ Small Cap Value
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation
 .   Target 2055 Allocation

     BLACKROCK VARIABLE SERIES FUNDS, INC.
 .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
 .   All Asset Aggressive-Alt 25
 .   All Asset Growth-Alt 20
 .   All Asset Moderate Growth-Alt 15
 .   AXA 400 Managed Volatility
 .   AXA 500 Managed Volatility
 .   AXA 2000 Managed Volatility
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Global Equity Managed Volatility
 .   AXA Growth Strategy
 .   AXA International Core Managed Volatility
 .   AXA International Managed Volatility
 .   AXA International Value Managed Volatility
 .   AXA Large Cap Core Managed Volatility
 .   AXA Large Cap Growth Managed Volatility
 .   AXA Large Cap Value Managed Volatility
 .   AXA Mid Cap Value Managed Volatility
 .   AXA Moderate Growth Strategy
 .   AXA/AB Small Cap Growth/(1)/
 .   AXA/Loomis Sayles Growth
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Equity 500 Index
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Intermediate Government Bond
 .   EQ/International Equity Index
 .   EQ/Invesco Comstock
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Value Index
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Money Market
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/PIMCO Ultra Short Bond

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Continued)

 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth & Income
 .   EQ/Wells Fargo Omega Growth
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Asset Manager: Growth Portfolio
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Government Money Market Portfolio/(2)/
 .   Fidelity(R) VIP Growth & Income Portfolio
 .   Fidelity(R) VIP High Income Portfolio
 .   Fidelity(R) VIP Investment Grade Bond Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio
 .   Fidelity(R) VIP Value Portfolio
 .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Mutual Shares VIP Fund
 .   Franklin Rising Dividends VIP Fund
 .   Franklin Small Cap Value VIP Fund
 .   Franklin Strategic Income VIP Fund
 .   Templeton Developing Markets VIP Fund
 .   Templeton Global Bond VIP Fund
 .   Templeton Growth VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Dividend Opportunities
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Science and Technology
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Trust Series
 .   MFS(R) Massachusetts Investors Growth Stock Portfolio
 .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO CommodityRealReturn(R) Strategy Portfolio
 .   PIMCO Real Return Portfolio
 .   PIMCO Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
 .   T. Rowe Price Equity Income Portfolio - II
 .   T. Rowe Price Health Sciences Portfolio - II

     THE PRUDENTIAL SERIES FUND
 .   Natural Resources Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

     VANGUARD VARIABLE INSURANCE FUND
 .   Vanguard Variable Insurance Fund - Equity Index Portfolio

  (1)Formerly known as EQ/AllianceBernstein Small Cap Growth.
  (2)Formerly known as Fidelity(R) VIP Money Market Portfolio.

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life
 .   Incentive Life
 .   Incentive Life 2000
 .   Incentive Life Sales (1999 and after)
 .   Incentive Life '02
 .   Incentive Life '06
 .   Incentive Life(R) Optimizer
 .   Incentive Life Optimizer. II
 .   Incentive Life Plus/SM/
 .   Incentive Life Plus Original Series
 .   Paramount Life
 .   IL Legacy
 .   IL Legacy II
 .   IL Legacy III
 .   IL ProtectorSM
 .   Incentive Life COLI
 .   Incentive Life COLI '04
 .   Champion 2000
 .   Survivorship 2000
 .   Survivorship Incentive Life 1999
 .   Survivorship Incentive Life '02
 .   Survivorship Incentive Life(R) Legacy
 .   SP-Flex
 .   Corporate Owned Incentive Life(R)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Concluded)

   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risk charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   ACCUMULATION NONUNITIZED:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account, and/or index fund options of Separate Account No. 67.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

2. Significant Accounting Policies (Concluded)


   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2015 were as follows:

                                                       PURCHASES     SALES
                                                      ----------- -----------
ALL ASSET AGGRESSIVE-ALT 25.......................... $ 2,954,043 $ 1,386,592
ALL ASSET GROWTH-ALT 20..............................   3,819,263   2,594,130
ALL ASSET MODERATE GROWTH-ALT 15.....................   4,571,769     901,820
AMERICAN CENTURY VP MID CAP VALUE FUND...............  14,752,347   8,911,509
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/.............................   3,069,231     953,614
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R).   3,450,800     799,315
AXA 400 MANAGED VOLATILITY...........................   1,119,381     705,884
AXA 500 MANAGED VOLATILITY...........................   1,879,209   1,614,077
AXA 2000 MANAGED VOLATILITY..........................     693,782     719,023
AXA AGGRESSIVE ALLOCATION............................  21,258,146  16,929,393
AXA BALANCED STRATEGY................................   5,673,354     661,023
AXA CONSERVATIVE ALLOCATION..........................   5,376,719   7,586,054
AXA CONSERVATIVE GROWTH STRATEGY.....................     895,923     629,363
AXA CONSERVATIVE STRATEGY............................     663,539     135,230

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

4. Purchases and Sales of Portfolios (Continued)

                                                       PURCHASES      SALES
                                                      ------------ ------------
AXA CONSERVATIVE-PLUS ALLOCATION..................... $  4,414,416 $  5,751,196
AXA GLOBAL EQUITY MANAGED VOLATILITY.................    7,946,151   19,217,092
AXA GROWTH STRATEGY..................................   10,868,083    1,280,537
AXA INTERNATIONAL CORE MANAGED VOLATILITY............    5,986,684   12,337,116
AXA INTERNATIONAL MANAGED VOLATILITY.................      833,672      427,784
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........    7,710,429   13,628,698
AXA LARGE CAP CORE MANAGED VOLATILITY................    2,020,800    4,236,353
AXA LARGE CAP GROWTH MANAGED VOLATILITY..............   18,516,863   31,402,904
AXA LARGE CAP VALUE MANAGED VOLATILITY...............   13,098,198   38,205,682
AXA MID CAP VALUE MANAGED VOLATILITY.................    5,657,288   23,743,788
AXA MODERATE ALLOCATION..............................   57,758,971   99,524,564
AXA MODERATE GROWTH STRATEGY.........................   16,205,876    3,700,380
AXA MODERATE-PLUS ALLOCATION.........................   44,022,291   43,068,544
AXA/AB SMALL CAP GROWTH..............................   27,254,397   24,810,027
AXA/LOOMIS SAYLES GROWTH.............................    4,327,043    4,971,417
BLACKROCK GLOBAL ALLOCATION V.I. FUND................    6,864,350    6,712,043
CHARTER/SM/ MULTI-SECTOR BOND........................    4,626,680   11,062,696
CHARTER/SM/ SMALL CAP GROWTH.........................    1,210,957    1,468,319
CHARTER/SM/ SMALL CAP VALUE..........................    1,496,462    3,188,271
EQ/BLACKROCK BASIC VALUE EQUITY......................   15,303,282   25,275,518
EQ/BOSTON ADVISORS EQUITY INCOME.....................    3,988,538    3,247,284
EQ/CALVERT SOCIALLY RESPONSIBLE......................      758,619      276,606
EQ/CAPITAL GUARDIAN RESEARCH.........................   13,072,385   14,046,284
EQ/COMMON STOCK INDEX................................   52,171,733  152,120,341
EQ/CORE BOND INDEX...................................    7,229,359    7,227,963
EQ/EQUITY 500 INDEX..................................  122,854,806  136,834,693
EQ/GAMCO MERGERS AND ACQUISITIONS....................    3,209,076    2,520,339
EQ/GAMCO SMALL COMPANY VALUE.........................   22,334,014   17,653,557
EQ/GLOBAL BOND PLUS..................................    2,502,399    5,051,471
EQ/INTERMEDIATE GOVERNMENT BOND......................   13,918,500   14,676,529
EQ/INTERNATIONAL EQUITY INDEX........................   18,589,608   28,308,157
EQ/INVESCO COMSTOCK..................................    4,981,566    4,122,079
EQ/JPMORGAN VALUE OPPORTUNITIES......................    7,349,438    6,981,084
EQ/LARGE CAP GROWTH INDEX............................   21,494,388   15,136,599
EQ/LARGE CAP VALUE INDEX.............................    6,139,575    3,949,532
EQ/MFS INTERNATIONAL GROWTH..........................    6,359,860    5,397,631
EQ/MID CAP INDEX.....................................   10,404,876   11,824,577
EQ/MONEY MARKET......................................  181,124,182  192,519,482
EQ/MORGAN STANLEY MID CAP GROWTH.....................    4,427,880    8,262,439
EQ/PIMCO ULTRA SHORT BOND............................    4,358,662    6,840,972
EQ/QUALITY BOND PLUS.................................    6,526,484   10,502,030
EQ/SMALL COMPANY INDEX...............................   15,742,280    8,077,777
EQ/T. ROWE PRICE GROWTH STOCK........................   24,095,889    9,014,716
EQ/UBS GROWTH & INCOME...............................    6,434,190    3,442,797
EQ/WELLS FARGO OMEGA GROWTH..........................   14,074,503   19,643,531
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO......      243,104      442,008
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..............   19,208,288   12,181,198
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO..............      448,451      226,814
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO....      509,080      511,095
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO............    2,378,184    1,923,745
FIDELITY(R) VIP HIGH INCOME PORTFOLIO................    2,152,063    3,434,060
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO......    4,863,647    5,809,595
FIDELITY(R) VIP MID CAP PORTFOLIO....................   13,136,475   20,490,313
FIDELITY(R) VIP VALUE PORTFOLIO......................    1,020,973    1,055,417
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO...........      147,861      122,734
FRANKLIN MUTUAL SHARES VIP FUND......................    2,822,549    2,302,093

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

4. Purchases and Sales of Portfolios (Concluded)

                                                       PURCHASES     SALES
                                                      ----------- -----------
FRANKLIN RISING DIVIDENDS VIP FUND................... $12,610,807 $ 8,396,680
FRANKLIN SMALL CAP VALUE VIP FUND....................   2,410,707   1,558,809
FRANKLIN STRATEGIC INCOME VIP FUND...................   8,897,003   4,857,630
GOLDMAN SACHS VIT MID CAP VALUE FUND.................   4,940,026   3,281,906
INVESCO V.I. DIVERSIFIED DIVIDEND FUND...............   2,565,141   1,162,045
INVESCO V.I. GLOBAL REAL ESTATE FUND.................  10,336,128   6,310,490
INVESCO V.I. INTERNATIONAL GROWTH FUND...............  10,369,942   7,306,711
INVESCO V.I. MID CAP CORE EQUITY FUND................   1,221,811   1,316,729
INVESCO V.I. SMALL CAP EQUITY FUND...................   2,129,154     651,384
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.................     297,375     380,302
IVY FUNDS VIP ENERGY.................................   8,488,252   5,378,314
IVY FUNDS VIP HIGH INCOME............................   9,986,335   4,672,563
IVY FUNDS VIP MID CAP GROWTH.........................   8,554,564   4,827,975
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.................  14,752,881   8,123,883
IVY FUNDS VIP SMALL CAP GROWTH.......................   5,920,636   1,742,221
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO..  14,313,011  10,709,857
MFS(R) INTERNATIONAL VALUE PORTFOLIO.................  21,651,402  11,643,269
MFS(R) INVESTORS TRUST SERIES........................     794,050     428,956
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO     488,885     385,885
MFS(R) UTILITIES SERIES..............................   1,433,670   1,113,932
MULTIMANAGER AGGRESSIVE EQUITY.......................   6,781,261  39,709,622
MULTIMANAGER CORE BOND...............................   6,266,697  10,318,988
MULTIMANAGER MID CAP GROWTH..........................   5,407,031   4,651,903
MULTIMANAGER MID CAP VALUE...........................   2,278,417   5,563,374
MULTIMANAGER TECHNOLOGY..............................  12,503,617  14,024,429
NATURAL RESOURCES PORTFOLIO..........................  16,777,314  19,853,498
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......   3,482,660   1,447,402
PIMCO REAL RETURN PORTFOLIO..........................   5,736,150   6,328,965
PIMCO TOTAL RETURN PORTFOLIO.........................  17,288,748  13,491,905
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II...........   2,989,268   4,246,796
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II.........   4,210,131   4,394,555
TARGET 2015 ALLOCATION...............................     216,839      21,025
TARGET 2025 ALLOCATION...............................   1,065,923     664,472
TARGET 2035 ALLOCATION...............................     678,708     706,669
TARGET 2045 ALLOCATION...............................     376,996      37,133
TARGET 2055 ALLOCATION...............................      49,756       3,734
TEMPLETON DEVELOPING MARKETS VIP FUND................   3,509,981   2,093,906
TEMPLETON GLOBAL BOND VIP FUND.......................  11,517,883  10,974,627
TEMPLETON GROWTH VIP FUND............................   1,047,248   1,491,688
VAN ECK VIP GLOBAL HARD ASSETS FUND..................   4,328,142   2,751,436
VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX
 PORTFOLIO...........................................   1,517,031     920,129

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

5. Expenses and Related Party Transactions (Concluded)


   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment managers of the Portfolios of EQAT and VIP. FMG LLC receives management fees for services performed in their capacity as investment manager of the Portfolios. FMG LLC either oversees the activities of the investment advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.14% to a high of 1.31% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trust, impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio. For accounting purposes, the reorganization which occurred in 2015 was treated as a merger.

---------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
---------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R) INVESTORS GROWTH STOCK SERIES MFS(R) MASSACHUSETTS
                                                               INVESTORS GROWTH STOCK
                                                               PORTFOLIO
---------------------------------------------------------------------------------------
Shares -- Class Service      155,075                              125,479
Value -- Class Service    $    14.33                           $    17.71
Net Assets Before Merger  $2,222,226                           $       --
Net Assets After Merger   $       --                           $2,222,226
Unrealized Gain           $  113,152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Continued)

   In 2014, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In June 2014, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). The shares in the Removed Investment Options were replaced with either Class A or Class B shares in the Surviving Investment Options within the same product and with similar contract charge applicable to each policy holder. For accounting purposes, reorganizations which occurred in 2014 were treated as mergers.

------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                 SURVIVING PORTFOLIO
------------------------------------------------------------------------------------
 JUNE 13, 2014            EQ/LORD ABBETT LARGE CAP CORE     EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------
Shares -- Class A             556,929                            866,553
Value -- Class A          $     12.94                       $      14.81
Net Assets Before Merger  $ 7,206,870                       $  5,623,568
Net Assets After Merger   $        --                       $ 12,830,438
Shares -- Class B             385,979                            758,931
Value -- Class B          $     12.96                       $      14.82
Net Assets Before Merger  $ 5,002,802                       $  6,243,377
Net Assets After Merger   $        --                       $ 11,246,179
Unrealized Gain           $   649,797
------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER INTERNATIONAL EQUITY AXA INTERNATIONAL CORE
                                                            MANAGED VOLATILITY
------------------------------------------------------------------------------------
Shares -- Class A           1,085,173                          1,773,311
Value -- Class A          $     12.21                       $      10.79
Net Assets Before Merger  $13,247,830                       $  5,892,425
Net Assets After Merger   $        --                       $ 19,140,255
Shares -- Class B           3,147,582                          5,935,617
Value -- Class B          $     12.18                       $      10.81
Net Assets Before Merger  $38,351,880                       $ 25,790,722
Net Assets After Merger   $        --                       $ 64,142,602
Unrealized Gain           $ 6,003,801
------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER LARGE CAP VALUE      AXA LARGE CAP VALUE
                                                            MANAGED VOLATILITY
------------------------------------------------------------------------------------
Shares -- Class A             747,932                         18,896,574
Value -- Class A          $     14.17                       $      15.21
Net Assets Before Merger  $10,600,439                       $266,871,585
Net Assets After Merger   $        --                       $287,326,042
Shares -- Class B           1,571,037                          8,907,200
Value -- Class B          $     14.18                       $      15.17
Net Assets Before Merger  $22,270,560                       $122,705,222
Net Assets After Merger   $        --                       $135,121,764
Unrealized Gain           $11,482,067

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Concluded)

-----------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------
 JUNE 20, 2014            EQ/EQUITY GROWTH PLUS              AXA LARGE CAP GROWTH
                                                             MANAGED VOLATILITY
-----------------------------------------------------------------------------------------
Shares -- Class A           1,582,613                           1,682,345
Value -- Class A          $     21.82                        $      26.12
Net Assets Before Merger  $34,527,391                        $  9,419,937
Net Assets After Merger   $        --                        $ 43,947,328
Shares -- Class B           3,527,742                           8,380,199
Value -- Class B          $     21.71                        $      25.54
Net Assets Before Merger  $76,594,810                        $137,471,641
Net Assets After Merger   $        --                        $214,066,451
Unrealized Gain           $35,878,312
-----------------------------------------------------------------------------------------
 JUNE 20, 2014            MULTIMANAGER LARGE CAP CORE EQUITY AXA LARGE CAP CORE MANAGED
                                                             VOLATILITY
-----------------------------------------------------------------------------------------
Shares -- Class A             277,940                             582,109
Value -- Class A          $     15.08                        $       9.21
Net Assets Before Merger  $ 4,192,326                        $  1,170,958
Net Assets After Merger   $        --                        $  5,363,284
Shares -- Class B             373,589                           2,504,309
Value -- Class B          $     15.08                        $       9.21
Net Assets Before Merger  $ 5,634,671                        $ 17,442,938
Net Assets After Merger   $        --                        $ 23,077,609
Unrealized Gain           $ 3,135,480

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges

   Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges are reflected as "Asset-based Charges" in the Statement of Operations. The products have charges currently as shown below:

                                                               MORTALITY AND
                                                               EXPENSE RISKS      MORTALITY   ADMINISTRATIVE   TOTAL
                                                               -------------      ---------   --------------   -----

Accumulator Life..............................................     varies (b)(d)   varies(b)     varies (b)(f) varies

Incentive Life, Champion 2000.................................        0.60%(a)         --             --       0.60%

Incentive Life 2000, Incentive Life 1999, Incentive Life Plus.      0.60%(l)(o)        --             --       0.60%

Incentive Life '02............................................     varies (b)(g)       --             --       0.80%

Incentive Life '06............................................      0.85%(b)(e)        --             --       0.85%

Survivorship Incentive Life '02...............................      0.90%(b)(m)        --             --       0.90%

Paramount Life................................................        0.60%(a)         --             --       0.60%

Incentive Life Plus Original Series...........................      0.60%(b)(l)        --             --       0.60%

Incentive Life COLI...........................................        0.60%(b)         --             --       0.60%

Incentive Life COLI '04.......................................      0.75%(b)(c)        --             --       0.75%

Survivorship Incentive Life 1999..............................        0.60%(a)         --             --       0.60%

Survivorship 2000.............................................        0.90%(a)         --             --       0.90%

IL Legacy.....................................................      1.75%(b)(h)        --             --       1.75%

IL Legacy II..................................................     0.85%(b)(i)(l)      --             --       0.85%

IL Legacy III.................................................     0.85%(b)(i)(l)      --             --       0.85%

IL Protector..................................................        0.80%(a)         --             --       0.80%

SP-Flex.......................................................        0.85%(a)      0.60%(a)       0.35%(a)    1.80%

Incentive Life(R) Optimizer...................................     0.85%(b)(e)(l)      --             --       0.85%

Incentive Life Optimizer II...................................     0.85%(b)(e)(l)      --             --       0.85%

Survivorship Incentive Life(R) Legacy.........................      0.55%(b)(j)        --             --       0.55%

Corporate Owned Incentive Life(R).............................     0.35%(b)(k)(l)      --             --       0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum)
 Policyyears 6-20 0.55% (0.75% maximum)
 Policyyears 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policyyears 1-10 0.71% to 1.46% maximum
 Policyyears 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum)
 Policyyears 9-10 0.00% (1.00% maximum)
 Policyyears 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73%
 Policyyears 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)
  (h)Policy years 1-10 1.75% (maximum and current)
 Policyyears 11-20 0.25% (0.50% maximum)
 PolicyYears 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current)
 Policyyears 16+ 0.00% (0.85% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.15% deductedwhile the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current)
 Policyyears 16+ 0.05% (0.55% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.70% deducteduntil age 100 of the younger insured.
  (k)Policy years 1-10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments.
 Policyyears 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current)
 Policyyear 16+ 0.60% or 0.30% depending (0.90% maximum)
  (o)Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Continued)


   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
   (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer, and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Incentive Life Legacy II and IncentiveLife Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III and Corporate Owned Incentive Life(R) policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                     AMOUNT DEDUCTED                 HOW DEDUCTED
                -------                         -----------                    ---------------                  ------------
Riders                                  Monthly                     Amount varies depending on the         Unit liquidation from
                                                                    specifics of your policy. Depending    account value
                                                                    on the rider, may be additional
                                                                    charges deducted from premiums and
                                                                    upon exercise of a policy
                                                                    continuation benefit.

Death Benefit Guarantee (Guaranteed     Monthly                     LOW - $0.01 for each $1,000 of face    Unit liquidation from
Minimum Death Benefit Charge)                                       amount of the policy.                  account value

                                                                    HIGH - $0.02 for each $1,000 of face
                                                                    amount of the policy.

Charge for State and Local Tax Expense  At time of premium payment  Varies by state of residence of        Deducted from premium
                                                                    insured person.

Charge for Federal Tax Expenses         At time of premium payment  1.25%                                  Deducted from premium

Premium Charge                          At time of premium payment  Depending on the policy, varies from   Deducted from premium
                                                                    a flat fee of $2 to $250 to a range
                                                                    of 2.25% to 30% of premiums

Monthly administrative charges          Monthly                     LOW - $8 per month                     Unit liquidation from
                                                                                                           account value
                                                                    HIGH - Depending on face amount,
                                                                    policyholder age at issue and policy
                                                                    year, up to $55 per month.

                                                                    Depending on the policy, may also be
                                                                    a charge per $1,000 of face amount
                                                                    ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                     Amount varies depending upon           Unit liquidation from
charge                                                              specifics of policy.                   account value
                                                                    COI based upon amount at risk. Rating
                                                                    Charge
                                                                    based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction      The amount of surrender charges if     Unit liquidation from
face amount of policy during the first                              applicable is set forth in your        account value
10 or 15 years depending on Contract                                policy.

Partial Withdrawal                      At time of transaction.     $25 ( or if less, 2% of the            Unit liquidation from
                                                                    withdrawal), if applicable             account value

Increase in policy's face amount        At time of transaction.     $1.50 for each $1,000 of the increase  Unit liquidation from
                                                                    (but not more than $250 in total), if  account value
                                                                    applicable

Administrative Surrender Charge         At time of transaction.     $2 to $6 per 1,000 depending on issue  Unit liquidation from
                                                                    age which after the third year         account value
                                                                    declines if applicable

                                                                    Depending on the policy, may also be
                                                                    a charge per policy ranging from $450
                                                                    to $540 which after the third year
                                                                    declines

Transfers among investment options      At time of transaction.     LOW - $25 after 12 transfers if        Unit liquidation from
per policy year                                                     applicable                             account value
                                                                    HIGH - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015


8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
ALL ASSET AGGRESSIVE-ALT 25
2015  Lowest contract charge 0.00% Class B       $106.12           --                   --             --       (4.39)%
      Highest contract charge 0.90% Class B      $103.61           --                   --             --       (5.25)%
      All contract charges                            --           46              $ 4,686           0.87%         --
2014  Lowest contract charge 0.00% Class B       $110.99           --                   --             --        2.31%
      Highest contract charge 0.90% Class B      $109.35           --                   --             --        1.39%
      All contract charges                            --           31              $ 3,443           1.94%         --
2013  Lowest contract charge 0.00% Class B(b)    $108.48           --                   --             --        7.05%
      Highest contract charge 0.90% Class B(b)   $107.85           --                   --             --        6.44%
      All contract charges                            --           10              $ 1,140           2.57%         --
ALL ASSET GROWTH-ALT 20
2015  Lowest contract charge 0.00% Class B       $131.08           --                   --             --       (3.96)%
      Highest contract charge 0.90% Class B      $124.51           --                   --             --       (4.82)%
      All contract charges                            --          136              $17,513           0.84%         --
2014  Lowest contract charge 0.00% Class B       $136.49           --                   --             --        2.39%
      Highest contract charge 0.90% Class B      $130.82           --                   --             --        1.47%
      All contract charges                            --          131              $17,621           1.53%         --
2013  Lowest contract charge 0.00% Class B       $133.30           --                   --             --       14.13%
      Highest contract charge 0.90% Class B      $128.92           --                   --             --       13.10%
      All contract charges                            --          112              $14,861           1.46%         --
2012  Lowest contract charge 0.00% Class B       $116.80           --                   --             --       11.98%
      Highest contract charge 0.90% Class B      $113.99           --                   --             --       10.97%
      All contract charges                            --           94              $10,924           1.87%         --
2011  Lowest contract charge 0.00% Class B       $104.30           --                   --             --       (3.49)%
      Highest contract charge 0.90% Class B      $102.72           --                   --             --       (4.36)%
      All contract charges                            --           54              $ 5,611           2.12%         --
ALL ASSET MODERATE GROWTH-ALT 15
2015  Lowest contract charge 0.00% Class B       $103.48           --                   --             --       (3.72)%
      Highest contract charge 0.90% Class B      $101.03           --                   --             --       (4.60)%
      All contract charges                            --          134              $ 5,897           1.31%         --
2014  Lowest contract charge 0.00% Class B       $107.48           --                   --             --        2.42%
      Highest contract charge 0.90% Class B      $105.90           --                   --             --        1.50%
      All contract charges                            --           28              $ 2,538           2.43%         --
2013  Lowest contract charge 0.00% Class B(b)    $104.94           --                   --             --        4.19%
      Highest contract charge 0.90% Class B(b)   $104.33           --                   --             --        3.62%
      All contract charges                            --            9              $   925           2.85%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2015  Lowest contract charge 0.00% Class II      $182.78           --                   --             --       (1.58)%
      Highest contract charge 0.90% Class II     $173.61           --                   --             --       (2.47)%
      All contract charges                            --          269              $33,842           1.51%         --
2014  Lowest contract charge 0.00% Class II      $185.71           --                   --             --       16.24%
      Highest contract charge 0.90% Class II     $178.00           --                   --             --       15.19%
      All contract charges                            --          222              $30,533           1.04%         --
2013  Lowest contract charge 0.00% Class II      $159.77           --                   --             --       29.89%
      Highest contract charge 0.90% Class II     $154.53           --                   --             --       28.73%
      All contract charges                            --          163              $22,584           1.08%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
AMERICAN CENTURY VP MID CAP VALUE FUND (CONTINUED)
2012     Lowest contract charge 0.00% Class II        $123.00           --                   --             --       16.24%
         Highest contract charge 0.90% Class II       $120.04           --                   --             --       15.18%
         All contract charges                              --          119              $13,517           1.79%         --
2011     Lowest contract charge 0.00% Class II        $105.82           --                   --             --       (0.84)%
         Highest contract charge 0.90% Class II       $104.22           --                   --             --       (1.73)%
         All contract charges                              --          150              $15,606           1.26%         --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
2015     Lowest contract charge 0.00% Class 4         $114.69           --                   --             --       (0.02)%
         Highest contract charge 0.90% Class 4        $111.98           --                   --             --       (0.92)%
         All contract charges                              --           43              $ 3,590           0.00%         --
2014     Lowest contract charge 0.00% Class 4         $114.71           --                   --             --        1.88%
         Highest contract charge 0.90% Class 4        $113.02           --                   --             --        0.96%
         All contract charges                              --           25              $ 1,829           0.08%         --
2013     Lowest contract charge 0.00% Class 4(b)      $112.59           --                   --             --       10.13%
         Highest contract charge 0.90% Class 4(b)     $111.94           --                   --             --        9.53%
         All contract charges                              --            8              $   869           0.17%         --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
2015     Lowest contract charge 0.00% Class 4         $ 94.90           --                   --             --       (3.38)%
         Highest contract charge 0.90% Class 4        $ 92.66           --                   --             --       (4.24)%
         All contract charges                              --          139              $ 6,032           0.57%         --
2014     Lowest contract charge 0.00% Class 4         $ 98.22           --                   --             --       (8.13)%
         Highest contract charge 0.90% Class 4        $ 96.76           --                   --             --       (8.97)%
         All contract charges                              --           88              $ 3,904           1.51%         --
2013     Lowest contract charge 0.00% Class 4(b)      $106.91           --                   --             --        5.36%
         Highest contract charge 0.90% Class 4(b)     $106.29           --                   --             --        4.78%
         All contract charges                              --           16              $   938           3.40%         --
AXA 400 MANAGED VOLATILITY
2015     Lowest contract charge 0.00% Class B         $158.65           --                   --             --       (3.11)%
         Highest contract charge 0.90% Class B        $150.69           --                   --             --       (3.98)%
         All contract charges                              --           20              $ 3,160           0.54%         --
2014     Lowest contract charge 0.00% Class B         $163.75           --                   --             --        8.80%
         Highest contract charge 0.90% Class B        $156.94           --                   --             --        7.82%
         All contract charges                              --           19              $ 3,065           0.39%         --
2013     Lowest contract charge 0.00% Class B         $150.51           --                   --             --       31.69%
         Highest contract charge 0.90% Class B        $145.56           --                   --             --       30.49%
         All contract charges                              --           20              $ 2,992           0.17%         --
2012     Lowest contract charge 0.00% Class B         $114.29           --                   --             --       16.46%
         Highest contract charge 0.90% Class B        $111.55           --                   --             --       15.42%
         All contract charges                              --           16              $ 1,749           0.14%         --
2011     Lowest contract charge 0.00% Class B         $ 98.14           --                   --             --       (8.22)%
         Highest contract charge 0.90% Class B        $ 96.65           --                   --             --       (9.04)%
         All contract charges                              --           25              $ 2,417           0.05%         --
AXA 500 MANAGED VOLATILITY
2015     Lowest contract charge 0.00% Class B         $170.05           --                   --             --        0.37%
         Highest contract charge 0.90% Class B        $161.52           --                   --             --       (0.54)%
         All contract charges                              --           34              $ 5,680           0.91%         --
2014     Lowest contract charge 0.00% Class B         $169.43           --                   --             --       12.59%
         Highest contract charge 0.90% Class B        $162.40           --                   --             --       11.58%
         All contract charges                              --           33              $ 5,576           0.80%         --
2013     Lowest contract charge 0.00% Class B         $150.49           --                   --             --       30.93%
         Highest contract charge 0.90% Class B        $145.55           --                   --             --       29.76%
         All contract charges                              --           19              $ 2,783           0.47%         --
2012     Lowest contract charge 0.00% Class B         $114.94           --                   --             --       14.83%
         Highest contract charge 0.90% Class B        $112.17           --                   --             --       13.79%
         All contract charges                              --           16              $ 1,833           0.66%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA 500 MANAGED VOLATILITY (CONTINUED)
2011  Lowest contract charge 0.00% Class B    $100.10           --                   --             --        (3.75)%
      Highest contract charge 0.90% Class B   $ 98.58           --                   --             --        (4.62)%
      All contract charges                         --           12              $ 1,249           0.57%
AXA 2000 MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $148.16           --                   --             --        (5.10)%
      Highest contract charge 0.90% Class B   $140.73           --                   --             --        (5.95)%
      All contract charges                         --           15              $ 2,284           0.39%          --
2014  Lowest contract charge 0.00% Class B    $156.13           --                   --             --         4.06%
      Highest contract charge 0.90% Class B   $149.64           --                   --             --         3.11%
      All contract charges                         --           17              $ 2,546           0.16%          --
2013  Lowest contract charge 0.00% Class B    $150.04           --                   --             --        37.39%
      Highest contract charge 0.90% Class B   $145.12           --                   --             --        36.16%
      All contract charges                         --           14              $ 2,132           0.12%          --
2012  Lowest contract charge 0.00% Class B    $109.21           --                   --             --        15.44%
      Highest contract charge 0.90% Class B   $106.58           --                   --             --        14.41%
      All contract charges                         --           12              $ 1,303           0.33%          --
2011  Lowest contract charge 0.00% Class B    $ 94.60           --                   --             --       (10.55)%
      Highest contract charge 0.90% Class B   $ 93.16           --                   --             --       (11.36)%
      All contract charges                         --           10              $   904           0.47%          --
AXA AGGRESSIVE ALLOCATION
2015  Lowest contract charge 0.00% Class A    $203.22           --                   --             --        (1.75)%
      Highest contract charge 0.90% Class A   $181.92           --                   --             --        (2.64)%
      All contract charges                         --          344              $57,423           0.95%          --
2014  Lowest contract charge 0.00% Class A    $206.85           --                   --             --         4.72%
      Highest contract charge 0.90% Class A   $186.85           --                   --             --         3.78%
      All contract charges                         --          344              $63,147           1.55%          --
2013  Lowest contract charge 0.00% Class A    $197.53           --                   --             --        26.44%
      Highest contract charge 0.90% Class A   $180.05           --                   --             --        25.30%
      All contract charges                         --          356              $64,839           2.51%          --
2012  Lowest contract charge 0.00% Class A    $156.23           --                   --             --        14.17%
      Highest contract charge 0.90% Class A   $143.70           --                   --             --        13.15%
      All contract charges                         --          405              $58,114           0.84%          --
2011  Lowest contract charge 0.00% Class A    $136.84           --                   --             --        (7.27)%
      Highest contract charge 0.90% Class A   $127.00           --                   --             --        (8.11)%
      All contract charges                         --          464              $59,678           1.38%          --
AXA AGGRESSIVE ALLOCATION
2015  Lowest contract charge 0.00% Class B    $199.09           --                   --             --        (1.75)%
      Highest contract charge 0.60% Class B   $184.94           --                   --             --        (2.34)%
      All contract charges                         --          392              $77,349           0.95%          --
2014  Lowest contract charge 0.00% Class B    $202.64           --                   --             --         4.72%
      Highest contract charge 0.60% Class B   $189.38           --                   --             --         4.09%
      All contract charges                         --          396              $79,584           1.55%          --
2013  Lowest contract charge 0.00% Class B    $193.51           --                   --             --        26.43%
      Highest contract charge 0.60% Class B   $181.94           --                   --             --        25.68%
      All contract charges                         --          413              $79,125           2.51%          --
2012  Lowest contract charge 0.00% Class B    $153.06           --                   --             --        14.17%
      Highest contract charge 0.60% Class B   $144.77           --                   --             --        13.48%
      All contract charges                         --          413              $62,581           0.84%          --
2011  Lowest contract charge 0.00% Class B    $134.06           --                   --             --        (7.50)%
      Highest contract charge 0.60% Class B   $127.57           --                   --             --        (8.05)%
      All contract charges                         --          414              $54,953           1.38%          --
AXA BALANCED STRATEGY
2015  Lowest contract charge 0.00% Class B    $139.85           --                   --             --        (0.64)%
      Highest contract charge 0.00% Class B   $139.85           --                   --             --        (0.64)%
      All contract charges                         --          173              $24,207           1.09%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 0.00% Class B    $140.75           --                   --             --        4.40%
      Highest contract charge 0.00% Class B   $140.75           --                   --             --        4.40%
      All contract charges                         --          141              $19,802           1.21%         --
2013  Lowest contract charge 0.00% Class B    $134.82           --                   --             --       13.66%
      Highest contract charge 0.00% Class B   $134.82           --                   --             --       13.66%
      All contract charges                         --          119              $16,003           2.27%         --
2012  Lowest contract charge 0.00% Class B    $118.62           --                   --             --        8.54%
      Highest contract charge 0.00% Class B   $118.62           --                   --             --        8.54%
      All contract charges                         --           77              $ 9,132           0.93%         --
2011  Lowest contract charge 0.00% Class B    $109.29           --                   --             --       (2.39)%
      Highest contract charge 0.00% Class B   $109.29           --                   --             --       (2.39)%
      All contract charges                         --           44              $ 4,805           1.59%         --
AXA CONSERVATIVE ALLOCATION
2015  Lowest contract charge 0.00% Class A    $152.61           --                   --             --       (0.24)%
      Highest contract charge 0.90% Class A   $136.61           --                   --             --       (1.14)%
      All contract charges                         --          284              $24,201           0.79%         --
2014  Lowest contract charge 0.00% Class A    $152.98           --                   --             --        2.62%
      Highest contract charge 0.90% Class A   $138.19           --                   --             --        1.69%
      All contract charges                         --          288              $25,804           0.83%         --
2013  Lowest contract charge 0.00% Class A    $149.08           --                   --             --        4.33%
      Highest contract charge 0.90% Class A   $135.89           --                   --             --        3.39%
      All contract charges                         --          299              $27,385           0.93%         --
2012  Lowest contract charge 0.00% Class A    $142.89           --                   --             --        4.58%
      Highest contract charge 0.90% Class A   $131.43           --                   --             --        3.64%
      All contract charges                         --          284              $28,647           0.83%         --
2011  Lowest contract charge 0.00% Class A    $136.63           --                   --             --        2.15%
      Highest contract charge 0.90% Class A   $126.81           --                   --             --        1.24%
      All contract charges                         --          252              $29,188           2.05%         --
AXA CONSERVATIVE ALLOCATION
2015  Lowest contract charge 0.00% Class B    $149.50           --                   --             --       (0.24)%
      Highest contract charge 0.60% Class B   $138.87           --                   --             --       (0.84)%
      All contract charges                         --           61              $ 8,855           0.79%         --
2014  Lowest contract charge 0.00% Class B    $149.86           --                   --             --        2.62%
      Highest contract charge 0.60% Class B   $140.05           --                   --             --        2.00%
      All contract charges                         --           71              $10,374           0.83%         --
2013  Lowest contract charge 0.00% Class B    $146.04           --                   --             --        4.34%
      Highest contract charge 0.60% Class B   $137.31           --                   --             --        3.72%
      All contract charges                         --           71              $10,126           0.93%         --
2012  Lowest contract charge 0.00% Class B    $139.97           --                   --             --        4.58%
      Highest contract charge 0.60% Class B   $132.39           --                   --             --        3.95%
      All contract charges                         --           76              $10,376           0.83%         --
2011  Lowest contract charge 0.00% Class B    $133.84           --                   --             --        1.90%
      Highest contract charge 0.60% Class B   $127.36           --                   --             --        1.29%
      All contract charges                         --           72              $ 9,457           2.05%         --
AXA CONSERVATIVE GROWTH STRATEGY
2015  Lowest contract charge 0.00% Class B    $133.74           --                   --             --       (0.46)%
      Highest contract charge 0.00% Class B   $133.74           --                   --             --       (0.46)%
      All contract charges                         --           41              $ 5,539           0.95%         --
2014  Lowest contract charge 0.00% Class B    $134.36           --                   --             --        3.82%
      Highest contract charge 0.00% Class B   $134.36           --                   --             --        3.82%
      All contract charges                         --           40              $ 5,395           1.11%         --
2013  Lowest contract charge 0.00% Class B    $129.42           --                   --             --       10.51%
      Highest contract charge 0.00% Class B   $129.42           --                   --             --       10.51%
      All contract charges                         --           32              $ 4,200           1.75%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA CONSERVATIVE GROWTH STRATEGY (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $117.11           --                   --             --        7.20%
      Highest contract charge 0.00% Class B   $117.11           --                   --             --        7.20%
      All contract charges                         --           28              $ 3,305           1.28%         --
2011  Lowest contract charge 0.00% Class B    $109.24           --                   --             --       (1.39)%
      Highest contract charge 0.00% Class B   $109.24           --                   --             --       (1.39)%
      All contract charges                         --           10              $ 1,114           1.49%         --
AXA CONSERVATIVE STRATEGY
2015  Lowest contract charge 0.00% Class B    $121.68           --                   --             --       (0.17)%
      Highest contract charge 0.00% Class B   $121.68           --                   --             --       (0.17)%
      All contract charges                         --           20              $ 2,427           0.94%         --
2014  Lowest contract charge 0.00% Class B    $121.89           --                   --             --        2.61%
      Highest contract charge 0.00% Class B   $121.89           --                   --             --        2.61%
      All contract charges                         --           16              $ 1,930           0.86%         --
2013  Lowest contract charge 0.00% Class B    $118.79           --                   --             --        4.38%
      Highest contract charge 0.00% Class B   $118.79           --                   --             --        4.38%
      All contract charges                         --           13              $ 1,509           1.16%         --
2012  Lowest contract charge 0.00% Class B    $113.81           --                   --             --        4.48%
      Highest contract charge 0.00% Class B   $113.81           --                   --             --        4.48%
      All contract charges                         --           10              $ 1,129           1.11%         --
2011  Lowest contract charge 0.00% Class B    $108.93           --                   --             --        0.72%
      Highest contract charge 0.00% Class B   $108.93           --                   --             --        0.72%
      All contract charges                         --            8              $   870           1.35%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class A    $164.89           --                   --             --       (0.66)%
      Highest contract charge 0.90% Class A   $147.61           --                   --             --       (1.55)%
      All contract charges                         --          164              $17,659           0.82%         --
2014  Lowest contract charge 0.00% Class A    $165.98           --                   --             --        3.16%
      Highest contract charge 0.90% Class A   $149.93           --                   --             --        2.23%
      All contract charges                         --          179              $19,858           0.99%         --
2013  Lowest contract charge 0.00% Class A    $160.89           --                   --             --       10.24%
      Highest contract charge 0.90% Class A   $146.66           --                   --             --        9.25%
      All contract charges                         --          159              $20,835           1.36%         --
2012  Lowest contract charge 0.00% Class A    $145.95           --                   --             --        7.37%
      Highest contract charge 0.90% Class A   $134.24           --                   --             --        6.40%
      All contract charges                         --          164              $20,312           0.81%         --
2011  Lowest contract charge 0.00% Class A    $135.93           --                   --             --       (0.46)%
      Highest contract charge 0.90% Class A   $126.16           --                   --             --       (1.35)%
      All contract charges                         --          174              $20,541           1.64%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class B    $161.54           --                   --             --       (0.65)%
      Highest contract charge 0.60% Class B   $150.06           --                   --             --       (1.24)%
      All contract charges                         --           90              $14,346           0.82%         --
2014  Lowest contract charge 0.00% Class B    $162.60           --                   --             --        3.16%
      Highest contract charge 0.60% Class B   $151.95           --                   --             --        2.54%
      All contract charges                         --           94              $15,106           0.99%         --
2013  Lowest contract charge 0.00% Class B    $157.62           --                   --             --       10.24%
      Highest contract charge 0.60% Class B   $148.19           --                   --             --        9.58%
      All contract charges                         --           95              $14,739           1.36%         --
2012  Lowest contract charge 0.00% Class B    $142.98           --                   --             --        7.37%
      Highest contract charge 0.60% Class B   $135.24           --                   --             --        6.73%
      All contract charges                         --          100              $13,996           0.81%         --
2011  Lowest contract charge 0.00% Class B    $133.16           --                   --             --       (0.71)%
      Highest contract charge 0.60% Class B   $126.71           --                   --             --       (1.31)%
      All contract charges                         --          101              $13,152           1.64%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class A    $499.04           --                   --             --        (1.73)%
      Highest contract charge 0.00% Class A   $499.04           --                   --             --        (1.73)%
      All contract charges                         --           74             $ 28,446           0.88%          --
2014  Lowest contract charge 0.00% Class A    $507.81           --                   --             --         1.69%
      Highest contract charge 0.00% Class A   $507.81           --                   --             --         1.69%
      All contract charges                         --          106             $ 31,716           0.95%          --
2013  Lowest contract charge 0.00% Class A    $499.38           --                   --             --        20.36%
      Highest contract charge 0.00% Class A   $499.38           --                   --             --        20.36%
      All contract charges                         --          133             $ 34,325           0.82%          --
2012  Lowest contract charge 0.00% Class A    $414.92           --                   --             --        16.98%
      Highest contract charge 0.00% Class A   $414.92           --                   --             --        16.98%
      All contract charges                         --          103             $ 30,208           1.35%          --
2011  Lowest contract charge 0.00% Class A    $354.68           --                   --             --       (12.06)%
      Highest contract charge 0.00% Class A   $354.68           --                   --             --       (12.06)%
      All contract charges                         --          111             $ 31,042           1.72%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $267.56           --                   --             --        (1.73)%
      Highest contract charge 0.90% Class B   $226.63           --                   --             --        (2.61)%
      All contract charges                         --          441             $110,066           0.88%          --
2014  Lowest contract charge 0.00% Class B    $272.26           --                   --             --         1.68%
      Highest contract charge 0.90% Class B   $232.70           --                   --             --         0.77%
      All contract charges                         --          478             $121,576           0.95%          --
2013  Lowest contract charge 0.00% Class B    $267.75           --                   --             --        20.36%
      Highest contract charge 0.90% Class B   $230.92           --                   --             --        19.28%
      All contract charges                         --          523             $131,082           0.82%          --
2012  Lowest contract charge 0.00% Class B    $222.46           --                   --             --        16.99%
      Highest contract charge 0.90% Class B   $193.60           --                   --             --        15.93%
      All contract charges                         --          586             $122,383           1.35%          --
2011  Lowest contract charge 0.00% Class B    $190.16           --                   --             --       (12.32)%
      Highest contract charge 0.90% Class B   $167.00           --                   --             --       (13.10)%
      All contract charges                         --          746             $134,145           1.72%          --
AXA GROWTH STRATEGY
2015  Lowest contract charge 0.00% Class B    $152.84           --                   --             --        (0.98)%
      Highest contract charge 0.00% Class B   $152.84           --                   --             --        (0.98)%
      All contract charges                         --          279             $ 42,615           1.25%          --
2014  Lowest contract charge 0.00% Class B    $154.35           --                   --             --         5.62%
      Highest contract charge 0.00% Class B   $154.35           --                   --             --         5.62%
      All contract charges                         --          223             $ 34,422           1.64%          --
2013  Lowest contract charge 0.00% Class B    $146.14           --                   --             --        20.20%
      Highest contract charge 0.00% Class B   $146.14           --                   --             --        20.20%
      All contract charges                         --          157             $ 22,986           2.98%          --
2012  Lowest contract charge 0.00% Class B    $121.58           --                   --             --        11.21%
      Highest contract charge 0.00% Class B   $121.58           --                   --             --        11.21%
      All contract charges                         --          107             $ 12,965           0.91%          --
2011  Lowest contract charge 0.00% Class B    $109.32           --                   --             --        (4.41)%
      Highest contract charge 0.00% Class B   $109.32           --                   --             --        (4.41)%
      All contract charges                         --           68             $  7,470           1.62%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY(C)
2015  Lowest contract charge 0.00% Class A    $219.85           --                   --             --        (4.35)%
      Highest contract charge 0.60% Class A   $158.89           --                   --             --        (4.92)%
      All contract charges                         --           66             $ 14,331           0.06%          --
2014  Lowest contract charge 0.00% Class A    $229.84           --                   --             --        (6.24)%
      Highest contract charge 0.60% Class A   $167.11           --                   --             --        (6.80)%
      All contract charges                         --           71             $ 16,150           1.75%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------
                                                                     UNITS OUTSTANDING    ACCUMULATION      INVESTMENT
                                                          UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO*
                                                          ---------- ----------------- ------------------- -------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY(C) (CONTINUED)
2013         Lowest contract charge 0.00% Class A          $245.13           --                   --             --
             Highest contract charge 0.60% Class A         $179.31           --                   --             --
             All contract charges                               --           26              $ 6,022           0.84%
2012         Lowest contract charge 0.00% Class A          $208.61           --                   --             --
             Highest contract charge 0.60% Class A         $153.52           --                   --             --
             All contract charges                               --           29              $ 6,031           1.49%
2011         Lowest contract charge 0.00% Class A          $179.36           --                   --             --
             Highest contract charge 0.60% Class A         $132.79           --                   --             --
             All contract charges                               --           30              $ 5,139           2.81%
AXA INTERNATIONAL CORE MANAGED VOLATILITY(C)
2015         Lowest contract charge 0.00% Class B          $142.49           --                   --             --
             Highest contract charge 0.90% Class B         $122.52           --                   --             --
             All contract charges                               --          345              $46,054           0.06%
2014         Lowest contract charge 0.00% Class B          $148.95           --                   --             --
             Highest contract charge 0.90% Class B         $129.25           --                   --             --
             All contract charges                               --          381              $53,327           1.75%
2013         Lowest contract charge 0.00% Class B          $158.86           --                   --             --
             Highest contract charge 0.90% Class B         $139.10           --                   --             --
             All contract charges                               --          169              $25,657           0.84%
2012         Lowest contract charge 0.00% Class B          $135.18           --                   --             --
             Highest contract charge 0.90% Class B         $119.44           --                   --             --
             All contract charges                               --          186              $23,955           1.49%
2011         Lowest contract charge 0.00% Class B          $116.22           --                   --             --
             Highest contract charge 0.90% Class B         $103.62           --                   --             --
             All contract charges                               --          196              $21,687           2.81%
AXA INTERNATIONAL MANAGED VOLATILITY
2015         Lowest contract charge 0.00% Class B          $113.69           --                   --             --
             Highest contract charge 0.90% Class B         $107.98           --                   --             --
             All contract charges                               --           17              $ 1,908           0.04%
2014         Lowest contract charge 0.00% Class B          $116.49           --                   --             --
             Highest contract charge 0.90% Class B         $111.65           --                   --             --
             All contract charges                               --           15              $ 1,627           0.79%
2013         Lowest contract charge 0.00% Class B          $124.51           --                   --             --
             Highest contract charge 0.90% Class B         $120.42           --                   --             --
             All contract charges                               --           13              $ 1,617           0.00%
2012         Lowest contract charge 0.00% Class B          $102.81           --                   --             --
             Highest contract charge 0.90% Class B         $100.34           --                   --             --
             All contract charges                               --           17              $ 1,836           0.64%
2011         Lowest contract charge 0.00% Class B          $ 88.18           --                   --             --
             Highest contract charge 0.90% Class B         $ 86.84           --                   --             --
             All contract charges                               --           17              $ 1,507           2.58%
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2015         Lowest contract charge 0.00% Class A          $215.01           --                   --             --
             Highest contract charge 0.60% Class A         $153.56           --                   --             --
             All contract charges                               --          105              $16,190           0.10%
2014         Lowest contract charge 0.00% Class A          $222.03           --                   --             --
             Highest contract charge 0.60% Class A         $159.53           --                   --             --
             All contract charges                               --          108              $17,611           1.58%
2013         Lowest contract charge 0.00% Class A          $239.20           --                   --             --
             Highest contract charge 0.60% Class A         $172.91           --                   --             --
             All contract charges                               --          115              $20,425           1.14%
2012         Lowest contract charge 0.00% Class A          $200.47           --                   --             --
             Highest contract charge 0.60% Class A         $145.78           --                   --             --
             All contract charges                               --          118              $18,610           1.80%

                                             --------
                                              TOTAL
                                             RETURN**
                                             --------

Lowest contract charge 0.00% Class A           17.51%
Highest contract charge 0.60% Class A          16.80%
All contract charges                              --
Lowest contract charge 0.00% Class A           16.31%
Highest contract charge 0.60% Class A          15.61%
All contract charges                              --
Lowest contract charge 0.00% Class A          (16.72)%
Highest contract charge 0.60% Class A         (17.22)%
All contract charges                              --

Lowest contract charge 0.00% Class B           (4.34)%
Highest contract charge 0.90% Class B          (5.21)%
All contract charges                              --
Lowest contract charge 0.00% Class B           (6.24)%
Highest contract charge 0.90% Class B          (7.08)%
All contract charges                              --
Lowest contract charge 0.00% Class B           17.52%
Highest contract charge 0.90% Class B          16.46%
All contract charges                              --
Lowest contract charge 0.00% Class B           16.31%
Highest contract charge 0.90% Class B          15.27%
All contract charges                              --
Lowest contract charge 0.00% Class B          (16.93)%
Highest contract charge 0.90% Class B         (17.68)%
All contract charges                              --

Lowest contract charge 0.00% Class B           (2.40)%
Highest contract charge 0.90% Class B          (3.29)%
All contract charges                              --
Lowest contract charge 0.00% Class B           (6.44)%
Highest contract charge 0.90% Class B          (7.28)%
All contract charges                              --
Lowest contract charge 0.00% Class B           21.11%
Highest contract charge 0.90% Class B          20.01%
All contract charges                              --
Lowest contract charge 0.00% Class B           16.59%
Highest contract charge 0.90% Class B          15.55%
All contract charges                              --
Lowest contract charge 0.00% Class B          (16.05)%
Highest contract charge 0.90% Class B         (16.80)%
All contract charges                              --

Lowest contract charge 0.00% Class A           (3.16)%
Highest contract charge 0.60% Class A          (3.74)%
All contract charges                              --
Lowest contract charge 0.00% Class A           (7.18)%
Highest contract charge 0.60% Class A          (7.74)%
All contract charges                              --
Lowest contract charge 0.00% Class A           19.32%
Highest contract charge 0.60% Class A          18.61%
All contract charges                              --
Lowest contract charge 0.00% Class A           17.47%
Highest contract charge 0.60% Class A          16.76%
All contract charges                              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY (CONTINUED)
2011  Lowest contract charge 0.00% Class A    $170.66           --                   --             --       (15.92)%
      Highest contract charge 0.60% Class A   $124.85           --                   --             --       (16.43)%
      All contract charges                         --          116              $17,306           1.92%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $157.18           --                   --             --        (3.16)%
      Highest contract charge 0.90% Class B   $148.78           --                   --             --        (4.04)%
      All contract charges                         --          399              $62,376           0.10%          --
2014  Lowest contract charge 0.00% Class B    $162.31           --                   --             --        (7.18)%
      Highest contract charge 0.90% Class B   $155.04           --                   --             --        (8.01)%
      All contract charges                         --          428              $69,318           1.58%          --
2013  Lowest contract charge 0.00% Class B    $174.86           --                   --             --        19.33%
      Highest contract charge 0.90% Class B   $168.54           --                   --             --        18.26%
      All contract charges                         --          455              $79,896           1.14%          --
2012  Lowest contract charge 0.00% Class B    $146.54           --                   --             --        17.47%
      Highest contract charge 0.90% Class B   $142.52           --                   --             --        16.41%
      All contract charges                         --          488              $72,013           1.80%          --
2011  Lowest contract charge 0.00% Class B    $124.75           --                   --             --       (16.16)%
      Highest contract charge 0.90% Class B   $122.43           --                   --             --       (16.92)%
      All contract charges                         --          591              $74,631           1.92%          --
AXA LARGE CAP CORE MANAGED VOLATILITY(F)
2015  Lowest contract charge 0.00% Class A    $265.83           --                   --             --         0.37%
      Highest contract charge 0.60% Class A   $186.41           --                   --             --        (0.23)%
      All contract charges                         --           19              $ 4,306           0.91%          --
2014  Lowest contract charge 0.00% Class A    $264.85           --                   --             --        11.62%
      Highest contract charge 0.60% Class A   $186.84           --                   --             --        10.95%
      All contract charges                         --           22              $ 5,334           1.12%          --
2013  Lowest contract charge 0.00% Class A    $237.27           --                   --             --        31.55%
      Highest contract charge 0.60% Class A   $168.40           --                   --             --        30.76%
      All contract charges                         --            6              $ 1,158           0.55%          --
2012  Lowest contract charge 0.00% Class A    $180.37           --                   --             --        14.99%
      Highest contract charge 0.60% Class A   $128.79           --                   --             --        14.30%
      All contract charges                         --            6              $   878           1.38%          --
2011  Lowest contract charge 0.00% Class A    $156.86           --                   --             --        (3.98)%
      Highest contract charge 0.60% Class A   $112.68           --                   --             --        (4.56)%
      All contract charges                         --            5              $   765           1.13%          --
AXA LARGE CAP CORE MANAGED VOLATILITY(F)
2015  Lowest contract charge 0.00% Class B    $171.18           --                   --             --         0.38%
      Highest contract charge 0.90% Class B   $147.35           --                   --             --        (0.53)%
      All contract charges                         --          133              $21,865           0.91%          --
2014  Lowest contract charge 0.00% Class B    $170.54           --                   --             --        11.62%
      Highest contract charge 0.90% Class B   $148.14           --                   --             --        10.62%
      All contract charges                         --          143              $23,572           1.12%          --
2013  Lowest contract charge 0.00% Class B    $152.79           --                   --             --        31.56%
      Highest contract charge 0.90% Class B   $133.92           --                   --             --        30.37%
      All contract charges                         --          112              $16,518           0.55%          --
2012  Lowest contract charge 0.00% Class B    $116.14           --                   --             --        14.99%
      Highest contract charge 0.90% Class B   $102.72           --                   --             --        13.94%
      All contract charges                         --           93              $10,373           1.38%          --
2011  Lowest contract charge 0.00% Class B    $101.00           --                   --             --        (4.24)%
      Highest contract charge 0.90% Class B   $ 90.15           --                   --             --        (5.10)%
      All contract charges                         --           69              $ 6,588           1.59%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY(G)
2015  Lowest contract charge 0.00% Class A    $340.73            --                  --             --        4.04%
      Highest contract charge 0.60% Class A   $211.75            --                  --             --        3.41%
      All contract charges                         --           136            $ 41,909           0.28%         --
2014  Lowest contract charge 0.00% Class A    $327.51            --                  --             --       11.08%
      Highest contract charge 0.60% Class A   $204.77            --                  --             --       10.42%
      All contract charges                         --           149            $ 45,164           0.24%         --
2013  Lowest contract charge 0.00% Class A    $294.83            --                  --             --       35.39%
      Highest contract charge 0.60% Class A   $185.44            --                  --             --       34.57%
      All contract charges                         --            34            $  9,623           0.17%         --
2012  Lowest contract charge 0.00% Class A    $217.77            --                  --             --       13.74%
      Highest contract charge 0.60% Class A   $137.80            --                  --             --       13.06%
      All contract charges                         --            34            $  7,145           0.57%         --
2011  Lowest contract charge 0.00% Class A    $191.46            --                  --             --       (3.29)%
      Highest contract charge 0.60% Class A   $121.88            --                  --             --       (3.87)%
      All contract charges                         --            37            $  6,637           0.41%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY(G)
2015  Lowest contract charge 0.00% Class B    $325.20            --                  --             --        4.03%
      Highest contract charge 0.90% Class B   $274.69            --                  --             --        3.10%
      All contract charges                         --           695            $198,684           0.28%         --
2014  Lowest contract charge 0.00% Class B    $312.59            --                  --             --       11.09%
      Highest contract charge 0.90% Class B   $266.44            --                  --             --       10.09%
      All contract charges                         --           759            $209,579           0.24%         --
2013  Lowest contract charge 0.00% Class B    $281.39            --                  --             --       35.39%
      Highest contract charge 0.90% Class B   $242.03            --                  --             --       34.18%
      All contract charges                         --           547            $136,867           0.17%         --
2012  Lowest contract charge 0.00% Class B    $207.84            --                  --             --       13.74%
      Highest contract charge 0.90% Class B   $180.38            --                  --             --       12.71%
      All contract charges                         --           604            $112,012           0.57%         --
2011  Lowest contract charge 0.00% Class B    $182.73            --                  --             --       (3.66)%
      Highest contract charge 0.90% Class B   $160.04            --                  --             --       (4.52)%
      All contract charges                         --           668            $108,960           0.41%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY(D)
2015  Lowest contract charge 0.00% Class A    $243.12            --                  --             --       (4.02)%
      Highest contract charge 0.90% Class A   $182.83            --                  --             --       (4.88)%
      All contract charges                         --         1,280            $254,701           1.58%         --
2014  Lowest contract charge 0.00% Class A    $253.29            --                  --             --       12.23%
      Highest contract charge 0.90% Class A   $192.21            --                  --             --       11.22%
      All contract charges                         --         1,383            $288,312           1.39%         --
2013  Lowest contract charge 0.00% Class A    $225.69            --                  --             --       32.47%
      Highest contract charge 0.90% Class A   $172.82            --                  --             --       31.28%
      All contract charges                         --         1,413            $262,719           1.05%         --
2012  Lowest contract charge 0.00% Class A    $170.37            --                  --             --       15.86%
      Highest contract charge 0.90% Class A   $131.64            --                  --             --       14.81%
      All contract charges                         --         1,574            $221,696           1.56%         --
2011  Lowest contract charge 0.00% Class A    $147.05            --                  --             --       (4.80)%
      Highest contract charge 0.90% Class A   $114.66            --                  --             --       (5.65)%
      All contract charges                         --         1,780            $217,111           1.24%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY (D)
2015  Lowest contract charge 0.00% Class B    $181.24            --                  --             --       (4.01)%
      Highest contract charge 0.90% Class B   $180.46            --                  --             --       (4.88)%
      All contract charges                         --           653            $123,278           1.58%         --
2014  Lowest contract charge 0.00% Class B    $188.82            --                  --             --       12.23%
      Highest contract charge 0.90% Class B   $189.72            --                  --             --       11.22%
      All contract charges                         --           695            $137,376           1.39%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY(D) (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $168.25            --                  --             --       32.48%
      Highest contract charge 0.90% Class B   $170.58            --                  --             --       31.28%
      All contract charges                         --           671            $119,182           1.05%         --
2012  Lowest contract charge 0.00% Class B    $127.00            --                  --             --       15.85%
      Highest contract charge 0.90% Class B   $129.94            --                  --             --       14.82%
      All contract charges                         --           732            $ 98,736           1.56%         --
2011  Lowest contract charge 0.00% Class B    $109.62            --                  --             --       (5.07)%
      Highest contract charge 0.90% Class B   $113.17            --                  --             --       (5.93)%
      All contract charges                         --           808            $ 94,538           1.24%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class A    $326.71            --                  --             --       (3.54)%
      Highest contract charge 0.90% Class A   $256.88            --                  --             --       (4.41)%
      All contract charges                         --           668            $183,118           0.75%         --
2014  Lowest contract charge 0.00% Class A    $338.70            --                  --             --       10.87%
      Highest contract charge 0.90% Class A   $268.73            --                  --             --        9.87%
      All contract charges                         --           728            $208,857           0.58%         --
2013  Lowest contract charge 0.00% Class A    $305.49            --                  --             --       33.07%
      Highest contract charge 0.90% Class A   $244.58            --                  --             --       31.88%
      All contract charges                         --           795            $207,034           0.51%         --
2012  Lowest contract charge 0.00% Class A    $229.56            --                  --             --       18.63%
      Highest contract charge 0.90% Class A   $185.46            --                  --             --       17.56%
      All contract charges                         --           880            $174,284           1.20%         --
2011  Lowest contract charge 0.00% Class A    $193.51            --                  --             --       (9.10)%
      Highest contract charge 0.90% Class A   $157.76            --                  --             --       (9.92)%
      All contract charges                         --           991            $166,808           1.03%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $302.82            --                  --             --       (3.54)%
      Highest contract charge 0.00% Class B   $302.82            --                  --             --       (3.54)%
      All contract charges                         --            39            $ 11,903           0.75%         --
2014  Lowest contract charge 0.00% Class B    $313.94            --                  --             --       10.87%
      Highest contract charge 0.00% Class B   $313.94            --                  --             --       10.87%
      All contract charges                         --            41            $ 12,879           0.58%         --
2013  Lowest contract charge 0.00% Class B    $283.15            --                  --             --       33.07%
      Highest contract charge 0.00% Class B   $283.15            --                  --             --       33.07%
      All contract charges                         --            44            $ 12,435           0.51%         --
2012  Lowest contract charge 0.00% Class B    $212.78            --                  --             --       18.63%
      Highest contract charge 0.00% Class B   $212.78            --                  --             --       18.63%
      All contract charges                         --            44            $  9,428           1.20%         --
2011  Lowest contract charge 0.00% Class B    $179.36            --                  --             --       (9.43)%
      Highest contract charge 0.00% Class B   $179.36            --                  --             --       (9.43)%
      All contract charges                         --            44            $  7,937           1.03%         --
AXA MODERATE ALLOCATION
2015  Lowest contract charge 0.00% Class A    $353.24            --                  --             --       (0.88)%
      Highest contract charge 0.90% Class A   $309.81            --                  --             --       (1.78)%
      All contract charges                         --         1,412            $757,108           0.81%         --
2014  Lowest contract charge 0.00% Class A    $356.38            --                  --             --        3.03%
      Highest contract charge 0.90% Class A   $315.41            --                  --             --        2.10%
      All contract charges                         --         1,531            $839,961           1.07%         --
2013  Lowest contract charge 0.00% Class A    $345.90            --                  --             --       13.11%
      Highest contract charge 0.90% Class A   $308.91            --                  --             --       12.09%
      All contract charges                         --         1,601            $898,254           1.57%         --
2012  Lowest contract charge 0.00% Class A    $305.80            --                  --             --        8.80%
      Highest contract charge 0.90% Class A   $275.58            --                  --             --        7.82%
      All contract charges                         --         1,765            $876,394           0.76%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA MODERATE ALLOCATION (CONTINUED)
2011  Lowest contract charge 0.00% Class A    $281.06            --                  --             --       (2.15)%
      Highest contract charge 0.90% Class A   $255.59            --                  --             --       (3.03)%
      All contract charges                         --         1,904            $904,360           1.67%         --
AXA MODERATE ALLOCATION
2015  Lowest contract charge 0.00% Class B    $173.92            --                  --             --       (0.88)%
      Highest contract charge 0.60% Class B   $160.71            --                  --             --       (1.48)%
      All contract charges                         --           890            $149,774           0.81%         --
2014  Lowest contract charge 0.00% Class B    $175.47            --                  --             --        3.03%
      Highest contract charge 0.60% Class B   $163.12            --                  --             --        2.41%
      All contract charges                         --           929            $157,713           1.07%         --
2013  Lowest contract charge 0.00% Class B    $170.31            --                  --             --       13.12%
      Highest contract charge 0.60% Class B   $159.28            --                  --             --       12.44%
      All contract charges                         --           942            $155,415           1.57%         --
2012  Lowest contract charge 0.00% Class B    $150.56            --                  --             --        8.80%
      Highest contract charge 0.60% Class B   $141.66            --                  --             --        8.15%
      All contract charges                         --         1,012            $147,964           0.76%         --
2011  Lowest contract charge 0.00% Class B    $138.38            --                  --             --       (2.40)%
      Highest contract charge 0.60% Class B   $130.99            --                  --             --       (2.98)%
      All contract charges                         --         1,046            $140,565           1.67%         --
AXA MODERATE GROWTH STRATEGY
2015  Lowest contract charge 0.00% Class B    $146.26            --                  --             --       (0.79)%
      Highest contract charge 0.00% Class B   $146.26            --                  --             --       (0.79)%
      All contract charges                         --           565            $ 82,588           1.12%         --
2014  Lowest contract charge 0.00% Class B    $147.42            --                  --             --        5.01%
      Highest contract charge 0.00% Class B   $147.42            --                  --             --        5.01%
      All contract charges                         --           492            $ 72,534           1.31%         --
2013  Lowest contract charge 0.00% Class B    $140.39            --                  --             --       16.88%
      Highest contract charge 0.00% Class B   $140.39            --                  --             --       16.88%
      All contract charges                         --           385            $ 54,106           2.52%         --
2012  Lowest contract charge 0.00% Class B    $120.11            --                  --             --        9.84%
      Highest contract charge 0.00% Class B   $120.11            --                  --             --        9.84%
      All contract charges                         --           283            $ 34,045           0.85%         --
2011  Lowest contract charge 0.00% Class B    $109.35            --                  --             --       (3.33)%
      Highest contract charge 0.00% Class B   $109.35            --                  --             --       (3.33)%
      All contract charges                         --           183            $ 19,984           1.43%         --
AXA MODERATE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class A    $193.73            --                  --             --       (1.29)%
      Highest contract charge 0.90% Class A   $173.42            --                  --             --       (2.18)%
      All contract charges                         --         1,171            $181,984           0.89%         --
2014  Lowest contract charge 0.00% Class A    $196.26            --                  --             --        3.77%
      Highest contract charge 0.90% Class A   $177.28            --                  --             --        2.84%
      All contract charges                         --         1,235            $203,339           1.31%         --
2013  Lowest contract charge 0.00% Class A    $189.13            --                  --             --       19.79%
      Highest contract charge 0.90% Class A   $172.39            --                  --             --       18.71%
      All contract charges                         --         1,261            $212,695           2.15%         --
2012  Lowest contract charge 0.00% Class A    $157.89            --                  --             --       11.53%
      Highest contract charge 0.90% Class A   $145.22            --                  --             --       10.52%
      All contract charges                         --         1,354            $192,933           0.79%         --
2011  Lowest contract charge 0.00% Class A    $141.57            --                  --             --       (4.72)%
      Highest contract charge 0.90% Class A   $131.40            --                  --             --       (5.58)%
      All contract charges                         --         1,493            $196,420           1.54%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA MODERATE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class B    $ 189.77           --                  --             --       (1.30)%
      Highest contract charge 0.60% Class B   $ 176.29           --                  --             --       (1.88)%
      All contract charges                          --        1,228            $230,412           0.89%         --
2014  Lowest contract charge 0.00% Class B    $ 192.26           --                  --             --        3.77%
      Highest contract charge 0.60% Class B   $ 179.67           --                  --             --        3.15%
      All contract charges                          --        1,245            $236,907           1.31%         --
2013  Lowest contract charge 0.00% Class B    $ 185.27           --                  --             --       19.79%
      Highest contract charge 0.60% Class B   $ 174.19           --                  --             --       19.07%
      All contract charges                          --        1,251            $229,433           2.15%         --
2012  Lowest contract charge 0.00% Class B    $ 154.67           --                  --             --       11.53%
      Highest contract charge 0.60% Class B   $ 146.29           --                  --             --       10.85%
      All contract charges                          --        1,212            $185,279           0.79%         --
2011  Lowest contract charge 0.00% Class B    $ 138.68           --                  --             --       (4.96)%
      Highest contract charge 0.60% Class B   $ 131.97           --                  --             --       (5.53)%
      All contract charges                          --        1,246            $170,658           1.54%         --
AXA/AB SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Class A    $ 400.02           --                  --             --       (2.91)%
      Highest contract charge 0.90% Class A   $ 337.88           --                  --             --       (3.78)%
      All contract charges                          --          399            $126,365           0.05%         --
2014  Lowest contract charge 0.00% Class A    $ 412.00           --                  --             --        3.57%
      Highest contract charge 0.90% Class A   $ 351.16           --                  --             --        2.64%
      All contract charges                          --          422            $144,210           0.06%         --
2013  Lowest contract charge 0.00% Class A    $ 397.78           --                  --             --       38.17%
      Highest contract charge 0.90% Class A   $ 342.12           --                  --             --       36.92%
      All contract charges                          --          438            $148,878           0.05%         --
2012  Lowest contract charge 0.00% Class A    $ 287.89           --                  --             --       15.59%
      Highest contract charge 0.90% Class A   $ 249.86           --                  --             --       14.55%
      All contract charges                          --          481            $123,156           0.21%         --
2011  Lowest contract charge 0.00% Class A    $ 249.07           --                  --             --       (0.40)%
      Highest contract charge 0.90% Class A   $ 218.13           --                  --             --       (1.29)%
      All contract charges                          --          584            $134,094             --          --
AXA/AB SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $ 328.35           --                  --             --       (2.91)%
      Highest contract charge 0.60% Class B   $ 264.94           --                  --             --       (3.49)%
      All contract charges                          --          221            $ 60,376           0.05%         --
2014  Lowest contract charge 0.00% Class B    $ 338.19           --                  --             --        3.57%
      Highest contract charge 0.60% Class B   $ 274.53           --                  --             --        2.96%
      All contract charges                          --          236            $ 66,544           0.06%         --
2013  Lowest contract charge 0.00% Class B    $ 326.52           --                  --             --       38.17%
      Highest contract charge 0.60% Class B   $ 266.65           --                  --             --       37.35%
      All contract charges                          --          249            $ 67,968           0.05%         --
2012  Lowest contract charge 0.00% Class B    $ 236.31           --                  --             --       15.59%
      Highest contract charge 0.60% Class B   $ 194.14           --                  --             --       14.89%
      All contract charges                          --          270            $ 53,496           0.21%         --
2011  Lowest contract charge 0.00% Class B    $ 204.44           --                  --             --       (0.65)%
      Highest contract charge 0.60% Class B   $ 168.98           --                  --             --       (1.24)%
      All contract charges                          --          294            $ 50,570             --          --
AXA/LOOMIS SAYLES GROWTH
2015  Lowest contract charge 0.00% Class A    $ 197.33           --                  --             --       11.53%
      Highest contract charge 0.90% Class A   $ 182.41           --                  --             --       10.52%
      All contract charges                          --           56            $  9,495           0.12%         --
2014  Lowest contract charge 0.00% Class A    $ 176.93           --                  --             --        7.81%
      Highest contract charge 0.90% Class A   $ 165.04           --                  --             --        6.85%
      All contract charges                          --           56            $  8,450           0.11%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------
                                                          UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------------- ------------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
2013  Lowest contract charge 0.00% Class A      $164.11           --                   --             --       27.25%
      Highest contract charge 0.90% Class A     $154.46           --                   --             --       26.10%
      All contract charges                           --           73              $ 9,595           0.72%         --
2012  Lowest contract charge 0.00% Class A      $128.97           --                   --             --       12.59%
      Highest contract charge 0.90% Class A     $122.49           --                   --             --       11.57%
      All contract charges                           --          125              $13,964           0.85%         --
2011  Lowest contract charge 0.00% Class A      $114.55           --                   --             --        3.13%
      Highest contract charge 0.90% Class A     $109.79           --                   --             --        2.21%
      All contract charges                           --          141              $14,577           0.64%         --
AXA/LOOMIS SAYLES GROWTH
2015  Lowest contract charge 0.00% Class B      $240.98           --                   --             --       11.52%
      Highest contract charge 0.60% Class B     $185.13           --                   --             --       10.86%
      All contract charges                           --           71              $15,923           0.12%         --
2014  Lowest contract charge 0.00% Class B      $216.08           --                   --             --        7.82%
      Highest contract charge 0.60% Class B     $167.00           --                   --             --        7.17%
      All contract charges                           --           76              $15,333           0.11%         --
2013  Lowest contract charge 0.00% Class B      $200.41           --                   --             --       27.27%
      Highest contract charge 0.60% Class B     $155.82           --                   --             --       26.51%
      All contract charges                           --           79              $14,763           0.72%         --
2012  Lowest contract charge 0.00% Class B      $157.47           --                   --             --       12.58%
      Highest contract charge 0.60% Class B     $123.17           --                   --             --       11.90%
      All contract charges                           --           78              $11,399           0.85%         --
2011  Lowest contract charge 0.00% Class B      $139.87           --                   --             --        2.88%
      Highest contract charge 0.60% Class B     $110.07           --                   --             --        2.26%
      All contract charges                           --           80              $10,390           0.64%         --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
2015  Lowest contract charge 0.00% Class III    $130.59           --                   --             --       (1.00)%
      Highest contract charge 0.00% Class III   $130.59           --                   --             --       (1.00)%
      All contract charges                           --          203              $ 9,384           1.08%         --
2014  Lowest contract charge 0.00% Class III    $131.91           --                   --             --        1.93%
      Highest contract charge 0.00% Class III   $131.91           --                   --             --        1.93%
      All contract charges                           --          200              $ 9,833           2.50%         --
2013  Lowest contract charge 0.00% Class III    $129.41           --                   --             --       14.42%
      Highest contract charge 0.00% Class III   $129.41           --                   --             --       14.42%
      All contract charges                           --          149              $ 7,005           1.07%         --
2012  Lowest contract charge 0.00% Class III    $113.10           --                   --             --        9.97%
      Highest contract charge 0.00% Class III   $113.10           --                   --             --        9.97%
      All contract charges                           --           93              $ 6,025           1.27%         --
2011  Lowest contract charge 0.00% Class III    $102.85           --                   --             --       (3.64)%
      Highest contract charge 0.00% Class III   $102.85           --                   --             --       (3.64)%
      All contract charges                           --           94              $ 6,986           4.38%         --
CHARTER/SM/ MULTI-SECTOR BOND
2015  Lowest contract charge 0.00% Class A      $227.86           --                   --             --       (0.64)%
      Highest contract charge 0.90% Class A     $224.83           --                   --             --       (1.53)%
      All contract charges                           --          265              $70,209           1.52%         --
2014  Lowest contract charge 0.00% Class A      $229.33           --                   --             --        2.39%
      Highest contract charge 0.90% Class A     $228.33           --                   --             --        1.46%
      All contract charges                           --          286              $77,439           2.51%         --
2013  Lowest contract charge 0.00% Class A      $223.98           --                   --             --       (1.01)%
      Highest contract charge 0.90% Class A     $225.04           --                   --             --       (1.90)%
      All contract charges                           --          306              $82,633           3.46%         --
2012  Lowest contract charge 0.00% Class A      $226.26           --                   --             --        5.33%
      Highest contract charge 0.90% Class A     $229.40           --                   --             --        4.38%
      All contract charges                           --          317              $91,216           2.25%         --
2011  Lowest contract charge 0.00% Class A      $214.82           --                   --             --        5.33%
      Highest contract charge 0.90% Class A     $219.78           --                   --             --        4.39%
      All contract charges                           --          335              $94,119           2.13%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
CHARTER/SM/ MULTI-SECTOR BOND
2015  Lowest contract charge 0.00% Class B    $ 137.83          --                   --             --        (0.64)%
      Highest contract charge 0.60% Class B   $ 107.68          --                   --             --        (1.24)%
      All contract charges                          --         136              $15,816           1.52%          --
2014  Lowest contract charge 0.00% Class B    $ 138.72          --                   --             --         2.38%
      Highest contract charge 0.60% Class B   $ 109.03          --                   --             --         1.77%
      All contract charges                          --         145              $16,903           2.51%          --
2013  Lowest contract charge 0.00% Class B    $ 135.49          --                   --             --        (0.87)%
      Highest contract charge 0.60% Class B   $ 107.13          --                   --             --        (1.46)%
      All contract charges                          --         149              $16,905           3.46%          --
2012  Lowest contract charge 0.00% Class B    $ 136.68          --                   --             --         5.32%
      Highest contract charge 0.60% Class B   $ 108.72          --                   --             --         4.69%
      All contract charges                          --         153              $17,509           2.25%          --
2011  Lowest contract charge 0.00% Class B    $ 129.77          --                   --             --         5.08%
      Highest contract charge 0.60% Class B   $ 103.85          --                   --             --         4.45%
      All contract charges                          --         160              $17,351           3.87%          --
CHARTER/SM/ SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $ 178.20          --                   --             --        (6.04)%
      Highest contract charge 0.90% Class B   $ 112.40          --                   --             --        (6.89)%
      All contract charges                          --          72              $11,024           0.27%          --
2014  Lowest contract charge 0.00% Class B    $ 189.66          --                   --             --        (2.61)%
      Highest contract charge 0.90% Class B   $ 120.72          --                   --             --        (3.49)%
      All contract charges                          --          73              $12,004           0.00%          --
2013  Lowest contract charge 0.00% Class B    $ 194.74          --                   --             --        47.78%
      Highest contract charge 0.90% Class B   $ 125.08          --                   --             --        46.45%
      All contract charges                          --          82              $13,549           0.00%          --
2012  Lowest contract charge 0.00% Class B    $ 131.78          --                   --             --        11.38%
      Highest contract charge 0.90% Class B   $  85.41          --                   --             --        10.38%
      All contract charges                          --          69              $ 7,825           0.00%          --
2011  Lowest contract charge 0.00% Class B    $ 118.32          --                   --             --       (15.68)%
      Highest contract charge 0.90% Class B   $  77.38          --                   --             --       (16.45)%
      All contract charges                          --          68              $ 7,065             --           --
CHARTER/SM/ SMALL CAP VALUE
2015  Lowest contract charge 0.00% Class A    $ 241.60          --                   --             --       (13.13)%
      Highest contract charge 0.60% Class A   $ 224.44          --                   --             --       (13.65)%
      All contract charges                          --          48              $11,523           0.52%          --
2014  Lowest contract charge 0.00% Class A    $ 278.12          --                   --             --        (5.12)%
      Highest contract charge 0.60% Class A   $ 259.93          --                   --             --        (5.69)%
      All contract charges                          --          51              $14,155           0.17%          --
2013  Lowest contract charge 0.00% Class A    $ 293.14          --                   --             --        42.77%
      Highest contract charge 0.60% Class A   $ 275.62          --                   --             --        41.91%
      All contract charges                          --          56              $16,244           0.55%          --
2012  Lowest contract charge 0.00% Class A    $ 205.33          --                   --             --        16.77%
      Highest contract charge 0.60% Class A   $ 194.22          --                   --             --        16.07%
      All contract charges                          --          61              $12,385           0.59%          --
2011  Lowest contract charge 0.00% Class A    $ 175.84          --                   --             --        (8.79)%
      Highest contract charge 0.60% Class A   $ 167.33          --                   --             --        (9.34)%
      All contract charges                          --          65              $11,397           0.16%          --
CHARTER/SM/ SMALL CAP VALUE
2015  Lowest contract charge 0.00% Class B    $ 253.43          --                   --             --       (13.13)%
      Highest contract charge 0.90% Class B   $ 218.07          --                   --             --       (13.92)%
      All contract charges                          --          61              $14,517           0.52%          --
2014  Lowest contract charge 0.00% Class B    $ 291.75          --                   --             --        (5.11)%
      Highest contract charge 0.90% Class B   $ 253.33          --                   --             --        (5.96)%
      All contract charges                          --          65              $17,745           0.17%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
CHARTER/SM/ SMALL CAP VALUE (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $307.45           --                   --             --       42.72%
      Highest contract charge 0.90% Class B   $269.39           --                   --             --       41.44%
      All contract charges                         --           69             $ 20,126           0.55%         --
2012  Lowest contract charge 0.00% Class B    $215.42           --                   --             --       16.77%
      Highest contract charge 0.90% Class B   $190.46           --                   --             --       15.72%
      All contract charges                         --           73             $ 14,727           0.59%         --
2011  Lowest contract charge 0.00% Class B    $184.48           --                   --             --       (9.02)%
      Highest contract charge 0.90% Class B   $164.59           --                   --             --       (9.83)%
      All contract charges                         --           80             $ 13,785           0.16%         --
EQ/BLACKROCK BASIC VALUE EQUITY
2015  Lowest contract charge 0.00% Class A    $307.19           --                   --             --       (6.15)%
      Highest contract charge 0.60% Class A   $285.38           --                   --             --       (6.71)%
      All contract charges                         --          242             $ 36,247           1.28%         --
2014  Lowest contract charge 0.00% Class A    $327.32           --                   --             --        9.71%
      Highest contract charge 0.60% Class A   $305.92           --                   --             --        9.05%
      All contract charges                         --          227             $ 40,401           1.07%         --
2013  Lowest contract charge 0.00% Class A    $298.36           --                   --             --       37.75%
      Highest contract charge 0.60% Class A   $280.54           --                   --             --       36.92%
      All contract charges                         --          210             $ 38,163           1.61%         --
2012  Lowest contract charge 0.00% Class A    $216.60           --                   --             --       13.64%
      Highest contract charge 0.60% Class A   $204.89           --                   --             --       12.95%
      All contract charges                         --          204             $ 29,351           1.45%         --
2011  Lowest contract charge 0.00% Class A    $190.61           --                   --             --       (2.86)%
      Highest contract charge 0.60% Class A   $181.40           --                   --             --       (3.44)%
      All contract charges                         --          203             $ 27,534           1.27%         --
EQ/BLACKROCK BASIC VALUE EQUITY
2015  Lowest contract charge 0.00% Class B    $404.30           --                   --             --       (6.15)%
      Highest contract charge 0.90% Class B   $341.52           --                   --             --       (6.99)%
      All contract charges                         --          436             $158,529           1.28%         --
2014  Lowest contract charge 0.00% Class B    $430.79           --                   --             --        9.70%
      Highest contract charge 0.90% Class B   $367.20           --                   --             --        8.72%
      All contract charges                         --          463             $179,873           1.07%         --
2013  Lowest contract charge 0.00% Class B    $392.69           --                   --             --       37.73%
      Highest contract charge 0.90% Class B   $337.76           --                   --             --       36.49%
      All contract charges                         --          485             $172,038           1.61%         --
2012  Lowest contract charge 0.00% Class B    $285.11           --                   --             --       13.63%
      Highest contract charge 0.90% Class B   $247.46           --                   --             --       12.61%
      All contract charges                         --          514             $132,813           1.45%         --
2011  Lowest contract charge 0.00% Class B    $250.90           --                   --             --       (3.10)%
      Highest contract charge 0.90% Class B   $219.75           --                   --             --       (3.98)%
      All contract charges                         --          604             $138,637           1.27%         --
EQ/BOSTON ADVISORS EQUITY INCOME
2015  Lowest contract charge 0.00% Class A    $143.34           --                   --             --       (1.70)%
      Highest contract charge 0.90% Class A   $132.50           --                   --             --       (2.59)%
      All contract charges                         --           33             $  4,517           1.55%         --
2014  Lowest contract charge 0.00% Class A    $145.82           --                   --             --        8.67%
      Highest contract charge 0.90% Class A   $136.02           --                   --             --        7.70%
      All contract charges                         --           37             $  5,222           1.56%         --
2013  Lowest contract charge 0.00% Class A    $134.19           --                   --             --       31.75%
      Highest contract charge 0.90% Class A   $126.30           --                   --             --       30.56%
      All contract charges                         --           45             $  5,916           1.94%         --
2012  Lowest contract charge 0.00% Class A    $101.85           --                   --             --       17.73%
      Highest contract charge 0.90% Class A   $ 96.74           --                   --             --       16.68%
      All contract charges                         --           56             $  5,501           2.23%         --
2011  Lowest contract charge 0.00% Class A    $ 86.51           --                   --             --       (0.15)%
      Highest contract charge 0.90% Class A   $ 82.91           --                   --             --       (1.05)%
      All contract charges                         --           50             $  4,192           2.15%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/BOSTON ADVISORS EQUITY INCOME
2015  Lowest contract charge 0.00% Class B    $ 197.51         --                    --             --       (1.70)%
      Highest contract charge 0.60% Class B   $ 134.44         --                    --             --       (2.29)%
      All contract charges                          --         79               $14,262           1.55%         --
2014  Lowest contract charge 0.00% Class B    $ 200.93         --                    --             --        8.67%
      Highest contract charge 0.60% Class B   $ 137.59         --                    --             --        8.02%
      All contract charges                          --         82               $15,156           1.56%         --
2013  Lowest contract charge 0.00% Class B    $ 184.90         --                    --             --       31.75%
      Highest contract charge 0.60% Class B   $ 127.38         --                    --             --       30.97%
      All contract charges                          --         82               $13,916           1.94%         --
2012  Lowest contract charge 0.00% Class B    $ 140.34         --                    --             --       17.73%
      Highest contract charge 0.60% Class B   $  97.26         --                    --             --       17.03%
      All contract charges                          --         84               $11,002           2.23%         --
2011  Lowest contract charge 0.00% Class B    $ 119.20         --                    --             --       (0.39)%
      Highest contract charge 0.60% Class B   $  83.11         --                    --             --       (0.99)%
      All contract charges                          --         70               $ 7,794           2.15%         --
EQ/CALVERT SOCIALLY RESPONSIBLE
2015  Lowest contract charge 0.00% Class A    $ 258.91         --                    --             --        0.47%
      Highest contract charge 0.00% Class A   $ 258.91         --                    --             --        0.47%
      All contract charges                          --          1               $   216           1.07%         --
2014  Lowest contract charge 0.00% Class A    $ 257.71         --                    --             --       13.61%
      Highest contract charge 0.00% Class A   $ 257.71         --                    --             --       13.61%
      All contract charges                          --          1               $   177           0.84%         --
2013  Lowest contract charge 0.00% Class A    $ 226.84         --                    --             --       34.33%
      Highest contract charge 0.00% Class A   $ 226.84         --                    --             --       34.33%
      All contract charges                          --          1               $   164           0.78%         --
2012  Lowest contract charge 0.00% Class A    $ 168.87         --                    --             --       16.74%
      Highest contract charge 0.00% Class A   $ 168.87         --                    --             --       16.74%
      All contract charges                          --          1               $   102           1.03%         --
2011  Lowest contract charge 0.00% Class A    $ 144.65         --                    --             --        0.52%
      Highest contract charge 0.00% Class A   $ 144.65         --                    --             --        0.52%
      All contract charges                          --         --               $    61           0.42%         --
EQ/CALVERT SOCIALLY RESPONSIBLE
2015  Lowest contract charge 0.00% Class B    $ 162.21         --                    --             --        0.48%
      Highest contract charge 0.90% Class B   $ 139.88         --                    --             --       (0.43)%
      All contract charges                          --         11               $ 1,624           1.07%         --
2014  Lowest contract charge 0.00% Class B    $ 161.44         --                    --             --       13.61%
      Highest contract charge 0.80% Class B   $ 142.67         --                    --             --       12.70%
      All contract charges                          --          9               $ 1,403           0.84%         --
2013  Lowest contract charge 0.00% Class B    $ 142.10         --                    --             --       34.33%
      Highest contract charge 0.80% Class B   $ 126.59         --                    --             --       33.25%
      All contract charges                          --          7               $ 1,016           0.78%         --
2012  Lowest contract charge 0.00% Class B    $ 105.78         --                    --             --       16.73%
      Highest contract charge 0.80% Class B   $  95.00         --                    --             --       15.81%
      All contract charges                          --          8               $   826           1.03%         --
2011  Lowest contract charge 0.00% Class B    $  90.62         --                    --             --        0.28%
      Highest contract charge 0.90% Class B   $  81.02         --                    --             --       (0.63)%
      All contract charges                          --          7               $   609           0.42%         --
EQ/CAPITAL GUARDIAN RESEARCH
2015  Lowest contract charge 0.00% Class A    $ 326.03         --                    --             --        1.91%
      Highest contract charge 0.60% Class A   $ 206.84         --                    --             --        1.30%
      All contract charges                          --         62               $14,705           0.59%         --
2014  Lowest contract charge 0.00% Class A    $ 319.92         --                    --             --       10.51%
      Highest contract charge 0.60% Class A   $ 204.19         --                    --             --        9.85%
      All contract charges                          --         62               $15,531           0.70%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $289.49            --                   --            --       31.79%
      Highest contract charge 0.60% Class A   $185.88            --                   --            --       31.00%
      All contract charges                         --            68           $   15,218          1.47%         --
2012  Lowest contract charge 0.00% Class A    $219.66            --                   --            --       17.41%
      Highest contract charge 0.60% Class A   $141.89            --                   --            --       16.70%
      All contract charges                         --            66           $   11,802          0.90%         --
2011  Lowest contract charge 0.00% Class A    $187.09            --                   --            --        4.26%
      Highest contract charge 0.60% Class A   $121.59            --                   --            --        3.64%
      All contract charges                         --            65           $   10,218          0.74%         --
EQ/CAPITAL GUARDIAN RESEARCH
2015  Lowest contract charge 0.00% Class B    $247.65            --                   --            --        1.91%
      Highest contract charge 0.90% Class B   $213.65            --                   --            --        1.00%
      All contract charges                         --           417           $   94,238          0.59%         --
2014  Lowest contract charge 0.00% Class B    $243.01            --                   --            --       10.51%
      Highest contract charge 0.90% Class B   $211.54            --                   --            --        9.52%
      All contract charges                         --           419           $   93,222          0.70%         --
2013  Lowest contract charge 0.00% Class B    $219.89            --                   --            --       31.77%
      Highest contract charge 0.90% Class B   $193.16            --                   --            --       30.58%
      All contract charges                         --           468           $   94,736          1.47%         --
2012  Lowest contract charge 0.00% Class B    $166.88            --                   --            --       17.41%
      Highest contract charge 0.90% Class B   $147.92            --                   --            --       16.34%
      All contract charges                         --           496           $   76,677          0.90%         --
2011  Lowest contract charge 0.00% Class B    $142.14            --                   --            --        4.00%
      Highest contract charge 0.90% Class B   $127.14            --                   --            --        3.07%
      All contract charges                         --           548           $   72,714          0.74%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.00% Class A    $534.69            --                   --            --       (0.05)%
      Highest contract charge 0.90% Class A   $554.08            --                   --            --       (0.95)%
      All contract charges                         --         1,448           $1,330,558          1.37%         --
2014  Lowest contract charge 0.00% Class A    $534.98            --                   --            --       12.05%
      Highest contract charge 0.90% Class A   $559.42            --                   --            --       11.05%
      All contract charges                         --         1,467           $1,441,799          1.24%         --
2013  Lowest contract charge 0.00% Class A    $477.43            --                   --            --       32.47%
      Highest contract charge 0.90% Class A   $503.77            --                   --            --       31.28%
      All contract charges                         --         1,573           $1,403,125          1.29%         --
2012  Lowest contract charge 0.00% Class A    $360.41            --                   --            --       15.60%
      Highest contract charge 0.90% Class A   $383.74            --                   --            --       14.55%
      All contract charges                         --         1,722           $1,173,665          1.55%         --
2011  Lowest contract charge 0.00% Class A    $311.78            --                   --            --        0.78%
      Highest contract charge 0.90% Class A   $334.99            --                   --            --       (0.13)%
      All contract charges                         --         1,883           $1,134,175          1.45%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.00% Class B    $166.98            --                   --            --       (0.05)%
      Highest contract charge 0.60% Class B   $182.07            --                   --            --       (0.65)%
      All contract charges                         --         1,016           $  181,517          1.37%         --
2014  Lowest contract charge 0.00% Class B    $167.07            --                   --            --       12.05%
      Highest contract charge 0.60% Class B   $183.27            --                   --            --       11.38%
      All contract charges                         --         1,060           $  191,161          1.24%         --
2013  Lowest contract charge 0.00% Class B    $149.10            --                   --            --       32.47%
      Highest contract charge 0.60% Class B   $164.54            --                   --            --       31.67%
      All contract charges                         --         1,115           $  180,697          1.29%         --
2012  Lowest contract charge 0.00% Class B    $112.55            --                   --            --       15.59%
      Highest contract charge 0.60% Class B   $124.96            --                   --            --       14.90%
      All contract charges                         --         1,185           $  146,090          1.55%         --
2011  Lowest contract charge 0.00% Class B    $ 97.37            --                   --            --        0.54%
      Highest contract charge 0.60% Class B   $108.76            --                   --            --       (0.06)%
      All contract charges                         --         1,270           $  136,452          1.45%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/CORE BOND INDEX
2015  Lowest contract charge 0.00% Class A    $ 133.51           --                  --             --        0.44%
      Highest contract charge 0.90% Class A   $ 122.87           --                  --             --       (0.47)%
      All contract charges                          --          207            $ 29,322           1.49%         --
2014  Lowest contract charge 0.00% Class A    $ 132.93           --                  --             --        2.41%
      Highest contract charge 0.90% Class A   $ 123.45           --                  --             --        1.50%
      All contract charges                          --          219            $ 30,635           1.31%         --
2013  Lowest contract charge 0.00% Class A    $ 129.80           --                  --             --       (1.58)%
      Highest contract charge 0.90% Class A   $ 121.63           --                  --             --       (2.48)%
      All contract charges                          --          231            $ 31,506           1.17%         --
2012  Lowest contract charge 0.00% Class A    $ 131.89           --                  --             --        3.16%
      Highest contract charge 0.90% Class A   $ 124.72           --                  --             --        2.23%
      All contract charges                          --          250            $ 34,953           1.45%         --
2011  Lowest contract charge 0.00% Class A    $ 127.85           --                  --             --        5.06%
      Highest contract charge 0.90% Class A   $ 122.00           --                  --             --        4.12%
      All contract charges                          --          260            $ 35,436           2.03%         --
EQ/CORE BOND INDEX
2015  Lowest contract charge 0.00% Class B    $ 138.72           --                  --             --        0.44%
      Highest contract charge 0.60% Class B   $ 156.34           --                  --             --       (0.17)%
      All contract charges                          --          157            $ 23,116           1.49%         --
2014  Lowest contract charge 0.00% Class B    $ 138.11           --                  --             --        2.41%
      Highest contract charge 0.60% Class B   $ 156.60           --                  --             --        1.80%
      All contract charges                          --          151            $ 22,367           1.31%         --
2013  Lowest contract charge 0.00% Class B    $ 134.86           --                  --             --       (1.59)%
      Highest contract charge 0.60% Class B   $ 153.83           --                  --             --       (2.18)%
      All contract charges                          --          150            $ 21,831           1.17%         --
2012  Lowest contract charge 0.00% Class B    $ 137.04           --                  --             --        3.16%
      Highest contract charge 0.60% Class B   $ 157.26           --                  --             --        2.54%
      All contract charges                          --          135            $ 20,043           1.45%         --
2011  Lowest contract charge 0.00% Class B    $ 132.84           --                  --             --        4.80%
      Highest contract charge 0.60% Class B   $ 153.36           --                  --             --        4.17%
      All contract charges                          --          129            $ 18,727           2.03%         --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.00% Class A    $ 607.76           --                  --             --        0.80%
      Highest contract charge 0.90% Class A   $ 504.12           --                  --             --       (0.11)%
      All contract charges                          --        1,399            $519,057           1.61%         --
2014  Lowest contract charge 0.00% Class A    $ 602.94           --                  --             --       12.98%
      Highest contract charge 0.90% Class A   $ 504.66           --                  --             --       11.96%
      All contract charges                          --        1,320            $556,228           1.39%         --
2013  Lowest contract charge 0.00% Class A    $ 533.69           --                  --             --       31.51%
      Highest contract charge 0.90% Class A   $ 450.76           --                  --             --       30.33%
      All contract charges                          --        1,173            $536,839           1.48%         --
2012  Lowest contract charge 0.00% Class A    $ 405.81           --                  --             --       15.23%
      Highest contract charge 0.90% Class A   $ 345.86           --                  --             --       14.19%
      All contract charges                          --        1,232            $439,198           1.70%         --
2011  Lowest contract charge 0.00% Class A    $ 352.17           --                  --             --        1.77%
      Highest contract charge 0.90% Class A   $ 302.87           --                  --             --        0.85%
      All contract charges                          --        1,247            $396,873           1.66%         --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.00% Class B    $ 183.95           --                  --             --        0.79%
      Highest contract charge 0.60% Class B   $ 171.99           --                  --             --        0.19%
      All contract charges                          --        1,073            $191,053           1.61%         --
2014  Lowest contract charge 0.00% Class B    $ 182.51           --                  --             --       12.97%
      Highest contract charge 0.60% Class B   $ 171.67           --                  --             --       12.30%
      All contract charges                          --        1,056            $186,511           1.39%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/EQUITY 500 INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $161.55            --                  --             --       31.51%
      Highest contract charge 0.60% Class B   $152.87            --                  --             --       30.73%
      All contract charges                         --         1,016            $158,969           1.48%         --
2012  Lowest contract charge 0.00% Class B    $122.84            --                  --             --       15.23%
      Highest contract charge 0.60% Class B   $116.94            --                  --             --       14.53%
      All contract charges                         --           977            $116,149           1.70%         --
2011  Lowest contract charge 0.00% Class B    $106.60            --                  --             --        1.51%
      Highest contract charge 0.60% Class B   $102.10            --                  --             --        0.91%
      All contract charges                         --           977            $100,915           1.66%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2015  Lowest contract charge 0.00% Class A    $130.42            --                  --             --        2.63%
      Highest contract charge 0.00% Class A   $130.42            --                  --             --        2.63%
      All contract charges                         --            21            $    699           0.00%         --
2014  Lowest contract charge 0.00% Class A    $127.08            --                  --             --        1.64%
      Highest contract charge 0.00% Class A   $127.08            --                  --             --        1.64%
      All contract charges                         --            17            $    633           0.00%         --
2013  Lowest contract charge 0.00% Class A    $125.03            --                  --             --       10.98%
      Highest contract charge 0.00% Class A   $125.03            --                  --             --       10.98%
      All contract charges                         --            16            $    849           0.42%         --
2012  Lowest contract charge 0.00% Class A    $112.66            --                  --             --        5.25%
      Highest contract charge 0.00% Class A   $112.66            --                  --             --        5.25%
      All contract charges                         --             9            $    561           0.00%         --
2011  Lowest contract charge 0.00% Class A    $107.04            --                  --             --        1.60%
      Highest contract charge 0.00% Class A   $107.04            --                  --             --        1.60%
      All contract charges                         --             9            $    922           0.22%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2015  Lowest contract charge 0.00% Class B    $167.33            --                  --             --        2.62%
      Highest contract charge 0.90% Class B   $124.01            --                  --             --        1.70%
      All contract charges                         --            96            $ 13,717           0.00%         --
2014  Lowest contract charge 0.00% Class B    $163.06            --                  --             --        1.64%
      Highest contract charge 0.90% Class B   $121.94            --                  --             --        0.73%
      All contract charges                         --            96            $ 13,401           0.00%         --
2013  Lowest contract charge 0.00% Class B    $160.43            --                  --             --       10.98%
      Highest contract charge 0.90% Class B   $121.06            --                  --             --        9.99%
      All contract charges                         --            86            $ 11,645           0.42%         --
2012  Lowest contract charge 0.00% Class B    $144.55            --                  --             --        5.25%
      Highest contract charge 0.90% Class B   $110.07            --                  --             --        4.29%
      All contract charges                         --            96            $ 11,453           0.00%         --
2011  Lowest contract charge 0.00% Class B    $137.34            --                  --             --        1.35%
      Highest contract charge 0.90% Class B   $105.54            --                  --             --        0.44%
      All contract charges                         --           101            $ 11,469           0.22%         --
EQ/GAMCO SMALL COMPANY VALUE
2015  Lowest contract charge 0.00% Class A    $175.04            --                  --             --       (5.70)%
      Highest contract charge 0.00% Class A   $175.04            --                  --             --       (5.70)%
      All contract charges                         --           156            $  4,668           0.53%         --
2014  Lowest contract charge 0.00% Class A    $185.62            --                  --             --        3.07%
      Highest contract charge 0.00% Class A   $185.62            --                  --             --        3.07%
      All contract charges                         --           105            $  4,528           0.28%         --
2013  Lowest contract charge 0.00% Class A    $180.09            --                  --             --       39.12%
      Highest contract charge 0.00% Class A   $180.09            --                  --             --       39.12%
      All contract charges                         --            63            $  3,445           0.28%         --
2012  Lowest contract charge 0.00% Class A    $129.45            --                  --             --       17.84%
      Highest contract charge 0.00% Class A   $129.45            --                  --             --       17.84%
      All contract charges                         --            32            $  1,742           1.26%         --
2011  Lowest contract charge 0.00% Class A    $109.85            --                  --             --       (3.25)%
      Highest contract charge 0.00% Class A   $109.85            --                  --             --       (3.25)%
      All contract charges                         --            46            $  3,385           0.08%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/GAMCO SMALL COMPANY VALUE
2015  Lowest contract charge 0.00% Class B    $307.85           --                   --             --       (5.70)%
      Highest contract charge 0.90% Class B   $185.87           --                   --             --       (6.55)%
      All contract charges                         --          566             $139,280           0.53%         --
2014  Lowest contract charge 0.00% Class B    $326.46           --                   --             --        3.07%
      Highest contract charge 0.90% Class B   $198.90           --                   --             --        2.14%
      All contract charges                         --          591             $151,989           0.28%         --
2013  Lowest contract charge 0.00% Class B    $316.74           --                   --             --       39.11%
      Highest contract charge 0.90% Class B   $194.73           --                   --             --       37.86%
      All contract charges                         --          613             $150,594           0.28%         --
2012  Lowest contract charge 0.00% Class B    $227.69           --                   --             --       17.85%
      Highest contract charge 0.90% Class B   $141.25           --                   --             --       16.78%
      All contract charges                         --          586             $103,111           1.26%         --
2011  Lowest contract charge 0.00% Class B    $193.20           --                   --             --       (3.49)%
      Highest contract charge 0.90% Class B   $120.95           --                   --             --       (4.36)%
      All contract charges                         --          589             $ 86,433           0.08%         --
EQ/GLOBAL BOND PLUS
2015  Lowest contract charge 0.00% Class A    $137.20           --                   --             --       (3.80)%
      Highest contract charge 0.90% Class A   $118.77           --                   --             --       (4.66)%
      All contract charges                         --           93             $  8,563           0.04%         --
2014  Lowest contract charge 0.00% Class A    $142.62           --                   --             --        0.88%
      Highest contract charge 0.90% Class A   $124.58           --                   --             --       (0.02)%
      All contract charges                         --          100             $ 11,375           0.67%         --
2013  Lowest contract charge 0.00% Class A    $141.37           --                   --             --       (2.56)%
      Highest contract charge 0.90% Class A   $124.61           --                   --             --       (3.44)%
      All contract charges                         --          103             $ 12,060           0.01%         --
2012  Lowest contract charge 0.00% Class A    $145.08           --                   --             --        3.76%
      Highest contract charge 0.90% Class A   $129.05           --                   --             --        2.83%
      All contract charges                         --          114             $ 14,379           1.45%         --
2011  Lowest contract charge 0.00% Class A    $139.82           --                   --             --        4.63%
      Highest contract charge 0.90% Class A   $125.50           --                   --             --        3.69%
      All contract charges                         --          117             $ 15,161           2.50%         --
EQ/GLOBAL BOND PLUS
2015  Lowest contract charge 0.00% Class B    $130.75           --                   --             --       (3.80)%
      Highest contract charge 0.60% Class B   $120.50           --                   --             --       (4.38)%
      All contract charges                         --           66             $  8,457           0.04%         --
2014  Lowest contract charge 0.00% Class B    $135.92           --                   --             --        0.89%
      Highest contract charge 0.60% Class B   $126.02           --                   --             --        0.29%
      All contract charges                         --           67             $  8,941           0.67%         --
2013  Lowest contract charge 0.00% Class B    $134.72           --                   --             --       (2.51)%
      Highest contract charge 0.60% Class B   $125.66           --                   --             --       (3.10)%
      All contract charges                         --           68             $  8,897           0.01%         --
2012  Lowest contract charge 0.00% Class B    $138.19           --                   --             --        3.72%
      Highest contract charge 0.60% Class B   $129.68           --                   --             --        3.10%
      All contract charges                         --           65             $  8,798           1.45%         --
2011  Lowest contract charge 0.00% Class B    $133.23           --                   --             --        4.40%
      Highest contract charge 0.60% Class B   $125.78           --                   --             --        3.77%
      All contract charges                         --           65             $  8,465           2.50%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.00% Class A    $233.88           --                   --             --        0.43%
      Highest contract charge 0.90% Class A   $201.98           --                   --             --       (0.47)%
      All contract charges                         --          323             $ 65,486           0.60%         --
2014  Lowest contract charge 0.00% Class A    $232.88           --                   --             --        1.53%
      Highest contract charge 0.90% Class A   $202.94           --                   --             --        0.62%
      All contract charges                         --          318             $ 65,987           0.40%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $229.37            --                  --             --        (1.64)%
      Highest contract charge 0.90% Class A   $201.69            --                  --             --        (2.53)%
      All contract charges                         --           320            $ 68,033           0.21%          --
2012  Lowest contract charge 0.00% Class A    $233.19            --                  --             --         0.97%
      Highest contract charge 0.90% Class A   $206.92            --                  --             --         0.06%
      All contract charges                         --           338            $ 72,995           0.24%          --
2011  Lowest contract charge 0.00% Class A    $230.94            --                  --             --         5.56%
      Highest contract charge 0.90% Class A   $206.79            --                  --             --         4.61%
      All contract charges                         --           338            $ 77,711           0.57%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.00% Class B    $167.94            --                  --             --         0.42%
      Highest contract charge 0.60% Class B   $151.91            --                  --             --        (0.18)%
      All contract charges                         --           120            $ 18,638           0.60%          --
2014  Lowest contract charge 0.00% Class B    $167.23            --                  --             --         1.54%
      Highest contract charge 0.60% Class B   $152.18            --                  --             --         0.93%
      All contract charges                         --           125            $ 19,156           0.40%          --
2013  Lowest contract charge 0.00% Class B    $164.70            --                  --             --        (1.64)%
      Highest contract charge 0.60% Class B   $150.78            --                  --             --        (2.24)%
      All contract charges                         --           136            $ 20,907           0.21%          --
2012  Lowest contract charge 0.00% Class B    $167.45            --                  --             --         0.98%
      Highest contract charge 0.60% Class B   $154.23            --                  --             --         0.37%
      All contract charges                         --           141            $ 21,902           0.24%          --
2011  Lowest contract charge 0.00% Class B    $165.83            --                  --             --         5.30%
      Highest contract charge 0.60% Class B   $153.66            --                  --             --         4.67%
      All contract charges                         --           147            $ 22,715           0.57%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.00% Class A    $186.71            --                  --             --        (2.14)%
      Highest contract charge 0.90% Class A   $154.77            --                  --             --        (3.02)%
      All contract charges                         --         1,506            $232,186           2.32%          --
2014  Lowest contract charge 0.00% Class A    $190.79            --                  --             --        (6.90)%
      Highest contract charge 0.90% Class A   $159.59            --                  --             --        (7.74)%
      All contract charges                         --         1,507            $254,494           2.97%          --
2013  Lowest contract charge 0.00% Class A    $204.93            --                  --             --        21.47%
      Highest contract charge 0.90% Class A   $172.97            --                  --             --        20.38%
      All contract charges                         --         1,613            $295,783           2.22%          --
2012  Lowest contract charge 0.00% Class A    $168.71            --                  --             --        16.27%
      Highest contract charge 0.90% Class A   $143.69            --                  --             --        15.22%
      All contract charges                         --         1,765            $269,148           2.95%          --
2011  Lowest contract charge 0.00% Class A    $145.10            --                  --             --       (11.98)%
      Highest contract charge 0.90% Class A   $124.71            --                  --             --       (12.77)%
      All contract charges                         --         2,078            $275,646           2.92%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.00% Class B    $127.47            --                  --             --        (2.13)%
      Highest contract charge 0.90% Class B   $113.94            --                  --             --        (3.02)%
      All contract charges                         --           424            $ 52,585           2.32%          --
2014  Lowest contract charge 0.00% Class B    $130.25            --                  --             --        (6.90)%
      Highest contract charge 0.90% Class B   $117.49            --                  --             --        (7.74)%
      All contract charges                         --           414            $ 52,708           2.97%          --
2013  Lowest contract charge 0.00% Class B    $139.91            --                  --             --        21.47%
      Highest contract charge 0.90% Class B   $127.34            --                  --             --        20.38%
      All contract charges                         --           414            $ 56,742           2.22%          --
2012  Lowest contract charge 0.00% Class B    $115.18            --                  --             --        16.27%
      Highest contract charge 0.90% Class B   $105.78            --                  --             --        15.22%
      All contract charges                         --           424            $ 47,958           2.95%          --
2011  Lowest contract charge 0.00% Class B    $ 99.06            --                  --             --       (12.20)%
      Highest contract charge 0.90% Class B   $ 91.81            --                  --             --       (12.98)%
      All contract charges                         --           446            $ 43,556           2.92%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/INVESCO COMSTOCK (E)
2015  Lowest contract charge 0.00% Class A    $139.54            --                  --             --       (6.19)%
      Highest contract charge 0.90% Class A   $128.99            --                  --             --       (7.03)%
      All contract charges                         --           100             $12,263           2.18%         --
2014  Lowest contract charge 0.00% Class A    $148.75            --                  --             --        8.92%
      Highest contract charge 0.90% Class A   $138.74            --                  --             --        7.94%
      All contract charges                         --           101             $13,086           1.88%         --
2013  Lowest contract charge 0.00% Class A    $136.57            --                  --             --       35.08%
      Highest contract charge 0.90% Class A   $128.54            --                  --             --       33.87%
      All contract charges                         --            37             $ 4,854           4.83%         --
2012  Lowest contract charge 0.00% Class A    $101.10            --                  --             --       18.43%
      Highest contract charge 0.90% Class A   $ 96.02            --                  --             --       17.36%
      All contract charges                         --            28             $ 2,765           1.26%         --
2011  Lowest contract charge 0.00% Class A    $ 85.37            --                  --             --       (1.74)%
      Highest contract charge 0.90% Class A   $ 81.82            --                  --             --       (2.62)%
      All contract charges                         --            30             $ 2,522           1.50%         --
EQ/INVESCO COMSTOCK(E)
2015  Lowest contract charge 0.00% Class B    $177.64            --                  --             --       (6.19)%
      Highest contract charge 0.60% Class B   $130.81            --                  --             --       (6.75)%
      All contract charges                         --            71             $11,678           2.18%         --
2014  Lowest contract charge 0.00% Class B    $189.36            --                  --             --        8.92%
      Highest contract charge 0.60% Class B   $140.28            --                  --             --        8.26%
      All contract charges                         --            69             $12,100           1.88%         --
2013  Lowest contract charge 0.00% Class B    $173.86            --                  --             --       35.04%
      Highest contract charge 0.60% Class B   $129.58            --                  --             --       34.22%
      All contract charges                         --            34             $ 5,480           4.83%         --
2012  Lowest contract charge 0.00% Class B    $128.75            --                  --             --       18.42%
      Highest contract charge 0.60% Class B   $ 96.54            --                  --             --       17.72%
      All contract charges                         --            26             $ 3,084           1.26%         --
2011  Lowest contract charge 0.00% Class B    $108.72            --                  --             --       (1.99)%
      Highest contract charge 0.60% Class B   $ 82.01            --                  --             --       (2.58)%
      All contract charges                         --            28             $ 2,896           1.50%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2015  Lowest contract charge 0.00% Class A    $289.59            --                  --             --       (2.25)%
      Highest contract charge 0.00% Class A   $289.59            --                  --             --       (2.25)%
      All contract charges                         --            30             $ 2,225           0.70%         --
2014  Lowest contract charge 0.00% Class A    $296.27            --                  --             --       14.37%
      Highest contract charge 0.00% Class A   $296.27            --                  --             --       14.37%
      All contract charges                         --            21             $ 1,687           1.08%         --
2013  Lowest contract charge 0.00% Class A    $259.04            --                  --             --       35.80%
      Highest contract charge 0.00% Class A   $259.04            --                  --             --       35.80%
      All contract charges                         --        14$                  1,248           2.02%         --
2012  Lowest contract charge 0.00% Class A    $190.75            --                  --             --       16.06%
      Highest contract charge 0.00% Class A   $190.75            --                  --             --       16.06%
      All contract charges                         --            11             $ 1,238           0.94%         --
2011  Lowest contract charge 0.00% Class A    $164.36            --                  --             --       (4.99)%
      Highest contract charge 0.00% Class A   $164.36            --                  --             --       (4.99)%
      All contract charges                         --            11             $ 1,436           1.04%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2015  Lowest contract charge 0.00% Class B    $270.42            --                  --             --       (2.28)%
      Highest contract charge 0.90% Class B   $228.43            --                  --             --       (3.16)%
      All contract charges                         --           121             $29,513           0.70%         --
2014  Lowest contract charge 0.00% Class B    $276.74            --                  --             --       14.38%
      Highest contract charge 0.90% Class B   $235.89            --                  --             --       13.35%
      All contract charges                         --           124             $30,663           1.08%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $241.95            --                  --             --       35.78%
      Highest contract charge 0.90% Class B   $208.11            --                  --             --       34.57%
      All contract charges                         --           127            $ 27,606           2.02%         --
2012  Lowest contract charge 0.00% Class B    $178.19            --                  --             --       16.05%
      Highest contract charge 0.90% Class B   $154.65            --                  --             --       15.00%
      All contract charges                         --           131            $ 21,061           0.94%         --
2011  Lowest contract charge 0.00% Class B    $153.55            --                  --             --       (5.23)%
      Highest contract charge 0.90% Class B   $134.48            --                  --             --       (6.08)%
      All contract charges                         --           150            $ 20,928           1.04%         --
EQ/LARGE CAP GROWTH INDEX
2015  Lowest contract charge 0.00% Class A    $329.10            --                  --             --        4.86%
      Highest contract charge 0.60% Class A   $220.46            --                  --             --        4.23%
      All contract charges                         --            77            $ 16,461           0.87%         --
2014  Lowest contract charge 0.00% Class A    $313.85            --                  --             --       12.24%
      Highest contract charge 0.60% Class A   $211.51            --                  --             --       11.57%
      All contract charges                         --            67            $ 15,886           0.91%         --
2013  Lowest contract charge 0.00% Class A    $279.62            --                  --             --       32.50%
      Highest contract charge 0.60% Class A   $189.58            --                  --             --       31.70%
      All contract charges                         --            66            $ 14,826           0.96%         --
2012  Lowest contract charge 0.00% Class A    $211.04            --                  --             --       14.73%
      Highest contract charge 0.60% Class A   $143.95            --                  --             --       14.04%
      All contract charges                         --            65            $ 11,617           1.19%         --
2011  Lowest contract charge 0.00% Class A    $183.95            --                  --             --        2.61%
      Highest contract charge 0.60% Class A   $126.23            --                  --             --        2.00%
      All contract charges                         --            60            $ 10,327           0.91%         --
EQ/LARGE CAP GROWTH INDEX
2015  Lowest contract charge 0.00% Class B    $163.77            --                  --             --        4.87%
      Highest contract charge 0.90% Class B   $140.97            --                  --             --        3.92%
      All contract charges                         --           764            $114,945           0.87%         --
2014  Lowest contract charge 0.00% Class B    $156.17            --                  --             --       12.24%
      Highest contract charge 0.90% Class B   $135.65            --                  --             --       11.22%
      All contract charges                         --           805            $115,779           0.91%         --
2013  Lowest contract charge 0.00% Class B    $139.14            --                  --             --       32.49%
      Highest contract charge 0.90% Class B   $121.96            --                  --             --       31.30%
      All contract charges                         --           883            $113,856           0.96%         --
2012  Lowest contract charge 0.00% Class B    $105.02            --                  --             --       14.73%
      Highest contract charge 0.90% Class B   $ 92.89            --                  --             --       13.70%
      All contract charges                         --           967            $ 94,644           1.19%         --
2011  Lowest contract charge 0.00% Class B    $ 91.54            --                  --             --        2.35%
      Highest contract charge 0.90% Class B   $ 81.70            --                  --             --        1.43%
      All contract charges                         --         1,040            $ 89,012           0.91%         --
EQ/LARGE CAP VALUE INDEX
2015  Lowest contract charge 0.00% Class A    $ 90.64            --                  --             --       (4.43)%
      Highest contract charge 0.90% Class A   $ 83.78            --                  --             --       (5.29)%
      All contract charges                         --           114            $ 10,014           1.96%         --
2014  Lowest contract charge 0.00% Class A    $ 94.84            --                  --             --       12.62%
      Highest contract charge 0.90% Class A   $ 88.46            --                  --             --       11.61%
      All contract charges                         --           112            $ 10,362           1.62%         --
2013  Lowest contract charge 0.00% Class A    $ 84.21            --                  --             --       31.60%
      Highest contract charge 0.90% Class A   $ 79.26            --                  --             --       30.40%
      All contract charges                         --           101            $  8,239           1.56%         --
2012  Lowest contract charge 0.00% Class A    $ 63.99            --                  --             --       16.60%
      Highest contract charge 0.90% Class A   $ 60.78            --                  --             --       15.55%
      All contract charges                         --           104            $  6,437           1.95%         --
2011  Lowest contract charge 0.00% Class A    $ 54.88            --                  --             --       (0.09)%
      Highest contract charge 0.90% Class A   $ 52.60            --                  --             --       (0.98)%
      All contract charges                         --           110            $  5,896           2.12%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/LARGE CAP VALUE INDEX
2015  Lowest contract charge 0.00% Class B    $104.41           --                   --             --        (4.43)%
      Highest contract charge 0.60% Class B   $ 85.02           --                   --             --        (5.01)%
      All contract charges                         --           97              $ 9,549           1.96%          --
2014  Lowest contract charge 0.00% Class B    $109.25           --                   --             --        12.63%
      Highest contract charge 0.60% Class B   $ 89.50           --                   --             --        11.96%
      All contract charges                         --           84              $ 8,774           1.62%          --
2013  Lowest contract charge 0.00% Class B    $ 97.00           --                   --             --        31.58%
      Highest contract charge 0.60% Class B   $ 79.94           --                   --             --        30.79%
      All contract charges                         --           76              $ 6,961           1.56%          --
2012  Lowest contract charge 0.00% Class B    $ 73.72           --                   --             --        16.59%
      Highest contract charge 0.60% Class B   $ 61.12           --                   --             --        15.89%
      All contract charges                         --           67              $ 4,746           1.95%          --
2011  Lowest contract charge 0.00% Class B    $ 63.23           --                   --             --        (0.32)%
      Highest contract charge 0.60% Class B   $ 52.74           --                   --             --        (0.92)%
      All contract charges                         --           67              $ 3,980           2.12%          --
EQ/MFS INTERNATIONAL GROWTH
2015  Lowest contract charge 0.00% Class B    $184.50           --                   --             --         0.20%
      Highest contract charge 0.90% Class B   $106.87           --                   --             --        (0.71)%
      All contract charges                         --          285              $37,624           0.60%          --
2014  Lowest contract charge 0.00% Class B    $184.13           --                   --             --        (5.01)%
      Highest contract charge 0.90% Class B   $107.63           --                   --             --        (5.86)%
      All contract charges                         --          287              $37,394           0.94%          --
2013  Lowest contract charge 0.00% Class B    $193.84           --                   --             --        13.65%
      Highest contract charge 0.90% Class B   $114.33           --                   --             --        12.63%
      All contract charges                         --          291              $39,189           0.94%          --
2012  Lowest contract charge 0.00% Class B    $170.56           --                   --             --        19.70%
      Highest contract charge 0.90% Class B   $101.51           --                   --             --        18.61%
      All contract charges                         --          285              $33,109           1.00%          --
2011  Lowest contract charge 0.00% Class B    $142.49           --                   --             --       (10.71)%
      Highest contract charge 0.90% Class B   $ 85.58           --                   --             --       (11.52)%
      All contract charges                         --          278              $26,742           0.65%          --
EQ/MID CAP INDEX
2015  Lowest contract charge 0.00% Class A    $330.36           --                   --             --        (2.86)%
      Highest contract charge 0.60% Class A   $227.90           --                   --             --        (3.44)%
      All contract charges                         --          141              $28,395           0.86%          --
2014  Lowest contract charge 0.00% Class A    $340.09           --                   --             --         8.99%
      Highest contract charge 0.60% Class A   $236.02           --                   --             --         8.34%
      All contract charges                         --          129              $29,901           0.80%          --
2013  Lowest contract charge 0.00% Class A    $312.03           --                   --             --        32.58%
      Highest contract charge 0.60% Class A   $217.86           --                   --             --        31.79%
      All contract charges                         --          119              $28,884           0.77%          --
2012  Lowest contract charge 0.00% Class A    $235.35           --                   --             --        17.08%
      Highest contract charge 0.60% Class A   $165.31           --                   --             --        16.37%
      All contract charges                         --          115              $23,264           0.95%          --
2011  Lowest contract charge 0.00% Class A    $201.02           --                   --             --        (2.16)%
      Highest contract charge 0.60% Class A   $142.05           --                   --             --        (2.75)%
      All contract charges                         --          115              $21,196           0.66%          --
EQ/MID CAP INDEX
2015  Lowest contract charge 0.00% Class B    $211.01           --                   --             --        (2.86)%
      Highest contract charge 0.90% Class B   $183.70           --                   --             --        (3.73)%
      All contract charges                         --          419              $82,531           0.86%          --
2014  Lowest contract charge 0.00% Class B    $217.22           --                   --             --         8.99%
      Highest contract charge 0.90% Class B   $190.82           --                   --             --         8.01%
      All contract charges                         --          427              $86,668           0.80%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/MID CAP INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $199.30            --                  --             --       32.58%
      Highest contract charge 0.90% Class B   $176.67            --                  --             --       31.38%
      All contract charges                         --           449            $ 83,977           0.77%         --
2012  Lowest contract charge 0.00% Class B    $150.33            --                  --             --       17.08%
      Highest contract charge 0.90% Class B   $134.47            --                  --             --       16.02%
      All contract charges                         --           453            $ 63,939           0.95%         --
2011  Lowest contract charge 0.00% Class B    $128.40            --                  --             --       (2.41)%
      Highest contract charge 0.90% Class B   $115.90            --                  --             --       (3.28)%
      All contract charges                         --           512            $ 62,176           0.66%         --
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $150.92            --                  --             --       (0.90)%
      All contract charges                         --         1,459            $116,349           0.00%         --
2014  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $152.29            --                  --             --       (0.90)%
      All contract charges                         --         1,156            $125,159           0.00%         --
2013  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $153.67            --                  --             --       (0.90)%
      All contract charges                         --         1,206            $130,681           0.00%         --
2012  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $155.07            --                  --             --       (0.90)%
      All contract charges                         --           951            $146,065           0.00%         --
2011  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $156.48            --                  --             --       (0.90)%
      All contract charges                         --         1,251            $172,257           0.01%         --
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class B    $131.49            --                  --             --       (0.01)%
      Highest contract charge 0.60% Class B   $124.42            --                  --             --       (0.60)%
      All contract charges                         --           343            $ 43,876           0.00%         --
2014  Lowest contract charge 0.00% Class B    $131.50            --                  --             --        0.01%
      Highest contract charge 0.60% Class B   $125.17            --                  --             --       (0.60)%
      All contract charges                         --           330            $ 42,162           0.00%         --
2013  Lowest contract charge 0.00% Class B    $131.49            --                  --             --        0.00%
      Highest contract charge 0.60% Class B   $125.93            --                  --             --       (0.60)%
      All contract charges                         --           407            $ 52,804           0.00%         --
2012  Lowest contract charge 0.00% Class B    $131.49            --                  --             --        0.00%
      Highest contract charge 0.60% Class B   $126.69            --                  --             --       (0.60)%
      All contract charges                         --           525            $ 67,686           0.00%         --
2011  Lowest contract charge 0.00% Class B    $131.49            --                  --             --        0.00%
      Highest contract charge 0.60% Class B   $127.45            --                  --             --       (0.60)%
      All contract charges                         --           493            $ 63,707           0.01%         --
EQ/MORGAN STANLEY MID CAP GROWTH
2015  Lowest contract charge 0.00% Class A    $164.82            --                  --             --       (5.49)%
      Highest contract charge 0.90% Class A   $152.35            --                  --             --       (6.34)%
      All contract charges                         --           129            $ 20,433           0.00%         --
2014  Lowest contract charge 0.00% Class A    $174.40            --                  --             --       (0.71)%
      Highest contract charge 0.90% Class A   $162.67            --                  --             --       (1.60)%
      All contract charges                         --           154            $ 25,987           0.00%         --
2013  Lowest contract charge 0.00% Class A    $175.64            --                  --             --       38.54%
      Highest contract charge 0.90% Class A   $165.32            --                  --             --       37.30%
      All contract charges                         --           185            $ 31,481           0.00%         --
2012  Lowest contract charge 0.00% Class A    $126.78            --                  --             --        8.76%
      Highest contract charge 0.90% Class A   $120.41            --                  --             --        7.78%
      All contract charges                         --           248            $ 30,567           0.43%         --
2011  Lowest contract charge 0.00% Class A    $116.57            --                  --             --       (7.47)%
      Highest contract charge 0.90% Class A   $111.72            --                  --             --       (8.31)%
      All contract charges                         --           303            $ 34,553           0.25%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/MORGAN STANLEY MID CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $238.53           --                   --             --       (5.49)%
      Highest contract charge 0.60% Class B   $154.57           --                   --             --       (6.06)%
      All contract charges                         --          105              $22,021           0.00%         --
2014  Lowest contract charge 0.00% Class B    $252.39           --                   --             --       (0.71)%
      Highest contract charge 0.60% Class B   $164.54           --                   --             --       (1.31)%
      All contract charges                         --          109              $23,819           0.00%         --
2013  Lowest contract charge 0.00% Class B    $254.20           --                   --             --       38.54%
      Highest contract charge 0.60% Class B   $166.72           --                   --             --       37.72%
      All contract charges                         --          110              $24,000           0.00%         --
2012  Lowest contract charge 0.00% Class B    $183.48           --                   --             --        8.75%
      Highest contract charge 0.60% Class B   $121.06           --                   --             --        8.10%
      All contract charges                         --          115              $17,662           0.43%         --
2011  Lowest contract charge 0.00% Class B    $168.71           --                   --             --       (7.70)%
      Highest contract charge 0.60% Class B   $111.99           --                   --             --       (8.25)%
      All contract charges                         --          125              $16,818           0.25%         --
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 0.00% Class A    $115.56           --                   --             --       (0.28)%
      Highest contract charge 0.90% Class A   $106.82           --                   --             --       (1.17)%
      All contract charges                         --          145              $16,282           0.47%         --
2014  Lowest contract charge 0.00% Class A    $115.88           --                   --             --       (0.09)%
      Highest contract charge 0.90% Class A   $108.09           --                   --             --       (0.99)%
      All contract charges                         --          156              $17,494           0.38%         --
2013  Lowest contract charge 0.00% Class A    $115.98           --                   --             --        0.03%
      Highest contract charge 0.90% Class A   $109.17           --                   --             --       (0.87)%
      All contract charges                         --          183              $20,583           0.72%         --
2012  Lowest contract charge 0.00% Class A    $115.95           --                   --             --        1.50%
      Highest contract charge 0.90% Class A   $110.13           --                   --             --        0.58%
      All contract charges                         --          219              $24,634           0.59%         --
2011  Lowest contract charge 0.00% Class A    $114.24           --                   --             --        0.05%
      Highest contract charge 0.90% Class A   $109.49           --                   --             --       (0.84)%
      All contract charges                         --          233              $26,032           0.63%         --
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 0.00% Class B    $118.43           --                   --             --       (0.27)%
      Highest contract charge 0.60% Class B   $109.08           --                   --             --       (0.87)%
      All contract charges                         --          153              $17,504           0.47%         --
2014  Lowest contract charge 0.00% Class B    $118.75           --                   --             --       (0.09)%
      Highest contract charge 0.60% Class B   $110.04           --                   --             --       (0.69)%
      All contract charges                         --          165              $19,037           0.38%         --
2013  Lowest contract charge 0.00% Class B    $118.86           --                   --             --        0.08%
      Highest contract charge 0.60% Class B   $110.80           --                   --             --       (0.52)%
      All contract charges                         --          158              $18,293           0.72%         --
2012  Lowest contract charge 0.00% Class B    $118.76           --                   --             --        1.50%
      Highest contract charge 0.60% Class B   $111.38           --                   --             --        0.89%
      All contract charges                         --          162              $18,696           0.59%         --
2011  Lowest contract charge 0.00% Class B    $117.01           --                   --             --       (0.20)%
      Highest contract charge 0.60% Class B   $110.40           --                   --             --       (0.79)%
      All contract charges                         --          157              $17,915           0.63%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.00% Class A    $250.53           --                   --             --        0.22%
      Highest contract charge 0.90% Class A   $193.27           --                   --             --       (0.68)%
      All contract charges                         --          208              $38,216           1.06%         --
2014  Lowest contract charge 0.00% Class A    $249.97           --                   --             --        2.90%
      Highest contract charge 0.90% Class A   $194.59           --                   --             --        1.98%
      All contract charges                         --          222              $41,887           0.99%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/QUALITY BOND PLUS (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $ 242.92          --                   --             --       (2.28)%
      Highest contract charge 0.90% Class A   $ 190.82          --                   --             --       (3.16)%
      All contract charges                          --         241              $44,253           0.35%         --
2012  Lowest contract charge 0.00% Class A    $ 248.58          --                   --             --        2.66%
      Highest contract charge 0.90% Class A   $ 197.04          --                   --             --        1.73%
      All contract charges                          --         259              $50,564           0.61%         --
2011  Lowest contract charge 0.00% Class A    $ 242.15          --                   --             --        1.47%
      Highest contract charge 0.90% Class A   $ 193.69          --                   --             --        0.56%
      All contract charges                          --         270              $54,486           2.42%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.00% Class B    $ 169.05          --                   --             --        0.23%
      Highest contract charge 0.60% Class B   $ 152.67          --                   --             --       (0.38)%
      All contract charges                          --         132              $20,722           1.06%         --
2014  Lowest contract charge 0.00% Class B    $ 168.67          --                   --             --        2.90%
      Highest contract charge 0.60% Class B   $ 153.25          --                   --             --        2.29%
      All contract charges                          --         137              $21,519           0.99%         --
2013  Lowest contract charge 0.00% Class B    $ 163.91          --                   --             --       (2.28)%
      Highest contract charge 0.60% Class B   $ 149.82          --                   --             --       (2.87)%
      All contract charges                          --         146              $22,325           0.35%         --
2012  Lowest contract charge 0.00% Class B    $ 167.74          --                   --             --        2.66%
      Highest contract charge 0.60% Class B   $ 154.25          --                   --             --        2.04%
      All contract charges                          --         156              $24,295           0.61%         --
2011  Lowest contract charge 0.00% Class B    $ 163.40          --                   --             --        1.22%
      Highest contract charge 0.60% Class B   $ 151.17          --                   --             --        0.61%
      All contract charges                          --         165              $25,209           2.42%         --
EQ/SMALL COMPANY INDEX
2015  Lowest contract charge 0.00% Class A    $ 375.73          --                   --             --       (4.57)%
      Highest contract charge 0.90% Class A   $ 294.64          --                   --             --       (5.43)%
      All contract charges                          --         175              $43,006           0.92%         --
2014  Lowest contract charge 0.00% Class A    $ 393.71          --                   --             --        4.85%
      Highest contract charge 0.90% Class A   $ 311.55          --                   --             --        3.91%
      All contract charges                          --         163              $45,618           0.80%         --
2013  Lowest contract charge 0.00% Class A    $ 375.50          --                   --             --       37.45%
      Highest contract charge 0.90% Class A   $ 299.84          --                   --             --       36.21%
      All contract charges                          --         170              $46,278           0.98%         --
2012  Lowest contract charge 0.00% Class A    $ 273.20          --                   --             --       15.54%
      Highest contract charge 0.90% Class A   $ 220.13          --                   --             --       14.50%
      All contract charges                          --         177              $37,153           1.50%         --
2011  Lowest contract charge 0.00% Class A    $ 236.45          --                   --             --       (3.76)%
      Highest contract charge 0.90% Class A   $ 192.25          --                   --             --       (4.62)%
      All contract charges                          --         210              $40,442           0.84%         --
EQ/SMALL COMPANY INDEX
2015  Lowest contract charge 0.00% Class B    $ 272.79          --                   --             --       (4.57)%
      Highest contract charge 0.90% Class B   $ 257.52          --                   --             --       (5.43)%
      All contract charges                          --         104              $28,328           0.92%         --
2014  Lowest contract charge 0.00% Class B    $ 285.84          --                   --             --        4.85%
      Highest contract charge 0.90% Class B   $ 272.30          --                   --             --        3.90%
      All contract charges                          --          99              $28,159           0.80%         --
2013  Lowest contract charge 0.00% Class B    $ 272.63          --                   --             --       37.46%
      Highest contract charge 0.90% Class B   $ 262.07          --                   --             --       36.22%
      All contract charges                          --          93              $25,369           0.98%         --
2012  Lowest contract charge 0.00% Class B    $ 198.34          --                   --             --       15.54%
      Highest contract charge 0.90% Class B   $ 192.39          --                   --             --       14.50%
      All contract charges                          --          84              $16,707           1.50%         --
2011  Lowest contract charge 0.00% Class B    $ 171.66          --                   --             --       (4.00)%
      Highest contract charge 0.90% Class B   $ 168.03          --                   --             --       (4.86)%
      All contract charges                          --          76              $13,071           0.84%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK
2015  Lowest contract charge 0.00% Class A    $188.38           --                   --             --       10.23%
      Highest contract charge 0.60% Class A   $178.59           --                   --             --        9.56%
      All contract charges                         --          125              $ 4,398           0.00%         --
2014  Lowest contract charge 0.00% Class A    $170.90           --                   --             --        8.64%
      Highest contract charge 0.60% Class A   $163.01           --                   --             --        7.99%
      All contract charges                         --           55              $ 2,411           0.00%         --
2013  Lowest contract charge 0.00% Class A    $157.31           --                   --             --       37.93%
      Highest contract charge 0.60% Class A   $150.95           --                   --             --       37.12%
      All contract charges                         --           31              $ 1,490           0.00%         --
2012  Lowest contract charge 0.00% Class A    $114.05           --                   --             --       18.95%
      Highest contract charge 0.60% Class A   $110.09           --                   --             --       18.22%
      All contract charges                         --           17              $   904           0.00%         --
2011  Lowest contract charge 0.00% Class A    $ 95.88           --                   --             --       (1.71)%
      Highest contract charge 0.60% Class A   $ 93.12           --                   --             --       (2.30)%
      All contract charges                         --           12              $   676             --          --
EQ/T. ROWE PRICE GROWTH STOCK
2015  Lowest contract charge 0.00% Class B    $220.65           --                   --             --       10.23%
      Highest contract charge 0.90% Class B   $171.87           --                   --             --        9.23%
      All contract charges                         --          416              $79,230           0.00%         --
2014  Lowest contract charge 0.00% Class B    $200.18           --                   --             --        8.64%
      Highest contract charge 0.90% Class B   $157.34           --                   --             --        7.66%
      All contract charges                         --          360              $62,179           0.00%         --
2013  Lowest contract charge 0.00% Class B    $184.26           --                   --             --       37.92%
      Highest contract charge 0.90% Class B   $146.15           --                   --             --       36.69%
      All contract charges                         --          345              $54,397           0.00%         --
2012  Lowest contract charge 0.00% Class B    $133.60           --                   --             --       18.94%
      Highest contract charge 0.90% Class B   $106.92           --                   --             --       17.86%
      All contract charges                         --          371              $42,246           0.00%         --
2011  Lowest contract charge 0.00% Class B    $112.33           --                   --             --       (1.95)%
      Highest contract charge 0.90% Class B   $ 90.72           --                   --             --       (2.83)%
      All contract charges                         --          343              $32,871             --          --
EQ/UBS GROWTH & INCOME
2015  Lowest contract charge 0.00% Class B    $207.72           --                   --             --       (1.42)%
      Highest contract charge 0.90% Class B   $133.57           --                   --             --       (2.31)%
      All contract charges                         --           75              $12,167           0.58%         --
2014  Lowest contract charge 0.00% Class B    $210.72           --                   --             --       14.44%
      Highest contract charge 0.90% Class B   $136.73           --                   --             --       13.41%
      All contract charges                         --           67              $11,001           0.65%         --
2013  Lowest contract charge 0.00% Class B    $184.13           --                   --             --       35.54%
      Highest contract charge 0.90% Class B   $120.56           --                   --             --       34.31%
      All contract charges                         --           63              $ 8,990           1.10%         --
2012  Lowest contract charge 0.00% Class B    $135.85           --                   --             --       12.87%
      Highest contract charge 0.90% Class B   $ 89.76           --                   --             --       11.85%
      All contract charges                         --           53              $ 5,682           0.87%         --
2011  Lowest contract charge 0.00% Class B    $120.36           --                   --             --       (2.82)%
      Highest contract charge 0.90% Class B   $ 80.25           --                   --             --       (3.68)%
      All contract charges                         --           51              $ 4,901           0.76%         --
EQ/WELLS FARGO OMEGA GROWTH
2015  Lowest contract charge 0.00% Class A    $372.96           --                   --             --        1.27%
      Highest contract charge 0.00% Class A   $372.96           --                   --             --        1.27%
      All contract charges                         --          124              $11,612           0.00%         --
2014  Lowest contract charge 0.00% Class A    $368.28           --                   --             --        3.80%
      Highest contract charge 0.00% Class A   $368.28           --                   --             --        3.80%
      All contract charges                         --          121              $12,253           0.00%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
EQ/WELLS FARGO OMEGA GROWTH (CONTINUED)
2013  Lowest contract charge 0.00% Class A            $354.81           --                   --             --       39.08%
      Highest contract charge 0.00% Class A           $354.81           --                   --             --       39.08%
      All contract charges                                 --           82              $11,782           0.00%         --
2012  Lowest contract charge 0.00% Class A            $255.11           --                   --             --       20.44%
      Highest contract charge 0.00% Class A           $255.11           --                   --             --       20.44%
      All contract charges                                 --           63              $ 7,888           0.01%         --
2011  Lowest contract charge 0.00% Class A            $211.82           --                   --             --       (5.64)%
      Highest contract charge 0.00% Class A           $211.82           --                   --             --       (5.64)%
      All contract charges                                 --           52              $ 6,794             --          --
EQ/WELLS FARGO OMEGA GROWTH
2015  Lowest contract charge 0.00% Class B            $213.39           --                   --             --        1.27%
      Highest contract charge 0.90% Class B           $184.08           --                   --             --        0.35%
      All contract charges                                 --          364              $72,486           0.00%         --
2014  Lowest contract charge 0.00% Class B            $210.71           --                   --             --        3.80%
      Highest contract charge 0.90% Class B           $183.43           --                   --             --        2.87%
      All contract charges                                 --          419              $82,054           0.00%         --
2013  Lowest contract charge 0.00% Class B            $203.00           --                   --             --       39.08%
      Highest contract charge 0.90% Class B           $178.32           --                   --             --       37.83%
      All contract charges                                 --          449              $84,688           0.00%         --
2012  Lowest contract charge 0.00% Class B            $145.96           --                   --             --       20.43%
      Highest contract charge 0.90% Class B           $129.38           --                   --             --       19.34%
      All contract charges                                 --          408              $55,611           0.01%         --
2011  Lowest contract charge 0.00% Class B            $121.20           --                   --             --       (5.87)%
      Highest contract charge 0.90% Class B           $108.41           --                   --             --       (6.72)%
      All contract charges                                 --          497              $56,870             --          --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $224.46           --                   --             --       (0.19)%
      Highest contract charge 0.00% Service Class 2   $224.46           --                   --             --       (0.19)%
      All contract charges                                 --           15              $ 1,264           0.98%         --
2014  Lowest contract charge 0.00% Service Class 2    $224.88           --                   --             --        5.55%
      Highest contract charge 0.00% Service Class 2   $224.88           --                   --             --        5.55%
      All contract charges                                 --           17              $ 1,482           0.81%         --
2013  Lowest contract charge 0.00% Service Class 2    $213.05           --                   --             --       22.09%
      Highest contract charge 0.00% Service Class 2   $213.05           --                   --             --       22.09%
      All contract charges                                 --           13              $ 1,320           0.68%         --
2012  Lowest contract charge 0.00% Service Class 2    $174.50           --                   --             --       15.11%
      Highest contract charge 0.00% Service Class 2   $174.50           --                   --             --       15.11%
      All contract charges                                 --           14              $ 1,460           1.10%         --
2011  Lowest contract charge 0.00% Service Class 2    $151.59           --                   --             --       (6.46)%
      Highest contract charge 0.00% Service Class 2   $151.59           --                   --             --       (6.46)%
      All contract charges                                 --           12              $ 1,265           1.43%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $335.66           --                   --             --        0.42%
      Highest contract charge 0.90% Service Class 2   $168.10           --                   --             --       (0.49)%
      All contract charges                                 --          570              $86,521           0.81%         --
2014  Lowest contract charge 0.00% Service Class 2    $334.27           --                   --             --       11.65%
      Highest contract charge 0.90% Service Class 2   $168.93           --                   --             --       10.65%
      All contract charges                                 --          569              $87,938           0.76%         --
2013  Lowest contract charge 0.00% Service Class 2    $299.38           --                   --             --       30.95%
      Highest contract charge 0.90% Service Class 2   $152.67           --                   --             --       29.78%
      All contract charges                                 --          497              $70,922           1.23%         --
2012  Lowest contract charge 0.00% Service Class 2    $228.62           --                   --             --       16.14%
      Highest contract charge 0.90% Service Class 2   $117.64           --                   --             --       15.09%
      All contract charges                                 --          303              $35,455           1.15%         --
2011  Lowest contract charge 0.00% Service Class 2    $196.85           --                   --             --       (2.78)%
      Highest contract charge 0.90% Service Class 2   $102.22           --                   --             --       (3.66)%
      All contract charges                                 --          249              $30,837           0.84%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $247.63           --                  --              --       (4.24)%
      Highest contract charge 0.00% Service Class 2   $247.63           --                  --              --       (4.24)%
      All contract charges                                 --           30              $1,051            3.14%         --
2014  Lowest contract charge 0.00% Service Class 2    $258.59           --                  --              --        8.48%
      Highest contract charge 0.00% Service Class 2   $258.59           --                  --              --        8.48%
      All contract charges                                 --           25              $1,007            2.47%         --
2013  Lowest contract charge 0.00% Service Class 2    $238.38           --                  --              --       27.82%
      Highest contract charge 0.00% Service Class 2   $238.38           --                  --              --       27.82%
      All contract charges                                 --           28              $1,373            2.28%         --
2012  Lowest contract charge 0.00% Service Class 2    $186.49           --                  --              --       17.05%
      Highest contract charge 0.00% Service Class 2   $186.49           --                  --              --       17.05%
      All contract charges                                 --           23              $  981            2.73%         --
2011  Lowest contract charge 0.00% Service Class 2    $159.32           --                  --              --        0.66%
      Highest contract charge 0.00% Service Class 2   $159.32           --                  --              --        0.66%
      All contract charges                                 --           19              $  915            2.03%         --
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $100.30           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.30           --                  --              --        0.01%
      All contract charges                                 --           67              $  997            0.01%         --
2014  Lowest contract charge 0.00% Service Class 2    $100.29           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.29           --                  --              --        0.01%
      All contract charges                                 --           73              $  999            0.01%         --
2013  Lowest contract charge 0.00% Service Class 2    $100.28           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.28           --                  --              --        0.01%
      All contract charges                                 --           69              $1,329            0.01%         --
2012  Lowest contract charge 0.00% Service Class 2    $100.27           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.27           --                  --              --        0.01%
      All contract charges                                 --          110              $1,969            0.01%         --
2011  Lowest contract charge 0.00% Service Class 2    $100.26           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.26           --                  --              --        0.01%
      All contract charges                                 --           28              $  756            0.01%         --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $243.82           --                  --              --       (2.54)%
      Highest contract charge 0.90% Service Class 2   $170.47           --                  --              --       (3.42)%
      All contract charges                                 --           75              $7,288            1.89%         --
2014  Lowest contract charge 0.00% Service Class 2    $250.17           --                  --              --       10.23%
      Highest contract charge 0.90% Service Class 2   $176.50           --                  --              --        9.23%
      All contract charges                                 --           68              $7,537            1.76%         --
2013  Lowest contract charge 0.00% Service Class 2    $226.96           --                  --              --       33.25%
      Highest contract charge 0.90% Service Class 2   $161.58           --                  --              --       32.05%
      All contract charges                                 --           53              $5,885            1.91%         --
2012  Lowest contract charge 0.00% Service Class 2    $170.33           --                  --              --       18.25%
      Highest contract charge 0.90% Service Class 2   $122.36           --                  --              --       17.18%
      All contract charges                                 --           34              $3,223            2.46%         --
2011  Lowest contract charge 0.00% Service Class 2    $144.04           --                  --              --        1.36%
      Highest contract charge 0.60% Service Class 2   $104.95           --                  --              --        0.75%
      All contract charges                                 --           19              $1,563            1.76%         --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $215.48           --                  --              --       (3.86)%
      Highest contract charge 0.00% Service Class 2   $215.48           --                  --              --       (3.86)%
      All contract charges                                 --           70              $3,378            5.88%         --
2014  Lowest contract charge 0.00% Service Class 2    $224.14           --                  --              --        0.90%
      Highest contract charge 0.00% Service Class 2   $224.14           --                  --              --        0.90%
      All contract charges                                 --           72              $5,043            5.13%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Service Class 2    $222.14           --                   --             --         5.70%
      Highest contract charge 0.00% Service Class 2   $222.14           --                   --             --         5.70%
      All contract charges                                 --           81              $10,831           5.40%          --
2012  Lowest contract charge 0.00% Service Class 2    $210.16           --                   --             --        13.97%
      Highest contract charge 0.00% Service Class 2   $210.16           --                   --             --        13.97%
      All contract charges                                 --           90              $13,379           6.82%          --
2011  Lowest contract charge 0.00% Service Class 2    $184.40           --                   --             --         3.72%
      Highest contract charge 0.00% Service Class 2   $184.40           --                   --             --         3.72%
      All contract charges                                 --           63              $ 9,679           3.49%          --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $163.80           --                   --             --        (0.85)%
      Highest contract charge 0.00% Service Class 2   $163.80           --                   --             --        (0.85)%
      All contract charges                                 --          385              $ 7,133           2.64%          --
2014  Lowest contract charge 0.00% Service Class 2    $165.20           --                   --             --         5.62%
      Highest contract charge 0.00% Service Class 2   $165.20           --                   --             --         5.62%
      All contract charges                                 --          262              $ 8,319           2.10%          --
2013  Lowest contract charge 0.00% Service Class 2    $156.41           --                   --             --        (2.07)%
      Highest contract charge 0.00% Service Class 2   $156.41           --                   --             --        (2.07)%
      All contract charges                                 --          222              $14,747           1.88%          --
2012  Lowest contract charge 0.00% Service Class 2    $159.72           --                   --             --         5.61%
      Highest contract charge 0.00% Service Class 2   $159.72           --                   --             --         5.61%
      All contract charges                                 --          251              $22,605           3.47%          --
2011  Lowest contract charge 0.00% Service Class 2    $151.24           --                   --             --         7.03%
      Highest contract charge 0.00% Service Class 2   $151.24           --                   --             --         7.03%
      All contract charges                                 --          105              $12,644           2.54%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $431.25           --                   --             --        (1.63)%
      Highest contract charge 0.90% Service Class 2   $155.81           --                   --             --        (2.52)%
      All contract charges                                 --          171              $20,947           0.18%          --
2014  Lowest contract charge 0.00% Service Class 2    $438.39           --                   --             --         6.03%
      Highest contract charge 0.90% Service Class 2   $159.83           --                   --             --         5.08%
      All contract charges                                 --          160              $32,742           0.02%          --
2013  Lowest contract charge 0.00% Service Class 2    $413.45           --                   --             --        35.87%
      Highest contract charge 0.90% Service Class 2   $152.11           --                   --             --        34.65%
      All contract charges                                 --          152              $30,675           0.30%          --
2012  Lowest contract charge 0.00% Service Class 2    $304.30           --                   --             --        14.56%
      Highest contract charge 0.90% Service Class 2   $112.97           --                   --             --        13.53%
      All contract charges                                 --          132              $22,666           0.42%          --
2011  Lowest contract charge 0.00% Service Class 2    $265.62           --                   --             --       (10.85)%
      Highest contract charge 0.90% Service Class 2   $ 99.51           --                   --             --       (11.65)%
      All contract charges                                 --          149              $27,701           0.02%          --
FIDELITY(R) VIP VALUE PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $266.25           --                   --             --        (0.97)%
      Highest contract charge 0.00% Service Class 2   $266.25           --                   --             --        (0.97)%
      All contract charges                                 --           12              $ 1,247           1.12%          --
2014  Lowest contract charge 0.00% Service Class 2    $268.87           --                   --             --        11.11%
      Highest contract charge 0.00% Service Class 2   $268.87           --                   --             --        11.11%
      All contract charges                                 --            9              $ 1,519           1.19%          --
2013  Lowest contract charge 0.00% Service Class 2    $241.99           --                   --             --        32.18%
      Highest contract charge 0.00% Service Class 2   $241.99           --                   --             --        32.18%
      All contract charges                                 --            8              $ 1,244           0.93%          --
2012  Lowest contract charge 0.00% Service Class 2    $183.08           --                   --             --        20.55%
      Highest contract charge 0.00% Service Class 2   $183.08           --                   --             --        20.55%
      All contract charges                                 --            5              $   780           1.75%          --
2011  Lowest contract charge 0.00% Service Class 2    $151.87           --                   --             --        (2.68)%
      Highest contract charge 0.00% Service Class 2   $151.87           --                   --             --        (2.68)%
      All contract charges                                 --            5              $   551           0.61%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $330.17           --                   --             --       (3.19)%
      Highest contract charge 0.00% Service Class 2   $330.17           --                   --             --       (3.19)%
      All contract charges                                 --            4              $   333           0.90%         --
2014  Lowest contract charge 0.00% Service Class 2    $341.05           --                   --             --        6.51%
      Highest contract charge 0.00% Service Class 2   $341.05           --                   --             --        6.51%
      All contract charges                                 --            3              $   323           0.74%         --
2013  Lowest contract charge 0.00% Service Class 2    $320.19           --                   --             --       30.18%
      Highest contract charge 0.00% Service Class 2   $320.19           --                   --             --       30.18%
      All contract charges                                 --            3              $   533           0.60%         --
2012  Lowest contract charge 0.00% Service Class 2    $245.95           --                   --             --       27.06%
      Highest contract charge 0.00% Service Class 2   $245.95           --                   --             --       27.06%
      All contract charges                                 --            3              $   426           0.43%         --
2011  Lowest contract charge 0.00% Service Class 2    $193.57           --                   --             --       (9.04)%
      Highest contract charge 0.00% Service Class 2   $193.57           --                   --             --       (9.04)%
      All contract charges                                 --            2              $   314           0.63%         --
FRANKLIN MUTUAL SHARES VIP FUND
2015  Lowest contract charge 0.00% Class 2            $152.09           --                   --             --       (4.94)%
      Highest contract charge 0.90% Class 2           $144.46           --                   --             --       (5.79)%
      All contract charges                                 --          102              $10,352           3.16%         --
2014  Lowest contract charge 0.00% Class 2            $159.99           --                   --             --        7.12%
      Highest contract charge 0.90% Class 2           $153.34           --                   --             --        6.15%
      All contract charges                                 --           99              $11,542           2.06%         --
2013  Lowest contract charge 0.00% Class 2            $149.35           --                   --             --       28.26%
      Highest contract charge 0.90% Class 2           $144.45           --                   --             --       27.11%
      All contract charges                                 --          107              $12,070           2.07%         --
2012  Lowest contract charge 0.00% Class 2            $116.44           --                   --             --       14.24%
      Highest contract charge 0.90% Class 2           $113.64           --                   --             --       13.21%
      All contract charges                                 --           91              $ 8,442           2.20%         --
2011  Lowest contract charge 0.00% Class 2            $101.93           --                   --             --       (1.04)%
      Highest contract charge 0.90% Class 2           $100.38           --                   --             --       (1.93)%
      All contract charges                                 --           83              $ 8,046           2.49%         --
FRANKLIN RISING DIVIDENDS VIP FUND
2015  Lowest contract charge 0.00% Class 2            $174.89           --                   --             --       (3.65)%
      Highest contract charge 0.90% Class 2           $166.12           --                   --             --       (4.51)%
      All contract charges                                 --          288              $49,522           1.42%         --
2014  Lowest contract charge 0.00% Class 2            $181.51           --                   --             --        8.72%
      Highest contract charge 0.90% Class 2           $173.97           --                   --             --        7.74%
      All contract charges                                 --          299              $53,364           1.31%         --
2013  Lowest contract charge 0.00% Class 2            $166.95           --                   --             --       29.69%
      Highest contract charge 0.90% Class 2           $161.47           --                   --             --       28.53%
      All contract charges                                 --          293              $48,326           1.58%         --
2012  Lowest contract charge 0.00% Class 2            $128.73           --                   --             --       11.96%
      Highest contract charge 0.90% Class 2           $125.63           --                   --             --       10.95%
      All contract charges                                 --          254              $32,372           1.61%         --
2011  Lowest contract charge 0.00% Class 2            $114.98           --                   --             --        6.00%
      Highest contract charge 0.90% Class 2           $113.23           --                   --             --        5.05%
      All contract charges                                 --          171              $19,522           1.42%         --
FRANKLIN SMALL CAP VALUE VIP FUND
2015  Lowest contract charge 0.00% Class 2            $154.43           --                   --             --       (7.38)%
      Highest contract charge 0.90% Class 2           $146.68           --                   --             --       (8.22)%
      All contract charges                                 --          118              $ 5,236           0.63%         --
2014  Lowest contract charge 0.00% Class 2            $166.74           --                   --             --        0.57%
      Highest contract charge 0.90% Class 2           $159.81           --                   --             --       (0.34)%
      All contract charges                                 --           99              $ 5,650           0.61%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------------- ------------- --------
FRANKLIN SMALL CAP VALUE VIP FUND (CONTINUED)
2013  Lowest contract charge 0.00% Class 2           $165.79           --                   --             --        36.24%
      Highest contract charge 0.90% Class 2          $160.35           --                   --             --        35.01%
      All contract charges                                --           83              $ 6,511           1.36%          --
2012  Lowest contract charge 0.00% Class 2           $121.69           --                   --             --        18.39%
      Highest contract charge 0.90% Class 2          $118.77           --                   --             --        17.33%
      All contract charges                                --           52              $ 2,522           0.80%          --
2011  Lowest contract charge 0.00% Class 2           $102.79           --                   --             --        (3.76)%
      Highest contract charge 0.90% Class 2          $101.23           --                   --             --        (4.63)%
      All contract charges                                --           22              $ 1,980           0.74%          --
FRANKLIN STRATEGIC INCOME VIP FUND
2015  Lowest contract charge 0.00% Class 2           $123.13           --                   --             --        (3.87)%
      Highest contract charge 0.90% Class 2          $116.96           --                   --             --        (4.73)%
      All contract charges                                --          240              $29,159           6.36%          --
2014  Lowest contract charge 0.00% Class 2           $128.09           --                   --             --         1.86%
      Highest contract charge 0.90% Class 2          $122.77           --                   --             --         0.95%
      All contract charges                                --          226              $28,646           5.79%          --
2013  Lowest contract charge 0.00% Class 2           $125.75           --                   --             --         3.32%
      Highest contract charge 0.90% Class 2          $121.62           --                   --             --         2.38%
      All contract charges                                --          200              $24,932           6.01%          --
2012  Lowest contract charge 0.00% Class 2           $121.71           --                   --             --        12.75%
      Highest contract charge 0.90% Class 2          $118.79           --                   --             --        11.74%
      All contract charges                                --          160              $19,404           6.83%          --
2011  Lowest contract charge 0.00% Class 2           $107.95           --                   --             --         2.58%
      Highest contract charge 0.90% Class 2          $106.31           --                   --             --         1.65%
      All contract charges                                --          103              $11,041           9.09%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2015  Lowest contract charge 0.00% Service Shares    $162.70           --                   --             --        (9.52)%
      Highest contract charge 0.90% Service Shares   $154.53           --                   --             --       (10.34)%
      All contract charges                                --           63              $10,210           0.11%          --
2014  Lowest contract charge 0.00% Service Shares    $179.82           --                   --             --        13.29%
      Highest contract charge 0.90% Service Shares   $172.35           --                   --             --        12.27%
      All contract charges                                --           59              $10,520           0.90%          --
2013  Lowest contract charge 0.00% Service Shares    $158.73           --                   --             --        32.55%
      Highest contract charge 0.90% Service Shares   $153.52           --                   --             --        31.36%
      All contract charges                                --           55              $ 8,694           0.50%          --
2012  Lowest contract charge 0.00% Service Shares    $119.75           --                   --             --        18.19%
      Highest contract charge 0.90% Service Shares   $116.87           --                   --             --        17.13%
      All contract charges                                --           64              $ 7,466           1.17%          --
2011  Lowest contract charge 0.00% Service Shares    $101.32           --                   --             --        (6.59)%
      Highest contract charge 0.90% Service Shares   $ 99.78           --                   --             --        (7.44)%
      All contract charges                                --           49              $ 4,946           0.60%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2015  Lowest contract charge 0.00% Series II         $163.68           --                   --             --         1.82%
      Highest contract charge 0.00% Series II        $163.68           --                   --             --         1.82%
      All contract charges                                --          136              $ 3,477           1.62%          --
2014  Lowest contract charge 0.00% Series II         $160.76           --                   --             --        12.54%
      Highest contract charge 0.00% Series II        $160.76           --                   --             --        12.54%
      All contract charges                                --           49              $ 2,094           1.14%          --
2013  Lowest contract charge 0.00% Series II         $142.85           --                   --             --        30.77%
      Highest contract charge 0.00% Series II        $142.85           --                   --             --        30.77%
      All contract charges                                --           22              $ 1,324           2.15%          --
2012  Lowest contract charge 0.00% Series II         $109.24           --                   --             --        18.37%
      Highest contract charge 0.00% Series II        $109.24           --                   --             --        18.37%
      All contract charges                                --            6              $   400           1.64%          --
2011  Lowest contract charge 0.00% Series II(a)      $ 92.29           --                   --             --        (7.89)%
      Highest contract charge 0.00% Series II(a)     $ 92.29           --                   --             --        (7.89)%
      All contract charges                                --            4              $   103             --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------
                                                          UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------------- ------------- --------
INVESCO V.I. GLOBAL REAL ESTATE FUND
2015  Lowest contract charge 0.00% Series II    $153.07           --                   --             --       (1.74)%
      Highest contract charge 0.90% Series II   $145.39           --                   --             --       (2.63)%
      All contract charges                           --          335              $32,763           3.41%         --
2014  Lowest contract charge 0.00% Series II    $155.78           --                   --             --       14.34%
      Highest contract charge 0.90% Series II   $149.31           --                   --             --       13.31%
      All contract charges                           --          284              $30,513           1.51%         --
2013  Lowest contract charge 0.00% Series II    $136.24           --                   --             --        2.44%
      Highest contract charge 0.90% Series II   $131.77           --                   --             --        1.52%
      All contract charges                           --          196              $21,013           3.72%         --
2012  Lowest contract charge 0.00% Series II    $133.00           --                   --             --       27.85%
      Highest contract charge 0.90% Series II   $129.80           --                   --             --       26.70%
      All contract charges                           --          136              $16,595           0.53%         --
2011  Lowest contract charge 0.00% Series II    $104.03           --                   --             --       (6.72)%
      Highest contract charge 0.90% Series II   $102.45           --                   --             --       (7.57)%
      All contract charges                           --           76              $ 7,532           4.49%         --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2015  Lowest contract charge 0.00% Series II    $136.96           --                   --             --       (2.62)%
      Highest contract charge 0.90% Series II   $130.09           --                   --             --       (3.49)%
      All contract charges                           --          444              $30,483           1.33%         --
2014  Lowest contract charge 0.00% Series II    $140.64           --                   --             --        0.09%
      Highest contract charge 0.90% Series II   $134.79           --                   --             --       (0.82)%
      All contract charges                           --          390              $28,704           1.51%         --
2013  Lowest contract charge 0.00% Series II    $140.51           --                   --             --       18.71%
      Highest contract charge 0.90% Series II   $135.90           --                   --             --       17.65%
      All contract charges                           --          267              $22,026           1.06%         --
2012  Lowest contract charge 0.00% Series II    $118.36           --                   --             --       15.26%
      Highest contract charge 0.90% Series II   $115.51           --                   --             --       14.22%
      All contract charges                           --          200              $15,800           1.38%         --
2011  Lowest contract charge 0.00% Series II    $102.69           --                   --             --       (6.99)%
      Highest contract charge 0.90% Series II   $101.13           --                   --             --       (7.83)%
      All contract charges                           --          129              $12,157           0.97%         --
INVESCO V.I. MID CAP CORE EQUITY FUND
2015  Lowest contract charge 0.00% Series II    $139.29           --                   --             --       (4.27)%
      Highest contract charge 0.90% Series II   $132.30           --                   --             --       (5.14)%
      All contract charges                           --           29              $ 3,003           0.10%         --
2014  Lowest contract charge 0.00% Series II    $145.51           --                   --             --        4.17%
      Highest contract charge 0.90% Series II   $139.47           --                   --             --        3.23%
      All contract charges                           --           27              $ 3,519           0.00%         --
2013  Lowest contract charge 0.00% Series II    $139.69           --                   --             --       28.46%
      Highest contract charge 0.90% Series II   $135.10           --                   --             --       27.31%
      All contract charges                           --           28              $ 3,685           0.54%         --
2012  Lowest contract charge 0.00% Series II    $108.74           --                   --             --       10.62%
      Highest contract charge 0.90% Series II   $106.12           --                   --             --        9.62%
      All contract charges                           --           22              $ 2,311           0.00%         --
2011  Lowest contract charge 0.00% Series II    $ 98.30           --                   --             --       (6.51)%
      Highest contract charge 0.90% Series II   $ 96.81           --                   --             --       (7.34)%
      All contract charges                           --           25              $ 2,430           0.12%         --
INVESCO V.I. SMALL CAP EQUITY FUND
2015  Lowest contract charge 0.00% Series II    $162.53           --                   --             --       (5.74)%
      Highest contract charge 0.90% Series II   $154.38           --                   --             --       (6.59)%
      All contract charges                           --           34              $ 4,376           0.00%         --
2014  Lowest contract charge 0.00% Series II    $172.43           --                   --             --        2.08%
      Highest contract charge 0.90% Series II   $165.27           --                   --             --        1.17%
      All contract charges                           --           30              $ 4,096           0.00%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------
                                                                 UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------------- ------------- --------
INVESCO V.I. SMALL CAP EQUITY FUND (CONTINUED)
2013  Lowest contract charge 0.00% Series II           $168.91           --                   --             --        37.08%
      Highest contract charge 0.90% Series II          $163.36           --                   --             --        35.85%
      All contract charges                                  --           30              $ 4,179           0.00%          --
2012  Lowest contract charge 0.00% Series II           $123.22           --                   --             --        13.66%
      Highest contract charge 0.90% Series II          $120.25           --                   --             --        12.63%
      All contract charges                                  --           26              $ 2,784           0.00%          --
2011  Lowest contract charge 0.00% Series II           $108.41           --                   --             --        (0.99)%
      Highest contract charge 0.90% Series II          $106.77           --                   --             --        (1.87)%
      All contract charges                                  --           28              $ 2,701             --           --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
2015  Lowest contract charge 0.00% Common Shares       $160.95           --                   --             --        (2.06)%
      Highest contract charge 0.00% Common Shares      $160.95           --                   --             --        (2.06)%
      All contract charges                                  --           25              $   524           1.27%          --
2014  Lowest contract charge 0.00% Common Shares       $164.33           --                   --             --         9.84%
      Highest contract charge 0.00% Common Shares      $164.33           --                   --             --         9.84%
      All contract charges                                  --           27              $   701           1.13%          --
2013  Lowest contract charge 0.00% Common Shares       $149.61           --                   --             --        29.61%
      Highest contract charge 0.00% Common Shares      $149.61           --                   --             --        29.61%
      All contract charges                                  --           27              $   944           1.44%          --
2012  Lowest contract charge 0.00% Common Shares       $115.43           --                   --             --        13.18%
      Highest contract charge 0.00% Common Shares      $115.43           --                   --             --        13.18%
      All contract charges                                  --           13              $   324           0.94%          --
2011  Lowest contract charge 0.00% Common Shares       $101.99           --                   --             --        (4.68)%
      Highest contract charge 0.00% Common Shares      $101.99           --                   --             --        (4.68)%
      All contract charges                                  --           36              $ 1,525           1.21%          --
IVY FUNDS VIP ENERGY
2015  Lowest contract charge 0.00% Common Shares       $ 93.87           --                   --             --       (22.14)%
      Highest contract charge 0.90% Common Shares      $ 89.16           --                   --             --       (22.85)%
      All contract charges                                  --          206              $14,261           0.05%          --
2014  Lowest contract charge 0.00% Common Shares       $120.57           --                   --             --       (10.56)%
      Highest contract charge 0.90% Common Shares      $115.56           --                   --             --       (11.37)%
      All contract charges                                  --          162              $14,918             --           --
2013  Lowest contract charge 0.00% Common Shares       $134.81           --                   --             --        27.76%
      Highest contract charge 0.90% Common Shares      $130.38           --                   --             --        26.61%
      All contract charges                                  --          113              $11,601             --           --
2012  Lowest contract charge 0.00% Common Shares       $105.52           --                   --             --         1.38%
      Highest contract charge 0.90% Common Shares      $102.98           --                   --             --         0.47%
      All contract charges                                  --           84              $ 7,689             --           --
2011  Lowest contract charge 0.00% Common Shares       $104.08           --                   --             --        (9.08)%
      Highest contract charge 0.90% Common Shares      $102.50           --                   --             --        (9.90)%
      All contract charges                                  --           89              $ 7,655             --           --
IVY FUNDS VIP HIGH INCOME
2015  Lowest contract charge 0.00% Common Shares       $ 98.63           --                   --             --        (6.51)%
      Highest contract charge 0.90% Common Shares      $ 96.30           --                   --             --        (7.35)%
      All contract charges                                  --          369              $20,390           6.02%          --
2014  Lowest contract charge 0.00% Common Shares       $105.50           --                   --             --         1.91%
      Highest contract charge 0.90% Common Shares      $103.94           --                   --             --         0.99%
      All contract charges                                  --          230              $17,934           4.14%          --
2013  Lowest contract charge 0.00% Common Shares(b)    $103.52           --                   --             --         3.73%
      Highest contract charge 0.90% Common Shares(b)   $102.92           --                   --             --         3.15%
      All contract charges                                  --           70              $ 6,145             --           --
IVY FUNDS VIP MID CAP GROWTH
2015  Lowest contract charge 0.00% Common Shares       $172.66           --                   --             --        (5.78)%
      Highest contract charge 0.90% Common Shares      $164.00           --                   --             --        (6.63)%
      All contract charges                                  --          269              $28,093           0.00%          --
2014  Lowest contract charge 0.00% Common Shares       $183.25           --                   --             --         7.86%
      Highest contract charge 0.90% Common Shares      $175.64           --                   --             --         6.90%
      All contract charges                                  --          256              $28,520           0.00%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------------- ------------- --------
IVY FUNDS VIP MID CAP GROWTH (CONTINUED)
2013  Lowest contract charge 0.00% Common Shares     $169.89           --                   --             --        29.94%
      Highest contract charge 0.90% Common Shares    $164.31           --                   --             --        28.77%
      All contract charges                                --          217              $24,177           0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $130.74           --                   --             --        13.56%
      Highest contract charge 0.90% Common Shares    $127.60           --                   --             --        12.53%
      All contract charges                                --          153              $14,558           0.00%          --
2011  Lowest contract charge 0.00% Common Shares     $115.13           --                   --             --        (0.56)%
      Highest contract charge 0.90% Common Shares    $113.39           --                   --             --        (1.45)%
      All contract charges                                --          101              $10,980           3.11%          --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
2015  Lowest contract charge 0.00% Common Shares     $199.21           --                   --             --        (2.88)%
      Highest contract charge 0.90% Common Shares    $129.71           --                   --             --        (3.75)%
      All contract charges                                --          248              $26,510           0.00%          --
2014  Lowest contract charge 0.00% Common Shares     $205.12           --                   --             --         2.92%
      Highest contract charge 0.90% Common Shares    $134.77           --                   --             --         1.98%
      All contract charges                                --          195              $22,263           0.00%          --
2013  Lowest contract charge 0.00% Common Shares     $199.31           --                   --             --        56.38%
      Highest contract charge 0.90% Common Shares    $132.15           --                   --             --        30.38%
      All contract charges                                --          137              $16,143           0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $127.45           --                   --             --        27.83%
      Highest contract charge 0.00% Common Shares    $127.45           --                   --             --        27.83%
      All contract charges                                --           33              $ 2,665           0.00%          --
2011  Lowest contract charge 0.00% Common Shares     $ 99.70           --                   --             --        (5.77)%
      Highest contract charge 0.00% Common Shares    $ 99.70           --                   --             --        (5.77)%
      All contract charges                                --           48              $ 4,353           3.40%          --
IVY FUNDS VIP SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Common Shares     $158.38           --                   --             --         1.88%
      Highest contract charge 0.90% Common Shares    $150.43           --                   --             --         0.97%
      All contract charges                                --           75              $ 8,951           0.00%          --
2014  Lowest contract charge 0.00% Common Shares     $155.45           --                   --             --         1.59%
      Highest contract charge 0.90% Common Shares    $148.99           --                   --             --         0.68%
      All contract charges                                --           49              $ 5,917           0.00%          --
2013  Lowest contract charge 0.00% Common Shares     $153.01           --                   --             --        43.36%
      Highest contract charge 0.90% Common Shares    $147.99           --                   --             --        42.08%
      All contract charges                                --           52              $ 6,647           0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $106.73           --                   --             --         5.16%
      Highest contract charge 0.90% Common Shares    $104.16           --                   --             --         4.21%
      All contract charges                                --           40              $ 4,028           0.00%          --
2011  Lowest contract charge 0.00% Common Shares     $101.49           --                   --             --       (10.61)%
      Highest contract charge 0.90% Common Shares    $ 99.95           --                   --             --       (11.41)%
      All contract charges                                --           43              $ 4,084           0.84%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2015  Lowest contract charge 0.00% Service Shares    $ 85.89           --                   --             --       (20.06)%
      Highest contract charge 0.90% Service Shares   $ 81.58           --                   --             --       (20.77)%
      All contract charges                                --          602              $39,063           1.15%          --
2014  Lowest contract charge 0.00% Service Shares    $107.44           --                   --             --        (4.63)%
      Highest contract charge 0.90% Service Shares   $102.97           --                   --             --        (5.50)%
      All contract charges                                --          495              $45,474           1.66%          --
2013  Lowest contract charge 0.00% Service Shares    $112.66           --                   --             --        (1.24)%
      Highest contract charge 0.90% Service Shares   $108.96           --                   --             --        (2.14)%
      All contract charges                                --          463              $46,651           1.42%          --
2012  Lowest contract charge 0.00% Service Shares    $114.08           --                   --             --        22.05%
      Highest contract charge 0.90% Service Shares   $111.34           --                   --             --        20.96%
      All contract charges                                --          414              $44,521           1.63%          --
2011  Lowest contract charge 0.00% Service Shares    $ 93.47           --                   --             --       (18.04)%
      Highest contract charge 0.90% Service Shares   $ 92.05           --                   --             --       (18.77)%
      All contract charges                                --          359              $32,646           2.12%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------
                                                                 UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------------- ------------- --------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2015  Lowest contract charge 0.00% Service Class       $166.99           --                   --             --         6.32%
      Highest contract charge 0.90% Service Class      $158.61           --                   --             --         5.36%
      All contract charges                                  --          600             $ 69,473           1.80%          --
2014  Lowest contract charge 0.00% Service Class       $157.06           --                   --             --         1.13%
      Highest contract charge 0.90% Service Class      $150.54           --                   --             --         0.23%
      All contract charges                                  --          483             $ 57,722           1.86%          --
2013  Lowest contract charge 0.00% Service Class       $155.30           --                   --             --        27.63%
      Highest contract charge 0.90% Service Class      $150.20           --                   --             --        26.48%
      All contract charges                                  --          400             $ 52,025           1.49%          --
2012  Lowest contract charge 0.00% Service Class       $121.68           --                   --             --        15.93%
      Highest contract charge 0.90% Service Class      $118.75           --                   --             --        14.89%
      All contract charges                                  --          263             $ 28,328           1.42%          --
2011  Lowest contract charge 0.00% Service Class       $104.96           --                   --             --        (1.78)%
      Highest contract charge 0.90% Service Class      $103.36           --                   --             --        (2.67)%
      All contract charges                                  --          240             $ 23,500           1.11%          --
MFS(R) INVESTORS TRUST SERIES
2015  Lowest contract charge 0.00% Service Class       $173.66           --                   --             --        (0.05)%
      Highest contract charge 0.80% Service Class      $165.90           --                   --             --        (0.84)%
      All contract charges                                  --           13             $  2,199           0.70%          --
2014  Lowest contract charge 0.00% Service Class       $173.74           --                   --             --        10.71%
      Highest contract charge 0.80% Service Class      $167.31           --                   --             --         9.83%
      All contract charges                                  --           12             $  2,089           0.80%          --
2013  Lowest contract charge 0.00% Service Class       $156.93           --                   --             --        31.74%
      Highest contract charge 0.80% Service Class      $152.34           --                   --             --        30.69%
      All contract charges                                  --           10             $  1,500           1.06%          --
2012  Lowest contract charge 0.00% Service Class       $119.12           --                   --             --        18.82%
      Highest contract charge 0.80% Service Class      $116.57           --                   --             --        17.88%
      All contract charges                                  --            5             $    647           1.03%          --
2011  Lowest contract charge 0.00% Service Class       $100.25           --                   --             --        (2.41)%
      Highest contract charge 0.60% Service Class      $ 99.23           --                   --             --        (3.00)%
      All contract charges                                  --            2             $    193           0.80%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(I)
2015  Lowest contract charge 0.00% Service Class(j)    $178.35           --                   --             --        (1.63)%
      Highest contract charge 0.90% Service Class(j)   $169.40           --                   --             --        (2.31)%
      All contract charges                                  --           13             $  2,155           0.46%          --
MFS(R) UTILITIES SERIES
2015  Lowest contract charge 0.00% Service Class       $154.79           --                   --             --       (14.75)%
      Highest contract charge 0.00% Service Class      $154.79           --                   --             --       (14.75)%
      All contract charges                                  --           79             $  1,640           4.13%          --
2014  Lowest contract charge 0.00% Service Class       $181.58           --                   --             --        12.47%
      Highest contract charge 0.00% Service Class      $181.58           --                   --             --        12.47%
      All contract charges                                  --           71             $  1,860           1.89%          --
2013  Lowest contract charge 0.00% Service Class       $161.45           --                   --             --        20.22%
      Highest contract charge 0.00% Service Class      $161.45           --                   --             --        20.22%
      All contract charges                                  --           48             $  1,452           2.19%          --
2012  Lowest contract charge 0.00% Service Class       $134.30           --                   --             --        13.21%
      Highest contract charge 0.00% Service Class      $134.30           --                   --             --        13.21%
      All contract charges                                  --           36             $    909           7.57%          --
2011  Lowest contract charge 0.00% Service Class       $118.63           --                   --             --         6.51%
      Highest contract charge 0.00% Service Class      $118.63           --                   --             --         6.51%
      All contract charges                                  --           19             $    700           3.74%          --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.00% Class A             $289.86           --                   --             --         3.99%
      Highest contract charge 0.90% Class A            $290.74           --                   --             --         3.06%
      All contract charges                                  --          542             $373,360           0.16%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $278.73           --                   --             --       10.66%
      Highest contract charge 0.90% Class A   $282.12           --                   --             --        9.67%
      All contract charges                         --          585             $389,941           0.10%         --
2013  Lowest contract charge 0.00% Class A    $251.87           --                   --             --       37.20%
      Highest contract charge 0.90% Class A   $257.24           --                   --             --       35.96%
      All contract charges                         --          630             $384,363           0.11%         --
2012  Lowest contract charge 0.00% Class A    $183.58           --                   --             --       14.20%
      Highest contract charge 0.90% Class A   $189.20           --                   --             --       13.17%
      All contract charges                         --          699             $312,057           0.23%         --
2011  Lowest contract charge 0.00% Class A    $160.75           --                   --             --       (6.05)%
      Highest contract charge 0.90% Class A   $167.18           --                   --             --       (6.89)%
      All contract charges                         --          764             $303,259           0.15%         --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.00% Class B    $147.63           --                   --             --        3.99%
      Highest contract charge 0.60% Class B   $134.13           --                   --             --        3.37%
      All contract charges                         --          194             $ 26,699           0.16%         --
2014  Lowest contract charge 0.00% Class B    $141.96           --                   --             --       10.66%
      Highest contract charge 0.60% Class B   $129.76           --                   --             --       10.00%
      All contract charges                         --          203             $ 27,000           0.10%         --
2013  Lowest contract charge 0.00% Class B    $128.28           --                   --             --       37.14%
      Highest contract charge 0.60% Class B   $117.96           --                   --             --       36.32%
      All contract charges                         --          222             $ 26,718           0.11%         --
2012  Lowest contract charge 0.00% Class B    $ 93.54           --                   --             --       14.21%
      Highest contract charge 0.60% Class B   $ 86.53           --                   --             --       13.51%
      All contract charges                         --          235             $ 20,720           0.23%         --
2011  Lowest contract charge 0.00% Class B    $ 81.90           --                   --             --       (6.28)%
      Highest contract charge 0.60% Class B   $ 76.23           --                   --             --       (6.83)%
      All contract charges                         --          259             $ 20,033           0.15%         --
MULTIMANAGER CORE BOND
2015  Lowest contract charge 0.00% Class A    $169.33           --                   --             --        0.12%
      Highest contract charge 0.60% Class A   $164.16           --                   --             --       (0.47)%
      All contract charges                         --          159             $ 20,844           1.92%         --
2014  Lowest contract charge 0.00% Class A    $169.12           --                   --             --        3.75%
      Highest contract charge 0.60% Class A   $164.94           --                   --             --        3.13%
      All contract charges                         --          167             $ 22,443           2.07%         --
2013  Lowest contract charge 0.00% Class A    $163.01           --                   --             --       (2.40)%
      Highest contract charge 0.60% Class A   $159.94           --                   --             --       (2.98)%
      All contract charges                         --          156             $ 22,518           1.53%         --
2012  Lowest contract charge 0.00% Class A    $167.01           --                   --             --        5.47%
      Highest contract charge 0.60% Class A   $164.86           --                   --             --        4.84%
      All contract charges                         --          159             $ 24,734           2.06%         --
2011  Lowest contract charge 0.00% Class A    $158.35           --                   --             --        6.08%
      Highest contract charge 0.60% Class A   $157.25           --                   --             --        5.44%
      All contract charges                         --          170             $ 25,718           2.61%         --
MULTIMANAGER CORE BOND
2015  Lowest contract charge 0.00% Class B    $174.54           --                   --             --        0.13%
      Highest contract charge 0.90% Class B   $153.79           --                   --             --       (0.77)%
      All contract charges                         --          304             $ 50,153           1.92%         --
2014  Lowest contract charge 0.00% Class B    $174.31           --                   --             --        3.74%
      Highest contract charge 0.90% Class B   $154.99           --                   --             --        2.81%
      All contract charges                         --          327             $ 53,881           2.07%         --
2013  Lowest contract charge 0.00% Class B    $168.02           --                   --             --       (2.35)%
      Highest contract charge 0.90% Class B   $150.75           --                   --             --       (3.23)%
      All contract charges                         --          348             $ 55,539           1.53%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
MULTIMANAGER CORE BOND (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $172.07           --                   --             --         5.47%
      Highest contract charge 0.90% Class B   $155.78           --                   --             --         4.52%
      All contract charges                         --          387              $63,352           2.06%          --
2011  Lowest contract charge 0.00% Class B    $163.14           --                   --             --         5.81%
      Highest contract charge 0.90% Class B   $149.04           --                   --             --         4.85%
      All contract charges                         --          414              $64,265           2.61%          --
MULTIMANAGER MID CAP GROWTH
2015  Lowest contract charge 0.00% Class A    $358.68           --                   --             --        (1.51)%
      Highest contract charge 0.60% Class A   $201.54           --                   --             --        (2.10)%
      All contract charges                         --           31              $10,804           0.00%          --
2014  Lowest contract charge 0.00% Class A    $364.19           --                   --             --         4.85%
      Highest contract charge 0.60% Class A   $205.87           --                   --             --         4.22%
      All contract charges                         --           33              $11,863           0.00%          --
2013  Lowest contract charge 0.00% Class A    $347.33           --                   --             --        40.15%
      Highest contract charge 0.60% Class A   $197.53           --                   --             --        39.31%
      All contract charges                         --           36              $12,410           0.00%          --
2012  Lowest contract charge 0.00% Class A    $247.82           --                   --             --        15.45%
      Highest contract charge 0.60% Class A   $141.79           --                   --             --        14.76%
      All contract charges                         --           39              $ 9,635           0.00%          --
2011  Lowest contract charge 0.00% Class A    $214.65           --                   --             --        (7.65)%
      Highest contract charge 0.60% Class A   $123.55           --                   --             --        (8.21)%
      All contract charges                         --           43              $ 9,091             --           --
MULTIMANAGER MID CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $316.79           --                   --             --        (1.52)%
      Highest contract charge 0.90% Class B   $180.20           --                   --             --        (2.41)%
      All contract charges                         --           97              $19,711           0.00%          --
2014  Lowest contract charge 0.00% Class B    $321.69           --                   --             --         4.86%
      Highest contract charge 0.90% Class B   $184.65           --                   --             --         3.92%
      All contract charges                         --          103              $21,132           0.00%          --
2013  Lowest contract charge 0.00% Class B    $306.77           --                   --             --        40.17%
      Highest contract charge 0.90% Class B   $177.69           --                   --             --        38.91%
      All contract charges                         --          115              $22,530           0.00%          --
2012  Lowest contract charge 0.00% Class B    $218.86           --                   --             --        15.45%
      Highest contract charge 0.90% Class B   $127.92           --                   --             --        14.41%
      All contract charges                         --          129              $17,782           0.00%          --
2011  Lowest contract charge 0.00% Class B    $189.57           --                   --             --        (7.88)%
      Highest contract charge 0.90% Class B   $111.81           --                   --             --        (8.71)%
      All contract charges                         --          133              $16,020             --           --
MULTIMANAGER MID CAP VALUE
2015  Lowest contract charge 0.00% Class A    $352.93           --                   --             --        (5.54)%
      Highest contract charge 0.60% Class A   $215.41           --                   --             --        (6.11)%
      All contract charges                         --           40              $ 9,746           0.68%          --
2014  Lowest contract charge 0.00% Class A    $373.64           --                   --             --         5.34%
      Highest contract charge 0.60% Class A   $229.42           --                   --             --         4.70%
      All contract charges                         --           43              $11,401           0.44%          --
2013  Lowest contract charge 0.00% Class A    $354.71           --                   --             --        35.59%
      Highest contract charge 0.60% Class A   $219.12           --                   --             --        34.78%
      All contract charges                         --           49              $12,048           0.35%          --
2012  Lowest contract charge 0.00% Class A    $261.60           --                   --             --        14.82%
      Highest contract charge 0.60% Class A   $162.58           --                   --             --        14.13%
      All contract charges                         --           52              $10,487           0.37%          --
2011  Lowest contract charge 0.00% Class A    $227.83           --                   --             --       (13.11)%
      Highest contract charge 0.60% Class A   $142.45           --                   --             --       (13.63)%
      All contract charges                         --           52              $ 9,552           0.06%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------------------------
                                                         UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                              ---------- ----------------- ------------------- ------------- --------
MULTIMANAGER MID CAP VALUE
2015  Lowest contract charge 0.00% Class B     $231.18           --                   --             --        (5.55)%
      Highest contract charge 0.90% Class B    $203.69           --                   --             --        (6.40)%
      All contract charges                          --          161              $34,517           0.68%          --
2014  Lowest contract charge 0.00% Class B     $244.76           --                   --             --         5.34%
      Highest contract charge 0.90% Class B    $217.62           --                   --             --         4.39%
      All contract charges                          --          171              $39,089           0.44%          --
2013  Lowest contract charge 0.00% Class B     $232.36           --                   --             --        35.59%
      Highest contract charge 0.90% Class B    $208.47           --                   --             --        34.38%
      All contract charges                          --          183              $39,817           0.35%          --
2012  Lowest contract charge 0.00% Class B     $171.37           --                   --             --        14.82%
      Highest contract charge 0.90% Class B    $155.14           --                   --             --        13.78%
      All contract charges                          --          211              $34,090           0.37%          --
2011  Lowest contract charge 0.00% Class B     $149.25           --                   --             --       (13.33)%
      Highest contract charge 0.90% Class B    $136.35           --                   --             --       (14.11)%
      All contract charges                          --          238              $33,687           0.06%          --
MULTIMANAGER TECHNOLOGY
2015  Lowest contract charge 0.00% Class A     $466.60           --                   --             --         6.29%
      Highest contract charge 0.60% Class A    $239.90           --                   --             --         5.65%
      All contract charges                          --           45              $16,131           0.00%          --
2014  Lowest contract charge 0.00% Class A     $438.98           --                   --             --        13.55%
      Highest contract charge 0.60% Class A    $227.06           --                   --             --        12.86%
      All contract charges                          --           46              $16,479           0.00%          --
2013  Lowest contract charge 0.00% Class A     $386.60           --                   --             --        35.59%
      Highest contract charge 0.60% Class A    $201.18           --                   --             --        34.78%
      All contract charges                          --           43              $15,169           0.00%          --
2012  Lowest contract charge 0.00% Class A     $285.13           --                   --             --        13.43%
      Highest contract charge 0.60% Class A    $149.27           --                   --             --        12.74%
      All contract charges                          --           47              $12,141           0.00%          --
2011  Lowest contract charge 0.00% Class A     $251.38           --                   --             --        (4.58)%
      Highest contract charge 0.60% Class A    $132.40           --                   --             --        (5.14)%
      All contract charges                          --           51              $12,242             --           --
MULTIMANAGER TECHNOLOGY
2015  Lowest contract charge 0.00% Class B     $379.34           --                   --             --         6.29%
      Highest contract charge 0.90% Class B    $206.03           --                   --             --         5.34%
      All contract charges                          --          301              $71,400           0.00%          --
2014  Lowest contract charge 0.00% Class B     $356.88           --                   --             --        13.55%
      Highest contract charge 0.90% Class B    $195.59           --                   --             --        12.53%
      All contract charges                          --          331              $73,397           0.00%          --
2013  Lowest contract charge 0.00% Class B     $314.29           --                   --             --        35.59%
      Highest contract charge 0.90% Class B    $173.81           --                   --             --        34.37%
      All contract charges                          --          353              $69,150           0.00%          --
2012  Lowest contract charge 0.00% Class B     $231.80           --                   --             --        13.43%
      Highest contract charge 0.90% Class B    $129.35           --                   --             --        12.40%
      All contract charges                          --          403              $57,987           0.00%          --
2011  Lowest contract charge 0.00% Class B     $204.36           --                   --             --        (4.82)%
      Highest contract charge 0.90% Class B    $115.08           --                   --             --        (5.67)%
      All contract charges                          --          465              $59,503             --           --
NATURAL RESOURCES PORTFOLIO
2015  Lowest contract charge 0.00% Class II    $ 49.32           --                   --             --       (28.84)%
      Highest contract charge 0.00% Class II   $ 49.32           --                   --             --       (28.84)%
      All contract charges                          --           86              $ 2,626           0.00%          --
2014  Lowest contract charge 0.00% Class II    $ 69.31           --                   --             --       (19.79)%
      Highest contract charge 0.00% Class II   $ 69.31           --                   --             --       (19.79)%
      All contract charges                          --          141              $ 7,525           0.00%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                              UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------------- ------------- --------
NATURAL RESOURCES PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Class II         $ 86.41           --                   --              --        9.75%
      Highest contract charge 0.00% Class II        $ 86.41           --                   --              --        9.76%
      All contract charges                               --          123              $ 9,220            0.00%         --
2012  Lowest contract charge 0.00% Class II         $ 78.73           --                   --              --       (2.92)%
      Highest contract charge 0.00% Class II        $ 78.73           --                   --              --       (2.92)%
      All contract charges                               --          175              $13,286            0.00%         --
2011  Lowest contract charge 0.00% Class II         $ 81.10           --                   --              --      (19.34)%
      Highest contract charge 0.00% Class II        $ 81.10           --                   --              --      (19.34)%
      All contract charges                               --          302              $24,330              --          --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class    $ 62.19           --                   --              --      (25.66)%
      Highest contract charge 0.90% Advisor Class   $ 59.07           --                   --              --      (26.34)%
      All contract charges                               --          132              $ 8,067            4.22%         --
2014  Lowest contract charge 0.00% Advisor Class    $ 83.66           --                   --              --      (18.75)%
      Highest contract charge 0.90% Advisor Class   $ 80.19           --                   --              --      (19.47)%
      All contract charges                               --          109              $ 9,010            0.27%         --
2013  Lowest contract charge 0.00% Advisor Class    $102.96           --                   --              --      (14.71)%
      Highest contract charge 0.90% Advisor Class   $ 99.58           --                   --              --      (15.48)%
      All contract charges                               --           98              $10,045            1.64%         --
2012  Lowest contract charge 0.00% Advisor Class    $120.72           --                   --              --        5.12%
      Highest contract charge 0.90% Advisor Class   $117.82           --                   --              --        4.18%
      All contract charges                               --           88              $10,567            2.47%         --
2011  Lowest contract charge 0.00% Advisor Class    $114.84           --                   --              --       (7.54)%
      Highest contract charge 0.90% Advisor Class   $113.09           --                   --              --       (8.38)%
      All contract charges                               --           69              $ 7,846           14.44%         --
PIMCO REAL RETURN PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class    $115.70           --                   --              --       (2.81)%
      Highest contract charge 0.90% Advisor Class   $109.90           --                   --              --       (3.67)%
      All contract charges                               --          276              $23,346            3.85%         --
2014  Lowest contract charge 0.00% Advisor Class    $119.04           --                   --              --        2.99%
      Highest contract charge 0.90% Advisor Class   $114.09           --                   --              --        2.07%
      All contract charges                               --          281              $25,631            1.29%         --
2013  Lowest contract charge 0.00% Advisor Class    $115.58           --                   --              --       (9.31)%
      Highest contract charge 0.90% Advisor Class   $111.78           --                   --              --      (10.12)%
      All contract charges                               --          320              $29,938            1.51%         --
2012  Lowest contract charge 0.00% Advisor Class    $127.44           --                   --              --        8.65%
      Highest contract charge 0.90% Advisor Class   $124.37           --                   --              --        7.67%
      All contract charges                               --          366              $40,719            0.92%         --
2011  Lowest contract charge 0.00% Advisor Class    $117.29           --                   --              --       11.57%
      Highest contract charge 0.90% Advisor Class   $115.51           --                   --              --       10.57%
      All contract charges                               --          263              $26,875            1.76%         --
PIMCO TOTAL RETURN PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class    $121.43           --                   --              --        0.36%
      Highest contract charge 0.90% Advisor Class   $115.34           --                   --              --       (0.55)%
      All contract charges                               --          785              $63,420            4.92%         --
2014  Lowest contract charge 0.00% Advisor Class    $121.00           --                   --              --        4.18%
      Highest contract charge 0.90% Advisor Class   $115.98           --                   --              --        3.24%
      All contract charges                               --          811              $63,291            2.08%         --
2013  Lowest contract charge 0.00% Advisor Class    $116.15           --                   --              --       (2.06)%
      Highest contract charge 0.90% Advisor Class   $112.34           --                   --              --       (2.94)%
      All contract charges                               --          873              $66,772            2.11%         --
2012  Lowest contract charge 0.00% Advisor Class    $118.59           --                   --              --        9.49%
      Highest contract charge 0.90% Advisor Class   $115.74           --                   --              --        8.51%
      All contract charges                               --          816              $70,878            2.48%         --
2011  Lowest contract charge 0.00% Advisor Class    $108.31           --                   --              --        3.51%
      Highest contract charge 0.90% Advisor Class   $106.66           --                   --              --        2.58%
      All contract charges                               --          532              $54,786            2.54%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II
2015  Lowest contract charge 0.00% Class II      $152.88           --                   --             --       (7.11)%
      Highest contract charge 0.90% Class II     $145.21           --                   --             --       (7.94)%
      All contract charges                            --          115              $17,055           1.59%         --
2014  Lowest contract charge 0.00% Class II      $164.58           --                   --             --        7.11%
      Highest contract charge 0.90% Class II     $157.74           --                   --             --        6.14%
      All contract charges                            --          127              $20,537           1.50%         --
2013  Lowest contract charge 0.00% Class II      $153.66           --                   --             --       29.41%
      Highest contract charge 0.90% Class II     $148.62           --                   --             --       28.24%
      All contract charges                            --          136              $20,548           1.35%         --
2012  Lowest contract charge 0.00% Class II      $118.74           --                   --             --       16.92%
      Highest contract charge 0.90% Class II     $115.89           --                   --             --       15.87%
      All contract charges                            --          111              $13,048           1.98%         --
2011  Lowest contract charge 0.00% Class II      $101.56           --                   --             --       (1.01)%
      Highest contract charge 0.90% Class II     $100.02           --                   --             --       (1.90)%
      All contract charges                            --           93              $ 9,413           1.61%         --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
2015  Lowest contract charge 0.00% Class II      $342.16           --                   --             --       12.47%
      Highest contract charge 0.00% Class II     $342.16           --                   --             --       12.47%
      All contract charges                            --           84              $ 5,986           0.00%         --
2014  Lowest contract charge 0.00% Class II      $304.22           --                   --             --       31.23%
      Highest contract charge 0.00% Class II     $304.22           --                   --             --       31.23%
      All contract charges                            --           66              $ 6,008           0.00%         --
2013  Lowest contract charge 0.00% Class II      $231.83           --                   --             --       50.51%
      Highest contract charge 0.00% Class II     $231.83           --                   --             --       50.51%
      All contract charges                            --           49              $ 5,013           0.00%         --
2012  Lowest contract charge 0.00% Class II      $154.03           --                   --             --       31.00%
      Highest contract charge 0.00% Class II     $154.03           --                   --             --       31.00%
      All contract charges                            --           22              $ 2,484           0.00%         --
2011  Lowest contract charge 0.00% Class II      $117.58           --                   --             --       10.38%
      Highest contract charge 0.00% Class II     $117.58           --                   --             --       10.38%
      All contract charges                            --           23              $ 2,213           0.00%         --
TARGET 2015 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $134.09           --                   --             --       (1.91)%
      Highest contract charge 0.00% Class B      $134.09           --                   --             --       (1.91)%
      All contract charges                            --           12              $   223           2.33%         --
2014  Lowest contract charge 0.00% Class B       $136.70           --                   --             --        2.96%
      Highest contract charge 0.00% Class B      $136.70           --                   --             --        2.96%
      All contract charges                            --            2              $    38           0.78%         --
2013  Lowest contract charge 0.00% Class B       $132.77           --                   --             --       14.07%
      Highest contract charge 0.00% Class B      $132.77           --                   --             --       14.07%
      All contract charges                            --            2              $   118           0.59%         --
2012  Lowest contract charge 0.00% Class B       $116.39           --                   --             --       10.86%
      Highest contract charge 0.00% Class B      $116.39           --                   --             --       10.86%
      All contract charges                            --            7              $   661           0.31%         --
2011  Lowest contract charge 0.00% Class B       $104.99           --                   --             --       (2.81)%
      Highest contract charge 0.00% Class B      $104.99           --                   --             --       (2.81)%
      All contract charges                            --           30              $ 3,123           1.52%         --
TARGET 2025 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $138.98           --                   --             --       (2.04)%
      Highest contract charge 0.60% Class B(h)   $ 93.80           --                   --             --       (5.65)%
      All contract charges                            --           49              $ 1,261           1.41%         --
2014  Lowest contract charge 0.00% Class B       $141.87           --                   --             --        4.03%
      Highest contract charge 0.00% Class B      $141.87           --                   --             --        4.03%
      All contract charges                            --           46              $   915           1.55%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
TARGET 2025 ALLOCATION (CONTINUED)
2013  Lowest contract charge 0.00% Class B       $136.37           --                  --              --        19.10%
      Highest contract charge 0.00% Class B      $136.37           --                  --              --        19.10%
      All contract charges                            --           27              $  506            1.01%          --
2012  Lowest contract charge 0.00% Class B       $114.50           --                  --              --        12.85%
      Highest contract charge 0.00% Class B      $114.50           --                  --              --        12.85%
      All contract charges                            --           23              $1,025            0.27%          --
2011  Lowest contract charge 0.00% Class B       $101.46           --                  --              --        (3.91)%
      Highest contract charge 0.00% Class B      $101.46           --                  --              --        (3.91)%
      All contract charges                            --           55              $5,145            1.44%          --
TARGET 2035 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $141.87           --                  --              --        (2.03)%
      Highest contract charge 0.60% Class B(h)   $ 93.47           --                  --              --        (5.98)%
      All contract charges                            --           24              $  864            1.43%          --
2014  Lowest contract charge 0.00% Class B       $144.81           --                  --              --         4.49%
      Highest contract charge 0.00% Class B      $144.81           --                  --              --         4.49%
      All contract charges                            --           18              $  934            1.40%          --
2013  Lowest contract charge 0.00% Class B       $138.59           --                  --              --        22.25%
      Highest contract charge 0.00% Class B      $138.59           --                  --              --        22.25%
      All contract charges                            --           12              $  760            2.05%          --
2012  Lowest contract charge 0.00% Class B       $113.37           --                  --              --        14.11%
      Highest contract charge 0.00% Class B      $113.37           --                  --              --        14.11%
      All contract charges                            --            8              $  263            0.06%          --
2011  Lowest contract charge 0.00% Class B       $ 99.35           --                  --              --        (4.64)%
      Highest contract charge 0.00% Class B      $ 99.35           --                  --              --        (4.64)%
      All contract charges                            --           76              $7,180            1.43%          --
TARGET 2045 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $142.67           --                  --              --        (2.23)%
      Highest contract charge 0.60% Class B(h)   $ 92.93           --                  --              --        (6.52)%
      All contract charges                            --           16              $  571            1.91%          --
2014  Lowest contract charge 0.00% Class B       $145.92           --                  --              --         4.77%
      Highest contract charge 0.00% Class B      $145.92           --                  --              --         4.77%
      All contract charges                            --            9              $  259            1.38%          --
2013  Lowest contract charge 0.00% Class B       $139.27           --                  --              --        25.22%
      Highest contract charge 0.00% Class B      $139.27           --                  --              --        25.22%
      All contract charges                            --            7              $  209            1.29%          --
2012  Lowest contract charge 0.00% Class B       $111.22           --                  --              --        15.43%
      Highest contract charge 0.00% Class B      $111.22           --                  --              --        15.43%
      All contract charges                            --            9              $  349            0.41%          --
2011  Lowest contract charge 0.00% Class B       $ 96.35           --                  --              --        (5.53)%
      Highest contract charge 0.00% Class B      $ 96.35           --                  --              --        (5.53)%
      All contract charges                            --           16              $1,148            1.10%          --
TARGET 2055 ALLOCATION
2015  Lowest contract charge 0.00% Class B(h)    $ 93.79           --                  --              --        (6.70)%
      Highest contract charge 0.00% Class B(h)   $ 93.79           --                  --              --        (6.70)%
      All contract charges                            --           --              $   46            3.95%          --
TEMPLETON DEVELOPING MARKETS VIP FUND
2015  Lowest contract charge 0.00% Class 2       $ 78.96           --                  --              --       (19.60)%
      Highest contract charge 0.90% Class 2      $ 74.99           --                  --              --       (20.33)%
      All contract charges                            --          101              $7,804            1.97%          --
2014  Lowest contract charge 0.00% Class 2       $ 98.21           --                  --              --        (8.39)%
      Highest contract charge 0.90% Class 2      $ 94.13           --                  --              --        (9.21)%
      All contract charges                            --           99              $9,492            1.48%          --
2013  Lowest contract charge 0.00% Class 2       $107.20           --                  --              --        (0.92)%
      Highest contract charge 0.90% Class 2      $103.68           --                  --              --        (1.82)%
      All contract charges                            --           92              $9,698            1.95%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------------- ------------- --------
TEMPLETON DEVELOPING MARKETS VIP FUND (CONTINUED)
2012  Lowest contract charge 0.00% Class 2           $108.20           --                   --             --        13.16%
      Highest contract charge 0.90% Class 2          $105.60           --                   --             --        12.14%
      All contract charges                                --           91              $ 9,640           1.42%          --
2011  Lowest contract charge 0.00% Class 2           $ 95.62           --                   --             --       (15.85)%
      Highest contract charge 0.90% Class 2          $ 94.17           --                   --             --       (16.61)%
      All contract charges                                --           79              $ 7,494           1.03%          --
TEMPLETON GLOBAL BOND VIP FUND
2015  Lowest contract charge 0.00% Class 2           $118.80           --                   --             --        (4.30)%
      Highest contract charge 0.90% Class 2          $112.84           --                   --             --        (5.17)%
      All contract charges                                --          529              $42,461           7.79%          --
2014  Lowest contract charge 0.00% Class 2           $124.14           --                   --             --         1.83%
      Highest contract charge 0.90% Class 2          $118.99           --                   --             --         0.92%
      All contract charges                                --          515              $47,540           5.01%          --
2013  Lowest contract charge 0.00% Class 2           $121.91           --                   --             --         1.63%
      Highest contract charge 0.90% Class 2          $117.90           --                   --             --         0.71%
      All contract charges                                --          531              $54,314           5.00%          --
2012  Lowest contract charge 0.00% Class 2           $119.95           --                   --             --        15.06%
      Highest contract charge 0.90% Class 2          $117.07           --                   --             --        14.03%
      All contract charges                                --          627              $71,476           6.27%          --
2011  Lowest contract charge 0.00% Class 2           $104.25           --                   --             --        (0.87)%
      Highest contract charge 0.90% Class 2          $102.67           --                   --             --        (1.76)%
      All contract charges                                --          558              $56,997           5.42%          --
TEMPLETON GROWTH VIP FUND
2015  Lowest contract charge 0.00% Class 2           $139.77           --                   --             --        (6.48)%
      Highest contract charge 0.90% Class 2          $132.75           --                   --             --        (7.33)%
      All contract charges                                --           33              $ 4,511           2.55%          --
2014  Lowest contract charge 0.00% Class 2           $149.46           --                   --             --        (2.82)%
      Highest contract charge 0.90% Class 2          $143.25           --                   --             --        (3.69)%
      All contract charges                                --           36              $ 5,379           1.34%          --
2013  Lowest contract charge 0.00% Class 2           $153.79           --                   --             --        30.82%
      Highest contract charge 0.90% Class 2          $148.74           --                   --             --        29.64%
      All contract charges                                --           29              $ 4,333           2.50%          --
2012  Lowest contract charge 0.00% Class 2           $117.56           --                   --             --        21.07%
      Highest contract charge 0.90% Class 2          $114.73           --                   --             --        19.97%
      All contract charges                                --           11              $ 1,364           2.11%          --
2011  Lowest contract charge 0.00% Class 2           $ 97.10           --                   --             --        (6.97)%
      Highest contract charge 0.90% Class 2          $ 95.63           --                   --             --        (7.81)%
      All contract charges                                --           10              $ 1,008           1.34%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
2015  Lowest contract charge 0.00% Class S Shares    $ 59.42           --                   --             --       (33.62)%
      Highest contract charge 0.90% Class S Shares   $ 56.43           --                   --             --       (34.23)%
      All contract charges                                --          147              $ 8,559           0.03%          --
2014  Lowest contract charge 0.00% Class S Shares    $ 89.52           --                   --             --       (19.34)%
      Highest contract charge 0.90% Class S Shares   $ 85.80           --                   --             --       (20.07)%
      All contract charges                                --          127              $11,178           0.00%          --
2013  Lowest contract charge 0.00% Class S Shares    $110.99           --                   --             --        10.30%
      Highest contract charge 0.90% Class S Shares   $107.34           --                   --             --         9.30%
      All contract charges                                --          115              $12,630           0.51%          --
2012  Lowest contract charge 0.00% Class S Shares    $100.63           --                   --             --         3.10%
      Highest contract charge 0.90% Class S Shares   $ 98.21           --                   --             --         2.18%
      All contract charges                                --          118              $11,742           0.65%          --
2011  Lowest contract charge 0.00% Class S Shares    $ 97.60           --                   --             --       (16.69)%
      Highest contract charge 0.90% Class S Shares   $ 96.11           --                   --             --       (17.45)%
      All contract charges                                --          102              $ 9,923           0.63%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2015

8. Financial Highlights (Concluded)

                                                                                   YEARS ENDED DECEMBER 31,
                                                            --------------------------------------------------------------
                                                                       UNITS OUTSTANDING    ACCUMULATION      INVESTMENT
                                                            UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO*
                                                            ---------- ----------------- ------------------- -------------
VANGUARD VARIABLE INSURANCE FUND -- EQUITY INDEX PORTFOLIO
2015   Lowest contract charge 0.60% Investor Share Class     $212.51          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $212.51          --                   --              --
       All contract charges                                       --          37               $7,894            1.66%
2014   Lowest contract charge 0.60% Investor Share Class     $211.12          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $211.12          --                   --              --
       All contract charges                                       --          36               $7,580            1.67%
2013   Lowest contract charge 0.60% Investor Share Class     $187.12          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $187.12          --                   --              --
       All contract charges                                       --          34               $6,456            4.22%
2012   Lowest contract charge 0.60% Investor Share Class     $142.42          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $142.42          --                   --              --
       All contract charges                                       --          33               $4,681            1.76%
2011   Lowest contract charge 0.60% Investor Share Class     $123.67          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $123.67          --                   --              --
       All contract charges                                       --          29               $3,537            1.67%

                                                     --------
                                                      TOTAL
                                                     RETURN**
                                                     --------

Lowest contract charge 0.60% Investor Share Class      0.66%
Highest contract charge 0.60% Investor Share Class     0.66%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class     12.83%
Highest contract charge 0.60% Investor Share Class    12.83%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class     31.39%
Highest contract charge 0.60% Investor Share Class    31.39%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class     15.16%
Highest contract charge 0.60% Investor Share Class    15.16%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class      1.32%
Highest contract charge 0.60% Investor Share Class     1.32%
All contract charges                                     --

   ----------
  (a)Units were made available on May 2, 2011.
  (b)Units were made available on May 20, 2013.
  (c)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.
  (d)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
  (e)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.
  (f)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.
  (g)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
  (h)Units were made available on May 26, 2015.
  (i)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.
  (j)Units were made available on March 27, 2015.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2015 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm......................................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2015 and 2014....................................... F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2015, 2014 and 2013...... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2015, 2014
   and 2013..................................................................................... F-4
  Consolidated Statements of Equity, Years Ended December 31, 2015, 2014 and 2013............... F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2015, 2014 and 2013........... F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization....................................................................... F-8
   Note 2 -- Significant Accounting Policies.................................................... F-8
   Note 3 -- Investments........................................................................ F-21
   Note 4 -- Goodwill and Other Intangible Assets............................................... F-38
   Note 5 -- Closed Block....................................................................... F-39
   Note 6 -- Contractholder Bonus Interest Credits.............................................. F-40
   Note 7 -- Fair Value Disclosures............................................................. F-41
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features........... F-52
   Note 9 -- Reinsurance Agreements............................................................. F-56
   Note 10 -- Short-Term and Long-Term Debt..................................................... F-57
   Note 11 -- Related Party Transactions........................................................ F-58
   Note 12 -- Employee Benefit Plans............................................................ F-60
   Note 13 -- Share-Based and Other Compensation Programs....................................... F-64
   Note 14 -- Income Taxes...................................................................... F-70
   Note 15 -- Accumulated Other Comprehensive Income (Loss)..................................... F-72
   Note 16 -- Commitments and Contingent Liabilities............................................ F-73
   Note 17 -- Litigation........................................................................ F-74
   Note 18 -- Insurance Group Statutory Financial Information................................... F-76
   Note 19 -- Business Segment Information...................................................... F-77
   Note 20 -- Quarterly Results of Operations (Unaudited)....................................... F-77

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 18, 2016

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2015 AND 2014

                                                      2015       2014
                                                   ---------- ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $31,201 and 30,795)... $   31,893 $   33,034
  Mortgage loans on real estate (net of valuation
   allowances of $6 and $37)......................      7,171      6,463
  Policy loans....................................      3,393      3,408
  Other equity investments........................      1,477      1,757
  Trading securities, at fair value...............      6,805      5,143
  Other invested assets...........................      1,788      1,978
                                                   ---------- ----------
   Total investments..............................     52,527     51,783
Cash and cash equivalents.........................      3,028      2,716
Cash and securities segregated, at fair value.....        565        476
Broker-dealer related receivables.................      1,971      1,899
Securities purchased under agreements to resell...         79         --
Deferred policy acquisition costs.................      4,469      4,271
Goodwill and other intangible assets, net.........      3,733      3,762
Amounts due from reinsurers.......................      4,466      4,051
Loans to affiliates...............................      1,087      1,087
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................     10,570     10,711
Other assets......................................      4,634      4,190
Separate Accounts' assets.........................    107,497    111,059
                                                   ---------- ----------

TOTAL ASSETS...................................... $  194,626 $  196,005
                                                   ========== ==========

LIABILITIES
Policyholders' account balances................... $   33,033 $   31,848
Future policy benefits and other policyholders
  liabilities.....................................     24,531     23,484
Broker-dealer related payables....................        404        551
Securities sold under agreements to repurchase....      1,890        950
Customers related payables........................      1,715      1,501
Amounts due to reinsurers.........................        131         74
Short-term debt...................................        584        689
Current and deferred income taxes.................      4,647      4,785
Other liabilities.................................      2,586      2,939
Separate Accounts' liabilities....................    107,497    111,059
                                                   ---------- ----------
   Total liabilities..............................    177,018    177,880
                                                   ---------- ----------
Redeemable Noncontrolling Interest................ $       13 $       17
                                                   ---------- ----------

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      5,321      5,957
  Retained earnings...............................      8,958      8,809
  Accumulated other comprehensive income (loss)...        228        351
                                                   ---------- ----------
   Total AXA Equitable's equity...................     14,509     15,119
                                                   ---------- ----------
Noncontrolling interest...........................      3,086      2,989
                                                   ---------- ----------
   Total equity...................................     17,595     18,108
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  194,626 $  196,005
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                           2015      2014      2013
                                                         --------  --------  --------
                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................ $  3,574  $  3,475  $  3,546
Premiums................................................      488       514       496
Net investment income (loss):
  Investment income (loss) from derivative instruments..      (81)    1,605    (2,866)
  Other investment income (loss)........................    2,057     2,210     2,237
                                                         --------  --------  --------
   Total net investment income (loss)...................    1,976     3,815      (629)
                                                         --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..........      (41)      (72)      (81)
  Portion of loss recognized in other comprehensive
   income (loss)........................................       --        --        15
                                                         --------  --------  --------
   Net impairment losses recognized.....................      (41)      (72)      (66)
  Other investment gains (losses), net..................       21        14       (33)
                                                         --------  --------  --------
     Total investment gains (losses), net...............      (20)      (58)      (99)
                                                         --------  --------  --------
Commissions, fees and other income......................    3,942     3,930     3,823
Increase (decrease) in the fair value of the
  reinsurance contract asset............................     (141)    3,964    (4,297)
                                                         --------  --------  --------
     Total revenues.....................................    9,819    15,640     2,840
                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................    2,799     3,708     1,691
Interest credited to policyholders' account balances....      978     1,186     1,373
Compensation and benefits...............................    1,783     1,739     1,743
Commissions.............................................    1,111     1,147     1,160
Distribution related payments...........................      394       413       423
Amortization of deferred sales commissions..............       49        42        41
Interest expense........................................       20        53        88
Amortization of deferred policy acquisition costs.......      284       215       580
Capitalization of deferred policy acquisition costs.....     (615)     (628)     (655)
Rent expense............................................      165       163       169
Amortization of other intangible assets.................       28        27        24
Other operating costs and expenses......................    1,173     1,460     1,512
                                                         --------  --------  --------
     Total benefits and other deductions................    8,169     9,525     8,149
                                                         --------  --------  --------
Earnings (loss) from operations, before income taxes....    1,650     6,115  $ (5,309)
Income tax (expense) benefit............................     (186)   (1,695)    2,073
                                                         --------  --------  --------

Net earnings (loss).....................................    1,464     4,420    (3,236)
  Less: net (earnings) loss attributable to the
   noncontrolling interest..............................     (403)     (387)     (337)
                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....... $  1,061  $  4,033  $ (3,573)
                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................... $   1,464  $   4,420  $  (3,236)
                                                   ---------  ---------  ---------

Other comprehensive income (loss) net of income
taxes:
   Foreign currency translation adjustment........       (25)       (21)       (12)
   Change in unrealized gains (losses), net of
     reclassification adjustment..................      (881)       969     (1,199)
   Changes in defined benefit plan related items
     not yet recognized in periodic benefit cost,
     net of reclassification adjustment...........        (4)       (23)       299
                                                   ---------  ---------  ---------
Total other comprehensive income (loss), net of
  income taxes....................................      (910)       925       (912)
                                                   ---------  ---------  ---------

Comprehensive income (loss).......................       554      5,345     (4,148)

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................      (388)      (358)      (345)
                                                   ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA
  Equitable....................................... $     166  $   4,987  $  (4,493)
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end
   of year........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning of
   year...........................................     5,957      5,934      5,992
  Deferred tax on dividend of AB Units............       (35)       (26)        --
  Non cash capital contribution from AXA
   Financial (See Note 12)........................       137         --         --
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................      (772)        --         --
  Changes in capital in excess of par value.......        34         49        (58)
                                                   ---------  ---------  ---------
  Capital in excess of par value, end of year.....     5,321      5,957      5,934
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............     8,809      5,205      9,125
  Net earnings (loss).............................     1,061      4,033     (3,573)
  Stockholder dividends...........................      (912)      (429)      (347)
                                                   ---------  ---------  ---------
  Retained earnings, end of year..................     8,958      8,809      5,205
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year..............................       351       (603)       317
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................       772         --         --
  Other comprehensive income (loss)...............      (895)       954       (920)
                                                   ---------  ---------  ---------
  Accumulated other comprehensive income (loss),
   end of year....................................       228        351       (603)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR......    14,509     15,119     10,538
                                                   ---------  ---------  ---------

  Noncontrolling interest, beginning of year......     2,989      2,903      2,494
  Repurchase of AB Holding units..................      (154)       (62)       (76)
  Net earnings (loss) attributable to
   noncontrolling interest........................       403        387        337
  Dividends paid to noncontrolling interest.......      (414)      (401)      (306)
  Dividend of AB Units by AXA Equitable to AXA
   Financial......................................       145         48        113
  Other comprehensive income (loss) attributable
   to noncontrolling interest.....................       (15)       (29)         8
  Other changes in noncontrolling interest........       132        143        333
                                                   ---------  ---------  ---------

     Noncontrolling interest, end of year.........     3,086      2,989      2,903
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  17,595  $  18,108  $  13,441
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                            2015       2014       2013
                                                         ---------  ---------  ---------
                                                                  (IN MILLIONS)
Net earnings (loss)..................................... $   1,464  $   4,420  $  (3,236)
  Adjustments to reconcile net earnings (loss) to net
  cash provided by operating activities:
   Interest credited to policyholders' account
     balances...........................................       978      1,186      1,373
   Universal life and investment-type product policy
     fee income.........................................    (3,574)    (3,475)    (3,546)
   Net change in broker-dealer and customer related
     receivables/payables...............................       (38)      (525)      (740)
   (Income) loss related to derivative instruments......        81     (1,605)     2,866
   Change in reinsurance recoverable with affiliate.....      (581)      (128)      (176)
   Investment (gains) losses, net.......................        20         58         99
   Change in segregated cash and securities, net........       (89)       505        571
   Change in deferred policy acquisition costs..........      (331)      (413)       (74)
   Change in future policy benefits.....................       961      1,647       (384)
   Change in current and deferred income taxes..........       258      1,448     (1,754)
   Real estate related write-off charges................        --         25         56
   Change in accounts payable and accrued expenses......        38       (259)        33
   Change in the fair value of the reinsurance
     contract asset.....................................       141     (3,964)     4,297
   Contribution to pension plans........................        --         (6)        --
   Amortization of deferred compensation................       172        171        159
   Amortization of deferred sales commission............        49         42         41
   Amortization of reinsurance cost.....................        39        302        302
   Other depreciation and amortization..................       (18)        44        122
   Amortization of other intangibles....................        28         27         24
   Other, net...........................................       116       (117)       128
                                                         ---------  ---------  ---------

  Net cash provided by (used in) operating activities...      (286)      (617)       161
                                                         ---------  ---------  ---------

  Cash flows from investing activities:
   Maturities and repayments of fixed maturities and
     mortgage loans on real estate......................     3,996      2,975      3,691
   Sales of investments.................................     1,284      1,099      3,444
   Purchases of investments.............................    (6,145)    (6,751)    (6,057)
   Purchases of trading account securities..............   (12,501)    (7,014)    (3,794)
   Sales maturities and repayment of trading account
     securities.........................................    10,810      6,077      1,893
   Cash settlements related to derivative instruments...       529        999     (2,500)
   Purchase of business, net of cash acquired...........        --        (61)        --
   Change in short-term investments.....................      (363)        (5)        --
   Decrease in loans to affiliates......................        --         --          5
   Increase in loans to affiliates......................        --         --        (56)
   Investment in capitalized software, leasehold
     improvements and EDP equipment.....................       (71)       (83)       (67)
   Other, net...........................................        35         (9)        12
                                                         ---------  ---------  ---------

  Net cash provided by (used in) investing activities... $  (2,426) $  (2,773) $  (3,429)
                                                         ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                  (CONTINUED)

                                                      2015       2014       2013
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  4,821  $   5,034  $   5,469
   Withdrawals and transfers to Separate Accounts..     (880)    (1,075)    (1,188)
  Change in short-term financings..................       95        221        (55)
  Change in collateralized pledged liabilities.....     (270)       430       (663)
  Change in collateralized pledged assets..........       (2)       (12)       (18)
  Repayment of Loans from Affiliates...............       --       (825)      (500)
  Repayment of long term debt......................     (200)        --         --
  Shareholder dividends paid.......................     (767)      (382)      (234)
  Repurchase of AB Holding units...................     (214)       (90)      (113)
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (414)      (401)      (306)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................      939        950         --
  Change in securities sold under agreements to
   resale..........................................      (79)        --         --
  Other, net.......................................        5         (7)        --
                                                    --------  ---------  ---------

Net cash provided by (used in) financing
  activities.......................................    3,034      3,843      2,392
                                                    --------  ---------  ---------

Effect of exchange rate changes on cash and cash
  equivalents......................................      (10)       (20)        (3)
Change in cash and cash equivalents................      312        433       (879)
Cash and cash equivalents, beginning of year.......    2,716      2,283      3,162
                                                    --------  ---------  ---------

Cash and Cash Equivalents, End of Year............. $  3,028  $   2,716  $   2,283
                                                    ========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................... $     19  $      72  $      91
                                                    ========  =========  =========
  Income Taxes (Refunded) Paid..................... $    (80) $     272  $    (214)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable and fixed-interest annuity products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2015 and 2014, the Company's economic interest in AB was 28.6% and 32.2%, respectively. At December 31, 2015 and 2014, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 62.8% and 62.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2015", "2014" and "2013" refer to the years ended December 31, 2015, 2014 and 2013, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AB earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2015, AB had significant variable interests in certain other structured products and hedge funds with approximately $28 million in client AUM. However, these VIEs do not require consolidation because management has determined that AB is not the primary beneficiary of the expected losses or expected residual returns of these entities. AB's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Adoption of New Accounting Pronouncements

   In June 2014, the Financial Accounting Standards Board ("FASB") issued new guidance for repurchase-to-maturity transactions, repurchase financings and added disclosure requirements, which aligns the accounting for repurchase-to-maturity transactions and repurchase financing arrangements with the accounting for other typical repurchase agreements. The new guidance also requires additional disclosures about repurchase agreements and similar transactions. The accounting changes and disclosure requirements were effective for interim or annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. New guidance is effective prospectively for fiscal years (and interim periods within those years) beginning after December 15, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy is intended to eliminate the diversity in practice that currently exists with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy will be the observability of the inputs. The amendment is effective retrospectively for fiscal years (and interim periods within those years) beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance is effective retrospectively for interim or annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to limited partnerships and similar entities, and ends the deferral granted to investment companies for applying the VIE guidance. The new standard is effective for annual periods, beginning after December 15, 2015, but may be early-adopted in any interim period. Management currently is evaluating the impacts this guidance may have on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for interim and annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2015 and 2014, the carrying value of COLI was $864 million and $803 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2015 and 2014, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $72 million and $89 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2015, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.65% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.65% net of product weighted average Separate Account fees) and 0.0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2015, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 6.5% (weighted average of 5.1%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral. As entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLB stock, AXA Equitable has purchased FHLBNY stock of $31 million, as of December 31, 2015. At December 31, 2015, AXA Equitable had $500 million of outstanding funding agreements with the FHLBNY. These funding agreements were used for asset liability management purposes. For other instruments used for asset liability management purposes, see "Derivative and offsetting assets and liabilities" included in
   Note 3.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the

   GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2015, participating policies, including those in the Closed Block, represent approximately 5.2% ($18,599 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of seven Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements. These Separate Accounts are combined on a line-by-line basis with the Company's General Account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the General Account.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Company does not bear the investment risk are reflected directly in Separate Accounts liabilities. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2015, 2014 and 2013, investment results of such Separate Accounts were gains (losses) of $1,148 million, $5,959 million and $19,022 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2015 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2015. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Out of Period Adjustments

   In 2015, the Company recorded several out-of-period adjustments ("OOPA") in its financial statements These OOPAs resulted in understating the 2015 total revenues by $112 million, and understated total benefits and other deductions by $51 million. These OOPAs primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its variable and interest sensitive life ("VISL") products. In addition, the Company recorded an OOPA in 2015 related an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's Disability Insurance ("DI") business. As a result of these OOPAs, the 2015 earnings (loss) from operations, before income tax was understated by $61 million, and the net earnings were understated by $40 million.

   In 2014, the Company recorded several OOPAs in its financial statements. The Company refined the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

   Assumption Updates and Refinements

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were updated based on emerging experience. This update increases expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreases the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, the after tax impacts of these assumption updates decreased Net earnings by approximately $60 million.

   Effective March 2016, the Company will raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007 which have both issue ages 70 and above and a current face value amount of $1 million and above. The Company is raising the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the current schedule of COI rates was established. This COI rate increase is larger than the increase that previously had been anticipated in management's reserve assumptions. As a result management updated the assumption to reflect the actual COI rate increase, resulting in a $46 million increase to net earnings for the year ended December 31, 2015.

   Additionally in 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption used to calculate GMDB/GMIB and VISL reserves and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, the after tax impact of this assumption update decreased Net earnings by approximately $445 million.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, the after DAC and after tax impact of this assumption update increased Net earnings by approximately $30 million.

   In addition, in 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, the after DAC and after tax impact of this refinements increased Net earnings by approximately $307 million.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                          GROSS      GROSS
                                              AMORTIZED UNREALIZED UNREALIZED                OTTI
                                                COST      GAINS      LOSSES   FAIR VALUE  IN AOCI/(3)/
                                              --------- ---------- ---------- ----------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2015
-----------------
Fixed Maturity Securities:
  Public corporate........................... $  12,890  $     688 $      202 $    13,376 $        --
  Private corporate..........................     6,818        232        124       6,926          --
  U.S. Treasury, government and agency.......     8,800        280        305       8,775          --
  States and political subdivisions..........       437         68          1         504          --
  Foreign governments........................       397         36         18         415          --
  Commercial mortgage-backed.................       591         29         87         533           9
  Residential mortgage-backed/(1)/...........       608         32         --         640          --
  Asset-backed/(2)/..........................        68         10          1          77           3
  Redeemable preferred stock.................       592         57          2         647          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    31,201      1,432        740      31,893          12

Equity securities............................        34         --          2          32          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2015................... $  31,235  $   1,432 $      742 $    31,925 $        12
                                              =========  ========= ========== =========== ===========

December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $  13,808  $   1,140 $       51 $    14,897 $        --
  Private corporate..........................     6,934        409         20       7,323          --
  U.S. Treasury, government and agency.......     6,685        672         26       7,331          --
  States and political subdivisions..........       441         78         --         519          --
  Foreign governments........................       405         48          7         446          --
  Commercial mortgage-backed.................       855         22        142         735          10
  Residential mortgage-backed/(1)/...........       752         43         --         795          --
  Asset-backed/(2)/..........................        86         14          1          99           3
  Redeemable preferred stock.................       829         70         10         889          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    30,795      2,496        257      33,034          13

Equity securities............................        36          2         --          38          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2014................... $  30,831  $   2,498 $      257 $    33,072 $        13
                                              =========  ========= ========== =========== ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2015 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2015

                                              AMORTIZED
                                                COST     FAIR VALUE
                                              ---------- ----------
                                                  (IN MILLIONS)
Due in one year or less...................... $    1,469 $    1,486
Due in years two through five................      7,012      7,395
Due in years six through ten.................     10,429     10,406
Due after ten years..........................     10,432     10,709
                                              ---------- ----------
   Subtotal..................................     29,342     29,996
Commercial mortgage-backed securities........        591        533
Residential mortgage-backed securities.......        608        640
Asset-backed securities......................         68         77
                                              ---------- ----------
Total........................................ $   30,609 $   31,246
                                              ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2015, 2014 and 2013:

                                                      December 31,
                                              ---------------------------
                                                2015     2014      2013
                                              -------  -------  ---------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   979  $   716  $   3,220
                                              =======  =======  =========
Gross gains on sales......................... $    33  $    21  $      71
                                              =======  =======  =========
Gross losses on sales........................ $    (8) $    (9) $     (88)
                                              =======  =======  =========
Total OTTI................................... $   (41) $   (72) $     (81)
Non-credit losses recognized in OCI..........      --       --         15
                                              -------  -------  ---------
Credit losses recognized in earnings (loss).. $   (41) $   (72) $     (66)
                                              =======  =======  =========

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                               2015      2014
                                                             --------  --------
                                                                (IN MILLIONS)
Balances at January 1,...................................... $   (254) $   (370)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold............................       97       188
Recognized impairments on securities impaired to fair value
  this period/(1)/..........................................      (11)       --
Impairments recognized this period on securities not
  previously impaired.......................................      (22)      (41)
Additional impairments this period on securities previously
  impaired..................................................       (8)      (31)
Increases due to passage of time on previously recorded
  credit losses.............................................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows..........................       --        --
                                                             --------  --------
Balances at December 31,.................................... $   (198) $   (254)
                                                             ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                  DECEMBER 31,
                                               ------------------
                                                 2015     2014
                                               -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    16  $      10
   All other..................................     676      2,229
  Equity securities...........................      (2)         2
                                               -------  ---------
Net Unrealized Gains (Losses)................. $   690  $   2,241
                                               =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                    AOCI GAIN
                                                   NET                                                (LOSS)
                                               UNREALIZED                             DEFERRED      RELATED TO
                                                  GAIN                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON            POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              -------------  -------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $          10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................            (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       --             --           --              --
   Deferred income taxes.....................            --       --             --           (1)             (1)
   Policyholders liabilities.................            --       --             (4)          --              (4)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $          16  $    --  $          (4) $        (5) $            7
                                              =============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2014..................... $         (28) $     2  $          10  $         5  $          (11)
Net investment gains (losses) arising during
  the period.................................            (1)      --             --           --              (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            39       --             --           --              39
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       (2)            --           --              (2)
   Deferred income taxes.....................            --       --             --           (9)             (9)
   Policyholders liabilities.................            --       --            (10)          --             (10)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2014................... $          10  $    --  $          --  $        (4) $            6
                                              =============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                  AOCI GAIN (LOSS)
                                               UNREALIZED                                 DEFERRED         RELATED TO
                                                  GAINS                                    INCOME        NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS     TAX ASSET        INVESTMENT
                                               INVESTMENTS      DAC      LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  ---------  -------------  ---------------  ----------------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $       2,231  $    (122) $        (368) $          (610) $          1,131
Net investment gains (losses) arising during
  the period.................................        (1,562)        --             --               --            (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             5         --             --               --                 5
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         40             --               --                40
   Deferred income taxes.....................            --         --             --              477               477
   Policyholders liabilities.................            --         --            155               --               155
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2015................... $         674  $     (82) $        (213) $          (133) $            246
                                              =============  =========  =============  ===============  ================

BALANCE, JANUARY 1, 2014..................... $         607  $    (107) $        (245) $           (90) $            165
Net investment gains (losses) arising during
  the period.................................         1,606         --             --               --             1,606
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            18         --             --               --                18
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --        (15)            --               --               (15)
   Deferred income taxes.....................            --         --             --             (520)             (520)
   Policyholders liabilities.................            --         --           (123)              --              (123)
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2014................... $       2,231  $    (122) $        (368) $          (610) $          1,131
                                              =============  =========  =============  ===============  ================

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 810 issues at December 31, 2015 and the 601 issues at December 31, 2014 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                              ----------------------- --------------------- ---------------------
                                                            GROSS                  GROSS                 GROSS
                                                          UNREALIZED             UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ---------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $      359 $       73 $    3,450 $      202
  Private corporate..........................      1,926          102        184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305         --         --      3,538        305
  States and political subdivisions..........         19            1         --         --         19          1
  Foreign governments........................         73            7         39         11        112         18
  Commercial mortgage-backed.................         67            2        261         85        328         87
  Residential mortgage-backed................         11           --         29         --         40         --
  Asset-backed...............................         11           --         17          1         28          1
  Redeemable preferred stock.................         43           --         40          2         83          2
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    8,779 $        546 $      929 $      194 $    9,708 $      740
                                              ========== ============ ========== ========== ========== ==========
December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      687 $         18 $      794 $       33 $    1,481 $       51
  Private corporate..........................        627           11        254          9        881         20
  U.S. Treasury, government and agency.......        280            6        373         20        653         26
  States and political subdivisions..........         21           --         --         --         21         --
  Foreign governments........................         27            1         65          6         92          7
  Commercial mortgage-backed.................         37            2        355        140        392        142
  Residential mortgage-backed................         --           --         35         --         35         --
  Asset-backed...............................         --           --         20          1         20          1
  Redeemable preferred stock.................         42           --        169         10        211         10
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    1,721 $         38 $    2,065 $      219 $    3,786 $      257
                                              ========== ============ ========== ========== ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2015 and 2014 were $157 million and $146 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2015 and 2014, respectively, approximately $1,310 million and $1,788 million, or 4.2% and 5.8%, of the $31,201 million and $30,795 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $97 million and $85 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, the $194 million and $219 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2015 or 2014. As of December 31, 2015, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime;

   borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2015 and 2014, respectively, the Company owned $7 million and $8 million in RMBS backed by subprime residential mortgage loans, and $6 million and $7 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2015, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $8 million.

   At December 31, 2015 and 2014, respectively, the amortized cost of the Company's trading account securities was $6,866 million and $5,160 million with respective fair values of $6,805 million and $5,143 million. Also at December 31, 2015 and 2014, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $82 million and $197 million and costs of $72 million and $185 million as well as other equity securities with carrying values of $32 million and $38 million and costs of $34 million and $36 million.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2015 and 2014:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED
                                              --------------------------
                                              DECEMBER 31,  December 31,
                                                  2015          2014
                                              ------------  ------------
                                                    (IN MILLIONS)
Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        (63) $         --
Net investment gains (losses) recognized on
  securities sold during the period..........           20            22
                                              ------------  ------------
Unrealized and realized gains (losses) on
  trading securities.........................          (43)           22
Interest and dividend income from trading
  securities.................................           60            41
                                              ------------  ------------
Net investment income (loss) from trading
  securities................................. $         17  $         63
                                              ============  ============

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $16 million and $93 million at December 31, 2015 and 2014, respectively. Gross interest income on these loans included in net investment income (loss) totaled $1 million, $1 million and $2 million in 2015, 2014 and 2013, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $4 million and $7 million in 2015, 2014 and 2013, respectively. The TDR mortgage loan shown in the table below has been modified four times since 2011. The modifications were to extend the maturity from its original maturity of November 5, 2014 to December 5, 2016 and to extend interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $16 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2015

                                                        OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ----------------------------------
                                              OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                              -------- ---------------- -----------------
                                                             (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $             16 $              16

   There were no default payments on the above loan during 2015. There were no agricultural troubled debt restructuring mortgage loans in 2015.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2015, 2014 and 2013 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    37  $    42  $    34
   Charge-offs...............................     (32)     (14)      --
   Recoveries................................      (1)      --       (2)
   Provision.................................       2        9       10
                                              -------  -------  -------
Ending Balance, December 31,................. $     6  $    37  $    42
                                              =======  =======  =======

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     6  $    37  $    42
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2015, 2014 and 2013.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2015 and 2014, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2015

                                                          DEBT SERVICE COVERAGE RATIO
                                              ----------------------------------------------------
                                                                                            LESS    TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN   MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------- ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      533 $    -- $    102 $     12 $    24 $    -- $     671
50% - 70%....................................      1,392     353      741      853      77      --     3,416
70% - 90%....................................        141      --      206      134     124      46       651
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Commercial Mortgage Loans.............. $    2,129 $   353 $  1,049 $  1,045 $   225 $    46 $   4,847
                                              ========== ======= ======== ======== ======= ======= =========

AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      204 $   116 $    277 $    432 $   256 $    51 $   1,336
50% - 70%....................................        146      80      192      298     225      47       988
70% - 90%....................................         --      --        2        4      --      --         6
90% plus.....................................         --      --       --       --      --      --        --
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Agricultural Mortgage Loans............ $      350 $   196 $    471 $    734 $   481 $    98 $   2,330
                                              ========== ======= ======== ======== ======= ======= =========

TOTAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      737 $   116 $    379 $    444 $   280 $    51 $   2,007
50% - 70%....................................      1,538     433      933    1,151     302      47     4,404
70% - 90%....................................        141      --      208      138     124      46       657
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Mortgage Loans......................... $    2,479 $   549 $  1,520 $  1,779 $   706 $   144 $   7,177
                                              ========== ======= ======== ======== ======= ======= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2014

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
Commercial Mortgage Loans/(1)/                                       (In Millions)
0% - 50%..................................... $     335 $    -- $     -- $     59 $    34 $   -- $    428
50% - 70%....................................       963     440      872      839      54     --    3,168
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans.............. $   1,665 $   440 $    933 $  1,163 $   167 $   47 $  4,415
                                              ========= ======= ======== ======== ======= ====== ========

Agricultural Mortgage Loans/(1)/
0% - 50%..................................... $     184 $   100 $    232 $    408 $   206 $   50 $  1,180
50% - 70%....................................       143      87      201      223     204     47      905
70% - 90%....................................        --      --       --       --      --     --       --
90% plus.....................................        --      --       --       --      --     --       --
                                              --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans............ $     327 $   187 $    433 $    631 $   410 $   97 $  2,085
                                              ========= ======= ======== ======== ======= ====== ========

Total Mortgage Loans/(1)/
0% - 50%..................................... $     519 $   100 $    232 $    467 $   240 $   50 $  1,608
50% - 70%....................................     1,106     527    1,073    1,062     258     47    4,073
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans......................... $   1,992 $   627 $  1,366 $  1,794 $   577 $  144 $  6,500
                                              ========= ======= ======== ======== ======= ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2015 and 2014, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                              RECORDED
                                                                                                             INVESTMENT
                                                                                              TOTAL    (GREATER THAN) 90 DAYS
                                              30-59 60-89      90 DAYS                      FINANCING           AND
                                              DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES        ACCRUING
                                              ----- ----- ----------------- ----- -------- ----------- ----------------------
                                                                               (IN MILLIONS)
DECEMBER 31, 2015:
------------------

  Commercial................................. $  -- $  --           $    30 $  30 $  4,817  $    4,847             $       --
  Agricultural...............................    12     7                 4    23    2,307       2,330                      4
                                              ----- -----           ------- ----- --------  ----------             ----------
TOTAL MORTGAGE LOANS......................... $  12 $   7           $    34 $  53 $  7,124  $    7,177             $        4
                                              ===== =====           ======= ===== ========  ==========             ==========

December 31, 2014:
------------------

  Commercial................................. $  -- $  --           $    -- $  -- $  4,415  $    4,415             $       --
  Agricultural...............................     1     7                 3    11    2,074       2,085                      3
                                              ----- -----           ------- ----- --------  ----------             ----------
Total Mortgage Loans......................... $   1 $   7           $     3 $  11 $  6,489  $    6,500             $        3
                                              ===== =====           ======= ===== ========  ==========             ==========

   The following table provides information relating to impaired mortgage loans at December 31, 2015 and 2014, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                UNPAID                   AVERAGE       INTEREST
                                     RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                    INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                    ---------- ---------- ----------  --------------- ----------
                                                           (IN MILLIONS)
DECEMBER 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       46 $       46 $       --  $            15 $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       46 $       46 $       --  $            15 $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $       63 $       63 $       (6) $           137 $        4
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       63 $       63 $       (6) $           137 $        4
                                    ========== ========== ==========  =============== ==========

December 31, 2014:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       -- $       -- $       --  $            -- $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $       -- $       -- $       --  $            -- $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $      156 $      156 $      (37) $           148 $        2
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $      156 $      156 $      (37) $           148 $        2
                                    ========== ========== ==========  =============== ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,363 million and $1,490 million, respectively, at December 31, 2015 and 2014. The Company's total equity in net earnings (losses) for these limited partnership interests was $71 million, $206 million and $206 million, respectively, for 2015, 2014 and 2013.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps, equity options as well as repo transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, is intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. From time to time, the Company uses interest rate swaptions and other instruments to reduce the risk associated with minimum guarantees on these interest-sensitive contracts. At
   December 31, 2015 and 2014, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   In second quarter 2015, the Company entered into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned through the current year from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign inflation bonds as General Account investments and enters into asset swaps, to result in payment of the variable principal at maturity and semi-annual coupons of the bonds to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These asset swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   In third quarter of 2014, the Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               FAIR VALUE
                                                        ------------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES  EARNINGS (LOSS)
                                              --------- ----------- ------------ ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $         2 $          3 $           (84)
  Swaps......................................     1,359           8           21             (45)
  Options....................................     7,358       1,042          652              14
Interest rate contracts:/(1)/
  Floors.....................................     1,800          61           --              12
  Swaps......................................    13,718         351          108              (8)
  Futures....................................     8,685          --           --             (81)
  Swaptions..................................        --          --           --             118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442          16           38             (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263           5            4               7
                                                                                 ---------------
NET INVESTMENT INCOME (LOSS).................                                                (81)
                                                                                 ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --      10,570           --            (141)
GIB and GWBL and other features/(2)/.........        --          --          184             (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          310             (38)
                                              --------- ----------- ------------ ---------------

Balances, December 31, 2015.................. $  42,714 $    12,055 $      1,320 $          (260)
                                              ========= =========== ============ ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2014

                                                               Fair Value
                                                        ------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset     Liability       Reported In
                                               Amount   Derivatives Derivatives    Earnings (Loss)
                                              --------- ----------- ------------ ------------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,933 $         1 $          2 $             (522)
  Swaps......................................     1,169          22           15                (88)
  Options....................................     6,896       1,215          742                196
Interest rate contracts:/(1)/
  Floors.....................................     2,100         120           --                  9
  Swaps......................................    11,608         605           15              1,507
  Futures....................................    10,647          --           --                459
  Swaptions..................................     4,800          72           --                 37
Credit contracts:/(1)/
  Credit default swaps.......................     1,942           9           27                  4
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       149           2           --                  3
                                                                                 ------------------
Net investment income (loss).................                                                 1,605
                                                                                 ------------------

Embedded derivatives:
GMIB reinsurance contracts...................        --      10,711           --              3,964
GIB and GWBL and other features/(2)/.........        --          --          128               (128)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          380               (199)
                                              --------- ----------- ------------ ------------------
Balances, December 31, 2014.................. $  45,244 $    12,757 $      1,309 $            5,242
                                              ========= =========== ============ ==================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2015 are exchange-traded and net settled daily in cash. At December 31, 2015, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $276 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $33 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200, and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $49 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2015 and 2014, respectively, the Company held $655 million and $1,225 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2015 and 2014, respectively, were $5 million and $28 million, for which the Company posted collateral of $5 million and $36 million at December 31, 2015 and 2014, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2015 and 2014, the balance outstanding under reverse repurchase transactions was $79 million and $0 million, respectively. At December 31, 2015 and 2014, the balance outstanding under securities repurchase transactions was $1,890 million and $950 million, respectively. The Company utilized these repurchase agreements for asset liability management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in
   Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2015

                                                GROSS    GROSS AMOUNTS      NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE    PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS    BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                              (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    1,049 $           673 $             376
Interest rate contracts......................        389             104               285
Credit contracts.............................         14              37               (23)
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,452             814               638
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         20              --                20
                                              ---------- --------------- -----------------
  Total Derivatives..........................      1,472             814               658
Other financial instruments/(2)(4)/..........      1,271              --             1,271
                                              ---------- --------------- -----------------
  Other invested assets/(2)/................. $    2,743 $           814 $           1,929
                                              ========== =============== =================
Securities purchased under agreement to
  resell..................................... $       79 $            -- $              79
                                              ========== =============== =================

                                                GROSS    GROSS AMOUNTS     NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE   PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS   BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                             (IN MILLIONS)
LIABILITIES/(3)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      673 $           673 $              --
Interest rate contracts......................        104             104                --
Credit contracts.............................         37              37                --
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        814             814                --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --              --                --
                                              ---------- --------------- -----------------
  Total Derivatives..........................        814             814                --
Other financial liabilities..................      2,586              --             2,586
                                              ---------- --------------- -----------------
  Other liabilities.......................... $    3,400 $           814 $           2,586
                                              ========== =============== =================
Securities sold under agreement to repurchase $    1,890 $            -- $           1,890
                                              ========== =============== =================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2015

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
ASSETS/(1)/
Counterparty A............................... $                   52  $         --    $    (52)  $      --
Counterparty B...............................                      9            --          (7)          2
Counterparty C...............................                     61            --         (58)          3
Counterparty D...............................                    222            --        (218)          4
Counterparty E...............................                     53            --         (53)         --
Counterparty F...............................                     (2)           --           2          --
Counterparty G...............................                    129            --        (129)         --
Counterparty H...............................                     16           (11)         (5)         --
Counterparty I...............................                     44            --         (39)          5
Counterparty J...............................                     19            --         (13)          6
Counterparty K...............................                     17            --         (17)         --
Counterparty L...............................                      7            --          (7)         --
Counterparty M...............................                     11            --         (10)          1
Counterparty N...............................                     20            --          --          20
Counterparty Q...............................                     --            --          --          --
Counterparty T...............................                     (3)           --           3          --
Counterparty U...............................                     --            --           1           1
Counterparty V...............................                      3            --          (3)         --
                                              ----------------------    ------------   --------  ---------
  Total Derivatives.......................... $                  658  $        (11)   $   (605)  $      42
Other financial instruments/(2)(4)/..........                  1,271            --          --       1,271
                                              ----------------------    ------------   --------  ---------
  OTHER INVESTED ASSETS/(2)/................. $                1,929  $        (11)   $   (605)  $   1,313
                                              ======================    ============   ========  =========
Counterparty M............................... $                   28  $        (28)   $     --   $      --
Counterparty V...............................                     51           (51)         --          --
                                              ----------------------    ------------   --------  ---------
  Securities purchased under agreement to
   resell.................................... $                   79  $        (79)   $     --   $      --
                                              ======================    ============   ========  =========

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
LIABILITIES/(3)/
Counterparty D............................... $                  234  $       (234)   $     --          --
Counterparty C...............................                  1,033        (1,016)        (17)         --
Counterparty M...............................                    623          (611)        (12)         --
                                              ----------------------    ------------   --------  ---------
  Securities sold under agreement to
   repurchase................................ $                1,890  $     (1,861)   $    (29)  $      --
                                              ======================    ============   ========  =========

  /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2015
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90   GREATER THAN
                                               CONTINUOUS      DAYS     DAYS      90 DAYS     TOTAL
                                              ------------- ---------- -------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE
   U.S. Treasury and agency securities....... $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
SECURITIES PURCHASED UNDER AGREEMENT TO
RESELL
   Corporate securities...................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

  /(1)/Excludes Investment Management segment's $75 million of securities borrowed.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2014

                                                Gross    Gross Amounts    Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $    1,236  $         753   $          483
Interest rate contracts......................        755             12              743
Credit contracts.............................          7             27              (20)
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,998            792            1,206
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         40             --               40
                                              ----------  -------------   --------------
  Total Derivatives..........................      2,038            792            1,246
Other financial instruments/(2)/.............        852             --              852
                                              ----------  -------------   --------------
  Other invested assets/(2)/................. $    2,890  $         792   $        2,098
                                              ==========  =============   ==============

LIABILITIES/(3)/
Description
Derivatives:
Equity contracts............................. $      753  $         753   $           --
Interest rate contracts......................         12             12               --
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        765            765               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ----------  -------------   --------------
  Total Derivatives..........................        765            765               --
Other financial liabilities..................      2,939             --            2,939
                                              ----------  -------------   --------------
  Other liabilities.......................... $    3,704  $         765   $        2,939
                                              ----------  -------------   --------------
Securities sold under agreement to repurchase $      950  $          --   $          950
                                              ==========  =============   ==============

  /(1)/Excludes Investment Management segment's $8 million net derivative assets, $22 million long exchange traded options and $158 million of securities borrowed.
  /(2)/Includes $120 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $9 million net derivative liabilities, $7 million short exchange traded options and $34 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2014.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2014

                                                               Collateral (Received)/Held
                                                Net Amounts    ------------------------
                                              Presented in the  Financial                    Net
                                               Balance Sheets  Instruments       Cash      Amounts
                                              ---------------- -----------   -----------  ----------
                                                                  (In Millions)
ASSETS/(1)/
Counterparty A...............................  $            62  $       --   $       (62) $       --
Counterparty B...............................              102          --           (95)          7
Counterparty C...............................              111          --          (110)          1
Counterparty D...............................              228          --          (224)          4
Counterparty E...............................               60          --           (59)          1
Counterparty F...............................               63          --           (60)          3
Counterparty G...............................              145        (145)           --          --
Counterparty H...............................               31         (31)           --          --
Counterparty I...............................              136          --          (134)          2
Counterparty J...............................               28          --           (22)          6
Counterparty K...............................               44          --           (44)         --
Counterparty L...............................              113        (113)           --          --
Counterparty M...............................               76          --           (68)          8
Counterparty N...............................               40          --            --          40
Counterparty Q...............................                4          --            (4)         --
Counterparty T...............................                3          --            (3)         --
                                               ---------------  ----------   -----------  ----------
  Total Derivatives..........................  $         1,246  $     (289)  $      (885) $       72
Other financial instruments/(2)/.............              852          --            --         852
                                               ---------------  ----------   -----------  ----------
  Other invested assets/(2)/.................  $         2,098  $     (289)  $      (885) $      924
                                               ===============  ==========   ===========  ==========

LIABILITIES/(3)/
Counterparty D...............................  $           450  $     (450)  $        --          --
Counterparty C...............................              500        (500)           --          --
                                               ---------------  ----------   -----------  ----------
  Securities sold under agreement to
   repurchase................................  $           950  $     (950)  $        --  $       --
                                               ===============  ==========   ===========  ==========

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets and $158 million related to securities borrowed.
  /(2)/Includes $120 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of $10 million related to derivative liabilities and $34 million related to securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                2015      2014      2013
                                              --------  --------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $  1,420  $  1,431  $  1,462
Mortgage loans on real estate................      338       306       284
Repurchase agreement.........................        1        --        --
Other equity investments.....................       84       200       228
Policy loans.................................      213       216       219
Derivative investments.......................      (81)    1,605    (2,866)
Trading securities...........................       17        63        54
Other investment income......................       40        49        50
                                              --------  --------  --------
  Gross investment income (loss).............    2,032     3,870      (569)
Investment expenses..........................      (53)      (53)      (57)
Interest expense.............................       (3)       (2)       (3)
                                              --------  --------  --------
Net Investment Income (Loss)................. $  1,976  $  3,815  $   (629)
                                              ========  ========  ========

   For 2015, 2014 and 2013, respectively, Net investment income (loss) from derivatives included $474 million, $899 million and $(2,829) million of realized gains (losses) on contracts closed during those periods and $(555) million, $706 million and $(37) million of unrealized gains (losses) on derivative positions at each respective year end.

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
Fixed maturities............................. $  (17) $  (54) $  (75)
Mortgage loans on real estate................     (1)     (3)     (7)
Other equity investments.....................     (5)     (2)    (17)
Other........................................      3       1      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (20) $  (58) $  (99)
                                              ======  ======  ======

   For 2015, 2014 and 2013, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $5 million and $8 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,562 million and $3,562 million at December 31, 2015 and 2014, respectively. The Company annually tests this goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2015 and 2014, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $610 million and $610 million at December 31, 2015 and 2014, respectively and the accumulated amortization of these intangible assets was $439 million and $411 million at December 31, 2015 and 2014, respectively. Amortization expense related to the AB intangible assets totaled $28 million, $27 million and $24 million for 2015, 2014 and 2013, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2015 and 2014, respectively, net deferred sales commissions totaled $99 million and $118 million and are included within Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2015 net asset balance for each of the next five years is $41 million, $32 million, $21 million, $5 million and $0 million. The
   Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2015, the Company determined that the deferred sales commission asset was not impaired.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015, AB purchased additional shares of CPH, bringing AB's ownership interest to 85.0% as of December 31, 2015.

   On December 12, 2013, AB acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2015, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AB made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services exceed $5,000 million on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AB also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AB recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $157 million and $163 million at December 31, 2015 and 2014, respectively. Amortization of capitalized software in 2015, 2014 and 2013 were $55 million, $50 million and $119 million (including $45 million of accelerated amortization), respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2015     2014
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  7,363 $  7,537
Policyholder dividend obligation.............       81      201
Other liabilities............................      100      117
                                              -------- --------
Total Closed Block liabilities...............    7,544    7,855
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,426 and
  $4,829)....................................    4,599    5,143
Mortgage loans on real estate................    1,575    1,407
Policy loans.................................      881      912
Cash and other invested assets...............       49       14
Other assets.................................      258      176
                                              -------- --------
Total assets designated to the Closed Block..    7,362    7,652
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      182      203
Amounts included in accumulated other
  comprehensive income (loss):
Net unrealized investment gains (losses),
  net of deferred income tax (expense)
  benefit of $(36) and $(43) and
  policyholder dividend obligation of $(81)
  and $(201).................................       67       80
                                              -------- --------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $    249 $    283
                                              ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  262  $  273  $  286
Investment income (loss).....................    368     378     402
Net investment gains (losses)................      2      (4)    (11)
                                              ------  ------  ------
Total revenues...............................    632     647     677
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    576     597     637
Other operating costs and expenses...........      4       4       1
                                              ------  ------  ------
Total benefits and other deductions..........    580     601     638
                                              ------  ------  ------
Net revenues, before income taxes............     52      46      39
Income tax (expense) benefit.................    (18)    (16)    (14)
                                              ------  ------  ------
Net Revenues (Losses)........................ $   34  $   30  $   25
                                              ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                              (IN MILLIONS)
Balances, beginning of year.................. $  201  $  128
Unrealized investment gains (losses).........   (120)     73
                                              ------  ------
Balances, End of year........................ $   81  $  201
                                              ======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                               (IN MILLIONS)
Balance, beginning of year................... $  383  $  518
Contractholder bonus interest credits
  deferred...................................     17      15
Balance true-up..............................    174      --
Amortization charged to income...............    (40)   (150)
                                              ------  ------
Balance, End of Year......................... $  534  $  383
                                              ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2015 and 2014, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2015

                                                 LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ----------  ---------  --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  19,882  $     420 $   20,302
   U.S. Treasury, government and agency.......         --      8,775         --      8,775
   States and political subdivisions..........         --        459         45        504
   Foreign governments........................         --        414          1        415
   Commercial mortgage-backed.................         --         30        503        533
   Residential mortgage-backed/(1)/...........         --        640         --        640
   Asset-backed/(2)/..........................         --         37         40         77
   Redeemable preferred stock.................        258        389         --        647
                                               ----------  ---------  --------- ----------
     Subtotal.................................        258     30,626      1,009     31,893
                                               ----------  ---------  --------- ----------
  Other equity investments....................         97         --         49        146
  Trading securities..........................        654      6,151         --      6,805
  Other invested assets:
   Short-term investments.....................         --        369         --        369
   Swaps......................................         --        230         --        230
   Credit Default Swaps.......................         --        (22)        --        (22)
   Futures....................................         (1)        --         --         (1)
   Options....................................         --        390         --        390
   Floors.....................................         --         61         --         61
   Currency Contracts.........................         --          1         --          1
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (1)     1,029         --      1,028
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,150         --         --      2,150
Segregated securities.........................         --        565         --        565
GMIB reinsurance contracts....................         --         --     10,570     10,570
Separate Accounts' assets.....................    104,058      2,964        313    107,335
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  107,216  $  41,335  $  11,941 $  160,492
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     184 $      184
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        310         --        310
Contingent payment arrangements...............         --         --         31         31
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     310  $     215 $      525
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2014

                                                 Level 1    Level 2    Level 3     Total
                                               ----------  ---------  --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  21,840  $     380 $   22,220
   U.S. Treasury, government and agency.......         --      7,331         --      7,331
   States and political subdivisions..........         --        472         47        519
   Foreign governments........................         --        446         --        446
   Commercial mortgage-backed.................         --         20        715        735
   Residential mortgage-backed/(1)/...........         --        793          2        795
   Asset-backed/(2)/..........................         --         46         53         99
   Redeemable preferred stock.................        254        635         --        889
                                               ----------  ---------  --------- ----------
     Subtotal.................................        254     31,583      1,197     33,034
                                               ----------  ---------  --------- ----------
  Other equity investments....................        217         --         61        278
  Trading securities..........................        710      4,433         --      5,143
  Other invested assets:
   Short-term investments.....................         --        103         --        103
   Swaps......................................         --        597         --        597
   Credit Default Swaps.......................         --        (18)        --        (18)
   Futures....................................         (2)        --         --         (2)
   Options....................................         --        473         --        473
   Floors.....................................         --        120         --        120
   Currency Contracts.........................         --          1         --          1
   Swaptions..................................         --         72         --         72
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (2)     1,348         --      1,346
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,725         --         --      2,725
Segregated securities.........................         --        476         --        476
GMIB reinsurance contracts....................         --         --     10,711     10,711
Separate Accounts' assets.....................    107,539      3,072        260    110,871
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  111,443  $  40,912  $  12,229 $  164,584
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     128 $      128
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        380         --        380
Contingent payment arrangements...............         --         --         42         42
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     380  $     170 $      550
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2015 and 2014, respectively, the fair value of public fixed maturities is approximately $24,216 million and $24,779 million or approximately 16.2% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, the fair value of private fixed maturities is approximately $7,677 million and $8,255 million or approximately 5.1% and 5.4% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2015 and 2014, respectively, the net fair value of freestanding derivative positions is approximately $659 million and $1,243 million or approximately 64.1% and 92.3% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, investments classified as Level 1 comprise approximately 71.8% and 72.7% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2015 and 2014, respectively, investments classified as Level 2 comprise approximately 27.3% and 26.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2015 and 2014, respectively, approximately $673 million and $821 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2015 and 2014, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2015 and 2014, respectively, were approximately $119 million and $135 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $543 million and $770 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2015 and 2014, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $123 million and $147 million at December 31, 2015 and 2014, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2015. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   In 2014, AFS fixed maturities with fair values of $82 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $15 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.50% of total equity at December 31, 2014.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2015 and 2014, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                STATE AND
                                                                POLITICAL               COMMERCIAL    RESIDENTIAL
                                                                  SUB-        FOREIGN   MORTGAGE-      MORTGAGE-       ASSET-
                                                  CORPORATE     DIVISIONS      GOVTS      BACKED        BACKED         BACKED
                                                ------------  -------------  ---------  ----------  ---------------  ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        380  $          47  $      --  $      715  $             2  $      53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            3             --         --           1               --         --
     Investment gains (losses), net............            2             --         --         (38)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            5             --         --         (37)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............          (25)            (1)        --          64               --         (4)
Purchases/(3)/.................................           60             --          1          --               --         --
Sales/(4)/.....................................          (38)            (1)        --        (175)              (2)        (9)
Transfers into Level 3/(1)/....................           99             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (61)            --         --         (64)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2015..................... $        420  $          45  $       1  $      503  $            --  $      40
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2014....................... $        291  $          46  $      --  $      700  $             4  $      83
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --           2               --         --
     Investment gains (losses), net............            3             --         --         (89)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal..................................... $          5  $          --  $      --  $      (87) $            --  $      --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............            6              2         --         135               --          7
Purchases/(3)/.................................          162             --         --          --               --         --
Sales/(4)/.....................................          (30)            (1)        --         (20)              (2)       (37)
Transfers into Level 3/(1)/....................           15             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (69)            --         --         (13)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2014..................... $        380  $          47  $      --  $      715  $             2  $      53
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2013....................... $        355  $          50  $      19  $      900  $             9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --          --               --         --
     Investment gains (losses), net............            5             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            7             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............           (1)            (3)        (2)         13               (1)         3
Purchases/(3)/.................................           70             --         --          31               --         --
Sales/(4)/.....................................         (150)            (1)       (17)       (160)              (4)       (22)
Transfers into Level 3/(1)/....................           20             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (10)            --         --         (16)              --        (11)
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2013..................... $        291  $          46  $      --  $      700  $             4  $      83
                                                ============  =============  =========  ==========  ===============  =========

                                                 REDEEM-                                              GWBL
                                                  ABLE                         GMIB      SEPARATE   AND OTHER  CONTINGENT
                                                PREFERRED    OTHER EQUITY   REINSURANCE  ACCOUNTS   FEATURES     PAYMENT
                                                  STOCK      INVESTMENTS       ASSET      ASSETS    LIABILITY  ARRANGEMENT
                                               ----------  ---------------  -----------  --------  ----------  -----------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2015...................... $       --  $            61  $    10,711  $    260  $      128           42
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --               --           --        --          --           --
   Investment gains (losses), net.............         --                5           --        36          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --         (327)       --          --           --
   Policyholders' benefits....................         --               --           --        --        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal.................................         --                5         (327)       36        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income (loss)...........         --                2           --        --          --           --
Purchases/(2)/................................         --                1          228        26         186           --
Sales/(3)/....................................         --              (20)         (42)       (2)         --          (11)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               --           --        (2)         --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2015.................... $       --  $            49  $    10,570  $    313  $      184           31
                                               ==========  ===============  ===========  ========  ==========   ==========

BALANCE, JANUARY 1, 2014...................... $       15  $            52  $     6,747  $    237  $       --           38
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --                3           --        --          --           --
   Investment gains (losses), net.............         --                1           --        15          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --        3,774        --          --           --
   Policyholders' benefits....................         --               --           --        --          (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal................................. $       --  $             4  $     3,774  $     15  $       (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income(loss)............         --               --           --        --          --           --
Purchases/(2)/................................         --                8          225        16         136            9
Sales/(3)/....................................        (15)              (1)         (35)       (3)         --           (5)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               (2)          --        --          --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2014.................... $       --  $            61  $    10,711  $    260  $      128           42
                                               ==========  ===============  ===========  ========  ==========   ==========

                                                Redeem-                                                         GWBL
                                                 able                    Other        GMIB        Separate    and Other
                                               Preferred Other Equity   Invested   Reinsurance    Accounts    Features
                                                 Stock   Investments     Assets       Asset        Assets     Liability
                                               --------- ------------  ---------  -------------  ----------  ----------
                                                                             (In Millions)
BALANCE, JANUARY 1, 2013...................... $      15 $         77  $      (2) $      11,044  $      224  $      265
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net Investment Income (loss)...............                     10
   Investment gains (losses), net.............        --           (7)        --             --          10          --
   Increase (decrease) in the fair value of
     reinsurance contracts....................        --           --         --         (4,496)         --          --
   Policyholders' benefits....................        --           --         --             --          --        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
     Subtotal.................................        --            3         --         (4,496)         10        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
  Other comprehensive income (loss)...........        --           --          2             --          (1)         --
Purchases/(2)/................................        --            4         --            237           6          86
Sales/(3)/....................................        --           (3)        --            (38)         (3)         --
Settlements/(4)/..............................        --           --         --             --          (2)         --
Transfers into Level 3/(1)/...................        --           --         --             --           3          --
Transfers out of Level 3/(1)/.................        --          (29)        --             --          --          --
                                               --------- ------------  ---------  -------------  ----------  ----------
BALANCE, DECEMBER 31, 2013.................... $      15 $         52  $      --  $       6,747  $      237  $       --
                                               ========= ============  =========  =============  ==========  ==========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2015 and 2014 by category for Level 3 assets and liabilities still held at December 31, 2015 and 2014, respectively:

                                                                EARNINGS (LOSS)
                                                -----------------------------------------------
                                                                                 INCREASE
                                                   NET                       (DECREASE) IN THE
                                                INVESTMENT   INVESTMENT        FAIR VALUE OF                    POLICY-
                                                  INCOME        GAINS           REINSURANCE                     HOLDERS'
                                                  (LOSS)    (LOSSES), NET        CONTRACTS            OCI       BENEFITS
                                                ---------- --------------- --------------------  ------------  ----------
                                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2015
STILL HELD AT DECEMBER 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $        (25) $       --
     State and political subdivisions..........         --              --                   --            (2)         --
     Commercial mortgage-backed................         --              --                   --            61          --
     Asset-backed..............................         --              --                   --            (4)         --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $         30  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                 (141)           --          --
   Separate Accounts' assets...................         --              36                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         184
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            36 $               (141) $         30  $      184
                                                ========== =============== ====================  ============  ==========

Level 3 Instruments
Full Year 2014
Still Held at December 31, 2014
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $          6  $       --
     State and political subdivisions..........         --              --                   --             2          --
     Commercial mortgage-backed................         --              --                   --           112          --
     Asset-backed..............................         --              --                   --             7          --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $        127  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                3,964            --          --
   Separate Accounts' assets...................         --              15                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         128
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            15 $              3,964  $        127  $      128
                                                ========== =============== ====================  ============  ==========

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2015 and 2014, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2015

                                 FAIR         VALUATION
                                 VALUE        TECHNIQUE        SIGNIFICANT UNOBSERVABLE INPUT       RANGE
                                ------- ---------------------- ------------------------------ -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:

   Corporate................... $    61 Matrix pricing model                  Spread over the
                                                                            industry-specific
                                                                        benchmark yield curve 50 BPS - 565 BPS

                                    154 Market comparable                    EBITDA multiples   7.8X - 19.1X
                                          companies                             Discount rate   7.0% - 12.6%
                                                                          Cash flow Multiples   14.0X - 16.5X
---------------------------------------------------------------------------------------------------------------

   Asset-backed................       3 Matrix pricing model                 Spread over U.S.
                                                                               Treasury curve 30 BPS - 687 BPS
---------------------------------------------------------------------------------------------------------------

Other equity investments.......      10 Market comparable                    Revenue multiple    2.5X - 4.8X
                                          companies                    Marketability Discount       30.0%
---------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     271 Third party appraisal             Capitalization rate       4.9%
                                                                     Exit capitalization rate       5.9%
                                                                                Discount rate       6.7%

                                      7 Discounted cash flow                 Spread over U.S.
                                                                               Treasury curve
                                                                       Gross domestic product 280 BPS - 411 BPS
                                                                                         rate   0.0% - 1.09%
                                                                              Discount factor    2.3% - 5.9%
---------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  10,570 Discounted cash flow                      Lapse Rates    0.6% - 5.7%
                                                                             Withdrawal rates    0.2% - 8.0%
                                                                       GMIB Utilization Rates    0.0% - 15%
                                                                         Non-performance risk  5 BPS - 18 BPS
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................     120 Discounted cash flow                      Lapse Rates    1.0% - 5.7%
                                                                             Withdrawal rates    0.0% - 7.0%
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2014

                                Fair         Valuation
                                Value        Technique         Significant Unobservable Input         Range
                               ------- ---------------------- --------------------------------- -----------------
                                                             (In Millions)
ASSETS:
Investments:
Fixed maturities,
  available-for-sale:

   Corporate.................. $    75 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 BPS - 590 BPS

                                   132 Market comparable
                                         companies                                Discount rate   11.2% - 15.2%
-----------------------------------------------------------------------------------------------------------------

   Asset-backed...............       5 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 BPS - 687 BPS
-----------------------------------------------------------------------------------------------------------------

Other equity investments......      20 Market comparable                       Revenue multiple    2.0X - 3.5X
                                         companies                                Discount rate       18.0%
                                                                                 Discount years         2
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     234 Third party appraisal                Capitalization rate       5.2%
                                                                       Exit capitalization rate       6.2%
                                                                                  Discount rate       7.1%

                                     7 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product 238 BPS - 395 BPS
                                                                                           rate    0.0% - 2.4%
                                                                                Discount factor    1.3% - 5.4%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts....  10,711 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.2% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 15.0%
                                                                           Non-performance risk  5 BPS - 16 BPS
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL /(1)/...............     107 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.0% - 7.0%
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2015 and 2014, respectively, are approximately $865 million and $1,045 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 63.1% and 68.8% of total assets classified as Level 3 and represent only 0.6% and 0.7% of total assets measured at fair value on a recurring basis at December 31, 2015 and 2014 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2015 and 2014, respectively, are approximately $215 million and $207 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 51.2% and 54.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2015 and 2014, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2015 and 2014, are approximately 7.5% and 9.4%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AB for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2015 and 2014, respectively, are approximately $32 million and $31 million private venture capital fund-of-fund investments of AB for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2015 and 2014, AB's aggregate unfunded commitments to these investments were approximately $3 million and $3 million, respectively.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2015 and 2014, primarily consist of a private real estate fund with a fair value of approximately $271 million and $234 million, a private equity investment with a fair value of approximately $2 million and $2 million and mortgage loans with fair value of approximately $5 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $28 million and $7 million at December 31, 2015 and $11 million and $8 million at December 31, 2014, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $31 million and $42 million as of December 31, 2015 and 2014, respectively) are currently valued using projected AUM growth rates with a weighted average of 46.0%, revenue growth rates with a weighted average of 43.0%, and discount rates of 3.0% (using a cost of debt assumption). During the fourth quarters of 2015 and 2014, AB recorded changes in estimates of the contingent consideration payable relating to recent acquisitions of $7 million and $4 million, respectively.

   The carrying values and fair values at December 31, 2015 and 2014 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                   FAIR VALUE
                                              CARRYING ----------------------------------
                                               VALUE   LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              -------- ------- -------- -------- --------
                                                             (IN MILLIONS)
December 31, 2015:
MORTGAGE LOANS ON REAL ESTATE................ $  7,171 $    -- $     -- $  7,257 $  7,257
LOANS TO AFFILIATES..........................    1,087      --      795      390    1,185
POLICYHOLDERS LIABILITIES: INVESTMENT
  CONTRACTS..................................    7,825      --       --    7,930    7,930
POLICY LOANS.................................    3,393      --       --    4,343    4,343
SHORT-TERM DEBT..............................      584      --      584       --      584
SEPARATE ACCOUNT LIABILITIES.................    5,124      --       --    5,124    5,124
December 31, 2014:
Mortgage loans on real estate................ $  6,463 $    -- $     -- $  6,617    6,617
Loans to affiliates..........................    1,087      --    1,203       --    1,203
Policyholders liabilities: Investment
  contracts..................................    2,799      --       --    2,941    2,941
Policy loans.................................    3,408      --       --    4,406    4,406
Short-term debt..............................      688      --      700       --      700
Separate Account Liabilities.................    5,019      --       --    5,019    5,019

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and FHLBNY funding agreements and escrow shield plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2013................... $  1,772  $  4,561  $  6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013.................    1,626     4,203     5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015................. $  2,986  $  5,297  $  8,283
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                                 -------------
                                                                 (IN MILLIONS)
Balance at January 1, 2013...................................... $         844
  Paid guarantee benefits.......................................          (109)
  Other changes in reserve......................................            56
                                                                 -------------
Balance at December 31, 2013....................................           791
  Paid guarantee benefits.......................................          (114)
  Other changes in reserve......................................           155
                                                                 -------------
Balance at December 31, 2014....................................           832
  Paid guarantee benefits.......................................          (148)
  Other changes in reserve......................................           746
                                                                 -------------
Balance at December 31, 2015.................................... $       1,430
                                                                 =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2015 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN OF
                                                PREMIUM    RATCHET   ROLL-UP     COMBO     TOTAL
                                               ---------  --------  ---------  ---------  -------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $  13,037  $    132  $      78  $     244  $13,491
   Separate Accounts.......................... $  38,438  $  8,570  $   3,472  $  34,160  $84,640
  Net amount at risk, gross................... $     397  $    422  $   2,389  $  15,872  $19,080
  Net amount at risk, net of amounts
   reinsured.................................. $     397  $    302  $   1,616  $   6,743  $ 9,058
  Average attained age of contractholders.....      51.1      65.4       71.7       66.4     55.0
  Percentage of contractholders over age 70...       9.0%     35.4%      58.1%      38.2%    16.6%
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

GMIB:
-----
  Account values invested in:
   General Account............................       N/A       N/A  $      41  $     351  $   392
   Separate Accounts..........................       N/A       N/A  $  15,467  $  41,092  $56,559
  Net amount at risk, gross...................       N/A       N/A  $   1,179  $   6,232  $ 7,411
  Net amount at risk, net of amounts
   reinsured..................................       N/A       N/A  $     351  $   1,561  $ 1,912
  Weighted average years remaining until
   annuitization..............................       N/A       N/A        1.4        1.9      1.9
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $494 million and $508 million at December 31, 2015 and 2014, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   In-force management

   The Company continues to proactively manage its in-force business. For example:

      . GMIB/GWBL LUMP SUM OPTION. In 2015, the Company added a lump sum option to certain contracts with GMIB and GWBL benefits. Prior to the addition of this option, if an eligible contractholder's adjusted account value fell to zero, the contractholder would automatically receive a stream of payments over his or her lifetime. With this option, eligible contractholders now have the ability to receive a percentage of the present value of those lifetime payments in a one-time lump sum payment.

      . GMDB/GMIB BUYBACK. Beginning in 2012, the Company initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. Most recently in 2015, the Company initiated a program to give contractholders an option to elect a full buyout of their rider or a new partial
          (50%) buyout of their rider.

   The Company believes that the lump sum option and buyback programs are mutually beneficial to both the Company and contractholders who no longer need or want the GMDB, GMIB or GWBL rider. As a result of the 2015 buyback program, the Company is assuming a change in the short-term behavior of remaining contractholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term. The Company is also incorporating the expectation that some contractholders will utilize the new lump sum option product feature.

   Due to the difference in accounting recognition between the GMDB/GMIB and GWBL reserves and the fair value of the GMIB reinsurance contract asset, the net impact of the addition of the lump sum option to certain contracts and the 2015 buyback offer is an after-tax loss of $247 million, which was recognized in 2015. The net impact of a 2013 buyback that completed in 2014 was an after-tax loss of $29 million and $20 million to Net earnings in 2014 and 2013, respectively. For additional information, see "Accounting for VA Guarantee Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              ------------------
                                                2015     2014
                                              -------- ---------
                                                (IN MILLIONS)
GMDB:
-----
Equity....................................... $ 66,230 $  67,108
Fixed income.................................    2,686     3,031
Balanced.....................................   15,350    17,505
Other........................................      374       404
                                              -------- ---------
Total........................................ $ 84,640 $  88,048
                                              ======== =========

GMIB:
-----
Equity....................................... $ 43,874 $  43,850
Fixed income.................................    1,819     1,988
Balanced.....................................   10,696    12,060
Other........................................      170       186
                                              -------- ---------
Total........................................ $ 56,559 $  58,084
                                              ======== =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2015, the total account value and net amount at risk of the hedged variable annuity contracts were $50,333 million and $7,841 million, respectively, with the GMDB feature and $32,740 million and $1,560 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2013................... $     556 $      (310) $    246
  Other changes in reserves..................       273        (131)      142
                                              --------- -----------  --------
Balance at December 31, 2013.................       829        (441)      388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015................. $   1,084 $      (539) $    545
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and$30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2015, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 4.1% and 48.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 19.6% and 54.6%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2015 and 2014 were $10,570 million and $10,711 million, respectively. The increases (decreases) in fair value were $(141) million, $3,964 million and $(4,297) million for 2015, 2014 and 2013, respectively.

   At December 31, 2015 and 2014, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,367 million, of which $2,005 million and $2,069 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Paul Revere Life Insurance Company (A rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2015 and 2014, affiliated reinsurance recoverables related to insurance contracts amounted to $2,009 million and $1,684 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $131 million and $74 million, at December 31, 2015 and 2014, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $92 million and $110 million at December 31, 2015 and 2014, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2015 and 2014 were $744 million and $757 million, respectively.

   For affiliated reinsurance agreements see Note 11 "Related Party
   Transactions."

   The following table summarizes the effect of reinsurance:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  820  $  844  $  848
Reinsurance assumed..........................    207     211     213
Reinsurance ceded............................   (539)   (541)   (565)
                                              ------  ------  ------
Premiums..................................... $  488  $  514  $  496
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  279  $  270  $  247
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  527  $  726  $  703
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $80 million and $78 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, $1,652 million and $1,714 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2015  2014  2013
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $  11 $  14 $  15
Incurred benefits related to prior years.....    22    16    10
                                              ----- ----- -----
Total Incurred Benefits...................... $  33 $  30 $  25
                                              ===== ===== =====
Benefits paid related to current year........ $  18 $  20 $  19
Benefits paid related to prior years.........    13    11    13
                                              ----- ----- -----
Total Benefits Paid.......................... $  31 $  31 $  32
                                              ===== ===== =====

10)SHORT-TERM DEBT

   Short-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2015   2014
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
AB:
  Commercial paper (with interest rates of
   0.5% and 0.3%)............................ $  584 $  489
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     --    200
                                              ------ ------
Total short-term debt........................ $  584 $  689
                                              ====== ======

   Short-term Debt

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB's and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2015, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   As of December 31, 2015 and 2014, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2015 and 2014, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $200 million, with AB named as an additional borrower, while one has no stated limit. As of December 31, 2015 and 2014, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new $382 million, seven year term loan with an interest rate of 4.0% was issued.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   Other Transactions

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see Note 12.

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life"), equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million. MONY Life was a subsidiary of AXA Financial through October 1, 2013.

   The Company reimburses AXA Financial for expenses related to certain employee compensation and benefits. Such reimbursement is based on the cost to AXA Financial of the benefits provided which totaled $20 million, $29 million and $40 million, respectively, for 2015, 2014 and 2013.

   In 2015, 2014 and 2013, respectively, the Company paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $603 million, $616 million and $621 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $321 million, $325 million and $345 million, respectively, for their applicable share of operating expenses in 2015, 2014 and 2013, pursuant to Service agreement.

   AXA Distributors received $13 million, $2 million and $2 million in commissions and fees for the sale of MONY Life Insurance Company of America ("MONY America") insurance products in 2015, 2014 and 2013, respectively. AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona Company ("AXA Arizona"), a wholly-owned subsidiary of AXA Financial.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2015 and 2014, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,741 million and $8,560 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2015, 2014 and 2013 related to the UL and no lapse guarantee riders totaled approximately $453 million, $453 million and $474 million, respectively. Ceded claims paid in 2015, 2014 and 2013 were $54 million, $83 million and $70 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,099 million at December 31, 2015) and/or letters of credit ($3,205 million at December 31, 2015). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2015, 2014 and 2013 totaled approximately $21 million, $22 million and $21 million, respectively. Claims and expenses paid in 2015, 2014 and 2013 were $5 million, $10 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. The reinsurance agreement was approved by the NYDFS with a retroactive effective date of January 1, 2015 and is due to expire on December 31, 2024. Premiums and expenses associated with the reinsurance agreement were $4 million in 2015.

   AXA Equitable provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with certain AXA Financial subsidiaries and affiliates to conduct their business. The associated costs related to the service agreement are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company. As a result of such allocations, AXA Equitable was reimbursed $94 million, $75 million and $148 million for 2015, 2014 and 2013, respectively.

   Both AXA Equitable and AB, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AB incurred expenses under such agreements of approximately $164 million, $173 million and $165 million in 2015, 2014 and 2013, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $14 million, $15 million and $24 million in 2015, 2014 and 2013, respectively. The net receivable (payable) related to these contracts was approximately $1 million and $3 million at December 31, 2015 and 2014, respectively.

   During 2015, 2014 and 2013 AXA Equitable FMG earned $707 million,
   $711 million and $690 million, respectively of Investment management and administrative fees from EQAT, VIP Trust, 1290 Funds (since inception in
   2014) and Other AXA Trusts. Accounts receivable from these transactions were $47 million and $48 million at December 31, 2015 and 2014, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                                 2015     2014     2013
                                               -------- -------- --------
                                                     (IN MILLIONS)
Investment advisory and services fees......... $  1,056 $  1,062 $  1,010
Distribution revenues.........................      415      433      455
Other revenues -- shareholder servicing fees..       85       91       91
Other revenues -- other.......................        5        6        6

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $18 million, $18 million and $0 million in 2015, 2014 and 2013, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees) and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under the AXA Equitable QP would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   Measurement Date

   The Company uses a December 31 measurement date for its pension plans.

   Contributions and Funding Policy

   For 2015, no cash contributions were made by AXA Equitable and AB to their respective qualified pension plans. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2015, no minimum contribution is required to be made to either plan in 2016 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2016. Similarly, AB currently does not plan to make a contribution to its pension plan during 2016.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
Service cost................................. $     8  $     9  $    40
Interest cost................................      93      107       99
Expected return on assets....................    (159)    (155)    (155)
Actuarial (gain) loss........................       1        1        1
Net amortization.............................     110      111      155
Curtailment..................................      --       --        3
                                              -------  -------  -------
Net Periodic Pension Expense................. $    53  $    73  $   143
                                              =======  =======  =======

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Projected benefit obligation, beginning of
  year....................................... $ 2,657  $ 2,463
Service cost.................................      --       --
Interest cost................................      93      107
Actuarial (gains) losses.....................      (6)     264
Benefits paid................................    (169)    (177)
Plan amendments and curtailments.............       1       --
                                              -------  -------
  Projected Benefit Obligation...............   2,576    2,657
Transfer to AXA Financial....................  (2,447)      --
                                              -------  -------
Projected Benefit Obligation, End of Year.... $   129  $ 2,657
                                              =======  =======

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Pension plan assets at fair value, beginning
  of year.................................... $ 2,473  $ 2,401
Actual return on plan assets.................      24      250
Contributions................................      --        6
Benefits paid and fees.......................    (175)    (184)
                                              -------  -------
Pension plan assets at fair value, end of
  year.......................................   2,322    2,473
PBO, immediately preceding the Transfer to
  AXA Financial..............................   2,576    2,657
                                              -------  -------
  Excess of PBO Over Pension Plan Assets,
   immediately preceding the Transfer to AXA
   Financial.................................    (254)    (184)
Transfer to AXA Financial.................... $   211  $    --
                                              -------  -------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $   (43) $  (184)
                                              =======  =======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $43 million and $184 million at December 31, 2015 and 2014, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $2,576 million and $2,322 million, respectively, at December 31, 2015 and $2,657 million and $2,473 million, respectively, at December 31, 2014.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2015 and 2014 that have not yet been recognized by AXA Equitable as components of net periodic pension cost. Not shown in the table at December 31, 2015 is approximately $1,193 million unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI transferred to AXA Financial due to the Assumption Transaction.

                                              DECEMBER 31,
                                              -------------
                                              2015   2014
                                              ----- -------
                                              (IN MILLIONS)
Unrecognized net actuarial (gain) loss....... $  49 $ 1,144
Unrecognized prior service cost (credit).....     1      --
                                              ----- -------
  Total...................................... $  50 $ 1,144
                                              ===== =======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $340,000 and $0, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   2015 -- Immediately following the Assumption Transaction, the total fair value of plan assets for the qualified pension plans of the Company at December 31, 2015 was approximately $86 million, all supporting the AB qualified retirement plan.

   2014 -- The tables below disclose the allocation of the approximately $2,473 million fair value of total plan assets for the qualified pension plans of the Company and their level of observability within the fair value hierarchy at December 31, 2014. At December 31, 2014, assets classified as Level 1, Level 2 and Level 3 comprised approximately 32.4%, 57.6% and 10.0%, respectively, of qualified pension plan assets. During 2014, there were no transfers in/out of the Level 3 plan asset classification; activity in Level 3 consisted only of actual returns of approximately $22 million on those assets. Except for an investment at December 31, 2014 of approximately $1 million in a private REIT through a pooled separate account, there were no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

                                              DECEMBER 31,
                                              ------------
                                               2015   2014
                                              -----  -----
Fixed Maturities.............................  24.0%  49.4%
Equity Securities............................  56.0   38.8
Equity real estate...........................    --    9.8
Cash and short-term investments..............    --    1.3
Other........................................  20.0    0.7
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- ------
                                                      (IN MILLIONS)
DECEMBER 31, 2015:
ASSET CATEGORIES
Fixed Maturities:
  Other structured debt...................... $    -- $     9 $    -- $    9
Common and preferred equity..................      24      --      --     24
Mutual funds.................................      43      --      --     43
Private real estate investment trusts........      --      10      --     10
                                              ------- ------- ------- ------
   Total..................................... $    67 $    19 $    -- $   86
                                              ======= ======= ======= ======

                                              Level 1 Level 2  Level 3  Total
                                              ------- -------- ------- --------
                                                        (In Millions)
December 31, 2014:
Asset Categories
Fixed Maturities:
  Corporate.................................. $    -- $    833 $    -- $    833
  U.S. Treasury, government and agency.......      --      358      --      358
  States and political subdivisions..........      --       18      --       18
  Other structured debt......................      --        9       3       12
Common and preferred equity..................     743      177      --      920
Mutual funds.................................      46       --      --       46
Private real estate investment funds.........      --       --       1        1
Private real estate investment trusts........      --       10     242      252
Cash and cash equivalents....................      13       --      --       13
Short-term investments.......................      --       20      --       20
                                              ------- -------- ------- --------
   Total..................................... $   802 $  1,425 $   246 $  2,473
                                              ======= ======== ======= ========

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes by varying the asset allocation of a portfolio through investment in the overlay portfolios.

   Discount Rate and Other Assumptions

   The discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2015 and 2014. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                                                    DECEMBER 31,
                                                                    -----------
                                                                    2015   2014
                                                                    -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding Transfer to AXA
     Financial..................................................... 3.98%    N/A
   Other AXA Equitable defined benefit plans....................... 3.66%    N/A
   AB Qualified Retirement Plan....................................  4.3%    N/A
  Benefits obligations (aggregate methodology for 2014)............   N/A   3.6%
  Periodic cost....................................................  3.6%   3.6%

Rates of compensation increase:
  Benefit obligation............................................... 6.00%  6.00%
  Periodic cost.................................................... 6.46%  6.00%

Expected long-term rates of return on pension plan assets
  (periodic cost).................................................. 6.75%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $6 million, $10 million and $10 million for 2015, 2014 and 2013, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2016, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2015 and include benefits attributable to estimated future employee service.

                                                                     PENSION
                                                                    BENEFITS
                                                                  --------------
                                                                  (IN MILLIONS)

2016............................................................. $            6
2017.............................................................              4
2018.............................................................              5
2019.............................................................              6
2020.............................................................              5
Years 2021 - 2025................................................             36

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2015, 2014 and 2013 for share-based payment arrangements as further described herein are as follows:

                                              2015  2014  2013
                                              ----- ----- ----
                                                (IN MILLIONS)
Performance Units/Shares..................... $  18 $  10 $ 43
Stock Options................................     1     1    2
AXA Shareplan................................    16    10   13
AB Stock Options.............................    --    --   (4)
AB Restricted Units..........................   174   171  286
Other Compensation plans/(1)/................     2    --   --
                                              ----- ----- ----
Total Compensation Expenses.................. $ 211 $ 192 $340
                                              ===== ===== ====

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Share Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted stock options in years prior to 2014.

   Performance Units and Performance Shares

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015, the expense associated with the June 19, 2015 grant of performance shares were $8 million.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of 2,273,008 performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 2 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015 and 2014, the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million and $9 million, respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 986,580 performance units earned under the terms of the AXA Performance Unit Plan 2011.

   2013 GRANT. On March 22, 2013, under the terms of the 2013 Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. 119.58% of the unearned performance shares were earned based on the performance of AXA and the insurance-related business of AXA Financial Group. The earned performance shares will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2015, 2014 and 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $7 million, $2 million and $11 million, respectively.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   For 2015, 2014 and 2013, the Company recognized compensation costs of $18 million, $10 million and $43 million, respectively, for performance shares and units earned to date. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2015 and 2014 was $0 and $58 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2016 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2015 GRANT. On June 19, 2015, 442,885 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 244,597 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $333,000.

   2014 GRANT. On March 24, 2014, 395,720 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 214,174 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015 and 2014, the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $216,000 and $345,000, respectively.

   2013 GRANT On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, 2014 and 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $71,000, $131,000 and $357,000, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2015 follows:

                                                                             Options Outstanding
                                              ----------------------------------------------------------------------------------
                                                   AXA Ordinary Shares            AXA ADRs/(3)/            AB Holding Units
                                              ----------------------------   ------------------------ --------------------------
                                                               Weighted                    Weighted                    Weighted
                                                Number         Average         Number      Average        Number       Average
                                              Outstanding      Exercise      Outstanding   Exercise     Outstanding    Exercise
                                              (In 000's)        Price        (In 000's)     Price       (In 000's)      Price
                                              -----------  ---------------   -----------  ----------- --------------  ----------

Options Exercisable at January 1, 2015.......    16,837.9  (Euro)    21.39       1,105.2  $     25.53        5,942.4  $    45.03
Options granted..............................       444.0  (Euro)    22.90            --  $        --           29.1  $    31.74
Options exercised............................    (4,196.7) (Euro)    18.26        (510.7) $     25.33         (541.1) $    17.06
Options forfeited, net.......................      (483.1) (Euro)    22.75        (553.5) $     25.59          (23.1) $    89.95
Options expired/reinstated...................          --               --            --           --           (8.8) $    45.45
                                              -----------                    -----------              --------------
Options Outstanding at December 31, 2015.....    12,602.1  (Euro)    21.39          41.0  $     27.28        5,398.5  $    47.59
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)    --/(2)/              $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................         3.0                           2.36                        2.90
                                              ===========                    ===========              ==============
Options Exercisable at December 31, 2015.....    10,074.6  (Euro)    22.50          40.9  $     27.28        4,736.7       43.04
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)       --                $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................        2.48                           2.36                        2.90
                                              ===========                    ===========              ==============

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2015 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from exercises of stock options in 2015 was $13 million. The intrinsic value related to exercises of stock options during 2015, 2014 and 2013 were approximately $200,000, $3 million and $14 million respectively, resulting in amounts currently deductible for tax purposes of approximately $70,000, $1 million, and $5 million, respectively, for the periods then ended. In 2015, 2014 and 2013, windfall tax benefits of approximately $70,000, $1 million and $5 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2015, AXA Financial held 2,262 AXA ordinary shares in treasury at a weighted average cost of $24.86 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2015, 2014 and 2013, respectively.

                                                   AXA Ordinary Shares             AB Holding Units
                                              ----------------------------  ------------------------------
                                                2015      2014      2013      2015     2014       2013
                                              --------  --------  --------  -------  -------  ------------

Dividend yield...............................     6.29%     6.38%     7.52%     7.1%     8.4%  8.0 - 8.3%
Expected volatility..........................    23.68%    29.24%    31.27%    32.1%    48.9% 49.7 - 49.8%
Risk-free interest rates.....................     0.92%     1.54%     1.34%     1.5%     1.5%  0.8 - 1.7%
Expected life in years.......................      8.2       8.2       7.7      6.0      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   1.73  $   2.89  $   1.79  $  4.13  $  4.78  $       5.44

   For 2015, 2014 and 2013, the Company recognized compensation costs (credits) for stock options of $1 million, $1 million and $(2) million, respectively. As of December 31, 2015, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.48 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2015, 2014 and 2013, respectively, the Company recognized compensation costs of $174 million, $171 million and $286 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2015, approximately 19.8 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2015, approximately $36 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   3.20 years.

   The following table summarizes restricted AXA ordinary share activity for 2015. In addition, approximately 44,333 RSUs were granted during 2015 with graded vesting over a 3-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2015...............     51,460 $    15.37
Granted......................................     10,578 $    23.25
Vested.......................................     28,028 $    14.63
                                              ---------- ----------
Unvested as of December 31, 2015.............     34,010 $    18.43
                                              ========== ==========

   Restricted AXA Ordinary shares vested in 2015, 2014 and 2013 had aggregate vesting date fair values of approximately $1 million, $1 million and $1 million, respectively.

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction. For the years ended December 31, 2015, 2014 and 2013, the Company recognized compensation expense of approximately $327,800, $350,300, and $350,000 for these unrestricted share awards.

   AXA Shareplan

   2015 AXA SHAREPLAN. In 2015, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly-issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2015. Eligible employees and financial professionals could have reserved a share purchase during the reservation period from August 31, 2015 through September 14, 2015 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 22, 2015 through October 27, 2015. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 21, 2015 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $20.17 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 8.57% formula discounted price of $23.05 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2015 which is July 1, 2020. All subscriptions became binding and irrevocable on October 27, 2015.

   The Company recognized compensation expense of $16 million, $10 million and $13 million in 2015, 2014 and 2013 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2015, 2014 and 2013 primarily invested under Investment Option B for the purchase of approximately 5 million, 5 million and 5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2015, 2014 and 2013, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $281,000, $295,000 and $278,000.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2015 and 2014, AB purchased 8.5 million and 3.6 million Holding units for $218 million and $93 million respectively. These amounts reflect open-market purchases of 5.8 million and 0.3 million Holding units for $151 million and $7 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding unit awards (including 7.0 million granted in December for 2015 year-end awards). During 2014, AB granted to employees and eligible directors 7.6 million restricted AB Holding awards (including 6.6 million granted in December 2013 for 2014 year-end awards). Prior to third quarter 2014, AB funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust.

   During 2015 and 2014, AB Holding issued 0.5 million and 1.1 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $9 million and $19 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AB totaling $173 million, $173 million and $156 million for 2015, 2014 and 2013, respectively. The cost of the 2015 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2015, 302,443 options to buy Holding units had been granted and 47.2 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 12.5 million Holding units were available for grant as of December 31, 2015.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $      (36) $    (552) $      197
  Deferred (expense) benefit.................       (150)    (1,143)      1,876
                                              ----------  ---------  ----------
Total........................................ $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)

Expected income tax (expense) benefit........ $     (578) $  (2,140) $    1,858
Noncontrolling interest......................        124        119         101
Separate Accounts investment activity........        181        116         122
Non-taxable investment income (loss).........          8         12          20
Tax audit interest...........................          1         (6)        (14)
State income taxes...........................          1         (4)         (6)
AB Federal and foreign taxes.................          2          4           2
Tax settlement...............................         77        212          --
Other........................................         (2)        (8)        (10)
                                              ----------  ---------  ----------
Income tax (expense) benefit................. $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014 the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                                  DECEMBER 31, 2015         December 31, 2014
                                              ------------------------- -------------------------
                                               ASSETS     LIABILITIES    Assets     Liabilities
                                              --------- --------------- --------- ---------------
                                                                 (IN MILLIONS)

Compensation and related benefits............ $     110 $            -- $     150 $            --
Reserves and reinsurance.....................        --           1,740        --           1,785
DAC..........................................        --           1,253        --           1,162
Unrealized investment gains or losses........        --             134        --             614
Investments..................................        --           1,437        --           1,490
Net operating losses and credits.............       424              --       512              --
Other........................................        --              25       112              --
                                              --------- --------------- --------- ---------------
Total........................................ $     534 $         4,589 $     774 $         5,051
                                              ========= =============== ========= ===============

   As of December 31, 2015, the Company had $424 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2015, $255 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $103 million would need to be provided if such earnings were remitted.

   At December 31, 2015 and 2014, of the total amount of unrecognized tax benefits $344 million and $397 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2015 and 2014 were $52 million and $77 million, respectively. For 2015, 2014 and 2013, respectively, there were $(25) million, $(43) million and $15 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                 2015       2014      2013
                                              ---------  ---------  --------
                                                       (IN MILLIONS)

Balance at January 1,........................ $     475  $     592  $    573
Additions for tax positions of prior years...        44         56        57
Reductions for tax positions of prior years..      (101)      (181)      (38)
Additions for tax positions of current year..        --          8        --
                                              ---------  ---------  --------
Balance at December 31,...................... $     418  $     475  $    592
                                              =========  =========  ========

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. The IRS commenced their examination of the 2008 and 2009 tax years in 2015. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                          DECEMBER 31,
                                              -----------------------------------
                                                 2015        2014         2013
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)

Unrealized gains (losses) on investments..... $      241  $    1,122  $       153
Foreign currency translation adjustments.....        (58)        (33)         (12)
Defined benefit pension plans................        (12)       (780)        (757)
                                              ----------  ----------  -----------
Total accumulated other comprehensive income
  (loss).....................................        171         309         (616)
                                              ----------  ----------  -----------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................         57          42           13
                                              ----------  ----------  -----------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $      228  $      351  $      (603)
                                              ==========  ==========  ===========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0.

   The components of OCI for the past three years, net of tax, follow:

                                                  2015        2014       2013
                                               ----------  ---------  ----------
                                                         (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period......... $      (25) $     (21) $      (12)
  (Gains) losses reclassified into net
   earnings (loss) during the period..........         --         --          --
                                               ----------  ---------  ----------
  Foreign currency translation adjustment.....        (25)       (21)        (12)
                                               ----------  ---------  ----------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year............................     (1,020)     1,043      (1,550)
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/.......         12         37          49
                                               ----------  ---------  ----------
Net unrealized gains (losses) on investments..     (1,008)     1,080      (1,501)
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other...................................        127       (111)        302
                                               ----------  ---------  ----------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(480), $529 and
  $(654)).....................................       (881)       969      (1,199)
                                               ----------  ---------  ----------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....         --        (95)        198
  Prior service cost arising during the year..         --         --          --
  Less: reclassification adjustments to net
  earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost............         (4)        72         101
   Amortization of net prior service credit
     included in net periodic cost............         --         --          --
                                               ----------  ---------  ----------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(15) and $161).......................         (4)       (23)        299
                                               ----------  ---------  ----------
Total other comprehensive income (loss), net
  of income taxes.............................       (910)       925        (912)
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest.....         15         29          (8)
                                               ----------  ---------  ----------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable............... $     (895) $     954  $     (920)
                                               ==========  =========  ==========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(6) million, $(19) million and $(26) million for 2015, 2014 and 2013, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $(39) million and $(54) million for 2015, 2014 and 2013, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2016 and the four successive years are $216 million, $215 million, $201 million, $189 million, $166 million and $946 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2016 and the four successive years is $32 million, $31 million, $30 million, $30 million, $13 million and $67 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2015, 2014 and 2013, respectively, AXA Equitable recorded $3 million, $42 million and $85 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 and 2013 included pre-tax charges of $25 million and $52 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                       DECEMBER 31,
                                              -----------------------------
                                                2015       2014      2013
                                              --------  ---------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    113  $     122  $     52
Additions....................................       10         21       140
Cash payments................................      (32)       (24)      (66)
Other reductions.............................       (2)        (6)       (4)
                                              --------  ---------  --------
Balance, End of Year......................... $     89  $     113  $    122
                                              ========  =========  ========

   During 2013, AB recorded $28 million of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AB's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013, real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AB will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2015, these arrangements include commitments by the Company to provide equity financing of $568 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2015. The Company had $866 million of commitments under existing mortgage loan agreements at December 31, 2015.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $400 million for the three of SCB LLC's three uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $361 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2015 AB had funded $32 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2015, AB had funded $1 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2015, AB had funded $6 million of this commitment.

   In December 2015, AB provided a 60 day guarantee to a commercial bank for borrowings by a company-sponsored fund up to a maximum of $50 million. The bank provided the fund with a limited partner subscription line for the unfunded commitments of the fund's limited partners. The fund is expected to repay the bank by calling capital from the limited partners. To the extent the fund is not able to repay the loan to the bank, AB will repay the loan under the guarantee, up to $50 million. The fund will repay AB for all amounts paid by AB under the guarantee.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and AXA Equitable FMG filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. AXA Equitable FMG ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to AXA Equitable FMG for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to AXA Equitable FMG in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs' experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of defendants' experts. In August 2015, the Court denied Plaintiffs' motions in limine and also denied both parties motions for summary judgment. The trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments are scheduled to occur in May 2016 following post-trial briefing.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, entitled Andrew Yale, on behalf of himself and all others similarly situated v. AXA Life Insurance Company F/K/A AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In June 2014, AXA Equitable filed a motion to dismiss the complaint on procedural grounds, which was denied in October 2014. In February 2015, plaintiffs substituted two new named plaintiffs and the action is now entitled Ross v. AXA Equitable Life Insurance Company. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In August 2015, plaintiffs filed a notice of appeal.

   In April 2015, the same plaintiffs' law firm filed a second action in the United States District Court for the Southern District of New York on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief (return of all premium paid by class members) as the first action on behalf of life insurance policyholders. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as Ross. In October 2015, plaintiff filed a notice of appeal.

   A lawsuit was filed in the Supreme Court of the State of New York, County of Westchester, Commercial Division ("New York state court") in June 2014, entitled Jessica Zweiman, Executrix of the Estate of Anne Zweiman, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of "all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the ATM Strategy, and who suffered injury as a result thereof." Plaintiff asserts that AXA Equitable breached the variable annuity contracts by implementing the volatility management tool. The lawsuit seeks unspecified damages. In July 2014, AXA Equitable filed a notice of removal to the United States District Court for the Southern District of New York. In September 2015, the New York federal district court granted AXA Equitable's motion to dismiss the Complaint. In October 2015, plaintiff filed a notice of appeal. In February 2016, plaintiff voluntarily dismissed her appeal.

   In November 2014, one of the plaintiff's law firms in Zweiman filed a separate lawsuit entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company in the Superior Court of New Jersey, Camden County ("New Jersey state court"). This lawsuit is a putative class action on behalf of "all AXA [Equitable] variable life insurance policyholders who allocated funds from their Policy Accounts to investments in AXA's Separate Accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof" and asserts a claim for breach of contract similar to the claim in Zweiman. In February 2016, the New Jersey State Court dismissed the Complaint.

   In August 2015, another of the plaintiff's law firms in Zweiman filed a third lawsuit entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated v. AXA Equitable Life Insurance Company in Connecticut Superior Court, Judicial Division of New Haven ("Connecticut state court"). This lawsuit purports to cover the same class definition, makes substantially the same allegations, and seeks the same relief as in Zweiman. In November 2016, the Connecticut federal district court transferred the action to the United States District Court for the Southern District of New York.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. AB believes that it has strong defenses to these claims, which were set forth in AB's October 12, 2012 response to the Letter of Claim and AB's June 27, 2014 Statement of Defence in response to the Claim, and AB intends to defend this matter vigorously.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,525 million during 2016. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2015, 2014 and 2013, respectively, AXA Equitable's statutory net income (loss) totaled $2,038 million, $1,664 million and $(28) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,895 million and $5,793 million at December 31, 2015 and 2014, respectively. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends. In 2013, AXA Equitable paid $234 million in shareholder dividends and transferred approximately
   10.9 million in Units of AB (fair value of $234 million) in the form of a dividend to AEFS.

   At December 31, 2015, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014 and 2013 AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million and $500 million, respectively, of outstanding surplus notes to AXA Financial.

   At December 31, 2015 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2015.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2015         2014        2013
                                              ----------  -----------  ----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,822  $    12,656  $      (54)
Investment Management/(2)/...................      3,025        3,011       2,915
Consolidation/elimination....................        (28)         (27)        (21)
                                              ----------  -----------  ----------
Total Revenues............................... $    9,819  $    15,640  $    2,840
                                              ==========  ===========  ==========

  /(1)/Includes investment expenses charged by AB of approximately $45 million, $40 million and $37 million for 2015, 2014 and 2013, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately $73 million, $67 million and $58 million for 2015, 2014 and 2013, respectively, are included in total revenues of the Investment Management segment.

                                                  2015        2014        2013
                                              -----------  ---------- -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $     1,033  $    5,512 $    (5,872)
Investment Management/(1)/...................         618         603         564
Consolidation/elimination....................          (1)         --          (1)
                                              -----------  ---------- -----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     1,650  $    6,115 $    (5,309)
                                              ===========  ========== ===========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                             DECEMBER 31,
                                                        ----------------------
                                                           2015        2014
                                                        ----------  ----------
                                                             (IN MILLIONS)
SEGMENT ASSETS:
Insurance.............................................. $  182,738  $  184,018
Investment Management..................................     11,895      11,990
Consolidation/elimination..............................         (7)         (3)
                                                        ----------  ----------
Total Assets........................................... $  194,626  $  196,005
                                                        ==========  ==========

   In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $460 million and $415 million which have been segregated in a special reserve bank custody account at December 31, 2015 and 2014, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2015 and 2014 are summarized below:

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------- -----------  ------------ ------------
                                                                (IN MILLIONS)
2015
----
Total Revenues............................... $    3,567 $       220   $     5,714 $        318
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,437 $     1,973   $     2,375 $      1,384
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $      854 $    (1,025)  $     2,275 $       (640)
                                              ========== ===========   =========== ============

2014
----
Total Revenues............................... $    3,706 $     3,524   $     3,754 $      4,656
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,195 $     2,342   $     2,186 $      2,802
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $    1,056 $     1,038   $     1,077 $      1,249
                                              ========== ===========   =========== ============

Appendix A

--------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.


-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life (July 2004 to
AXA                                    September 2013) and MONY America (since
25, Avenue Matignon                    July 2004); Director of AXA Equitable
75008 Paris, France                    (since September 1993); Chairman of the
                                       Board of AXA Financial (since April
                                       1998); Vice Chairman (February 1996 to
                                       April 1998). Chairman and Chief
                                       Executive Officer of AXA since April
                                       2010; prior thereto, Chairman of the
                                       Management Board (May 2000 to April
                                       2010) and Chief Executive Officer of
                                       AXA (January 2000 to May 2002); Vice
                                       Chairman of AXA's Management Board
                                       (January 2000 to May 2000). Director or
                                       officer of various subsidiaries and
                                       affiliates of the AXA Group. Director
                                       of AllianceBernstein Corporation, the
                                       general partner of AllianceBernstein
                                       Holding and AllianceBernstein (October
                                       1993 to July 2015). Director, Nestle
                                       S.A. since April 2012. Director of
                                       Donaldson, Lufkin and Jenrette ("DLJ")
                                       (July 1993 to November 2000). Director
                                       of HSBC Holdings PLC (since March 2016).
-------------------------------------------------------------------------------
Denis Duverne                          Director, MONY Life (July 2004 to
AXA                                    September 2013) and MONY America (since
25, Avenue Matignon                    July 2004); Director of AXA Equitable
75008 Paris, France                    (since February 1998). Member of AXA's
                                       Board of Directors and Deputy Chief
                                       Executive Officer (since April 2010);
                                       prior thereto, Member of the AXA
                                       Management Board (February 2003 to
                                       April 2010) and Chief Financial Officer
                                       (May 2003 through December 2009), prior
                                       thereto, Executive Vice President,
                                       Finance, Control and Strategy, AXA
                                       (January 2000 to May 2003); prior
                                       thereto Senior Executive Vice
                                       President, International
                                       (US-UK-Benelux) AXA (January 1997 to
                                       January 2000); Member of the AXA
                                       Executive Committee (since January
                                       2000); Director, AXA Financial (since
                                       November 2003), AllianceBernstein
                                       (since February 1996) and various AXA
                                       affiliated companies. Director of DLJ
                                       (February 1997 to November 2000).
-------------------------------------------------------------------------------
Ramon de Oliveira                      Director of AXA Financial, AXA
Investment Audit Practice, LLC         Equitable and MONY America since May
70 South Fifth Street                  2011. Director of MONY Life (May 2011
Park Ridge, NJ 07656                   to September 2013). Since April 2010,
                                       Mr. de Oliveira has been a member of
                                       AXA's Board of Directors, where he
                                       serves on the Finance Committee (Chair)
                                       and Audit Committee, and from April
                                       2009 to April 2010, he was a member
                                       AXA's Supervisory Board. He is
                                       currently the Managing Director of the
                                       consulting firm Investment Audit
                                       Practice, LLC, based in New York. From
                                       2002 and 2006, Mr. de Oliveira was
                                       Adjunct Professor of Finance at
                                       Columbia University. Prior thereto,
                                       starting in 1977, he spent 24 years at
                                       JP Morgan & Co. where he was Chairman
                                       and Chief Executive Officer of JP
                                       Morgan Investment Management and was
                                       also a member of the firm's Management
                                       Committee since its inception in 1995.
                                       Upon the merger with Chase Manhattan
                                       Bank in 2001, Mr. de Oliveira was the
                                       only executive from JP Morgan & Co.
                                       asked to join the Executive Committee
                                       of the new firm with operating
                                       responsibilities. Mr. de Oliveira is
                                       currently the Chairman of the
                                       Investment Committee of Fonds de
                                       Dotation du Louvre (since 2009) and
                                       JACCAR Holdings SA (2011). Previously,
                                       he served as a Director of JP Morgan
                                       Suisse, American Century Company, Inc.,
                                       SunGard Data Systems, The Hartford
                                       Insurance Company, Tattinger-Kobrand
                                       USA, Quilvest SA and L'Atelier. Mr. de
                                       Oliveira also formerly served as a
                                       Trustee and Chairman of the Investment
                                       Committee of The Kauffman Foundation, a
                                       Member of the Investment Committee of
                                       The Red Cross and the Chairman of the
                                       Board of Friends of Education.
-------------------------------------------------------------------------------
Daniel G. Kaye                         Mr. Kaye has been a Director of AXA
767 Quail Run                          Equitable since September 2015. From
Inverness, IL 60067                    January 2013 to May 2014, Mr. Kaye
                                       served as Interim Chief Financial
                                       Officer and Treasurer of HealthEast
                                       Care System ("HealthEast"). Prior to
                                       joining HealthEast, Mr. Kaye spent 35
                                       years with Ernst & Young LLP ("Ernst &
                                       Young") from which he retired in 2012.
                                       Throughout his time at Ernst & Young,
                                       where he was an audit partner for 25
                                       years, Mr. Kaye enjoyed a track record
                                       of increasing leadership and
                                       responsibilities, including serving as
                                       the New England Managing Partner and
                                       the Midwest Managing Partner of
                                       Assurance. Mr. Kaye is a member of the
                                       Board of Directors of Ferrellgas
                                       Partners L.P. ("Ferrellgas"), where he
                                       serves on the Audit Committee and
                                       Corporate Governance and Nominating
                                       Committee (Chair). Mr. Kaye is a
                                       Certified Public Accountant and
                                       National Association of Corporate
                                       Directors (NACD) Board Leadership
                                       Fellow. Mr. Kaye is also a director of
                                       AXA Financial and MLOA since September
                                       2015.
-------------------------------------------------------------------------------

                                  APPENDIX A

DIRECTORS AND PRINCIPAL OFFICERS
(CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Kristi A. Matus                        Ms. Matus has been a Director of AXA
athenahealth                           Equitable since September 2015. Ms.
311 Arsenal Street                     Matus currently serves as Executive
Watertown, MA 02472                    Vice President and Chief Financial &
                                       Administrative Officer of athenahealth,
                                       Inc. ("athenahealth") since July 2014.
                                       Prior to joining athenahealth, Ms.
                                       Matus served as Executive Vice
                                       President and Head of Government
                                       Services of Aetna, Inc. ("Aetna") from
                                       February 2012 to July 2013. Prior to
                                       Aetna, she held several senior
                                       leadership roles at United Services
                                       Automobile Association ("USAA"),
                                       including Executive Vice President and
                                       Chief Financial Officer from 2008 to
                                       2012. She began her career at the Aid
                                       Association for Lutherans, where she
                                       held various financial and operational
                                       roles for over a decade. Ms. Matus is
                                       also a director of AXA Financial and
                                       MLOA since September 2015.
-------------------------------------------------------------------------------
Richard C. Vaughan                     Director of AXA Financial, AXA
764 Lynnmore Lane                      Equitable and MONY America since May
Naples, FL 34108                       2010. Director of MONY Life (May 2010
                                       to September 2013). Executive Vice
                                       President and Chief Financial Officer
                                       of Lincoln Financial Group (1995 to May
                                       2005); prior thereto, Chief Financial
                                       Officer (June 1992 to 1995); Senior
                                       Vice President and Chief Financial
                                       Officer of Employee Benefits Division
                                       (July 1990 to 1995). Member of the
                                       Board of Directors of MBIA, Inc,
                                       serving on the Audit Committee, The
                                       Executive Committee and the Finance and
                                       Risk Committee (Chair).
-------------------------------------------------------------------------------
Barbara Fallon-Walsh                   Director of AXA Financial, AXA
1670 Stephens Drive                    Equitable and MONY America since May
Wayne, PA 19087                        2012. Director of MONY Life (May 2012
                                       to September 2013). Ms. Fallon-Walsh
                                       was with The Vanguard Group, Inc.
                                       ("Vanguard") from 1995 until her
                                       retirement in 2012, where she held
                                       several executive positions, including
                                       Head of Institutional Retirement Plan
                                       Services from 2006 through 2011. Ms.
                                       Fallon-Walsh started her career at
                                       Security Pacific Corporation in 1979
                                       and held a number of senior and
                                       executive positions with the company,
                                       which merged with Bank of America in
                                       1992. From 1992 until joining Vanguard
                                       in 1995, Ms. Fallon-Walsh served as
                                       Executive Vice President, Bay Area
                                       Region and Los Angeles Gold Coast
                                       Region for Bank of America. Ms.
                                       Fallon-Walsh is currently a member of
                                       the Board of Directors of AXA
                                       Investment Managers S.A. ("AXA IM"),
                                       where she serves on the Audit and Risk
                                       Committee and the Remuneration
                                       Committee, and of AXA Rosenberg Group
                                       LLC. Ms. Fallon-Walsh has been a member
                                       of the Main Line Chamber of Commerce
                                       Board of Directors and Executive
                                       Committee, the Business and Advisory
                                       Council for Widener University and
                                       served on the Board of Trustees and
                                       Executive Committee of the Employee
                                       Benefit Research Institute in
                                       Washington, DC.
-------------------------------------------------------------------------------
Bertram L. Scott                       Director of AXA Financial, AXA
Novant Health, Inc.                    Equitable and MONY America since May
108 Providence Road                    2012. Director of MONY Life (May 2012
Charlotte, NC 28207                    to September 2013). Mr. Scott is Senior
                                       Vice President of population health
                                       management of Novant Health, Inc. since
                                       February 2015. From November 2012 to
                                       December 2014, he served as President
                                       and Chief Executive Officer of Affinity
                                       Health Plan. Prior to joining Affinity,
                                       Mr. Scott served as President, U.S.
                                       Commercial of CIGNA Corporation from
                                       June 2010 to December 2011, with
                                       executive responsibilities for U.S.
                                       products, marketing, national accounts,
                                       underwriting and for regional,
                                       individual, select and senior segments.
                                       Prior to joining CIGNA, Mr. Scott
                                       served as Executive Vice President and
                                       Chief Institutional Development & Sales
                                       Officer at TIAA-CREF, a leading
                                       provider of retirement services in the
                                       academic, research, medical and
                                       cultural fields. Mr. Scott is a member
                                       of the Board of Directors of Becton,
                                       Dickinson and Company, where he serves
                                       on the Audit Committee (Chair) as
                                       Chairman and Compensation and Benefits
                                       Committee. He is a Director of Lowe's
                                       Companies, Inc., where he serves on the
                                       Audit Committee and Governance
                                       Committee (since November 2015).
-------------------------------------------------------------------------------
Lorie A. Slutsky                       Director of AXA Financial, Inc., AXA
The New York Community Trust           Equitable and MONY America (since
909 Third Avenue                       September 2006). Director of MONY Life
New York, NY 10022                     (September 2006 to September 2013).
                                       President of The New York Community
                                       Trust (since 1990). Prior thereto,
                                       Executive Vice President of The New
                                       York Community Trust (1987 to 1990).
                                       Director and Chairperson of Corporate
                                       Governance Committee and Member of
                                       Executive and Compensation Committees
                                       of AllianceBernstein Corporation (since
                                       July 2002); Former Director and
                                       Chairman of the Board of BoardSource,
                                       Former Trustee of The New School.
                                       Former Chairman of the Board of
                                       Governors of the Milano School of
                                       Management & Urban Policy (The New
                                       School).
-------------------------------------------------------------------------------
Peter S. Kraus                         Director of AXA Financial, Inc., AXA
AllianceBernstein Corporation          Equitable and MONY America (since
1345 Avenue of the Americas            February 2009). Director of MONY Life
New York, NY 10105                     (February 2009 to September 2013).
                                       Director, Chairman of the Board and
                                       Chief Executive Officer of
                                       AllianceBernstein Corporation (since
                                       December 2008). Prior thereto,
                                       Executive Vice President of Merrill
                                       Lynch & Co. (September 2008 to December
                                       2008). Prior thereto, co-head,
                                       Investment Management Division of
                                       Goldman Sachs Group, Inc. (March 1986
                                       to March 2008); also held the following
                                       positions: co-head of the Financial
                                       Institutions Group Tokyo (1990-1996).
                                       Currently, Director of Keewaydin Camp;
                                       Chairman of the Investment Committee of
                                       Trinity College; Chairman of the Board
                                       of California Institute of the Arts;
                                       Co-Chair of Friends of the Carnegie
                                       International and Lincoln Center.
-------------------------------------------------------------------------------

                                  APPENDIX A

OFFICERS -- DIRECTORS
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Mark Pearson                           Director (since January 2011),
                                       President and Chief Executive Officer
                                       (since February 2011), AXA Financial.
                                       Chairman of the Board and Chief
                                       Executive Officer (since February 2011)
                                       and Director (since January 2011), AXA
                                       Equitable, AXA Equitable Financial
                                       Services, LLC and MONY America.
                                       Director, Chairman of the Board and
                                       Chief Executive Officer of MONY Life
                                       (February 2011 to September 2013).
                                       Member of AXA's Management and
                                       Executive Committees (since 2008).
                                       President and Chief Executive Officer
                                       of AXA Japan (2008 to January 2011).
                                       Director, Representative Executive
                                       Officer, President and Chief Executive
                                       Officer (June 2010 to February 2011),
                                       AXA Japan Holding Co., Ltd and AXA Life
                                       Insurance Co., Ltd. (concurrently);
                                       prior thereto, Representative Director,
                                       President and Chief Executive Officer
                                       (June 2008 to June 2010). Regional
                                       Chief Executive Officer, Life, AXA Asia
                                       Life and AXA Asia Pacific Holdings
                                       Limited (concurrently) (October 2001 to
                                       June 2008). Director and President, AXA
                                       America Holdings, Inc. (since January
                                       2011). Director, AllianceBernstein
                                       Corporation (since February 2011).
-------------------------------------------------------------------------------



OTHER OFFICERS
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Salvatore Piazzolla                    Senior Executive Vice President (since
                                       March 2011), AXA Financial, Inc. and
                                       MONY America. Senior Executive Vice
                                       President of MONY Life (March 2011 to
                                       September 2013). Senior Executive
                                       Director and Chief Human Resources
                                       Officer, AXA Equitable Financial
                                       Services, LLC and AXA Equitable (since
                                       December 2012). Prior thereto, Senior
                                       Executive Vice President AXA Equitable
                                       Financial Services, LLC and AXA
                                       Equitable (March 2011 to December
                                       2012). Director of AXA Assicurazioni
                                       S.p.A. (since April 2013). Senior
                                       Executive Vice President, Head of Human
                                       Resources, UniCredit Group (2005 to
                                       February 2011). Vice President, Human
                                       Resources, General Electric (2001 to
                                       2004). Director, MONY Assets Corp.
                                       (March 2011 to December 2011).
-------------------------------------------------------------------------------
Andrea M. Nitzan                       Executive Director, Chief Accounting
                                       Officer (since December 2012) and
                                       Controller (since November 2014), AXA
                                       Equitable Financial Services, LLC and
                                       AXA Equitable; prior thereto, Senior
                                       Vice President (May 2008 to December
                                       2012); Assistant Vice President and
                                       Chief of Staff (1996 to May 2008).
                                       Executive Vice President, Chief
                                       Accounting Officer and Controller
                                       (since November 2014), AXA Financial
                                       and MONY America (since September
                                       2011). Executive Vice President
                                       andChief Accounting Officer, MONY Life
                                       (September 2011 to September 2013).
-------------------------------------------------------------------------------
Dave S. Hattem                         Senior Executive Director and General
                                       Counsel (December 2012 to present);
                                       prior thereto, Senior Vice President
                                       (September 1999 to December 2012) and
                                       General Counsel (February 2010 to
                                       present) of AXA Equitable and AXA
                                       Equitable Financial Services, LLC;
                                       prior thereto, Senior Vice President
                                       (September 1999 to present) and Deputy
                                       General Counsel (May 2004 to February
                                       2010), Associate General Counsel
                                       (September 1999 to May 2004). Senior
                                       Executive Vice President (since May
                                       2013) and General Counsel (since May
                                       2010), AXA Financial, Inc.; prior
                                       thereto, Executive Vice President May
                                       2012 to May 2013) and General Counsel
                                       (since May 2010); Senior Vice President
                                       (September 2008 to May 2012) and
                                       General Counsel (May 2010 to present);
                                       Senior Vice President and Deputy
                                       General Counsel (September 2008 to May
                                       2010). Senior Executive Director (since
                                       December 2012) and General Counsel
                                       (since February 2010), MONY America;
                                       prior thereto, Executive Vice President
                                       (May 2012 to December 2012) and General
                                       Counsel (since February 2010).
                                       Executive Senior Vice President and
                                       Deputy General Counsel of MONY Life
                                       (December 2012 to September 2013; held
                                       previous positions). Executive Vice
                                       President (since July 2012) and General
                                       Counsel (since December 2010), AXA
                                       Equitable Life and Annuity Company.
                                       Executive Vice President (since June
                                       2012) and General Counsel (since
                                       December 2010), MONY Financial
                                       Services, Inc.
-------------------------------------------------------------------------------
Karen Field Hazin                      Lead Director (since December 2012),
                                       Secretary (since June 2005) and
                                       Associate General Counsel (since June
                                       2005), AXA Equitable Financial
                                       Services, LLC and AXA Equitable; prior
                                       thereto, Vice President, Secretary and
                                       Associate General Counsel (June 2005 to
                                       December 2012), Counsel (April 2005 to
                                       June 2005), Assistant Vice President
                                       and Counsel (December 2001 to June
                                       2003), Counsel (December 1996 to
                                       December 2001). Vice President,
                                       Secretary and Associate General
                                       Counsel, MONY America (since June
                                       2005). Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Financial, Inc. Vice
                                       President and Secretary (since
                                       September 2005), AXA America Holdings,
                                       Inc. Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Equitable Life and Annuity
                                       Company. Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Distribution Holding
                                       Corporation. Vice President, Secretary
                                       and Associate General Counsel, MONY
                                       Life (June 2005 to September 2013).
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President, Chief Compliance
                                       Officer (February 2005 to present) and
                                       Deputy General Counsel (February 2010
                                       to present) of MONY America. Managing
                                       Director, Chief Compliance Officer and
                                       Deputy General Counsel (since December
                                       2012), AXA Equitable and AXA Equitable
                                       Financial Services, LLC; prior thereto,
                                       Senior Vice President (February 2005 to
                                       December 2012), Chief Compliance
                                       Officer (February 2005 to present), and
                                       Deputy General Counsel (February 2010
                                       to present); prior thereto, Senior Vice
                                       President, Chief Compliance Officer and
                                       Associate General Counsel (February
                                       2005 to February 2010). Senior Vice
                                       President, Chief Compliance Officer and
                                       Deputy General Counsel, AXA Financial
                                       (since May 2010). Vice President,
                                       Deputy General Counsel and Chief
                                       Litigation Counsel (2000 to February
                                       2005) of The MONY Group; prior thereto,
                                       Vice President and Chief Litigation
                                       Counsel (1990 to 2000). Senior Vice
                                       President, Chief Compliance Officer
                                       (February 2005 to September 2013) and
                                       Deputy General Counsel (February 2010
                                       to September 2013) of MONY Life.
-------------------------------------------------------------------------------
Nicholas B. Lane                       Senior Executive Director (since
                                       December 2012) and Head of U.S. Life
                                       and Retirement (since November 2013),
                                       AXA Equitable Financial Services, LLC
                                       and AXA Equitable; prior thereto,
                                       Senior Executive Director and
                                       President, Retirement Savings (December
                                       2012 to November 2013); prior thereto,
                                       Senior Executive Vice President
                                       (February 2011 to December 2012) and
                                       President, Retirement Savings (February
                                       2011 to November 2013). Senior
                                       Executive Vice President (since
                                       February 2011) and Head of U.S. Life
                                       and Retirement (since November 2013),
                                       AXA Financial and MONY America; prior
                                       thereto, Senior Executive Vice
                                       President and President, Retirement
                                       Savings (February 2011 to November
                                       2013). Senior Executive Vice President
                                       and President, Retirement Savings, MONY
                                       Life (February 2011 to September 2013).
                                       Director and Member of the Audit
                                       Committee (since February 2011), U.S.
                                       Financial Life Insurance Company and
                                       AXA Equitable Life and Annuity Company.
                                       Director and Chief Retirement Savings
                                       Officer (since February 2011), AXA
                                       Advisors, LLC. Director and Member of
                                       the Audit Committee, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (November 2008 to March 2011).
                                       Director, Chairman of the Board,
                                       President, Chief Executive Officer and
                                       Chief Retirement Savings Officer (since
                                       February 2011), AXA Distributors, LLC.
                                       Director, AXA Distribution Holding
                                       Corporation (since October 2013). Head
                                       of Global Strategy & Business Support
                                       and Development (June 2008 to January
                                       2011), AXA SA. Senior Vice President of
                                       Retail Distribution Business Platforms
                                       (February 2006 to June 2008), AXA
                                       Equitable; prior thereto, Vice
                                       President (May 2005 to February 2006).
-------------------------------------------------------------------------------
Anders B. Malmstrom                    Senior Executive Vice President and
                                       Chief Financial Officer (since June
                                       2012), AXA Financial, Inc. and MONY
                                       America. Senior Executive Director and
                                       Chief Financial Officer, AXA Equitable
                                       (since December 2012); prior thereto,
                                       Senior Executive Vice President and
                                       Chief Financial Officer (June 2012 to
                                       December 2012). Director (since July
                                       2012), Senior Executive Director and
                                       Chief Financial Officer (since June
                                       2012), AXA Equitable Financial
                                       Services, LLC. Director (since July
                                       2012), 1740 Advisers, Inc. Director,
                                       Chairman of the Board, President and
                                       Chief Executive Officer (since July
                                       2012), ACMC, LLC. Director (July 2012),
                                       AXA Advisors, LLC. Director and Senior
                                       Executive Vice President (since July
                                       2012), AXA America Holdings, Inc.
                                       Director and Chairman of the Board;
                                       Member of the Audit Committee (since
                                       July 2012), AXA Corporate Solutions
                                       Life Reinsurance Company. Director,
                                       Chairman of the Board and Chief
                                       Executive Officer (since July 2012),
                                       AXA Distribution Holding Corporation.
                                       Director (since July 2012) and Chairman
                                       of the Board (since August 2012);
                                       Member of the Audit Committee
                                       (Chairman) (since July), AXA Equitable
                                       Life and Annuity Company. Director and
                                       Chairman of the Board (since July
                                       2012), AXA RE Arizona Company.
                                       Director, Chairman of the Board and
                                       Chief Executive Officer (since July
                                       2012), Financial Marketing Agency, Inc.
                                       Director (since July 2012), Chairman of
                                       the Board, President and Chief
                                       Executive Officer (since August 2012),
                                       MONY Financial Services, Inc. Director
                                       (since July 2012), MONY Financial
                                       Resources of the Americas Limited.
                                       Director (since July 2012), MONY
                                       International Holdings, LLC. Director
                                       (since December 2013), 1740 Advisors,
                                       Inc. Director (since September 2012),
                                       MONY Life Insurance Company of the
                                       Americas, Ltd. Director and Chairman of
                                       the Board; Member of the Audit
                                       Committee (Chairman) (since July 2012),
                                       U.S. Financial Life Insurance Company.
                                       Senior Executive Vice President and
                                       Chief Financial Officer, MONY Life
                                       (June 2012 to September 2013). Director
                                       and Chairman of the Board, CS Life Re
                                       Company (since November 2014).
                                       Director, AXA Strategic Ventures US,
                                       LLC (since December 2014).
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Joshua E. Braverman                    Senior Executive Director and Treasurer
                                       (since December 2012), AXA Equitable
                                       and AXA Equitable Financial Services;
                                       prior thereto, Executive Vice President
                                       and Treasurer (September 2012 to
                                       December 2012), Senior Vice President,
                                       Head of Derivatives (September 2009 to
                                       September 2012). Senior Executive Vice
                                       President (since May 2013) and
                                       Treasurer (since September 2012), AXA
                                       Financial, Inc. and MONY America; prior
                                       thereto, Executive Vice President and
                                       Treasurer (September 2012 to May 2013).
                                       Executive Vice President and Treasurer,
                                       MONY Life (September 2012 to September
                                       2013). Director, Executive Vice
                                       President, Chief Financial Officer and
                                       Treasurer and Member of the Audit
                                       Committee (since September 2012), AXA
                                       Equitable Life and Annuity Company.
                                       Director, Executive Vice President,
                                       Chief Financial Officer and Treasurer
                                       and Member of the Audit Committee
                                       (since September 2012), U.S. Financial
                                       Life Insurance Company. Director,
                                       President, Chief Executive Officer and
                                       Chief Investment Officer and Chairman
                                       of the Audit Committee (since September
                                       2012), AXA Corporate Solutions Life
                                       Reinsurance Company. Director and
                                       Chairman (since September 2012),
                                       Equitable Casualty Insurance Company.
                                       Director, President and Chief Executive
                                       Officer (since September 2012), AXA
                                       RE Arizona Company. Executive Vice
                                       President and Treasurer (since
                                       September 2012), AXA America Holdings,
                                       Inc. Director, President and Chief
                                       Financial Officer (since September
                                       2012), AXA Distribution Holding
                                       Corporation. Director and President,
                                       MONY Life Insurance Company of the
                                       Americas Limited (since September
                                       2012). Director, President and
                                       Treasurer (since September 2012), MONY
                                       International Holdings, LLC. Director,
                                       President and Treasurer (since
                                       September 2012), MBT, Ltd. Director,
                                       Chairman, President and Treasurer
                                       (since September 2012), MONY Financial
                                       Resources of the Americas Limited.
                                       Director, Executive Vice President,
                                       Chief Financial Officer and Treasurer
                                       (since September 2012), MONY Financial
                                       Services, Inc. Executive Vice President
                                       and Treasurer (since September 2012),
                                       1740 Advisors, Inc. Director,
                                       President, Chief Executive Officer and
                                       Chief Financial Officer, CS Life Re
                                       Company (since November 2014). Senior
                                       Executive Vice President and Treasurer,
                                       AXA Strategic Ventures US, LLC (since
                                       December 2014).
-------------------------------------------------------------------------------
Priscilla Sims Brown                   Senior Executive Director and Chief
                                       Marketing Officer, AXA Equitable and
                                       AXA Equitable Financial Services since
                                       September 2014. Senior Executive Vice
                                       President and Chief Marketing Officer,
                                       AXA Financial, Inc. and MONY Life since
                                       September 2014. Senior Vice President
                                       and Chief Marketing and Development
                                       Officer, AmeriHealth Caritas (April
                                       2013 to August 2014). Head of
                                       Marketing, Sun Life Financial (January
                                       2009 to March 2013). Served in numerous
                                       roles at Lincoln Financial Group, the
                                       most recent being Chief Marketing
                                       Officer (February 1991 to December
                                       2008).
-------------------------------------------------------------------------------
Michael B. Healy                       Executive Director (since December
                                       2012) and Chief Information Officer
                                       (since May 2011), AXA Equitable and AXA
                                       Equitable Financial Services; prior
                                       thereto, (Executive Vice President (May
                                       2011 to December 2012) and Chief
                                       Information Officer (since May 2011),
                                       Senior Vice President and Chief
                                       Information Officer (September 2010 to
                                       May 2011); Senior Vice President
                                       (September 2009 to November 2010).
                                       Executive Vice President and Chief
                                       Information Officer (since May 2011),
                                       AXA Financial and MONY America; prior
                                       thereto, Senior Vice President and
                                       Chief Information Officer (November
                                       2010 to May 2011); Senior Vice
                                       President (September 2009 to November
                                       2010). Executive Vice President and
                                       Chief Information Officer (May 2011 to
                                       September 2013), MONY Life; prior
                                       thereto, Senior Vice President and
                                       Chief Information Officer (November
                                       2010 to May 2011); Senior Vice
                                       President (September 2009 to November
                                       2010). Senior Vice President, Program
                                       Office at Marsh & McLennan Companies
                                       Inc. (April 2003 to August 2009).
-------------------------------------------------------------------------------
Keith E. Floman                        Managing Director and Chief Actuary,
                                       AXA Equitable and AXA Equitable
                                       Financial Services (since December
                                       2012); prior thereto, Senior Vice
                                       President and Actuary (November 2008 to
                                       December 2012), Vice President and
                                       Senior Actuary (August 2006 to November
                                       2008). Senior Vice President and
                                       Actuary, MONY America (since November
                                       2008); prior thereto, Vice President
                                       and Senior Actuary (August 2006 to
                                       November 2008). Senior Vice President
                                       and Actuary, MONY Life (November 2008
                                       to September 2013); prior thereto, Vice
                                       President and Senior Actuary (August
                                       2006 to November 2008). Senior Vice
                                       President and Actuary, AXA Equitable
                                       Life and Annuity Company (since
                                       December 2008). Senior Vice President
                                       and Actuary (since January 2009) and
                                       Appointed Actuary (since May 2008),
                                       U.S. Financial Life Insurance Company.
                                       Senior Vice President, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (since July 2007). Director, Executive
                                       Vice President and Chief Financial
                                       Officer, AXA RE Arizona Company (since
                                       May 2013). Director, Financial
                                       Marketing Agency, Inc. (since May 2013).
-------------------------------------------------------------------------------
Sharon A. Ritchey                      Senior Executive Director and Chief
                                       Operating Officer, AXA Equitable and
                                       AXA Equitable Financial Services (since
                                       November 2013). Senior Executive Vice
                                       President and Chief Operating Officer,
                                       AXA Financial and MONY America (since
                                       November 2013). Director of AXA
                                       Advisors, LLC and AXA Business Services
                                       Private Limited. Executive Vice
                                       President, Retirement Plans Group, The
                                       Hartford Financial (January 1999 to
                                       January 2013).
-------------------------------------------------------------------------------



                                      A-5


                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Kevin Molloy                           Senior Executive Vice President, AXA
                                       Financial and MONY Life (since May
                                       2013). Senior Executive Director, AXA
                                       Equitable and AXA Equitable Financial
                                       Services (since May 2013). Director and
                                       Vice Chairman of the Board, AXA
                                       Advisors, LLC (since September 2013).
                                       Director, AXA Network, LLC (since
                                       October 2013). Director and Member of
                                       Audit Committee, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (since March 2011). Senior Vice
                                       President, Business Support and
                                       Development, AXA (June 2010 to May
                                       2013). Vice President of Distribution
                                       Finance (April 2007 to June 2010), Vice
                                       President and head of North American
                                       Investor Relations (November 2003 to
                                       April 2007), Director of Corporate
                                       Finance (1999 to November 2003), AXA
                                       Equitable.
-------------------------------------------------------------------------------
Jurgen Schwering                       Senior Vice President and Chief Risk
                                       Officer, AXA Financial, Inc. and MONY
                                       America (since November 2015); prior
                                       thereto, Senior Executive Vice
                                       President and Chief Risk Officer
                                       (February 2014 to November 2015).
                                       Managing Director and Chief Risk
                                       Officer, AXA Equitable and AXA
                                       Equitable Financial Services (since
                                       November 2015); prior thereto, Senior
                                       Executive Director and Chief Risk
                                       Officer (February 2014 to November
                                       2015). Member of the Board and Head of
                                       the Health Insurance, AXA Konzern AG
                                       (October 2012 to February 2014); prior
                                       thereto, Member of the Board and Chief
                                       Investment Officer (January 2007 to
                                       October 2012); Chief Investment Officer
                                       (March 2004 to December 2006). Head of
                                       Investment Strategy (March 2000 to
                                       March 2004, Allianz
                                       Lebensversicherungs-AG; prior thereto,
                                       Executive Assistant for the Chief
                                       Financial Officer (September 1997 to
                                       March 2000).
-------------------------------------------------------------------------------

                                  APPENDIX A

Appendix B

--------------------------------------------------------------------------------

The table below sets forth the dates of the most recent prospectuses and supplements you have received to date, all of which are hereby incorporated by reference.

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS/(1)/

-----------------------------------------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED:                                                          WHICH RELATE TO OUR:
-----------------------------------------------------------------------------------------------------------------
December 19, 1994; May 1, 1995 through May 1, 2000; September 15,
1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2002; May 12, 2000; June 23,
2000; September 1, 2000; February 9, 2001; September 4,
2001; December 1, 2001/(2)/; December 14, 2001; February 22, 2002; July
15, 2002; August 20, 2002; December 15, 2002; January 6, 2003; March 1,
2003; May 1, 2003; May 15, 2003, November 24, 2003; February 10, 2004
(2 supplements); May 1, 2004; August 10, 2004; December 13,
2004; February 4, 2005; February 23, 2005; May 1, 2005 (3 supplements);
June 10, 2005; June 17, 2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11, 2006; May 1, 2007; August 24,
2007, September 24, 2007; October 19, 2007; February 23, 2007; May 1,
2008; July 21, 2008; August 15, 2008 (4 supplements); December 1,
2008; January 15, 2009; February 23, 2009, August 17, 2009, September 3,
2009; January 7, 2010; February 1, 2010; February 5, 2010, May 1,
2010; June 24, 2010; August 25, 2010; December 15, 2010; February 10,
2011; February 11, 2011; June 30, 2011; August 25, 2011;
2012; February 6, 2012; June 20, 2012; July 31, 2012; August 30, 2012;
September 27,2012; 2013; February 15, 2013; August 21, 2013;
November 12, 2014; February 18, 2014; August 18, 2014; February 26, 2015         Incentive Life Plus(R) Policies
-----------------------------------------------------------------------------------------------------------------

(1)In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)This supplement applies only to certain groups.

                                  APPENDIX B

AXA Equitable Life Insurance Company
Variable Life Insurance Policies


PROSPECTUS SUPPLEMENT DATED MAY 1, 2016


..   INCENTIVE LIFE(R)                  .   INCENTIVE LIFE(R) 2000
..   INCENTIVE LIFE PLUS(R)             .   CHAMPION 2000
..   SPECIAL OFFER POLICY

--------------------------------------------------------------------------------

This prospectus Supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus. Appendix B sets forth the dates of such prior prospectuses and supplements, which, in addition to this Supplement, should be kept for future reference. We will send you another copy of any prospectus or supplement, without charge, upon written request. All prospectuses and supplements listed in Appendix B are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the policy are changed after the date of that prospectus in accordance with the policy, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The policy should also be read carefully.

(1)ABOUT THE PORTFOLIOS OF THE TRUSTS.


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios. As such, it may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

             Copyright 2016 AXA Equitable Life Insurance Company.

                             All rights reserved.


                                                                        #192997

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

PORTFOLIOS OF THE TRUSTS


--------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                            INVESTMENT MANAGER
 TRUST PORTFOLIO                                                            (OR SUB-ADVISER(S),        VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)             MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE           A        Seeks to achieve long-term capital        AXA Equitable Funds        (check mark)
  ALLOCATION                      appreciation.                                Management Group, LLC
--------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE         A        Seeks to achieve a high level of current  AXA Equitable Funds        (check mark)
  ALLOCATION                      income.                                      Management Group, LLC
--------------------------------------------------------------------------------------------------------------------
AXA                      A        Seeks to achieve current income and       AXA Equitable Funds        (check mark)
  CONSERVATIVE-PLUS               growth of capital, with a greater            Management Group, LLC
  ALLOCATION                      emphasis on current income.
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                               INVESTMENT MANAGER
 TRUST PORTFOLIO                                                               (OR SUB-ADVISER(S),        VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)             MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------
AXA MODERATE             A        Seeks to achieve long-term capital           AXA Equitable Funds        (check mark)
  ALLOCATION                      appreciation and current income.                Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS        A        Seeks to achieve long-term capital           AXA Equitable Funds        (check mark)
  ALLOCATION                      appreciation and current income, with a         Management Group, LLC
                                  greater emphasis on capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/              A        Seeks to achieve high total return through   AXA Equitable Funds
  MULTI-SECTOR BOND               a combination of current income and             Management Group, LLC
                                  capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL        B        Seeks to achieve long-term growth of         AXA Equitable Funds
  CAP GROWTH                      capital.                                        Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL        B        Seeks to achieve long-term growth of         AXA Equitable Funds
  CAP VALUE                       capital.                                        Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------
TARGET 2025              B        Seeks the highest total return over time     AXA Equitable Funds
  ALLOCATION                      consistent with its asset mix. Total return     Management Group, LLC
                                  includes capital growth and income.
-----------------------------------------------------------------------------------------------------------------------
TARGET 2035              B        Seeks the highest total return over time     AXA Equitable Funds
  ALLOCATION                      consistent with its asset mix. Total return     Management Group, LLC
                                  includes capital growth and income.
-----------------------------------------------------------------------------------------------------------------------
TARGET 2045              B        Seeks the highest total return over time     AXA Equitable Funds
  ALLOCATION                      consistent with its asset mix. Total return     Management Group, LLC
                                  includes capital growth and income.
-----------------------------------------------------------------------------------------------------------------------
TARGET 2055              B        Seeks the highest total return over time     AXA Equitable Funds
  ALLOCATION                      consistent with its asset mix. Total return     Management Group, LLC
                                  includes capital growth and income.




---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                 INVESTMENT MANAGER
 TRUST PORTFOLIO                                                             (OR SUB-ADVISER(S),        VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)             MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
ALL ASSET                IB       Seeks long-term capital appreciation and   AXA Equitable Funds
  AGGRESSIVE - ALT                current income, with a greater emphasis       Management Group, LLC
  25                              on capital appreciation.
---------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -       IB       Seeks long-term capital appreciation and   AXA Equitable Funds
  ALT 20                          current income.                               Management Group, LLC
---------------------------------------------------------------------------------------------------------------------
ALL ASSET                IB       Seeks long-term capital appreciation and   AXA Equitable Funds
  MODERATE GROWTH -               current income, with a greater emphasis       Management Group, LLC
  ALT 15                          on current income.
---------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED          IB       Seeks to achieve long-term growth of       AllianceBernstein L.P.     (check mark)
  VOLATILITY                      capital with an emphasis on risk-adjusted  AXA Equitable Funds
                                  returns and managing volatility in the        Management Group, LLC
                                  Portfolio.                                 BlackRock Investment
                                                                                Management, LLC
---------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED          IB       Seeks to achieve long-term growth of       AllianceBernstein L.P.     (check mark)
  VOLATILITY                      capital with an emphasis on risk-adjusted  AXA Equitable Funds
                                  returns and managing volatility in the        Management Group, LLC
                                  Portfolio.                                 BlackRock Investment
                                                                                Management, LLC
---------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED         IB       Seeks to achieve long-term growth of       AllianceBernstein L.P.     (check mark)
  VOLATILITY                      capital with an emphasis on risk-adjusted  AXA Equitable Funds
                                  returns and managing volatility in the        Management Group, LLC
                                  Portfolio.                                 BlackRock Investment
                                                                                Management, LLC
---------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                 INVESTMENT MANAGER
 TRUST PORTFOLIO                                                             (OR SUB-ADVISER(S),         VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)              MANAGEMENT
----------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP         IA       Seeks to achieve long-term growth of       AllianceBernstein L.P.
  GROWTH                          capital.
----------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY        IB       Seeks to achieve long-term capital         AXA Equitable Funds         (check mark)
  MANAGED VOLATILITY              appreciation with an emphasis on risk-        Management Group, LLC
                                  adjusted returns and managing volatility   BlackRock Investment
                                  in the Portfolio.                             Management, LLC
                                                                             Morgan Stanley Investment
                                                                                Management Inc.
                                                                             OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IB       Seeks to achieve long-term growth of       AXA Equitable Funds         (check mark)
  CORE MANAGED                    capital with an emphasis on risk-adjusted     Management Group, LLC
  VOLATILITY                      returns and managing volatility in the     BlackRock Investment
                                  Portfolio.                                    Management, LLC
                                                                             EARNEST Partners, LLC
                                                                             Massachusetts Financial
                                                                                Services Company d/b/a
                                                                                MFS Investment
                                                                                Management
                                                                             Federated Global
                                                                                Investment Management
                                                                                Corp.
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IB       Seeks to achieve long-term growth of       AllianceBernstein L.P.      (check mark)
  MANAGED VOLATILITY              capital with an emphasis on risk-adjusted  AXA Equitable Funds
                                  returns and managing volatility in the        Management Group, LLC
                                  Portfolio.                                 BlackRock Investment
                                                                                Management, LLC
----------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IB       Seeks to provide current income and long-  AXA Equitable Funds         (check mark)
  VALUE MANAGED                   term growth of income, accompanied by         Management Group, LLC
  VOLATILITY                      growth of capital with an emphasis on      BlackRock Investment
                                  risk-adjusted returns and managing            Management, LLC
                                  volatility in the Portfolio.               Northern Cross, LLC
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE       IB       Seeks to achieve long-term growth of       AXA Equitable Funds         (check mark)
  MANAGED VOLATILITY              capital with an emphasis on risk-adjusted     Management Group, LLC
                                  returns and managing volatility in the     BlackRock Investment
                                  Portfolio.                                    Management, LLC
                                                                             Capital Guardian Trust
                                                                                Company
                                                                             Vaughan Nelson
                                                                                Investment Management
                                                                             Thornburg Investment
                                                                                Management, Inc.
----------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP            IB       Seeks to provide long-term capital growth  AXA Equitable Funds         (check mark)
  GROWTH MANAGED                  with an emphasis on risk-adjusted returns     Management Group, LLC
  VOLATILITY                      and managing volatility in the Portfolio.  BlackRock Investment
                                                                                Management, LLC
                                                                             Loomis, Sayles &
                                                                                Company, L.P.
                                                                             T. Rowe Price Associates,
                                                                                Inc.
                                                                             Wells Capital Management,
                                                                                Inc.
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                      INVESTMENT MANAGER
 TRUST PORTFOLIO                                                                  (OR SUB-ADVISER(S),         VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                       AS APPLICABLE)              MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE      IA       Seeks to achieve long-term growth of            AllianceBernstein L.P.      (check mark)
  MANAGED VOLATILITY              capital with an emphasis on risk-adjusted       AXA Equitable Funds
                                  returns and managing volatility in the             Management Group, LLC
                                  Portfolio.                                      BlackRock Investment
                                                                                     Management, LLC
                                                                                  Massachusetts Financial
                                                                                     Services Company d/b/a
                                                                                     MFS Investment
                                                                                     Management
---------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES        IA       Seeks to achieve capital appreciation.          Loomis, Sayles & Company,
  GROWTH                                                                             L.P.
---------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE        IA       Seeks to achieve long-term capital              AXA Equitable Funds         (check mark)
  MANAGED VOLATILITY              appreciation with an emphasis on risk              Management Group, LLC
                                  adjusted returns and managing volatility        BlackRock Investment
                                  in the Portfolio.                                  Management, LLC
                                                                                  Diamond Hill Capital
                                                                                     Management, Inc.
                                                                                  Wellington Management
                                                                                     Company, LLP
---------------------------------------------------------------------------------------------------------------------------
AXA SMARTBETA            IB       Seeks to achieve long-term capital              AXA Rosenberg
  EQUITY/(1)/                     appreciation.                                      Management, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC       IB       Seeks to achieve capital appreciation and       BlackRock Investment
  VALUE EQUITY                    secondarily, income.                               Management, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS       IA       Seeks a combination of growth and               Boston Advisors, LLC
  EQUITY INCOME                   income to achieve an above-average and
                                  consistent total return.
---------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY      IB       Seeks to achieve long-term capital              Calvert Investment
  RESPONSIBLE                     appreciation.                                      Management Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN      IB       Seeks to achieve long-term growth of            Capital Guardian Trust
  RESEARCH                        capital.                                           Company
---------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK          IA       Seeks to achieve a total return before          AllianceBernstein L.P.
  INDEX                           expenses that approximates the total
                                  return performance of the Russell 3000(R)
                                  Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 3000(R) Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/CONVERTIBLE           IB       Seeks a high level of total return.             AXA Equitable Funds
  SECURITIES/(1)/                                                                    Management Group, LLC
                                                                                  Palisade Capital
                                                                                     Management, L.L.C.
---------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX       IA       Seeks to achieve a total return before          SSgA Funds Management,
                                  expenses that approximates the total return        Inc.
                                  performance of the Barclays Intermediate
                                  U.S. Government/Credit Bond Index,
                                  including reinvestment of dividends, at a risk
                                  level consistent with that of the Barclays
                                  Intermediate U.S. Government/Credit Bond
                                  Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX      IA       Seeks to achieve a total return before          AllianceBernstein L.P.
                                  expenses that approximates the total
                                  return performance of the Standard &
                                  Poor's 500 Composite Stock Price Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  Standard & Poor's 500 Composite Stock
                                  Price Index.
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                   INVESTMENT MANAGER
 TRUST PORTFOLIO                                                               (OR SUB-ADVISER(S),             VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)                  MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS         IB       Seeks to achieve capital appreciation.       GAMCO Asset
  AND ACQUISITIONS                                                                Management, Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL           IB       Seeks to maximize capital appreciation.      GAMCO Asset
  COMPANY VALUE                                                                   Management, Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS      IA       Seeks to achieve capital growth and          AXA Equitable Funds
                                  current income.                                 Management Group, LLC
                                                                               BlackRock Investment
                                                                                  Management, LLC
                                                                               First International Advisors,
                                                                                  LLC
                                                                               Wells Capital Management,
                                                                                  Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE          IA       Seeks to achieve a total return before       AXA Equitable Funds
  GOVERNMENT BOND                 expenses that approximates the total return     Management Group, LLC
                                  performance of the Barclays U.S.             SSgA Funds Management,
                                  Intermediate Government Bond Index,             Inc.
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  Barclays U.S. Intermediate Government
                                  Bond Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL         IA       Seeks to achieve a total return (before      AllianceBernstein L.P.
  EQUITY INDEX                    expenses) that approximates the total
                                  return performance of a composite index
                                  comprised of 40% DJ Euro STOXX 50
                                  Index, 25% FTSE 100 Index, 25% TOPIX
                                  Index, and 10% S&P/ASX 200 Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  composite index.
--------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK      IA       Seeks to achieve capital growth and          Invesco Advisers, Inc.
                                  income.
--------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE        IB       Seeks to achieve long-term capital           J.P. Morgan Investment
  OPPORTUNITIES                   appreciation.                                   Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH      IB       Seeks to achieve a total return before       AllianceBernstein L.P.
  INDEX                           expenses that approximates the total
                                  return performance of the Russell 1000(R)
                                  Growth Index, including reinvestment of
                                  dividends at a risk level consistent with
                                  that of the Russell 1000(R) Growth Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE       IA       Seeks to achieve a total return before       SSgA Funds Management,
  INDEX                           expenses that approximates the total            Inc.
                                  return performance of the Russell 1000(R)
                                  Value Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 1000(R) Value Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS                   IB       Seeks to achieve capital appreciation.       Massachusetts Financial
  INTERNATIONAL                                                                   Services Company d/b/a
  GROWTH                                                                          MFS Investment
                                                                                  Management
--------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                       INVESTMENT MANAGER
 TRUST PORTFOLIO                                                                   (OR SUB-ADVISER(S),          VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                        AS APPLICABLE)               MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX         IB       Seeks to achieve a total return before           SSgA Funds Management,
                                  expenses that approximates the total return         Inc.
                                  performance of the Standard & Poor's Mid
                                  Cap 400 Index, including reinvestment of
                                  dividends, at a risk level consistent with that
                                  of the Standard & Poor's Mid Cap 400
                                  Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(2)/     IA       Seeks to obtain a high level of current          The Dreyfus Corporation
                                  income, preserve its assets and maintain
                                  liquidity.
---------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY        IA       Seeks to achieve capital growth.                 Morgan Stanley Investment
  MID CAP GROWTH                                                                      Management Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA           IA       Seeks to generate a return in excess of          Pacific Investment
  SHORT BOND                      traditional money market products while             Management Company
                                  maintaining an emphasis on preservation             LLC
                                  of capital and liquidity.
---------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS     IA       Seeks to achieve high current income             AllianceBernstein L.P.
                                  consistent with moderate risk to capital.        AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                   Pacific Investment
                                                                                      Management Company
                                                                                      LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY         IA       Seeks to replicate as closely as possible        AllianceBernstein L.P.
  INDEX                           (before expenses) the total return of the
                                  Russell 2000(R) Index.
---------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE         IB       Seeks to achieve long-term capital               T. Rowe Price Associates,
  GROWTH STOCK                    appreciation and secondarily, income.               Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND        IB       Seeks to achieve total return through            UBS Global Asset
  INCOME                          capital appreciation with income as a               Management (Americas)
                                  secondary consideration.                            Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO           IB       Seeks to achieve long-term capital               Wells Capital
  OMEGA GROWTH                    growth.                                             Management, Inc.
---------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             IA       Seeks to achieve long-term growth of             AllianceBernstein L.P.
  AGGRESSIVE EQUITY               capital.                                         AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                   ClearBridge Investments,
                                                                                      LLC
                                                                                   Scotia Institutional Asset
                                                                                      Management US, Ltd.
                                                                                   T. Rowe Price Associates,
                                                                                      Inc.
                                                                                   Westfield Capital
                                                                                      Management Company,
                                                                                      L.P.
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                  INVESTMENT MANAGER
 TRUST PORTFOLIO                                                              (OR SUB-ADVISER(S),        VOLATILITY
 NAME                SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)             MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE        IB       Seeks to achieve a balance of high current  AXA Equitable Funds
  BOND                            income and capital appreciation,               Management Group, LLC
                                  consistent with a prudent level of risk.    BlackRock Financial
                                                                                 Management, Inc.
                                                                              DoubleLine Capital LP
                                                                              Pacific Investment
                                                                                 Management Company
                                                                                 LLC
                                                                              SSgA Funds Management,
                                                                                 Inc.
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID         IB       Seeks to achieve long-term growth of        AllianceBernstein L.P.
  CAP GROWTH                      capital.                                    AXA Equitable Funds
                                                                                 Management Group, LLC
                                                                              BlackRock Investment
                                                                                 Management, LLC
                                                                              Franklin Advisers, Inc.
                                                                              Wellington Management
                                                                                 Company, LLP
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID         IB       Seeks to achieve long-term growth of        AXA Equitable Funds
  CAP VALUE                       capital.                                       Management Group, LLC
                                                                              BlackRock Investment
                                                                                 Management, LLC
                                                                              Diamond Hill Capital
                                                                                 Management, Inc.
                                                                              Lord, Abbett & Co. LLC
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             IB       Seeks to achieve long-term growth of        Allianz Global Investors
  TECHNOLOGY                      capital.                                       U.S. LLC
                                                                              AXA Equitable Funds
                                                                                 Management Group, LLC
                                                                              SSgA Funds Management,
                                                                                 Inc.
                                                                              Wellington Management
                                                                                 Company, LLP


-------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) -- SERIES II                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL   The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND    growth of capital and current income.                    .   Invesco Asset Management
                                                                                   Limited
-------------------------------------------------------------------------------------------------------------
INVESCO V.I.          The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL       capital.
  GROWTH FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID      The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY     capital.
  FUND
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL    The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND     capital.
-------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC.
 -- CLASS II                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.


------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME --                                                            INVESTMENT MANAGER (OR
 CLASS 4 SHARES       OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide you with  .   Capital Research and
  CAPITALIZATION      long-term growth of capital.                                Management Company
  FUND/SM/
------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital    .   Capital Research and
                      appreciation.                                               Management Company




-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management and
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management and
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)


----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST --                                                                INVESTMENT MANAGER
 CLASS 2                                                                          (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                    APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL      The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP FUND capital as an important consideration.                           Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP FUND                                                                      Services, LLC
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP FUND    level of current income. Its secondary goal is capital
                     appreciation over long term.
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS VIP FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND                                                                            Limited


------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST --                                         INVESTMENT MANAGER
 SERVICE SHARES                                             (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.


-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE                                                                     INVESTMENT MANAGER
 PORTFOLIOS                                                                    (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                 APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                   Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME             high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE                                                  INVESTMENT MANAGER
 PORTFOLIOS                                                 (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide growth of capital.  .   Waddell & Reed Investment
  SCIENCE AND                                                   Management Company
  TECHNOLOGY                                                    (WRIMCO)
------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.  .   Waddell & Reed Investment
  CAP GROWTH                                                    Management Company
                                                                (WRIMCO)


------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. --                                            INVESTMENT MANAGER
 SERVICE SHARES                                             (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO


--------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS --                                                      INVESTMENT MANAGER
 SERVICE CLASS                                                            (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME       OBJECTIVE                                           APPLICABLE)
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL       appreciation.                                           Services Company
  VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R)                The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS       appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
--------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS      The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES        appreciation.                                           Services Company


-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST --                                                                INVESTMENT MANAGER
 ADVISOR CLASS                                                                     (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME          OBJECTIVE                                                 APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC


-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES, INC.                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II


---------------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT MANAGER
 VANECK VIP TRUST --                                                             (OR SUB-ADVISER(S), AS
 INITIAL SHARES       OBJECTIVE                                                  APPLICABLE)
---------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL     Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND    primarily in hard asset securities. Income is a secondary      Corporation
                      consideration.
---------------------------------------------------------------------------------------------------------------


(1)This Portfolio will be available on or about May 20, 2016, subject to regulatory approval.
(2)The Board of Trustees of EQ Advisors Trust has approved changes to the Portfolio's principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective April 1, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510 (FOR U.S. RESIDENTS) OR 1-704-341-7000 (OUTSIDE OF THE U.S.).

(1) ABOUT THE TRUSTS. The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

(2) SPECIAL SERVICES CHARGES. We will deduct a charge for providing certain special services. The charge for each special service will apply at the time you request the service. The charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. We reserve the right to discontinue some or all of these services without notice. Please note that not all special services are available for all policies. If you need additional information about the services, please contact us.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

DUPLICATE POLICY/CONTRACT CHARGE. We charge $35 for providing a copy of your policy or contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or
(iii) by any other means we make available to you.

POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

(3) MANAGING YOUR ALLOCATIONS. The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(4) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for that Portfolio.


-------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from Portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees and/or other expenses)/(1)/         0.61%  2.09%
-------------------------------------------------------------------------------------------------------------


(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2017 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2017. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

---------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2015 after the effect of Expense Limitation Arrangements/(*)/  Lowest Highest
                                                                                                             0.61%  1.58%
---------------------------------------------------------------------------------------------------------------------------


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the Templeton Developing Markets VIP Fund.


AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc. (the "parent"), a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $573.0 billion in assets as of December 31, 2015. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


(5) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.
--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- AXA Life Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day--7 days a week through AXA Equitable's Interactive Telephone Service.

AXA Equitable's Interactive Telephone Service provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).
--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa.us.com
--------------------------------------------------------------------------------
 BY FAX:

  1-855-268-6378
--------------------------------------------------------------------------------
 BY INTERNET:

Visit our website at www.axa.com or us.axa.com for those outside the U.S. Our Website provides access to account information and customer service. After, registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

                              -------------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail); and

(4)designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail); and

(c)changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through www.axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

OUR ASSET REBALANCING SERVICE. You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Certain investment options, such as the guaranteed interest option, are not available investment options with the asset rebalancing service.

(6) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period until further notice.

You can request a transfer via the Internet by visiting our websites at www.axa.com or us.axa.com for those outside the U.S. and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day until further notice.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option(R) ("MSO"), if available under your policy, there must be sufficient funds remaining in the GIO to cover the applicable MSO charges. Finally, depending on your policy, there may be a charge for making this transfer. Your prospectus will specify if your policy imposes a charge for this transfer.


(7) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(8) TAX INFORMATION.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally, a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.


You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. In the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.


POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a Death Benefit Option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

3.8% TAX ON NET INVESTMENT INCOME OR "NII". The 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.


WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS. Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income.

Even though this section in the Supplement discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain policyholders, as well as report policy account values and other information for such policyholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments and disbursements. FATCA and its related guidance are extraordinarily complex and its effect varies considerably by type of payer, type of payee and type of recipient.


(9) CUSTOMER LOYALTY CREDIT. We provide a monthly Customer Loyalty Credit at an annual rate of 0.10% on a current (non-guaranteed) basis. The Customer Loyalty Credit reduces the total monthly deductions and is calculated as a percent of the unloaned account value, not including any value in the GIO.


INCENTIVE LIFE(R) POLICIES ONLY. Certain Incentive Life(R) policyholders are eligible for an additional non-guaranteed customer loyalty credit (introduced in 2001) if their policy has been in force for at least 20 years and has a face value of $500,000 or more. Starting on policy anniversaries that fall on or after April 1, 2015, this credit is calculated as a percentage of the total of
(a) minus (b), where:


(a) equals your unloaned Policy Account Value on the customer loyalty credit calculation date; and

(b) equals any portion of your unloaned Policy Account Value invested in GIO on the customer loyalty credit calculation date. However, if on that date the interest rate that we are paying on amounts invested in the GIO is greater than the minimum guaranteed interest rate of 4.50% per annum, (b) equals zero.


SPECIAL OFFER POLICIES ONLY. As of 2015, certain policies may be eligible for an additional non-guaranteed Customer Loyalty Credit that we will credit annually ("Additional CLC"). The Additional CLC will be an amount of up to 0.25% of the unloaned Policy Account Value, not including any value in the Guaranteed Interest Division ("GID"), as of the close of the last business day in June each year (the "Valuation Date") for policies in a group of policies that satisfies the eligibility requirements described below.


ELIGIBILITY REQUIREMENTS. On any Valuation Date, a group of policies must meet all of the following conditions to be eligible for the Additional CLC:

   1. Each policy in the group has been in force for at least 20 years.

   2. Each policy in the group must have been issued in a state other than New York.

   3. Each policy in the group is owned by the same corporate employer and the group of policies has:

         (a) an aggregate Policy Account Value of at least $10 million,

         (b) a ratio of aggregate Policy Account Value to aggregate Face Value of at least 100%.

For each Valuation Date on which a group of policies satisfies the Additional CLC eligibility requirements, we will credit the Policy Account Value of each policy within the group with the Additional CLC amount on a business day that falls on or before the end of July following the Valuation Date (the "Crediting Date"). The Additional CLC amount for each such policy will be allocated among the Separate Account divisions and/or GID in accordance with that policy's premium allocation instructions on file with us on the Crediting Date.

Please note that policies eligible for the Additional CLC will not participate in any investment results or credited interest on the Additional CLC amount between the Valuation Date and the Crediting Date.

If a policy qualifies for an Additional CLC on a Valuation Date but is then terminated prior to the next Crediting Date, we will credit the policy with the Additional CLC amount on the effective termination date of that policy.

(10) COST OF INSURANCE CHARGE REDUCTION (INCENTIVE LIFE(R) PLUS, INCENTIVE LIFE(R) 2000 AND CHAMPION 2000/SM/ ONLY)


Starting on policy anniversaries that falls on or after April 1, 2015, the amount of the reduction in your monthly cost of insurance charge will be calculated as a percentage of the total of (a) minus (b), where:


(a) equals your unloaned Policy Account Value on the date the monthly cost of insurance charges are assessed; and

(b) equals any portion of your unloaned Policy Account Value invested in your policy's GIO on the date the monthly cost of insurance charges are assessed. However, if on that date the interest rate that we are paying on amounts invested in the GIO is greater than the minimum guaranteed interest rate of 4.00% per annum, (b) equals zero.

Please note that if your Incentive Life Plus(R) policy was issued in New York, this change may not apply.

(11) MATURITY (FOR ALL VARIABLE LIFE INSURANCE POLICIES EXCEPT CHAMPION 2000).

If the insured person is still living on the policy anniversary closest to the policy maturity date (which may be called the Final Policy Date in your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.

(12)  CYBERSECURITY


We rely heavily on interconnected computer systems and digital data to conduct our variable life insurance product business. Because our variable life insurance product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy account value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate your policy account value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose policy account value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy due to cyber-attacks or information security breaches in the future.


(13) FINANCIAL STATEMENTS


The financial statements of the Separate Account at December 31, 2015 and for each of the two years in the period ended December 31, 2015, and the consolidated financial statements of AXA Equitable at December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of AXA Equitable have relevance to the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(14) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2015..............  F-3
   Statements of Operations for the Year Ended December 31, 2015........ F-35
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2015 and 2014......................................... F-54
   Notes to Financial Statements........................................ F-91

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2015 and 2014..............  F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2015, 2014 and 2013................................................  F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2015, 2014 and 2013...................................  F-4
   Consolidated Statements of Equity, Years Ended December 31, 2015,
     2014 and 2013......................................................  F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2015, 2014 and 2013................................................  F-6
   Notes to Consolidated Financial Statements...........................  F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account FP of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2015 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 18, 2016

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015


                                                                                            ALL ASSET
                                                            ALL ASSET        ALL ASSET       MODERATE    AMERICAN CENTURY VP
                                                        AGGRESSIVE-ALT 25* GROWTH-ALT 20* GROWTH-ALT 15* MID CAP VALUE FUND
                                                        ------------------ -------------- -------------- -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $4,685,801      $17,513,641     $5,896,538       $33,846,829
Receivable for shares of the Portfolios sold...........             --               --             --           264,222
Receivable for policy-related transactions.............          7,959            2,403         17,745                --
                                                            ----------      -----------     ----------       -----------
   Total assets........................................      4,693,760       17,516,044      5,914,283        34,111,051
                                                            ----------      -----------     ----------       -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          7,945            2,403         17,740                --
Payable for policy-related transactions................             --               --             --           264,222
                                                            ----------      -----------     ----------       -----------
   Total liabilities...................................          7,945            2,403         17,740           264,222
                                                            ----------      -----------     ----------       -----------
NET ASSETS.............................................     $4,685,815      $17,513,641     $5,896,543       $33,846,829
                                                            ==========      ===========     ==========       ===========

NET ASSETS:
Accumulation unit values...............................     $4,685,815      $17,513,243     $5,896,543       $33,841,651
Retained by AXA Equitable in Separate Account FP.......             --              398             --             5,178
                                                            ----------      -----------     ----------       -----------
TOTAL NET ASSETS.......................................     $4,685,815      $17,513,641     $5,896,543       $33,846,829
                                                            ==========      ===========     ==========       ===========

Investments in shares of the Portfolios, at cost.......     $5,035,324      $18,772,331     $6,221,963       $33,890,660
The Portfolios shares held
   Class B.............................................        422,044          979,521        564,430                --
   Class II............................................             --               --             --         1,839,502
   Class 4.............................................             --               --             --                --

                                                            AMERICAN FUNDS
                                                         INSURANCE SERIES(R)      AMERICAN FUNDS
                                                             GLOBAL SMALL       INSURANCE SERIES(R)
                                                        CAPITALIZATION FUND/SM/  NEW WORLD FUND(R)
                                                        ----------------------  -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.       $3,590,737            $6,031,453
Receivable for shares of the Portfolios sold...........               --                    --
Receivable for policy-related transactions.............              231                10,756
                                                              ----------            ----------
   Total assets........................................        3,590,968             6,042,209
                                                              ----------            ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........              231                10,707
Payable for policy-related transactions................               --                    --
                                                              ----------            ----------
   Total liabilities...................................              231                10,707
                                                              ----------            ----------
NET ASSETS.............................................       $3,590,737            $6,031,502
                                                              ==========            ==========

NET ASSETS:
Accumulation unit values...............................       $3,590,489            $6,031,501
Retained by AXA Equitable in Separate Account FP.......              248                     1
                                                              ----------            ----------
TOTAL NET ASSETS.......................................       $3,590,737            $6,031,502
                                                              ==========            ==========

Investments in shares of the Portfolios, at cost.......       $3,917,875            $6,967,333
The Portfolios shares held
   Class B.............................................               --                    --
   Class II............................................               --                    --
   Class 4.............................................          148,931               322,710

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA 400 MANAGED AXA 500 MANAGED AXA 2000 MANAGED AXA AGGRESSIVE
                                                          VOLATILITY*     VOLATILITY*     VOLATILITY*     ALLOCATION*
                                                        --------------- --------------- ---------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $3,159,975      $5,680,004       $2,283,928     $134,821,390
Receivable for shares of the Portfolios sold...........           --              --               --           42,043
Receivable for policy-related transactions.............          280             599            1,795               --
                                                          ----------      ----------       ----------     ------------
   Total assets........................................    3,160,255       5,680,603        2,285,723      134,863,433
                                                          ----------      ----------       ----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........          250             548            1,774               --
Payable for policy-related transactions................           --              --               --           42,043
                                                          ----------      ----------       ----------     ------------
   Total liabilities...................................          250             548            1,774           42,043
                                                          ----------      ----------       ----------     ------------
NET ASSETS.............................................   $3,160,005      $5,680,055       $2,283,949     $134,821,390
                                                          ==========      ==========       ==========     ============

NET ASSETS:
Accumulation unit values...............................   $3,160,005      $5,680,055       $2,283,949     $134,771,854
Retained by AXA Equitable in Separate Account FP.......           --              --               --           49,536
                                                          ----------      ----------       ----------     ------------
TOTAL NET ASSETS.......................................   $3,160,005      $5,680,055       $2,283,949     $134,821,390
                                                          ==========      ==========       ==========     ============

Investments in shares of the Portfolios, at cost.......   $3,317,020      $5,571,761       $2,432,576     $135,173,684
The Portfolios shares held
   Class A.............................................           --              --               --        5,607,380
   Class B.............................................      168,502         303,380          134,202        7,551,959

                                                        AXA BALANCED AXA CONSERVATIVE
                                                         STRATEGY*     ALLOCATION*
                                                        ------------ ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $24,206,957    $33,058,345
Receivable for shares of the Portfolios sold...........          --         50,127
Receivable for policy-related transactions.............      30,873             --
                                                        -----------    -----------
   Total assets........................................  24,237,830     33,108,472
                                                        -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      30,873             --
Payable for policy-related transactions................          --         50,127
                                                        -----------    -----------
   Total liabilities...................................      30,873         50,127
                                                        -----------    -----------
NET ASSETS............................................. $24,206,957    $33,058,345
                                                        ===========    ===========

NET ASSETS:
Accumulation unit values............................... $24,206,956    $33,055,654
Retained by AXA Equitable in Separate Account FP.......           1          2,691
                                                        -----------    -----------
TOTAL NET ASSETS....................................... $24,206,957    $33,058,345
                                                        ===========    ===========

Investments in shares of the Portfolios, at cost....... $23,574,368    $34,382,493
The Portfolios shares held
   Class A.............................................          --      2,606,309
   Class B.............................................   1,752,927        953,105

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        AXA CONSERVATIVE AXA CONSERVATIVE AXA CONSERVATIVE-PLUS
                                                        GROWTH STRATEGY*    STRATEGY*          ALLOCATION*
                                                        ---------------- ---------------- ---------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $5,539,156       $2,426,766         $32,007,291
Receivable for shares of the Portfolios sold...........            --               --                  --
Receivable for policy-related transactions.............         1,516               --              33,654
                                                           ----------       ----------         -----------
   Total assets........................................     5,540,672        2,426,766          32,040,945
                                                           ----------       ----------         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         1,516               --              33,654
Payable for policy-related transactions................            --               --                  --
                                                           ----------       ----------         -----------
   Total liabilities...................................         1,516               --              33,654
                                                           ----------       ----------         -----------
NET ASSETS.............................................    $5,539,156       $2,426,766         $32,007,291
                                                           ==========       ==========         ===========

NET ASSETS:
Accumulation unit values...............................    $5,539,150       $2,426,766         $32,004,603
Retained by AXA Equitable in Separate Account FP.......             6               --               2,688
                                                           ----------       ----------         -----------
TOTAL NET ASSETS.......................................    $5,539,156       $2,426,766         $32,007,291
                                                           ==========       ==========         ===========

Investments in shares of the Portfolios, at cost.......    $5,405,259       $2,419,276         $33,121,807
The Portfolios shares held
   Class A.............................................            --               --           1,866,889
   Class B.............................................       421,152          207,070           1,515,747

                                                                                        AXA INTERNATIONAL
                                                         AXA GLOBAL EQUITY  AXA GROWTH    CORE MANAGED
                                                        MANAGED VOLATILITY* STRATEGY*      VOLATILITY*
                                                        ------------------- ----------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $138,554,356     $42,615,016    $60,451,548
Receivable for shares of the Portfolios sold...........              --              --          6,850
Receivable for policy-related transactions.............         127,567         119,741             --
                                                           ------------     -----------    -----------
   Total assets........................................     138,681,923      42,734,757     60,458,398
                                                           ------------     -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         127,567         119,741             --
Payable for policy-related transactions................              --              --          6,850
                                                           ------------     -----------    -----------
   Total liabilities...................................         127,567         119,741          6,850
                                                           ------------     -----------    -----------
NET ASSETS.............................................    $138,554,356     $42,615,016    $60,451,548
                                                           ============     ===========    ===========

NET ASSETS:
Accumulation unit values...............................    $138,512,478     $42,615,016    $60,384,608
Retained by AXA Equitable in Separate Account FP.......          41,878              --         66,940
                                                           ------------     -----------    -----------
TOTAL NET ASSETS.......................................    $138,554,356     $42,615,016    $60,451,548
                                                           ============     ===========    ===========

Investments in shares of the Portfolios, at cost.......    $118,012,935     $40,995,719    $62,551,980
The Portfolios shares held
   Class A.............................................       1,963,319              --      1,572,771
   Class B.............................................       7,614,179       2,759,267      5,054,187

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                            AXA INTERNATIONAL    AXA LARGE     AXA LARGE CAP
                                                         AXA INTERNATIONAL    VALUE MANAGED   CAP CORE MANAGED GROWTH MANAGED
                                                        MANAGED VOLATILITY*    VOLATILITY*      VOLATILITY*     VOLATILITY*
                                                        ------------------- ----------------- ---------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $1,907,552         $78,588,076      $26,207,406     $240,712,316
Receivable for shares of the Portfolios sold...........             --                  --           11,946               --
Receivable for policy-related transactions.............            253              20,457               --           35,095
                                                            ----------         -----------      -----------     ------------
   Total assets........................................      1,907,805          78,608,533       26,219,352      240,747,411
                                                            ----------         -----------      -----------     ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            241              20,457               --           35,066
Payable for policy-related transactions................             --                  --           11,946               --
                                                            ----------         -----------      -----------     ------------
   Total liabilities...................................            241              20,457           11,946           35,066
                                                            ----------         -----------      -----------     ------------
NET ASSETS.............................................     $1,907,564         $78,588,076      $26,207,406     $240,712,345
                                                            ==========         ===========      ===========     ============

NET ASSETS:
Accumulation unit values...............................     $1,907,564         $78,566,207      $26,171,415     $240,592,651
Accumulation nonunitized...............................             --                  --               --               --
Retained by AXA Equitable in Separate Account FP.......             --              21,869           35,991          119,694
                                                            ----------         -----------      -----------     ------------
TOTAL NET ASSETS.......................................     $1,907,564         $78,588,076      $26,207,406     $240,712,345
                                                            ==========         ===========      ===========     ============

Investments in shares of the Portfolios, at cost.......     $2,079,936         $80,113,558      $21,605,461     $152,102,794
The Portfolios shares held
   Class A.............................................             --           1,407,053          475,660        1,529,245
   Class B.............................................        164,370           5,419,838        2,417,226        7,419,394

                                                        AXA LARGE CAP  AXA MID CAP
                                                        VALUE MANAGED VALUE MANAGED
                                                         VOLATILITY*   VOLATILITY*
                                                        ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $378,262,261  $195,057,168
Receivable for shares of the Portfolios sold...........           --            --
Receivable for policy-related transactions.............       53,650       224,357
                                                        ------------  ------------
   Total assets........................................  378,315,911   195,281,525
                                                        ------------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       16,016       224,357
Payable for policy-related transactions................           --            --
                                                        ------------  ------------
   Total liabilities...................................       16,016       224,357
                                                        ------------  ------------
NET ASSETS............................................. $378,299,895  $195,057,168
                                                        ============  ============

NET ASSETS:
Accumulation unit values............................... $377,978,807  $195,020,631
Accumulation nonunitized...............................      197,360            --
Retained by AXA Equitable in Separate Account FP.......      123,728        36,537
                                                        ------------  ------------
TOTAL NET ASSETS....................................... $378,299,895  $195,057,168
                                                        ============  ============

Investments in shares of the Portfolios, at cost....... $318,802,223  $122,768,205
The Portfolios shares held
   Class A.............................................   17,077,791    12,423,080
   Class B.............................................    8,279,431       814,627

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        AXA MODERATE   AXA MODERATE   AXA MODERATE-PLUS AXA/AB SMALL
                                                        ALLOCATION*  GROWTH STRATEGY*    ALLOCATION*    CAP GROWTH*
                                                        ------------ ---------------- ----------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $910,231,674   $82,588,080      $412,421,394    $186,772,456
Receivable for shares of the Portfolios sold...........      344,534            --                --         179,874
Receivable for policy-related transactions.............           --        50,576           199,940              --
                                                        ------------   -----------      ------------    ------------
   Total assets........................................  910,576,208    82,638,656       412,621,334     186,952,330
                                                        ------------   -----------      ------------    ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --        50,576           199,814              --
Payable for policy-related transactions................      934,835            --                --         179,874
                                                        ------------   -----------      ------------    ------------
   Total liabilities...................................      934,835        50,576           199,814         179,874
                                                        ------------   -----------      ------------    ------------
NET ASSETS............................................. $909,641,373   $82,588,080      $412,421,520    $186,772,456
                                                        ============   ===========      ============    ============

NET ASSETS:
Accumulation unit values............................... $906,881,876   $82,588,073      $412,395,816    $186,740,617
Accumulation nonunitized...............................    2,751,139            --                --              --
Retained by AXA Equitable in Separate Account FP.......        8,358             7            25,704          31,839
                                                        ------------   -----------      ------------    ------------
TOTAL NET ASSETS....................................... $909,641,373   $82,588,080      $412,421,520    $186,772,456
                                                        ============   ===========      ============    ============

Investments in shares of the Portfolios, at cost....... $933,156,163   $78,767,066      $412,395,678    $179,168,579
The Portfolios shares held
   Class A.............................................   56,636,233            --        17,533,235       7,342,113
   Class B.............................................   11,237,730     5,548,356        22,192,036       3,738,963
   Class III...........................................           --            --                --              --

                                                        AXA/LOOMIS SAYLES   BLACKROCK GLOBAL
                                                             GROWTH*      ALLOCATION V.I. FUND
                                                        ----------------- --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $25,418,761        $ 9,385,444
Receivable for shares of the Portfolios sold...........         62,406            551,123
Receivable for policy-related transactions.............             --                 --
                                                           -----------        -----------
   Total assets........................................     25,481,167          9,936,567
                                                           -----------        -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --                 --
Payable for policy-related transactions................         62,406            551,123
                                                           -----------        -----------
   Total liabilities...................................         62,406            551,123
                                                           -----------        -----------
NET ASSETS.............................................    $25,418,761        $ 9,385,444
                                                           ===========        ===========

NET ASSETS:
Accumulation unit values...............................    $25,417,740        $ 9,383,853
Accumulation nonunitized...............................             --                 --
Retained by AXA Equitable in Separate Account FP.......          1,021              1,591
                                                           -----------        -----------
TOTAL NET ASSETS.......................................    $25,418,761        $ 9,385,444
                                                           ===========        ===========

Investments in shares of the Portfolios, at cost.......    $26,205,447        $10,403,608
The Portfolios shares held
   Class A.............................................      1,519,321                 --
   Class B.............................................      2,535,609                 --
   Class III...........................................             --            719,743

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                           CHARTER/SM/     CHARTER/SM/ SMALL CHARTER/SM/ SMALL EQ/BLACKROCK BASIC
                                                        MULTI-SECTOR BOND*   CAP GROWTH*       CAP VALUE*        VALUE EQUITY*
                                                        ------------------ ---------------   ---------------   ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $86,602,359       $11,025,562       $26,094,648        $194,843,111
Receivable for shares of the Portfolios sold...........             --             1,810                --             164,696
Receivable for policy-related transactions.............             --                --             1,268                  --
                                                           -----------       -----------       -----------        ------------
   Total assets........................................     86,602,359        11,027,372        26,095,916         195,007,807
                                                           -----------       -----------       -----------        ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         11,866                --             1,268                  --
Payable for policy-related transactions................         47,383             1,810                --             164,696
                                                           -----------       -----------       -----------        ------------
   Total liabilities...................................         59,249             1,810             1,268             164,696
                                                           -----------       -----------       -----------        ------------
NET ASSETS.............................................    $86,543,110       $11,025,562       $26,094,648        $194,843,111
                                                           ===========       ===========       ===========        ============

NET ASSETS:
Accumulation unit values...............................    $86,024,782       $11,024,124       $26,039,739        $194,775,830
Accumulation nonunitized...............................        479,006                --                --                  --
Retained by AXA Equitable in Separate Account FP.......         39,322             1,438            54,909              67,281
                                                           -----------       -----------       -----------        ------------
TOTAL NET ASSETS.......................................    $86,543,110       $11,025,562       $26,094,648        $194,843,111
                                                           ===========       ===========       ===========        ============

Investments in shares of the Portfolios, at cost.......    $99,480,089       $ 9,389,456       $22,059,613        $148,353,715
The Portfolios shares held
   Class A.............................................     18,834,712                --           872,670           1,821,766
   Class B.............................................      4,228,196           986,401         1,099,215           7,947,885

                                                        EQ/BOSTON ADVISORS EQ/CALVERT SOCIALLY
                                                          EQUITY INCOME*      RESPONSIBLE*
                                                        ------------------ -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $18,779,463         $1,969,983
Receivable for shares of the Portfolios sold...........         24,827                 --
Receivable for policy-related transactions.............             --              1,343
                                                           -----------         ----------
   Total assets........................................     18,804,290          1,971,326
                                                           -----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........             --              1,343
Payable for policy-related transactions................         24,827                 --
                                                           -----------         ----------
   Total liabilities...................................         24,827              1,343
                                                           -----------         ----------
NET ASSETS.............................................    $18,779,463         $1,969,983
                                                           ===========         ==========

NET ASSETS:
Accumulation unit values...............................    $18,778,773         $1,840,332
Accumulation nonunitized...............................             --                 --
Retained by AXA Equitable in Separate Account FP.......            690            129,651
                                                           -----------         ----------
TOTAL NET ASSETS.......................................    $18,779,463         $1,969,983
                                                           ===========         ==========

Investments in shares of the Portfolios, at cost.......    $20,183,310         $1,865,447
The Portfolios shares held
   Class A.............................................        780,666             30,948
   Class B.............................................      2,454,119            148,627

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                                      EQ/GAMCO
                                                        EQ/CAPITAL GUARDIAN   EQ/COMMON      EQ/CORE    EQ/EQUITY    MERGERS AND
                                                             RESEARCH*       STOCK INDEX*  BOND INDEX*  500 INDEX*  ACQUISITIONS*
                                                        ------------------- -------------- ----------- ------------ -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $109,079,349     $1,517,499,264 $52,455,328 $710,613,679  $14,417,027
Receivable for shares of the Portfolios sold...........              --                 --          --   11,307,989       64,379
Receivable for policy-related transactions.............         115,126            207,264      90,313           --           --
                                                           ------------     -------------- ----------- ------------  -----------
   Total assets........................................     109,194,475      1,517,706,528  52,545,641  721,921,668   14,481,406
                                                           ------------     -------------- ----------- ------------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         115,126          1,903,826      90,313           --           --
Payable for policy-related transactions................              --                 --          --   11,280,278       64,379
                                                           ------------     -------------- ----------- ------------  -----------
   Total liabilities...................................         115,126          1,903,826      90,313   11,280,278       64,379
                                                           ------------     -------------- ----------- ------------  -----------
NET ASSETS.............................................    $109,079,349     $1,515,802,702 $52,455,328 $710,641,390  $14,417,027
                                                           ============     ============== =========== ============  ===========

NET ASSETS:
Accumulation unit values...............................    $108,942,544     $1,512,075,188 $52,438,242 $710,110,485  $14,416,329
Accumulation nonunitized...............................              --          3,703,197          --      487,238           --
Retained by AXA Equitable in Separate Account FP.......         136,805             24,317      17,086       43,667          698
                                                           ------------     -------------- ----------- ------------  -----------
TOTAL NET ASSETS.......................................    $109,079,349     $1,515,802,702 $52,455,328 $710,641,390  $14,417,027
                                                           ============     ============== =========== ============  ===========

Investments in shares of the Portfolios, at cost.......    $ 75,333,910     $1,129,481,794 $53,416,142 $530,134,428  $14,719,220
The Portfolios shares held
   Class A.............................................         700,223         51,629,728   2,972,660   15,065,409       55,297
   Class B.............................................       4,470,975          7,054,639   2,340,177    5,567,594    1,089,657

                                                        EQ/GAMCO SMALL
                                                        COMPANY VALUE*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $143,948,905
Receivable for shares of the Portfolios sold...........        61,915
Receivable for policy-related transactions.............            --
                                                         ------------
   Total assets........................................   144,010,820
                                                         ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --
Payable for policy-related transactions................        61,915
                                                         ------------
   Total liabilities...................................        61,915
                                                         ------------
NET ASSETS.............................................  $143,948,905
                                                         ============

NET ASSETS:
Accumulation unit values...............................  $143,947,551
Accumulation nonunitized...............................            --
Retained by AXA Equitable in Separate Account FP.......         1,354
                                                         ------------
TOTAL NET ASSETS.......................................  $143,948,905
                                                         ============

Investments in shares of the Portfolios, at cost.......  $128,366,996
The Portfolios shares held
   Class A.............................................        94,770
   Class B.............................................     2,822,811

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                        EQ/GLOBAL   EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INVESCO
                                                        BOND PLUS*  GOVERNMENT BOND*  EQUITY INDEX*   COMSTOCK*
                                                        ----------- ---------------- ---------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $17,020,519   $84,477,831      $285,203,249   $23,947,435
Receivable for shares of the Portfolios sold...........          --            --                --        91,872
Receivable for policy-related transactions.............      41,234     1,447,066                --            --
                                                        -----------   -----------      ------------   -----------
   Total assets........................................  17,061,753    85,924,897       285,203,249    24,039,307
                                                        -----------   -----------      ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      41,234     1,699,778            34,175            --
Payable for policy-related transactions................          --            --            51,821        91,872
                                                        -----------   -----------      ------------   -----------
   Total liabilities...................................      41,234     1,699,778            85,996        91,872
                                                        -----------   -----------      ------------   -----------
NET ASSETS............................................. $17,020,519   $84,225,119      $285,117,253   $23,947,435
                                                        ===========   ===========      ============   ===========

NET ASSETS:
Accumulation unit values............................... $17,019,608   $84,124,230      $284,771,369   $23,941,482
Accumulation nonunitized...............................          --        83,155           283,862            --
Retained by AXA Equitable in Separate Account FP.......         911        17,734            62,022         5,953
                                                        -----------   -----------      ------------   -----------
TOTAL NET ASSETS....................................... $17,020,519   $84,225,119      $285,117,253   $23,947,435
                                                        ===========   ===========      ============   ===========

Investments in shares of the Portfolios, at cost....... $18,764,826   $83,409,706      $331,196,939   $24,169,223
The Portfolios shares held
   Class A.............................................     967,218     6,405,352        27,640,054       889,677
   Class B.............................................     957,232     1,824,995         6,346,623       846,197

                                                            EQ/JPMORGAN      EQ/LARGE CAP
                                                        VALUE OPPORTUNITIES* GROWTH INDEX*
                                                        -------------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $31,835,466      $131,468,171
Receivable for shares of the Portfolios sold...........         129,495           230,667
Receivable for policy-related transactions.............              --                --
                                                            -----------      ------------
   Total assets........................................      31,964,961       131,698,838
                                                            -----------      ------------

LIABILITIES:
Payable for shares of the Portfolios purchased.........              --                --
Payable for policy-related transactions................         129,495           230,667
                                                            -----------      ------------
   Total liabilities...................................         129,495           230,667
                                                            -----------      ------------
NET ASSETS.............................................     $31,835,466      $131,468,171
                                                            ===========      ============

NET ASSETS:
Accumulation unit values...............................     $31,738,178      $131,406,029
Accumulation nonunitized...............................              --                --
Retained by AXA Equitable in Separate Account FP.......          97,288            62,142
                                                            -----------      ------------
TOTAL NET ASSETS.......................................     $31,835,466      $131,468,171
                                                            ===========      ============

Investments in shares of the Portfolios, at cost.......     $25,401,315      $108,067,291
The Portfolios shares held
   Class A.............................................         145,693         1,393,731
   Class B.............................................       1,916,000        10,001,725

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                        EQ/MFS                                  EQ/MORGAN
                                                        EQ/LARGE CAP INTERNATIONAL  EQ/MID CAP    EQ/MONEY       STANLEY
                                                        VALUE INDEX*    GROWTH*       INDEX*      MARKET*    MID CAP GROWTH*
                                                        ------------ ------------- ------------ ------------ ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $19,576,495   $37,624,667  $110,947,775 $164,068,962   $42,454,695
Receivable for policy-related transactions.............       3,778        11,904        13,515           --         1,603
                                                        -----------   -----------  ------------ ------------   -----------
   Total assets........................................  19,580,273    37,636,571   110,961,290  164,068,962    42,456,298
                                                        -----------   -----------  ------------ ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       3,778        11,904        13,515    3,204,477         1,603
Payable for policy-related transactions................          --            --            --      225,346            --
                                                        -----------   -----------  ------------ ------------   -----------
   Total liabilities...................................       3,778        11,904        13,515    3,429,823         1,603
                                                        -----------   -----------  ------------ ------------   -----------
NET ASSETS............................................. $19,576,495   $37,624,667  $110,947,775 $160,639,139   $42,454,695
                                                        ===========   ===========  ============ ============   ===========

NET ASSETS:
Accumulation unit values............................... $19,563,050   $37,624,456  $110,926,489 $160,225,139   $42,454,011
Accumulation nonunitized...............................          --            --            --      399,908            --
Retained by AXA Equitable in Separate Account FP.......      13,445           211        21,286       14,092           684
                                                        -----------   -----------  ------------ ------------   -----------
TOTAL NET ASSETS....................................... $19,576,495   $37,624,667  $110,947,775 $160,639,139   $42,454,695
                                                        ===========   ===========  ============ ============   ===========

Investments in shares of the Portfolios, at cost....... $18,324,841   $37,870,066  $ 81,228,978 $164,071,519   $45,027,079
The Portfolios shares held
   Class A.............................................   1,291,585            --     2,190,371  119,426,001     1,242,389
   Class B.............................................   1,233,912     5,759,587     6,454,175   44,583,652     1,356,010

                                                        EQ/PIMCO ULTRA
                                                         SHORT BOND*
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $33,788,100
Receivable for policy-related transactions.............       22,877
                                                         -----------
   Total assets........................................   33,810,977
                                                         -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........       22,877
Payable for policy-related transactions................           --
                                                         -----------
   Total liabilities...................................       22,877
                                                         -----------
NET ASSETS.............................................  $33,788,100
                                                         ===========

NET ASSETS:
Accumulation unit values...............................  $33,786,076
Accumulation nonunitized...............................           --
Retained by AXA Equitable in Separate Account FP.......        2,024
                                                         -----------
TOTAL NET ASSETS.......................................  $33,788,100
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $34,366,960
The Portfolios shares held
   Class A.............................................    1,665,994
   Class B.............................................    1,788,178

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                        EQ/QUALITY     EQ/SMALL    EQ/T. ROWE PRICE EQ/UBS GROWTH EQ/WELLS FARGO
                                                        BOND PLUS*  COMPANY INDEX*  GROWTH STOCK*     & INCOME*   OMEGA GROWTH*
                                                        ----------- -------------- ---------------- ------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $59,040,836  $71,357,715     $83,752,029     $12,167,265   $84,147,622
Receivable for shares of the Portfolios sold...........          --           --              --              --       689,838
Receivable for policy-related transactions.............          --       19,083          68,498           2,548            --
                                                        -----------  -----------     -----------     -----------   -----------
   Total assets........................................  59,040,836   71,376,798      83,820,527      12,169,813    84,837,460
                                                        -----------  -----------     -----------     -----------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      10,744       19,083          68,498           2,548            --
Payable for policy-related transactions................       4,896           --              --              --       689,838
                                                        -----------  -----------     -----------     -----------   -----------
   Total liabilities...................................      15,640       19,083          68,498           2,548       689,838
                                                        -----------  -----------     -----------     -----------   -----------
NET ASSETS............................................. $59,025,196  $71,357,715     $83,752,029     $12,167,265   $84,147,622
                                                        ===========  ===========     ===========     ===========   ===========

NET ASSETS:
Accumulation unit values............................... $58,938,154  $71,333,656     $83,627,648     $12,167,186   $84,098,127
Accumulation nonunitized...............................      41,512           --              --              --            --
Retained by AXA Equitable in Separate Account FP.......      45,530       24,059         124,381              79        49,495
                                                        -----------  -----------     -----------     -----------   -----------
TOTAL NET ASSETS....................................... $59,025,196  $71,357,715     $83,752,029     $12,167,265   $84,147,622
                                                        ===========  ===========     ===========     ===========   ===========

Investments in shares of the Portfolios, at cost....... $62,012,185  $73,412,921     $63,542,709     $12,277,127   $92,151,693
The Portfolios shares held
   Class A.............................................   4,524,452    4,256,816         114,590              --     1,082,760
   Class B.............................................   2,459,443    2,803,183       2,078,484       1,456,556     6,956,447
   Service Class 2.....................................          --           --              --              --            --

                                                        FIDELITY(R) VIP
                                                         ASSET MANAGER:
                                                        GROWTH PORTFOLIO
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $1,265,102
Receivable for shares of the Portfolios sold...........            --
Receivable for policy-related transactions.............         5,587
                                                           ----------
   Total assets........................................     1,270,689
                                                           ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         5,587
Payable for policy-related transactions................            --
                                                           ----------
   Total liabilities...................................         5,587
                                                           ----------
NET ASSETS.............................................    $1,265,102
                                                           ==========

NET ASSETS:
Accumulation unit values...............................    $1,264,299
Accumulation nonunitized...............................            --
Retained by AXA Equitable in Separate Account FP.......           803
                                                           ----------
TOTAL NET ASSETS.......................................    $1,265,102
                                                           ==========

Investments in shares of the Portfolios, at cost.......    $1,136,697
The Portfolios shares held
   Class A.............................................            --
   Class B.............................................            --
   Service Class 2.....................................        67,653

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                          FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP    FIDELITY(R)
                                           CONTRAFUND(R)   EQUITY-INCOME  GOVERNMENT MONEY   VIP GROWTH &   FIDELITY(R) VIP HIGH
                                             PORTFOLIO       PORTFOLIO    MARKET PORTFOLIO INCOME PORTFOLIO   INCOME PORTFOLIO
                                          --------------- --------------- ---------------- ---------------- --------------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................   $86,528,119     $1,055,461       $  997,475       $7,289,120         $3,378,581
Receivable for shares of the Portfolios
 sold....................................       225,473             --               --              943                 --
Receivable for policy-related
 transactions............................            --             --            8,380               --              1,683
                                            -----------     ----------       ----------       ----------         ----------
   Total assets..........................    86,753,592      1,055,461        1,005,855        7,290,063          3,380,264
                                            -----------     ----------       ----------       ----------         ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................            --             --            8,380               --              1,683
Payable for policy-related transactions..       225,473             --               --              943                 --
                                            -----------     ----------       ----------       ----------         ----------
   Total liabilities.....................       225,473             --            8,380              943              1,683
                                            -----------     ----------       ----------       ----------         ----------
NET ASSETS...............................   $86,528,119     $1,055,461       $  997,475       $7,289,120         $3,378,581
                                            ===========     ==========       ==========       ==========         ==========

NET ASSETS:
Accumulation unit values.................   $86,521,344     $1,050,900       $  997,382       $7,288,286         $3,378,456
Retained by AXA Equitable in Separate
 Account FP..............................         6,775          4,561               93              834                125
                                            -----------     ----------       ----------       ----------         ----------
TOTAL NET ASSETS.........................   $86,528,119     $1,055,461       $  997,475       $7,289,120         $3,378,581
                                            ===========     ==========       ==========       ==========         ==========

Investments in shares of the Portfolios,
 at cost.................................   $84,361,750     $1,163,508       $  997,475       $7,375,716         $3,871,097
The Portfolios shares held
   Service Class 2.......................     2,601,567         52,668          997,475          393,156            703,871

                                          FIDELITY(R) VIP
                                          INVESTMENT GRADE
                                           BOND PORTFOLIO
                                          ----------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $7,133,949
Receivable for shares of the Portfolios
 sold....................................            --
Receivable for policy-related
 transactions............................       174,387
                                             ----------
   Total assets..........................     7,308,336
                                             ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................       174,387
Payable for policy-related transactions..            --
                                             ----------
   Total liabilities.....................       174,387
                                             ----------
NET ASSETS...............................    $7,133,949
                                             ==========

NET ASSETS:
Accumulation unit values.................    $7,133,122
Retained by AXA Equitable in Separate
 Account FP..............................           827
                                             ----------
TOTAL NET ASSETS.........................    $7,133,949
                                             ==========

Investments in shares of the Portfolios,
 at cost.................................    $7,377,294
The Portfolios shares held
   Service Class 2.......................       590,070

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                            FIDELITY(R) VIP                  FRANKLIN RISING
                                           FIDELITY(R) VIP  FIDELITY(R) VIP VALUE STRATEGIES FRANKLIN MUTUAL    DIVIDENDS
                                          MID CAP PORTFOLIO VALUE PORTFOLIO    PORTFOLIO     SHARES VIP FUND    VIP FUND
                                          ----------------- --------------- ---------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................    $20,963,130      $1,260,965        $333,242       $10,351,661     $49,523,210
Receivable for shares of the Portfolios
 sold....................................        337,065              --              --           197,468              --
Receivable for policy-related
 transactions............................             --          27,933              --                --          38,045
                                             -----------      ----------        --------       -----------     -----------
   Total assets..........................     21,300,195       1,288,898         333,242        10,549,129      49,561,255
                                             -----------      ----------        --------       -----------     -----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................             --          27,933              --                --          38,045
Payable for policy-related transactions..        337,065              --              --           197,468              --
                                             -----------      ----------        --------       -----------     -----------
   Total liabilities.....................        337,065          27,933              --           197,468          38,045
                                             -----------      ----------        --------       -----------     -----------
NET ASSETS...............................    $20,963,130      $1,260,965        $333,242       $10,351,661     $49,523,210
                                             ===========      ==========        ========       ===========     ===========

NET ASSETS:
Accumulation unit values.................    $20,947,483      $1,247,021        $333,016       $10,351,594     $49,522,271
Retained by AXA Equitable in Separate
 Account FP..............................         15,647          13,944             226                67             939
                                             -----------      ----------        --------       -----------     -----------
TOTAL NET ASSETS.........................    $20,963,130      $1,260,965        $333,242       $10,351,661     $49,523,210
                                             ===========      ==========        ========       ===========     ===========

Investments in shares of the Portfolios,
 at cost.................................    $22,339,532      $1,402,574        $312,679       $10,472,970     $50,302,599
The Portfolios shares held
   Class 2...............................             --              --              --           539,149       2,003,366
   Service Class 2.......................        658,597          95,455          22,762                --              --

                                             FRANKLIN
                                            SMALL CAP
                                          VALUE VIP FUND
                                          --------------
ASSETS:
Investments in shares of the Portfolios,
 at fair value...........................   $5,238,989
Receivable for shares of the Portfolios
 sold....................................           --
Receivable for policy-related
 transactions............................       11,545
                                            ----------
   Total assets..........................    5,250,534
                                            ----------

LIABILITIES:
Payable for shares of the Portfolios
 purchased...............................       11,545
Payable for policy-related transactions..           --
                                            ----------
   Total liabilities.....................       11,545
                                            ----------
NET ASSETS...............................   $5,238,989
                                            ==========

NET ASSETS:
Accumulation unit values.................   $5,236,430
Retained by AXA Equitable in Separate
 Account FP..............................        2,559
                                            ----------
TOTAL NET ASSETS.........................   $5,238,989
                                            ==========

Investments in shares of the Portfolios,
 at cost.................................   $6,281,940
The Portfolios shares held
   Class 2...............................      296,323
   Service Class 2.......................           --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                   GOLDMAN     INVESCO V.I.      INVESCO
                                                             FRANKLIN STRATEGIC SACHS VIT MID   DIVERSIFIED    V.I. GLOBAL
                                                              INCOME VIP FUND   CAP VALUE FUND DIVIDEND FUND REAL ESTATE FUND
                                                             ------------------ -------------- ------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......    $29,160,631      $10,211,424    $3,477,353     $32,762,484
Receivable for shares of the Portfolios sold................             --            6,263        11,970          27,347
Receivable for policy-related transactions..................          9,713               --            --              --
                                                                -----------      -----------    ----------     -----------
   Total assets.............................................     29,170,344       10,217,687     3,489,323      32,789,831
                                                                -----------      -----------    ----------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............          9,713               --            --              --
Payable for policy-related transactions.....................             --            6,263        11,970          27,277
                                                                -----------      -----------    ----------     -----------
   Total liabilities........................................          9,713            6,263        11,970          27,277
                                                                -----------      -----------    ----------     -----------
NET ASSETS..................................................    $29,160,631      $10,211,424    $3,477,353     $32,762,554
                                                                ===========      ===========    ==========     ===========

NET ASSETS:
Accumulation unit values....................................    $29,159,050      $10,210,486    $3,477,345     $32,762,554
Retained by AXA Equitable in Separate Account FP............          1,581              938             8              --
                                                                -----------      -----------    ----------     -----------
TOTAL NET ASSETS............................................    $29,160,631      $10,211,424    $3,477,353     $32,762,554
                                                                ===========      ===========    ==========     ===========

Investments in shares of the Portfolios, at cost............    $33,932,018      $12,403,173    $3,458,360     $32,834,923
The Portfolios shares held
   Class 2..................................................      2,856,085               --            --              --
   Series II................................................             --               --       150,145       2,059,238
   Service Shares...........................................             --          703,751            --              --

                                                             INVESCO V.I.      INVESCO
                                                             INTERNATIONAL   V.I. MID CAP
                                                              GROWTH FUND  CORE EQUITY FUND
                                                             ------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $30,483,481     $3,003,504
Receivable for shares of the Portfolios sold................       20,031         21,888
Receivable for policy-related transactions..................           --             --
                                                              -----------     ----------
   Total assets.............................................   30,503,512      3,025,392
                                                              -----------     ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --             --
Payable for policy-related transactions.....................       20,031         21,888
                                                              -----------     ----------
   Total liabilities........................................       20,031         21,888
                                                              -----------     ----------
NET ASSETS..................................................  $30,483,481     $3,003,504
                                                              ===========     ==========

NET ASSETS:
Accumulation unit values....................................  $30,483,452     $3,003,497
Retained by AXA Equitable in Separate Account FP............           29              7
                                                              -----------     ----------
TOTAL NET ASSETS............................................  $30,483,481     $3,003,504
                                                              ===========     ==========

Investments in shares of the Portfolios, at cost............  $30,843,149     $3,463,550
The Portfolios shares held
   Class 2..................................................           --             --
   Series II................................................      922,624        252,183
   Service Shares...........................................           --             --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                 INVESCO     IVY FUNDS VIP
                                                               V.I. SMALL      DIVIDEND    IVY FUNDS   IVY FUNDS VIP
                                                             CAP EQUITY FUND OPPORTUNITIES VIP ENERGY   HIGH INCOME
                                                             --------------- ------------- ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $4,376,255      $525,446    $14,261,490  $20,390,092
Receivable for shares of the Portfolios sold................          812        15,461             --           --
Receivable for policy-related transactions..................           --            --          5,091       15,450
                                                               ----------      --------    -----------  -----------
   Total assets.............................................    4,377,067       540,907     14,266,581   20,405,542
                                                               ----------      --------    -----------  -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --            --          5,091       15,430
Payable for policy-related transactions.....................          812        15,461             --           --
                                                               ----------      --------    -----------  -----------
   Total liabilities........................................          812        15,461          5,091       15,430
                                                               ----------      --------    -----------  -----------
NET ASSETS..................................................   $4,376,255      $525,446    $14,261,490  $20,390,112
                                                               ==========      ========    ===========  ===========

NET ASSETS:
Accumulation unit values....................................   $4,376,202      $523,867    $14,261,063  $20,390,112
Retained by AXA Equitable in Separate Account FP............           53         1,579            427           --
                                                               ----------      --------    -----------  -----------
TOTAL NET ASSETS............................................   $4,376,255      $525,446    $14,261,490  $20,390,112
                                                               ==========      ========    ===========  ===========

Investments in shares of the Portfolios, at cost............   $5,196,117      $559,094    $19,306,332  $23,480,940
The Portfolios shares held
   Common Shares............................................           --        67,224      2,829,492    6,084,234
   Series II................................................      258,034            --             --           --

                                                                            IVY FUNDS VIP
                                                             IVY FUNDS VIP     SCIENCE
                                                             MID CAP GROWTH AND TECHNOLOGY
                                                             -------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $28,093,633    $26,510,800
Receivable for shares of the Portfolios sold................           --         97,955
Receivable for policy-related transactions..................       39,849             --
                                                              -----------    -----------
   Total assets.............................................   28,133,482     26,608,755
                                                              -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       39,849             --
Payable for policy-related transactions.....................           --         97,955
                                                              -----------    -----------
   Total liabilities........................................       39,849         97,955
                                                              -----------    -----------
NET ASSETS..................................................  $28,093,633    $26,510,800
                                                              ===========    ===========

NET ASSETS:
Accumulation unit values....................................  $28,093,476    $26,510,330
Retained by AXA Equitable in Separate Account FP............          157            470
                                                              -----------    -----------
TOTAL NET ASSETS............................................  $28,093,633    $26,510,800
                                                              ===========    ===========

Investments in shares of the Portfolios, at cost............  $29,458,044    $28,649,275
The Portfolios shares held
   Common Shares............................................    2,981,737      1,154,873
   Series II................................................           --             --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                             IVY FUNDS  LAZARD RETIREMENT
                                                             VIP SMALL  EMERGING MARKETS  MFS(R) INTERNATIONAL MFS(R) INVESTORS
                                                             CAP GROWTH EQUITY PORTFOLIO    VALUE PORTFOLIO      TRUST SERIES
                                                             ---------- ----------------- -------------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $8,950,701    $39,073,665        $69,473,217         $2,198,630
Receivable for shares of the Portfolios sold................         --             --            478,155             25,234
Receivable for policy-related transactions..................      1,938         24,366                 --                 --
                                                             ----------    -----------        -----------         ----------
   Total assets.............................................  8,952,639     39,098,031         69,951,372          2,223,864
                                                             ----------    -----------        -----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      1,938         24,366                 --                 --
Payable for policy-related transactions.....................         --             --            478,134             25,234
                                                             ----------    -----------        -----------         ----------
   Total liabilities........................................      1,938         24,366            478,134             25,234
                                                             ----------    -----------        -----------         ----------
NET ASSETS.................................................. $8,950,701    $39,073,665        $69,473,238         $2,198,630
                                                             ==========    ===========        ===========         ==========

NET ASSETS:
Accumulation unit values.................................... $8,950,532    $39,063,330        $69,473,238         $2,198,593
Retained by AXA Equitable in Separate Account FP............        169         10,335                 --                 37
                                                             ----------    -----------        -----------         ----------
TOTAL NET ASSETS............................................ $8,950,701    $39,073,665        $69,473,238         $2,198,630
                                                             ==========    ===========        ===========         ==========

Investments in shares of the Portfolios, at cost............ $9,979,304    $51,124,206        $65,392,847         $2,289,215
The Portfolios shares held
   Common Shares............................................    844,024             --                 --                 --
   Service Class............................................         --             --          3,139,323             83,598
   Service Shares...........................................         --      2,488,768                 --                 --

                                                             MFS(R) MASSACHUSETTS
                                                               INVESTORS GROWTH   MFS(R) UTILITIES
                                                               STOCK PORTFOLIO         SERIES
                                                             -------------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......      $2,155,182         $1,640,096
Receivable for shares of the Portfolios sold................           1,216             18,621
Receivable for policy-related transactions..................              --                 --
                                                                  ----------         ----------
   Total assets.............................................       2,156,398          1,658,717
                                                                  ----------         ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............              --                 --
Payable for policy-related transactions.....................           1,216             18,621
                                                                  ----------         ----------
   Total liabilities........................................           1,216             18,621
                                                                  ----------         ----------
NET ASSETS..................................................      $2,155,182         $1,640,096
                                                                  ==========         ==========

NET ASSETS:
Accumulation unit values....................................      $2,155,093         $1,640,066
Retained by AXA Equitable in Separate Account FP............              89                 30
                                                                  ----------         ----------
TOTAL NET ASSETS............................................      $2,155,182         $1,640,096
                                                                  ==========         ==========

Investments in shares of the Portfolios, at cost............      $2,256,597         $2,066,680
The Portfolios shares held
   Common Shares............................................              --                 --
   Service Class............................................         132,872             65,213
   Service Shares...........................................              --                 --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015


                                                           MULTIMANAGER    MULTIMANAGER  MULTIMANAGER    MULTIMANAGER
                                                        AGGRESSIVE EQUITY*  CORE BOND*  MID CAP GROWTH* MID CAP VALUE*
                                                        ------------------ ------------ --------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $400,975,919    $71,011,100    $30,608,639    $44,455,888
Receivable for shares of the Portfolios sold...........           9,408         89,628         11,644             --
Receivable for policy-related transactions.............              --             --             --          6,833
                                                           ------------    -----------    -----------    -----------
   Total assets........................................     400,985,327     71,100,728     30,620,283     44,462,721
                                                           ------------    -----------    -----------    -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........              --             --             --          6,833
Payable for policy-related transactions................         299,700         89,628         11,644             --
                                                           ------------    -----------    -----------    -----------
   Total liabilities...................................         299,700         89,628         11,644          6,833
                                                           ------------    -----------    -----------    -----------
NET ASSETS.............................................    $400,685,627    $71,011,100    $30,608,639    $44,455,888
                                                           ============    ===========    ===========    ===========

NET ASSETS:
Accumulation unit values...............................    $400,059,046    $70,996,584    $30,514,873    $44,263,411
Accumulation nonunitized...............................         611,830             --             --             --
Retained by AXA Equitable in Separate Account FP.......          14,751         14,516         93,766        192,477
                                                           ------------    -----------    -----------    -----------
TOTAL NET ASSETS.......................................    $400,685,627    $71,011,100    $30,608,639    $44,455,888
                                                           ============    ===========    ===========    ===========

Investments in shares of the Portfolios, at cost.......    $218,322,203    $75,386,768    $33,964,315    $30,850,827
The Portfolios shares held
   Class A.............................................       8,156,098      2,140,974      1,270,632        734,952
   Class B.............................................         592,901      5,140,660      2,451,769      2,670,617
   Class II............................................              --             --             --             --

                                                                      NATURAL
                                                        MULTIMANAGER RESOURCES
                                                        TECHNOLOGY*  PORTFOLIO
                                                        ------------ ----------
ASSETS:
Investments in shares of the Portfolios, at fair value. $87,587,374  $2,625,871
Receivable for shares of the Portfolios sold...........          --   1,153,484
Receivable for policy-related transactions.............      84,791          --
                                                        -----------  ----------
   Total assets........................................  87,672,165   3,779,355
                                                        -----------  ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      84,791          --
Payable for policy-related transactions................          --   1,153,400
                                                        -----------  ----------
   Total liabilities...................................      84,791   1,153,400
                                                        -----------  ----------
NET ASSETS............................................. $87,587,374  $2,625,955
                                                        ===========  ==========

NET ASSETS:
Accumulation unit values............................... $87,531,101  $2,625,954
Accumulation nonunitized...............................          --          --
Retained by AXA Equitable in Separate Account FP.......      56,273           1
                                                        -----------  ----------
TOTAL NET ASSETS....................................... $87,587,374  $2,625,955
                                                        ===========  ==========

Investments in shares of the Portfolios, at cost....... $63,980,891  $2,932,818
The Portfolios shares held
   Class A.............................................     803,068          --
   Class B.............................................   3,662,304          --
   Class II............................................          --     125,101

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                         PIMCO COMMODITY
                                                               REAL
                                                        RETURN(R) STRATEGY    PIMCO REAL      PIMCO TOTAL
                                                            PORTFOLIO      RETURN PORTFOLIO RETURN PORTFOLIO
                                                        ------------------ ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $ 8,075,775       $23,350,709      $63,431,545
Receivable for shares of the Portfolios sold...........             --            61,684          577,751
Receivable for policy-related transactions.............         17,794                --               --
                                                           -----------       -----------      -----------
   Total assets........................................      8,093,569        23,412,393       64,009,296
                                                           -----------       -----------      -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........         17,794                --               --
Payable for policy-related transactions................             --            61,684          577,751
                                                           -----------       -----------      -----------
   Total liabilities...................................         17,794            61,684          577,751
                                                           -----------       -----------      -----------
NET ASSETS.............................................    $ 8,075,775       $23,350,709      $63,431,545
                                                           ===========       ===========      ===========

NET ASSETS:
Accumulation unit values...............................    $ 8,067,499       $23,346,047      $63,420,035
Retained by AXA Equitable in Separate Account FP.......          8,276             4,662           11,510
                                                           -----------       -----------      -----------
TOTAL NET ASSETS.......................................    $ 8,075,775       $23,350,709      $63,431,545
                                                           ===========       ===========      ===========

Investments in shares of the Portfolios, at cost.......    $13,502,938       $26,145,210      $67,700,917
The Portfolios shares held
   Class B.............................................             --                --               --
   Advisor Class.......................................      1,155,333         1,957,310        5,995,420
   Class II............................................             --                --               --


                                                        T. ROWE PRICE EQUITY   T. ROWE PRICE HEALTH   TARGET 2015
                                                        INCOME PORTFOLIO - II SCIENCES PORTFOLIO - II ALLOCATION*
                                                        --------------------- ----------------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.      $17,057,137            $5,989,898         $222,848
Receivable for shares of the Portfolios sold...........           53,896               375,867               --
Receivable for policy-related transactions.............               --                    --              195
                                                             -----------            ----------         --------
   Total assets........................................       17,111,033             6,365,765          223,043
                                                             -----------            ----------         --------

LIABILITIES:
Payable for shares of the Portfolios purchased.........               --                    --              195
Payable for policy-related transactions................           53,896               375,867               --
                                                             -----------            ----------         --------
   Total liabilities...................................           53,896               375,867              195
                                                             -----------            ----------         --------
NET ASSETS.............................................      $17,057,137            $5,989,898         $222,848
                                                             ===========            ==========         ========

NET ASSETS:
Accumulation unit values...............................      $17,055,239            $5,985,838         $222,819
Retained by AXA Equitable in Separate Account FP.......            1,898                 4,060               29
                                                             -----------            ----------         --------
TOTAL NET ASSETS.......................................      $17,057,137            $5,989,898         $222,848
                                                             ===========            ==========         ========

Investments in shares of the Portfolios, at cost.......      $16,164,443            $6,188,800         $236,229
The Portfolios shares held
   Class B.............................................               --                    --           26,308
   Advisor Class.......................................               --                    --               --
   Class II............................................          638,127               159,010               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                                           TEMPLETON
                                                        TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055    DEVELOPING
                                                        ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION* MARKETS VIP FUND
                                                        ----------- ----------- ----------- ----------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $1,261,227   $863,923    $571,332     $45,587     $ 7,804,218
Receivable for shares of the Portfolios sold...........         --         --          --          --              --
Receivable for policy-related transactions.............      5,662      6,201       4,533          --           1,420
                                                        ----------   --------    --------     -------     -----------
   Total assets........................................  1,266,889    870,124     575,865      45,587       7,805,638
                                                        ----------   --------    --------     -------     -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........      5,662      6,201       4,526          --           1,420
Payable for policy-related transactions................         --         --          --          --              --
                                                        ----------   --------    --------     -------     -----------
   Total liabilities...................................      5,662      6,201       4,526          --           1,420
                                                        ----------   --------    --------     -------     -----------
NET ASSETS............................................. $1,261,227   $863,923    $571,339     $45,587     $ 7,804,218
                                                        ==========   ========    ========     =======     ===========

NET ASSETS:
Accumulation unit values............................... $1,261,184   $863,923    $571,339     $45,586     $ 7,804,142
Retained by AXA Equitable in Separate Account FP.......         43         --          --           1              76
                                                        ----------   --------    --------     -------     -----------
TOTAL NET ASSETS....................................... $1,261,227   $863,923    $571,339     $45,587     $ 7,804,218
                                                        ==========   ========    ========     =======     ===========

Investments in shares of the Portfolios, at cost....... $1,357,657   $916,978    $595,935     $46,180     $11,289,397
The Portfolios shares held
   Class B.............................................    133,933     90,401      60,674       4,935              --
   Class 2.............................................         --         --          --          --       1,234,845

                                                        TEMPLETON GLOBAL
                                                         BOND VIP FUND
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $42,461,283
Receivable for shares of the Portfolios sold...........       232,720
Receivable for policy-related transactions.............            --
                                                          -----------
   Total assets........................................    42,694,003
                                                          -----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........            --
Payable for policy-related transactions................       232,720
                                                          -----------
   Total liabilities...................................       232,720
                                                          -----------
NET ASSETS.............................................   $42,461,283
                                                          ===========

NET ASSETS:
Accumulation unit values...............................   $42,461,100
Retained by AXA Equitable in Separate Account FP.......           183
                                                          -----------
TOTAL NET ASSETS.......................................   $42,461,283
                                                          ===========

Investments in shares of the Portfolios, at cost.......   $48,910,775
The Portfolios shares held
   Class B.............................................            --
   Class 2.............................................     2,687,423

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                           VANGUARD VARIABLE
                                                                                           INSURANCE FUND -
                                                           TEMPLETON    VAN ECK VIP GLOBAL   EQUITY INDEX
                                                        GROWTH VIP FUND  HARD ASSETS FUND      PORTFOLIO
                                                        --------------- ------------------ -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $4,512,983       $ 8,559,363        $7,903,607
Receivable for shares of the Portfolios sold...........          196                --                --
Receivable for policy-related transactions.............           --            26,338            33,233
                                                          ----------       -----------        ----------
   Total assets........................................    4,513,179         8,585,701         7,936,840
                                                          ----------       -----------        ----------

LIABILITIES:
Payable for shares of the Portfolios purchased.........           --            26,338            33,233
Payable for policy-related transactions................          196                --                --
                                                          ----------       -----------        ----------
   Total liabilities...................................          196            26,338            33,233
                                                          ----------       -----------        ----------
NET ASSETS.............................................   $4,512,983       $ 8,559,363        $7,903,607
                                                          ==========       ===========        ==========

NET ASSETS:
Accumulation unit values...............................   $4,511,466       $ 8,558,874        $7,894,096
Retained by AXA Equitable in Separate Account FP.......        1,517               489             9,511
                                                          ----------       -----------        ----------
TOTAL NET ASSETS.......................................   $4,512,983       $ 8,559,363        $7,903,607
                                                          ==========       ===========        ==========

Investments in shares of the Portfolios, at cost.......   $5,019,684       $13,887,937        $6,713,034
The Portfolios shares held
   Class 2.............................................      338,813                --                --
   Class S Shares......................................           --           523,508                --
   Investor Share Class................................           --                --           237,702

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                                       UNITS
                                                                CONTRACT                            OUTSTANDING
                                                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                                -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 25....................................  0.00%         B          $  9.42        1
ALL ASSET AGGRESSIVE-ALT 25....................................  0.00%         B          $106.12       36
ALL ASSET AGGRESSIVE-ALT 25....................................  0.60%         B          $104.45        8
ALL ASSET AGGRESSIVE-ALT 25....................................  0.80%         B          $103.89       --
ALL ASSET AGGRESSIVE-ALT 25....................................  0.90%         B          $103.61        1

ALL ASSET GROWTH-ALT 20........................................  0.00%         B          $  9.47        1
ALL ASSET GROWTH-ALT 20........................................  0.00%         B          $131.08       95
ALL ASSET GROWTH-ALT 20........................................  0.60%         B          $126.67       37
ALL ASSET GROWTH-ALT 20........................................  0.80%         B          $125.22       --
ALL ASSET GROWTH-ALT 20........................................  0.90%         B          $124.51        3

ALL ASSET MODERATE GROWTH-ALT 15...............................  0.00%         B          $  9.52       85
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.00%         B          $103.48       45
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.60%         B          $101.84        4
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.80%         B          $101.30       --
ALL ASSET MODERATE GROWTH-ALT 15...............................  0.90%         B          $101.03       --

AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.00%      CLASS II      $ 18.28       91
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.00%      CLASS II      $182.78       87
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.60%      CLASS II      $176.63       87
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.80%      CLASS II      $174.61       --
AMERICAN CENTURY VP MID CAP VALUE FUND.........................  0.90%      CLASS II      $173.61        4

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.00%      CLASS 4       $ 11.47       13
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.00%      CLASS 4       $114.69       19
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.60%      CLASS 4       $112.88       10
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.80%      CLASS 4       $112.28       --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................  0.90%      CLASS 4       $111.98        1

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.00%      CLASS 4       $  9.49       84
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.00%      CLASS 4       $ 94.90       35
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.60%      CLASS 4       $ 93.40       19
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.80%      CLASS 4       $ 92.91       --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........  0.90%      CLASS 4       $ 92.66        1

AXA 400 MANAGED VOLATILITY.....................................  0.00%         B          $158.65       11
AXA 400 MANAGED VOLATILITY.....................................  0.60%         B          $153.31        9
AXA 400 MANAGED VOLATILITY.....................................  0.80%         B          $151.56       --
AXA 400 MANAGED VOLATILITY.....................................  0.90%         B          $150.69       --

AXA 500 MANAGED VOLATILITY.....................................  0.00%         B          $170.05       17
AXA 500 MANAGED VOLATILITY.....................................  0.60%         B          $164.32       16
AXA 500 MANAGED VOLATILITY.....................................  0.80%         B          $162.45       --
AXA 500 MANAGED VOLATILITY.....................................  0.90%         B          $161.52        1

AXA 2000 MANAGED VOLATILITY....................................  0.00%         B          $148.16        8
AXA 2000 MANAGED VOLATILITY....................................  0.60%         B          $143.17        7
AXA 2000 MANAGED VOLATILITY....................................  0.80%         B          $141.54       --
AXA 2000 MANAGED VOLATILITY....................................  0.90%         B          $140.73       --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION..................  0.00%          A         $ 20.46        56
AXA AGGRESSIVE ALLOCATION..................  0.00%          A         $122.68        --
AXA AGGRESSIVE ALLOCATION..................  0.00%          A         $203.22       137
AXA AGGRESSIVE ALLOCATION..................  0.60%          A         $188.78       143
AXA AGGRESSIVE ALLOCATION..................  0.80%          A         $184.18         1
AXA AGGRESSIVE ALLOCATION..................  0.90%          A         $181.92         7
AXA AGGRESSIVE ALLOCATION..................  0.00%          B         $199.09       335
AXA AGGRESSIVE ALLOCATION..................  0.60%          B         $184.94        57

AXA BALANCED STRATEGY......................  0.00%          B         $139.85       173

AXA CONSERVATIVE ALLOCATION................  0.00%          A         $ 13.90       128
AXA CONSERVATIVE ALLOCATION................  0.00%          A         $124.74         5
AXA CONSERVATIVE ALLOCATION................  0.00%          A         $152.61        40
AXA CONSERVATIVE ALLOCATION................  0.60%          A         $141.77        89
AXA CONSERVATIVE ALLOCATION................  0.80%          A         $138.31        --
AXA CONSERVATIVE ALLOCATION................  0.90%          A         $136.61        22
AXA CONSERVATIVE ALLOCATION................  0.00%          B         $149.50        42
AXA CONSERVATIVE ALLOCATION................  0.60%          B         $138.87        19

AXA CONSERVATIVE GROWTH STRATEGY...........  0.00%          B         $133.74        41

AXA CONSERVATIVE STRATEGY..................  0.00%          B         $121.68        20

AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          A         $ 15.58        56
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          A         $125.25        --
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          A         $164.89        33
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.60%          A         $153.17        69
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.80%          A         $149.44         1
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.90%          A         $147.61         5
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.00%          B         $161.54        68
AXA CONSERVATIVE-PLUS ALLOCATION...........  0.60%          B         $150.06        22

AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          A         $ 21.91        17
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          A         $309.95         1
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          A         $499.04        56
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.00%          B         $267.56       112
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.60%          B         $239.56       288
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.60%          B         $324.81        15
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.80%          B         $230.86         2
AXA GLOBAL EQUITY MANAGED VOLATILITY.......  0.90%          B         $226.63        24

AXA GROWTH STRATEGY........................  0.00%          B         $152.84       279

AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.00%          A         $219.85        62
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.60%          A         $158.89         4
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.00%          B         $142.49       128
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.60%          B         $128.73       199
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.80%          B         $124.93        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..  0.90%          B         $122.52        18

AXA INTERNATIONAL MANAGED VOLATILITY.......  0.00%          B         $113.69        10
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.60%          B         $109.86         6
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.80%          B         $108.60        --
AXA INTERNATIONAL MANAGED VOLATILITY.......  0.90%          B         $107.98         1

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          A         $ 15.75        31
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          A         $168.86         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          A         $215.01        69
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.60%          A         $153.56         3

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                            -------- --------------- ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.00%          B         $157.18       120
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.60%          B         $153.60         6
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.60%          B         $156.83       243
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.80%          B         $137.81         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.  0.90%          B         $148.78        28

AXA LARGE CAP CORE MANAGED VOLATILITY......  0.00%          A         $ 23.69         3
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.00%          A         $265.83        16
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.60%          A         $186.41        --
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.00%          B         $171.18        81
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.60%          B         $154.92        50
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.80%          B         $149.83        --
AXA LARGE CAP CORE MANAGED VOLATILITY......  0.90%          B         $147.35         2

AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          A         $ 26.45         9
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          A         $258.87         1
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          A         $340.73       114
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.60%          A         $211.75        12
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.00%          B         $325.20       108
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.60%          B         $166.99        53
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.60%          B         $290.64       491
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.80%          B         $279.91         6
AXA LARGE CAP GROWTH MANAGED VOLATILITY....  0.90%          B         $274.69        37

AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $ 21.33         5
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $180.14         1
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $183.62       119
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          A         $243.12       241
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          A         $168.81        15
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          A         $192.72       756
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.80%          A         $161.00        19
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.90%          A         $182.83       124
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.00%          B         $181.24        91
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          B         $163.37         8
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.60%          B         $190.23       554
AXA LARGE CAP VALUE MANAGED VOLATILITY.....  0.90%          B         $180.46        --

AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $ 26.48        21
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $235.25         1
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $304.12        30
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          A         $326.71       127
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.60%          A         $227.44         6
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.60%          A         $264.03        29
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.60%          A         $271.80       417
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.80%          A         $261.76         4
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.90%          A         $256.88        33
AXA MID CAP VALUE MANAGED VOLATILITY.......  0.00%          B         $302.82        39

AXA MODERATE ALLOCATION....................  0.00%          A         $ 16.40       177
AXA MODERATE ALLOCATION....................  0.00%          A         $123.39         9
AXA MODERATE ALLOCATION....................  0.00%          A         $353.24       235
AXA MODERATE ALLOCATION....................  0.60%          A         $761.12       805
AXA MODERATE ALLOCATION....................  0.80%          A         $245.25        12
AXA MODERATE ALLOCATION....................  0.90%          A         $309.81       174

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                       -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION...............  0.00%          B         $173.92        507
AXA MODERATE ALLOCATION...............  0.60%          B         $160.71        383

AXA MODERATE GROWTH STRATEGY..........  0.00%          B         $146.26        565

AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $ 18.36        214
AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $124.34          4
AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $193.73        465
AXA MODERATE-PLUS ALLOCATION..........  0.60%          A         $179.96        424
AXA MODERATE-PLUS ALLOCATION..........  0.80%          A         $175.57          4
AXA MODERATE-PLUS ALLOCATION..........  0.90%          A         $173.42         60
AXA MODERATE-PLUS ALLOCATION..........  0.00%          B         $189.77      1,035
AXA MODERATE-PLUS ALLOCATION..........  0.60%          B         $176.29        193

AXA/AB SMALL CAP GROWTH...............  0.00%          A         $ 30.42         60
AXA/AB SMALL CAP GROWTH...............  0.00%          A         $400.02         86
AXA/AB SMALL CAP GROWTH...............  0.60%          A         $357.50        223
AXA/AB SMALL CAP GROWTH...............  0.80%          A         $344.30          3
AXA/AB SMALL CAP GROWTH...............  0.90%          A         $337.88         27
AXA/AB SMALL CAP GROWTH...............  0.00%          B         $328.35         32
AXA/AB SMALL CAP GROWTH...............  0.60%          B         $264.94        189

AXA/LOOMIS SAYLES GROWTH..............  0.00%          A         $ 18.51          7
AXA/LOOMIS SAYLES GROWTH..............  0.00%          A         $197.33         10
AXA/LOOMIS SAYLES GROWTH..............  0.60%          A         $187.27         36
AXA/LOOMIS SAYLES GROWTH..............  0.80%          A         $184.01         --
AXA/LOOMIS SAYLES GROWTH..............  0.90%          A         $182.41          3
AXA/LOOMIS SAYLES GROWTH..............  0.00%          B         $240.98         50
AXA/LOOMIS SAYLES GROWTH..............  0.60%          B         $185.13         21

BLACKROCK GLOBAL ALLOCATION V.I. FUND.  0.00%      CLASS III     $ 13.06        146
BLACKROCK GLOBAL ALLOCATION V.I. FUND.  0.00%      CLASS III     $130.59         57

CHARTER/SM/ MULTI-SECTOR BOND.........  0.00%          A         $ 14.00         31
CHARTER/SM/ MULTI-SECTOR BOND.........  0.00%          A         $227.86        103
CHARTER/SM/ MULTI-SECTOR BOND.........  0.60%          A         $382.35        107
CHARTER/SM/ MULTI-SECTOR BOND.........  0.80%          A         $151.14          3
CHARTER/SM/ MULTI-SECTOR BOND.........  0.90%          A         $224.83         21
CHARTER/SM/ MULTI-SECTOR BOND.........  0.00%          B         $137.83         39
CHARTER/SM/ MULTI-SECTOR BOND.........  0.60%          B         $107.68         97

CHARTER/SM/ SMALL CAP GROWTH..........  0.00%          B         $121.52          1
CHARTER/SM/ SMALL CAP GROWTH..........  0.00%          B         $178.20         44
CHARTER/SM/ SMALL CAP GROWTH..........  0.60%          B         $115.37         26
CHARTER/SM/ SMALL CAP GROWTH..........  0.80%          B         $113.38         --
CHARTER/SM/ SMALL CAP GROWTH..........  0.90%          B         $112.40          1

CHARTER/SM/ SMALL CAP VALUE...........  0.00%          A         $241.60         43
CHARTER/SM/ SMALL CAP VALUE...........  0.60%          A         $224.44          5
CHARTER/SM/ SMALL CAP VALUE...........  0.00%          B         $253.43         18
CHARTER/SM/ SMALL CAP VALUE...........  0.60%          B         $223.82          2
CHARTER/SM/ SMALL CAP VALUE...........  0.60%          B         $229.88         38
CHARTER/SM/ SMALL CAP VALUE...........  0.80%          B         $222.21         --
CHARTER/SM/ SMALL CAP VALUE...........  0.90%          B         $218.07         --
CHARTER/SM/ SMALL CAP VALUE...........  0.90%          B         $218.57          3

EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $ 23.55        132
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $220.00          4

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/BLACKROCK BASIC VALUE EQUITY..  0.00%          A        $  307.19      101
EQ/BLACKROCK BASIC VALUE EQUITY..  0.60%          A        $  285.38        5
EQ/BLACKROCK BASIC VALUE EQUITY..  0.00%          B        $  404.30      124
EQ/BLACKROCK BASIC VALUE EQUITY..  0.60%          B        $  236.30       28
EQ/BLACKROCK BASIC VALUE EQUITY..  0.60%          B        $  361.34      256
EQ/BLACKROCK BASIC VALUE EQUITY..  0.80%          B        $  348.00        3
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B        $  341.52       25

EQ/BOSTON ADVISORS EQUITY INCOME.  0.00%          A        $  143.34        4
EQ/BOSTON ADVISORS EQUITY INCOME.  0.60%          A        $  136.03       27
EQ/BOSTON ADVISORS EQUITY INCOME.  0.80%          A        $  133.66       --
EQ/BOSTON ADVISORS EQUITY INCOME.  0.90%          A        $  132.50        2
EQ/BOSTON ADVISORS EQUITY INCOME.  0.00%          B        $  197.51       58
EQ/BOSTON ADVISORS EQUITY INCOME.  0.60%          B        $  134.44       21

EQ/CALVERT SOCIALLY RESPONSIBLE..  0.00%          A        $  258.91        1
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.00%          B        $  162.21        5
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.60%          B        $  146.98        6
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.80%          B        $  142.20       --
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.90%          B        $  139.88       --

EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A        $   27.70       17
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A        $  240.00        3
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A        $  326.03       39
EQ/CAPITAL GUARDIAN RESEARCH.....  0.60%          A        $  206.84        3
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          B        $  247.65       45
EQ/CAPITAL GUARDIAN RESEARCH.....  0.60%          B        $  224.46      340
EQ/CAPITAL GUARDIAN RESEARCH.....  0.80%          B        $  217.19        3
EQ/CAPITAL GUARDIAN RESEARCH.....  0.90%          B        $  213.65       29

EQ/COMMON STOCK INDEX............  0.00%          A        $   25.92      115
EQ/COMMON STOCK INDEX............  0.00%          A        $  534.69      383
EQ/COMMON STOCK INDEX............  0.60%          A        $1,357.39      752
EQ/COMMON STOCK INDEX............  0.80%          A        $  325.95       36
EQ/COMMON STOCK INDEX............  0.90%          A        $  554.08      162
EQ/COMMON STOCK INDEX............  0.00%          B        $  166.98      228
EQ/COMMON STOCK INDEX............  0.60%          B        $  182.07      788

EQ/CORE BOND INDEX...............  0.00%          A        $  133.51      126
EQ/CORE BOND INDEX...............  0.00%          A        $  139.54        4
EQ/CORE BOND INDEX...............  0.60%          A        $  131.55        3
EQ/CORE BOND INDEX...............  0.60%          A        $  157.26       64
EQ/CORE BOND INDEX...............  0.80%          A        $  124.62       --
EQ/CORE BOND INDEX...............  0.90%          A        $  122.87       10
EQ/CORE BOND INDEX...............  0.00%          B        $  138.72       77
EQ/CORE BOND INDEX...............  0.60%          B        $  153.67       12
EQ/CORE BOND INDEX...............  0.60%          B        $  156.34       68

EQ/EQUITY 500 INDEX..............  0.00%          A        $   25.27      491
EQ/EQUITY 500 INDEX..............  0.00%          A        $  607.76      328
EQ/EQUITY 500 INDEX..............  0.60%          A        $  538.51      484
EQ/EQUITY 500 INDEX..............  0.80%          A        $  362.98       10
EQ/EQUITY 500 INDEX..............  0.90%          A        $  504.12       86
EQ/EQUITY 500 INDEX..............  0.00%          B        $  183.95      539
EQ/EQUITY 500 INDEX..............  0.60%          B        $  171.99      534

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                   -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          A         $ 13.04         17
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          A         $130.42          4
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          B         $134.16         16
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          B         $167.33         35
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.60%          B         $127.32         40
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.80%          B         $125.10         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.90%          B         $124.01          5

EQ/GAMCO SMALL COMPANY VALUE......  0.00%          A         $ 17.50        144
EQ/GAMCO SMALL COMPANY VALUE......  0.00%          A         $175.04         12
EQ/GAMCO SMALL COMPANY VALUE......  0.00%          B         $201.08         16
EQ/GAMCO SMALL COMPANY VALUE......  0.00%          B         $307.85        266
EQ/GAMCO SMALL COMPANY VALUE......  0.60%          B         $190.82        262
EQ/GAMCO SMALL COMPANY VALUE......  0.80%          B         $187.51          1
EQ/GAMCO SMALL COMPANY VALUE......  0.90%          B         $185.87         21

EQ/GLOBAL BOND PLUS...............  0.00%          A         $ 12.00         29
EQ/GLOBAL BOND PLUS...............  0.00%          A         $137.20         26
EQ/GLOBAL BOND PLUS...............  0.60%          A         $121.93         30
EQ/GLOBAL BOND PLUS...............  0.80%          A         $119.81         --
EQ/GLOBAL BOND PLUS...............  0.90%          A         $118.77          8
EQ/GLOBAL BOND PLUS...............  0.00%          B         $130.75         45
EQ/GLOBAL BOND PLUS...............  0.60%          B         $120.50         21

EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          A         $ 11.21         50
EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          A         $233.88        174
EQ/INTERMEDIATE GOVERNMENT BOND...  0.60%          A         $252.20         83
EQ/INTERMEDIATE GOVERNMENT BOND...  0.80%          A         $178.41          1
EQ/INTERMEDIATE GOVERNMENT BOND...  0.90%          A         $201.98         15
EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          B         $123.26          3
EQ/INTERMEDIATE GOVERNMENT BOND...  0.00%          B         $167.94         25
EQ/INTERMEDIATE GOVERNMENT BOND...  0.60%          B         $151.91         92

EQ/INTERNATIONAL EQUITY INDEX.....  0.00%          A         $ 16.12        131
EQ/INTERNATIONAL EQUITY INDEX.....  0.00%          A         $186.71        219
EQ/INTERNATIONAL EQUITY INDEX.....  0.60%          A         $164.79      1,046
EQ/INTERNATIONAL EQUITY INDEX.....  0.80%          A         $133.92          9
EQ/INTERNATIONAL EQUITY INDEX.....  0.90%          A         $154.77        101
EQ/INTERNATIONAL EQUITY INDEX.....  0.00%          B         $127.47        152
EQ/INTERNATIONAL EQUITY INDEX.....  0.60%          B         $122.39        272
EQ/INTERNATIONAL EQUITY INDEX.....  0.90%          B         $113.94         --

EQ/INVESCO COMSTOCK...............  0.00%          A         $  9.72         10
EQ/INVESCO COMSTOCK...............  0.00%          A         $139.54         43
EQ/INVESCO COMSTOCK...............  0.60%          A         $132.42         39
EQ/INVESCO COMSTOCK...............  0.80%          A         $130.12         --
EQ/INVESCO COMSTOCK...............  0.90%          A         $128.99          8
EQ/INVESCO COMSTOCK...............  0.00%          B         $177.64         52
EQ/INVESCO COMSTOCK...............  0.60%          B         $130.81         19

EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          A         $ 25.46         25
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          A         $222.31         --
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          A         $289.59          5
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.00%          B         $270.42         34
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.60%          B         $169.61          9
EQ/JPMORGAN VALUE OPPORTUNITIES...  0.60%          B         $241.68         66

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                  -------- --------------- ---------- -----------
EQ/JPMORGAN VALUE OPPORTUNITIES..  0.80%          B         $232.76         1
EQ/JPMORGAN VALUE OPPORTUNITIES..  0.90%          B         $228.43        11

EQ/LARGE CAP GROWTH INDEX........  0.00%          A         $ 30.66        29
EQ/LARGE CAP GROWTH INDEX........  0.00%          A         $273.76         2
EQ/LARGE CAP GROWTH INDEX........  0.00%          A         $329.10        45
EQ/LARGE CAP GROWTH INDEX........  0.60%          A         $220.46         1
EQ/LARGE CAP GROWTH INDEX........  0.00%          B         $163.77       124
EQ/LARGE CAP GROWTH INDEX........  0.60%          B         $148.21       608
EQ/LARGE CAP GROWTH INDEX........  0.80%          B         $143.34         6
EQ/LARGE CAP GROWTH INDEX........  0.90%          B         $140.97        26

EQ/LARGE CAP VALUE INDEX.........  0.00%          A         $ 90.64        41
EQ/LARGE CAP VALUE INDEX.........  0.60%          A         $ 86.01        43
EQ/LARGE CAP VALUE INDEX.........  0.80%          A         $ 84.52        --
EQ/LARGE CAP VALUE INDEX.........  0.90%          A         $ 83.78        30
EQ/LARGE CAP VALUE INDEX.........  0.00%          B         $104.41        70
EQ/LARGE CAP VALUE INDEX.........  0.60%          B         $ 85.02        27

EQ/MFS INTERNATIONAL GROWTH......  0.00%          B         $115.61        72
EQ/MFS INTERNATIONAL GROWTH......  0.00%          B         $184.50        80
EQ/MFS INTERNATIONAL GROWTH......  0.60%          B         $109.72       112
EQ/MFS INTERNATIONAL GROWTH......  0.80%          B         $107.81        --
EQ/MFS INTERNATIONAL GROWTH......  0.90%          B         $106.87        21

EQ/MID CAP INDEX.................  0.00%          A         $ 28.88        59
EQ/MID CAP INDEX.................  0.00%          A         $223.26         1
EQ/MID CAP INDEX.................  0.00%          A         $330.36        78
EQ/MID CAP INDEX.................  0.60%          A         $227.90         3
EQ/MID CAP INDEX.................  0.00%          B         $211.01       116
EQ/MID CAP INDEX.................  0.60%          B         $192.41       284
EQ/MID CAP INDEX.................  0.80%          B         $186.55         2
EQ/MID CAP INDEX.................  0.90%          B         $183.70        17

EQ/MONEY MARKET..................  0.00%          A         $ 10.00        72
EQ/MONEY MARKET..................  0.00%          A         $ 10.04       874
EQ/MONEY MARKET..................  0.00%          A         $172.07       212
EQ/MONEY MARKET..................  0.60%          A         $242.92       272
EQ/MONEY MARKET..................  0.80%          A         $136.64         2
EQ/MONEY MARKET..................  0.90%          A         $150.92        27
EQ/MONEY MARKET..................  0.00%          B         $131.49       158
EQ/MONEY MARKET..................  0.60%          B         $124.42       185

EQ/MORGAN STANLEY MID CAP GROWTH.  0.00%          A         $164.82        45
EQ/MORGAN STANLEY MID CAP GROWTH.  0.60%          A         $156.41        78
EQ/MORGAN STANLEY MID CAP GROWTH.  0.80%          A         $153.69         1
EQ/MORGAN STANLEY MID CAP GROWTH.  0.90%          A         $152.35         5
EQ/MORGAN STANLEY MID CAP GROWTH.  0.00%          B         $238.53        69
EQ/MORGAN STANLEY MID CAP GROWTH.  0.60%          B         $154.57        36

EQ/PIMCO ULTRA SHORT BOND........  0.00%          A         $115.56        59
EQ/PIMCO ULTRA SHORT BOND........  0.60%          A         $ 99.83         3
EQ/PIMCO ULTRA SHORT BOND........  0.60%          A         $109.66        73
EQ/PIMCO ULTRA SHORT BOND........  0.80%          A         $107.76        --
EQ/PIMCO ULTRA SHORT BOND........  0.90%          A         $106.82        10
EQ/PIMCO ULTRA SHORT BOND........  0.00%          B         $118.43        91
EQ/PIMCO ULTRA SHORT BOND........  0.60%          B         $109.08        62

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
EQ/QUALITY BOND PLUS............................  0.00%          A         $ 12.12        37
EQ/QUALITY BOND PLUS............................  0.00%          A         $250.53        58
EQ/QUALITY BOND PLUS............................  0.60%          A         $206.72       102
EQ/QUALITY BOND PLUS............................  0.80%          A         $187.97         1
EQ/QUALITY BOND PLUS............................  0.90%          A         $193.27        10
EQ/QUALITY BOND PLUS............................  0.00%          B         $169.05        35
EQ/QUALITY BOND PLUS............................  0.60%          B         $152.67        97

EQ/SMALL COMPANY INDEX..........................  0.00%          A         $ 25.33        48
EQ/SMALL COMPANY INDEX..........................  0.00%          A         $150.41         1
EQ/SMALL COMPANY INDEX..........................  0.00%          A         $375.73        53
EQ/SMALL COMPANY INDEX..........................  0.60%          A         $238.69         9
EQ/SMALL COMPANY INDEX..........................  0.60%          A         $307.90        57
EQ/SMALL COMPANY INDEX..........................  0.80%          A         $298.43        --
EQ/SMALL COMPANY INDEX..........................  0.90%          A         $294.64         7
EQ/SMALL COMPANY INDEX..........................  0.00%          B         $272.79        74
EQ/SMALL COMPANY INDEX..........................  0.60%          B         $267.98         1
EQ/SMALL COMPANY INDEX..........................  0.60%          B         $271.46        29
EQ/SMALL COMPANY INDEX..........................  0.90%          B         $257.52        --

EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $ 32.65       123
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $187.99        --
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $188.38        --
EQ/T. ROWE PRICE GROWTH STOCK...................  0.60%          A         $178.59         2
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          B         $185.62        40
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          B         $220.65       124
EQ/T. ROWE PRICE GROWTH STOCK...................  0.60%          B         $176.35       236
EQ/T. ROWE PRICE GROWTH STOCK...................  0.80%          B         $173.35         1
EQ/T. ROWE PRICE GROWTH STOCK...................  0.90%          B         $171.87        15

EQ/UBS GROWTH & INCOME..........................  0.00%          B         $144.50         3
EQ/UBS GROWTH & INCOME..........................  0.00%          B         $207.72        24
EQ/UBS GROWTH & INCOME..........................  0.60%          B         $137.13        44
EQ/UBS GROWTH & INCOME..........................  0.80%          B         $134.74        --
EQ/UBS GROWTH & INCOME..........................  0.90%          B         $133.57         4

EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $ 28.11       101
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $264.55        --
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $372.96        23
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          B         $213.39       165
EQ/WELLS FARGO OMEGA GROWTH.....................  0.60%          B         $187.41       187
EQ/WELLS FARGO OMEGA GROWTH.....................  0.80%          B         $187.14         1
EQ/WELLS FARGO OMEGA GROWTH.....................  0.90%          B         $184.08        11

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.00%   SERVICE CLASS 2  $ 21.71        10
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.00%   SERVICE CLASS 2  $224.46         5

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 26.76       111
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $176.98       110
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $335.66        25
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.60%   SERVICE CLASS 2  $171.02       320
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.80%   SERVICE CLASS 2  $169.07        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.90%   SERVICE CLASS 2  $168.10         4

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 23.29        28
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $247.63         2

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                          UNITS
                                                   CONTRACT                            OUTSTANDING
                                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                   -------- --------------- ---------- -----------
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.  0.00%   SERVICE CLASS 2  $ 10.03        64
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO.  0.00%   SERVICE CLASS 2  $100.30         3

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 24.84        40
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $179.47        15
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $243.82         1
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.60%   SERVICE CLASS 2  $173.43        18
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.........  0.90%   SERVICE CLASS 2  $170.47         1

FIDELITY(R) VIP HIGH INCOME PORTFOLIO.............  0.00%   SERVICE CLASS 2  $ 20.71        60
FIDELITY(R) VIP HIGH INCOME PORTFOLIO.............  0.00%   SERVICE CLASS 2  $215.48        10

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...  0.00%   SERVICE CLASS 2  $ 14.91       376
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO...  0.00%   SERVICE CLASS 2  $163.80         9

FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $ 27.06        73
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $164.04        50
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.00%   SERVICE CLASS 2  $431.25        11
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.60%   SERVICE CLASS 2  $158.52        35
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.80%   SERVICE CLASS 2  $156.71        --
FIDELITY(R) VIP MID CAP PORTFOLIO.................  0.90%   SERVICE CLASS 2  $155.81         2

FIDELITY(R) VIP VALUE PORTFOLIO...................  0.00%   SERVICE CLASS 2  $ 29.42         8
FIDELITY(R) VIP VALUE PORTFOLIO...................  0.00%   SERVICE CLASS 2  $266.25         4

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........  0.00%   SERVICE CLASS 2  $ 32.20         3
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO........  0.00%   SERVICE CLASS 2  $330.17         1

FRANKLIN MUTUAL SHARES VIP FUND...................  0.00%       CLASS 2      $ 15.21        36
FRANKLIN MUTUAL SHARES VIP FUND...................  0.00%       CLASS 2      $152.09        41
FRANKLIN MUTUAL SHARES VIP FUND...................  0.60%       CLASS 2      $146.97        18
FRANKLIN MUTUAL SHARES VIP FUND...................  0.80%       CLASS 2      $145.29        --
FRANKLIN MUTUAL SHARES VIP FUND...................  0.90%       CLASS 2      $144.46         7

FRANKLIN RISING DIVIDENDS VIP FUND................  0.00%       CLASS 2      $174.89       133
FRANKLIN RISING DIVIDENDS VIP FUND................  0.60%       CLASS 2      $169.00       150
FRANKLIN RISING DIVIDENDS VIP FUND................  0.80%       CLASS 2      $167.07        --
FRANKLIN RISING DIVIDENDS VIP FUND................  0.90%       CLASS 2      $166.12         5

FRANKLIN SMALL CAP VALUE VIP FUND.................  0.00%       CLASS 2      $ 15.44        92
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.00%       CLASS 2      $154.43        12
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.60%       CLASS 2      $149.22        13
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.80%       CLASS 2      $147.52        --
FRANKLIN SMALL CAP VALUE VIP FUND.................  0.90%       CLASS 2      $146.68         1

FRANKLIN STRATEGIC INCOME VIP FUND................  0.00%       CLASS 2      $123.13       139
FRANKLIN STRATEGIC INCOME VIP FUND................  0.60%       CLASS 2      $118.99        87
FRANKLIN STRATEGIC INCOME VIP FUND................  0.80%       CLASS 2      $117.63        --
FRANKLIN STRATEGIC INCOME VIP FUND................  0.90%       CLASS 2      $116.96        14

GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.00%   SERVICE SHARES   $162.70        39
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.60%   SERVICE SHARES   $157.21        23
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.80%   SERVICE SHARES   $155.42        --
GOLDMAN SACHS VIT MID CAP VALUE FUND..............  0.90%   SERVICE SHARES   $154.53         1

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%      SERIES II     $ 16.37       127
INVESCO V.I. DIVERSIFIED DIVIDEND FUND............  0.00%      SERIES II     $163.68         9

INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.00%      SERIES II     $ 15.31       132
INVESCO V.I. GLOBAL REAL ESTATE FUND..............  0.00%      SERIES II     $153.07       126

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                     -------- --------------- ---------- -----------
INVESCO V.I. GLOBAL REAL ESTATE FUND................  0.60%     SERIES II      $147.91        69
INVESCO V.I. GLOBAL REAL ESTATE FUND................  0.80%     SERIES II      $146.22        --
INVESCO V.I. GLOBAL REAL ESTATE FUND................  0.90%     SERIES II      $145.39         8

INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.00%     SERIES II      $ 13.70       243
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.00%     SERIES II      $136.96       124
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.60%     SERIES II      $132.34        72
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.80%     SERIES II      $130.83        --
INVESCO V.I. INTERNATIONAL GROWTH FUND..............  0.90%     SERIES II      $130.09         5

INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.00%     SERIES II      $ 13.93         8
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.00%     SERIES II      $139.29        11
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.60%     SERIES II      $134.59        10
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.80%     SERIES II      $133.06        --
INVESCO V.I. MID CAP CORE EQUITY FUND...............  0.90%     SERIES II      $132.30        --

INVESCO V.I. SMALL CAP EQUITY FUND..................  0.00%     SERIES II      $ 16.25         8
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.00%     SERIES II      $162.53        17
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.60%     SERIES II      $157.06         9
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.80%     SERIES II      $155.27        --
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.90%     SERIES II      $154.38        --

IVY FUNDS VIP DIVIDEND OPPORTUNITIES................  0.00%   COMMON SHARES    $ 16.09        24
IVY FUNDS VIP DIVIDEND OPPORTUNITIES................  0.00%   COMMON SHARES    $160.95         1

IVY FUNDS VIP ENERGY................................  0.00%   COMMON SHARES    $  9.39        57
IVY FUNDS VIP ENERGY................................  0.00%   COMMON SHARES    $ 93.87        77
IVY FUNDS VIP ENERGY................................  0.60%   COMMON SHARES    $ 90.71        59
IVY FUNDS VIP ENERGY................................  0.80%   COMMON SHARES    $ 89.67        --
IVY FUNDS VIP ENERGY................................  0.90%   COMMON SHARES    $ 89.16        13

IVY FUNDS VIP HIGH INCOME...........................  0.00%   COMMON SHARES    $  9.86       179
IVY FUNDS VIP HIGH INCOME...........................  0.00%   COMMON SHARES    $ 98.63       122
IVY FUNDS VIP HIGH INCOME...........................  0.60%   COMMON SHARES    $ 97.07        64
IVY FUNDS VIP HIGH INCOME...........................  0.80%   COMMON SHARES    $ 96.56        --
IVY FUNDS VIP HIGH INCOME...........................  0.90%   COMMON SHARES    $ 96.30         4

IVY FUNDS VIP MID CAP GROWTH........................  0.00%   COMMON SHARES    $ 17.27       115
IVY FUNDS VIP MID CAP GROWTH........................  0.00%   COMMON SHARES    $172.66        76
IVY FUNDS VIP MID CAP GROWTH........................  0.60%   COMMON SHARES    $166.85        73
IVY FUNDS VIP MID CAP GROWTH........................  0.80%   COMMON SHARES    $164.94        --
IVY FUNDS VIP MID CAP GROWTH........................  0.90%   COMMON SHARES    $164.00         5

IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $ 19.92        66
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $132.86        73
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $199.21        18
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.60%   COMMON SHARES    $130.76        86
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.80%   COMMON SHARES    $130.06        --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.90%   COMMON SHARES    $129.71         5

IVY FUNDS VIP SMALL CAP GROWTH......................  0.00%   COMMON SHARES    $ 15.84        20
IVY FUNDS VIP SMALL CAP GROWTH......................  0.00%   COMMON SHARES    $158.38        27
IVY FUNDS VIP SMALL CAP GROWTH......................  0.60%   COMMON SHARES    $153.04        26
IVY FUNDS VIP SMALL CAP GROWTH......................  0.80%   COMMON SHARES    $151.30        --
IVY FUNDS VIP SMALL CAP GROWTH......................  0.90%   COMMON SHARES    $150.43         2

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%   SERVICE SHARES   $  8.59       158
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%   SERVICE SHARES   $ 85.89       288

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                       -------- --------------- ---------- -----------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...  0.60%   SERVICE SHARES  $   83.00      145
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...  0.80%   SERVICE SHARES  $   82.05       --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...  0.90%   SERVICE SHARES  $   81.58       11

MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.00%   SERVICE CLASS   $   16.70      197
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.00%   SERVICE CLASS   $  166.99      233
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.60%   SERVICE CLASS   $  161.36      156
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.80%   SERVICE CLASS   $  159.52       --
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................  0.90%   SERVICE CLASS   $  158.61       14

MFS(R) INVESTORS TRUST SERIES.........................  0.00%   SERVICE CLASS   $  173.66        7
MFS(R) INVESTORS TRUST SERIES.........................  0.60%   SERVICE CLASS   $  167.81        6
MFS(R) INVESTORS TRUST SERIES.........................  0.80%   SERVICE CLASS   $  165.90       --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.00%   SERVICE CLASS   $  178.35        6
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.60%   SERVICE CLASS   $  172.34        7
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.80%   SERVICE CLASS   $  170.38       --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.  0.90%   SERVICE CLASS   $  169.40       --

MFS(R) UTILITIES SERIES...............................  0.00%   SERVICE CLASS   $   15.48       76
MFS(R) UTILITIES SERIES...............................  0.00%   SERVICE CLASS   $  154.79        3

MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         A         $   27.85       14
MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         A         $  157.58       --
MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         A         $  289.86      159
MULTIMANAGER AGGRESSIVE EQUITY........................  0.60%         A         $  219.42        4
MULTIMANAGER AGGRESSIVE EQUITY........................  0.60%         A         $1,114.42      269
MULTIMANAGER AGGRESSIVE EQUITY........................  0.80%         A         $  162.61       17
MULTIMANAGER AGGRESSIVE EQUITY........................  0.90%         A         $  290.74       79
MULTIMANAGER AGGRESSIVE EQUITY........................  0.00%         B         $  147.63       53
MULTIMANAGER AGGRESSIVE EQUITY........................  0.60%         B         $  134.13      141

MULTIMANAGER CORE BOND................................  0.00%         A         $   13.56       39
MULTIMANAGER CORE BOND................................  0.00%         A         $  160.01        3
MULTIMANAGER CORE BOND................................  0.00%         A         $  169.33      110
MULTIMANAGER CORE BOND................................  0.60%         A         $  164.16        7
MULTIMANAGER CORE BOND................................  0.00%         B         $  174.54       97
MULTIMANAGER CORE BOND................................  0.60%         B         $  160.44      190
MULTIMANAGER CORE BOND................................  0.80%         B         $  155.98       --
MULTIMANAGER CORE BOND................................  0.90%         B         $  153.79       17

MULTIMANAGER MID CAP GROWTH...........................  0.00%         A         $  358.68       30
MULTIMANAGER MID CAP GROWTH...........................  0.60%         A         $  201.54        1
MULTIMANAGER MID CAP GROWTH...........................  0.00%         B         $  316.79       11
MULTIMANAGER MID CAP GROWTH...........................  0.60%         B         $  187.99       78
MULTIMANAGER MID CAP GROWTH...........................  0.80%         B         $  286.10       --
MULTIMANAGER MID CAP GROWTH...........................  0.90%         B         $  180.20        8

MULTIMANAGER MID CAP VALUE............................  0.00%         A         $   26.41       12
MULTIMANAGER MID CAP VALUE............................  0.00%         A         $  232.33        2
MULTIMANAGER MID CAP VALUE............................  0.00%         A         $  352.93       25
MULTIMANAGER MID CAP VALUE............................  0.60%         A         $  215.41        1
MULTIMANAGER MID CAP VALUE............................  0.00%         B         $  231.18       28
MULTIMANAGER MID CAP VALUE............................  0.60%         B         $  212.50      122
MULTIMANAGER MID CAP VALUE............................  0.80%         B         $  206.58       --
MULTIMANAGER MID CAP VALUE............................  0.90%         B         $  203.69       11

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2015

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)***
                                                 -------- --------------- ---------- -----------
MULTIMANAGER TECHNOLOGY.........................  0.00%          A         $ 33.38        10
MULTIMANAGER TECHNOLOGY.........................  0.00%          A         $466.60        32
MULTIMANAGER TECHNOLOGY.........................  0.60%          A         $239.90         3
MULTIMANAGER TECHNOLOGY.........................  0.00%          B         $379.34        41
MULTIMANAGER TECHNOLOGY.........................  0.60%          B         $214.93       248
MULTIMANAGER TECHNOLOGY.........................  0.80%          B         $342.59         1
MULTIMANAGER TECHNOLOGY.........................  0.90%          B         $206.03        11

NATURAL RESOURCES PORTFOLIO.....................  0.00%      CLASS II      $ 12.68        44
NATURAL RESOURCES PORTFOLIO.....................  0.00%      CLASS II      $ 49.32        42

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.00%    ADVISOR CLASS   $ 62.19        91
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.60%    ADVISOR CLASS   $ 60.10        33
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.80%    ADVISOR CLASS   $ 59.41        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.  0.90%    ADVISOR CLASS   $ 59.07         8

PIMCO REAL RETURN PORTFOLIO.....................  0.00%    ADVISOR CLASS   $ 11.57        80
PIMCO REAL RETURN PORTFOLIO.....................  0.00%    ADVISOR CLASS   $115.70       131
PIMCO REAL RETURN PORTFOLIO.....................  0.60%    ADVISOR CLASS   $111.81        60
PIMCO REAL RETURN PORTFOLIO.....................  0.80%    ADVISOR CLASS   $110.53        --
PIMCO REAL RETURN PORTFOLIO.....................  0.90%    ADVISOR CLASS   $109.90         5

PIMCO TOTAL RETURN PORTFOLIO....................  0.00%    ADVISOR CLASS   $ 12.14       283
PIMCO TOTAL RETURN PORTFOLIO....................  0.00%    ADVISOR CLASS   $121.43       291
PIMCO TOTAL RETURN PORTFOLIO....................  0.60%    ADVISOR CLASS   $117.34       187
PIMCO TOTAL RETURN PORTFOLIO....................  0.80%    ADVISOR CLASS   $116.00         1
PIMCO TOTAL RETURN PORTFOLIO....................  0.90%    ADVISOR CLASS   $115.34        23

T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.00%      CLASS II      $152.88        44
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.60%      CLASS II      $147.73        68
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.80%      CLASS II      $146.05        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II........  0.90%      CLASS II      $145.21         3

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......  0.00%      CLASS II      $ 34.22        74
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II......  0.00%      CLASS II      $342.16        10

TARGET 2015 ALLOCATION..........................  0.00%          B         $ 17.06        12
TARGET 2015 ALLOCATION..........................  0.00%          B         $134.09        --

TARGET 2025 ALLOCATION..........................  0.00%          B         $ 18.68        45
TARGET 2025 ALLOCATION..........................  0.00%          B         $ 94.18        --
TARGET 2025 ALLOCATION..........................  0.00%          B         $138.98         1
TARGET 2025 ALLOCATION..........................  0.60%          B         $ 93.80         3

TARGET 2035 ALLOCATION..........................  0.00%          B         $ 19.81        21
TARGET 2035 ALLOCATION..........................  0.00%          B         $ 93.85         1
TARGET 2035 ALLOCATION..........................  0.00%          B         $141.87         2
TARGET 2035 ALLOCATION..........................  0.60%          B         $ 93.47        --

TARGET 2045 ALLOCATION..........................  0.00%          B         $ 20.78        14
TARGET 2045 ALLOCATION..........................  0.00%          B         $ 93.31         1
TARGET 2045 ALLOCATION..........................  0.00%          B         $142.67         1
TARGET 2045 ALLOCATION..........................  0.60%          B         $ 92.93        --

TARGET 2055 ALLOCATION..........................  0.00%          B         $ 93.79        --

TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.00%       CLASS 2      $ 78.96        62
TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.60%       CLASS 2      $ 76.30        36
TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.80%       CLASS 2      $ 75.43        --
TEMPLETON DEVELOPING MARKETS VIP FUND...........  0.90%       CLASS 2      $ 74.99         3

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2015

                                                                                           UNITS
                                               CONTRACT                                 OUTSTANDING
                                               CHARGES*     SHARE CLASS**    UNIT VALUE (000'S)***
                                               -------- -------------------- ---------- -----------
TEMPLETON GLOBAL BOND VIP FUND................  0.00%         CLASS 2         $ 11.88       186
TEMPLETON GLOBAL BOND VIP FUND................  0.00%         CLASS 2         $118.80       217
TEMPLETON GLOBAL BOND VIP FUND................  0.60%         CLASS 2         $114.80       114
TEMPLETON GLOBAL BOND VIP FUND................  0.80%         CLASS 2         $113.49        --
TEMPLETON GLOBAL BOND VIP FUND................  0.90%         CLASS 2         $112.84        12

TEMPLETON GROWTH VIP FUND.....................  0.00%         CLASS 2         $139.77        17
TEMPLETON GROWTH VIP FUND.....................  0.60%         CLASS 2         $135.06        14
TEMPLETON GROWTH VIP FUND.....................  0.80%         CLASS 2         $133.52        --
TEMPLETON GROWTH VIP FUND.....................  0.90%         CLASS 2         $132.75         2

VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.00%      CLASS S SHARES     $ 59.42        88
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.60%      CLASS S SHARES     $ 57.41        55
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.80%      CLASS S SHARES     $ 56.76        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...........  0.90%      CLASS S SHARES     $ 56.43         4

VANGUARD VARIABLE INSURANCE FUND-EQUITY INDEX
 PORTFOLIO....................................  0.60%   INVESTOR SHARE CLASS  $212.51        37

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                           ALL ASSET
                                                                   ALL ASSET   ALL ASSET   MODERATE   AMERICAN CENTURY
                                                                  AGGRESSIVE-   GROWTH-     GROWTH-      VP MID CAP
                                                                    ALT 25*     ALT 20*     ALT 15*      VALUE FUND
                                                                  ----------- -----------  ---------  ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.................................  $  36,493  $   151,343  $  48,053    $   505,173
 Expenses:
   Asset-based charges...........................................      5,581       35,022      2,754        102,180
                                                                   ---------  -----------  ---------    -----------

NET INVESTMENT INCOME (LOSS).....................................     30,912      116,321     45,299        402,993
                                                                   ---------  -----------  ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments.......................    (28,181)     135,371    (31,472)     1,369,743
   Net realized gain distribution from the Portfolios............     70,028      508,235     43,360      1,497,565
                                                                   ---------  -----------  ---------    -----------
 Net realized gain (loss) on investments.........................     41,847      643,606     11,888      2,867,308
                                                                   ---------  -----------  ---------    -----------

 Net change in unrealized appreciation (depreciation) of
   investments...................................................   (296,469)  (1,467,945)  (279,742)    (3,905,191)
                                                                   ---------  -----------  ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...........   (254,622)    (824,339)  (267,854)    (1,037,883)
                                                                   ---------  -----------  ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..  $(223,710) $  (708,018) $(222,555)   $  (634,890)
                                                                   =========  ===========  =========    ===========

                                                                    AMERICAN FUNDS
                                                                  INSURANCE SERIES(R) AMERICAN FUNDS
                                                                     GLOBAL SMALL       INSURANCE
                                                                    CAPITALIZATION    SERIES(R) NEW
                                                                       FUND/SM/       WORLD FUND(R)
                                                                  ------------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.................................      $      --        $  28,522
 Expenses:
   Asset-based charges...........................................          6,438           10,337
                                                                       ---------        ---------

NET INVESTMENT INCOME (LOSS).....................................         (6,438)          18,185
                                                                       ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments.......................        (17,757)        (195,660)
   Net realized gain distribution from the Portfolios............        210,196          272,800
                                                                       ---------        ---------
 Net realized gain (loss) on investments.........................        192,439           77,140
                                                                       ---------        ---------

 Net change in unrealized appreciation (depreciation) of
   investments...................................................       (335,896)        (328,097)
                                                                       ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...........       (143,457)        (250,957)
                                                                       ---------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..      $(149,895)       $(232,772)
                                                                       =========        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               AXA 400     AXA 500    AXA 2000
                                                               MANAGED     MANAGED     MANAGED   AXA AGGRESSIVE AXA BALANCED
                                                             VOLATILITY* VOLATILITY* VOLATILITY*  ALLOCATION*    STRATEGY*
                                                             ----------- ----------- ----------- -------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  18,196   $  54,377   $   9,611   $  1,332,902   $ 239,438
 Expenses:
   Asset-based charges......................................      9,584      19,276       7,990        258,437          --
                                                              ---------   ---------   ---------   ------------   ---------

NET INVESTMENT INCOME (LOSS)................................      8,612      35,101       1,621      1,074,465     239,438
                                                              ---------   ---------   ---------   ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    100,811     256,471      50,059      3,227,929      92,581
   Net realized gain distribution from the Portfolios.......    174,975     102,879      97,061      8,610,352     184,613
                                                              ---------   ---------   ---------   ------------   ---------
 Net realized gain (loss) on investments....................    275,786     359,350     147,120     11,838,281     277,194
                                                              ---------   ---------   ---------   ------------   ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (419,615)   (417,425)   (287,236)   (15,516,589)   (700,010)
                                                              ---------   ---------   ---------   ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (143,829)    (58,075)   (140,116)    (3,678,308)   (422,816)
                                                              ---------   ---------   ---------   ------------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(135,217)  $ (22,974)  $(138,495)  $ (2,603,843)  $(183,378)
                                                              =========   =========   =========   ============   =========

                                                             AXA CONSERVATIVE
                                                               ALLOCATION*
                                                             ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $ 277,588
 Expenses:
   Asset-based charges......................................      131,479
                                                                ---------

NET INVESTMENT INCOME (LOSS)................................      146,109
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (68,259)
   Net realized gain distribution from the Portfolios.......      590,146
                                                                ---------
 Net realized gain (loss) on investments....................      521,887
                                                                ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (845,099)
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (323,212)
                                                                ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $(177,103)
                                                                =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                     AXA
                                                                     AXA             AXA             AXA        GLOBAL EQUITY
                                                             CONSERVATIVE GROWTH CONSERVATIVE CONSERVATIVE-PLUS    MANAGED
                                                                  STRATEGY*       STRATEGY*      ALLOCATION*     VOLATILITY*
                                                             ------------------- ------------ ----------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................      $  52,826        $ 19,856      $   274,481     $ 1,316,994
 Expenses:
   Asset-based charges......................................             --              --           95,558         547,468
                                                                  ---------        --------      -----------     -----------

NET INVESTMENT INCOME (LOSS)................................         52,826          19,856          178,923         769,526
                                                                  ---------        --------      -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................         63,401           6,493          207,715       2,541,805
   Net realized gain distribution from the Portfolios.......         37,542           3,134        1,155,361              --
                                                                  ---------        --------      -----------     -----------
 Net realized gain (loss) on investments....................        100,943           9,627        1,363,076       2,541,805
                                                                  ---------        --------      -----------     -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................       (186,131)        (37,547)      (1,830,737)     (6,051,699)
                                                                  ---------        --------      -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......        (85,188)        (27,920)        (467,661)     (3,509,894)
                                                                  ---------        --------      -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................      $ (32,362)       $ (8,064)     $  (288,738)    $(2,740,368)
                                                                  =========        ========      ===========     ===========

                                                                                 AXA
                                                                 AXA      INTERNATIONAL CORE
                                                               GROWTH          MANAGED
                                                              STRATEGY*      VOLATILITY*
                                                             -----------  ------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   483,356     $    38,862
 Expenses:
   Asset-based charges......................................          --         207,627
                                                             -----------     -----------

NET INVESTMENT INCOME (LOSS)................................     483,356        (168,765)
                                                             -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     249,339         825,718
   Net realized gain distribution from the Portfolios.......     419,171              --
                                                             -----------     -----------
 Net realized gain (loss) on investments....................     668,510         825,718
                                                             -----------     -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,644,100)     (3,571,482)
                                                             -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (975,590)     (2,745,764)
                                                             -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (492,234)    $(2,914,529)
                                                             ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                  AXA           AXA           AXA             AXA
                                                             INTERNATIONAL INTERNATIONAL LARGE CAP CORE LARGE CAP GROWTH
                                                                MANAGED    VALUE MANAGED    MANAGED         MANAGED
                                                              VOLATILITY*   VOLATILITY*   VOLATILITY*     VOLATILITY*
                                                             ------------- ------------- -------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................   $     782    $    86,801   $   254,605     $    707,284
 Expenses:
   Asset-based charges......................................       4,869        311,041        54,048        1,082,185
                                                               ---------    -----------   -----------     ------------

NET INVESTMENT INCOME (LOSS)................................      (4,087)      (224,240)      200,557         (374,901)
                                                               ---------    -----------   -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (3,014)        22,639       879,622       14,304,482
   Net realized gain distribution from the Portfolios.......      57,917             --       392,314       10,727,031
                                                               ---------    -----------   -----------     ------------
 Net realized gain (loss) on investments....................      54,903         22,639     1,271,936       25,031,513
                                                               ---------    -----------   -----------     ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (122,244)    (2,468,388)   (1,398,547)     (15,570,393)
                                                               ---------    -----------   -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (67,341)    (2,445,749)     (126,611)       9,461,120
                                                               ---------    -----------   -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................   $ (71,428)   $(2,669,989)  $    73,946     $  9,086,219
                                                               =========    ===========   ===========     ============

                                                                   AXA            AXA
                                                             LARGE CAP VALUE MID CAP VALUE
                                                                 MANAGED        MANAGED
                                                               VOLATILITY*    VOLATILITY*
                                                             --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  6,395,049   $  1,591,069
 Expenses:
   Asset-based charges......................................     1,898,522        901,219
                                                              ------------   ------------

NET INVESTMENT INCOME (LOSS)................................     4,496,527        689,850
                                                              ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     3,031,387     10,016,316
   Net realized gain distribution from the Portfolios.......            --             --
                                                              ------------   ------------
 Net realized gain (loss) on investments....................     3,031,387     10,016,316
                                                              ------------   ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (25,638,035)   (18,646,381)
                                                              ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (22,606,648)    (8,630,065)
                                                              ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(18,110,121)  $ (7,940,215)
                                                              ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                  AXA            AXA            AXA         AXA/AB
                                                               MODERATE    MODERATE GROWTH MODERATE-PLUS   SMALL CAP
                                                              ALLOCATION*     STRATEGY*     ALLOCATION*     GROWTH*
                                                             ------------  --------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  7,830,270    $   883,989   $  3,843,441  $     93,170
 Expenses:
   Asset-based charges......................................    4,944,594             --        844,567       965,458
                                                             ------------    -----------   ------------  ------------

NET INVESTMENT INCOME (LOSS)................................    2,885,676        883,989      2,998,874      (872,288)
                                                             ------------    -----------   ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      857,880        616,529      1,612,523     5,501,499
   Net realized gain distribution from the Portfolios.......   34,041,374        793,462     19,743,467    21,286,436
                                                             ------------    -----------   ------------  ------------
 Net realized gain (loss) on investments....................   34,899,254      1,409,991     21,355,990    26,787,935
                                                             ------------    -----------   ------------  ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (50,142,497)    (3,067,544)   (30,416,499)  (31,960,172)
                                                             ------------    -----------   ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (15,243,243)    (1,657,553)    (9,060,509)   (5,172,237)
                                                             ------------    -----------   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $(12,357,567)   $  (773,564)  $ (6,061,635) $ (6,044,525)
                                                             ============    ===========   ============  ============

                                                                 AXA/          BLACKROCK
                                                             LOOMIS SAYLES GLOBAL ALLOCATION
                                                                GROWTH*        V.I. FUND
                                                             ------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   29,577       $  91,380
 Expenses:
   Asset-based charges......................................      65,653              --
                                                              ----------       ---------

NET INVESTMENT INCOME (LOSS)................................     (36,076)         91,380
                                                              ----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (15,906)       (320,280)
   Net realized gain distribution from the Portfolios.......     263,929         572,851
                                                              ----------       ---------
 Net realized gain (loss) on investments....................     248,023         252,571
                                                              ----------       ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   2,295,473        (281,268)
                                                              ----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   2,543,496         (28,697)
                                                              ----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $2,507,420       $  62,683
                                                              ==========       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                         EQ/
                                                             CHARTER/SM/  CHARTER/SM/  CHARTER/SM/    BLACKROCK      EQ/BOSTON
                                                             MULTI-SECTOR  SMALL CAP    SMALL CAP    BASIC VALUE  ADVISORS EQUITY
                                                                BOND*       GROWTH*       VALUE*       EQUITY*        INCOME*
                                                             ------------ -----------  -----------  ------------  ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $ 1,394,336  $    32,246  $   153,737  $  2,733,976    $   305,812
 Expenses:
   Asset-based charges......................................     390,698       19,916       78,434       772,088         43,551
                                                             -----------  -----------  -----------  ------------    -----------

NET INVESTMENT INCOME (LOSS)................................   1,003,638       12,330       75,303     1,961,888        262,261
                                                             -----------  -----------  -----------  ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (1,270,794)     386,736    1,030,645     8,277,931        680,265
   Net realized gain distribution from the Portfolios.......          --           --           --            --      1,699,550
                                                             -----------  -----------  -----------  ------------    -----------
 Net realized gain (loss) on investments....................  (1,270,794)     386,736    1,030,645     8,277,931      2,379,815
                                                             -----------  -----------  -----------  ------------    -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (625,415)  (1,109,153)  (5,207,967)  (23,808,225)    (3,020,312)
                                                             -----------  -----------  -----------  ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (1,896,209)    (722,417)  (4,177,322)  (15,530,294)      (640,497)
                                                             -----------  -----------  -----------  ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (892,571) $  (710,087) $(4,102,019) $(13,568,406)   $  (378,236)
                                                             ===========  ===========  ===========  ============    ===========

                                                              EQ/CALVERT
                                                               SOCIALLY
                                                             RESPONSIBLE*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  20,389
 Expenses:
   Asset-based charges......................................      4,880
                                                              ---------

NET INVESTMENT INCOME (LOSS)................................     15,509
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    111,410
   Net realized gain distribution from the Portfolios.......    210,785
                                                              ---------
 Net realized gain (loss) on investments....................    322,195
                                                              ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (332,743)
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (10,548)
                                                              ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $   4,961
                                                              =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                              EQ/CAPITAL    EQ/COMMON    EQ/CORE     EQ/EQUITY     EQ/GAMCO
                                                               GUARDIAN       STOCK       BOND          500       MERGERS AND
                                                              RESEARCH*      INDEX*      INDEX*       INDEX*     ACQUISITIONS*
                                                             -----------  ------------  ---------  ------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   660,228  $ 21,718,173  $ 796,631  $ 11,806,814    $      --
 Expenses:
   Asset-based charges......................................     539,090     8,441,225    156,208     2,652,589       35,615
                                                             -----------  ------------  ---------  ------------    ---------

NET INVESTMENT INCOME (LOSS)................................     121,138    13,276,948    640,423     9,154,225      (35,615)
                                                             -----------  ------------  ---------  ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   5,081,556    45,550,451     55,854    38,543,353      136,362
   Net realized gain distribution from the Portfolios.......          --            --         --    13,092,224      663,987
                                                             -----------  ------------  ---------  ------------    ---------
 Net realized gain (loss) on investments....................   5,081,556    45,550,451     55,854    51,635,577      800,349
                                                             -----------  ------------  ---------  ------------    ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (3,916,741)  (66,420,997)  (620,665)  (57,226,749)    (442,986)
                                                             -----------  ------------  ---------  ------------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   1,164,815   (20,870,546)  (564,811)   (5,591,172)     357,363
                                                             -----------  ------------  ---------  ------------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ 1,285,953  $ (7,593,598) $  75,612  $  3,563,053    $ 321,748
                                                             ===========  ============  =========  ============    =========

                                                               EQ/GAMCO
                                                             SMALL COMPANY
                                                                VALUE*
                                                             -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $    805,210
 Expenses:
   Asset-based charges......................................      372,372
                                                             ------------

NET INVESTMENT INCOME (LOSS)................................      432,838
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    6,389,664
   Net realized gain distribution from the Portfolios.......    7,803,737
                                                             ------------
 Net realized gain (loss) on investments....................   14,193,401
                                                             ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (23,639,812)
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (9,446,411)
                                                             ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (9,013,573)
                                                             ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                            EQ/
                                                                        INTERMEDIATE      EQ/                    EQ/JPMORGAN
                                                             EQ/GLOBAL   GOVERNMENT  INTERNATIONAL  EQ/INVESCO      VALUE
                                                             BOND PLUS*    BOND*     EQUITY INDEX*  COMSTOCK*   OPPORTUNITIES*
                                                             ---------- ------------ ------------- -----------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   8,197   $ 506,410   $  7,169,653  $   551,224   $   225,860
 Expenses:
   Asset-based charges......................................    51,279     258,576      1,519,239       59,663       136,103
                                                             ---------   ---------   ------------  -----------   -----------

NET INVESTMENT INCOME (LOSS)................................   (43,082)    247,834      5,650,414      491,561        89,757
                                                             ---------   ---------   ------------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................  (480,303)    419,315     (1,973,019)     898,563     2,320,971
   Net realized gain distribution from the Portfolios.......    23,392      94,659             --           --            --
                                                             ---------   ---------   ------------  -----------   -----------
 Net realized gain (loss) on investments....................  (456,911)    513,974     (1,973,019)     898,563     2,320,971
                                                             ---------   ---------   ------------  -----------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (266,877)   (640,827)   (10,756,200)  (3,002,888)   (3,303,606)
                                                             ---------   ---------   ------------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (723,788)   (126,853)   (12,729,219)  (2,104,325)     (982,635)
                                                             ---------   ---------   ------------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $(766,870)  $ 120,981   $ (7,078,805) $(1,612,764)  $  (892,878)
                                                             =========   =========   ============  ===========   ===========

                                                               EQ/LARGE
                                                              CAP GROWTH
                                                                INDEX*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  1,165,145
 Expenses:
   Asset-based charges......................................      611,092
                                                             ------------

NET INVESTMENT INCOME (LOSS)................................      554,053
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    6,231,722
   Net realized gain distribution from the Portfolios.......   11,832,526
                                                             ------------
 Net realized gain (loss) on investments....................   18,064,248
                                                             ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (12,845,810)
                                                             ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    5,218,438
                                                             ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  5,772,491
                                                             ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                                     EQ/
                                                              EQ/LARGE       EQ/MFS                             MORGAN STANLEY
                                                              CAP VALUE   INTERNATIONAL    EQ/MID     EQ/MONEY     MID CAP
                                                               INDEX*        GROWTH*     CAP INDEX*   MARKET*      GROWTH*
                                                             -----------  ------------- -----------  ---------  --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   387,055   $   236,767  $ 1,010,398  $      --   $        --
 Expenses:
   Asset-based charges......................................      60,494       103,735      392,117    659,391       130,225
                                                             -----------   -----------  -----------  ---------   -----------

NET INVESTMENT INCOME (LOSS)................................     326,561       133,032      618,281   (659,391)     (130,225)
                                                             -----------   -----------  -----------  ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   1,265,657       944,265    4,142,515       (519)      470,752
   Net realized gain distribution from the Portfolios.......     483,352       588,639           --        831     1,111,987
                                                             -----------   -----------  -----------  ---------   -----------
 Net realized gain (loss) on investments....................   1,749,009     1,532,904    4,142,515        312     1,582,739
                                                             -----------   -----------  -----------  ---------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (3,029,371)   (1,675,590)  (8,365,728)    (2,431)   (3,988,100)
                                                             -----------   -----------  -----------  ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (1,280,362)     (142,686)  (4,223,213)    (2,119)   (2,405,361)
                                                             -----------   -----------  -----------  ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (953,801)  $    (9,654) $(3,604,932) $(661,510)  $(2,535,586)
                                                             ===========   ===========  ===========  =========   ===========

                                                              EQ/PIMCO
                                                             ULTRA SHORT
                                                                BOND*
                                                             -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 164,039
 Expenses:
   Asset-based charges......................................    106,066
                                                              ---------

NET INVESTMENT INCOME (LOSS)................................     57,973
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    (86,263)
   Net realized gain distribution from the Portfolios.......         --
                                                              ---------
 Net realized gain (loss) on investments....................    (86,263)
                                                              ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (176,220)
                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (262,483)
                                                              ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(204,510)
                                                              =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                            EQ/
                                                                 EQ/        EQ/SMALL      T. ROWE       EQ/UBS         EQ/
                                                             QUALITY BOND   COMPANY     PRICE GROWTH   GROWTH &    WELLS FARGO
                                                                PLUS*        INDEX*        STOCK*      INCOME*    OMEGA GROWTH*
                                                             ------------ ------------  ------------ -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $ 661,546   $    687,044   $       --  $    71,350   $        --
 Expenses:
   Asset-based charges......................................    260,228        199,307      259,198       41,607       260,068
                                                              ---------   ------------   ----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)................................    401,318        487,737     (259,198)      29,743      (260,068)
                                                              ---------   ------------   ----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   (862,433)     2,179,774    3,332,491    1,065,884      (110,171)
   Net realized gain distribution from the Portfolios.......         --      5,984,686    3,029,789    1,573,791     6,035,160
                                                              ---------   ------------   ----------  -----------   -----------
 Net realized gain (loss) on investments....................   (862,433)     8,164,460    6,362,280    2,639,675     5,924,989
                                                              ---------   ------------   ----------  -----------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................    369,294    (12,289,217)     635,064   (2,891,098)   (4,528,855)
                                                              ---------   ------------   ----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (493,139)    (4,124,757)   6,997,344     (251,423)    1,396,134
                                                              ---------   ------------   ----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ (91,821)  $ (3,637,020)  $6,738,146  $  (221,680)  $ 1,136,066
                                                              =========   ============   ==========  ===========   ===========

                                                               FIDELITY(R)
                                                                VIP ASSET
                                                             MANAGER: GROWTH
                                                                PORTFOLIO
                                                             ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $  14,257
 Expenses:
   Asset-based charges......................................           --
                                                                ---------

NET INVESTMENT INCOME (LOSS)................................       14,257
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      115,611
   Net realized gain distribution from the Portfolios.......          900
                                                                ---------
 Net realized gain (loss) on investments....................      116,511
                                                                ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (134,182)
                                                                ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......      (17,671)
                                                                ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $  (3,414)
                                                                =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                         FIDELITY(R)  FIDELITY(R)   FIDELITY(R)
                                                                          FIDELITY(R)    VIP EQUITY- VIP GOVERNMENT VIP GROWTH &
                                                                       VIP CONTRAFUND(R)   INCOME     MONEY MARKET     INCOME
                                                                           PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                       ----------------- ----------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $    728,119     $  33,008       $110      $   143,852
  Expenses:
   Asset-based charges................................................        356,914            --         --           22,995
                                                                         ------------     ---------       ----      -----------

NET INVESTMENT INCOME (LOSS)..........................................        371,205        33,008        110          120,857
                                                                         ------------     ---------       ----      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      2,702,074         4,202         --          371,635
   Net realized gain distribution from the Portfolios.................      7,935,040        97,257         --          372,350
                                                                         ------------     ---------       ----      -----------
  Net realized gain (loss) on investments.............................     10,637,114       101,459         --          743,985
                                                                         ------------     ---------       ----      -----------

  Net change in unrealized appreciation (depreciation) of investments.    (11,146,011)     (182,104)        --       (1,074,627)
                                                                         ------------     ---------       ----      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................       (508,897)      (80,645)        --         (330,642)
                                                                         ------------     ---------       ----      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $   (137,692)    $ (47,637)      $110      $  (209,785)
                                                                         ============     =========       ====      ===========

                                                                       FIDELITY(R)  FIDELITY(R)
                                                                        VIP HIGH   VIP INVESTMENT
                                                                         INCOME      GRADE BOND
                                                                        PORTFOLIO    PORTFOLIO
                                                                       ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 259,608    $ 196,929
  Expenses:
   Asset-based charges................................................         --           --
                                                                        ---------    ---------

NET INVESTMENT INCOME (LOSS)..........................................    259,608      196,929
                                                                        ---------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (311,035)      54,914
   Net realized gain distribution from the Portfolios.................         --        5,496
                                                                        ---------    ---------
  Net realized gain (loss) on investments.............................   (311,035)      60,410
                                                                        ---------    ---------

  Net change in unrealized appreciation (depreciation) of investments.    (71,837)    (295,052)
                                                                        ---------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (382,872)    (234,642)
                                                                        ---------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(123,264)   $ (37,713)
                                                                        =========    =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                FIDELITY(R)
                                                                       FIDELITY(R)  FIDELITY(R)  VIP VALUE    FRANKLIN
                                                                       VIP MID CAP   VIP VALUE  STRATEGIES  MUTUAL SHARES
                                                                        PORTFOLIO    PORTFOLIO   PORTFOLIO    VIP FUND
                                                                       -----------  ----------- ----------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $    56,610   $  16,171   $  3,284    $   356,812
  Expenses:
   Asset-based charges................................................      37,298          --         --         24,291
                                                                       -----------   ---------   --------    -----------

NET INVESTMENT INCOME (LOSS)..........................................      19,312      16,171      3,284        332,521
                                                                       -----------   ---------   --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (646,158)     65,893     45,799        626,507
   Net realized gain distribution from the Portfolios.................   3,952,513     218,385        290        787,272
                                                                       -----------   ---------   --------    -----------
  Net realized gain (loss) on investments.............................   3,306,355     284,278     46,089      1,413,779
                                                                       -----------   ---------   --------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  (3,794,851)   (303,282)   (60,536)    (2,337,146)
                                                                       -----------   ---------   --------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (488,496)    (19,004)   (14,447)      (923,367)
                                                                       -----------   ---------   --------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (469,184)  $  (2,833)  $(11,163)   $  (590,846)
                                                                       ===========   =========   ========    ===========

                                                                           FRANKLIN        FRANKLIN
                                                                       RISING DIVIDENDS SMALL CAP VALUE
                                                                           VIP FUND        VIP FUND
                                                                       ---------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $    739,248     $    35,167
  Expenses:
   Asset-based charges................................................        173,522          14,022
                                                                         ------------     -----------

NET INVESTMENT INCOME (LOSS)..........................................        565,726          21,145
                                                                         ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      2,079,436         (68,104)
   Net realized gain distribution from the Portfolios.................      5,471,020         808,785
                                                                         ------------     -----------
  Net realized gain (loss) on investments.............................      7,550,456         740,681
                                                                         ------------     -----------

  Net change in unrealized appreciation (depreciation) of investments.    (10,135,616)     (1,197,710)
                                                                         ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (2,585,160)       (457,029)
                                                                         ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ (2,019,434)    $  (435,884)
                                                                         ============     ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                          INVESCO V.I.
                                                                           FRANKLIN     GOLDMAN SACHS VIT DIVERSIFIED
                                                                       STRATEGIC INCOME   MID CAP VALUE     DIVIDEND
                                                                           VIP FUND           FUND            FUND
                                                                       ---------------- ----------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $ 1,874,507       $    12,744      $ 48,269
  Expenses:
   Asset-based charges................................................        83,271            28,706            --
                                                                         -----------       -----------      --------

NET INVESTMENT INCOME (LOSS)..........................................     1,791,236           (15,962)       48,269
                                                                         -----------       -----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      (659,110)          (52,969)       65,282
   Net realized gain distribution from the Portfolios.................       497,810           813,692            --
                                                                         -----------       -----------      --------
  Net realized gain (loss) on investments.............................      (161,300)          760,723        65,282
                                                                         -----------       -----------      --------

  Net change in unrealized appreciation (depreciation) of investments.    (2,867,623)       (1,913,667)      (84,879)
                                                                         -----------       -----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................    (3,028,923)       (1,152,944)      (19,597)
                                                                         -----------       -----------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $(1,237,687)      $(1,168,906)     $ 28,672
                                                                         ===========       ===========      ========

                                                                       INVESCO V.I.               INVESCO V.I.
                                                                          GLOBAL    INVESCO V.I.    MID CAP
                                                                       REAL ESTATE  INTERNATIONAL CORE EQUITY
                                                                           FUND      GROWTH FUND      FUND
                                                                       ------------ ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 1,123,383   $   409,148   $   3,322
  Expenses:
   Asset-based charges................................................      76,578        67,643       9,266
                                                                       -----------   -----------   ---------

NET INVESTMENT INCOME (LOSS)..........................................   1,046,805       341,505      (5,944)
                                                                       -----------   -----------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     827,125     1,242,626      36,320
   Net realized gain distribution from the Portfolios.................          --            --     303,032
                                                                       -----------   -----------   ---------
  Net realized gain (loss) on investments.............................     827,125     1,242,626     339,352
                                                                       -----------   -----------   ---------

  Net change in unrealized appreciation (depreciation) of investments.  (2,603,707)   (2,527,271)   (457,303)
                                                                       -----------   -----------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,776,582)   (1,284,645)   (117,951)
                                                                       -----------   -----------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $  (729,777)  $  (943,140)  $(123,895)
                                                                       ===========   ===========   =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                          INVESCO       IVY FUNDS    IVY FUNDS    IVY FUNDS
                                                                       V.I. SMALL CAP VIP DIVIDEND      VIP       VIP HIGH
                                                                        EQUITY FUND   OPPORTUNITIES   ENERGY       INCOME
                                                                       -------------- ------------- -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $        --     $  8,002    $     8,431  $ 1,209,716
  Expenses:
   Asset-based charges................................................       10,192           --         50,966       44,165
                                                                        -----------     --------    -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................      (10,192)       8,002        (42,535)   1,165,551
                                                                        -----------     --------    -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      110,054       (2,438)      (623,240)    (368,139)
   Net realized gain distribution from the Portfolios.................      931,720       68,496         76,344      205,394
                                                                        -----------     --------    -----------  -----------
  Net realized gain (loss) on investments.............................    1,041,774       66,058       (546,896)    (162,745)
                                                                        -----------     --------    -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.   (1,307,587)     (92,192)    (3,144,450)  (2,489,988)
                                                                        -----------     --------    -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (265,813)     (26,134)    (3,691,346)  (2,652,733)
                                                                        -----------     --------    -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  (276,005)    $(18,132)   $(3,733,881) $(1,487,182)
                                                                        ===========     ========    ===========  ===========

                                                                        IVY FUNDS      IVY FUNDS
                                                                       VIP MID CAP  VIP SCIENCE AND
                                                                         GROWTH       TECHNOLOGY
                                                                       -----------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $        --    $        --
  Expenses:
   Asset-based charges................................................      87,298         73,140
                                                                       -----------    -----------

NET INVESTMENT INCOME (LOSS)..........................................     (87,298)       (73,140)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................     773,173       (282,648)
   Net realized gain distribution from the Portfolios.................   2,384,560      1,394,406
                                                                       -----------    -----------
  Net realized gain (loss) on investments.............................   3,157,733      1,111,758
                                                                       -----------    -----------

  Net change in unrealized appreciation (depreciation) of investments.  (4,925,907)    (2,099,490)
                                                                       -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,768,174)      (987,732)
                                                                       -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,855,472)   $(1,060,872)
                                                                       ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015


                                                                                     LAZARD RETIREMENT    MFS(R)      MFS(R)
                                                                         IVY FUNDS       EMERGING      INTERNATIONAL INVESTORS
                                                                       VIP SMALL CAP  MARKETS EQUITY       VALUE       TRUST
                                                                          GROWTH         PORTFOLIO       PORTFOLIO    SERIES
                                                                       ------------- ----------------- ------------- ---------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $        --     $   501,382     $ 1,183,932  $  15,115
  Expenses:
   Asset-based charges................................................       22,237          96,635         167,673      6,262
                                                                        -----------     -----------     -----------  ---------

NET INVESTMENT INCOME (LOSS)..........................................      (22,237)        404,747       1,016,259      8,853
                                                                        -----------     -----------     -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      105,172      (1,529,455)      3,003,586     74,040
   Net realized gain distribution from the Portfolios.................    1,056,709         117,815         677,463    237,638
                                                                        -----------     -----------     -----------  ---------
  Net realized gain (loss) on investments.............................    1,161,881      (1,411,640)      3,681,049    311,678
                                                                        -----------     -----------     -----------  ---------

  Net change in unrealized appreciation (depreciation) of investments.   (1,250,082)     (8,487,944)     (1,260,811)  (329,890)
                                                                        -----------     -----------     -----------  ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      (88,201)     (9,899,584)      2,420,238    (18,212)
                                                                        -----------     -----------     -----------  ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $  (110,438)    $(9,494,837)    $ 3,436,497  $  (9,359)
                                                                        ===========     ===========     ===========  =========

                                                                          MFS(R)
                                                                       MASSACHUSETTS
                                                                         INVESTORS    MFS(R)
                                                                       GROWTH STOCK  UTILITIES
                                                                       PORTFOLIO(A)   SERIES
                                                                       ------------- ---------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $   9,936   $  84,079
  Expenses:
   Asset-based charges................................................       5,709          --
                                                                         ---------   ---------

NET INVESTMENT INCOME (LOSS)..........................................       4,227      84,079
                                                                         ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      44,523     (84,538)
   Net realized gain distribution from the Portfolios.................     125,469     147,568
                                                                         ---------   ---------
  Net realized gain (loss) on investments.............................     169,992      63,030
                                                                         ---------   ---------

  Net change in unrealized appreciation (depreciation) of investments.    (214,567)   (455,157)
                                                                         ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................     (44,575)   (392,127)
                                                                         ---------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $ (40,348)  $(308,048)
                                                                         =========   =========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on March 27, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                       MULTIMANAGER              MULTIMANAGER MULTIMANAGER
                                                                        AGGRESSIVE  MULTIMANAGER   MID CAP      MID CAP
                                                                         EQUITY*     CORE BOND*    GROWTH*       VALUE*
                                                                       ------------ ------------ ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   659,050  $ 1,418,402  $        --  $   334,233
  Expenses:
   Asset-based charges................................................   2,263,909      227,148      109,360      173,777
                                                                       -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................  (1,604,859)   1,191,254     (109,360)     160,456
                                                                       -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................  18,378,895     (551,689)     571,381    2,399,375
   Net realized gain distribution from the Portfolios.................          --           --    2,827,062           --
                                                                       -----------  -----------  -----------  -----------
  Net realized gain (loss) on investments.............................  18,378,895     (551,689)   3,398,443    2,399,375
                                                                       -----------  -----------  -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,344,791)    (723,006)  (3,804,113)  (5,330,868)
                                                                       -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  16,034,104   (1,274,695)    (405,670)  (2,931,493)
                                                                       -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $14,429,245  $   (83,441) $  (515,030) $(2,771,037)
                                                                       ===========  ===========  ===========  ===========

                                                                                      NATURAL
                                                                       MULTIMANAGER  RESOURCES
                                                                       TECHNOLOGY*   PORTFOLIO
                                                                       ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $        --  $        --
  Expenses:
   Asset-based charges................................................     352,910           --
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................    (352,910)          --
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   6,757,434   (3,257,160)
   Net realized gain distribution from the Portfolios.................   6,337,463           --
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................  13,094,897   (3,257,160)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (7,570,893)   1,433,715
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   5,524,004   (1,823,445)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $ 5,171,094  $(1,823,445)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                           PIMCO
                                                                         COMMODITY
                                                                       REALRETURN(R)    PIMCO        PIMCO     T. ROWE PRICE
                                                                         STRATEGY    REAL RETURN  TOTAL RETURN EQUITY INCOME
                                                                         PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO - II
                                                                       ------------- -----------  ------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $   380,299  $   985,083  $ 3,169,238   $   311,187
  Expenses:
   Asset-based charges................................................       19,526       52,237      156,580        79,718
                                                                        -----------  -----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)..........................................      360,773      932,846    3,012,658       231,469
                                                                        -----------  -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................   (1,069,197)    (552,388)    (382,072)      918,441
   Net realized gain distribution from the Portfolios.................           --           --      688,274       409,256
                                                                        -----------  -----------  -----------   -----------
  Net realized gain (loss) on investments.............................   (1,069,197)    (552,388)     306,202     1,327,697
                                                                        -----------  -----------  -----------   -----------

  Net change in unrealized appreciation (depreciation) of investments.   (1,912,720)  (1,140,066)  (3,274,363)   (3,142,396)
                                                                        -----------  -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (2,981,917)  (1,692,454)  (2,968,161)   (1,814,699)
                                                                        -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(2,621,144) $  (759,608) $    44,497   $(1,583,230)
                                                                        ===========  ===========  ===========   ===========


                                                                        T. ROWE PRICE
                                                                       HEALTH SCIENCES TARGET 2015
                                                                       PORTFOLIO - II  ALLOCATION*
                                                                       --------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................   $       --      $ 2,696
  Expenses:
   Asset-based charges................................................           --           --
                                                                         ----------      -------

NET INVESTMENT INCOME (LOSS)..........................................           --        2,696
                                                                         ----------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................      904,601       (1,979)
   Net realized gain distribution from the Portfolios.................      481,316        2,663
                                                                         ----------      -------
  Net realized gain (loss) on investments.............................    1,385,917          684
                                                                         ----------      -------

  Net change in unrealized appreciation (depreciation) of investments.     (741,390)      (9,414)
                                                                         ----------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................      644,527       (8,730)
                                                                         ----------      -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......   $  644,527      $(6,034)
                                                                         ==========      =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2015



                                                                       TARGET 2025 TARGET 2035 TARGET 2045  TARGET 2055
                                                                       ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*(B)
                                                                       ----------- ----------- ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios......................................  $ 16,132    $ 10,405    $  7,397       $ 649
  Expenses:
   Asset-based charges................................................       307          --           1          --
                                                                        --------    --------    --------       -----

NET INVESTMENT INCOME (LOSS)..........................................    15,825      10,405       7,396         649
                                                                        --------    --------    --------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (4,014)       (562)      4,455         158
   Net realized gain distribution from the Portfolios.................    14,253      11,147       6,389          46
                                                                        --------    --------    --------       -----
  Net realized gain (loss) on investments.............................    10,239      10,585      10,844         204
                                                                        --------    --------    --------       -----

  Net change in unrealized appreciation (depreciation) of investments.   (51,597)    (41,736)    (32,217)       (593)
                                                                        --------    --------    --------       -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................   (41,358)    (31,151)    (21,373)       (389)
                                                                        --------    --------    --------       -----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $(25,533)   $(20,746)   $(13,977)      $ 260
                                                                        ========    ========    ========       =====

                                                                        TEMPLETON
                                                                        DEVELOPING   TEMPLETON
                                                                         MARKETS    GLOBAL BOND
                                                                         VIP FUND    VIP FUND
                                                                       -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $   174,848  $ 3,498,333
  Expenses:
   Asset-based charges................................................      25,626       97,283
                                                                       -----------  -----------

NET INVESTMENT INCOME (LOSS)..........................................     149,222    3,401,050
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    (564,861)    (961,211)
   Net realized gain distribution from the Portfolios.................   1,113,461      227,214
                                                                       -----------  -----------
  Net realized gain (loss) on investments.............................     548,600     (733,997)
                                                                       -----------  -----------

  Net change in unrealized appreciation (depreciation) of investments.  (2,539,693)  (4,661,392)
                                                                       -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (1,991,093)  (5,395,389)
                                                                       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(1,841,871) $(1,994,339)
                                                                       ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                                    VANGUARD
                                                                       TEMPLETON  VAN ECK VIP  VARIABLE INSURANCE
                                                                        GROWTH    GLOBAL HARD  FUND-EQUITY INDEX
                                                                       VIP FUND   ASSETS FUND      PORTFOLIO
                                                                       ---------  -----------  ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios...................................... $ 128,126  $     3,189      $ 128,909
  Expenses:
   Asset-based charges................................................    16,627       27,935         46,636
                                                                       ---------  -----------      ---------

NET INVESTMENT INCOME (LOSS)..........................................   111,499      (24,746)        82,273
                                                                       ---------  -----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments............................    97,988   (1,116,143)       281,336
   Net realized gain distribution from the Portfolios.................        --           --        236,069
                                                                       ---------  -----------      ---------
  Net realized gain (loss) on investments.............................    97,988   (1,116,143)       517,405
                                                                       ---------  -----------      ---------

  Net change in unrealized appreciation (depreciation) of investments.  (521,605)  (3,080,845)      (563,764)
                                                                       ---------  -----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS................  (423,617)  (4,196,988)       (46,359)
                                                                       ---------  -----------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....... $(312,118) $(4,221,734)     $  35,914
                                                                       =========  ===========      =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   ALL ASSET
                                                                                              AGGRESSIVE-ALT 25*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   30,912  $   44,341
  Net realized gain (loss) on investments..................................................     41,847      87,350
  Net change in unrealized appreciation (depreciation) of investments......................   (296,469)    (73,999)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (223,710)     57,692
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,494,746   2,753,131
  Transfers between Variable Investment Options including guaranteed interest account, net.    481,006    (256,759)
  Redemptions for contract benefits and terminations.......................................   (134,934)    (27,972)
  Contract maintenance charges.............................................................   (374,307)   (223,568)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,466,511   2,244,832
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (11)         20
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,242,790   2,302,544
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,443,025   1,140,481
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $4,685,815  $3,443,025
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         27          42
  Redeemed.................................................................................        (12)        (21)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         15          21
                                                                                            ==========  ==========


                                                                                            ALL ASSET GROWTH-ALT 20*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   116,321  $   212,562
  Net realized gain (loss) on investments..................................................     643,606      551,481
  Net change in unrealized appreciation (depreciation) of investments......................  (1,467,945)    (455,547)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (708,018)     308,496
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,762,518    2,980,374
  Transfers between Variable Investment Options including guaranteed interest account, net.    (930,556)     566,028
  Redemptions for contract benefits and terminations.......................................    (232,188)    (209,311)
  Contract maintenance charges.............................................................    (999,197)    (886,284)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     600,577    2,450,807
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (107,441)   2,759,303
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  17,621,082   14,861,779
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,513,641  $17,621,082
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          25           32
  Redeemed.................................................................................         (20)         (13)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           5           19
                                                                                            ===========  ===========

                                                                                                   ALL ASSET
                                                                                                   MODERATE
                                                                                                GROWTH-ALT 15*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   45,299  $   38,585
  Net realized gain (loss) on investments..................................................     11,888      35,994
  Net change in unrealized appreciation (depreciation) of investments......................   (279,742)    (59,022)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (222,555)     15,557
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  2,084,516     987,674
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,865,159     780,816
  Redemptions for contract benefits and terminations.......................................     (3,274)     (2,872)
  Contract maintenance charges.............................................................   (365,111)   (168,125)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  3,581,290   1,597,493
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (20)         20
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  3,358,715   1,613,070
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,537,828     924,758
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,896,543  $2,537,828
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        118          22
  Redeemed.................................................................................        (12)         (3)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................        106          19
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014



                                                                                             AMERICAN CENTURY VP MID
                                                                                                 CAP VALUE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   402,993  $   181,316
  Net realized gain (loss) on investments..................................................   2,867,308    3,246,004
  Net change in unrealized appreciation (depreciation) of investments......................  (3,905,191)     324,471
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (634,890)   3,751,791
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,596,829    2,312,405
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,579,041    3,106,133
  Redemptions for contract benefits and terminations.......................................  (1,406,808)    (655,632)
  Contract maintenance charges.............................................................    (828,781)    (564,106)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,940,281    4,198,800
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --        7,000
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,305,391    7,957,591
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  30,541,438   22,583,847
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $33,846,829  $30,541,438
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
  Issued...................................................................................         130          119
  Redeemed.................................................................................         (83)         (60)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          47           59
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS 4
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                AMERICAN FUNDS
                                                                                              INSURANCE SERIES(R)
                                                                                                 GLOBAL SMALL
                                                                                            CAPITALIZATION FUND/SM/
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (6,438) $   (3,219)
  Net realized gain (loss) on investments..................................................    192,439      31,007
  Net change in unrealized appreciation (depreciation) of investments......................   (335,896)    (31,318)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (149,895)     (3,530)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    812,034     427,516
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,323,328     660,216
  Redemptions for contract benefits and terminations.......................................    (78,995)    (58,328)
  Contract maintenance charges.............................................................   (144,758)    (65,729)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,911,609     963,675
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        150          90
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,761,864     960,235
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,828,873     868,638
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,590,737  $1,828,873
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS 4
  Issued...................................................................................         32          25
  Redeemed.................................................................................        (14)         (8)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         18          17
                                                                                            ==========  ==========

                                                                                                AMERICAN FUNDS
                                                                                              INSURANCE SERIES(R)
                                                                                               NEW WORLD FUND(R)
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   18,185  $   37,418
  Net realized gain (loss) on investments..................................................     77,140     245,091
  Net change in unrealized appreciation (depreciation) of investments......................   (328,097)   (624,623)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (232,772)   (342,114)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,256,174     990,649
  Transfers between Variable Investment Options including guaranteed interest account, net.  1,477,302   2,466,492
  Redemptions for contract benefits and terminations.......................................   (175,843)    (30,630)
  Contract maintenance charges.............................................................   (197,133)   (119,736)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  2,360,500   3,306,775
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         49       1,245
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  2,127,777   2,965,906
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,903,725     937,819
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $6,031,502  $3,903,725
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS 4
  Issued...................................................................................         78          85
  Redeemed.................................................................................        (27)        (13)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         51          72
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                AXA 400 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    8,612  $    2,956
  Net realized gain (loss) on investments..................................................    275,786     363,293
  Net change in unrealized appreciation (depreciation) of investments......................   (419,615)   (125,871)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (135,217)    240,378
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    299,859     340,483
  Transfers between Variable Investment Options including guaranteed interest account, net.    153,505    (147,053)
  Redemptions for contract benefits and terminations.......................................    (60,055)   (197,238)
  Contract maintenance charges.............................................................   (163,399)   (162,792)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    229,910    (166,600)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (20)         20
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     94,673      73,798
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,065,332   2,991,534
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,160,005  $3,065,332
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          5           6
  Redeemed.................................................................................         (4)         (7)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1          (1)
                                                                                            ==========  ==========

                                                                                                AXA 500 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   35,101  $   17,924
  Net realized gain (loss) on investments..................................................    359,350     331,576
  Net change in unrealized appreciation (depreciation) of investments......................   (417,425)    114,286
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (22,974)    463,786
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    610,036     397,977
  Transfers between Variable Investment Options including guaranteed interest account, net.     13,494   2,200,232
  Redemptions for contract benefits and terminations.......................................   (197,844)    (92,814)
  Contract maintenance charges.............................................................   (298,532)   (175,874)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    127,154   2,329,521
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (26)         50
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    104,154   2,793,357
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,575,901   2,782,544
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,680,055  $5,575,901
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         11          19
  Redeemed.................................................................................        (10)         (5)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1          14
                                                                                            ==========  ==========

                                                                                               AXA 2000 MANAGED
                                                                                                  VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    1,621  $   (4,343)
  Net realized gain (loss) on investments..................................................    147,120     235,347
  Net change in unrealized appreciation (depreciation) of investments......................   (287,236)   (144,270)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (138,495)     86,734
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    306,861     271,695
  Transfers between Variable Investment Options including guaranteed interest account, net.   (256,748)    255,038
  Redemptions for contract benefits and terminations.......................................    (54,269)    (93,785)
  Contract maintenance charges.............................................................   (119,767)   (105,199)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (123,923)    327,749
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (29)         25
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (262,447)    414,508
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,546,396   2,131,888
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,283,949  $2,546,396
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          3           9
  Redeemed.................................................................................         (5)         (6)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (2)          3
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  AXA AGGRESSIVE
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  1,074,465  $  1,959,061
  Net realized gain (loss) on investments..................................................   11,838,281    16,308,717
  Net change in unrealized appreciation (depreciation) of investments......................  (15,516,589)  (11,906,753)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (2,603,843)    6,361,025
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   11,598,314    13,643,677
  Transfers between Variable Investment Options including guaranteed interest account, net.   (3,036,412)   (7,341,331)
  Redemptions for contract benefits and terminations.......................................   (7,135,654)   (6,736,008)
  Contract maintenance charges.............................................................   (6,782,311)   (7,158,104)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (5,356,063)   (7,591,766)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (7,959,906)   (1,230,741)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  142,781,296   144,012,037
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $134,821,390  $142,781,296
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           62            63
  Redeemed.................................................................................          (62)          (75)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --           (12)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           31            28
  Redeemed.................................................................................          (35)          (45)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (4)          (17)
                                                                                            ============  ============

                                                                                                  AXA BALANCED
                                                                                                    STRATEGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   239,438  $   214,961
  Net realized gain (loss) on investments..................................................     277,194      613,468
  Net change in unrealized appreciation (depreciation) of investments......................    (700,010)     (47,686)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (183,378)     780,743
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   7,377,805    6,647,881
  Transfers between Variable Investment Options including guaranteed interest account, net.     (56,910)  (1,720,102)
  Redemptions for contract benefits and terminations.......................................    (531,645)    (153,899)
  Contract maintenance charges.............................................................  (2,200,970)  (1,755,434)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   4,588,280    3,018,446
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   4,404,902    3,799,189
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  19,802,055   16,002,866
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $24,206,957  $19,802,055
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          37           36
  Redeemed.................................................................................          (5)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          32           22
                                                                                            ===========  ===========

                                                                                                AXA CONSERVATIVE
                                                                                                   ALLOCATION*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   146,109  $   170,341
  Net realized gain (loss) on investments..................................................     521,887    1,126,070
  Net change in unrealized appreciation (depreciation) of investments......................    (845,099)    (471,474)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (177,103)     824,937
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,416,856    3,131,250
  Transfers between Variable Investment Options including guaranteed interest account, net.     274,828   (1,636,589)
  Redemptions for contract benefits and terminations.......................................  (3,240,303)  (1,029,069)
  Contract maintenance charges.............................................................  (2,396,971)  (2,622,725)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,945,590)  (2,157,133)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (3,122,693)  (1,332,196)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  36,181,038   37,513,234
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $33,058,345  $36,181,038
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          43           59
  Redeemed.................................................................................         (47)         (70)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)         (11)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           6           11
  Redeemed.................................................................................         (16)         (11)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (10)          --
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               AXA CONSERVATIVE
                                                                                               GROWTH STRATEGY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   52,826  $   53,692
  Net realized gain (loss) on investments..................................................    100,943     127,437
  Net change in unrealized appreciation (depreciation) of investments......................   (186,131)       (959)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (32,362)    180,170
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,119,376   1,689,753
  Transfers between Variable Investment Options including guaranteed interest account, net.   (399,100)   (176,736)
  Redemptions for contract benefits and terminations.......................................    (34,913)    (38,203)
  Contract maintenance charges.............................................................   (509,171)   (459,181)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    176,192   1,015,633
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    143,830   1,195,803
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,395,326   4,199,523
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $5,539,156  $5,395,326
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          6          12
  Redeemed.................................................................................         (5)         (4)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1           8
                                                                                            ==========  ==========

                                                                                               AXA CONSERVATIVE
                                                                                                   STRATEGY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   19,856  $   14,673
  Net realized gain (loss) on investments..................................................      9,627      17,768
  Net change in unrealized appreciation (depreciation) of investments......................    (37,547)     11,188
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (8,064)     43,629
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    491,519     521,170
  Transfers between Variable Investment Options including guaranteed interest account, net.    226,181      36,745
  Redemptions for contract benefits and terminations.......................................       (572)     (5,394)
  Contract maintenance charges.............................................................   (211,809)   (176,029)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    505,319     376,492
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   497,255    420,121
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,929,511   1,509,390
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,426,766  $1,929,511
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          5           4
  Redeemed.................................................................................         (1)         (1)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          4           3
                                                                                            ==========  ==========

                                                                                              AXA CONSERVATIVE-PLUS
                                                                                                   ALLOCATION*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   178,923  $   249,267
  Net realized gain (loss) on investments..................................................   1,363,076    1,862,861
  Net change in unrealized appreciation (depreciation) of investments......................  (1,830,737)  (1,112,926)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (288,738)     999,202
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,758,833    3,131,758
  Transfers between Variable Investment Options including guaranteed interest account, net.    (938,692)    (336,303)
  Redemptions for contract benefits and terminations.......................................  (1,994,031)  (1,773,525)
  Contract maintenance charges.............................................................  (2,497,174)  (2,631,384)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,671,064)  (1,609,454)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,959,802)    (610,252)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  34,967,093   35,577,345
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $32,007,291  $34,967,093
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          27           54
  Redeemed.................................................................................         (42)         (34)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (15)          20
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................           8           12
  Redeemed.................................................................................         (12)         (13)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (1)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 *Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 AXA GLOBAL EQUITY
                                                                                                MANAGED VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    769,526  $    933,210
  Net realized gain (loss) on investments..................................................    2,541,805     1,835,332
  Net change in unrealized appreciation (depreciation) of investments......................   (6,051,699)     (649,623)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (2,740,368)    2,118,919
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    8,169,950     9,665,780
  Transfers between Variable Investment Options including guaranteed interest account, net.   (4,836,417)   (8,244,070)
  Redemptions for contract benefits and terminations.......................................   (8,440,293)   (8,277,439)
  Contract maintenance charges.............................................................   (6,933,714)   (7,377,254)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (12,040,474)  (14,232,983)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (14,780,842)  (12,114,064)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  153,335,198   165,449,262
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $138,554,356  $153,335,198
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            8            44
  Redeemed.................................................................................          (40)          (71)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (32)          (27)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           19            14
  Redeemed.................................................................................          (56)          (59)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (37)          (45)
                                                                                            ============  ============

                                                                                                   AXA GROWTH
                                                                                                    STRATEGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   483,356  $   450,063
  Net realized gain (loss) on investments..................................................     668,510      896,725
  Net change in unrealized appreciation (depreciation) of investments......................  (1,644,100)     203,204
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (492,234)   1,549,992
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  12,659,103   11,432,734
  Transfers between Variable Investment Options including guaranteed interest account, net.    (129,000)   1,403,127
  Redemptions for contract benefits and terminations.......................................    (590,167)    (417,417)
  Contract maintenance charges.............................................................  (3,254,917)  (2,531,987)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,685,019    9,886,457
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   8,192,785   11,436,449
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  34,422,231   22,985,782
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $42,615,016  $34,422,231
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          64           75
  Redeemed.................................................................................          (8)          (9)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          56           66
                                                                                            ===========  ===========

                                                                                                AXA INTERNATIONAL
                                                                                                  CORE MANAGED
                                                                                                 VOLATILITY*(A)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (168,765) $   811,360
  Net realized gain (loss) on investments..................................................     825,718    1,370,978
  Net change in unrealized appreciation (depreciation) of investments......................  (3,571,482)  (9,234,264)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,914,529)  (7,051,926)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,816,133    2,968,241
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,134,981)  46,537,401
  Redemptions for contract benefits and terminations.......................................  (4,199,696)  (1,409,412)
  Contract maintenance charges.............................................................  (4,663,163)  (3,184,166)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (6,181,707)  44,912,064
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (9,096,236)  37,860,138
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  69,547,784   31,687,646
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $60,451,548  $69,547,784
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           3           55
  Redeemed.................................................................................          (8)         (10)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)          45
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          38          262
  Redeemed.................................................................................         (74)         (50)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (36)         212
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               AXA INTERNATIONAL
                                                                                              MANAGED VOLATILITY*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (4,087) $    9,433
  Net realized gain (loss) on investments..................................................     54,903      56,874
  Net change in unrealized appreciation (depreciation) of investments......................   (122,244)   (190,003)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (71,428)   (123,696)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    251,779     225,690
  Transfers between Variable Investment Options including guaranteed interest account, net.    243,715      29,102
  Redemptions for contract benefits and terminations.......................................    (56,457)    (34,332)
  Contract maintenance charges.............................................................    (86,979)    (86,791)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    352,058     133,669
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        (38)         35
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    280,592      10,008
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,626,972   1,616,964
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,907,564  $1,626,972
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          6           6
  Redeemed.................................................................................         (4)         (4)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          2           2
                                                                                            ==========  ==========

                                                                                                AXA INTERNATIONAL
                                                                                                  VALUE MANAGED
                                                                                                   VOLATILITY*
                                                                                            -------------------------
                                                                                                2015         2014
                                                                                            -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (224,240) $  1,167,317
  Net realized gain (loss) on investments..................................................      22,639       394,163
  Net change in unrealized appreciation (depreciation) of investments......................  (2,468,388)   (8,613,032)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (2,669,989)   (7,051,552)
                                                                                            -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,848,746     6,104,497
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,722,684)   (2,438,601)
  Redemptions for contract benefits and terminations.......................................  (4,297,302)   (5,171,748)
  Contract maintenance charges.............................................................  (4,522,794)   (4,836,909)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (5,694,034)   (6,342,761)
                                                                                            -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --            --
                                                                                            -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (8,364,023)  (13,394,313)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  86,952,099   100,346,412
                                                                                            -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $78,588,076  $ 86,952,099
                                                                                            ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          15            16
  Redeemed.................................................................................         (18)          (23)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................          (3)           (7)
                                                                                            ===========  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................          36            34
  Redeemed.................................................................................         (65)          (61)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................         (29)          (27)
                                                                                            ===========  ============

                                                                                                    AXA LARGE
                                                                                                CAP CORE MANAGED
                                                                                                 VOLATILITY*(D)
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   200,557  $   214,250
  Net realized gain (loss) on investments..................................................   1,271,936    1,869,411
  Net change in unrealized appreciation (depreciation) of investments......................  (1,398,547)     440,572
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      73,946    2,524,233
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,122,716      875,818
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,068,827)   9,581,407
  Redemptions for contract benefits and terminations.......................................  (1,721,411)    (757,255)
  Contract maintenance charges.............................................................  (1,140,902)    (971,929)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,808,424)   8,728,041
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,734,478)  11,252,274
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,941,884   17,689,610
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,207,406  $28,941,884
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           2           20
  Redeemed.................................................................................          (5)          (4)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          16
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           7           51
  Redeemed.................................................................................         (17)         (20)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (10)          31
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   AXA LARGE CAP
                                                                                                  GROWTH MANAGED
                                                                                                  VOLATILITY*(E)
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (374,901) $   (432,265)
  Net realized gain (loss) on investments..................................................   25,031,513    14,460,772
  Net change in unrealized appreciation (depreciation) of investments......................  (15,570,393)    6,561,625
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    9,086,219    20,590,132
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   12,763,098    10,555,460
  Transfers between Variable Investment Options including guaranteed interest account, net.  (11,458,516)   98,121,447
  Redemptions for contract benefits and terminations.......................................  (12,609,788)  (10,984,601)
  Contract maintenance charges.............................................................  (11,933,032)   (9,943,906)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (23,238,238)   87,748,400
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (14,152,019)  108,338,532
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  254,864,364   146,525,832
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $240,712,345  $254,864,364
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           17           132
  Redeemed.................................................................................          (30)          (17)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (13)          115
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           19           313
  Redeemed.................................................................................          (83)         (101)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (64)          212
                                                                                            ============  ============

                                                                                                   AXA LARGE CAP
                                                                                                   VALUE MANAGED
                                                                                                  VOLATILITY*(B)
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  4,496,527  $  3,674,947
  Net realized gain (loss) on investments..................................................    3,031,387     2,014,134
  Net change in unrealized appreciation (depreciation) of investments......................  (25,638,035)   38,547,469
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (18,110,121)   44,236,550
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,622,040    22,882,748
  Transfers between Variable Investment Options including guaranteed interest account, net.  (12,171,376)   21,144,025
  Redemptions for contract benefits and terminations.......................................  (17,817,932)  (21,867,042)
  Contract maintenance charges.............................................................  (22,236,752)  (22,508,137)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (29,604,020)     (348,406)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (47,714,141)   43,888,144
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  426,014,036   382,125,892
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $378,299,895  $426,014,036
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           28           127
  Redeemed.................................................................................         (131)         (157)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................         (103)          (30)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           14            79
  Redeemed.................................................................................          (56)          (55)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (42)           24
                                                                                            ============  ============

                                                                                                    AXA MID CAP
                                                                                                   VALUE MANAGED
                                                                                                    VOLATILITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    689,850  $    330,398
  Net realized gain (loss) on investments..................................................   10,016,316     9,485,865
  Net change in unrealized appreciation (depreciation) of investments......................  (18,646,381)   11,956,555
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (7,940,215)   21,772,818
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   10,810,969    11,653,042
  Transfers between Variable Investment Options including guaranteed interest account, net.   (8,346,675)   (8,701,077)
  Redemptions for contract benefits and terminations.......................................  (11,479,935)  (12,261,568)
  Contract maintenance charges.............................................................   (9,760,716)  (10,192,063)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (18,776,357)  (19,501,666)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (26,716,572)    2,271,152
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  221,773,740   219,502,588
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $195,057,168  $221,773,740
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           21            16
  Redeemed.................................................................................          (81)          (83)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (60)          (67)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................            2             2
  Redeemed.................................................................................           (4)           (5)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (2)           (3)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
(e)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               AXA MODERATE ALLOCATION*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    2,885,676  $    5,692,742
  Net realized gain (loss) on investments..................................................     34,899,254      49,316,133
  Net change in unrealized appreciation (depreciation) of investments......................    (50,142,497)    (29,600,276)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................    (12,357,567)     25,408,599
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     60,269,452      65,104,652
  Transfers between Variable Investment Options including guaranteed interest account, net.    (29,525,058)    (28,723,505)
  Redemptions for contract benefits and terminations.......................................    (42,568,066)    (47,990,439)
  Contract maintenance charges.............................................................    (66,845,974)    (69,821,503)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (78,669,646)    (81,430,795)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       (120,000)          4,000
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (91,147,213)    (56,018,196)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,000,788,586   1,056,806,782
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $  909,641,373  $1,000,788,586
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            117             128
  Redeemed.................................................................................           (236)           (198)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................           (119)            (70)
                                                                                            ==============  ==============

UNIT ACTIVITY CLASS B
  Issued...................................................................................             44              52
  Redeemed.................................................................................            (83)            (65)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................            (39)            (13)
                                                                                            ==============  ==============

                                                                                               AXA MODERATE GROWTH
                                                                                                    STRATEGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   883,989  $   854,937
  Net realized gain (loss) on investments..................................................   1,409,991    2,142,642
  Net change in unrealized appreciation (depreciation) of investments......................  (3,067,544)     306,201
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (773,564)   3,303,780
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  21,810,273   23,038,800
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,894,715)  (1,271,660)
  Redemptions for contract benefits and terminations.......................................  (1,274,864)    (674,946)
  Contract maintenance charges.............................................................  (6,812,649)  (5,968,540)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  10,828,045   15,123,654
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  10,054,481   18,427,434
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  72,533,599   54,106,165
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $82,588,080  $72,533,599
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          98          137
  Redeemed.................................................................................         (25)         (30)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          73          107
                                                                                            ===========  ===========

                                                                                                 AXA MODERATE-PLUS
                                                                                                    ALLOCATION*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  2,998,874  $  4,865,495
  Net realized gain (loss) on investments..................................................   21,355,990    29,055,072
  Net change in unrealized appreciation (depreciation) of investments......................  (30,416,499)  (18,509,863)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (6,061,635)   15,410,704
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   34,567,691    41,077,346
  Transfers between Variable Investment Options including guaranteed interest account, net.  (10,260,685)  (13,130,325)
  Redemptions for contract benefits and terminations.......................................  (22,038,648)  (20,467,546)
  Contract maintenance charges.............................................................  (24,056,954)  (24,771,299)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (21,788,596)  (17,291,824)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (27,850,231)   (1,881,120)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  440,271,751   442,152,871
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $412,421,520  $440,271,751
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          126           157
  Redeemed.................................................................................         (190)         (183)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (64)          (26)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           67            77
  Redeemed.................................................................................          (84)          (83)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (17)           (6)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                             AXA/AB SMALL CAP GROWTH*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (872,288) $   (869,387)
  Net realized gain (loss) on investments..................................................   26,787,935    29,202,986
  Net change in unrealized appreciation (depreciation) of investments......................  (31,960,172)  (22,199,345)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (6,044,525)    6,134,254
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    8,363,207     8,635,494
  Transfers between Variable Investment Options including guaranteed interest account, net.   (8,954,987)   (3,437,638)
  Redemptions for contract benefits and terminations.......................................   (9,969,165)   (9,944,076)
  Contract maintenance charges.............................................................   (7,408,846)   (7,478,158)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (17,969,791)  (12,224,378)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (24,014,316)   (6,090,124)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  210,786,772   216,876,896
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $186,772,456  $210,786,772
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           35            47
  Redeemed.................................................................................          (58)          (63)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (23)          (16)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................            8             8
  Redeemed.................................................................................          (23)          (21)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (15)          (13)
                                                                                            ============  ============

UNIT ACTIVITY CLASS III
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

                                                                                                AXA/LOOMIS SAYLES
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (36,076) $   (37,731)
  Net realized gain (loss) on investments..................................................     248,023    8,361,226
  Net change in unrealized appreciation (depreciation) of investments......................   2,295,473   (6,614,918)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   2,507,420    1,708,577
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,304,091    1,292,992
  Transfers between Variable Investment Options including guaranteed interest account, net.    (483,793)  (1,829,364)
  Redemptions for contract benefits and terminations.......................................    (932,851)    (973,238)
  Contract maintenance charges.............................................................    (759,674)    (774,547)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (872,227)  (2,284,157)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,635,193     (575,580)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  23,783,568   24,359,148
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $25,418,761  $23,783,568
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          11           10
  Redeemed.................................................................................         (11)         (27)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --          (17)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           9            5
  Redeemed.................................................................................         (14)          (8)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)          (3)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS III
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                BLACKROCK GLOBAL
                                                                                              ALLOCATION V.I. FUND
                                                                                            -----------------------
                                                                                               2015         2014
                                                                                            ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   91,380  $   229,566
  Net realized gain (loss) on investments..................................................    252,571    1,028,230
  Net change in unrealized appreciation (depreciation) of investments......................   (281,268)  (1,086,044)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     62,683      171,752
                                                                                            ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    581,086      604,223
  Transfers between Variable Investment Options including guaranteed interest account, net.   (574,915)   2,277,995
  Redemptions for contract benefits and terminations.......................................   (436,735)    (149,791)
  Contract maintenance charges.............................................................    (81,360)     (75,239)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (511,924)   2,657,188
                                                                                            ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (449,241)   2,828,940
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  9,834,685    7,005,745
                                                                                            ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $9,385,444  $ 9,834,685
                                                                                            ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========

UNIT ACTIVITY CLASS III
  Issued...................................................................................        103          100
  Redeemed.................................................................................       (100)         (49)
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................          3           51
                                                                                            ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             CHARTER/SM/ MULTI-SECTOR
                                                                                                      BOND*
                                                                                            -------------------------
                                                                                                2015         2014
                                                                                            -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,003,638  $  2,038,723
  Net realized gain (loss) on investments..................................................  (1,270,794)   (1,578,671)
  Net change in unrealized appreciation (depreciation) of investments......................    (625,415)    1,464,577
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    (892,571)    1,924,629
                                                                                            -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,814,799     7,235,124
  Transfers between Variable Investment Options including guaranteed interest account, net.  (3,012,172)   (2,158,243)
  Redemptions for contract benefits and terminations.......................................  (3,900,039)   (4,702,249)
  Contract maintenance charges.............................................................  (7,348,157)   (7,517,090)
                                                                                            -----------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (7,445,569)   (7,142,458)
                                                                                            -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................     (23,000)           --
                                                                                            -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (8,361,140)   (5,217,829)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  94,904,250   100,122,079
                                                                                            -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $86,543,110  $ 94,904,250
                                                                                            ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           8            15
  Redeemed.................................................................................         (29)          (35)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................         (21)          (20)
                                                                                            ===========  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           9            11
  Redeemed.................................................................................         (18)          (15)
                                                                                            -----------  ------------
  Net Increase (Decrease)..................................................................          (9)           (4)
                                                                                            ===========  ============

                                                                                              CHARTER/SM/ SMALL CAP
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    12,330  $   (22,396)
  Net realized gain (loss) on investments..................................................     386,736      841,939
  Net change in unrealized appreciation (depreciation) of investments......................  (1,109,153)  (1,199,274)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (710,087)    (379,731)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     867,434    1,032,699
  Transfers between Variable Investment Options including guaranteed interest account, net.    (183,478)  (1,180,366)
  Redemptions for contract benefits and terminations.......................................    (376,683)    (405,749)
  Contract maintenance charges.............................................................    (576,965)    (612,493)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (269,692)  (1,165,909)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (979,779)  (1,545,640)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  12,005,341   13,550,981
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $11,025,562  $12,005,341
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           9           19
  Redeemed.................................................................................         (10)         (28)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)          (9)
                                                                                            ===========  ===========

                                                                                              CHARTER/SM/ SMALL CAP
                                                                                                     VALUE*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    75,303  $   (35,493)
  Net realized gain (loss) on investments..................................................   1,030,645    1,358,316
  Net change in unrealized appreciation (depreciation) of investments......................  (5,207,967)  (3,188,093)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (4,102,019)  (1,865,270)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,862,922    2,053,675
  Transfers between Variable Investment Options including guaranteed interest account, net.    (697,728)  (1,304,645)
  Redemptions for contract benefits and terminations.......................................  (1,387,873)  (1,655,139)
  Contract maintenance charges.............................................................  (1,544,446)  (1,702,397)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,767,125)  (2,608,506)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,869,144)  (4,473,776)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  31,963,792   36,437,568
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,094,648  $31,963,792
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           2            2
  Redeemed.................................................................................          (5)          (7)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          (5)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           3            5
  Redeemed.................................................................................          (7)          (9)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (4)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             EQ/BLACKROCK BASIC VALUE
                                                                                                      EQUITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  1,961,888  $  1,497,074
  Net realized gain (loss) on investments..................................................    8,277,931     7,806,487
  Net change in unrealized appreciation (depreciation) of investments......................  (23,808,225)    9,853,286
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................  (13,568,406)   19,156,847
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   13,668,180    14,233,246
  Transfers between Variable Investment Options including guaranteed interest account, net.   (7,965,291)   (4,415,053)
  Redemptions for contract benefits and terminations.......................................   (8,935,025)  (10,109,465)
  Contract maintenance charges.............................................................   (8,701,988)   (8,786,668)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (11,934,124)   (9,077,940)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (25,502,530)   10,078,907
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  220,345,641   210,266,734
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $194,843,111  $220,345,641
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           77            95
  Redeemed.................................................................................          (62)          (78)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           15            17
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           24            29
  Redeemed.................................................................................          (51)          (51)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (27)          (22)
                                                                                            ============  ============

                                                                                               EQ/BOSTON ADVISORS
                                                                                                 EQUITY INCOME*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   262,261  $   262,486
  Net realized gain (loss) on investments..................................................   2,379,815    2,756,866
  Net change in unrealized appreciation (depreciation) of investments......................  (3,020,312)  (1,401,011)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (378,236)   1,618,341
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,547,170    1,584,893
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,256,235)    (877,510)
  Redemptions for contract benefits and terminations.......................................    (707,707)    (948,304)
  Contract maintenance charges.............................................................    (803,785)    (831,876)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,220,557)  (1,072,797)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,598,793)     545,544
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  20,378,256   19,832,712
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $18,779,463  $20,378,256
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           2            3
  Redeemed.................................................................................          (6)         (11)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (8)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          10           11
  Redeemed.................................................................................         (13)         (11)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          --
                                                                                            ===========  ===========

                                                                                              EQ/CALVERT SOCIALLY
                                                                                                 RESPONSIBLE*
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   15,509  $    7,938
  Net realized gain (loss) on investments..................................................    322,195      86,355
  Net change in unrealized appreciation (depreciation) of investments......................   (332,743)     77,257
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................      4,961     171,550
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    159,328     137,519
  Transfers between Variable Investment Options including guaranteed interest account, net.    229,937     243,848
  Redemptions for contract benefits and terminations.......................................    (40,419)    (66,908)
  Contract maintenance charges.............................................................    (93,127)    (70,368)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    255,719     244,091
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    260,680     415,641
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,709,303   1,293,662
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,969,983  $1,709,303
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          4           3
  Redeemed.................................................................................         (2)         (1)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          2           2
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    EQ/CAPITAL
                                                                                                     GUARDIAN
                                                                                                     RESEARCH*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    121,138  $    229,276
  Net realized gain (loss) on investments..................................................    5,081,556     5,375,612
  Net change in unrealized appreciation (depreciation) of investments......................   (3,916,741)    4,535,292
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    1,285,953    10,140,180
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,962,900     5,133,840
  Transfers between Variable Investment Options including guaranteed interest account, net.    2,738,655    (6,349,377)
  Redemptions for contract benefits and terminations.......................................   (4,214,267)   (5,430,232)
  Contract maintenance charges.............................................................   (4,582,325)   (4,673,300)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (1,095,037)  (11,319,069)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --            --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................      190,916    (1,178,889)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  108,888,433   110,067,322
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $109,079,349  $108,888,433
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            9            10
  Redeemed.................................................................................           (9)          (16)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            (6)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           48            21
  Redeemed.................................................................................          (50)          (70)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (2)          (49)
                                                                                            ============  ============

                                                                                                    EQ/COMMON STOCK
                                                                                                        INDEX*
                                                                                            ------------------------------
                                                                                                 2015            2014
                                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   13,276,948  $   11,178,150
  Net realized gain (loss) on investments..................................................     45,550,451      39,236,229
  Net change in unrealized appreciation (depreciation) of investments......................    (66,420,997)    123,150,321
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from operations..........................     (7,593,598)    173,564,700
                                                                                            --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     73,389,185      76,043,534
  Transfers between Variable Investment Options including guaranteed interest account, net.    (31,455,451)    (35,876,534)
  Redemptions for contract benefits and terminations.......................................    (70,586,105)    (77,911,580)
  Contract maintenance charges.............................................................    (85,004,784)    (86,788,783)
                                                                                            --------------  --------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (113,657,155)   (124,533,363)
                                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        168,200          85,800
                                                                                            --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (121,082,553)     49,117,137
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,636,885,255   1,587,768,118
                                                                                            --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,515,802,702  $1,636,885,255
                                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            121              40
  Redeemed.................................................................................           (140)           (146)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................            (19)           (106)
                                                                                            ==============  ==============

UNIT ACTIVITY CLASS B
  Issued...................................................................................             59              40
  Redeemed.................................................................................           (103)            (95)
                                                                                            --------------  --------------
  Net Increase (Decrease)..................................................................            (44)            (55)
                                                                                            ==============  ==============

                                                                                                  EQ/CORE BOND
                                                                                                     INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   640,423  $   538,964
  Net realized gain (loss) on investments..................................................      55,854     (113,250)
  Net change in unrealized appreciation (depreciation) of investments......................    (620,665)     681,768
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      75,612    1,107,482
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,274,041    4,201,405
  Transfers between Variable Investment Options including guaranteed interest account, net.     512,897     (534,315)
  Redemptions for contract benefits and terminations.......................................  (2,648,302)  (2,289,572)
  Contract maintenance charges.............................................................  (2,777,678)  (2,820,231)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (639,042)  (1,442,713)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (563,430)    (335,231)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  53,018,758   53,353,989
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $52,455,328  $53,018,758
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          17           18
  Redeemed.................................................................................         (29)         (30)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (12)         (12)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          26           18
  Redeemed.................................................................................         (20)         (17)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           6            1
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   EQ/EQUITY 500
                                                                                                      INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  9,154,225  $  7,294,906
  Net realized gain (loss) on investments..................................................   51,635,577    41,915,920
  Net change in unrealized appreciation (depreciation) of investments......................  (57,226,749)   35,876,744
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    3,563,053    85,087,570
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   37,176,653    36,615,002
  Transfers between Variable Investment Options including guaranteed interest account, net.  (14,235,081)  (14,743,490)
  Redemptions for contract benefits and terminations.......................................  (28,737,556)  (30,499,459)
  Contract maintenance charges.............................................................  (30,430,352)  (29,448,656)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (36,226,336)  (38,076,603)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (32,663,283)   47,010,967
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  743,304,673   696,293,706
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $710,641,390  $743,304,673
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          319           362
  Redeemed.................................................................................         (240)         (215)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           79           147
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................          132           123
  Redeemed.................................................................................         (115)          (83)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           17            40
                                                                                            ============  ============

                                                                                                EQ/GAMCO MERGERS
                                                                                                AND ACQUISITIONS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (35,615) $   (35,280)
  Net realized gain (loss) on investments..................................................     800,349      724,113
  Net change in unrealized appreciation (depreciation) of investments......................    (442,986)    (502,229)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     321,748      186,604
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,248,542    1,253,239
  Transfers between Variable Investment Options including guaranteed interest account, net.    (238,301)   1,133,335
  Redemptions for contract benefits and terminations.......................................    (455,205)    (556,280)
  Contract maintenance charges.............................................................    (494,671)    (476,658)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      60,365    1,353,636
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     382,113    1,540,240
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  14,034,914   12,494,674
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $14,417,027  $14,034,914
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           8           13
  Redeemed.................................................................................          (4)         (12)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           4            1
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          16           22
  Redeemed.................................................................................         (16)         (12)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           10
                                                                                            ===========  ===========

                                                                                              EQ/GAMCO SMALL COMPANY
                                                                                                      VALUE*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    432,838  $     10,062
  Net realized gain (loss) on investments..................................................   14,193,401    13,362,147
  Net change in unrealized appreciation (depreciation) of investments......................  (23,639,812)   (9,134,958)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (9,013,573)    4,237,251
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   14,546,446    13,811,794
  Transfers between Variable Investment Options including guaranteed interest account, net.   (7,006,788)   (4,442,749)
  Redemptions for contract benefits and terminations.......................................   (5,416,880)   (5,577,726)
  Contract maintenance charges.............................................................   (5,678,896)   (5,550,128)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (3,556,118)   (1,758,809)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (12,569,691)    2,478,442
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  156,518,596   154,040,154
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $143,948,905  $156,518,596
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           97            84
  Redeemed.................................................................................          (46)          (42)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           51            42
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           40            53
  Redeemed.................................................................................          (65)          (75)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (25)          (22)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                              EQ/GLOBAL BOND PLUS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (43,082) $    80,749
  Net realized gain (loss) on investments..................................................    (456,911)     135,245
  Net change in unrealized appreciation (depreciation) of investments......................    (266,877)     (83,551)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (766,870)     132,443
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,514,062    1,581,265
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,691,569)    (345,532)
  Redemptions for contract benefits and terminations.......................................  (1,303,750)    (921,719)
  Contract maintenance charges.............................................................  (1,048,125)  (1,088,407)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,529,382)    (774,393)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (3,296,252)    (641,950)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  20,316,771   20,958,721
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,020,519  $20,316,771
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          25           19
  Redeemed.................................................................................         (32)         (22)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (7)          (3)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           7            8
  Redeemed.................................................................................          (8)          (9)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)          (1)
                                                                                            ===========  ===========

                                                                                                 EQ/INTERMEDIATE
                                                                                                GOVERNMENT BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   247,834  $    56,589
  Net realized gain (loss) on investments..................................................     513,974      508,249
  Net change in unrealized appreciation (depreciation) of investments......................    (640,827)     479,791
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     120,981    1,044,629
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,979,433    5,306,331
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,444,063     (426,561)
  Redemptions for contract benefits and terminations.......................................  (2,870,287)  (4,854,130)
  Contract maintenance charges.............................................................  (4,687,918)  (4,960,439)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,134,709)  (4,934,799)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,013,728)  (3,890,170)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  85,238,847   89,129,017
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $84,225,119  $85,238,847
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          67           69
  Redeemed.................................................................................         (62)         (71)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           5           (2)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          11           11
  Redeemed.................................................................................         (16)         (22)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)         (11)
                                                                                            ===========  ===========

                                                                                                 EQ/INTERNATIONAL
                                                                                                   EQUITY INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  5,650,414  $  8,395,760
  Net realized gain (loss) on investments..................................................   (1,973,019)    2,200,137
  Net change in unrealized appreciation (depreciation) of investments......................  (10,756,200)  (35,202,429)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (7,078,805)  (24,606,532)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   20,403,002    20,817,742
  Transfers between Variable Investment Options including guaranteed interest account, net.   (1,974,088)   (4,978,316)
  Redemptions for contract benefits and terminations.......................................  (15,310,518)  (17,170,698)
  Contract maintenance charges.............................................................  (18,480,530)  (19,443,168)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (15,362,134)  (20,774,440)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (22,440,939)  (45,380,972)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  307,558,192   352,939,164
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $285,117,253  $307,558,192
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          129            46
  Redeemed.................................................................................         (130)         (152)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (1)         (106)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           44            30
  Redeemed.................................................................................          (34)          (30)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           10            --
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   EQ/INVESCO
                                                                                                  COMSTOCK*(C )
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   491,561  $   299,956
  Net realized gain (loss) on investments..................................................     898,563    1,032,871
  Net change in unrealized appreciation (depreciation) of investments......................  (3,002,888)      11,226
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,612,764)   1,344,053
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,097,352    1,506,716
  Transfers between Variable Investment Options including guaranteed interest account, net.     246,230   13,456,365
  Redemptions for contract benefits and terminations.......................................  (1,075,306)    (786,443)
  Contract maintenance charges.............................................................    (900,350)    (663,324)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     367,926   13,513,314
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,244,838)  14,857,367
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  25,192,273   10,334,906
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $23,947,435  $25,192,273
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          24           78
  Redeemed.................................................................................         (25)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)          64
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          11           42
  Redeemed.................................................................................          (9)          (7)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           2           35
                                                                                            ===========  ===========

                                                                                                EQ/JPMORGAN VALUE
                                                                                                 OPPORTUNITIES*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    89,757  $   191,866
  Net realized gain (loss) on investments..................................................   2,320,971      957,434
  Net change in unrealized appreciation (depreciation) of investments......................  (3,303,606)   2,781,447
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (892,878)   3,930,747
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,922,619    1,684,088
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,367,474    1,018,350
  Redemptions for contract benefits and terminations.......................................  (2,476,576)  (1,696,554)
  Contract maintenance charges.............................................................  (1,534,920)  (1,428,359)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     278,597     (422,475)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (614,281)   3,508,272
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  32,449,747   28,941,475
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $31,835,466  $32,449,747
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          11           10
  Redeemed.................................................................................          (2)          (3)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           9            7
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          23           12
  Redeemed.................................................................................         (26)         (15)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          (3)
                                                                                            ===========  ===========

                                                                                                   EQ/LARGE CAP
                                                                                                   GROWTH INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    554,053  $    570,862
  Net realized gain (loss) on investments..................................................   18,064,248    22,555,941
  Net change in unrealized appreciation (depreciation) of investments......................  (12,845,810)   (8,998,459)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    5,772,491    14,128,344
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,161,484     6,890,119
  Transfers between Variable Investment Options including guaranteed interest account, net.   (1,515,818)   (7,157,160)
  Redemptions for contract benefits and terminations.......................................   (5,896,634)   (5,280,786)
  Contract maintenance charges.............................................................   (5,777,822)   (5,591,490)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (6,028,790)  (11,139,317)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     (256,299)    2,989,027
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  131,724,470   128,735,443
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $131,468,171  $131,724,470
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           18            19
  Redeemed.................................................................................           (8)          (18)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           10             1
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           46            44
  Redeemed.................................................................................          (87)         (122)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (41)          (78)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  EQ/LARGE CAP
                                                                                                  VALUE INDEX*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   326,561  $   226,634
  Net realized gain (loss) on investments..................................................   1,749,009    1,562,386
  Net change in unrealized appreciation (depreciation) of investments......................  (3,029,371)     208,159
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (953,801)   1,997,179
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,768,722    1,440,192
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,038,466    1,711,780
  Redemptions for contract benefits and terminations.......................................    (656,690)    (567,883)
  Contract maintenance charges.............................................................    (770,338)    (643,489)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,380,160    1,940,600
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     426,359    3,937,779
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  19,150,136   15,212,357
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $19,576,495  $19,150,136
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          27           45
  Redeemed.................................................................................         (25)         (34)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           2           11
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          29           22
  Redeemed.................................................................................         (16)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          13            8
                                                                                            ===========  ===========

                                                                                              EQ/MFS INTERNATIONAL
                                                                                                     GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   133,032  $   259,769
  Net realized gain (loss) on investments..................................................   1,532,904    2,923,594
  Net change in unrealized appreciation (depreciation) of investments......................  (1,675,590)  (5,215,215)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      (9,654)  (2,031,852)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,002,828    2,935,833
  Transfers between Variable Investment Options including guaranteed interest account, net.     580,007        8,894
  Redemptions for contract benefits and terminations.......................................  (1,893,213)  (1,277,333)
  Contract maintenance charges.............................................................  (1,449,064)  (1,430,431)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     240,558      236,963
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     230,904   (1,794,889)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  37,393,763   39,188,652
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $37,624,667  $37,393,763
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY CLASS B
  Issued...................................................................................          39           39
  Redeemed.................................................................................         (41)         (43)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (2)          (4)
                                                                                            ===========  ===========

                                                                                                 EQ/MID CAP INDEX*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    618,281  $    512,931
  Net realized gain (loss) on investments..................................................    4,142,515     3,246,757
  Net change in unrealized appreciation (depreciation) of investments......................   (8,365,728)    5,674,042
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   (3,604,932)    9,433,730
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,380,515     6,963,656
  Transfers between Variable Investment Options including guaranteed interest account, net.       13,980    (2,558,463)
  Redemptions for contract benefits and terminations.......................................   (4,781,665)   (5,493,354)
  Contract maintenance charges.............................................................   (4,650,812)   (4,636,164)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (2,037,982)   (5,724,325)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (5,642,914)    3,709,405
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  116,590,689   112,881,284
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $110,947,775  $116,590,689
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           26            29
  Redeemed.................................................................................          (14)          (19)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           12            10
                                                                                            ============  ============
UNIT ACTIVITY CLASS B
  Issued...................................................................................           34            30
  Redeemed.................................................................................          (42)          (52)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (8)          (22)
                                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 EQ/MONEY MARKET*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (659,391) $   (746,612)
  Net realized gain (loss) on investments..................................................          312         1,481
  Net change in unrealized appreciation (depreciation) of investments......................       (2,431)         (448)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................     (661,510)     (745,579)
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   77,405,689    63,522,611
  Transfers between Variable Investment Options including guaranteed interest account, net.    7,334,982     2,555,237
  Redemptions for contract benefits and terminations.......................................  (72,524,686)  (62,658,398)
  Contract maintenance charges.............................................................  (18,717,334)  (18,869,362)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (6,501,349)  (15,449,912)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (52,305)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (7,215,164)  (16,195,491)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  167,854,303   184,049,794
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $160,639,139  $167,854,303
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................        3,350         2,481
  Redeemed.................................................................................       (3,047)       (2,531)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          303           (50)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................          545           398
  Redeemed.................................................................................         (532)         (475)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           13           (77)
                                                                                            ============  ============

                                                                                              EQ/MORGAN STANLEY MID
                                                                                                   CAP GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (130,225) $  (166,327)
  Net realized gain (loss) on investments..................................................   1,582,739    8,234,253
  Net change in unrealized appreciation (depreciation) of investments......................  (3,988,100)  (8,689,263)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,535,586)    (621,337)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,750,085    4,506,162
  Transfers between Variable Investment Options including guaranteed interest account, net.  (4,784,961)  (5,197,158)
  Redemptions for contract benefits and terminations.......................................  (1,768,750)  (2,219,348)
  Contract maintenance charges.............................................................  (2,012,694)  (2,143,522)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (4,816,320)  (5,053,866)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (7,351,906)  (5,675,203)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  49,806,601   55,481,804
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $42,454,695  $49,806,601
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           6           20
  Redeemed.................................................................................         (31)         (51)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (25)         (31)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          10           14
  Redeemed.................................................................................         (14)         (15)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (4)          (1)
                                                                                            ===========  ===========

                                                                                                 EQ/PIMCO ULTRA
                                                                                                   SHORT BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    57,973  $    26,659
  Net realized gain (loss) on investments..................................................     (86,263)     (47,094)
  Net change in unrealized appreciation (depreciation) of investments......................    (176,220)    (124,831)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (204,510)    (145,266)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,810,950    3,214,110
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,727,922)  (1,070,012)
  Redemptions for contract benefits and terminations.......................................  (1,481,597)  (2,017,737)
  Contract maintenance charges.............................................................  (2,141,714)  (2,326,290)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (2,540,283)  (2,199,929)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,744,793)  (2,345,195)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  36,532,893   38,878,088
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $33,788,100  $36,532,893
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          24           22
  Redeemed.................................................................................         (35)         (49)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (11)         (27)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          13           32
  Redeemed.................................................................................         (25)         (25)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (12)           7
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                              EQ/QUALITY BOND PLUS*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   401,318  $   360,766
  Net realized gain (loss) on investments..................................................    (862,433)  (1,139,345)
  Net change in unrealized appreciation (depreciation) of investments......................     369,294    2,362,839
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (91,821)   1,584,260
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,062,469    6,416,540
  Transfers between Variable Investment Options including guaranteed interest account, net.    (101,756)    (505,122)
  Redemptions for contract benefits and terminations.......................................  (3,454,998)  (4,745,589)
  Contract maintenance charges.............................................................  (5,882,579)  (5,933,799)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (4,376,864)  (4,767,970)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (4,962)     (21,800)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (4,473,647)  (3,205,510)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  63,498,843   66,704,353
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $59,025,196  $63,498,843
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          25           73
  Redeemed.................................................................................         (39)         (92)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (14)         (19)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          16            8
  Redeemed.................................................................................         (21)         (17)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)          (9)
                                                                                            ===========  ===========

                                                                                                 EQ/SMALL COMPANY
                                                                                                      INDEX*
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    487,737  $   364,250
  Net realized gain (loss) on investments..................................................    8,164,460    8,762,131
  Net change in unrealized appreciation (depreciation) of investments......................  (12,289,217)  (5,923,647)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   (3,637,020)   3,202,734
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,924,510    4,108,392
  Transfers between Variable Investment Options including guaranteed interest account, net.    1,162,433      (98,641)
  Redemptions for contract benefits and terminations.......................................   (2,319,486)  (2,608,299)
  Contract maintenance charges.............................................................   (2,575,376)  (2,472,567)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    1,192,081   (1,071,115)
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --           --
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (2,444,939)   2,131,619
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   73,802,654   71,671,035
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 71,357,715  $73,802,654
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           35           26
  Redeemed.................................................................................          (23)         (33)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           12           (7)
                                                                                            ============  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           13           13
  Redeemed.................................................................................           (8)          (7)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................            5            6
                                                                                            ============  ===========

                                                                                             EQ/T. ROWE PRICE GROWTH
                                                                                                     STOCK*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (259,198) $  (224,609)
  Net realized gain (loss) on investments..................................................   6,362,280    4,080,716
  Net change in unrealized appreciation (depreciation) of investments......................     635,064      875,970
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   6,738,146    4,732,077
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,696,576    4,762,591
  Transfers between Variable Investment Options including guaranteed interest account, net.  11,323,002    7,056,426
  Redemptions for contract benefits and terminations.......................................  (2,817,499)  (5,396,648)
  Contract maintenance charges.............................................................  (2,891,497)  (2,442,763)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  12,310,582    3,979,606
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  19,048,728    8,711,683
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  64,703,301   55,991,618
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $83,752,029  $64,703,301
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          96           76
  Redeemed.................................................................................         (26)         (52)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          70           24
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          96           75
  Redeemed.................................................................................         (40)         (60)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          56           15
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                 EQ/UBS GROWTH &
                                                                                                     INCOME*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    29,743  $    29,958
  Net realized gain (loss) on investments..................................................   2,639,675      653,105
  Net change in unrealized appreciation (depreciation) of investments......................  (2,891,098)     599,063
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (221,680)   1,282,126
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     732,568      617,174
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,488,633      765,817
  Redemptions for contract benefits and terminations.......................................    (417,525)    (349,772)
  Contract maintenance charges.............................................................    (415,817)    (304,439)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,387,859      728,780
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,166,179    2,010,906
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  11,001,086    8,990,180
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $12,167,265  $11,001,086
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          28           18
  Redeemed.................................................................................         (20)         (14)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           8            4
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                               EQ/WELLS FARGO OMEGA
                                                                                                      GROWTH*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (260,068) $   (295,604)
  Net realized gain (loss) on investments..................................................    5,924,989    13,789,288
  Net change in unrealized appreciation (depreciation) of investments......................   (4,528,855)  (10,255,614)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................    1,136,066     3,238,070
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    7,194,777     8,238,185
  Transfers between Variable Investment Options including guaranteed interest account, net.  (12,934,276)   (6,910,153)
  Redemptions for contract benefits and terminations.......................................   (2,922,540)   (4,036,928)
  Contract maintenance charges.............................................................   (2,682,081)   (2,691,717)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (11,344,120)   (5,400,613)
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (10,208,054)   (2,162,543)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   94,355,676    96,518,219
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 84,147,622  $ 94,355,676
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           54            80
  Redeemed.................................................................................          (51)          (41)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................            3            39
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................           27            66
  Redeemed.................................................................................          (82)          (96)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (55)          (30)
                                                                                            ============  ============

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................           --            --
  Redeemed.................................................................................           --            --
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           --            --
                                                                                            ============  ============

                                                                                             FIDELITY(R) VIP ASSET
                                                                                                MANAGER: GROWTH
                                                                                                   PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   14,257  $   11,784
  Net realized gain (loss) on investments..................................................    116,511      58,173
  Net change in unrealized appreciation (depreciation) of investments......................   (134,182)      5,671
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (3,414)     75,628
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     54,935     110,963
  Transfers between Variable Investment Options including guaranteed interest account, net.    (98,361)     95,830
  Redemptions for contract benefits and terminations.......................................   (130,521)    (81,266)
  Contract maintenance charges.............................................................    (40,114)    (39,203)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (214,061)     86,324
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (217,475)    161,952
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,482,577   1,320,625
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,265,102  $1,482,577
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          3           6
  Redeemed.................................................................................         (5)         (2)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (2)          4
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   FIDELITY(R)
                                                                                                VIP CONTRAFUND(R)
                                                                                                    PORTFOLIO
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    371,205  $   298,582
  Net realized gain (loss) on investments..................................................   10,637,114    6,560,290
  Net change in unrealized appreciation (depreciation) of investments......................  (11,146,011)   2,042,775
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (137,692)   8,901,647
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,390,616    3,867,765
  Transfers between Variable Investment Options including guaranteed interest account, net.     (848,601)   8,548,223
  Redemptions for contract benefits and terminations.......................................   (3,261,931)  (2,926,594)
  Contract maintenance charges.............................................................   (1,559,239)  (1,374,503)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (1,279,155)   8,114,891
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (1,416,847)  17,016,538
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   87,944,966   70,928,428
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 86,528,119  $87,944,966
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................           75          168
  Redeemed.................................................................................          (74)         (96)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................            1           72
                                                                                            ============  ===========

                                                                                                  FIDELITY(R)
                                                                                               VIP EQUITY-INCOME
                                                                                                   PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   33,008  $   26,398
  Net realized gain (loss) on investments..................................................    101,459     142,354
  Net change in unrealized appreciation (depreciation) of investments......................   (182,104)    (91,475)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (47,637)     77,277
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    180,387     185,686
  Transfers between Variable Investment Options including guaranteed interest account, net.     25,905    (147,563)
  Redemptions for contract benefits and terminations.......................................    (79,737)   (446,110)
  Contract maintenance charges.............................................................    (35,183)    (35,230)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     91,372    (443,217)
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     43,735    (365,940)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,011,726   1,377,666
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,055,461  $1,011,726
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................         10          11
  Redeemed.................................................................................         (5)        (14)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          5          (3)
                                                                                            ==========  ==========

                                                                                                 FIDELITY(R)
                                                                                                VIP GOVERNMENT
                                                                                                 MONEY MARKET
                                                                                                  PORTFOLIO
                                                                                            ---------------------
                                                                                               2015       2014
                                                                                            ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $     110  $       98
  Net realized gain (loss) on investments..................................................        --          --
  Net change in unrealized appreciation (depreciation) of investments......................        --          --
                                                                                            ---------  ----------

  Net increase (decrease) in net assets resulting from operations..........................       110          98
                                                                                            ---------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   197,108     149,036
  Transfers between Variable Investment Options including guaranteed interest account, net.   (35,731)   (310,046)
  Redemptions for contract benefits and terminations.......................................  (125,157)   (135,526)
  Contract maintenance charges.............................................................   (38,345)    (33,082)
                                                                                            ---------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (2,125)   (329,618)
                                                                                            ---------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (2,015)   (329,520)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   999,490   1,329,010
                                                                                            ---------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 997,475  $  999,490
                                                                                            =========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................        32          40
  Redeemed.................................................................................       (38)        (36)
                                                                                            ---------  ----------
  Net Increase (Decrease)..................................................................        (6)          4
                                                                                            =========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                  FIDELITY(R)
                                                                                              VIP GROWTH & INCOME
                                                                                                   PORTFOLIO
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   120,857  $   94,753
  Net realized gain (loss) on investments..................................................     743,985     536,796
  Net change in unrealized appreciation (depreciation) of investments......................  (1,074,627)    (33,481)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (209,785)    598,068
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,018,841     877,004
  Transfers between Variable Investment Options including guaranteed interest account, net.    (267,283)    718,326
  Redemptions for contract benefits and terminations.......................................    (418,799)   (242,807)
  Contract maintenance charges.............................................................    (371,527)   (298,880)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     (38,768)  1,053,643
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (248,553)  1,651,711
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   7,537,673   5,885,962
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 7,289,120  $7,537,673
                                                                                            ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          21          32
  Redeemed.................................................................................         (14)        (17)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................           7          15
                                                                                            ===========  ==========

                                                                                                   FIDELITY(R)
                                                                                                 VIP HIGH INCOME
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   259,608  $   424,752
  Net realized gain (loss) on investments..................................................    (311,035)    (118,246)
  Net change in unrealized appreciation (depreciation) of investments......................     (71,837)    (189,707)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (123,264)     116,799
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     321,320      419,436
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,449,802)  (5,261,554)
  Redemptions for contract benefits and terminations.......................................    (343,689)    (977,714)
  Contract maintenance charges.............................................................     (69,434)     (84,307)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,541,605)  (5,904,139)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,664,869)  (5,787,340)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   5,043,450   10,830,790
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 3,378,581  $ 5,043,450
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          28           74
  Redeemed.................................................................................         (30)         (83)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (2)          (9)
                                                                                            ===========  ===========

                                                                                                   FIDELITY(R)
                                                                                                 VIP INVESTMENT
                                                                                                   GRADE BOND
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   196,929  $   164,816
  Net realized gain (loss) on investments..................................................      60,410     (193,722)
  Net change in unrealized appreciation (depreciation) of investments......................    (295,052)     482,178
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (37,713)     453,272
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,102,108      974,837
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,960,405)  (7,335,476)
  Redemptions for contract benefits and terminations.......................................  (1,007,596)    (328,473)
  Contract maintenance charges.............................................................    (282,480)    (191,547)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,148,373)  (6,880,659)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,186,086)  (6,427,387)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   8,320,035   14,747,422
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 7,133,949  $ 8,320,035
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................         232          147
  Redeemed.................................................................................        (109)        (107)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         123           40
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                   FIDELITY(R)
                                                                                                   VIP MID CAP
                                                                                                    PORTFOLIO
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $     19,312  $   (29,643)
  Net realized gain (loss) on investments..................................................    3,306,355    1,922,014
  Net change in unrealized appreciation (depreciation) of investments......................   (3,794,851)     (79,185)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (469,184)   1,813,186
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    2,843,143    2,182,088
  Transfers between Variable Investment Options including guaranteed interest account, net.  (11,813,075)    (388,556)
  Redemptions for contract benefits and terminations.......................................   (1,603,290)    (828,918)
  Contract maintenance charges.............................................................     (752,441)    (709,103)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (11,325,663)     255,511
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (11,794,847)   2,068,697
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   32,757,977   30,689,280
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 20,963,130  $32,757,977
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................           78           75
  Redeemed.................................................................................          (67)         (67)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................           11            8
                                                                                            ============  ===========

                                                                                                  FIDELITY(R)
                                                                                                   VIP VALUE
                                                                                                   PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   16,171  $   16,928
  Net realized gain (loss) on investments..................................................    284,278     181,198
  Net change in unrealized appreciation (depreciation) of investments......................   (303,282)    (43,430)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (2,833)    154,696
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     97,970      64,001
  Transfers between Variable Investment Options including guaranteed interest account, net.     61,477     216,839
  Redemptions for contract benefits and terminations.......................................   (406,007)   (143,398)
  Contract maintenance charges.............................................................    (22,440)    (15,894)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (269,000)    121,548
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (271,833)    276,244
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,532,798   1,256,554
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,260,965  $1,532,798
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................          7           4
  Redeemed.................................................................................         (4)         (3)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          3           1
                                                                                            ==========  ==========

                                                                                                FIDELITY(R)
                                                                                                 VIP VALUE
                                                                                                 STRATEGIES
                                                                                                 PORTFOLIO
                                                                                            -------------------
                                                                                              2015       2014
                                                                                            --------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  3,284  $   2,678
  Net realized gain (loss) on investments..................................................   46,089     50,982
  Net change in unrealized appreciation (depreciation) of investments......................  (60,536)   (34,551)
                                                                                            --------  ---------

  Net increase (decrease) in net assets resulting from operations..........................  (11,163)    19,109
                                                                                            --------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   30,680     25,114
  Transfers between Variable Investment Options including guaranteed interest account, net.   19,480     (8,505)
  Redemptions for contract benefits and terminations.......................................  (19,640)  (238,261)
  Contract maintenance charges.............................................................   (8,967)    (7,621)
                                                                                            --------  ---------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   21,553   (229,273)
                                                                                            --------  ---------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   10,390   (210,164)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  322,852    533,016
                                                                                            --------  ---------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $333,242  $ 322,852
                                                                                            ========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................................        2          1
  Redeemed.................................................................................       (1)        (1)
                                                                                            --------  ---------
  Net Increase (Decrease)..................................................................        1         --
                                                                                            ========  =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                    FRANKLIN
                                                                                                MUTUAL SHARES VIP
                                                                                                      FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   332,521  $   229,252
  Net realized gain (loss) on investments..................................................   1,413,779      959,201
  Net change in unrealized appreciation (depreciation) of investments......................  (2,337,146)    (396,363)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (590,846)     792,090
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     521,936      575,528
  Transfers between Variable Investment Options including guaranteed interest account, net.    (768,106)  (1,359,822)
  Redemptions for contract benefits and terminations.......................................    (124,704)    (310,990)
  Contract maintenance charges.............................................................    (228,463)    (224,931)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (599,337)  (1,320,215)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --          (85)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,190,183)    (528,210)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  11,541,844   12,070,054
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $10,351,661  $11,541,844
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          20           23
  Redeemed.................................................................................         (17)         (31)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           3           (8)
                                                                                            ===========  ===========

                                                                                                 FRANKLIN RISING
                                                                                                  DIVIDENDS VIP
                                                                                                       FUND
                                                                                            -------------------------
                                                                                                2015          2014
                                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    565,726  $   471,414
  Net realized gain (loss) on investments..................................................    7,550,456    3,763,727
  Net change in unrealized appreciation (depreciation) of investments......................  (10,135,616)    (258,664)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   (2,019,434)   3,976,477
                                                                                            ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    4,062,950    4,513,820
  Transfers between Variable Investment Options including guaranteed interest account, net.   (2,101,597)    (187,144)
  Redemptions for contract benefits and terminations.......................................   (2,033,706)  (1,591,392)
  Contract maintenance charges.............................................................   (1,750,266)  (1,673,409)
                                                                                            ------------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (1,822,619)   1,061,875
                                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................           --           --
                                                                                            ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (3,842,053)   5,038,352
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   53,365,263   48,326,911
                                                                                            ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 49,523,210  $53,365,263
                                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................           36           62
  Redeemed.................................................................................          (47)         (56)
                                                                                            ------------  -----------
  Net Increase (Decrease)..................................................................          (11)           6
                                                                                            ============  ===========

                                                                                                    FRANKLIN
                                                                                               SMALL CAP VALUE VIP
                                                                                                      FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    21,145  $    19,852
  Net realized gain (loss) on investments..................................................     740,681    1,068,565
  Net change in unrealized appreciation (depreciation) of investments......................  (1,197,710)  (1,101,350)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (435,884)     (12,933)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     833,373      690,156
  Transfers between Variable Investment Options including guaranteed interest account, net.    (458,667)  (1,146,980)
  Redemptions for contract benefits and terminations.......................................    (156,404)    (177,886)
  Contract maintenance charges.............................................................    (196,334)    (212,742)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      21,968     (847,452)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (413,916)    (860,385)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   5,652,905    6,513,290
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 5,238,989  $ 5,652,905
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          53           56
  Redeemed.................................................................................         (34)         (40)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          19           16
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               FRANKLIN STRATEGIC
                                                                                                 INCOME VIP FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,791,236  $ 1,472,739
  Net realized gain (loss) on investments..................................................    (161,300)     379,325
  Net change in unrealized appreciation (depreciation) of investments......................  (2,867,623)  (1,511,853)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,237,687)     340,211
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,486,597    3,317,423
  Transfers between Variable Investment Options including guaranteed interest account, net.     765,825    2,310,086
  Redemptions for contract benefits and terminations.......................................  (1,037,707)    (966,418)
  Contract maintenance charges.............................................................  (1,464,388)  (1,286,551)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,750,327    3,374,540
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     512,640    3,714,751
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,647,991   24,933,240
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $29,160,631  $28,647,991
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          52           68
  Redeemed.................................................................................         (38)         (42)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          14           26
                                                                                            ===========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                     GOLDMAN
                                                                                                SACHS VIT MID CAP
                                                                                                   VALUE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (15,962) $    51,562
  Net realized gain (loss) on investments..................................................     760,723    2,577,875
  Net change in unrealized appreciation (depreciation) of investments......................  (1,913,667)  (1,513,842)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,168,906)   1,115,595
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,511,875    1,013,469
  Transfers between Variable Investment Options including guaranteed interest account, net.     653,791      277,277
  Redemptions for contract benefits and terminations.......................................    (824,729)    (230,067)
  Contract maintenance charges.............................................................    (480,547)    (350,778)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     860,390      709,901
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --          400
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (308,516)   1,825,896
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  10,519,940    8,694,044
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $10,211,424  $10,519,940
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          23           27
  Redeemed.................................................................................         (19)         (23)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................           4            4
                                                                                            ===========  ===========

                                                                                                  INVESCO V.I.
                                                                                                  DIVERSIFIED
                                                                                                 DIVIDEND FUND
                                                                                            -----------------------
                                                                                               2015         2014
                                                                                            ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   48,269  $    15,803
  Net realized gain (loss) on investments..................................................     65,282      214,406
  Net change in unrealized appreciation (depreciation) of investments......................    (84,879)     (29,610)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     28,672      200,599
                                                                                            ----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  1,118,646      294,863
  Transfers between Variable Investment Options including guaranteed interest account, net.    424,222    1,364,019
  Redemptions for contract benefits and terminations.......................................    (86,877)  (1,065,492)
  Contract maintenance charges.............................................................   (101,274)     (23,890)
                                                                                            ----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  1,354,717      569,500
                                                                                            ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         35           50
                                                                                            ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  1,383,424      770,149
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,093,929    1,323,780
                                                                                            ----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,477,353  $ 2,093,929
                                                                                            ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................        139           75
  Redeemed.................................................................................        (52)         (48)
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         87           27
                                                                                            ==========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................         --           --
  Redeemed.................................................................................         --           --
                                                                                            ----------  -----------
  Net Increase (Decrease)..................................................................         --           --
                                                                                            ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                     INVESCO
                                                                                                   V.I. GLOBAL
                                                                                                REAL ESTATE FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,046,805  $   319,406
  Net realized gain (loss) on investments..................................................     827,125      595,339
  Net change in unrealized appreciation (depreciation) of investments......................  (2,603,707)   2,223,583
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (729,777)   3,138,328
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,774,719    3,723,341
  Transfers between Variable Investment Options including guaranteed interest account, net.     303,717    5,351,423
  Redemptions for contract benefits and terminations.......................................    (885,522)  (1,807,554)
  Contract maintenance charges.............................................................  (1,214,081)    (905,412)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,978,833    6,361,798
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          70          255
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,249,126    9,500,381
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  30,513,428   21,013,047
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $32,762,554  $30,513,428
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................................         131          135
  Redeemed.................................................................................         (80)         (47)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          51           88
                                                                                            ===========  ===========

                                                                                                  INVESCO V.I.
                                                                                                  INTERNATIONAL
                                                                                                   GROWTH FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   341,505  $   319,823
  Net realized gain (loss) on investments..................................................   1,242,626      842,586
  Net change in unrealized appreciation (depreciation) of investments......................  (2,527,271)  (1,327,365)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (943,140)    (164,956)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,983,383    3,445,932
  Transfers between Variable Investment Options including guaranteed interest account, net.     448,720    5,281,636
  Redemptions for contract benefits and terminations.......................................    (834,532)  (1,192,591)
  Contract maintenance charges.............................................................    (876,245)    (691,799)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   2,721,326    6,843,178
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         400           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   1,778,586    6,678,222
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,704,895   22,026,673
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $30,483,481  $28,704,895
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................................         176          193
  Redeemed.................................................................................        (122)         (70)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          54          123
                                                                                            ===========  ===========

                                                                                                    INVESCO
                                                                                                 V.I. MID CAP
                                                                                               CORE EQUITY FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (5,944) $   (9,898)
  Net realized gain (loss) on investments..................................................    339,352     588,270
  Net change in unrealized appreciation (depreciation) of investments......................   (457,303)   (451,778)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (123,895)    126,594
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    297,238     281,673
  Transfers between Variable Investment Options including guaranteed interest account, net.   (406,979)   (409,266)
  Redemptions for contract benefits and terminations.......................................   (185,160)    (69,997)
  Contract maintenance charges.............................................................    (97,105)    (94,460)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (392,006)   (292,050)
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --         (60)
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (515,901)   (165,516)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  3,519,405   3,684,921
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $3,003,504  $3,519,405
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................................         12           8
  Redeemed.................................................................................        (10)         (9)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          2          (1)
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                             INVESCO V.I. SMALL CAP
                                                                                                  EQUITY FUND
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (10,192) $  (11,012)
  Net realized gain (loss) on investments..................................................   1,041,774     625,538
  Net change in unrealized appreciation (depreciation) of investments......................  (1,307,587)   (552,554)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................    (276,005)     61,972
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     495,913     339,593
  Transfers between Variable Investment Options including guaranteed interest account, net.     308,850    (195,982)
  Redemptions for contract benefits and terminations.......................................     (85,822)   (151,402)
  Contract maintenance charges.............................................................    (162,699)   (137,588)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     556,242    (145,379)
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --         260
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     280,237     (83,147)

NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   4,096,018   4,179,165
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 4,376,255  $4,096,018
                                                                                            ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========
UNIT ACTIVITY SERIES II
  Issued...................................................................................           9          10
  Redeemed.................................................................................          (5)        (10)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................           4          --
                                                                                            ===========  ==========

                                                                                                IVY FUNDS VIP
                                                                                                  DIVIDEND
                                                                                                OPPORTUNITIES
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   8,002  $   9,370
  Net realized gain (loss) on investments..................................................    66,058     92,622
  Net change in unrealized appreciation (depreciation) of investments......................   (92,192)   (34,895)
                                                                                            ---------  ---------

  Net increase (decrease) in net assets resulting from operations..........................   (18,132)    67,097
                                                                                            ---------  ---------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    70,462     30,853
  Transfers between Variable Investment Options including guaranteed interest account, net.  (118,236)  (299,515)
  Redemptions for contract benefits and terminations.......................................   (91,561)   (19,313)
  Contract maintenance charges.............................................................   (20,090)   (21,210)
                                                                                            ---------  ---------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (159,425)  (309,185)
                                                                                            ---------  ---------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        --         --
                                                                                            ---------  ---------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (177,557)  (242,088)

NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   703,003    945,091
                                                                                            ---------  ---------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 525,446  $ 703,003
                                                                                            =========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         9          7
  Redeemed.................................................................................       (11)        (7)
                                                                                            ---------  ---------
  Net Increase (Decrease)..................................................................        (2)        --
                                                                                            =========  =========
UNIT ACTIVITY SERIES II
  Issued...................................................................................        --         --
  Redeemed.................................................................................        --         --
                                                                                            ---------  ---------
  Net Increase (Decrease)..................................................................        --         --
                                                                                            =========  =========


                                                                                              IVY FUNDS VIP ENERGY
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (42,535) $   (50,896)
  Net realized gain (loss) on investments..................................................    (546,896)   1,404,086
  Net change in unrealized appreciation (depreciation) of investments......................  (3,144,450)  (3,699,872)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (3,733,881)  (2,346,682)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,272,805    1,958,125
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,922,152    5,191,083
  Redemptions for contract benefits and terminations.......................................    (408,351)    (812,984)
  Contract maintenance charges.............................................................    (711,827)    (671,372)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,074,779    5,664,852
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       1,350         (100)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (657,752)   3,318,070

NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  14,919,242   11,601,172
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $14,261,490  $14,919,242
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         117           99
  Redeemed.................................................................................         (73)         (50)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          44           49
                                                                                            ===========  ===========
UNIT ACTIVITY SERIES II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                               IVY FUNDS VIP HIGH
                                                                                                     INCOME
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,165,551  $   502,507
  Net realized gain (loss) on investments..................................................    (162,745)     158,702
  Net change in unrealized appreciation (depreciation) of investments......................  (2,489,988)    (767,518)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,487,182)    (106,309)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,684,728    2,928,324
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,117,231   10,078,604
  Redemptions for contract benefits and terminations.......................................    (773,114)    (427,194)
  Contract maintenance charges.............................................................  (1,086,019)    (684,191)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,942,826   11,895,543
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          21          100
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   2,455,665   11,789,334
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  17,934,447    6,145,113
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $20,390,112  $17,934,447
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         222          198
  Redeemed.................................................................................         (83)         (38)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         139          160
                                                                                            ===========  ===========

                                                                                              IVY FUNDS VIP MID CAP
                                                                                                     GROWTH
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (87,298) $   (78,905)
  Net realized gain (loss) on investments..................................................   3,157,733    2,524,870
  Net change in unrealized appreciation (depreciation) of investments......................  (4,925,907)    (544,086)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,855,472)   1,901,879
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,975,658    2,938,088
  Transfers between Variable Investment Options including guaranteed interest account, net.     527,200    2,151,516
  Redemptions for contract benefits and terminations.......................................  (1,150,583)  (1,755,671)
  Contract maintenance charges.............................................................    (924,098)    (892,761)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,428,177    2,441,172
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       1,100           50
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (426,195)   4,343,101
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  28,519,828   24,176,727
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $28,093,633  $28,519,828
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          65          102
  Redeemed.................................................................................         (52)         (63)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          13           39
                                                                                            ===========  ===========

                                                                                            IVY FUNDS VIP SCIENCE AND
                                                                                                   TECHNOLOGY
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (73,140) $   (66,084)
  Net realized gain (loss) on investments..................................................   1,111,758    2,743,390
  Net change in unrealized appreciation (depreciation) of investments......................  (2,099,490)  (2,128,934)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,060,872)     548,372
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,170,986    2,350,015
  Transfers between Variable Investment Options including guaranteed interest account, net.   3,552,080    4,815,879
  Redemptions for contract benefits and terminations.......................................    (585,991)    (995,007)
  Contract maintenance charges.............................................................    (829,343)    (599,111)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   5,307,732    5,571,776
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   4,246,860    6,120,148
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  22,263,940   16,143,792
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $26,510,800  $22,263,940
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................         120          154
  Redeemed.................................................................................         (67)         (96)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          53           58
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                                  IVY FUNDS VIP
                                                                                                SMALL CAP GROWTH
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (22,237) $   (17,017)
  Net realized gain (loss) on investments..................................................   1,161,881    1,187,788
  Net change in unrealized appreciation (depreciation) of investments......................  (1,250,082)  (1,130,384)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (110,438)      40,387
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     843,457      623,308
  Transfers between Variable Investment Options including guaranteed interest account, net.   2,826,825     (954,751)
  Redemptions for contract benefits and terminations.......................................    (238,526)    (210,159)
  Contract maintenance charges.............................................................    (287,813)    (229,579)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,143,943     (771,181)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   3,033,505     (730,794)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   5,917,196    6,647,990
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 8,950,701  $ 5,917,196
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          38           30
  Redeemed.................................................................................         (12)         (33)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          26           (3)
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                LAZARD RETIREMENT
                                                                                                EMERGING MARKETS
                                                                                                EQUITY PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   404,747  $   680,689
  Net realized gain (loss) on investments..................................................  (1,411,640)     565,606
  Net change in unrealized appreciation (depreciation) of investments......................  (8,487,944)  (3,490,208)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (9,494,837)  (2,243,913)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   6,363,281    5,858,004
  Transfers between Variable Investment Options including guaranteed interest account, net.    (168,244)    (667,892)
  Redemptions for contract benefits and terminations.......................................  (1,275,876)  (2,289,286)
  Contract maintenance charges.............................................................  (1,838,569)  (1,833,760)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   3,080,592    1,067,066
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --        5,465
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (6,414,245)  (1,171,382)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  45,487,910   46,659,292
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $39,073,665  $45,487,910
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................         252          214
  Redeemed.................................................................................        (145)        (182)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         107           32
                                                                                            ===========  ===========

                                                                                              MFS(R) INTERNATIONAL
                                                                                                 VALUE PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,016,259  $   904,046
  Net realized gain (loss) on investments..................................................   3,681,049    3,351,009
  Net change in unrealized appreciation (depreciation) of investments......................  (1,260,811)  (3,831,095)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   3,436,497      423,960
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   7,540,782    5,526,671
  Transfers between Variable Investment Options including guaranteed interest account, net.   5,123,524    3,424,322
  Redemptions for contract benefits and terminations.......................................  (2,387,655)  (2,121,179)
  Contract maintenance charges.............................................................  (1,963,590)  (1,556,027)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   8,313,061    5,273,787
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       1,371         (300)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  11,750,929    5,697,447
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  57,722,309   52,024,862
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $69,473,238  $57,722,309
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................         233          192
  Redeemed.................................................................................        (116)        (109)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         117           83
                                                                                            ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                            MFS(R) INVESTORS TRUST
                                                                                                    SERIES
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $    8,853  $    8,662
  Net realized gain (loss) on investments..................................................    311,678     235,540
  Net change in unrealized appreciation (depreciation) of investments......................   (329,890)    (61,538)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     (9,359)    182,664
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    203,246     183,105
  Transfers between Variable Investment Options including guaranteed interest account, net.     96,571     308,423
  Redemptions for contract benefits and terminations.......................................   (109,458)    (19,309)
  Contract maintenance charges.............................................................    (71,756)    (65,864)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    118,603     406,355
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --          --
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    109,244     589,019
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  2,089,386   1,500,367
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $2,198,630  $2,089,386
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................          3           5
  Redeemed.................................................................................         (2)         (3)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1           2
                                                                                            ==========  ==========

                                                                                            MFS(R) MASSACHUSETTS
                                                                                              INVESTORS GROWTH
                                                                                            STOCK PORTFOLIO(F)(G)
                                                                                            ---------------------
                                                                                                    2015
                                                                                            ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).............................................................      $    4,227
  Net realized gain (loss) on investments..................................................         169,992
  Net change in unrealized appreciation (depreciation) of investments......................        (214,567)
                                                                                                 ----------

  Net increase (decrease) in net assets resulting from operations..........................         (40,348)
                                                                                                 ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................         260,122
  Transfers between Variable Investment Options including guaranteed interest account, net.       2,035,102
  Redemptions for contract benefits and terminations.......................................         (22,952)
  Contract maintenance charges.............................................................         (76,742)
                                                                                                 ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........       2,195,530
                                                                                                 ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................              --
                                                                                                 ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................       2,155,182
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................              --
                                                                                                 ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................      $2,155,182
                                                                                                 ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................              15
  Redeemed.................................................................................              (2)
                                                                                                 ----------
  Net Increase (Decrease)..................................................................              13
                                                                                                 ==========


                                                                                            MFS(R) UTILITIES SERIES
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   84,079  $   33,820
  Net realized gain (loss) on investments..................................................     63,030     296,542
  Net change in unrealized appreciation (depreciation) of investments......................   (455,157)   (111,004)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (308,048)    219,358
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    526,930     273,947
  Transfers between Variable Investment Options including guaranteed interest account, net.   (184,620)    128,388
  Redemptions for contract benefits and terminations.......................................   (192,830)   (173,685)
  Contract maintenance charges.............................................................    (61,889)    (40,282)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     87,591     188,368
                                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        500          75
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (219,957)    407,801
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  1,860,053   1,452,252
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,640,096  $1,860,053
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................................         49          55
  Redeemed.................................................................................        (41)        (32)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          8          23
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(f)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.
(g)Units were made available on March 27, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                   MULTIMANAGER
                                                                                                AGGRESSIVE EQUITY*
                                                                                            --------------------------
                                                                                                2015          2014
                                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ (1,604,859) $ (1,822,431)
  Net realized gain (loss) on investments..................................................   18,378,895    16,355,359
  Net change in unrealized appreciation (depreciation) of investments......................   (2,344,791)   25,002,884
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from operations..........................   14,429,245    39,535,812
                                                                                            ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,690,865    23,751,805
  Transfers between Variable Investment Options including guaranteed interest account, net.  (10,428,641)  (10,117,494)
  Redemptions for contract benefits and terminations.......................................  (20,525,773)  (23,168,639)
  Contract maintenance charges.............................................................  (23,061,558)  (24,008,667)
                                                                                            ------------  ------------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (31,325,107)  (33,542,995)
                                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (52,000)           --
                                                                                            ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (16,947,862)    5,992,817
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  417,633,489   411,640,672
                                                                                            ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $400,685,627  $417,633,489
                                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................            9            10
  Redeemed.................................................................................          (52)          (55)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................          (43)          (45)
                                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................................            9             6
  Redeemed.................................................................................          (18)          (25)
                                                                                            ------------  ------------
  Net Increase (Decrease)..................................................................           (9)          (19)
                                                                                            ============  ============

                                                                                                  MULTIMANAGER
                                                                                                   CORE BOND*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 1,191,254  $ 1,359,410
  Net realized gain (loss) on investments..................................................    (551,689)     291,286
  Net change in unrealized appreciation (depreciation) of investments......................    (723,006)     876,293
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     (83,441)   2,526,989
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   4,625,522    5,811,772
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,402,831)  (1,629,063)
  Redemptions for contract benefits and terminations.......................................  (2,784,242)  (3,646,366)
  Contract maintenance charges.............................................................  (4,681,994)  (4,894,555)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (5,243,545)  (4,358,212)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,326,986)  (1,831,223)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  76,338,086   78,169,309
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $71,011,100  $76,338,086
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          17           32
  Redeemed.................................................................................         (25)         (21)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (8)          11
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          21           33
  Redeemed.................................................................................         (44)         (54)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (23)         (21)
                                                                                            ===========  ===========

                                                                                                  MULTIMANAGER
                                                                                                 MID CAP GROWTH*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (109,360) $  (111,491)
  Net realized gain (loss) on investments..................................................   3,398,443    4,783,492
  Net change in unrealized appreciation (depreciation) of investments......................  (3,804,113)  (3,243,091)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (515,030)   1,428,910
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,091,374    1,563,466
  Transfers between Variable Investment Options including guaranteed interest account, net.    (306,387)  (1,177,086)
  Redemptions for contract benefits and terminations.......................................  (1,356,684)  (1,500,535)
  Contract maintenance charges.............................................................  (2,390,878)  (2,251,614)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,962,575)  (3,365,769)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         600         (600)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,477,005)  (1,937,459)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  33,085,644   35,023,103
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $30,608,639  $33,085,644
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           1            2
  Redeemed.................................................................................          (3)          (5)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (2)          (3)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          10            7
  Redeemed.................................................................................         (16)         (19)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (6)         (12)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                  MULTIMANAGER
                                                                                                 MID CAP VALUE*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   160,456  $    43,047
  Net realized gain (loss) on investments..................................................   2,399,375    2,884,503
  Net change in unrealized appreciation (depreciation) of investments......................  (5,330,868)    (429,790)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,771,037)   2,497,760
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   2,079,934    2,300,533
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,621,322)  (1,052,196)
  Redemptions for contract benefits and terminations.......................................  (1,843,466)  (2,944,051)
  Contract maintenance charges.............................................................  (2,060,559)  (2,146,767)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,445,413)  (3,842,481)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --       26,875
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (6,216,450)  (1,317,846)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  50,672,338   51,990,184
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $44,455,888  $50,672,338
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           3           19
  Redeemed.................................................................................          (6)         (25)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (3)          (6)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................           7           13
  Redeemed.................................................................................         (17)         (25)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (10)         (12)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                  MULTIMANAGER
                                                                                                   TECHNOLOGY*
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  (352,910) $  (345,783)
  Net realized gain (loss) on investments..................................................  13,094,897   12,252,829
  Net change in unrealized appreciation (depreciation) of investments......................  (7,570,893)  (1,474,724)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................   5,171,094   10,432,322
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,026,899    4,936,298
  Transfers between Variable Investment Options including guaranteed interest account, net.  (4,046,732)  (1,376,236)
  Redemptions for contract benefits and terminations.......................................  (4,554,030)  (4,582,287)
  Contract maintenance charges.............................................................  (3,931,501)  (3,840,696)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (7,505,364)  (4,862,921)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,334,270)   5,569,401
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  89,921,644   84,352,243
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $87,587,374  $89,921,644
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................           7           11
  Redeemed.................................................................................          (8)          (8)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (1)           3
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          19           22
  Redeemed.................................................................................         (49)         (44)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (30)         (22)
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                                NATURAL RESOURCES
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $        --  $        --
  Net realized gain (loss) on investments..................................................  (3,257,160)     575,631
  Net change in unrealized appreciation (depreciation) of investments......................   1,433,715   (2,195,579)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,823,445)  (1,619,948)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     322,975      388,504
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,143,861    2,740,582
  Redemptions for contract benefits and terminations.......................................  (4,463,576)  (3,118,339)
  Contract maintenance charges.............................................................     (79,443)     (86,624)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,076,183)     (75,877)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          83           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (4,899,545)  (1,695,825)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   7,525,500    9,221,325
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 2,625,955  $ 7,525,500
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................         292          127
  Redeemed.................................................................................        (347)        (109)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (55)          18
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                      PIMCO
                                                                                             COMMODITYREALRETURN(R)
                                                                                               STRATEGY PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   360,773  $     2,354
  Net realized gain (loss) on investments..................................................  (1,069,197)    (517,257)
  Net change in unrealized appreciation (depreciation) of investments......................  (1,912,720)  (1,541,501)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (2,621,144)  (2,056,404)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,475,903    1,538,474
  Transfers between Variable Investment Options including guaranteed interest account, net.   1,008,736      192,216
  Redemptions for contract benefits and terminations.......................................    (318,138)    (182,835)
  Contract maintenance charges.............................................................    (492,016)    (513,734)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,674,485    1,034,121
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --          (65)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    (946,659)  (1,022,348)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   9,022,434   10,044,782
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 8,075,775  $ 9,022,434
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued...................................................................................          42           30
  Redeemed.................................................................................         (19)         (19)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          23           11
                                                                                            ===========  ===========

                                                                                                PIMCO REAL RETURN
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   932,846  $   309,593
  Net realized gain (loss) on investments..................................................    (552,388)  (1,833,750)
  Net change in unrealized appreciation (depreciation) of investments......................  (1,140,066)   2,377,805
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................    (759,608)     853,648
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   3,321,536    3,476,355
  Transfers between Variable Investment Options including guaranteed interest account, net.  (2,761,195)  (5,379,460)
  Redemptions for contract benefits and terminations.......................................    (814,993)  (1,827,974)
  Contract maintenance charges.............................................................  (1,271,009)  (1,426,605)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,525,661)  (5,157,684)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --        1,529
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,285,269)  (4,302,507)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  25,635,978   29,938,485
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $23,350,709  $25,635,978
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued...................................................................................          70          228
  Redeemed.................................................................................         (75)        (267)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          (5)         (39)
                                                                                            ===========  ===========

                                                                                               PIMCO TOTAL RETURN
                                                                                                    PORTFOLIO
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 3,012,658  $ 1,210,990
  Net realized gain (loss) on investments..................................................     306,202     (228,337)
  Net change in unrealized appreciation (depreciation) of investments......................  (3,274,363)   1,568,616
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................      44,497    2,551,269
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,714,449    6,287,861
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,807,499)  (7,263,401)
  Redemptions for contract benefits and terminations.......................................  (1,363,790)  (2,653,150)
  Contract maintenance charges.............................................................  (2,456,350)  (2,405,613)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........      86,810   (6,034,303)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................       9,026        2,102
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     140,333   (3,480,932)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  63,291,212   66,772,144
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $63,431,545  $63,291,212
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued...................................................................................         173          214
  Redeemed.................................................................................        (199)        (276)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (26)         (62)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                              T. ROWE PRICE EQUITY
                                                                                              INCOME PORTFOLIO--II
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   231,469  $   218,029
  Net realized gain (loss) on investments..................................................   1,327,697    1,625,081
  Net change in unrealized appreciation (depreciation) of investments......................  (3,142,396)    (566,990)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,583,230)   1,276,120
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     729,373      838,669
  Transfers between Variable Investment Options including guaranteed interest account, net.    (796,960)    (896,202)
  Redemptions for contract benefits and terminations.......................................  (1,379,850)    (771,781)
  Contract maintenance charges.............................................................    (450,816)    (458,148)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (1,898,253)  (1,287,462)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (3,481,483)     (11,342)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  20,538,620   20,549,962
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $17,057,137  $20,538,620
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          16           23
  Redeemed.................................................................................         (28)         (32)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................         (12)          (9)
                                                                                            ===========  ===========

                                                                                              T. ROWE PRICE HEALTH
                                                                                             SCIENCES PORTFOLIO--II
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $        --  $        --
  Net realized gain (loss) on investments..................................................   1,385,917    1,969,265
  Net change in unrealized appreciation (depreciation) of investments......................    (741,390)    (527,699)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................     644,527    1,441,566
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................     875,982      445,971
  Transfers between Variable Investment Options including guaranteed interest account, net.  (1,222,365)     350,843
  Redemptions for contract benefits and terminations.......................................    (239,896)  (1,189,878)
  Contract maintenance charges.............................................................     (79,461)     (52,298)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    (665,740)    (445,362)
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     (21,213)     996,204
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   6,011,111    5,014,907
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 5,989,898  $ 6,011,111
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................................          52           50
  Redeemed.................................................................................         (34)         (33)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          18           17
                                                                                            ===========  ===========

                                                                                                TARGET 2015
                                                                                                ALLOCATION*
                                                                                            ------------------
                                                                                              2015      2014
                                                                                            --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  2,696  $    465
  Net realized gain (loss) on investments..................................................      684    10,010
  Net change in unrealized appreciation (depreciation) of investments......................   (9,414)   (8,895)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from operations..........................   (6,034)    1,580
                                                                                            --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   22,919    15,501
  Transfers between Variable Investment Options including guaranteed interest account, net.  179,183     4,026
  Redemptions for contract benefits and terminations.......................................   (5,190)  (94,445)
  Contract maintenance charges.............................................................   (6,457)   (6,749)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  190,455   (81,667)
                                                                                            --------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  184,421   (80,087)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   38,427   118,514
                                                                                            --------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $222,848  $ 38,427
                                                                                            ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................       11         1
  Redeemed.................................................................................       (1)       (1)
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................       10        --
                                                                                            ========  ========

UNIT ACTIVITY CLASS II
  Issued...................................................................................       --        --
  Redeemed.................................................................................       --        --
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................       --        --
                                                                                            ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                                 TARGET 2025
                                                                                                 ALLOCATION*
                                                                                            --------------------
                                                                                               2015       2014
                                                                                            ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   15,825  $ 11,284
  Net realized gain (loss) on investments..................................................     10,239   107,050
  Net change in unrealized appreciation (depreciation) of investments......................    (51,597)  (88,901)
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from operations..........................    (25,533)   29,433
                                                                                            ----------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    349,420   372,539
  Transfers between Variable Investment Options including guaranteed interest account, net.    190,622   101,084
  Redemptions for contract benefits and terminations.......................................   (101,703)  (39,606)
  Contract maintenance charges.............................................................    (66,966)  (54,077)
                                                                                            ----------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    371,373   379,940
                                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --        --
                                                                                            ----------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    345,840   409,373
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................    915,387   506,014
                                                                                            ----------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $1,261,227  $915,387
                                                                                            ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         25        24
  Redeemed.................................................................................        (22)       (5)
                                                                                            ----------  --------
  Net Increase (Decrease)..................................................................          3        19
                                                                                            ==========  ========

                                                                                                TARGET 2035
                                                                                                ALLOCATION*
                                                                                            -------------------
                                                                                               2015      2014
                                                                                            ---------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  10,405  $ 11,871
  Net realized gain (loss) on investments..................................................    10,585   103,790
  Net change in unrealized appreciation (depreciation) of investments......................   (41,736)  (76,542)
                                                                                            ---------  --------

  Net increase (decrease) in net assets resulting from operations..........................   (20,746)   39,119
                                                                                            ---------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   215,598   107,014
  Transfers between Variable Investment Options including guaranteed interest account, net.  (219,204)   65,168
  Redemptions for contract benefits and terminations.......................................   (20,528)   (5,953)
  Contract maintenance charges.............................................................   (25,379)  (31,144)
                                                                                            ---------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (49,513)  135,085
                                                                                            ---------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................        --        --
                                                                                            ---------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (70,259)  174,204
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   934,182   759,978
                                                                                            ---------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 863,923  $934,182
                                                                                            =========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        12         7
  Redeemed.................................................................................        (6)       (1)
                                                                                            ---------  --------
  Net Increase (Decrease)..................................................................         6         6
                                                                                            =========  ========

                                                                                                TARGET 2045
                                                                                                ALLOCATION*
                                                                                            ------------------
                                                                                              2015      2014
                                                                                            --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  7,396  $  3,308
  Net realized gain (loss) on investments..................................................   10,844    37,762
  Net change in unrealized appreciation (depreciation) of investments......................  (32,217)  (29,346)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from operations..........................  (13,977)   11,724
                                                                                            --------  --------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................  233,261    50,819
  Transfers between Variable Investment Options including guaranteed interest account, net.  122,955      (898)
  Redemptions for contract benefits and terminations.......................................   (9,702)       --
  Contract maintenance charges.............................................................  (20,436)  (11,606)
                                                                                            --------  --------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  326,078    38,315
                                                                                            --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................      (18)       --
                                                                                            --------  --------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  312,083    50,039
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  259,256   209,217
                                                                                            --------  --------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $571,339  $259,256
                                                                                            ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................        8         4
  Redeemed.................................................................................       (1)       (2)
                                                                                            --------  --------
  Net Increase (Decrease)..................................................................        7         2
                                                                                            ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014

                                                                                             TARGET 2055
                                                                                            ALLOCATION*(H)
                                                                                            --------------
                                                                                                 2015
                                                                                            --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).............................................................    $   649
  Net realized gain (loss) on investments..................................................        204
  Net change in unrealized appreciation (depreciation) of investments......................       (593)
                                                                                               -------

  Net increase (decrease) in net assets resulting from operations..........................        260
                                                                                               -------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................      5,479
  Transfers between Variable Investment Options including guaranteed interest account, net.     40,360
  Redemptions for contract benefits and terminations.......................................         --
  Contract maintenance charges.............................................................       (512)
                                                                                               -------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     45,327
                                                                                               -------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................         --
                                                                                               -------

NET INCREASE (DECREASE) IN NET ASSETS......................................................     45,587
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................         --
                                                                                               -------

NET ASSETS -- END OF YEAR OR PERIOD........................................................    $45,587
                                                                                               =======

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................         --
  Redeemed.................................................................................         --
                                                                                               -------
  Net Increase (Decrease)..................................................................         --
                                                                                               =======

UNIT ACTIVITY CLASS 2
  Issued...................................................................................         --
  Redeemed.................................................................................         --
                                                                                               -------
  Net Increase (Decrease)..................................................................         --
                                                                                               =======

                                                                                              TEMPLETON DEVELOPING
                                                                                                MARKETS VIP FUND
                                                                                            -----------------------
                                                                                                2015        2014
                                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   149,222  $  110,609
  Net realized gain (loss) on investments..................................................     548,600     (93,797)
  Net change in unrealized appreciation (depreciation) of investments......................  (2,539,693)   (916,763)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,841,871)   (899,951)
                                                                                            -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,329,546   1,305,745
  Transfers between Variable Investment Options including guaranteed interest account, net.    (400,670)     86,467
  Redemptions for contract benefits and terminations.......................................    (270,579)   (167,241)
  Contract maintenance charges.............................................................    (504,905)   (531,641)
                                                                                            -----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........     153,392     693,330
                                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --       1,200
                                                                                            -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (1,688,479)   (205,421)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................   9,492,697   9,698,118
                                                                                            -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 7,804,218  $9,492,697
                                                                                            ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --          --
  Redeemed.................................................................................          --          --
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................          --          --
                                                                                            ===========  ==========

UNIT ACTIVITY CLASS 2
  Issued...................................................................................          25          22
  Redeemed.................................................................................         (23)        (15)
                                                                                            -----------  ----------
  Net Increase (Decrease)..................................................................           2           7
                                                                                            ===========  ==========

                                                                                              TEMPLETON GLOBAL BOND
                                                                                                    VIP FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $ 3,401,050  $ 2,240,263
  Net realized gain (loss) on investments..................................................    (733,997)    (602,205)
  Net change in unrealized appreciation (depreciation) of investments......................  (4,661,392)  (1,058,101)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (1,994,339)     579,957
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   5,974,465    6,271,160
  Transfers between Variable Investment Options including guaranteed interest account, net.  (5,473,500)  (7,780,118)
  Redemptions for contract benefits and terminations.......................................  (1,408,496)  (3,730,317)
  Contract maintenance charges.............................................................  (2,177,477)  (2,114,297)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........  (3,085,008)  (7,353,572)
                                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.................          --           --
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (5,079,347)  (6,773,615)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  47,540,630   54,314,245
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $42,461,283  $47,540,630
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS 2
  Issued...................................................................................         142          233
  Redeemed.................................................................................        (128)        (249)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          14          (16)
                                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
 * Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(h)Units were made available on May 26, 2015.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2015 AND 2014


                                                                                               TEMPLETON GROWTH
                                                                                                   VIP FUND
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $  111,499  $   48,373
  Net realized gain (loss) on investments..................................................     97,988     292,132
  Net change in unrealized appreciation (depreciation) of investments......................   (521,605)   (550,198)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................   (312,118)   (209,693)
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    528,753     406,783
  Transfers between Variable Investment Options including guaranteed interest account, net.   (663,808)  1,309,725
  Redemptions for contract benefits and terminations.......................................   (193,181)   (244,281)
  Contract maintenance charges.............................................................   (227,703)   (216,301)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   (555,939)  1,255,926
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................   (868,057)  1,046,233
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  5,381,040   4,334,807
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $4,512,983  $5,381,040
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          7          18
  Redeemed.................................................................................        (10)        (11)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         (3)          7
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS S SHARES
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

                                                                                             VAN ECK VIP GLOBAL HARD
                                                                                                   ASSETS FUND
                                                                                            ------------------------
                                                                                                2015         2014
                                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   (24,746) $   (39,339)
  Net realized gain (loss) on investments..................................................  (1,116,143)     (67,285)
  Net change in unrealized appreciation (depreciation) of investments......................  (3,080,845)  (2,568,811)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from operations..........................  (4,221,734)  (2,675,435)
                                                                                            -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................   1,597,508    1,710,215
  Transfers between Variable Investment Options including guaranteed interest account, net.     992,203      597,199
  Redemptions for contract benefits and terminations.......................................    (389,830)    (462,597)
  Contract maintenance charges.............................................................    (598,429)    (620,639)
                                                                                            -----------  -----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........   1,601,452    1,224,178
                                                                                            -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................  (2,620,282)  (1,451,257)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  11,179,645   12,630,902
                                                                                            -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $ 8,559,363  $11,179,645
                                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

UNIT ACTIVITY CLASS S SHARES
  Issued...................................................................................          55           45
  Redeemed.................................................................................         (35)         (33)
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          20           12
                                                                                            ===========  ===========

UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued...................................................................................          --           --
  Redeemed.................................................................................          --           --
                                                                                            -----------  -----------
  Net Increase (Decrease)..................................................................          --           --
                                                                                            ===========  ===========

                                                                                               VANGUARD VARIABLE
                                                                                               INSURANCE FUND--
                                                                                            EQUITY INDEX PORTFOLIO
                                                                                            ----------------------
                                                                                               2015        2014
                                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................. $   82,273  $   71,737
  Net realized gain (loss) on investments..................................................    517,405     460,300
  Net change in unrealized appreciation (depreciation) of investments......................   (563,764)    291,651
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from operations..........................     35,914     823,688
                                                                                            ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
  Payments received from contractowners....................................................    482,934     445,838
  Transfers between Variable Investment Options including guaranteed interest account, net.     69,255     179,080
  Redemptions for contract benefits and terminations.......................................   (102,881)   (137,184)
  Contract maintenance charges.............................................................   (170,748)   (186,396)
                                                                                            ----------  ----------

  Net increase (decrease) in net assets resulting from contractowner transactions..........    278,560     301,338
                                                                                            ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS......................................................    314,474   1,125,026
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................................  7,589,133   6,464,107
                                                                                            ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD........................................................ $7,903,607  $7,589,133
                                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY CLASS S SHARES
  Issued...................................................................................         --          --
  Redeemed.................................................................................         --          --
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................         --          --
                                                                                            ==========  ==========

UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued...................................................................................          5           8
  Redeemed.................................................................................         (4)         (6)
                                                                                            ----------  ----------
  Net Increase (Decrease)..................................................................          1           2
                                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

The -- on the Changes in Units section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2015

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series/(R)/, AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trusts, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:
     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES/(R)/
 .   American Funds Insurance Series/(R)/ Global Small Capitalization Fund/SM/
 .   American Funds Insurance Series/(R)/ New World Fund(R)

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Charter/SM/ Multi-Sector Bond
 .   Charter/SM/ Small Cap Growth
 .   Charter/SM/ Small Cap Value
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation
 .   Target 2055 Allocation

     BLACKROCK VARIABLE SERIES FUNDS, INC.
 .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
 .   All Asset Aggressive-Alt 25
 .   All Asset Growth-Alt 20
 .   All Asset Moderate Growth-Alt 15
 .   AXA 400 Managed Volatility
 .   AXA 500 Managed Volatility
 .   AXA 2000 Managed Volatility
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Global Equity Managed Volatility
 .   AXA Growth Strategy
 .   AXA International Core Managed Volatility
 .   AXA International Managed Volatility
 .   AXA International Value Managed Volatility
 .   AXA Large Cap Core Managed Volatility
 .   AXA Large Cap Growth Managed Volatility
 .   AXA Large Cap Value Managed Volatility
 .   AXA Mid Cap Value Managed Volatility
 .   AXA Moderate Growth Strategy
 .   AXA/AB Small Cap Growth/(1)/
 .   AXA/Loomis Sayles Growth
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Equity 500 Index
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Intermediate Government Bond
 .   EQ/International Equity Index
 .   EQ/Invesco Comstock
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Value Index
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Money Market
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/PIMCO Ultra Short Bond

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Continued)

 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth & Income
 .   EQ/Wells Fargo Omega Growth
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Asset Manager: Growth Portfolio
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Government Money Market Portfolio/(2)/
 .   Fidelity(R) VIP Growth & Income Portfolio
 .   Fidelity(R) VIP High Income Portfolio
 .   Fidelity(R) VIP Investment Grade Bond Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio
 .   Fidelity(R) VIP Value Portfolio
 .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Mutual Shares VIP Fund
 .   Franklin Rising Dividends VIP Fund
 .   Franklin Small Cap Value VIP Fund
 .   Franklin Strategic Income VIP Fund
 .   Templeton Developing Markets VIP Fund
 .   Templeton Global Bond VIP Fund
 .   Templeton Growth VIP Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Dividend Opportunities
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Science and Technology
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUSTS
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Trust Series
 .   MFS(R) Massachusetts Investors Growth Stock Portfolio
 .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO CommodityRealReturn(R) Strategy Portfolio
 .   PIMCO Real Return Portfolio
 .   PIMCO Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
 .   T. Rowe Price Equity Income Portfolio - II
 .   T. Rowe Price Health Sciences Portfolio - II

     THE PRUDENTIAL SERIES FUND
 .   Natural Resources Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

     VANGUARD VARIABLE INSURANCE FUND
 .   Vanguard Variable Insurance Fund - Equity Index Portfolio

  (1)Formerly known as EQ/AllianceBernstein Small Cap Growth.
  (2)Formerly known as Fidelity(R) VIP Money Market Portfolio.

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life
 .   Incentive Life
 .   Incentive Life 2000
 .   Incentive Life Sales (1999 and after)
 .   Incentive Life '02
 .   Incentive Life '06
 .   Incentive Life(R) Optimizer
 .   Incentive Life Optimizer. II
 .   Incentive Life Plus/SM/
 .   Incentive Life Plus Original Series
 .   Paramount Life
 .   IL Legacy
 .   IL Legacy II
 .   IL Legacy III
 .   IL ProtectorSM
 .   Incentive Life COLI
 .   Incentive Life COLI '04
 .   Champion 2000
 .   Survivorship 2000
 .   Survivorship Incentive Life 1999
 .   Survivorship Incentive Life '02
 .   Survivorship Incentive Life(R) Legacy
 .   SP-Flex
 .   Corporate Owned Incentive Life(R)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

1. Organization (Concluded)

   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risk charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   ACCUMULATION NONUNITIZED:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account, and/or index fund options of Separate Account No. 67.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

2. Significant Accounting Policies (Concluded)


   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account, and/or index fund options of Separate Account No. 67. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2015 were as follows:

                                                       PURCHASES     SALES
                                                      ----------- -----------
ALL ASSET AGGRESSIVE-ALT 25.......................... $ 2,954,043 $ 1,386,592
ALL ASSET GROWTH-ALT 20..............................   3,819,263   2,594,130
ALL ASSET MODERATE GROWTH-ALT 15.....................   4,571,769     901,820
AMERICAN CENTURY VP MID CAP VALUE FUND...............  14,752,347   8,911,509
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL
 CAPITALIZATION FUND/SM/.............................   3,069,231     953,614
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R).   3,450,800     799,315
AXA 400 MANAGED VOLATILITY...........................   1,119,381     705,884
AXA 500 MANAGED VOLATILITY...........................   1,879,209   1,614,077
AXA 2000 MANAGED VOLATILITY..........................     693,782     719,023
AXA AGGRESSIVE ALLOCATION............................  21,258,146  16,929,393
AXA BALANCED STRATEGY................................   5,673,354     661,023
AXA CONSERVATIVE ALLOCATION..........................   5,376,719   7,586,054
AXA CONSERVATIVE GROWTH STRATEGY.....................     895,923     629,363
AXA CONSERVATIVE STRATEGY............................     663,539     135,230

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

4. Purchases and Sales of Portfolios (Continued)

                                                       PURCHASES      SALES
                                                      ------------ ------------
AXA CONSERVATIVE-PLUS ALLOCATION..................... $  4,414,416 $  5,751,196
AXA GLOBAL EQUITY MANAGED VOLATILITY.................    7,946,151   19,217,092
AXA GROWTH STRATEGY..................................   10,868,083    1,280,537
AXA INTERNATIONAL CORE MANAGED VOLATILITY............    5,986,684   12,337,116
AXA INTERNATIONAL MANAGED VOLATILITY.................      833,672      427,784
AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........    7,710,429   13,628,698
AXA LARGE CAP CORE MANAGED VOLATILITY................    2,020,800    4,236,353
AXA LARGE CAP GROWTH MANAGED VOLATILITY..............   18,516,863   31,402,904
AXA LARGE CAP VALUE MANAGED VOLATILITY...............   13,098,198   38,205,682
AXA MID CAP VALUE MANAGED VOLATILITY.................    5,657,288   23,743,788
AXA MODERATE ALLOCATION..............................   57,758,971   99,524,564
AXA MODERATE GROWTH STRATEGY.........................   16,205,876    3,700,380
AXA MODERATE-PLUS ALLOCATION.........................   44,022,291   43,068,544
AXA/AB SMALL CAP GROWTH..............................   27,254,397   24,810,027
AXA/LOOMIS SAYLES GROWTH.............................    4,327,043    4,971,417
BLACKROCK GLOBAL ALLOCATION V.I. FUND................    6,864,350    6,712,043
CHARTER/SM/ MULTI-SECTOR BOND........................    4,626,680   11,062,696
CHARTER/SM/ SMALL CAP GROWTH.........................    1,210,957    1,468,319
CHARTER/SM/ SMALL CAP VALUE..........................    1,496,462    3,188,271
EQ/BLACKROCK BASIC VALUE EQUITY......................   15,303,282   25,275,518
EQ/BOSTON ADVISORS EQUITY INCOME.....................    3,988,538    3,247,284
EQ/CALVERT SOCIALLY RESPONSIBLE......................      758,619      276,606
EQ/CAPITAL GUARDIAN RESEARCH.........................   13,072,385   14,046,284
EQ/COMMON STOCK INDEX................................   52,171,733  152,120,341
EQ/CORE BOND INDEX...................................    7,229,359    7,227,963
EQ/EQUITY 500 INDEX..................................  122,854,806  136,834,693
EQ/GAMCO MERGERS AND ACQUISITIONS....................    3,209,076    2,520,339
EQ/GAMCO SMALL COMPANY VALUE.........................   22,334,014   17,653,557
EQ/GLOBAL BOND PLUS..................................    2,502,399    5,051,471
EQ/INTERMEDIATE GOVERNMENT BOND......................   13,918,500   14,676,529
EQ/INTERNATIONAL EQUITY INDEX........................   18,589,608   28,308,157
EQ/INVESCO COMSTOCK..................................    4,981,566    4,122,079
EQ/JPMORGAN VALUE OPPORTUNITIES......................    7,349,438    6,981,084
EQ/LARGE CAP GROWTH INDEX............................   21,494,388   15,136,599
EQ/LARGE CAP VALUE INDEX.............................    6,139,575    3,949,532
EQ/MFS INTERNATIONAL GROWTH..........................    6,359,860    5,397,631
EQ/MID CAP INDEX.....................................   10,404,876   11,824,577
EQ/MONEY MARKET......................................  181,124,182  192,519,482
EQ/MORGAN STANLEY MID CAP GROWTH.....................    4,427,880    8,262,439
EQ/PIMCO ULTRA SHORT BOND............................    4,358,662    6,840,972
EQ/QUALITY BOND PLUS.................................    6,526,484   10,502,030
EQ/SMALL COMPANY INDEX...............................   15,742,280    8,077,777
EQ/T. ROWE PRICE GROWTH STOCK........................   24,095,889    9,014,716
EQ/UBS GROWTH & INCOME...............................    6,434,190    3,442,797
EQ/WELLS FARGO OMEGA GROWTH..........................   14,074,503   19,643,531
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO......      243,104      442,008
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO..............   19,208,288   12,181,198
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO..............      448,451      226,814
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO....      509,080      511,095
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO............    2,378,184    1,923,745
FIDELITY(R) VIP HIGH INCOME PORTFOLIO................    2,152,063    3,434,060
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO......    4,863,647    5,809,595
FIDELITY(R) VIP MID CAP PORTFOLIO....................   13,136,475   20,490,313
FIDELITY(R) VIP VALUE PORTFOLIO......................    1,020,973    1,055,417
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO...........      147,861      122,734
FRANKLIN MUTUAL SHARES VIP FUND......................    2,822,549    2,302,093

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

4. Purchases and Sales of Portfolios (Concluded)

                                                       PURCHASES     SALES
                                                      ----------- -----------
FRANKLIN RISING DIVIDENDS VIP FUND................... $12,610,807 $ 8,396,680
FRANKLIN SMALL CAP VALUE VIP FUND....................   2,410,707   1,558,809
FRANKLIN STRATEGIC INCOME VIP FUND...................   8,897,003   4,857,630
GOLDMAN SACHS VIT MID CAP VALUE FUND.................   4,940,026   3,281,906
INVESCO V.I. DIVERSIFIED DIVIDEND FUND...............   2,565,141   1,162,045
INVESCO V.I. GLOBAL REAL ESTATE FUND.................  10,336,128   6,310,490
INVESCO V.I. INTERNATIONAL GROWTH FUND...............  10,369,942   7,306,711
INVESCO V.I. MID CAP CORE EQUITY FUND................   1,221,811   1,316,729
INVESCO V.I. SMALL CAP EQUITY FUND...................   2,129,154     651,384
IVY FUNDS VIP DIVIDEND OPPORTUNITIES.................     297,375     380,302
IVY FUNDS VIP ENERGY.................................   8,488,252   5,378,314
IVY FUNDS VIP HIGH INCOME............................   9,986,335   4,672,563
IVY FUNDS VIP MID CAP GROWTH.........................   8,554,564   4,827,975
IVY FUNDS VIP SCIENCE AND TECHNOLOGY.................  14,752,881   8,123,883
IVY FUNDS VIP SMALL CAP GROWTH.......................   5,920,636   1,742,221
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO..  14,313,011  10,709,857
MFS(R) INTERNATIONAL VALUE PORTFOLIO.................  21,651,402  11,643,269
MFS(R) INVESTORS TRUST SERIES........................     794,050     428,956
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO     488,885     385,885
MFS(R) UTILITIES SERIES..............................   1,433,670   1,113,932
MULTIMANAGER AGGRESSIVE EQUITY.......................   6,781,261  39,709,622
MULTIMANAGER CORE BOND...............................   6,266,697  10,318,988
MULTIMANAGER MID CAP GROWTH..........................   5,407,031   4,651,903
MULTIMANAGER MID CAP VALUE...........................   2,278,417   5,563,374
MULTIMANAGER TECHNOLOGY..............................  12,503,617  14,024,429
NATURAL RESOURCES PORTFOLIO..........................  16,777,314  19,853,498
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO......   3,482,660   1,447,402
PIMCO REAL RETURN PORTFOLIO..........................   5,736,150   6,328,965
PIMCO TOTAL RETURN PORTFOLIO.........................  17,288,748  13,491,905
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II...........   2,989,268   4,246,796
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - II.........   4,210,131   4,394,555
TARGET 2015 ALLOCATION...............................     216,839      21,025
TARGET 2025 ALLOCATION...............................   1,065,923     664,472
TARGET 2035 ALLOCATION...............................     678,708     706,669
TARGET 2045 ALLOCATION...............................     376,996      37,133
TARGET 2055 ALLOCATION...............................      49,756       3,734
TEMPLETON DEVELOPING MARKETS VIP FUND................   3,509,981   2,093,906
TEMPLETON GLOBAL BOND VIP FUND.......................  11,517,883  10,974,627
TEMPLETON GROWTH VIP FUND............................   1,047,248   1,491,688
VAN ECK VIP GLOBAL HARD ASSETS FUND..................   4,328,142   2,751,436
VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX
 PORTFOLIO...........................................   1,517,031     920,129

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes issued by EQAT and VIP are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

5. Expenses and Related Party Transactions (Concluded)


   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment managers of the Portfolios of EQAT and VIP. FMG LLC receives management fees for services performed in their capacity as investment manager of the Portfolios. FMG LLC either oversees the activities of the investment advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.14% to a high of 1.31% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In 2015, a fund reorganization occurred within MFS(R) Variable Insurance Trust, impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by MFS. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the MFS(R) Massachusetts Investors Growth Stock Portfolio. On March 27, 2015, MFS(R) Investors Growth Stock Series exchanged all of its assets and liabilities for equivalent interests in MFS(R) Massachusetts Investors Growth Stock Portfolio. For accounting purposes, the reorganization which occurred in 2015 was treated as a merger.

---------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
---------------------------------------------------------------------------------------
 MARCH 27, 2015           MFS(R) INVESTORS GROWTH STOCK SERIES MFS(R) MASSACHUSETTS
                                                               INVESTORS GROWTH STOCK
                                                               PORTFOLIO
---------------------------------------------------------------------------------------
Shares -- Class Service      155,075                              125,479
Value -- Class Service    $    14.33                           $    17.71
Net Assets Before Merger  $2,222,226                           $       --
Net Assets After Merger   $       --                           $2,222,226
Unrealized Gain           $  113,152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Continued)

   In 2014, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In June 2014, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). The shares in the Removed Investment Options were replaced with either Class A or Class B shares in the Surviving Investment Options within the same product and with similar contract charge applicable to each policy holder. For accounting purposes, reorganizations which occurred in 2014 were treated as mergers.

------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                 SURVIVING PORTFOLIO
------------------------------------------------------------------------------------
 JUNE 13, 2014            EQ/LORD ABBETT LARGE CAP CORE     EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------
Shares -- Class A             556,929                            866,553
Value -- Class A          $     12.94                       $      14.81
Net Assets Before Merger  $ 7,206,870                       $  5,623,568
Net Assets After Merger   $        --                       $ 12,830,438
Shares -- Class B             385,979                            758,931
Value -- Class B          $     12.96                       $      14.82
Net Assets Before Merger  $ 5,002,802                       $  6,243,377
Net Assets After Merger   $        --                       $ 11,246,179
Unrealized Gain           $   649,797
------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER INTERNATIONAL EQUITY AXA INTERNATIONAL CORE
                                                            MANAGED VOLATILITY
------------------------------------------------------------------------------------
Shares -- Class A           1,085,173                          1,773,311
Value -- Class A          $     12.21                       $      10.79
Net Assets Before Merger  $13,247,830                       $  5,892,425
Net Assets After Merger   $        --                       $ 19,140,255
Shares -- Class B           3,147,582                          5,935,617
Value -- Class B          $     12.18                       $      10.81
Net Assets Before Merger  $38,351,880                       $ 25,790,722
Net Assets After Merger   $        --                       $ 64,142,602
Unrealized Gain           $ 6,003,801
------------------------------------------------------------------------------------
 JUNE 13, 2014            MULTIMANAGER LARGE CAP VALUE      AXA LARGE CAP VALUE
                                                            MANAGED VOLATILITY
------------------------------------------------------------------------------------
Shares -- Class A             747,932                         18,896,574
Value -- Class A          $     14.17                       $      15.21
Net Assets Before Merger  $10,600,439                       $266,871,585
Net Assets After Merger   $        --                       $287,326,042
Shares -- Class B           1,571,037                          8,907,200
Value -- Class B          $     14.18                       $      15.17
Net Assets Before Merger  $22,270,560                       $122,705,222
Net Assets After Merger   $        --                       $135,121,764
Unrealized Gain           $11,482,067

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

6. Reorganizations (Concluded)

-----------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------
 JUNE 20, 2014            EQ/EQUITY GROWTH PLUS              AXA LARGE CAP GROWTH
                                                             MANAGED VOLATILITY
-----------------------------------------------------------------------------------------
Shares -- Class A           1,582,613                           1,682,345
Value -- Class A          $     21.82                        $      26.12
Net Assets Before Merger  $34,527,391                        $  9,419,937
Net Assets After Merger   $        --                        $ 43,947,328
Shares -- Class B           3,527,742                           8,380,199
Value -- Class B          $     21.71                        $      25.54
Net Assets Before Merger  $76,594,810                        $137,471,641
Net Assets After Merger   $        --                        $214,066,451
Unrealized Gain           $35,878,312
-----------------------------------------------------------------------------------------
 JUNE 20, 2014            MULTIMANAGER LARGE CAP CORE EQUITY AXA LARGE CAP CORE MANAGED
                                                             VOLATILITY
-----------------------------------------------------------------------------------------
Shares -- Class A             277,940                             582,109
Value -- Class A          $     15.08                        $       9.21
Net Assets Before Merger  $ 4,192,326                        $  1,170,958
Net Assets After Merger   $        --                        $  5,363,284
Shares -- Class B             373,589                           2,504,309
Value -- Class B          $     15.08                        $       9.21
Net Assets Before Merger  $ 5,634,671                        $ 17,442,938
Net Assets After Merger   $        --                        $ 23,077,609
Unrealized Gain           $ 3,135,480

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges

   Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges are reflected as "Asset-based Charges" in the Statement of Operations. The products have charges currently as shown below:

                                                               MORTALITY AND
                                                               EXPENSE RISKS      MORTALITY   ADMINISTRATIVE   TOTAL
                                                               -------------      ---------   --------------   -----

Accumulator Life..............................................     varies (b)(d)   varies(b)     varies (b)(f) varies

Incentive Life, Champion 2000.................................        0.60%(a)         --             --       0.60%

Incentive Life 2000, Incentive Life 1999, Incentive Life Plus.      0.60%(l)(o)        --             --       0.60%

Incentive Life '02............................................     varies (b)(g)       --             --       0.80%

Incentive Life '06............................................      0.85%(b)(e)        --             --       0.85%

Survivorship Incentive Life '02...............................      0.90%(b)(m)        --             --       0.90%

Paramount Life................................................        0.60%(a)         --             --       0.60%

Incentive Life Plus Original Series...........................      0.60%(b)(l)        --             --       0.60%

Incentive Life COLI...........................................        0.60%(b)         --             --       0.60%

Incentive Life COLI '04.......................................      0.75%(b)(c)        --             --       0.75%

Survivorship Incentive Life 1999..............................        0.60%(a)         --             --       0.60%

Survivorship 2000.............................................        0.90%(a)         --             --       0.90%

IL Legacy.....................................................      1.75%(b)(h)        --             --       1.75%

IL Legacy II..................................................     0.85%(b)(i)(l)      --             --       0.85%

IL Legacy III.................................................     0.85%(b)(i)(l)      --             --       0.85%

IL Protector..................................................        0.80%(a)         --             --       0.80%

SP-Flex.......................................................        0.85%(a)      0.60%(a)       0.35%(a)    1.80%

Incentive Life(R) Optimizer...................................     0.85%(b)(e)(l)      --             --       0.85%

Incentive Life Optimizer II...................................     0.85%(b)(e)(l)      --             --       0.85%

Survivorship Incentive Life(R) Legacy.........................      0.55%(b)(j)        --             --       0.55%

Corporate Owned Incentive Life(R).............................     0.35%(b)(k)(l)      --             --       0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum)
 Policyyears 6-20 0.55% (0.75% maximum)
 Policyyears 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policyyears 1-10 0.71% to 1.46% maximum
 Policyyears 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum)
 Policyyears 9-10 0.00% (1.00% maximum)
 Policyyears 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73%
 Policyyears 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)
  (h)Policy years 1-10 1.75% (maximum and current)
 Policyyears 11-20 0.25% (0.50% maximum)
 PolicyYears 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current)
 Policyyears 16+ 0.00% (0.85% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.15% deductedwhile the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current)
 Policyyears 16+ 0.05% (0.55% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.70% deducteduntil age 100 of the younger insured.
  (k)Policy years 1-10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments.
 Policyyears 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current)
 Policyyear 16+ 0.60% or 0.30% depending (0.90% maximum)
  (o)Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Continued)


   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
   (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer, and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Incentive Life Legacy II and IncentiveLife Legacy III mortality and expense risk charge of 0.85% will be in effect for the first fifteen policy years on a current basis. For policy years 16 and later, no charge is deducted on a current basis. The current mortality and expense risk charges for policy years 16 and later are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II, IL Legacy III and Corporate Owned Incentive Life(R) policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, IL Legacy III, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

7. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Separate Account assessed as a redemption of units (except for those deducted from premium as noted); the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                     AMOUNT DEDUCTED                 HOW DEDUCTED
                -------                         -----------                    ---------------                  ------------
Riders                                  Monthly                     Amount varies depending on the         Unit liquidation from
                                                                    specifics of your policy. Depending    account value
                                                                    on the rider, may be additional
                                                                    charges deducted from premiums and
                                                                    upon exercise of a policy
                                                                    continuation benefit.

Death Benefit Guarantee (Guaranteed     Monthly                     LOW - $0.01 for each $1,000 of face    Unit liquidation from
Minimum Death Benefit Charge)                                       amount of the policy.                  account value

                                                                    HIGH - $0.02 for each $1,000 of face
                                                                    amount of the policy.

Charge for State and Local Tax Expense  At time of premium payment  Varies by state of residence of        Deducted from premium
                                                                    insured person.

Charge for Federal Tax Expenses         At time of premium payment  1.25%                                  Deducted from premium

Premium Charge                          At time of premium payment  Depending on the policy, varies from   Deducted from premium
                                                                    a flat fee of $2 to $250 to a range
                                                                    of 2.25% to 30% of premiums

Monthly administrative charges          Monthly                     LOW - $8 per month                     Unit liquidation from
                                                                                                           account value
                                                                    HIGH - Depending on face amount,
                                                                    policyholder age at issue and policy
                                                                    year, up to $55 per month.

                                                                    Depending on the policy, may also be
                                                                    a charge per $1,000 of face amount
                                                                    ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                     Amount varies depending upon           Unit liquidation from
charge                                                              specifics of policy.                   account value
                                                                    COI based upon amount at risk. Rating
                                                                    Charge
                                                                    based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction      The amount of surrender charges if     Unit liquidation from
face amount of policy during the first                              applicable is set forth in your        account value
10 or 15 years depending on Contract                                policy.

Partial Withdrawal                      At time of transaction.     $25 ( or if less, 2% of the            Unit liquidation from
                                                                    withdrawal), if applicable             account value

Increase in policy's face amount        At time of transaction.     $1.50 for each $1,000 of the increase  Unit liquidation from
                                                                    (but not more than $250 in total), if  account value
                                                                    applicable

Administrative Surrender Charge         At time of transaction.     $2 to $6 per 1,000 depending on issue  Unit liquidation from
                                                                    age which after the third year         account value
                                                                    declines if applicable

                                                                    Depending on the policy, may also be
                                                                    a charge per policy ranging from $450
                                                                    to $540 which after the third year
                                                                    declines

Transfers among investment options      At time of transaction.     LOW - $25 after 12 transfers if        Unit liquidation from
per policy year                                                     applicable                             account value
                                                                    HIGH - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015


8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
ALL ASSET AGGRESSIVE-ALT 25
2015  Lowest contract charge 0.00% Class B       $106.12           --                   --             --       (4.39)%
      Highest contract charge 0.90% Class B      $103.61           --                   --             --       (5.25)%
      All contract charges                            --           46              $ 4,686           0.87%         --
2014  Lowest contract charge 0.00% Class B       $110.99           --                   --             --        2.31%
      Highest contract charge 0.90% Class B      $109.35           --                   --             --        1.39%
      All contract charges                            --           31              $ 3,443           1.94%         --
2013  Lowest contract charge 0.00% Class B(b)    $108.48           --                   --             --        7.05%
      Highest contract charge 0.90% Class B(b)   $107.85           --                   --             --        6.44%
      All contract charges                            --           10              $ 1,140           2.57%         --
ALL ASSET GROWTH-ALT 20
2015  Lowest contract charge 0.00% Class B       $131.08           --                   --             --       (3.96)%
      Highest contract charge 0.90% Class B      $124.51           --                   --             --       (4.82)%
      All contract charges                            --          136              $17,513           0.84%         --
2014  Lowest contract charge 0.00% Class B       $136.49           --                   --             --        2.39%
      Highest contract charge 0.90% Class B      $130.82           --                   --             --        1.47%
      All contract charges                            --          131              $17,621           1.53%         --
2013  Lowest contract charge 0.00% Class B       $133.30           --                   --             --       14.13%
      Highest contract charge 0.90% Class B      $128.92           --                   --             --       13.10%
      All contract charges                            --          112              $14,861           1.46%         --
2012  Lowest contract charge 0.00% Class B       $116.80           --                   --             --       11.98%
      Highest contract charge 0.90% Class B      $113.99           --                   --             --       10.97%
      All contract charges                            --           94              $10,924           1.87%         --
2011  Lowest contract charge 0.00% Class B       $104.30           --                   --             --       (3.49)%
      Highest contract charge 0.90% Class B      $102.72           --                   --             --       (4.36)%
      All contract charges                            --           54              $ 5,611           2.12%         --
ALL ASSET MODERATE GROWTH-ALT 15
2015  Lowest contract charge 0.00% Class B       $103.48           --                   --             --       (3.72)%
      Highest contract charge 0.90% Class B      $101.03           --                   --             --       (4.60)%
      All contract charges                            --          134              $ 5,897           1.31%         --
2014  Lowest contract charge 0.00% Class B       $107.48           --                   --             --        2.42%
      Highest contract charge 0.90% Class B      $105.90           --                   --             --        1.50%
      All contract charges                            --           28              $ 2,538           2.43%         --
2013  Lowest contract charge 0.00% Class B(b)    $104.94           --                   --             --        4.19%
      Highest contract charge 0.90% Class B(b)   $104.33           --                   --             --        3.62%
      All contract charges                            --            9              $   925           2.85%         --
AMERICAN CENTURY VP MID CAP VALUE FUND
2015  Lowest contract charge 0.00% Class II      $182.78           --                   --             --       (1.58)%
      Highest contract charge 0.90% Class II     $173.61           --                   --             --       (2.47)%
      All contract charges                            --          269              $33,842           1.51%         --
2014  Lowest contract charge 0.00% Class II      $185.71           --                   --             --       16.24%
      Highest contract charge 0.90% Class II     $178.00           --                   --             --       15.19%
      All contract charges                            --          222              $30,533           1.04%         --
2013  Lowest contract charge 0.00% Class II      $159.77           --                   --             --       29.89%
      Highest contract charge 0.90% Class II     $154.53           --                   --             --       28.73%
      All contract charges                            --          163              $22,584           1.08%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
AMERICAN CENTURY VP MID CAP VALUE FUND (CONTINUED)
2012     Lowest contract charge 0.00% Class II        $123.00           --                   --             --       16.24%
         Highest contract charge 0.90% Class II       $120.04           --                   --             --       15.18%
         All contract charges                              --          119              $13,517           1.79%         --
2011     Lowest contract charge 0.00% Class II        $105.82           --                   --             --       (0.84)%
         Highest contract charge 0.90% Class II       $104.22           --                   --             --       (1.73)%
         All contract charges                              --          150              $15,606           1.26%         --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
2015     Lowest contract charge 0.00% Class 4         $114.69           --                   --             --       (0.02)%
         Highest contract charge 0.90% Class 4        $111.98           --                   --             --       (0.92)%
         All contract charges                              --           43              $ 3,590           0.00%         --
2014     Lowest contract charge 0.00% Class 4         $114.71           --                   --             --        1.88%
         Highest contract charge 0.90% Class 4        $113.02           --                   --             --        0.96%
         All contract charges                              --           25              $ 1,829           0.08%         --
2013     Lowest contract charge 0.00% Class 4(b)      $112.59           --                   --             --       10.13%
         Highest contract charge 0.90% Class 4(b)     $111.94           --                   --             --        9.53%
         All contract charges                              --            8              $   869           0.17%         --
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)
2015     Lowest contract charge 0.00% Class 4         $ 94.90           --                   --             --       (3.38)%
         Highest contract charge 0.90% Class 4        $ 92.66           --                   --             --       (4.24)%
         All contract charges                              --          139              $ 6,032           0.57%         --
2014     Lowest contract charge 0.00% Class 4         $ 98.22           --                   --             --       (8.13)%
         Highest contract charge 0.90% Class 4        $ 96.76           --                   --             --       (8.97)%
         All contract charges                              --           88              $ 3,904           1.51%         --
2013     Lowest contract charge 0.00% Class 4(b)      $106.91           --                   --             --        5.36%
         Highest contract charge 0.90% Class 4(b)     $106.29           --                   --             --        4.78%
         All contract charges                              --           16              $   938           3.40%         --
AXA 400 MANAGED VOLATILITY
2015     Lowest contract charge 0.00% Class B         $158.65           --                   --             --       (3.11)%
         Highest contract charge 0.90% Class B        $150.69           --                   --             --       (3.98)%
         All contract charges                              --           20              $ 3,160           0.54%         --
2014     Lowest contract charge 0.00% Class B         $163.75           --                   --             --        8.80%
         Highest contract charge 0.90% Class B        $156.94           --                   --             --        7.82%
         All contract charges                              --           19              $ 3,065           0.39%         --
2013     Lowest contract charge 0.00% Class B         $150.51           --                   --             --       31.69%
         Highest contract charge 0.90% Class B        $145.56           --                   --             --       30.49%
         All contract charges                              --           20              $ 2,992           0.17%         --
2012     Lowest contract charge 0.00% Class B         $114.29           --                   --             --       16.46%
         Highest contract charge 0.90% Class B        $111.55           --                   --             --       15.42%
         All contract charges                              --           16              $ 1,749           0.14%         --
2011     Lowest contract charge 0.00% Class B         $ 98.14           --                   --             --       (8.22)%
         Highest contract charge 0.90% Class B        $ 96.65           --                   --             --       (9.04)%
         All contract charges                              --           25              $ 2,417           0.05%         --
AXA 500 MANAGED VOLATILITY
2015     Lowest contract charge 0.00% Class B         $170.05           --                   --             --        0.37%
         Highest contract charge 0.90% Class B        $161.52           --                   --             --       (0.54)%
         All contract charges                              --           34              $ 5,680           0.91%         --
2014     Lowest contract charge 0.00% Class B         $169.43           --                   --             --       12.59%
         Highest contract charge 0.90% Class B        $162.40           --                   --             --       11.58%
         All contract charges                              --           33              $ 5,576           0.80%         --
2013     Lowest contract charge 0.00% Class B         $150.49           --                   --             --       30.93%
         Highest contract charge 0.90% Class B        $145.55           --                   --             --       29.76%
         All contract charges                              --           19              $ 2,783           0.47%         --
2012     Lowest contract charge 0.00% Class B         $114.94           --                   --             --       14.83%
         Highest contract charge 0.90% Class B        $112.17           --                   --             --       13.79%
         All contract charges                              --           16              $ 1,833           0.66%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA 500 MANAGED VOLATILITY (CONTINUED)
2011  Lowest contract charge 0.00% Class B    $100.10           --                   --             --        (3.75)%
      Highest contract charge 0.90% Class B   $ 98.58           --                   --             --        (4.62)%
      All contract charges                         --           12              $ 1,249           0.57%
AXA 2000 MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $148.16           --                   --             --        (5.10)%
      Highest contract charge 0.90% Class B   $140.73           --                   --             --        (5.95)%
      All contract charges                         --           15              $ 2,284           0.39%          --
2014  Lowest contract charge 0.00% Class B    $156.13           --                   --             --         4.06%
      Highest contract charge 0.90% Class B   $149.64           --                   --             --         3.11%
      All contract charges                         --           17              $ 2,546           0.16%          --
2013  Lowest contract charge 0.00% Class B    $150.04           --                   --             --        37.39%
      Highest contract charge 0.90% Class B   $145.12           --                   --             --        36.16%
      All contract charges                         --           14              $ 2,132           0.12%          --
2012  Lowest contract charge 0.00% Class B    $109.21           --                   --             --        15.44%
      Highest contract charge 0.90% Class B   $106.58           --                   --             --        14.41%
      All contract charges                         --           12              $ 1,303           0.33%          --
2011  Lowest contract charge 0.00% Class B    $ 94.60           --                   --             --       (10.55)%
      Highest contract charge 0.90% Class B   $ 93.16           --                   --             --       (11.36)%
      All contract charges                         --           10              $   904           0.47%          --
AXA AGGRESSIVE ALLOCATION
2015  Lowest contract charge 0.00% Class A    $203.22           --                   --             --        (1.75)%
      Highest contract charge 0.90% Class A   $181.92           --                   --             --        (2.64)%
      All contract charges                         --          344              $57,423           0.95%          --
2014  Lowest contract charge 0.00% Class A    $206.85           --                   --             --         4.72%
      Highest contract charge 0.90% Class A   $186.85           --                   --             --         3.78%
      All contract charges                         --          344              $63,147           1.55%          --
2013  Lowest contract charge 0.00% Class A    $197.53           --                   --             --        26.44%
      Highest contract charge 0.90% Class A   $180.05           --                   --             --        25.30%
      All contract charges                         --          356              $64,839           2.51%          --
2012  Lowest contract charge 0.00% Class A    $156.23           --                   --             --        14.17%
      Highest contract charge 0.90% Class A   $143.70           --                   --             --        13.15%
      All contract charges                         --          405              $58,114           0.84%          --
2011  Lowest contract charge 0.00% Class A    $136.84           --                   --             --        (7.27)%
      Highest contract charge 0.90% Class A   $127.00           --                   --             --        (8.11)%
      All contract charges                         --          464              $59,678           1.38%          --
AXA AGGRESSIVE ALLOCATION
2015  Lowest contract charge 0.00% Class B    $199.09           --                   --             --        (1.75)%
      Highest contract charge 0.60% Class B   $184.94           --                   --             --        (2.34)%
      All contract charges                         --          392              $77,349           0.95%          --
2014  Lowest contract charge 0.00% Class B    $202.64           --                   --             --         4.72%
      Highest contract charge 0.60% Class B   $189.38           --                   --             --         4.09%
      All contract charges                         --          396              $79,584           1.55%          --
2013  Lowest contract charge 0.00% Class B    $193.51           --                   --             --        26.43%
      Highest contract charge 0.60% Class B   $181.94           --                   --             --        25.68%
      All contract charges                         --          413              $79,125           2.51%          --
2012  Lowest contract charge 0.00% Class B    $153.06           --                   --             --        14.17%
      Highest contract charge 0.60% Class B   $144.77           --                   --             --        13.48%
      All contract charges                         --          413              $62,581           0.84%          --
2011  Lowest contract charge 0.00% Class B    $134.06           --                   --             --        (7.50)%
      Highest contract charge 0.60% Class B   $127.57           --                   --             --        (8.05)%
      All contract charges                         --          414              $54,953           1.38%          --
AXA BALANCED STRATEGY
2015  Lowest contract charge 0.00% Class B    $139.85           --                   --             --        (0.64)%
      Highest contract charge 0.00% Class B   $139.85           --                   --             --        (0.64)%
      All contract charges                         --          173              $24,207           1.09%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 0.00% Class B    $140.75           --                   --             --        4.40%
      Highest contract charge 0.00% Class B   $140.75           --                   --             --        4.40%
      All contract charges                         --          141              $19,802           1.21%         --
2013  Lowest contract charge 0.00% Class B    $134.82           --                   --             --       13.66%
      Highest contract charge 0.00% Class B   $134.82           --                   --             --       13.66%
      All contract charges                         --          119              $16,003           2.27%         --
2012  Lowest contract charge 0.00% Class B    $118.62           --                   --             --        8.54%
      Highest contract charge 0.00% Class B   $118.62           --                   --             --        8.54%
      All contract charges                         --           77              $ 9,132           0.93%         --
2011  Lowest contract charge 0.00% Class B    $109.29           --                   --             --       (2.39)%
      Highest contract charge 0.00% Class B   $109.29           --                   --             --       (2.39)%
      All contract charges                         --           44              $ 4,805           1.59%         --
AXA CONSERVATIVE ALLOCATION
2015  Lowest contract charge 0.00% Class A    $152.61           --                   --             --       (0.24)%
      Highest contract charge 0.90% Class A   $136.61           --                   --             --       (1.14)%
      All contract charges                         --          284              $24,201           0.79%         --
2014  Lowest contract charge 0.00% Class A    $152.98           --                   --             --        2.62%
      Highest contract charge 0.90% Class A   $138.19           --                   --             --        1.69%
      All contract charges                         --          288              $25,804           0.83%         --
2013  Lowest contract charge 0.00% Class A    $149.08           --                   --             --        4.33%
      Highest contract charge 0.90% Class A   $135.89           --                   --             --        3.39%
      All contract charges                         --          299              $27,385           0.93%         --
2012  Lowest contract charge 0.00% Class A    $142.89           --                   --             --        4.58%
      Highest contract charge 0.90% Class A   $131.43           --                   --             --        3.64%
      All contract charges                         --          284              $28,647           0.83%         --
2011  Lowest contract charge 0.00% Class A    $136.63           --                   --             --        2.15%
      Highest contract charge 0.90% Class A   $126.81           --                   --             --        1.24%
      All contract charges                         --          252              $29,188           2.05%         --
AXA CONSERVATIVE ALLOCATION
2015  Lowest contract charge 0.00% Class B    $149.50           --                   --             --       (0.24)%
      Highest contract charge 0.60% Class B   $138.87           --                   --             --       (0.84)%
      All contract charges                         --           61              $ 8,855           0.79%         --
2014  Lowest contract charge 0.00% Class B    $149.86           --                   --             --        2.62%
      Highest contract charge 0.60% Class B   $140.05           --                   --             --        2.00%
      All contract charges                         --           71              $10,374           0.83%         --
2013  Lowest contract charge 0.00% Class B    $146.04           --                   --             --        4.34%
      Highest contract charge 0.60% Class B   $137.31           --                   --             --        3.72%
      All contract charges                         --           71              $10,126           0.93%         --
2012  Lowest contract charge 0.00% Class B    $139.97           --                   --             --        4.58%
      Highest contract charge 0.60% Class B   $132.39           --                   --             --        3.95%
      All contract charges                         --           76              $10,376           0.83%         --
2011  Lowest contract charge 0.00% Class B    $133.84           --                   --             --        1.90%
      Highest contract charge 0.60% Class B   $127.36           --                   --             --        1.29%
      All contract charges                         --           72              $ 9,457           2.05%         --
AXA CONSERVATIVE GROWTH STRATEGY
2015  Lowest contract charge 0.00% Class B    $133.74           --                   --             --       (0.46)%
      Highest contract charge 0.00% Class B   $133.74           --                   --             --       (0.46)%
      All contract charges                         --           41              $ 5,539           0.95%         --
2014  Lowest contract charge 0.00% Class B    $134.36           --                   --             --        3.82%
      Highest contract charge 0.00% Class B   $134.36           --                   --             --        3.82%
      All contract charges                         --           40              $ 5,395           1.11%         --
2013  Lowest contract charge 0.00% Class B    $129.42           --                   --             --       10.51%
      Highest contract charge 0.00% Class B   $129.42           --                   --             --       10.51%
      All contract charges                         --           32              $ 4,200           1.75%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA CONSERVATIVE GROWTH STRATEGY (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $117.11           --                   --             --        7.20%
      Highest contract charge 0.00% Class B   $117.11           --                   --             --        7.20%
      All contract charges                         --           28              $ 3,305           1.28%         --
2011  Lowest contract charge 0.00% Class B    $109.24           --                   --             --       (1.39)%
      Highest contract charge 0.00% Class B   $109.24           --                   --             --       (1.39)%
      All contract charges                         --           10              $ 1,114           1.49%         --
AXA CONSERVATIVE STRATEGY
2015  Lowest contract charge 0.00% Class B    $121.68           --                   --             --       (0.17)%
      Highest contract charge 0.00% Class B   $121.68           --                   --             --       (0.17)%
      All contract charges                         --           20              $ 2,427           0.94%         --
2014  Lowest contract charge 0.00% Class B    $121.89           --                   --             --        2.61%
      Highest contract charge 0.00% Class B   $121.89           --                   --             --        2.61%
      All contract charges                         --           16              $ 1,930           0.86%         --
2013  Lowest contract charge 0.00% Class B    $118.79           --                   --             --        4.38%
      Highest contract charge 0.00% Class B   $118.79           --                   --             --        4.38%
      All contract charges                         --           13              $ 1,509           1.16%         --
2012  Lowest contract charge 0.00% Class B    $113.81           --                   --             --        4.48%
      Highest contract charge 0.00% Class B   $113.81           --                   --             --        4.48%
      All contract charges                         --           10              $ 1,129           1.11%         --
2011  Lowest contract charge 0.00% Class B    $108.93           --                   --             --        0.72%
      Highest contract charge 0.00% Class B   $108.93           --                   --             --        0.72%
      All contract charges                         --            8              $   870           1.35%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class A    $164.89           --                   --             --       (0.66)%
      Highest contract charge 0.90% Class A   $147.61           --                   --             --       (1.55)%
      All contract charges                         --          164              $17,659           0.82%         --
2014  Lowest contract charge 0.00% Class A    $165.98           --                   --             --        3.16%
      Highest contract charge 0.90% Class A   $149.93           --                   --             --        2.23%
      All contract charges                         --          179              $19,858           0.99%         --
2013  Lowest contract charge 0.00% Class A    $160.89           --                   --             --       10.24%
      Highest contract charge 0.90% Class A   $146.66           --                   --             --        9.25%
      All contract charges                         --          159              $20,835           1.36%         --
2012  Lowest contract charge 0.00% Class A    $145.95           --                   --             --        7.37%
      Highest contract charge 0.90% Class A   $134.24           --                   --             --        6.40%
      All contract charges                         --          164              $20,312           0.81%         --
2011  Lowest contract charge 0.00% Class A    $135.93           --                   --             --       (0.46)%
      Highest contract charge 0.90% Class A   $126.16           --                   --             --       (1.35)%
      All contract charges                         --          174              $20,541           1.64%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class B    $161.54           --                   --             --       (0.65)%
      Highest contract charge 0.60% Class B   $150.06           --                   --             --       (1.24)%
      All contract charges                         --           90              $14,346           0.82%         --
2014  Lowest contract charge 0.00% Class B    $162.60           --                   --             --        3.16%
      Highest contract charge 0.60% Class B   $151.95           --                   --             --        2.54%
      All contract charges                         --           94              $15,106           0.99%         --
2013  Lowest contract charge 0.00% Class B    $157.62           --                   --             --       10.24%
      Highest contract charge 0.60% Class B   $148.19           --                   --             --        9.58%
      All contract charges                         --           95              $14,739           1.36%         --
2012  Lowest contract charge 0.00% Class B    $142.98           --                   --             --        7.37%
      Highest contract charge 0.60% Class B   $135.24           --                   --             --        6.73%
      All contract charges                         --          100              $13,996           0.81%         --
2011  Lowest contract charge 0.00% Class B    $133.16           --                   --             --       (0.71)%
      Highest contract charge 0.60% Class B   $126.71           --                   --             --       (1.31)%
      All contract charges                         --          101              $13,152           1.64%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA GLOBAL EQUITY MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class A    $499.04           --                   --             --        (1.73)%
      Highest contract charge 0.00% Class A   $499.04           --                   --             --        (1.73)%
      All contract charges                         --           74             $ 28,446           0.88%          --
2014  Lowest contract charge 0.00% Class A    $507.81           --                   --             --         1.69%
      Highest contract charge 0.00% Class A   $507.81           --                   --             --         1.69%
      All contract charges                         --          106             $ 31,716           0.95%          --
2013  Lowest contract charge 0.00% Class A    $499.38           --                   --             --        20.36%
      Highest contract charge 0.00% Class A   $499.38           --                   --             --        20.36%
      All contract charges                         --          133             $ 34,325           0.82%          --
2012  Lowest contract charge 0.00% Class A    $414.92           --                   --             --        16.98%
      Highest contract charge 0.00% Class A   $414.92           --                   --             --        16.98%
      All contract charges                         --          103             $ 30,208           1.35%          --
2011  Lowest contract charge 0.00% Class A    $354.68           --                   --             --       (12.06)%
      Highest contract charge 0.00% Class A   $354.68           --                   --             --       (12.06)%
      All contract charges                         --          111             $ 31,042           1.72%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $267.56           --                   --             --        (1.73)%
      Highest contract charge 0.90% Class B   $226.63           --                   --             --        (2.61)%
      All contract charges                         --          441             $110,066           0.88%          --
2014  Lowest contract charge 0.00% Class B    $272.26           --                   --             --         1.68%
      Highest contract charge 0.90% Class B   $232.70           --                   --             --         0.77%
      All contract charges                         --          478             $121,576           0.95%          --
2013  Lowest contract charge 0.00% Class B    $267.75           --                   --             --        20.36%
      Highest contract charge 0.90% Class B   $230.92           --                   --             --        19.28%
      All contract charges                         --          523             $131,082           0.82%          --
2012  Lowest contract charge 0.00% Class B    $222.46           --                   --             --        16.99%
      Highest contract charge 0.90% Class B   $193.60           --                   --             --        15.93%
      All contract charges                         --          586             $122,383           1.35%          --
2011  Lowest contract charge 0.00% Class B    $190.16           --                   --             --       (12.32)%
      Highest contract charge 0.90% Class B   $167.00           --                   --             --       (13.10)%
      All contract charges                         --          746             $134,145           1.72%          --
AXA GROWTH STRATEGY
2015  Lowest contract charge 0.00% Class B    $152.84           --                   --             --        (0.98)%
      Highest contract charge 0.00% Class B   $152.84           --                   --             --        (0.98)%
      All contract charges                         --          279             $ 42,615           1.25%          --
2014  Lowest contract charge 0.00% Class B    $154.35           --                   --             --         5.62%
      Highest contract charge 0.00% Class B   $154.35           --                   --             --         5.62%
      All contract charges                         --          223             $ 34,422           1.64%          --
2013  Lowest contract charge 0.00% Class B    $146.14           --                   --             --        20.20%
      Highest contract charge 0.00% Class B   $146.14           --                   --             --        20.20%
      All contract charges                         --          157             $ 22,986           2.98%          --
2012  Lowest contract charge 0.00% Class B    $121.58           --                   --             --        11.21%
      Highest contract charge 0.00% Class B   $121.58           --                   --             --        11.21%
      All contract charges                         --          107             $ 12,965           0.91%          --
2011  Lowest contract charge 0.00% Class B    $109.32           --                   --             --        (4.41)%
      Highest contract charge 0.00% Class B   $109.32           --                   --             --        (4.41)%
      All contract charges                         --           68             $  7,470           1.62%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY(C)
2015  Lowest contract charge 0.00% Class A    $219.85           --                   --             --        (4.35)%
      Highest contract charge 0.60% Class A   $158.89           --                   --             --        (4.92)%
      All contract charges                         --           66             $ 14,331           0.06%          --
2014  Lowest contract charge 0.00% Class A    $229.84           --                   --             --        (6.24)%
      Highest contract charge 0.60% Class A   $167.11           --                   --             --        (6.80)%
      All contract charges                         --           71             $ 16,150           1.75%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                          --------------------------------------------------------------
                                                                     UNITS OUTSTANDING    ACCUMULATION      INVESTMENT
                                                          UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO*
                                                          ---------- ----------------- ------------------- -------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY(C) (CONTINUED)
2013         Lowest contract charge 0.00% Class A          $245.13           --                   --             --
             Highest contract charge 0.60% Class A         $179.31           --                   --             --
             All contract charges                               --           26              $ 6,022           0.84%
2012         Lowest contract charge 0.00% Class A          $208.61           --                   --             --
             Highest contract charge 0.60% Class A         $153.52           --                   --             --
             All contract charges                               --           29              $ 6,031           1.49%
2011         Lowest contract charge 0.00% Class A          $179.36           --                   --             --
             Highest contract charge 0.60% Class A         $132.79           --                   --             --
             All contract charges                               --           30              $ 5,139           2.81%
AXA INTERNATIONAL CORE MANAGED VOLATILITY(C)
2015         Lowest contract charge 0.00% Class B          $142.49           --                   --             --
             Highest contract charge 0.90% Class B         $122.52           --                   --             --
             All contract charges                               --          345              $46,054           0.06%
2014         Lowest contract charge 0.00% Class B          $148.95           --                   --             --
             Highest contract charge 0.90% Class B         $129.25           --                   --             --
             All contract charges                               --          381              $53,327           1.75%
2013         Lowest contract charge 0.00% Class B          $158.86           --                   --             --
             Highest contract charge 0.90% Class B         $139.10           --                   --             --
             All contract charges                               --          169              $25,657           0.84%
2012         Lowest contract charge 0.00% Class B          $135.18           --                   --             --
             Highest contract charge 0.90% Class B         $119.44           --                   --             --
             All contract charges                               --          186              $23,955           1.49%
2011         Lowest contract charge 0.00% Class B          $116.22           --                   --             --
             Highest contract charge 0.90% Class B         $103.62           --                   --             --
             All contract charges                               --          196              $21,687           2.81%
AXA INTERNATIONAL MANAGED VOLATILITY
2015         Lowest contract charge 0.00% Class B          $113.69           --                   --             --
             Highest contract charge 0.90% Class B         $107.98           --                   --             --
             All contract charges                               --           17              $ 1,908           0.04%
2014         Lowest contract charge 0.00% Class B          $116.49           --                   --             --
             Highest contract charge 0.90% Class B         $111.65           --                   --             --
             All contract charges                               --           15              $ 1,627           0.79%
2013         Lowest contract charge 0.00% Class B          $124.51           --                   --             --
             Highest contract charge 0.90% Class B         $120.42           --                   --             --
             All contract charges                               --           13              $ 1,617           0.00%
2012         Lowest contract charge 0.00% Class B          $102.81           --                   --             --
             Highest contract charge 0.90% Class B         $100.34           --                   --             --
             All contract charges                               --           17              $ 1,836           0.64%
2011         Lowest contract charge 0.00% Class B          $ 88.18           --                   --             --
             Highest contract charge 0.90% Class B         $ 86.84           --                   --             --
             All contract charges                               --           17              $ 1,507           2.58%
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2015         Lowest contract charge 0.00% Class A          $215.01           --                   --             --
             Highest contract charge 0.60% Class A         $153.56           --                   --             --
             All contract charges                               --          105              $16,190           0.10%
2014         Lowest contract charge 0.00% Class A          $222.03           --                   --             --
             Highest contract charge 0.60% Class A         $159.53           --                   --             --
             All contract charges                               --          108              $17,611           1.58%
2013         Lowest contract charge 0.00% Class A          $239.20           --                   --             --
             Highest contract charge 0.60% Class A         $172.91           --                   --             --
             All contract charges                               --          115              $20,425           1.14%
2012         Lowest contract charge 0.00% Class A          $200.47           --                   --             --
             Highest contract charge 0.60% Class A         $145.78           --                   --             --
             All contract charges                               --          118              $18,610           1.80%

                                             --------
                                              TOTAL
                                             RETURN**
                                             --------

Lowest contract charge 0.00% Class A           17.51%
Highest contract charge 0.60% Class A          16.80%
All contract charges                              --
Lowest contract charge 0.00% Class A           16.31%
Highest contract charge 0.60% Class A          15.61%
All contract charges                              --
Lowest contract charge 0.00% Class A          (16.72)%
Highest contract charge 0.60% Class A         (17.22)%
All contract charges                              --

Lowest contract charge 0.00% Class B           (4.34)%
Highest contract charge 0.90% Class B          (5.21)%
All contract charges                              --
Lowest contract charge 0.00% Class B           (6.24)%
Highest contract charge 0.90% Class B          (7.08)%
All contract charges                              --
Lowest contract charge 0.00% Class B           17.52%
Highest contract charge 0.90% Class B          16.46%
All contract charges                              --
Lowest contract charge 0.00% Class B           16.31%
Highest contract charge 0.90% Class B          15.27%
All contract charges                              --
Lowest contract charge 0.00% Class B          (16.93)%
Highest contract charge 0.90% Class B         (17.68)%
All contract charges                              --

Lowest contract charge 0.00% Class B           (2.40)%
Highest contract charge 0.90% Class B          (3.29)%
All contract charges                              --
Lowest contract charge 0.00% Class B           (6.44)%
Highest contract charge 0.90% Class B          (7.28)%
All contract charges                              --
Lowest contract charge 0.00% Class B           21.11%
Highest contract charge 0.90% Class B          20.01%
All contract charges                              --
Lowest contract charge 0.00% Class B           16.59%
Highest contract charge 0.90% Class B          15.55%
All contract charges                              --
Lowest contract charge 0.00% Class B          (16.05)%
Highest contract charge 0.90% Class B         (16.80)%
All contract charges                              --

Lowest contract charge 0.00% Class A           (3.16)%
Highest contract charge 0.60% Class A          (3.74)%
All contract charges                              --
Lowest contract charge 0.00% Class A           (7.18)%
Highest contract charge 0.60% Class A          (7.74)%
All contract charges                              --
Lowest contract charge 0.00% Class A           19.32%
Highest contract charge 0.60% Class A          18.61%
All contract charges                              --
Lowest contract charge 0.00% Class A           17.47%
Highest contract charge 0.60% Class A          16.76%
All contract charges                              --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY (CONTINUED)
2011  Lowest contract charge 0.00% Class A    $170.66           --                   --             --       (15.92)%
      Highest contract charge 0.60% Class A   $124.85           --                   --             --       (16.43)%
      All contract charges                         --          116              $17,306           1.92%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $157.18           --                   --             --        (3.16)%
      Highest contract charge 0.90% Class B   $148.78           --                   --             --        (4.04)%
      All contract charges                         --          399              $62,376           0.10%          --
2014  Lowest contract charge 0.00% Class B    $162.31           --                   --             --        (7.18)%
      Highest contract charge 0.90% Class B   $155.04           --                   --             --        (8.01)%
      All contract charges                         --          428              $69,318           1.58%          --
2013  Lowest contract charge 0.00% Class B    $174.86           --                   --             --        19.33%
      Highest contract charge 0.90% Class B   $168.54           --                   --             --        18.26%
      All contract charges                         --          455              $79,896           1.14%          --
2012  Lowest contract charge 0.00% Class B    $146.54           --                   --             --        17.47%
      Highest contract charge 0.90% Class B   $142.52           --                   --             --        16.41%
      All contract charges                         --          488              $72,013           1.80%          --
2011  Lowest contract charge 0.00% Class B    $124.75           --                   --             --       (16.16)%
      Highest contract charge 0.90% Class B   $122.43           --                   --             --       (16.92)%
      All contract charges                         --          591              $74,631           1.92%          --
AXA LARGE CAP CORE MANAGED VOLATILITY(F)
2015  Lowest contract charge 0.00% Class A    $265.83           --                   --             --         0.37%
      Highest contract charge 0.60% Class A   $186.41           --                   --             --        (0.23)%
      All contract charges                         --           19              $ 4,306           0.91%          --
2014  Lowest contract charge 0.00% Class A    $264.85           --                   --             --        11.62%
      Highest contract charge 0.60% Class A   $186.84           --                   --             --        10.95%
      All contract charges                         --           22              $ 5,334           1.12%          --
2013  Lowest contract charge 0.00% Class A    $237.27           --                   --             --        31.55%
      Highest contract charge 0.60% Class A   $168.40           --                   --             --        30.76%
      All contract charges                         --            6              $ 1,158           0.55%          --
2012  Lowest contract charge 0.00% Class A    $180.37           --                   --             --        14.99%
      Highest contract charge 0.60% Class A   $128.79           --                   --             --        14.30%
      All contract charges                         --            6              $   878           1.38%          --
2011  Lowest contract charge 0.00% Class A    $156.86           --                   --             --        (3.98)%
      Highest contract charge 0.60% Class A   $112.68           --                   --             --        (4.56)%
      All contract charges                         --            5              $   765           1.13%          --
AXA LARGE CAP CORE MANAGED VOLATILITY(F)
2015  Lowest contract charge 0.00% Class B    $171.18           --                   --             --         0.38%
      Highest contract charge 0.90% Class B   $147.35           --                   --             --        (0.53)%
      All contract charges                         --          133              $21,865           0.91%          --
2014  Lowest contract charge 0.00% Class B    $170.54           --                   --             --        11.62%
      Highest contract charge 0.90% Class B   $148.14           --                   --             --        10.62%
      All contract charges                         --          143              $23,572           1.12%          --
2013  Lowest contract charge 0.00% Class B    $152.79           --                   --             --        31.56%
      Highest contract charge 0.90% Class B   $133.92           --                   --             --        30.37%
      All contract charges                         --          112              $16,518           0.55%          --
2012  Lowest contract charge 0.00% Class B    $116.14           --                   --             --        14.99%
      Highest contract charge 0.90% Class B   $102.72           --                   --             --        13.94%
      All contract charges                         --           93              $10,373           1.38%          --
2011  Lowest contract charge 0.00% Class B    $101.00           --                   --             --        (4.24)%
      Highest contract charge 0.90% Class B   $ 90.15           --                   --             --        (5.10)%
      All contract charges                         --           69              $ 6,588           1.59%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY(G)
2015  Lowest contract charge 0.00% Class A    $340.73            --                  --             --        4.04%
      Highest contract charge 0.60% Class A   $211.75            --                  --             --        3.41%
      All contract charges                         --           136            $ 41,909           0.28%         --
2014  Lowest contract charge 0.00% Class A    $327.51            --                  --             --       11.08%
      Highest contract charge 0.60% Class A   $204.77            --                  --             --       10.42%
      All contract charges                         --           149            $ 45,164           0.24%         --
2013  Lowest contract charge 0.00% Class A    $294.83            --                  --             --       35.39%
      Highest contract charge 0.60% Class A   $185.44            --                  --             --       34.57%
      All contract charges                         --            34            $  9,623           0.17%         --
2012  Lowest contract charge 0.00% Class A    $217.77            --                  --             --       13.74%
      Highest contract charge 0.60% Class A   $137.80            --                  --             --       13.06%
      All contract charges                         --            34            $  7,145           0.57%         --
2011  Lowest contract charge 0.00% Class A    $191.46            --                  --             --       (3.29)%
      Highest contract charge 0.60% Class A   $121.88            --                  --             --       (3.87)%
      All contract charges                         --            37            $  6,637           0.41%         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY(G)
2015  Lowest contract charge 0.00% Class B    $325.20            --                  --             --        4.03%
      Highest contract charge 0.90% Class B   $274.69            --                  --             --        3.10%
      All contract charges                         --           695            $198,684           0.28%         --
2014  Lowest contract charge 0.00% Class B    $312.59            --                  --             --       11.09%
      Highest contract charge 0.90% Class B   $266.44            --                  --             --       10.09%
      All contract charges                         --           759            $209,579           0.24%         --
2013  Lowest contract charge 0.00% Class B    $281.39            --                  --             --       35.39%
      Highest contract charge 0.90% Class B   $242.03            --                  --             --       34.18%
      All contract charges                         --           547            $136,867           0.17%         --
2012  Lowest contract charge 0.00% Class B    $207.84            --                  --             --       13.74%
      Highest contract charge 0.90% Class B   $180.38            --                  --             --       12.71%
      All contract charges                         --           604            $112,012           0.57%         --
2011  Lowest contract charge 0.00% Class B    $182.73            --                  --             --       (3.66)%
      Highest contract charge 0.90% Class B   $160.04            --                  --             --       (4.52)%
      All contract charges                         --           668            $108,960           0.41%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY(D)
2015  Lowest contract charge 0.00% Class A    $243.12            --                  --             --       (4.02)%
      Highest contract charge 0.90% Class A   $182.83            --                  --             --       (4.88)%
      All contract charges                         --         1,280            $254,701           1.58%         --
2014  Lowest contract charge 0.00% Class A    $253.29            --                  --             --       12.23%
      Highest contract charge 0.90% Class A   $192.21            --                  --             --       11.22%
      All contract charges                         --         1,383            $288,312           1.39%         --
2013  Lowest contract charge 0.00% Class A    $225.69            --                  --             --       32.47%
      Highest contract charge 0.90% Class A   $172.82            --                  --             --       31.28%
      All contract charges                         --         1,413            $262,719           1.05%         --
2012  Lowest contract charge 0.00% Class A    $170.37            --                  --             --       15.86%
      Highest contract charge 0.90% Class A   $131.64            --                  --             --       14.81%
      All contract charges                         --         1,574            $221,696           1.56%         --
2011  Lowest contract charge 0.00% Class A    $147.05            --                  --             --       (4.80)%
      Highest contract charge 0.90% Class A   $114.66            --                  --             --       (5.65)%
      All contract charges                         --         1,780            $217,111           1.24%         --
AXA LARGE CAP VALUE MANAGED VOLATILITY (D)
2015  Lowest contract charge 0.00% Class B    $181.24            --                  --             --       (4.01)%
      Highest contract charge 0.90% Class B   $180.46            --                  --             --       (4.88)%
      All contract charges                         --           653            $123,278           1.58%         --
2014  Lowest contract charge 0.00% Class B    $188.82            --                  --             --       12.23%
      Highest contract charge 0.90% Class B   $189.72            --                  --             --       11.22%
      All contract charges                         --           695            $137,376           1.39%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA LARGE CAP VALUE MANAGED VOLATILITY(D) (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $168.25            --                  --             --       32.48%
      Highest contract charge 0.90% Class B   $170.58            --                  --             --       31.28%
      All contract charges                         --           671            $119,182           1.05%         --
2012  Lowest contract charge 0.00% Class B    $127.00            --                  --             --       15.85%
      Highest contract charge 0.90% Class B   $129.94            --                  --             --       14.82%
      All contract charges                         --           732            $ 98,736           1.56%         --
2011  Lowest contract charge 0.00% Class B    $109.62            --                  --             --       (5.07)%
      Highest contract charge 0.90% Class B   $113.17            --                  --             --       (5.93)%
      All contract charges                         --           808            $ 94,538           1.24%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class A    $326.71            --                  --             --       (3.54)%
      Highest contract charge 0.90% Class A   $256.88            --                  --             --       (4.41)%
      All contract charges                         --           668            $183,118           0.75%         --
2014  Lowest contract charge 0.00% Class A    $338.70            --                  --             --       10.87%
      Highest contract charge 0.90% Class A   $268.73            --                  --             --        9.87%
      All contract charges                         --           728            $208,857           0.58%         --
2013  Lowest contract charge 0.00% Class A    $305.49            --                  --             --       33.07%
      Highest contract charge 0.90% Class A   $244.58            --                  --             --       31.88%
      All contract charges                         --           795            $207,034           0.51%         --
2012  Lowest contract charge 0.00% Class A    $229.56            --                  --             --       18.63%
      Highest contract charge 0.90% Class A   $185.46            --                  --             --       17.56%
      All contract charges                         --           880            $174,284           1.20%         --
2011  Lowest contract charge 0.00% Class A    $193.51            --                  --             --       (9.10)%
      Highest contract charge 0.90% Class A   $157.76            --                  --             --       (9.92)%
      All contract charges                         --           991            $166,808           1.03%         --
AXA MID CAP VALUE MANAGED VOLATILITY
2015  Lowest contract charge 0.00% Class B    $302.82            --                  --             --       (3.54)%
      Highest contract charge 0.00% Class B   $302.82            --                  --             --       (3.54)%
      All contract charges                         --            39            $ 11,903           0.75%         --
2014  Lowest contract charge 0.00% Class B    $313.94            --                  --             --       10.87%
      Highest contract charge 0.00% Class B   $313.94            --                  --             --       10.87%
      All contract charges                         --            41            $ 12,879           0.58%         --
2013  Lowest contract charge 0.00% Class B    $283.15            --                  --             --       33.07%
      Highest contract charge 0.00% Class B   $283.15            --                  --             --       33.07%
      All contract charges                         --            44            $ 12,435           0.51%         --
2012  Lowest contract charge 0.00% Class B    $212.78            --                  --             --       18.63%
      Highest contract charge 0.00% Class B   $212.78            --                  --             --       18.63%
      All contract charges                         --            44            $  9,428           1.20%         --
2011  Lowest contract charge 0.00% Class B    $179.36            --                  --             --       (9.43)%
      Highest contract charge 0.00% Class B   $179.36            --                  --             --       (9.43)%
      All contract charges                         --            44            $  7,937           1.03%         --
AXA MODERATE ALLOCATION
2015  Lowest contract charge 0.00% Class A    $353.24            --                  --             --       (0.88)%
      Highest contract charge 0.90% Class A   $309.81            --                  --             --       (1.78)%
      All contract charges                         --         1,412            $757,108           0.81%         --
2014  Lowest contract charge 0.00% Class A    $356.38            --                  --             --        3.03%
      Highest contract charge 0.90% Class A   $315.41            --                  --             --        2.10%
      All contract charges                         --         1,531            $839,961           1.07%         --
2013  Lowest contract charge 0.00% Class A    $345.90            --                  --             --       13.11%
      Highest contract charge 0.90% Class A   $308.91            --                  --             --       12.09%
      All contract charges                         --         1,601            $898,254           1.57%         --
2012  Lowest contract charge 0.00% Class A    $305.80            --                  --             --        8.80%
      Highest contract charge 0.90% Class A   $275.58            --                  --             --        7.82%
      All contract charges                         --         1,765            $876,394           0.76%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA MODERATE ALLOCATION (CONTINUED)
2011  Lowest contract charge 0.00% Class A    $281.06            --                  --             --       (2.15)%
      Highest contract charge 0.90% Class A   $255.59            --                  --             --       (3.03)%
      All contract charges                         --         1,904            $904,360           1.67%         --
AXA MODERATE ALLOCATION
2015  Lowest contract charge 0.00% Class B    $173.92            --                  --             --       (0.88)%
      Highest contract charge 0.60% Class B   $160.71            --                  --             --       (1.48)%
      All contract charges                         --           890            $149,774           0.81%         --
2014  Lowest contract charge 0.00% Class B    $175.47            --                  --             --        3.03%
      Highest contract charge 0.60% Class B   $163.12            --                  --             --        2.41%
      All contract charges                         --           929            $157,713           1.07%         --
2013  Lowest contract charge 0.00% Class B    $170.31            --                  --             --       13.12%
      Highest contract charge 0.60% Class B   $159.28            --                  --             --       12.44%
      All contract charges                         --           942            $155,415           1.57%         --
2012  Lowest contract charge 0.00% Class B    $150.56            --                  --             --        8.80%
      Highest contract charge 0.60% Class B   $141.66            --                  --             --        8.15%
      All contract charges                         --         1,012            $147,964           0.76%         --
2011  Lowest contract charge 0.00% Class B    $138.38            --                  --             --       (2.40)%
      Highest contract charge 0.60% Class B   $130.99            --                  --             --       (2.98)%
      All contract charges                         --         1,046            $140,565           1.67%         --
AXA MODERATE GROWTH STRATEGY
2015  Lowest contract charge 0.00% Class B    $146.26            --                  --             --       (0.79)%
      Highest contract charge 0.00% Class B   $146.26            --                  --             --       (0.79)%
      All contract charges                         --           565            $ 82,588           1.12%         --
2014  Lowest contract charge 0.00% Class B    $147.42            --                  --             --        5.01%
      Highest contract charge 0.00% Class B   $147.42            --                  --             --        5.01%
      All contract charges                         --           492            $ 72,534           1.31%         --
2013  Lowest contract charge 0.00% Class B    $140.39            --                  --             --       16.88%
      Highest contract charge 0.00% Class B   $140.39            --                  --             --       16.88%
      All contract charges                         --           385            $ 54,106           2.52%         --
2012  Lowest contract charge 0.00% Class B    $120.11            --                  --             --        9.84%
      Highest contract charge 0.00% Class B   $120.11            --                  --             --        9.84%
      All contract charges                         --           283            $ 34,045           0.85%         --
2011  Lowest contract charge 0.00% Class B    $109.35            --                  --             --       (3.33)%
      Highest contract charge 0.00% Class B   $109.35            --                  --             --       (3.33)%
      All contract charges                         --           183            $ 19,984           1.43%         --
AXA MODERATE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class A    $193.73            --                  --             --       (1.29)%
      Highest contract charge 0.90% Class A   $173.42            --                  --             --       (2.18)%
      All contract charges                         --         1,171            $181,984           0.89%         --
2014  Lowest contract charge 0.00% Class A    $196.26            --                  --             --        3.77%
      Highest contract charge 0.90% Class A   $177.28            --                  --             --        2.84%
      All contract charges                         --         1,235            $203,339           1.31%         --
2013  Lowest contract charge 0.00% Class A    $189.13            --                  --             --       19.79%
      Highest contract charge 0.90% Class A   $172.39            --                  --             --       18.71%
      All contract charges                         --         1,261            $212,695           2.15%         --
2012  Lowest contract charge 0.00% Class A    $157.89            --                  --             --       11.53%
      Highest contract charge 0.90% Class A   $145.22            --                  --             --       10.52%
      All contract charges                         --         1,354            $192,933           0.79%         --
2011  Lowest contract charge 0.00% Class A    $141.57            --                  --             --       (4.72)%
      Highest contract charge 0.90% Class A   $131.40            --                  --             --       (5.58)%
      All contract charges                         --         1,493            $196,420           1.54%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
AXA MODERATE-PLUS ALLOCATION
2015  Lowest contract charge 0.00% Class B    $ 189.77           --                  --             --       (1.30)%
      Highest contract charge 0.60% Class B   $ 176.29           --                  --             --       (1.88)%
      All contract charges                          --        1,228            $230,412           0.89%         --
2014  Lowest contract charge 0.00% Class B    $ 192.26           --                  --             --        3.77%
      Highest contract charge 0.60% Class B   $ 179.67           --                  --             --        3.15%
      All contract charges                          --        1,245            $236,907           1.31%         --
2013  Lowest contract charge 0.00% Class B    $ 185.27           --                  --             --       19.79%
      Highest contract charge 0.60% Class B   $ 174.19           --                  --             --       19.07%
      All contract charges                          --        1,251            $229,433           2.15%         --
2012  Lowest contract charge 0.00% Class B    $ 154.67           --                  --             --       11.53%
      Highest contract charge 0.60% Class B   $ 146.29           --                  --             --       10.85%
      All contract charges                          --        1,212            $185,279           0.79%         --
2011  Lowest contract charge 0.00% Class B    $ 138.68           --                  --             --       (4.96)%
      Highest contract charge 0.60% Class B   $ 131.97           --                  --             --       (5.53)%
      All contract charges                          --        1,246            $170,658           1.54%         --
AXA/AB SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Class A    $ 400.02           --                  --             --       (2.91)%
      Highest contract charge 0.90% Class A   $ 337.88           --                  --             --       (3.78)%
      All contract charges                          --          399            $126,365           0.05%         --
2014  Lowest contract charge 0.00% Class A    $ 412.00           --                  --             --        3.57%
      Highest contract charge 0.90% Class A   $ 351.16           --                  --             --        2.64%
      All contract charges                          --          422            $144,210           0.06%         --
2013  Lowest contract charge 0.00% Class A    $ 397.78           --                  --             --       38.17%
      Highest contract charge 0.90% Class A   $ 342.12           --                  --             --       36.92%
      All contract charges                          --          438            $148,878           0.05%         --
2012  Lowest contract charge 0.00% Class A    $ 287.89           --                  --             --       15.59%
      Highest contract charge 0.90% Class A   $ 249.86           --                  --             --       14.55%
      All contract charges                          --          481            $123,156           0.21%         --
2011  Lowest contract charge 0.00% Class A    $ 249.07           --                  --             --       (0.40)%
      Highest contract charge 0.90% Class A   $ 218.13           --                  --             --       (1.29)%
      All contract charges                          --          584            $134,094             --          --
AXA/AB SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $ 328.35           --                  --             --       (2.91)%
      Highest contract charge 0.60% Class B   $ 264.94           --                  --             --       (3.49)%
      All contract charges                          --          221            $ 60,376           0.05%         --
2014  Lowest contract charge 0.00% Class B    $ 338.19           --                  --             --        3.57%
      Highest contract charge 0.60% Class B   $ 274.53           --                  --             --        2.96%
      All contract charges                          --          236            $ 66,544           0.06%         --
2013  Lowest contract charge 0.00% Class B    $ 326.52           --                  --             --       38.17%
      Highest contract charge 0.60% Class B   $ 266.65           --                  --             --       37.35%
      All contract charges                          --          249            $ 67,968           0.05%         --
2012  Lowest contract charge 0.00% Class B    $ 236.31           --                  --             --       15.59%
      Highest contract charge 0.60% Class B   $ 194.14           --                  --             --       14.89%
      All contract charges                          --          270            $ 53,496           0.21%         --
2011  Lowest contract charge 0.00% Class B    $ 204.44           --                  --             --       (0.65)%
      Highest contract charge 0.60% Class B   $ 168.98           --                  --             --       (1.24)%
      All contract charges                          --          294            $ 50,570             --          --
AXA/LOOMIS SAYLES GROWTH
2015  Lowest contract charge 0.00% Class A    $ 197.33           --                  --             --       11.53%
      Highest contract charge 0.90% Class A   $ 182.41           --                  --             --       10.52%
      All contract charges                          --           56            $  9,495           0.12%         --
2014  Lowest contract charge 0.00% Class A    $ 176.93           --                  --             --        7.81%
      Highest contract charge 0.90% Class A   $ 165.04           --                  --             --        6.85%
      All contract charges                          --           56            $  8,450           0.11%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------
                                                          UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------------- ------------- --------
AXA/LOOMIS SAYLES GROWTH (CONTINUED)
2013  Lowest contract charge 0.00% Class A      $164.11           --                   --             --       27.25%
      Highest contract charge 0.90% Class A     $154.46           --                   --             --       26.10%
      All contract charges                           --           73              $ 9,595           0.72%         --
2012  Lowest contract charge 0.00% Class A      $128.97           --                   --             --       12.59%
      Highest contract charge 0.90% Class A     $122.49           --                   --             --       11.57%
      All contract charges                           --          125              $13,964           0.85%         --
2011  Lowest contract charge 0.00% Class A      $114.55           --                   --             --        3.13%
      Highest contract charge 0.90% Class A     $109.79           --                   --             --        2.21%
      All contract charges                           --          141              $14,577           0.64%         --
AXA/LOOMIS SAYLES GROWTH
2015  Lowest contract charge 0.00% Class B      $240.98           --                   --             --       11.52%
      Highest contract charge 0.60% Class B     $185.13           --                   --             --       10.86%
      All contract charges                           --           71              $15,923           0.12%         --
2014  Lowest contract charge 0.00% Class B      $216.08           --                   --             --        7.82%
      Highest contract charge 0.60% Class B     $167.00           --                   --             --        7.17%
      All contract charges                           --           76              $15,333           0.11%         --
2013  Lowest contract charge 0.00% Class B      $200.41           --                   --             --       27.27%
      Highest contract charge 0.60% Class B     $155.82           --                   --             --       26.51%
      All contract charges                           --           79              $14,763           0.72%         --
2012  Lowest contract charge 0.00% Class B      $157.47           --                   --             --       12.58%
      Highest contract charge 0.60% Class B     $123.17           --                   --             --       11.90%
      All contract charges                           --           78              $11,399           0.85%         --
2011  Lowest contract charge 0.00% Class B      $139.87           --                   --             --        2.88%
      Highest contract charge 0.60% Class B     $110.07           --                   --             --        2.26%
      All contract charges                           --           80              $10,390           0.64%         --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
2015  Lowest contract charge 0.00% Class III    $130.59           --                   --             --       (1.00)%
      Highest contract charge 0.00% Class III   $130.59           --                   --             --       (1.00)%
      All contract charges                           --          203              $ 9,384           1.08%         --
2014  Lowest contract charge 0.00% Class III    $131.91           --                   --             --        1.93%
      Highest contract charge 0.00% Class III   $131.91           --                   --             --        1.93%
      All contract charges                           --          200              $ 9,833           2.50%         --
2013  Lowest contract charge 0.00% Class III    $129.41           --                   --             --       14.42%
      Highest contract charge 0.00% Class III   $129.41           --                   --             --       14.42%
      All contract charges                           --          149              $ 7,005           1.07%         --
2012  Lowest contract charge 0.00% Class III    $113.10           --                   --             --        9.97%
      Highest contract charge 0.00% Class III   $113.10           --                   --             --        9.97%
      All contract charges                           --           93              $ 6,025           1.27%         --
2011  Lowest contract charge 0.00% Class III    $102.85           --                   --             --       (3.64)%
      Highest contract charge 0.00% Class III   $102.85           --                   --             --       (3.64)%
      All contract charges                           --           94              $ 6,986           4.38%         --
CHARTER/SM/ MULTI-SECTOR BOND
2015  Lowest contract charge 0.00% Class A      $227.86           --                   --             --       (0.64)%
      Highest contract charge 0.90% Class A     $224.83           --                   --             --       (1.53)%
      All contract charges                           --          265              $70,209           1.52%         --
2014  Lowest contract charge 0.00% Class A      $229.33           --                   --             --        2.39%
      Highest contract charge 0.90% Class A     $228.33           --                   --             --        1.46%
      All contract charges                           --          286              $77,439           2.51%         --
2013  Lowest contract charge 0.00% Class A      $223.98           --                   --             --       (1.01)%
      Highest contract charge 0.90% Class A     $225.04           --                   --             --       (1.90)%
      All contract charges                           --          306              $82,633           3.46%         --
2012  Lowest contract charge 0.00% Class A      $226.26           --                   --             --        5.33%
      Highest contract charge 0.90% Class A     $229.40           --                   --             --        4.38%
      All contract charges                           --          317              $91,216           2.25%         --
2011  Lowest contract charge 0.00% Class A      $214.82           --                   --             --        5.33%
      Highest contract charge 0.90% Class A     $219.78           --                   --             --        4.39%
      All contract charges                           --          335              $94,119           2.13%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
CHARTER/SM/ MULTI-SECTOR BOND
2015  Lowest contract charge 0.00% Class B    $ 137.83          --                   --             --        (0.64)%
      Highest contract charge 0.60% Class B   $ 107.68          --                   --             --        (1.24)%
      All contract charges                          --         136              $15,816           1.52%          --
2014  Lowest contract charge 0.00% Class B    $ 138.72          --                   --             --         2.38%
      Highest contract charge 0.60% Class B   $ 109.03          --                   --             --         1.77%
      All contract charges                          --         145              $16,903           2.51%          --
2013  Lowest contract charge 0.00% Class B    $ 135.49          --                   --             --        (0.87)%
      Highest contract charge 0.60% Class B   $ 107.13          --                   --             --        (1.46)%
      All contract charges                          --         149              $16,905           3.46%          --
2012  Lowest contract charge 0.00% Class B    $ 136.68          --                   --             --         5.32%
      Highest contract charge 0.60% Class B   $ 108.72          --                   --             --         4.69%
      All contract charges                          --         153              $17,509           2.25%          --
2011  Lowest contract charge 0.00% Class B    $ 129.77          --                   --             --         5.08%
      Highest contract charge 0.60% Class B   $ 103.85          --                   --             --         4.45%
      All contract charges                          --         160              $17,351           3.87%          --
CHARTER/SM/ SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $ 178.20          --                   --             --        (6.04)%
      Highest contract charge 0.90% Class B   $ 112.40          --                   --             --        (6.89)%
      All contract charges                          --          72              $11,024           0.27%          --
2014  Lowest contract charge 0.00% Class B    $ 189.66          --                   --             --        (2.61)%
      Highest contract charge 0.90% Class B   $ 120.72          --                   --             --        (3.49)%
      All contract charges                          --          73              $12,004           0.00%          --
2013  Lowest contract charge 0.00% Class B    $ 194.74          --                   --             --        47.78%
      Highest contract charge 0.90% Class B   $ 125.08          --                   --             --        46.45%
      All contract charges                          --          82              $13,549           0.00%          --
2012  Lowest contract charge 0.00% Class B    $ 131.78          --                   --             --        11.38%
      Highest contract charge 0.90% Class B   $  85.41          --                   --             --        10.38%
      All contract charges                          --          69              $ 7,825           0.00%          --
2011  Lowest contract charge 0.00% Class B    $ 118.32          --                   --             --       (15.68)%
      Highest contract charge 0.90% Class B   $  77.38          --                   --             --       (16.45)%
      All contract charges                          --          68              $ 7,065             --           --
CHARTER/SM/ SMALL CAP VALUE
2015  Lowest contract charge 0.00% Class A    $ 241.60          --                   --             --       (13.13)%
      Highest contract charge 0.60% Class A   $ 224.44          --                   --             --       (13.65)%
      All contract charges                          --          48              $11,523           0.52%          --
2014  Lowest contract charge 0.00% Class A    $ 278.12          --                   --             --        (5.12)%
      Highest contract charge 0.60% Class A   $ 259.93          --                   --             --        (5.69)%
      All contract charges                          --          51              $14,155           0.17%          --
2013  Lowest contract charge 0.00% Class A    $ 293.14          --                   --             --        42.77%
      Highest contract charge 0.60% Class A   $ 275.62          --                   --             --        41.91%
      All contract charges                          --          56              $16,244           0.55%          --
2012  Lowest contract charge 0.00% Class A    $ 205.33          --                   --             --        16.77%
      Highest contract charge 0.60% Class A   $ 194.22          --                   --             --        16.07%
      All contract charges                          --          61              $12,385           0.59%          --
2011  Lowest contract charge 0.00% Class A    $ 175.84          --                   --             --        (8.79)%
      Highest contract charge 0.60% Class A   $ 167.33          --                   --             --        (9.34)%
      All contract charges                          --          65              $11,397           0.16%          --
CHARTER/SM/ SMALL CAP VALUE
2015  Lowest contract charge 0.00% Class B    $ 253.43          --                   --             --       (13.13)%
      Highest contract charge 0.90% Class B   $ 218.07          --                   --             --       (13.92)%
      All contract charges                          --          61              $14,517           0.52%          --
2014  Lowest contract charge 0.00% Class B    $ 291.75          --                   --             --        (5.11)%
      Highest contract charge 0.90% Class B   $ 253.33          --                   --             --        (5.96)%
      All contract charges                          --          65              $17,745           0.17%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
CHARTER/SM/ SMALL CAP VALUE (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $307.45           --                   --             --       42.72%
      Highest contract charge 0.90% Class B   $269.39           --                   --             --       41.44%
      All contract charges                         --           69             $ 20,126           0.55%         --
2012  Lowest contract charge 0.00% Class B    $215.42           --                   --             --       16.77%
      Highest contract charge 0.90% Class B   $190.46           --                   --             --       15.72%
      All contract charges                         --           73             $ 14,727           0.59%         --
2011  Lowest contract charge 0.00% Class B    $184.48           --                   --             --       (9.02)%
      Highest contract charge 0.90% Class B   $164.59           --                   --             --       (9.83)%
      All contract charges                         --           80             $ 13,785           0.16%         --
EQ/BLACKROCK BASIC VALUE EQUITY
2015  Lowest contract charge 0.00% Class A    $307.19           --                   --             --       (6.15)%
      Highest contract charge 0.60% Class A   $285.38           --                   --             --       (6.71)%
      All contract charges                         --          242             $ 36,247           1.28%         --
2014  Lowest contract charge 0.00% Class A    $327.32           --                   --             --        9.71%
      Highest contract charge 0.60% Class A   $305.92           --                   --             --        9.05%
      All contract charges                         --          227             $ 40,401           1.07%         --
2013  Lowest contract charge 0.00% Class A    $298.36           --                   --             --       37.75%
      Highest contract charge 0.60% Class A   $280.54           --                   --             --       36.92%
      All contract charges                         --          210             $ 38,163           1.61%         --
2012  Lowest contract charge 0.00% Class A    $216.60           --                   --             --       13.64%
      Highest contract charge 0.60% Class A   $204.89           --                   --             --       12.95%
      All contract charges                         --          204             $ 29,351           1.45%         --
2011  Lowest contract charge 0.00% Class A    $190.61           --                   --             --       (2.86)%
      Highest contract charge 0.60% Class A   $181.40           --                   --             --       (3.44)%
      All contract charges                         --          203             $ 27,534           1.27%         --
EQ/BLACKROCK BASIC VALUE EQUITY
2015  Lowest contract charge 0.00% Class B    $404.30           --                   --             --       (6.15)%
      Highest contract charge 0.90% Class B   $341.52           --                   --             --       (6.99)%
      All contract charges                         --          436             $158,529           1.28%         --
2014  Lowest contract charge 0.00% Class B    $430.79           --                   --             --        9.70%
      Highest contract charge 0.90% Class B   $367.20           --                   --             --        8.72%
      All contract charges                         --          463             $179,873           1.07%         --
2013  Lowest contract charge 0.00% Class B    $392.69           --                   --             --       37.73%
      Highest contract charge 0.90% Class B   $337.76           --                   --             --       36.49%
      All contract charges                         --          485             $172,038           1.61%         --
2012  Lowest contract charge 0.00% Class B    $285.11           --                   --             --       13.63%
      Highest contract charge 0.90% Class B   $247.46           --                   --             --       12.61%
      All contract charges                         --          514             $132,813           1.45%         --
2011  Lowest contract charge 0.00% Class B    $250.90           --                   --             --       (3.10)%
      Highest contract charge 0.90% Class B   $219.75           --                   --             --       (3.98)%
      All contract charges                         --          604             $138,637           1.27%         --
EQ/BOSTON ADVISORS EQUITY INCOME
2015  Lowest contract charge 0.00% Class A    $143.34           --                   --             --       (1.70)%
      Highest contract charge 0.90% Class A   $132.50           --                   --             --       (2.59)%
      All contract charges                         --           33             $  4,517           1.55%         --
2014  Lowest contract charge 0.00% Class A    $145.82           --                   --             --        8.67%
      Highest contract charge 0.90% Class A   $136.02           --                   --             --        7.70%
      All contract charges                         --           37             $  5,222           1.56%         --
2013  Lowest contract charge 0.00% Class A    $134.19           --                   --             --       31.75%
      Highest contract charge 0.90% Class A   $126.30           --                   --             --       30.56%
      All contract charges                         --           45             $  5,916           1.94%         --
2012  Lowest contract charge 0.00% Class A    $101.85           --                   --             --       17.73%
      Highest contract charge 0.90% Class A   $ 96.74           --                   --             --       16.68%
      All contract charges                         --           56             $  5,501           2.23%         --
2011  Lowest contract charge 0.00% Class A    $ 86.51           --                   --             --       (0.15)%
      Highest contract charge 0.90% Class A   $ 82.91           --                   --             --       (1.05)%
      All contract charges                         --           50             $  4,192           2.15%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/BOSTON ADVISORS EQUITY INCOME
2015  Lowest contract charge 0.00% Class B    $ 197.51         --                    --             --       (1.70)%
      Highest contract charge 0.60% Class B   $ 134.44         --                    --             --       (2.29)%
      All contract charges                          --         79               $14,262           1.55%         --
2014  Lowest contract charge 0.00% Class B    $ 200.93         --                    --             --        8.67%
      Highest contract charge 0.60% Class B   $ 137.59         --                    --             --        8.02%
      All contract charges                          --         82               $15,156           1.56%         --
2013  Lowest contract charge 0.00% Class B    $ 184.90         --                    --             --       31.75%
      Highest contract charge 0.60% Class B   $ 127.38         --                    --             --       30.97%
      All contract charges                          --         82               $13,916           1.94%         --
2012  Lowest contract charge 0.00% Class B    $ 140.34         --                    --             --       17.73%
      Highest contract charge 0.60% Class B   $  97.26         --                    --             --       17.03%
      All contract charges                          --         84               $11,002           2.23%         --
2011  Lowest contract charge 0.00% Class B    $ 119.20         --                    --             --       (0.39)%
      Highest contract charge 0.60% Class B   $  83.11         --                    --             --       (0.99)%
      All contract charges                          --         70               $ 7,794           2.15%         --
EQ/CALVERT SOCIALLY RESPONSIBLE
2015  Lowest contract charge 0.00% Class A    $ 258.91         --                    --             --        0.47%
      Highest contract charge 0.00% Class A   $ 258.91         --                    --             --        0.47%
      All contract charges                          --          1               $   216           1.07%         --
2014  Lowest contract charge 0.00% Class A    $ 257.71         --                    --             --       13.61%
      Highest contract charge 0.00% Class A   $ 257.71         --                    --             --       13.61%
      All contract charges                          --          1               $   177           0.84%         --
2013  Lowest contract charge 0.00% Class A    $ 226.84         --                    --             --       34.33%
      Highest contract charge 0.00% Class A   $ 226.84         --                    --             --       34.33%
      All contract charges                          --          1               $   164           0.78%         --
2012  Lowest contract charge 0.00% Class A    $ 168.87         --                    --             --       16.74%
      Highest contract charge 0.00% Class A   $ 168.87         --                    --             --       16.74%
      All contract charges                          --          1               $   102           1.03%         --
2011  Lowest contract charge 0.00% Class A    $ 144.65         --                    --             --        0.52%
      Highest contract charge 0.00% Class A   $ 144.65         --                    --             --        0.52%
      All contract charges                          --         --               $    61           0.42%         --
EQ/CALVERT SOCIALLY RESPONSIBLE
2015  Lowest contract charge 0.00% Class B    $ 162.21         --                    --             --        0.48%
      Highest contract charge 0.90% Class B   $ 139.88         --                    --             --       (0.43)%
      All contract charges                          --         11               $ 1,624           1.07%         --
2014  Lowest contract charge 0.00% Class B    $ 161.44         --                    --             --       13.61%
      Highest contract charge 0.80% Class B   $ 142.67         --                    --             --       12.70%
      All contract charges                          --          9               $ 1,403           0.84%         --
2013  Lowest contract charge 0.00% Class B    $ 142.10         --                    --             --       34.33%
      Highest contract charge 0.80% Class B   $ 126.59         --                    --             --       33.25%
      All contract charges                          --          7               $ 1,016           0.78%         --
2012  Lowest contract charge 0.00% Class B    $ 105.78         --                    --             --       16.73%
      Highest contract charge 0.80% Class B   $  95.00         --                    --             --       15.81%
      All contract charges                          --          8               $   826           1.03%         --
2011  Lowest contract charge 0.00% Class B    $  90.62         --                    --             --        0.28%
      Highest contract charge 0.90% Class B   $  81.02         --                    --             --       (0.63)%
      All contract charges                          --          7               $   609           0.42%         --
EQ/CAPITAL GUARDIAN RESEARCH
2015  Lowest contract charge 0.00% Class A    $ 326.03         --                    --             --        1.91%
      Highest contract charge 0.60% Class A   $ 206.84         --                    --             --        1.30%
      All contract charges                          --         62               $14,705           0.59%         --
2014  Lowest contract charge 0.00% Class A    $ 319.92         --                    --             --       10.51%
      Highest contract charge 0.60% Class A   $ 204.19         --                    --             --        9.85%
      All contract charges                          --         62               $15,531           0.70%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $289.49            --                   --            --       31.79%
      Highest contract charge 0.60% Class A   $185.88            --                   --            --       31.00%
      All contract charges                         --            68           $   15,218          1.47%         --
2012  Lowest contract charge 0.00% Class A    $219.66            --                   --            --       17.41%
      Highest contract charge 0.60% Class A   $141.89            --                   --            --       16.70%
      All contract charges                         --            66           $   11,802          0.90%         --
2011  Lowest contract charge 0.00% Class A    $187.09            --                   --            --        4.26%
      Highest contract charge 0.60% Class A   $121.59            --                   --            --        3.64%
      All contract charges                         --            65           $   10,218          0.74%         --
EQ/CAPITAL GUARDIAN RESEARCH
2015  Lowest contract charge 0.00% Class B    $247.65            --                   --            --        1.91%
      Highest contract charge 0.90% Class B   $213.65            --                   --            --        1.00%
      All contract charges                         --           417           $   94,238          0.59%         --
2014  Lowest contract charge 0.00% Class B    $243.01            --                   --            --       10.51%
      Highest contract charge 0.90% Class B   $211.54            --                   --            --        9.52%
      All contract charges                         --           419           $   93,222          0.70%         --
2013  Lowest contract charge 0.00% Class B    $219.89            --                   --            --       31.77%
      Highest contract charge 0.90% Class B   $193.16            --                   --            --       30.58%
      All contract charges                         --           468           $   94,736          1.47%         --
2012  Lowest contract charge 0.00% Class B    $166.88            --                   --            --       17.41%
      Highest contract charge 0.90% Class B   $147.92            --                   --            --       16.34%
      All contract charges                         --           496           $   76,677          0.90%         --
2011  Lowest contract charge 0.00% Class B    $142.14            --                   --            --        4.00%
      Highest contract charge 0.90% Class B   $127.14            --                   --            --        3.07%
      All contract charges                         --           548           $   72,714          0.74%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.00% Class A    $534.69            --                   --            --       (0.05)%
      Highest contract charge 0.90% Class A   $554.08            --                   --            --       (0.95)%
      All contract charges                         --         1,448           $1,330,558          1.37%         --
2014  Lowest contract charge 0.00% Class A    $534.98            --                   --            --       12.05%
      Highest contract charge 0.90% Class A   $559.42            --                   --            --       11.05%
      All contract charges                         --         1,467           $1,441,799          1.24%         --
2013  Lowest contract charge 0.00% Class A    $477.43            --                   --            --       32.47%
      Highest contract charge 0.90% Class A   $503.77            --                   --            --       31.28%
      All contract charges                         --         1,573           $1,403,125          1.29%         --
2012  Lowest contract charge 0.00% Class A    $360.41            --                   --            --       15.60%
      Highest contract charge 0.90% Class A   $383.74            --                   --            --       14.55%
      All contract charges                         --         1,722           $1,173,665          1.55%         --
2011  Lowest contract charge 0.00% Class A    $311.78            --                   --            --        0.78%
      Highest contract charge 0.90% Class A   $334.99            --                   --            --       (0.13)%
      All contract charges                         --         1,883           $1,134,175          1.45%         --
EQ/COMMON STOCK INDEX
2015  Lowest contract charge 0.00% Class B    $166.98            --                   --            --       (0.05)%
      Highest contract charge 0.60% Class B   $182.07            --                   --            --       (0.65)%
      All contract charges                         --         1,016           $  181,517          1.37%         --
2014  Lowest contract charge 0.00% Class B    $167.07            --                   --            --       12.05%
      Highest contract charge 0.60% Class B   $183.27            --                   --            --       11.38%
      All contract charges                         --         1,060           $  191,161          1.24%         --
2013  Lowest contract charge 0.00% Class B    $149.10            --                   --            --       32.47%
      Highest contract charge 0.60% Class B   $164.54            --                   --            --       31.67%
      All contract charges                         --         1,115           $  180,697          1.29%         --
2012  Lowest contract charge 0.00% Class B    $112.55            --                   --            --       15.59%
      Highest contract charge 0.60% Class B   $124.96            --                   --            --       14.90%
      All contract charges                         --         1,185           $  146,090          1.55%         --
2011  Lowest contract charge 0.00% Class B    $ 97.37            --                   --            --        0.54%
      Highest contract charge 0.60% Class B   $108.76            --                   --            --       (0.06)%
      All contract charges                         --         1,270           $  136,452          1.45%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/CORE BOND INDEX
2015  Lowest contract charge 0.00% Class A    $ 133.51           --                  --             --        0.44%
      Highest contract charge 0.90% Class A   $ 122.87           --                  --             --       (0.47)%
      All contract charges                          --          207            $ 29,322           1.49%         --
2014  Lowest contract charge 0.00% Class A    $ 132.93           --                  --             --        2.41%
      Highest contract charge 0.90% Class A   $ 123.45           --                  --             --        1.50%
      All contract charges                          --          219            $ 30,635           1.31%         --
2013  Lowest contract charge 0.00% Class A    $ 129.80           --                  --             --       (1.58)%
      Highest contract charge 0.90% Class A   $ 121.63           --                  --             --       (2.48)%
      All contract charges                          --          231            $ 31,506           1.17%         --
2012  Lowest contract charge 0.00% Class A    $ 131.89           --                  --             --        3.16%
      Highest contract charge 0.90% Class A   $ 124.72           --                  --             --        2.23%
      All contract charges                          --          250            $ 34,953           1.45%         --
2011  Lowest contract charge 0.00% Class A    $ 127.85           --                  --             --        5.06%
      Highest contract charge 0.90% Class A   $ 122.00           --                  --             --        4.12%
      All contract charges                          --          260            $ 35,436           2.03%         --
EQ/CORE BOND INDEX
2015  Lowest contract charge 0.00% Class B    $ 138.72           --                  --             --        0.44%
      Highest contract charge 0.60% Class B   $ 156.34           --                  --             --       (0.17)%
      All contract charges                          --          157            $ 23,116           1.49%         --
2014  Lowest contract charge 0.00% Class B    $ 138.11           --                  --             --        2.41%
      Highest contract charge 0.60% Class B   $ 156.60           --                  --             --        1.80%
      All contract charges                          --          151            $ 22,367           1.31%         --
2013  Lowest contract charge 0.00% Class B    $ 134.86           --                  --             --       (1.59)%
      Highest contract charge 0.60% Class B   $ 153.83           --                  --             --       (2.18)%
      All contract charges                          --          150            $ 21,831           1.17%         --
2012  Lowest contract charge 0.00% Class B    $ 137.04           --                  --             --        3.16%
      Highest contract charge 0.60% Class B   $ 157.26           --                  --             --        2.54%
      All contract charges                          --          135            $ 20,043           1.45%         --
2011  Lowest contract charge 0.00% Class B    $ 132.84           --                  --             --        4.80%
      Highest contract charge 0.60% Class B   $ 153.36           --                  --             --        4.17%
      All contract charges                          --          129            $ 18,727           2.03%         --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.00% Class A    $ 607.76           --                  --             --        0.80%
      Highest contract charge 0.90% Class A   $ 504.12           --                  --             --       (0.11)%
      All contract charges                          --        1,399            $519,057           1.61%         --
2014  Lowest contract charge 0.00% Class A    $ 602.94           --                  --             --       12.98%
      Highest contract charge 0.90% Class A   $ 504.66           --                  --             --       11.96%
      All contract charges                          --        1,320            $556,228           1.39%         --
2013  Lowest contract charge 0.00% Class A    $ 533.69           --                  --             --       31.51%
      Highest contract charge 0.90% Class A   $ 450.76           --                  --             --       30.33%
      All contract charges                          --        1,173            $536,839           1.48%         --
2012  Lowest contract charge 0.00% Class A    $ 405.81           --                  --             --       15.23%
      Highest contract charge 0.90% Class A   $ 345.86           --                  --             --       14.19%
      All contract charges                          --        1,232            $439,198           1.70%         --
2011  Lowest contract charge 0.00% Class A    $ 352.17           --                  --             --        1.77%
      Highest contract charge 0.90% Class A   $ 302.87           --                  --             --        0.85%
      All contract charges                          --        1,247            $396,873           1.66%         --
EQ/EQUITY 500 INDEX
2015  Lowest contract charge 0.00% Class B    $ 183.95           --                  --             --        0.79%
      Highest contract charge 0.60% Class B   $ 171.99           --                  --             --        0.19%
      All contract charges                          --        1,073            $191,053           1.61%         --
2014  Lowest contract charge 0.00% Class B    $ 182.51           --                  --             --       12.97%
      Highest contract charge 0.60% Class B   $ 171.67           --                  --             --       12.30%
      All contract charges                          --        1,056            $186,511           1.39%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/EQUITY 500 INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $161.55            --                  --             --       31.51%
      Highest contract charge 0.60% Class B   $152.87            --                  --             --       30.73%
      All contract charges                         --         1,016            $158,969           1.48%         --
2012  Lowest contract charge 0.00% Class B    $122.84            --                  --             --       15.23%
      Highest contract charge 0.60% Class B   $116.94            --                  --             --       14.53%
      All contract charges                         --           977            $116,149           1.70%         --
2011  Lowest contract charge 0.00% Class B    $106.60            --                  --             --        1.51%
      Highest contract charge 0.60% Class B   $102.10            --                  --             --        0.91%
      All contract charges                         --           977            $100,915           1.66%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2015  Lowest contract charge 0.00% Class A    $130.42            --                  --             --        2.63%
      Highest contract charge 0.00% Class A   $130.42            --                  --             --        2.63%
      All contract charges                         --            21            $    699           0.00%         --
2014  Lowest contract charge 0.00% Class A    $127.08            --                  --             --        1.64%
      Highest contract charge 0.00% Class A   $127.08            --                  --             --        1.64%
      All contract charges                         --            17            $    633           0.00%         --
2013  Lowest contract charge 0.00% Class A    $125.03            --                  --             --       10.98%
      Highest contract charge 0.00% Class A   $125.03            --                  --             --       10.98%
      All contract charges                         --            16            $    849           0.42%         --
2012  Lowest contract charge 0.00% Class A    $112.66            --                  --             --        5.25%
      Highest contract charge 0.00% Class A   $112.66            --                  --             --        5.25%
      All contract charges                         --             9            $    561           0.00%         --
2011  Lowest contract charge 0.00% Class A    $107.04            --                  --             --        1.60%
      Highest contract charge 0.00% Class A   $107.04            --                  --             --        1.60%
      All contract charges                         --             9            $    922           0.22%         --
EQ/GAMCO MERGERS AND ACQUISITIONS
2015  Lowest contract charge 0.00% Class B    $167.33            --                  --             --        2.62%
      Highest contract charge 0.90% Class B   $124.01            --                  --             --        1.70%
      All contract charges                         --            96            $ 13,717           0.00%         --
2014  Lowest contract charge 0.00% Class B    $163.06            --                  --             --        1.64%
      Highest contract charge 0.90% Class B   $121.94            --                  --             --        0.73%
      All contract charges                         --            96            $ 13,401           0.00%         --
2013  Lowest contract charge 0.00% Class B    $160.43            --                  --             --       10.98%
      Highest contract charge 0.90% Class B   $121.06            --                  --             --        9.99%
      All contract charges                         --            86            $ 11,645           0.42%         --
2012  Lowest contract charge 0.00% Class B    $144.55            --                  --             --        5.25%
      Highest contract charge 0.90% Class B   $110.07            --                  --             --        4.29%
      All contract charges                         --            96            $ 11,453           0.00%         --
2011  Lowest contract charge 0.00% Class B    $137.34            --                  --             --        1.35%
      Highest contract charge 0.90% Class B   $105.54            --                  --             --        0.44%
      All contract charges                         --           101            $ 11,469           0.22%         --
EQ/GAMCO SMALL COMPANY VALUE
2015  Lowest contract charge 0.00% Class A    $175.04            --                  --             --       (5.70)%
      Highest contract charge 0.00% Class A   $175.04            --                  --             --       (5.70)%
      All contract charges                         --           156            $  4,668           0.53%         --
2014  Lowest contract charge 0.00% Class A    $185.62            --                  --             --        3.07%
      Highest contract charge 0.00% Class A   $185.62            --                  --             --        3.07%
      All contract charges                         --           105            $  4,528           0.28%         --
2013  Lowest contract charge 0.00% Class A    $180.09            --                  --             --       39.12%
      Highest contract charge 0.00% Class A   $180.09            --                  --             --       39.12%
      All contract charges                         --            63            $  3,445           0.28%         --
2012  Lowest contract charge 0.00% Class A    $129.45            --                  --             --       17.84%
      Highest contract charge 0.00% Class A   $129.45            --                  --             --       17.84%
      All contract charges                         --            32            $  1,742           1.26%         --
2011  Lowest contract charge 0.00% Class A    $109.85            --                  --             --       (3.25)%
      Highest contract charge 0.00% Class A   $109.85            --                  --             --       (3.25)%
      All contract charges                         --            46            $  3,385           0.08%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/GAMCO SMALL COMPANY VALUE
2015  Lowest contract charge 0.00% Class B    $307.85           --                   --             --       (5.70)%
      Highest contract charge 0.90% Class B   $185.87           --                   --             --       (6.55)%
      All contract charges                         --          566             $139,280           0.53%         --
2014  Lowest contract charge 0.00% Class B    $326.46           --                   --             --        3.07%
      Highest contract charge 0.90% Class B   $198.90           --                   --             --        2.14%
      All contract charges                         --          591             $151,989           0.28%         --
2013  Lowest contract charge 0.00% Class B    $316.74           --                   --             --       39.11%
      Highest contract charge 0.90% Class B   $194.73           --                   --             --       37.86%
      All contract charges                         --          613             $150,594           0.28%         --
2012  Lowest contract charge 0.00% Class B    $227.69           --                   --             --       17.85%
      Highest contract charge 0.90% Class B   $141.25           --                   --             --       16.78%
      All contract charges                         --          586             $103,111           1.26%         --
2011  Lowest contract charge 0.00% Class B    $193.20           --                   --             --       (3.49)%
      Highest contract charge 0.90% Class B   $120.95           --                   --             --       (4.36)%
      All contract charges                         --          589             $ 86,433           0.08%         --
EQ/GLOBAL BOND PLUS
2015  Lowest contract charge 0.00% Class A    $137.20           --                   --             --       (3.80)%
      Highest contract charge 0.90% Class A   $118.77           --                   --             --       (4.66)%
      All contract charges                         --           93             $  8,563           0.04%         --
2014  Lowest contract charge 0.00% Class A    $142.62           --                   --             --        0.88%
      Highest contract charge 0.90% Class A   $124.58           --                   --             --       (0.02)%
      All contract charges                         --          100             $ 11,375           0.67%         --
2013  Lowest contract charge 0.00% Class A    $141.37           --                   --             --       (2.56)%
      Highest contract charge 0.90% Class A   $124.61           --                   --             --       (3.44)%
      All contract charges                         --          103             $ 12,060           0.01%         --
2012  Lowest contract charge 0.00% Class A    $145.08           --                   --             --        3.76%
      Highest contract charge 0.90% Class A   $129.05           --                   --             --        2.83%
      All contract charges                         --          114             $ 14,379           1.45%         --
2011  Lowest contract charge 0.00% Class A    $139.82           --                   --             --        4.63%
      Highest contract charge 0.90% Class A   $125.50           --                   --             --        3.69%
      All contract charges                         --          117             $ 15,161           2.50%         --
EQ/GLOBAL BOND PLUS
2015  Lowest contract charge 0.00% Class B    $130.75           --                   --             --       (3.80)%
      Highest contract charge 0.60% Class B   $120.50           --                   --             --       (4.38)%
      All contract charges                         --           66             $  8,457           0.04%         --
2014  Lowest contract charge 0.00% Class B    $135.92           --                   --             --        0.89%
      Highest contract charge 0.60% Class B   $126.02           --                   --             --        0.29%
      All contract charges                         --           67             $  8,941           0.67%         --
2013  Lowest contract charge 0.00% Class B    $134.72           --                   --             --       (2.51)%
      Highest contract charge 0.60% Class B   $125.66           --                   --             --       (3.10)%
      All contract charges                         --           68             $  8,897           0.01%         --
2012  Lowest contract charge 0.00% Class B    $138.19           --                   --             --        3.72%
      Highest contract charge 0.60% Class B   $129.68           --                   --             --        3.10%
      All contract charges                         --           65             $  8,798           1.45%         --
2011  Lowest contract charge 0.00% Class B    $133.23           --                   --             --        4.40%
      Highest contract charge 0.60% Class B   $125.78           --                   --             --        3.77%
      All contract charges                         --           65             $  8,465           2.50%         --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.00% Class A    $233.88           --                   --             --        0.43%
      Highest contract charge 0.90% Class A   $201.98           --                   --             --       (0.47)%
      All contract charges                         --          323             $ 65,486           0.60%         --
2014  Lowest contract charge 0.00% Class A    $232.88           --                   --             --        1.53%
      Highest contract charge 0.90% Class A   $202.94           --                   --             --        0.62%
      All contract charges                         --          318             $ 65,987           0.40%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $229.37            --                  --             --        (1.64)%
      Highest contract charge 0.90% Class A   $201.69            --                  --             --        (2.53)%
      All contract charges                         --           320            $ 68,033           0.21%          --
2012  Lowest contract charge 0.00% Class A    $233.19            --                  --             --         0.97%
      Highest contract charge 0.90% Class A   $206.92            --                  --             --         0.06%
      All contract charges                         --           338            $ 72,995           0.24%          --
2011  Lowest contract charge 0.00% Class A    $230.94            --                  --             --         5.56%
      Highest contract charge 0.90% Class A   $206.79            --                  --             --         4.61%
      All contract charges                         --           338            $ 77,711           0.57%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2015  Lowest contract charge 0.00% Class B    $167.94            --                  --             --         0.42%
      Highest contract charge 0.60% Class B   $151.91            --                  --             --        (0.18)%
      All contract charges                         --           120            $ 18,638           0.60%          --
2014  Lowest contract charge 0.00% Class B    $167.23            --                  --             --         1.54%
      Highest contract charge 0.60% Class B   $152.18            --                  --             --         0.93%
      All contract charges                         --           125            $ 19,156           0.40%          --
2013  Lowest contract charge 0.00% Class B    $164.70            --                  --             --        (1.64)%
      Highest contract charge 0.60% Class B   $150.78            --                  --             --        (2.24)%
      All contract charges                         --           136            $ 20,907           0.21%          --
2012  Lowest contract charge 0.00% Class B    $167.45            --                  --             --         0.98%
      Highest contract charge 0.60% Class B   $154.23            --                  --             --         0.37%
      All contract charges                         --           141            $ 21,902           0.24%          --
2011  Lowest contract charge 0.00% Class B    $165.83            --                  --             --         5.30%
      Highest contract charge 0.60% Class B   $153.66            --                  --             --         4.67%
      All contract charges                         --           147            $ 22,715           0.57%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.00% Class A    $186.71            --                  --             --        (2.14)%
      Highest contract charge 0.90% Class A   $154.77            --                  --             --        (3.02)%
      All contract charges                         --         1,506            $232,186           2.32%          --
2014  Lowest contract charge 0.00% Class A    $190.79            --                  --             --        (6.90)%
      Highest contract charge 0.90% Class A   $159.59            --                  --             --        (7.74)%
      All contract charges                         --         1,507            $254,494           2.97%          --
2013  Lowest contract charge 0.00% Class A    $204.93            --                  --             --        21.47%
      Highest contract charge 0.90% Class A   $172.97            --                  --             --        20.38%
      All contract charges                         --         1,613            $295,783           2.22%          --
2012  Lowest contract charge 0.00% Class A    $168.71            --                  --             --        16.27%
      Highest contract charge 0.90% Class A   $143.69            --                  --             --        15.22%
      All contract charges                         --         1,765            $269,148           2.95%          --
2011  Lowest contract charge 0.00% Class A    $145.10            --                  --             --       (11.98)%
      Highest contract charge 0.90% Class A   $124.71            --                  --             --       (12.77)%
      All contract charges                         --         2,078            $275,646           2.92%          --
EQ/INTERNATIONAL EQUITY INDEX
2015  Lowest contract charge 0.00% Class B    $127.47            --                  --             --        (2.13)%
      Highest contract charge 0.90% Class B   $113.94            --                  --             --        (3.02)%
      All contract charges                         --           424            $ 52,585           2.32%          --
2014  Lowest contract charge 0.00% Class B    $130.25            --                  --             --        (6.90)%
      Highest contract charge 0.90% Class B   $117.49            --                  --             --        (7.74)%
      All contract charges                         --           414            $ 52,708           2.97%          --
2013  Lowest contract charge 0.00% Class B    $139.91            --                  --             --        21.47%
      Highest contract charge 0.90% Class B   $127.34            --                  --             --        20.38%
      All contract charges                         --           414            $ 56,742           2.22%          --
2012  Lowest contract charge 0.00% Class B    $115.18            --                  --             --        16.27%
      Highest contract charge 0.90% Class B   $105.78            --                  --             --        15.22%
      All contract charges                         --           424            $ 47,958           2.95%          --
2011  Lowest contract charge 0.00% Class B    $ 99.06            --                  --             --       (12.20)%
      Highest contract charge 0.90% Class B   $ 91.81            --                  --             --       (12.98)%
      All contract charges                         --           446            $ 43,556           2.92%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/INVESCO COMSTOCK (E)
2015  Lowest contract charge 0.00% Class A    $139.54            --                  --             --       (6.19)%
      Highest contract charge 0.90% Class A   $128.99            --                  --             --       (7.03)%
      All contract charges                         --           100             $12,263           2.18%         --
2014  Lowest contract charge 0.00% Class A    $148.75            --                  --             --        8.92%
      Highest contract charge 0.90% Class A   $138.74            --                  --             --        7.94%
      All contract charges                         --           101             $13,086           1.88%         --
2013  Lowest contract charge 0.00% Class A    $136.57            --                  --             --       35.08%
      Highest contract charge 0.90% Class A   $128.54            --                  --             --       33.87%
      All contract charges                         --            37             $ 4,854           4.83%         --
2012  Lowest contract charge 0.00% Class A    $101.10            --                  --             --       18.43%
      Highest contract charge 0.90% Class A   $ 96.02            --                  --             --       17.36%
      All contract charges                         --            28             $ 2,765           1.26%         --
2011  Lowest contract charge 0.00% Class A    $ 85.37            --                  --             --       (1.74)%
      Highest contract charge 0.90% Class A   $ 81.82            --                  --             --       (2.62)%
      All contract charges                         --            30             $ 2,522           1.50%         --
EQ/INVESCO COMSTOCK(E)
2015  Lowest contract charge 0.00% Class B    $177.64            --                  --             --       (6.19)%
      Highest contract charge 0.60% Class B   $130.81            --                  --             --       (6.75)%
      All contract charges                         --            71             $11,678           2.18%         --
2014  Lowest contract charge 0.00% Class B    $189.36            --                  --             --        8.92%
      Highest contract charge 0.60% Class B   $140.28            --                  --             --        8.26%
      All contract charges                         --            69             $12,100           1.88%         --
2013  Lowest contract charge 0.00% Class B    $173.86            --                  --             --       35.04%
      Highest contract charge 0.60% Class B   $129.58            --                  --             --       34.22%
      All contract charges                         --            34             $ 5,480           4.83%         --
2012  Lowest contract charge 0.00% Class B    $128.75            --                  --             --       18.42%
      Highest contract charge 0.60% Class B   $ 96.54            --                  --             --       17.72%
      All contract charges                         --            26             $ 3,084           1.26%         --
2011  Lowest contract charge 0.00% Class B    $108.72            --                  --             --       (1.99)%
      Highest contract charge 0.60% Class B   $ 82.01            --                  --             --       (2.58)%
      All contract charges                         --            28             $ 2,896           1.50%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2015  Lowest contract charge 0.00% Class A    $289.59            --                  --             --       (2.25)%
      Highest contract charge 0.00% Class A   $289.59            --                  --             --       (2.25)%
      All contract charges                         --            30             $ 2,225           0.70%         --
2014  Lowest contract charge 0.00% Class A    $296.27            --                  --             --       14.37%
      Highest contract charge 0.00% Class A   $296.27            --                  --             --       14.37%
      All contract charges                         --            21             $ 1,687           1.08%         --
2013  Lowest contract charge 0.00% Class A    $259.04            --                  --             --       35.80%
      Highest contract charge 0.00% Class A   $259.04            --                  --             --       35.80%
      All contract charges                         --        14$                  1,248           2.02%         --
2012  Lowest contract charge 0.00% Class A    $190.75            --                  --             --       16.06%
      Highest contract charge 0.00% Class A   $190.75            --                  --             --       16.06%
      All contract charges                         --            11             $ 1,238           0.94%         --
2011  Lowest contract charge 0.00% Class A    $164.36            --                  --             --       (4.99)%
      Highest contract charge 0.00% Class A   $164.36            --                  --             --       (4.99)%
      All contract charges                         --            11             $ 1,436           1.04%         --
EQ/JPMORGAN VALUE OPPORTUNITIES
2015  Lowest contract charge 0.00% Class B    $270.42            --                  --             --       (2.28)%
      Highest contract charge 0.90% Class B   $228.43            --                  --             --       (3.16)%
      All contract charges                         --           121             $29,513           0.70%         --
2014  Lowest contract charge 0.00% Class B    $276.74            --                  --             --       14.38%
      Highest contract charge 0.90% Class B   $235.89            --                  --             --       13.35%
      All contract charges                         --           124             $30,663           1.08%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $241.95            --                  --             --       35.78%
      Highest contract charge 0.90% Class B   $208.11            --                  --             --       34.57%
      All contract charges                         --           127            $ 27,606           2.02%         --
2012  Lowest contract charge 0.00% Class B    $178.19            --                  --             --       16.05%
      Highest contract charge 0.90% Class B   $154.65            --                  --             --       15.00%
      All contract charges                         --           131            $ 21,061           0.94%         --
2011  Lowest contract charge 0.00% Class B    $153.55            --                  --             --       (5.23)%
      Highest contract charge 0.90% Class B   $134.48            --                  --             --       (6.08)%
      All contract charges                         --           150            $ 20,928           1.04%         --
EQ/LARGE CAP GROWTH INDEX
2015  Lowest contract charge 0.00% Class A    $329.10            --                  --             --        4.86%
      Highest contract charge 0.60% Class A   $220.46            --                  --             --        4.23%
      All contract charges                         --            77            $ 16,461           0.87%         --
2014  Lowest contract charge 0.00% Class A    $313.85            --                  --             --       12.24%
      Highest contract charge 0.60% Class A   $211.51            --                  --             --       11.57%
      All contract charges                         --            67            $ 15,886           0.91%         --
2013  Lowest contract charge 0.00% Class A    $279.62            --                  --             --       32.50%
      Highest contract charge 0.60% Class A   $189.58            --                  --             --       31.70%
      All contract charges                         --            66            $ 14,826           0.96%         --
2012  Lowest contract charge 0.00% Class A    $211.04            --                  --             --       14.73%
      Highest contract charge 0.60% Class A   $143.95            --                  --             --       14.04%
      All contract charges                         --            65            $ 11,617           1.19%         --
2011  Lowest contract charge 0.00% Class A    $183.95            --                  --             --        2.61%
      Highest contract charge 0.60% Class A   $126.23            --                  --             --        2.00%
      All contract charges                         --            60            $ 10,327           0.91%         --
EQ/LARGE CAP GROWTH INDEX
2015  Lowest contract charge 0.00% Class B    $163.77            --                  --             --        4.87%
      Highest contract charge 0.90% Class B   $140.97            --                  --             --        3.92%
      All contract charges                         --           764            $114,945           0.87%         --
2014  Lowest contract charge 0.00% Class B    $156.17            --                  --             --       12.24%
      Highest contract charge 0.90% Class B   $135.65            --                  --             --       11.22%
      All contract charges                         --           805            $115,779           0.91%         --
2013  Lowest contract charge 0.00% Class B    $139.14            --                  --             --       32.49%
      Highest contract charge 0.90% Class B   $121.96            --                  --             --       31.30%
      All contract charges                         --           883            $113,856           0.96%         --
2012  Lowest contract charge 0.00% Class B    $105.02            --                  --             --       14.73%
      Highest contract charge 0.90% Class B   $ 92.89            --                  --             --       13.70%
      All contract charges                         --           967            $ 94,644           1.19%         --
2011  Lowest contract charge 0.00% Class B    $ 91.54            --                  --             --        2.35%
      Highest contract charge 0.90% Class B   $ 81.70            --                  --             --        1.43%
      All contract charges                         --         1,040            $ 89,012           0.91%         --
EQ/LARGE CAP VALUE INDEX
2015  Lowest contract charge 0.00% Class A    $ 90.64            --                  --             --       (4.43)%
      Highest contract charge 0.90% Class A   $ 83.78            --                  --             --       (5.29)%
      All contract charges                         --           114            $ 10,014           1.96%         --
2014  Lowest contract charge 0.00% Class A    $ 94.84            --                  --             --       12.62%
      Highest contract charge 0.90% Class A   $ 88.46            --                  --             --       11.61%
      All contract charges                         --           112            $ 10,362           1.62%         --
2013  Lowest contract charge 0.00% Class A    $ 84.21            --                  --             --       31.60%
      Highest contract charge 0.90% Class A   $ 79.26            --                  --             --       30.40%
      All contract charges                         --           101            $  8,239           1.56%         --
2012  Lowest contract charge 0.00% Class A    $ 63.99            --                  --             --       16.60%
      Highest contract charge 0.90% Class A   $ 60.78            --                  --             --       15.55%
      All contract charges                         --           104            $  6,437           1.95%         --
2011  Lowest contract charge 0.00% Class A    $ 54.88            --                  --             --       (0.09)%
      Highest contract charge 0.90% Class A   $ 52.60            --                  --             --       (0.98)%
      All contract charges                         --           110            $  5,896           2.12%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/LARGE CAP VALUE INDEX
2015  Lowest contract charge 0.00% Class B    $104.41           --                   --             --        (4.43)%
      Highest contract charge 0.60% Class B   $ 85.02           --                   --             --        (5.01)%
      All contract charges                         --           97              $ 9,549           1.96%          --
2014  Lowest contract charge 0.00% Class B    $109.25           --                   --             --        12.63%
      Highest contract charge 0.60% Class B   $ 89.50           --                   --             --        11.96%
      All contract charges                         --           84              $ 8,774           1.62%          --
2013  Lowest contract charge 0.00% Class B    $ 97.00           --                   --             --        31.58%
      Highest contract charge 0.60% Class B   $ 79.94           --                   --             --        30.79%
      All contract charges                         --           76              $ 6,961           1.56%          --
2012  Lowest contract charge 0.00% Class B    $ 73.72           --                   --             --        16.59%
      Highest contract charge 0.60% Class B   $ 61.12           --                   --             --        15.89%
      All contract charges                         --           67              $ 4,746           1.95%          --
2011  Lowest contract charge 0.00% Class B    $ 63.23           --                   --             --        (0.32)%
      Highest contract charge 0.60% Class B   $ 52.74           --                   --             --        (0.92)%
      All contract charges                         --           67              $ 3,980           2.12%          --
EQ/MFS INTERNATIONAL GROWTH
2015  Lowest contract charge 0.00% Class B    $184.50           --                   --             --         0.20%
      Highest contract charge 0.90% Class B   $106.87           --                   --             --        (0.71)%
      All contract charges                         --          285              $37,624           0.60%          --
2014  Lowest contract charge 0.00% Class B    $184.13           --                   --             --        (5.01)%
      Highest contract charge 0.90% Class B   $107.63           --                   --             --        (5.86)%
      All contract charges                         --          287              $37,394           0.94%          --
2013  Lowest contract charge 0.00% Class B    $193.84           --                   --             --        13.65%
      Highest contract charge 0.90% Class B   $114.33           --                   --             --        12.63%
      All contract charges                         --          291              $39,189           0.94%          --
2012  Lowest contract charge 0.00% Class B    $170.56           --                   --             --        19.70%
      Highest contract charge 0.90% Class B   $101.51           --                   --             --        18.61%
      All contract charges                         --          285              $33,109           1.00%          --
2011  Lowest contract charge 0.00% Class B    $142.49           --                   --             --       (10.71)%
      Highest contract charge 0.90% Class B   $ 85.58           --                   --             --       (11.52)%
      All contract charges                         --          278              $26,742           0.65%          --
EQ/MID CAP INDEX
2015  Lowest contract charge 0.00% Class A    $330.36           --                   --             --        (2.86)%
      Highest contract charge 0.60% Class A   $227.90           --                   --             --        (3.44)%
      All contract charges                         --          141              $28,395           0.86%          --
2014  Lowest contract charge 0.00% Class A    $340.09           --                   --             --         8.99%
      Highest contract charge 0.60% Class A   $236.02           --                   --             --         8.34%
      All contract charges                         --          129              $29,901           0.80%          --
2013  Lowest contract charge 0.00% Class A    $312.03           --                   --             --        32.58%
      Highest contract charge 0.60% Class A   $217.86           --                   --             --        31.79%
      All contract charges                         --          119              $28,884           0.77%          --
2012  Lowest contract charge 0.00% Class A    $235.35           --                   --             --        17.08%
      Highest contract charge 0.60% Class A   $165.31           --                   --             --        16.37%
      All contract charges                         --          115              $23,264           0.95%          --
2011  Lowest contract charge 0.00% Class A    $201.02           --                   --             --        (2.16)%
      Highest contract charge 0.60% Class A   $142.05           --                   --             --        (2.75)%
      All contract charges                         --          115              $21,196           0.66%          --
EQ/MID CAP INDEX
2015  Lowest contract charge 0.00% Class B    $211.01           --                   --             --        (2.86)%
      Highest contract charge 0.90% Class B   $183.70           --                   --             --        (3.73)%
      All contract charges                         --          419              $82,531           0.86%          --
2014  Lowest contract charge 0.00% Class B    $217.22           --                   --             --         8.99%
      Highest contract charge 0.90% Class B   $190.82           --                   --             --         8.01%
      All contract charges                         --          427              $86,668           0.80%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/MID CAP INDEX (CONTINUED)
2013  Lowest contract charge 0.00% Class B    $199.30            --                  --             --       32.58%
      Highest contract charge 0.90% Class B   $176.67            --                  --             --       31.38%
      All contract charges                         --           449            $ 83,977           0.77%         --
2012  Lowest contract charge 0.00% Class B    $150.33            --                  --             --       17.08%
      Highest contract charge 0.90% Class B   $134.47            --                  --             --       16.02%
      All contract charges                         --           453            $ 63,939           0.95%         --
2011  Lowest contract charge 0.00% Class B    $128.40            --                  --             --       (2.41)%
      Highest contract charge 0.90% Class B   $115.90            --                  --             --       (3.28)%
      All contract charges                         --           512            $ 62,176           0.66%         --
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $150.92            --                  --             --       (0.90)%
      All contract charges                         --         1,459            $116,349           0.00%         --
2014  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $152.29            --                  --             --       (0.90)%
      All contract charges                         --         1,156            $125,159           0.00%         --
2013  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $153.67            --                  --             --       (0.90)%
      All contract charges                         --         1,206            $130,681           0.00%         --
2012  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $155.07            --                  --             --       (0.90)%
      All contract charges                         --           951            $146,065           0.00%         --
2011  Lowest contract charge 0.00% Class A    $172.07            --                  --             --        0.00%
      Highest contract charge 0.90% Class A   $156.48            --                  --             --       (0.90)%
      All contract charges                         --         1,251            $172,257           0.01%         --
EQ/MONEY MARKET
2015  Lowest contract charge 0.00% Class B    $131.49            --                  --             --       (0.01)%
      Highest contract charge 0.60% Class B   $124.42            --                  --             --       (0.60)%
      All contract charges                         --           343            $ 43,876           0.00%         --
2014  Lowest contract charge 0.00% Class B    $131.50            --                  --             --        0.01%
      Highest contract charge 0.60% Class B   $125.17            --                  --             --       (0.60)%
      All contract charges                         --           330            $ 42,162           0.00%         --
2013  Lowest contract charge 0.00% Class B    $131.49            --                  --             --        0.00%
      Highest contract charge 0.60% Class B   $125.93            --                  --             --       (0.60)%
      All contract charges                         --           407            $ 52,804           0.00%         --
2012  Lowest contract charge 0.00% Class B    $131.49            --                  --             --        0.00%
      Highest contract charge 0.60% Class B   $126.69            --                  --             --       (0.60)%
      All contract charges                         --           525            $ 67,686           0.00%         --
2011  Lowest contract charge 0.00% Class B    $131.49            --                  --             --        0.00%
      Highest contract charge 0.60% Class B   $127.45            --                  --             --       (0.60)%
      All contract charges                         --           493            $ 63,707           0.01%         --
EQ/MORGAN STANLEY MID CAP GROWTH
2015  Lowest contract charge 0.00% Class A    $164.82            --                  --             --       (5.49)%
      Highest contract charge 0.90% Class A   $152.35            --                  --             --       (6.34)%
      All contract charges                         --           129            $ 20,433           0.00%         --
2014  Lowest contract charge 0.00% Class A    $174.40            --                  --             --       (0.71)%
      Highest contract charge 0.90% Class A   $162.67            --                  --             --       (1.60)%
      All contract charges                         --           154            $ 25,987           0.00%         --
2013  Lowest contract charge 0.00% Class A    $175.64            --                  --             --       38.54%
      Highest contract charge 0.90% Class A   $165.32            --                  --             --       37.30%
      All contract charges                         --           185            $ 31,481           0.00%         --
2012  Lowest contract charge 0.00% Class A    $126.78            --                  --             --        8.76%
      Highest contract charge 0.90% Class A   $120.41            --                  --             --        7.78%
      All contract charges                         --           248            $ 30,567           0.43%         --
2011  Lowest contract charge 0.00% Class A    $116.57            --                  --             --       (7.47)%
      Highest contract charge 0.90% Class A   $111.72            --                  --             --       (8.31)%
      All contract charges                         --           303            $ 34,553           0.25%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/MORGAN STANLEY MID CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $238.53           --                   --             --       (5.49)%
      Highest contract charge 0.60% Class B   $154.57           --                   --             --       (6.06)%
      All contract charges                         --          105              $22,021           0.00%         --
2014  Lowest contract charge 0.00% Class B    $252.39           --                   --             --       (0.71)%
      Highest contract charge 0.60% Class B   $164.54           --                   --             --       (1.31)%
      All contract charges                         --          109              $23,819           0.00%         --
2013  Lowest contract charge 0.00% Class B    $254.20           --                   --             --       38.54%
      Highest contract charge 0.60% Class B   $166.72           --                   --             --       37.72%
      All contract charges                         --          110              $24,000           0.00%         --
2012  Lowest contract charge 0.00% Class B    $183.48           --                   --             --        8.75%
      Highest contract charge 0.60% Class B   $121.06           --                   --             --        8.10%
      All contract charges                         --          115              $17,662           0.43%         --
2011  Lowest contract charge 0.00% Class B    $168.71           --                   --             --       (7.70)%
      Highest contract charge 0.60% Class B   $111.99           --                   --             --       (8.25)%
      All contract charges                         --          125              $16,818           0.25%         --
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 0.00% Class A    $115.56           --                   --             --       (0.28)%
      Highest contract charge 0.90% Class A   $106.82           --                   --             --       (1.17)%
      All contract charges                         --          145              $16,282           0.47%         --
2014  Lowest contract charge 0.00% Class A    $115.88           --                   --             --       (0.09)%
      Highest contract charge 0.90% Class A   $108.09           --                   --             --       (0.99)%
      All contract charges                         --          156              $17,494           0.38%         --
2013  Lowest contract charge 0.00% Class A    $115.98           --                   --             --        0.03%
      Highest contract charge 0.90% Class A   $109.17           --                   --             --       (0.87)%
      All contract charges                         --          183              $20,583           0.72%         --
2012  Lowest contract charge 0.00% Class A    $115.95           --                   --             --        1.50%
      Highest contract charge 0.90% Class A   $110.13           --                   --             --        0.58%
      All contract charges                         --          219              $24,634           0.59%         --
2011  Lowest contract charge 0.00% Class A    $114.24           --                   --             --        0.05%
      Highest contract charge 0.90% Class A   $109.49           --                   --             --       (0.84)%
      All contract charges                         --          233              $26,032           0.63%         --
EQ/PIMCO ULTRA SHORT BOND
2015  Lowest contract charge 0.00% Class B    $118.43           --                   --             --       (0.27)%
      Highest contract charge 0.60% Class B   $109.08           --                   --             --       (0.87)%
      All contract charges                         --          153              $17,504           0.47%         --
2014  Lowest contract charge 0.00% Class B    $118.75           --                   --             --       (0.09)%
      Highest contract charge 0.60% Class B   $110.04           --                   --             --       (0.69)%
      All contract charges                         --          165              $19,037           0.38%         --
2013  Lowest contract charge 0.00% Class B    $118.86           --                   --             --        0.08%
      Highest contract charge 0.60% Class B   $110.80           --                   --             --       (0.52)%
      All contract charges                         --          158              $18,293           0.72%         --
2012  Lowest contract charge 0.00% Class B    $118.76           --                   --             --        1.50%
      Highest contract charge 0.60% Class B   $111.38           --                   --             --        0.89%
      All contract charges                         --          162              $18,696           0.59%         --
2011  Lowest contract charge 0.00% Class B    $117.01           --                   --             --       (0.20)%
      Highest contract charge 0.60% Class B   $110.40           --                   --             --       (0.79)%
      All contract charges                         --          157              $17,915           0.63%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.00% Class A    $250.53           --                   --             --        0.22%
      Highest contract charge 0.90% Class A   $193.27           --                   --             --       (0.68)%
      All contract charges                         --          208              $38,216           1.06%         --
2014  Lowest contract charge 0.00% Class A    $249.97           --                   --             --        2.90%
      Highest contract charge 0.90% Class A   $194.59           --                   --             --        1.98%
      All contract charges                         --          222              $41,887           0.99%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/QUALITY BOND PLUS (CONTINUED)
2013  Lowest contract charge 0.00% Class A    $ 242.92          --                   --             --       (2.28)%
      Highest contract charge 0.90% Class A   $ 190.82          --                   --             --       (3.16)%
      All contract charges                          --         241              $44,253           0.35%         --
2012  Lowest contract charge 0.00% Class A    $ 248.58          --                   --             --        2.66%
      Highest contract charge 0.90% Class A   $ 197.04          --                   --             --        1.73%
      All contract charges                          --         259              $50,564           0.61%         --
2011  Lowest contract charge 0.00% Class A    $ 242.15          --                   --             --        1.47%
      Highest contract charge 0.90% Class A   $ 193.69          --                   --             --        0.56%
      All contract charges                          --         270              $54,486           2.42%         --
EQ/QUALITY BOND PLUS
2015  Lowest contract charge 0.00% Class B    $ 169.05          --                   --             --        0.23%
      Highest contract charge 0.60% Class B   $ 152.67          --                   --             --       (0.38)%
      All contract charges                          --         132              $20,722           1.06%         --
2014  Lowest contract charge 0.00% Class B    $ 168.67          --                   --             --        2.90%
      Highest contract charge 0.60% Class B   $ 153.25          --                   --             --        2.29%
      All contract charges                          --         137              $21,519           0.99%         --
2013  Lowest contract charge 0.00% Class B    $ 163.91          --                   --             --       (2.28)%
      Highest contract charge 0.60% Class B   $ 149.82          --                   --             --       (2.87)%
      All contract charges                          --         146              $22,325           0.35%         --
2012  Lowest contract charge 0.00% Class B    $ 167.74          --                   --             --        2.66%
      Highest contract charge 0.60% Class B   $ 154.25          --                   --             --        2.04%
      All contract charges                          --         156              $24,295           0.61%         --
2011  Lowest contract charge 0.00% Class B    $ 163.40          --                   --             --        1.22%
      Highest contract charge 0.60% Class B   $ 151.17          --                   --             --        0.61%
      All contract charges                          --         165              $25,209           2.42%         --
EQ/SMALL COMPANY INDEX
2015  Lowest contract charge 0.00% Class A    $ 375.73          --                   --             --       (4.57)%
      Highest contract charge 0.90% Class A   $ 294.64          --                   --             --       (5.43)%
      All contract charges                          --         175              $43,006           0.92%         --
2014  Lowest contract charge 0.00% Class A    $ 393.71          --                   --             --        4.85%
      Highest contract charge 0.90% Class A   $ 311.55          --                   --             --        3.91%
      All contract charges                          --         163              $45,618           0.80%         --
2013  Lowest contract charge 0.00% Class A    $ 375.50          --                   --             --       37.45%
      Highest contract charge 0.90% Class A   $ 299.84          --                   --             --       36.21%
      All contract charges                          --         170              $46,278           0.98%         --
2012  Lowest contract charge 0.00% Class A    $ 273.20          --                   --             --       15.54%
      Highest contract charge 0.90% Class A   $ 220.13          --                   --             --       14.50%
      All contract charges                          --         177              $37,153           1.50%         --
2011  Lowest contract charge 0.00% Class A    $ 236.45          --                   --             --       (3.76)%
      Highest contract charge 0.90% Class A   $ 192.25          --                   --             --       (4.62)%
      All contract charges                          --         210              $40,442           0.84%         --
EQ/SMALL COMPANY INDEX
2015  Lowest contract charge 0.00% Class B    $ 272.79          --                   --             --       (4.57)%
      Highest contract charge 0.90% Class B   $ 257.52          --                   --             --       (5.43)%
      All contract charges                          --         104              $28,328           0.92%         --
2014  Lowest contract charge 0.00% Class B    $ 285.84          --                   --             --        4.85%
      Highest contract charge 0.90% Class B   $ 272.30          --                   --             --        3.90%
      All contract charges                          --          99              $28,159           0.80%         --
2013  Lowest contract charge 0.00% Class B    $ 272.63          --                   --             --       37.46%
      Highest contract charge 0.90% Class B   $ 262.07          --                   --             --       36.22%
      All contract charges                          --          93              $25,369           0.98%         --
2012  Lowest contract charge 0.00% Class B    $ 198.34          --                   --             --       15.54%
      Highest contract charge 0.90% Class B   $ 192.39          --                   --             --       14.50%
      All contract charges                          --          84              $16,707           1.50%         --
2011  Lowest contract charge 0.00% Class B    $ 171.66          --                   --             --       (4.00)%
      Highest contract charge 0.90% Class B   $ 168.03          --                   --             --       (4.86)%
      All contract charges                          --          76              $13,071           0.84%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK
2015  Lowest contract charge 0.00% Class A    $188.38           --                   --             --       10.23%
      Highest contract charge 0.60% Class A   $178.59           --                   --             --        9.56%
      All contract charges                         --          125              $ 4,398           0.00%         --
2014  Lowest contract charge 0.00% Class A    $170.90           --                   --             --        8.64%
      Highest contract charge 0.60% Class A   $163.01           --                   --             --        7.99%
      All contract charges                         --           55              $ 2,411           0.00%         --
2013  Lowest contract charge 0.00% Class A    $157.31           --                   --             --       37.93%
      Highest contract charge 0.60% Class A   $150.95           --                   --             --       37.12%
      All contract charges                         --           31              $ 1,490           0.00%         --
2012  Lowest contract charge 0.00% Class A    $114.05           --                   --             --       18.95%
      Highest contract charge 0.60% Class A   $110.09           --                   --             --       18.22%
      All contract charges                         --           17              $   904           0.00%         --
2011  Lowest contract charge 0.00% Class A    $ 95.88           --                   --             --       (1.71)%
      Highest contract charge 0.60% Class A   $ 93.12           --                   --             --       (2.30)%
      All contract charges                         --           12              $   676             --          --
EQ/T. ROWE PRICE GROWTH STOCK
2015  Lowest contract charge 0.00% Class B    $220.65           --                   --             --       10.23%
      Highest contract charge 0.90% Class B   $171.87           --                   --             --        9.23%
      All contract charges                         --          416              $79,230           0.00%         --
2014  Lowest contract charge 0.00% Class B    $200.18           --                   --             --        8.64%
      Highest contract charge 0.90% Class B   $157.34           --                   --             --        7.66%
      All contract charges                         --          360              $62,179           0.00%         --
2013  Lowest contract charge 0.00% Class B    $184.26           --                   --             --       37.92%
      Highest contract charge 0.90% Class B   $146.15           --                   --             --       36.69%
      All contract charges                         --          345              $54,397           0.00%         --
2012  Lowest contract charge 0.00% Class B    $133.60           --                   --             --       18.94%
      Highest contract charge 0.90% Class B   $106.92           --                   --             --       17.86%
      All contract charges                         --          371              $42,246           0.00%         --
2011  Lowest contract charge 0.00% Class B    $112.33           --                   --             --       (1.95)%
      Highest contract charge 0.90% Class B   $ 90.72           --                   --             --       (2.83)%
      All contract charges                         --          343              $32,871             --          --
EQ/UBS GROWTH & INCOME
2015  Lowest contract charge 0.00% Class B    $207.72           --                   --             --       (1.42)%
      Highest contract charge 0.90% Class B   $133.57           --                   --             --       (2.31)%
      All contract charges                         --           75              $12,167           0.58%         --
2014  Lowest contract charge 0.00% Class B    $210.72           --                   --             --       14.44%
      Highest contract charge 0.90% Class B   $136.73           --                   --             --       13.41%
      All contract charges                         --           67              $11,001           0.65%         --
2013  Lowest contract charge 0.00% Class B    $184.13           --                   --             --       35.54%
      Highest contract charge 0.90% Class B   $120.56           --                   --             --       34.31%
      All contract charges                         --           63              $ 8,990           1.10%         --
2012  Lowest contract charge 0.00% Class B    $135.85           --                   --             --       12.87%
      Highest contract charge 0.90% Class B   $ 89.76           --                   --             --       11.85%
      All contract charges                         --           53              $ 5,682           0.87%         --
2011  Lowest contract charge 0.00% Class B    $120.36           --                   --             --       (2.82)%
      Highest contract charge 0.90% Class B   $ 80.25           --                   --             --       (3.68)%
      All contract charges                         --           51              $ 4,901           0.76%         --
EQ/WELLS FARGO OMEGA GROWTH
2015  Lowest contract charge 0.00% Class A    $372.96           --                   --             --        1.27%
      Highest contract charge 0.00% Class A   $372.96           --                   --             --        1.27%
      All contract charges                         --          124              $11,612           0.00%         --
2014  Lowest contract charge 0.00% Class A    $368.28           --                   --             --        3.80%
      Highest contract charge 0.00% Class A   $368.28           --                   --             --        3.80%
      All contract charges                         --          121              $12,253           0.00%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
EQ/WELLS FARGO OMEGA GROWTH (CONTINUED)
2013  Lowest contract charge 0.00% Class A            $354.81           --                   --             --       39.08%
      Highest contract charge 0.00% Class A           $354.81           --                   --             --       39.08%
      All contract charges                                 --           82              $11,782           0.00%         --
2012  Lowest contract charge 0.00% Class A            $255.11           --                   --             --       20.44%
      Highest contract charge 0.00% Class A           $255.11           --                   --             --       20.44%
      All contract charges                                 --           63              $ 7,888           0.01%         --
2011  Lowest contract charge 0.00% Class A            $211.82           --                   --             --       (5.64)%
      Highest contract charge 0.00% Class A           $211.82           --                   --             --       (5.64)%
      All contract charges                                 --           52              $ 6,794             --          --
EQ/WELLS FARGO OMEGA GROWTH
2015  Lowest contract charge 0.00% Class B            $213.39           --                   --             --        1.27%
      Highest contract charge 0.90% Class B           $184.08           --                   --             --        0.35%
      All contract charges                                 --          364              $72,486           0.00%         --
2014  Lowest contract charge 0.00% Class B            $210.71           --                   --             --        3.80%
      Highest contract charge 0.90% Class B           $183.43           --                   --             --        2.87%
      All contract charges                                 --          419              $82,054           0.00%         --
2013  Lowest contract charge 0.00% Class B            $203.00           --                   --             --       39.08%
      Highest contract charge 0.90% Class B           $178.32           --                   --             --       37.83%
      All contract charges                                 --          449              $84,688           0.00%         --
2012  Lowest contract charge 0.00% Class B            $145.96           --                   --             --       20.43%
      Highest contract charge 0.90% Class B           $129.38           --                   --             --       19.34%
      All contract charges                                 --          408              $55,611           0.01%         --
2011  Lowest contract charge 0.00% Class B            $121.20           --                   --             --       (5.87)%
      Highest contract charge 0.90% Class B           $108.41           --                   --             --       (6.72)%
      All contract charges                                 --          497              $56,870             --          --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $224.46           --                   --             --       (0.19)%
      Highest contract charge 0.00% Service Class 2   $224.46           --                   --             --       (0.19)%
      All contract charges                                 --           15              $ 1,264           0.98%         --
2014  Lowest contract charge 0.00% Service Class 2    $224.88           --                   --             --        5.55%
      Highest contract charge 0.00% Service Class 2   $224.88           --                   --             --        5.55%
      All contract charges                                 --           17              $ 1,482           0.81%         --
2013  Lowest contract charge 0.00% Service Class 2    $213.05           --                   --             --       22.09%
      Highest contract charge 0.00% Service Class 2   $213.05           --                   --             --       22.09%
      All contract charges                                 --           13              $ 1,320           0.68%         --
2012  Lowest contract charge 0.00% Service Class 2    $174.50           --                   --             --       15.11%
      Highest contract charge 0.00% Service Class 2   $174.50           --                   --             --       15.11%
      All contract charges                                 --           14              $ 1,460           1.10%         --
2011  Lowest contract charge 0.00% Service Class 2    $151.59           --                   --             --       (6.46)%
      Highest contract charge 0.00% Service Class 2   $151.59           --                   --             --       (6.46)%
      All contract charges                                 --           12              $ 1,265           1.43%         --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $335.66           --                   --             --        0.42%
      Highest contract charge 0.90% Service Class 2   $168.10           --                   --             --       (0.49)%
      All contract charges                                 --          570              $86,521           0.81%         --
2014  Lowest contract charge 0.00% Service Class 2    $334.27           --                   --             --       11.65%
      Highest contract charge 0.90% Service Class 2   $168.93           --                   --             --       10.65%
      All contract charges                                 --          569              $87,938           0.76%         --
2013  Lowest contract charge 0.00% Service Class 2    $299.38           --                   --             --       30.95%
      Highest contract charge 0.90% Service Class 2   $152.67           --                   --             --       29.78%
      All contract charges                                 --          497              $70,922           1.23%         --
2012  Lowest contract charge 0.00% Service Class 2    $228.62           --                   --             --       16.14%
      Highest contract charge 0.90% Service Class 2   $117.64           --                   --             --       15.09%
      All contract charges                                 --          303              $35,455           1.15%         --
2011  Lowest contract charge 0.00% Service Class 2    $196.85           --                   --             --       (2.78)%
      Highest contract charge 0.90% Service Class 2   $102.22           --                   --             --       (3.66)%
      All contract charges                                 --          249              $30,837           0.84%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $247.63           --                  --              --       (4.24)%
      Highest contract charge 0.00% Service Class 2   $247.63           --                  --              --       (4.24)%
      All contract charges                                 --           30              $1,051            3.14%         --
2014  Lowest contract charge 0.00% Service Class 2    $258.59           --                  --              --        8.48%
      Highest contract charge 0.00% Service Class 2   $258.59           --                  --              --        8.48%
      All contract charges                                 --           25              $1,007            2.47%         --
2013  Lowest contract charge 0.00% Service Class 2    $238.38           --                  --              --       27.82%
      Highest contract charge 0.00% Service Class 2   $238.38           --                  --              --       27.82%
      All contract charges                                 --           28              $1,373            2.28%         --
2012  Lowest contract charge 0.00% Service Class 2    $186.49           --                  --              --       17.05%
      Highest contract charge 0.00% Service Class 2   $186.49           --                  --              --       17.05%
      All contract charges                                 --           23              $  981            2.73%         --
2011  Lowest contract charge 0.00% Service Class 2    $159.32           --                  --              --        0.66%
      Highest contract charge 0.00% Service Class 2   $159.32           --                  --              --        0.66%
      All contract charges                                 --           19              $  915            2.03%         --
FIDELITY(R) VIP GOVERNMENT MONEY MARKET PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $100.30           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.30           --                  --              --        0.01%
      All contract charges                                 --           67              $  997            0.01%         --
2014  Lowest contract charge 0.00% Service Class 2    $100.29           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.29           --                  --              --        0.01%
      All contract charges                                 --           73              $  999            0.01%         --
2013  Lowest contract charge 0.00% Service Class 2    $100.28           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.28           --                  --              --        0.01%
      All contract charges                                 --           69              $1,329            0.01%         --
2012  Lowest contract charge 0.00% Service Class 2    $100.27           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.27           --                  --              --        0.01%
      All contract charges                                 --          110              $1,969            0.01%         --
2011  Lowest contract charge 0.00% Service Class 2    $100.26           --                  --              --        0.01%
      Highest contract charge 0.00% Service Class 2   $100.26           --                  --              --        0.01%
      All contract charges                                 --           28              $  756            0.01%         --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $243.82           --                  --              --       (2.54)%
      Highest contract charge 0.90% Service Class 2   $170.47           --                  --              --       (3.42)%
      All contract charges                                 --           75              $7,288            1.89%         --
2014  Lowest contract charge 0.00% Service Class 2    $250.17           --                  --              --       10.23%
      Highest contract charge 0.90% Service Class 2   $176.50           --                  --              --        9.23%
      All contract charges                                 --           68              $7,537            1.76%         --
2013  Lowest contract charge 0.00% Service Class 2    $226.96           --                  --              --       33.25%
      Highest contract charge 0.90% Service Class 2   $161.58           --                  --              --       32.05%
      All contract charges                                 --           53              $5,885            1.91%         --
2012  Lowest contract charge 0.00% Service Class 2    $170.33           --                  --              --       18.25%
      Highest contract charge 0.90% Service Class 2   $122.36           --                  --              --       17.18%
      All contract charges                                 --           34              $3,223            2.46%         --
2011  Lowest contract charge 0.00% Service Class 2    $144.04           --                  --              --        1.36%
      Highest contract charge 0.60% Service Class 2   $104.95           --                  --              --        0.75%
      All contract charges                                 --           19              $1,563            1.76%         --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $215.48           --                  --              --       (3.86)%
      Highest contract charge 0.00% Service Class 2   $215.48           --                  --              --       (3.86)%
      All contract charges                                 --           70              $3,378            5.88%         --
2014  Lowest contract charge 0.00% Service Class 2    $224.14           --                  --              --        0.90%
      Highest contract charge 0.00% Service Class 2   $224.14           --                  --              --        0.90%
      All contract charges                                 --           72              $5,043            5.13%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Service Class 2    $222.14           --                   --             --         5.70%
      Highest contract charge 0.00% Service Class 2   $222.14           --                   --             --         5.70%
      All contract charges                                 --           81              $10,831           5.40%          --
2012  Lowest contract charge 0.00% Service Class 2    $210.16           --                   --             --        13.97%
      Highest contract charge 0.00% Service Class 2   $210.16           --                   --             --        13.97%
      All contract charges                                 --           90              $13,379           6.82%          --
2011  Lowest contract charge 0.00% Service Class 2    $184.40           --                   --             --         3.72%
      Highest contract charge 0.00% Service Class 2   $184.40           --                   --             --         3.72%
      All contract charges                                 --           63              $ 9,679           3.49%          --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $163.80           --                   --             --        (0.85)%
      Highest contract charge 0.00% Service Class 2   $163.80           --                   --             --        (0.85)%
      All contract charges                                 --          385              $ 7,133           2.64%          --
2014  Lowest contract charge 0.00% Service Class 2    $165.20           --                   --             --         5.62%
      Highest contract charge 0.00% Service Class 2   $165.20           --                   --             --         5.62%
      All contract charges                                 --          262              $ 8,319           2.10%          --
2013  Lowest contract charge 0.00% Service Class 2    $156.41           --                   --             --        (2.07)%
      Highest contract charge 0.00% Service Class 2   $156.41           --                   --             --        (2.07)%
      All contract charges                                 --          222              $14,747           1.88%          --
2012  Lowest contract charge 0.00% Service Class 2    $159.72           --                   --             --         5.61%
      Highest contract charge 0.00% Service Class 2   $159.72           --                   --             --         5.61%
      All contract charges                                 --          251              $22,605           3.47%          --
2011  Lowest contract charge 0.00% Service Class 2    $151.24           --                   --             --         7.03%
      Highest contract charge 0.00% Service Class 2   $151.24           --                   --             --         7.03%
      All contract charges                                 --          105              $12,644           2.54%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $431.25           --                   --             --        (1.63)%
      Highest contract charge 0.90% Service Class 2   $155.81           --                   --             --        (2.52)%
      All contract charges                                 --          171              $20,947           0.18%          --
2014  Lowest contract charge 0.00% Service Class 2    $438.39           --                   --             --         6.03%
      Highest contract charge 0.90% Service Class 2   $159.83           --                   --             --         5.08%
      All contract charges                                 --          160              $32,742           0.02%          --
2013  Lowest contract charge 0.00% Service Class 2    $413.45           --                   --             --        35.87%
      Highest contract charge 0.90% Service Class 2   $152.11           --                   --             --        34.65%
      All contract charges                                 --          152              $30,675           0.30%          --
2012  Lowest contract charge 0.00% Service Class 2    $304.30           --                   --             --        14.56%
      Highest contract charge 0.90% Service Class 2   $112.97           --                   --             --        13.53%
      All contract charges                                 --          132              $22,666           0.42%          --
2011  Lowest contract charge 0.00% Service Class 2    $265.62           --                   --             --       (10.85)%
      Highest contract charge 0.90% Service Class 2   $ 99.51           --                   --             --       (11.65)%
      All contract charges                                 --          149              $27,701           0.02%          --
FIDELITY(R) VIP VALUE PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $266.25           --                   --             --        (0.97)%
      Highest contract charge 0.00% Service Class 2   $266.25           --                   --             --        (0.97)%
      All contract charges                                 --           12              $ 1,247           1.12%          --
2014  Lowest contract charge 0.00% Service Class 2    $268.87           --                   --             --        11.11%
      Highest contract charge 0.00% Service Class 2   $268.87           --                   --             --        11.11%
      All contract charges                                 --            9              $ 1,519           1.19%          --
2013  Lowest contract charge 0.00% Service Class 2    $241.99           --                   --             --        32.18%
      Highest contract charge 0.00% Service Class 2   $241.99           --                   --             --        32.18%
      All contract charges                                 --            8              $ 1,244           0.93%          --
2012  Lowest contract charge 0.00% Service Class 2    $183.08           --                   --             --        20.55%
      Highest contract charge 0.00% Service Class 2   $183.08           --                   --             --        20.55%
      All contract charges                                 --            5              $   780           1.75%          --
2011  Lowest contract charge 0.00% Service Class 2    $151.87           --                   --             --        (2.68)%
      Highest contract charge 0.00% Service Class 2   $151.87           --                   --             --        (2.68)%
      All contract charges                                 --            5              $   551           0.61%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                                UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------------- ------------- --------
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
2015  Lowest contract charge 0.00% Service Class 2    $330.17           --                   --             --       (3.19)%
      Highest contract charge 0.00% Service Class 2   $330.17           --                   --             --       (3.19)%
      All contract charges                                 --            4              $   333           0.90%         --
2014  Lowest contract charge 0.00% Service Class 2    $341.05           --                   --             --        6.51%
      Highest contract charge 0.00% Service Class 2   $341.05           --                   --             --        6.51%
      All contract charges                                 --            3              $   323           0.74%         --
2013  Lowest contract charge 0.00% Service Class 2    $320.19           --                   --             --       30.18%
      Highest contract charge 0.00% Service Class 2   $320.19           --                   --             --       30.18%
      All contract charges                                 --            3              $   533           0.60%         --
2012  Lowest contract charge 0.00% Service Class 2    $245.95           --                   --             --       27.06%
      Highest contract charge 0.00% Service Class 2   $245.95           --                   --             --       27.06%
      All contract charges                                 --            3              $   426           0.43%         --
2011  Lowest contract charge 0.00% Service Class 2    $193.57           --                   --             --       (9.04)%
      Highest contract charge 0.00% Service Class 2   $193.57           --                   --             --       (9.04)%
      All contract charges                                 --            2              $   314           0.63%         --
FRANKLIN MUTUAL SHARES VIP FUND
2015  Lowest contract charge 0.00% Class 2            $152.09           --                   --             --       (4.94)%
      Highest contract charge 0.90% Class 2           $144.46           --                   --             --       (5.79)%
      All contract charges                                 --          102              $10,352           3.16%         --
2014  Lowest contract charge 0.00% Class 2            $159.99           --                   --             --        7.12%
      Highest contract charge 0.90% Class 2           $153.34           --                   --             --        6.15%
      All contract charges                                 --           99              $11,542           2.06%         --
2013  Lowest contract charge 0.00% Class 2            $149.35           --                   --             --       28.26%
      Highest contract charge 0.90% Class 2           $144.45           --                   --             --       27.11%
      All contract charges                                 --          107              $12,070           2.07%         --
2012  Lowest contract charge 0.00% Class 2            $116.44           --                   --             --       14.24%
      Highest contract charge 0.90% Class 2           $113.64           --                   --             --       13.21%
      All contract charges                                 --           91              $ 8,442           2.20%         --
2011  Lowest contract charge 0.00% Class 2            $101.93           --                   --             --       (1.04)%
      Highest contract charge 0.90% Class 2           $100.38           --                   --             --       (1.93)%
      All contract charges                                 --           83              $ 8,046           2.49%         --
FRANKLIN RISING DIVIDENDS VIP FUND
2015  Lowest contract charge 0.00% Class 2            $174.89           --                   --             --       (3.65)%
      Highest contract charge 0.90% Class 2           $166.12           --                   --             --       (4.51)%
      All contract charges                                 --          288              $49,522           1.42%         --
2014  Lowest contract charge 0.00% Class 2            $181.51           --                   --             --        8.72%
      Highest contract charge 0.90% Class 2           $173.97           --                   --             --        7.74%
      All contract charges                                 --          299              $53,364           1.31%         --
2013  Lowest contract charge 0.00% Class 2            $166.95           --                   --             --       29.69%
      Highest contract charge 0.90% Class 2           $161.47           --                   --             --       28.53%
      All contract charges                                 --          293              $48,326           1.58%         --
2012  Lowest contract charge 0.00% Class 2            $128.73           --                   --             --       11.96%
      Highest contract charge 0.90% Class 2           $125.63           --                   --             --       10.95%
      All contract charges                                 --          254              $32,372           1.61%         --
2011  Lowest contract charge 0.00% Class 2            $114.98           --                   --             --        6.00%
      Highest contract charge 0.90% Class 2           $113.23           --                   --             --        5.05%
      All contract charges                                 --          171              $19,522           1.42%         --
FRANKLIN SMALL CAP VALUE VIP FUND
2015  Lowest contract charge 0.00% Class 2            $154.43           --                   --             --       (7.38)%
      Highest contract charge 0.90% Class 2           $146.68           --                   --             --       (8.22)%
      All contract charges                                 --          118              $ 5,236           0.63%         --
2014  Lowest contract charge 0.00% Class 2            $166.74           --                   --             --        0.57%
      Highest contract charge 0.90% Class 2           $159.81           --                   --             --       (0.34)%
      All contract charges                                 --           99              $ 5,650           0.61%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------------- ------------- --------
FRANKLIN SMALL CAP VALUE VIP FUND (CONTINUED)
2013  Lowest contract charge 0.00% Class 2           $165.79           --                   --             --        36.24%
      Highest contract charge 0.90% Class 2          $160.35           --                   --             --        35.01%
      All contract charges                                --           83              $ 6,511           1.36%          --
2012  Lowest contract charge 0.00% Class 2           $121.69           --                   --             --        18.39%
      Highest contract charge 0.90% Class 2          $118.77           --                   --             --        17.33%
      All contract charges                                --           52              $ 2,522           0.80%          --
2011  Lowest contract charge 0.00% Class 2           $102.79           --                   --             --        (3.76)%
      Highest contract charge 0.90% Class 2          $101.23           --                   --             --        (4.63)%
      All contract charges                                --           22              $ 1,980           0.74%          --
FRANKLIN STRATEGIC INCOME VIP FUND
2015  Lowest contract charge 0.00% Class 2           $123.13           --                   --             --        (3.87)%
      Highest contract charge 0.90% Class 2          $116.96           --                   --             --        (4.73)%
      All contract charges                                --          240              $29,159           6.36%          --
2014  Lowest contract charge 0.00% Class 2           $128.09           --                   --             --         1.86%
      Highest contract charge 0.90% Class 2          $122.77           --                   --             --         0.95%
      All contract charges                                --          226              $28,646           5.79%          --
2013  Lowest contract charge 0.00% Class 2           $125.75           --                   --             --         3.32%
      Highest contract charge 0.90% Class 2          $121.62           --                   --             --         2.38%
      All contract charges                                --          200              $24,932           6.01%          --
2012  Lowest contract charge 0.00% Class 2           $121.71           --                   --             --        12.75%
      Highest contract charge 0.90% Class 2          $118.79           --                   --             --        11.74%
      All contract charges                                --          160              $19,404           6.83%          --
2011  Lowest contract charge 0.00% Class 2           $107.95           --                   --             --         2.58%
      Highest contract charge 0.90% Class 2          $106.31           --                   --             --         1.65%
      All contract charges                                --          103              $11,041           9.09%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
2015  Lowest contract charge 0.00% Service Shares    $162.70           --                   --             --        (9.52)%
      Highest contract charge 0.90% Service Shares   $154.53           --                   --             --       (10.34)%
      All contract charges                                --           63              $10,210           0.11%          --
2014  Lowest contract charge 0.00% Service Shares    $179.82           --                   --             --        13.29%
      Highest contract charge 0.90% Service Shares   $172.35           --                   --             --        12.27%
      All contract charges                                --           59              $10,520           0.90%          --
2013  Lowest contract charge 0.00% Service Shares    $158.73           --                   --             --        32.55%
      Highest contract charge 0.90% Service Shares   $153.52           --                   --             --        31.36%
      All contract charges                                --           55              $ 8,694           0.50%          --
2012  Lowest contract charge 0.00% Service Shares    $119.75           --                   --             --        18.19%
      Highest contract charge 0.90% Service Shares   $116.87           --                   --             --        17.13%
      All contract charges                                --           64              $ 7,466           1.17%          --
2011  Lowest contract charge 0.00% Service Shares    $101.32           --                   --             --        (6.59)%
      Highest contract charge 0.90% Service Shares   $ 99.78           --                   --             --        (7.44)%
      All contract charges                                --           49              $ 4,946           0.60%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2015  Lowest contract charge 0.00% Series II         $163.68           --                   --             --         1.82%
      Highest contract charge 0.00% Series II        $163.68           --                   --             --         1.82%
      All contract charges                                --          136              $ 3,477           1.62%          --
2014  Lowest contract charge 0.00% Series II         $160.76           --                   --             --        12.54%
      Highest contract charge 0.00% Series II        $160.76           --                   --             --        12.54%
      All contract charges                                --           49              $ 2,094           1.14%          --
2013  Lowest contract charge 0.00% Series II         $142.85           --                   --             --        30.77%
      Highest contract charge 0.00% Series II        $142.85           --                   --             --        30.77%
      All contract charges                                --           22              $ 1,324           2.15%          --
2012  Lowest contract charge 0.00% Series II         $109.24           --                   --             --        18.37%
      Highest contract charge 0.00% Series II        $109.24           --                   --             --        18.37%
      All contract charges                                --            6              $   400           1.64%          --
2011  Lowest contract charge 0.00% Series II(a)      $ 92.29           --                   --             --        (7.89)%
      Highest contract charge 0.00% Series II(a)     $ 92.29           --                   --             --        (7.89)%
      All contract charges                                --            4              $   103             --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------
                                                          UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------------- ------------- --------
INVESCO V.I. GLOBAL REAL ESTATE FUND
2015  Lowest contract charge 0.00% Series II    $153.07           --                   --             --       (1.74)%
      Highest contract charge 0.90% Series II   $145.39           --                   --             --       (2.63)%
      All contract charges                           --          335              $32,763           3.41%         --
2014  Lowest contract charge 0.00% Series II    $155.78           --                   --             --       14.34%
      Highest contract charge 0.90% Series II   $149.31           --                   --             --       13.31%
      All contract charges                           --          284              $30,513           1.51%         --
2013  Lowest contract charge 0.00% Series II    $136.24           --                   --             --        2.44%
      Highest contract charge 0.90% Series II   $131.77           --                   --             --        1.52%
      All contract charges                           --          196              $21,013           3.72%         --
2012  Lowest contract charge 0.00% Series II    $133.00           --                   --             --       27.85%
      Highest contract charge 0.90% Series II   $129.80           --                   --             --       26.70%
      All contract charges                           --          136              $16,595           0.53%         --
2011  Lowest contract charge 0.00% Series II    $104.03           --                   --             --       (6.72)%
      Highest contract charge 0.90% Series II   $102.45           --                   --             --       (7.57)%
      All contract charges                           --           76              $ 7,532           4.49%         --
INVESCO V.I. INTERNATIONAL GROWTH FUND
2015  Lowest contract charge 0.00% Series II    $136.96           --                   --             --       (2.62)%
      Highest contract charge 0.90% Series II   $130.09           --                   --             --       (3.49)%
      All contract charges                           --          444              $30,483           1.33%         --
2014  Lowest contract charge 0.00% Series II    $140.64           --                   --             --        0.09%
      Highest contract charge 0.90% Series II   $134.79           --                   --             --       (0.82)%
      All contract charges                           --          390              $28,704           1.51%         --
2013  Lowest contract charge 0.00% Series II    $140.51           --                   --             --       18.71%
      Highest contract charge 0.90% Series II   $135.90           --                   --             --       17.65%
      All contract charges                           --          267              $22,026           1.06%         --
2012  Lowest contract charge 0.00% Series II    $118.36           --                   --             --       15.26%
      Highest contract charge 0.90% Series II   $115.51           --                   --             --       14.22%
      All contract charges                           --          200              $15,800           1.38%         --
2011  Lowest contract charge 0.00% Series II    $102.69           --                   --             --       (6.99)%
      Highest contract charge 0.90% Series II   $101.13           --                   --             --       (7.83)%
      All contract charges                           --          129              $12,157           0.97%         --
INVESCO V.I. MID CAP CORE EQUITY FUND
2015  Lowest contract charge 0.00% Series II    $139.29           --                   --             --       (4.27)%
      Highest contract charge 0.90% Series II   $132.30           --                   --             --       (5.14)%
      All contract charges                           --           29              $ 3,003           0.10%         --
2014  Lowest contract charge 0.00% Series II    $145.51           --                   --             --        4.17%
      Highest contract charge 0.90% Series II   $139.47           --                   --             --        3.23%
      All contract charges                           --           27              $ 3,519           0.00%         --
2013  Lowest contract charge 0.00% Series II    $139.69           --                   --             --       28.46%
      Highest contract charge 0.90% Series II   $135.10           --                   --             --       27.31%
      All contract charges                           --           28              $ 3,685           0.54%         --
2012  Lowest contract charge 0.00% Series II    $108.74           --                   --             --       10.62%
      Highest contract charge 0.90% Series II   $106.12           --                   --             --        9.62%
      All contract charges                           --           22              $ 2,311           0.00%         --
2011  Lowest contract charge 0.00% Series II    $ 98.30           --                   --             --       (6.51)%
      Highest contract charge 0.90% Series II   $ 96.81           --                   --             --       (7.34)%
      All contract charges                           --           25              $ 2,430           0.12%         --
INVESCO V.I. SMALL CAP EQUITY FUND
2015  Lowest contract charge 0.00% Series II    $162.53           --                   --             --       (5.74)%
      Highest contract charge 0.90% Series II   $154.38           --                   --             --       (6.59)%
      All contract charges                           --           34              $ 4,376           0.00%         --
2014  Lowest contract charge 0.00% Series II    $172.43           --                   --             --        2.08%
      Highest contract charge 0.90% Series II   $165.27           --                   --             --        1.17%
      All contract charges                           --           30              $ 4,096           0.00%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------
                                                                 UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------------- ------------- --------
INVESCO V.I. SMALL CAP EQUITY FUND (CONTINUED)
2013  Lowest contract charge 0.00% Series II           $168.91           --                   --             --        37.08%
      Highest contract charge 0.90% Series II          $163.36           --                   --             --        35.85%
      All contract charges                                  --           30              $ 4,179           0.00%          --
2012  Lowest contract charge 0.00% Series II           $123.22           --                   --             --        13.66%
      Highest contract charge 0.90% Series II          $120.25           --                   --             --        12.63%
      All contract charges                                  --           26              $ 2,784           0.00%          --
2011  Lowest contract charge 0.00% Series II           $108.41           --                   --             --        (0.99)%
      Highest contract charge 0.90% Series II          $106.77           --                   --             --        (1.87)%
      All contract charges                                  --           28              $ 2,701             --           --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
2015  Lowest contract charge 0.00% Common Shares       $160.95           --                   --             --        (2.06)%
      Highest contract charge 0.00% Common Shares      $160.95           --                   --             --        (2.06)%
      All contract charges                                  --           25              $   524           1.27%          --
2014  Lowest contract charge 0.00% Common Shares       $164.33           --                   --             --         9.84%
      Highest contract charge 0.00% Common Shares      $164.33           --                   --             --         9.84%
      All contract charges                                  --           27              $   701           1.13%          --
2013  Lowest contract charge 0.00% Common Shares       $149.61           --                   --             --        29.61%
      Highest contract charge 0.00% Common Shares      $149.61           --                   --             --        29.61%
      All contract charges                                  --           27              $   944           1.44%          --
2012  Lowest contract charge 0.00% Common Shares       $115.43           --                   --             --        13.18%
      Highest contract charge 0.00% Common Shares      $115.43           --                   --             --        13.18%
      All contract charges                                  --           13              $   324           0.94%          --
2011  Lowest contract charge 0.00% Common Shares       $101.99           --                   --             --        (4.68)%
      Highest contract charge 0.00% Common Shares      $101.99           --                   --             --        (4.68)%
      All contract charges                                  --           36              $ 1,525           1.21%          --
IVY FUNDS VIP ENERGY
2015  Lowest contract charge 0.00% Common Shares       $ 93.87           --                   --             --       (22.14)%
      Highest contract charge 0.90% Common Shares      $ 89.16           --                   --             --       (22.85)%
      All contract charges                                  --          206              $14,261           0.05%          --
2014  Lowest contract charge 0.00% Common Shares       $120.57           --                   --             --       (10.56)%
      Highest contract charge 0.90% Common Shares      $115.56           --                   --             --       (11.37)%
      All contract charges                                  --          162              $14,918             --           --
2013  Lowest contract charge 0.00% Common Shares       $134.81           --                   --             --        27.76%
      Highest contract charge 0.90% Common Shares      $130.38           --                   --             --        26.61%
      All contract charges                                  --          113              $11,601             --           --
2012  Lowest contract charge 0.00% Common Shares       $105.52           --                   --             --         1.38%
      Highest contract charge 0.90% Common Shares      $102.98           --                   --             --         0.47%
      All contract charges                                  --           84              $ 7,689             --           --
2011  Lowest contract charge 0.00% Common Shares       $104.08           --                   --             --        (9.08)%
      Highest contract charge 0.90% Common Shares      $102.50           --                   --             --        (9.90)%
      All contract charges                                  --           89              $ 7,655             --           --
IVY FUNDS VIP HIGH INCOME
2015  Lowest contract charge 0.00% Common Shares       $ 98.63           --                   --             --        (6.51)%
      Highest contract charge 0.90% Common Shares      $ 96.30           --                   --             --        (7.35)%
      All contract charges                                  --          369              $20,390           6.02%          --
2014  Lowest contract charge 0.00% Common Shares       $105.50           --                   --             --         1.91%
      Highest contract charge 0.90% Common Shares      $103.94           --                   --             --         0.99%
      All contract charges                                  --          230              $17,934           4.14%          --
2013  Lowest contract charge 0.00% Common Shares(b)    $103.52           --                   --             --         3.73%
      Highest contract charge 0.90% Common Shares(b)   $102.92           --                   --             --         3.15%
      All contract charges                                  --           70              $ 6,145             --           --
IVY FUNDS VIP MID CAP GROWTH
2015  Lowest contract charge 0.00% Common Shares       $172.66           --                   --             --        (5.78)%
      Highest contract charge 0.90% Common Shares      $164.00           --                   --             --        (6.63)%
      All contract charges                                  --          269              $28,093           0.00%          --
2014  Lowest contract charge 0.00% Common Shares       $183.25           --                   --             --         7.86%
      Highest contract charge 0.90% Common Shares      $175.64           --                   --             --         6.90%
      All contract charges                                  --          256              $28,520           0.00%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------------- ------------- --------
IVY FUNDS VIP MID CAP GROWTH (CONTINUED)
2013  Lowest contract charge 0.00% Common Shares     $169.89           --                   --             --        29.94%
      Highest contract charge 0.90% Common Shares    $164.31           --                   --             --        28.77%
      All contract charges                                --          217              $24,177           0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $130.74           --                   --             --        13.56%
      Highest contract charge 0.90% Common Shares    $127.60           --                   --             --        12.53%
      All contract charges                                --          153              $14,558           0.00%          --
2011  Lowest contract charge 0.00% Common Shares     $115.13           --                   --             --        (0.56)%
      Highest contract charge 0.90% Common Shares    $113.39           --                   --             --        (1.45)%
      All contract charges                                --          101              $10,980           3.11%          --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
2015  Lowest contract charge 0.00% Common Shares     $199.21           --                   --             --        (2.88)%
      Highest contract charge 0.90% Common Shares    $129.71           --                   --             --        (3.75)%
      All contract charges                                --          248              $26,510           0.00%          --
2014  Lowest contract charge 0.00% Common Shares     $205.12           --                   --             --         2.92%
      Highest contract charge 0.90% Common Shares    $134.77           --                   --             --         1.98%
      All contract charges                                --          195              $22,263           0.00%          --
2013  Lowest contract charge 0.00% Common Shares     $199.31           --                   --             --        56.38%
      Highest contract charge 0.90% Common Shares    $132.15           --                   --             --        30.38%
      All contract charges                                --          137              $16,143           0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $127.45           --                   --             --        27.83%
      Highest contract charge 0.00% Common Shares    $127.45           --                   --             --        27.83%
      All contract charges                                --           33              $ 2,665           0.00%          --
2011  Lowest contract charge 0.00% Common Shares     $ 99.70           --                   --             --        (5.77)%
      Highest contract charge 0.00% Common Shares    $ 99.70           --                   --             --        (5.77)%
      All contract charges                                --           48              $ 4,353           3.40%          --
IVY FUNDS VIP SMALL CAP GROWTH
2015  Lowest contract charge 0.00% Common Shares     $158.38           --                   --             --         1.88%
      Highest contract charge 0.90% Common Shares    $150.43           --                   --             --         0.97%
      All contract charges                                --           75              $ 8,951           0.00%          --
2014  Lowest contract charge 0.00% Common Shares     $155.45           --                   --             --         1.59%
      Highest contract charge 0.90% Common Shares    $148.99           --                   --             --         0.68%
      All contract charges                                --           49              $ 5,917           0.00%          --
2013  Lowest contract charge 0.00% Common Shares     $153.01           --                   --             --        43.36%
      Highest contract charge 0.90% Common Shares    $147.99           --                   --             --        42.08%
      All contract charges                                --           52              $ 6,647           0.00%          --
2012  Lowest contract charge 0.00% Common Shares     $106.73           --                   --             --         5.16%
      Highest contract charge 0.90% Common Shares    $104.16           --                   --             --         4.21%
      All contract charges                                --           40              $ 4,028           0.00%          --
2011  Lowest contract charge 0.00% Common Shares     $101.49           --                   --             --       (10.61)%
      Highest contract charge 0.90% Common Shares    $ 99.95           --                   --             --       (11.41)%
      All contract charges                                --           43              $ 4,084           0.84%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2015  Lowest contract charge 0.00% Service Shares    $ 85.89           --                   --             --       (20.06)%
      Highest contract charge 0.90% Service Shares   $ 81.58           --                   --             --       (20.77)%
      All contract charges                                --          602              $39,063           1.15%          --
2014  Lowest contract charge 0.00% Service Shares    $107.44           --                   --             --        (4.63)%
      Highest contract charge 0.90% Service Shares   $102.97           --                   --             --        (5.50)%
      All contract charges                                --          495              $45,474           1.66%          --
2013  Lowest contract charge 0.00% Service Shares    $112.66           --                   --             --        (1.24)%
      Highest contract charge 0.90% Service Shares   $108.96           --                   --             --        (2.14)%
      All contract charges                                --          463              $46,651           1.42%          --
2012  Lowest contract charge 0.00% Service Shares    $114.08           --                   --             --        22.05%
      Highest contract charge 0.90% Service Shares   $111.34           --                   --             --        20.96%
      All contract charges                                --          414              $44,521           1.63%          --
2011  Lowest contract charge 0.00% Service Shares    $ 93.47           --                   --             --       (18.04)%
      Highest contract charge 0.90% Service Shares   $ 92.05           --                   --             --       (18.77)%
      All contract charges                                --          359              $32,646           2.12%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------------
                                                                 UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                      UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                      ---------- ----------------- ------------------- ------------- --------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
2015  Lowest contract charge 0.00% Service Class       $166.99           --                   --             --         6.32%
      Highest contract charge 0.90% Service Class      $158.61           --                   --             --         5.36%
      All contract charges                                  --          600             $ 69,473           1.80%          --
2014  Lowest contract charge 0.00% Service Class       $157.06           --                   --             --         1.13%
      Highest contract charge 0.90% Service Class      $150.54           --                   --             --         0.23%
      All contract charges                                  --          483             $ 57,722           1.86%          --
2013  Lowest contract charge 0.00% Service Class       $155.30           --                   --             --        27.63%
      Highest contract charge 0.90% Service Class      $150.20           --                   --             --        26.48%
      All contract charges                                  --          400             $ 52,025           1.49%          --
2012  Lowest contract charge 0.00% Service Class       $121.68           --                   --             --        15.93%
      Highest contract charge 0.90% Service Class      $118.75           --                   --             --        14.89%
      All contract charges                                  --          263             $ 28,328           1.42%          --
2011  Lowest contract charge 0.00% Service Class       $104.96           --                   --             --        (1.78)%
      Highest contract charge 0.90% Service Class      $103.36           --                   --             --        (2.67)%
      All contract charges                                  --          240             $ 23,500           1.11%          --
MFS(R) INVESTORS TRUST SERIES
2015  Lowest contract charge 0.00% Service Class       $173.66           --                   --             --        (0.05)%
      Highest contract charge 0.80% Service Class      $165.90           --                   --             --        (0.84)%
      All contract charges                                  --           13             $  2,199           0.70%          --
2014  Lowest contract charge 0.00% Service Class       $173.74           --                   --             --        10.71%
      Highest contract charge 0.80% Service Class      $167.31           --                   --             --         9.83%
      All contract charges                                  --           12             $  2,089           0.80%          --
2013  Lowest contract charge 0.00% Service Class       $156.93           --                   --             --        31.74%
      Highest contract charge 0.80% Service Class      $152.34           --                   --             --        30.69%
      All contract charges                                  --           10             $  1,500           1.06%          --
2012  Lowest contract charge 0.00% Service Class       $119.12           --                   --             --        18.82%
      Highest contract charge 0.80% Service Class      $116.57           --                   --             --        17.88%
      All contract charges                                  --            5             $    647           1.03%          --
2011  Lowest contract charge 0.00% Service Class       $100.25           --                   --             --        (2.41)%
      Highest contract charge 0.60% Service Class      $ 99.23           --                   --             --        (3.00)%
      All contract charges                                  --            2             $    193           0.80%          --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(I)
2015  Lowest contract charge 0.00% Service Class(j)    $178.35           --                   --             --        (1.63)%
      Highest contract charge 0.90% Service Class(j)   $169.40           --                   --             --        (2.31)%
      All contract charges                                  --           13             $  2,155           0.46%          --
MFS(R) UTILITIES SERIES
2015  Lowest contract charge 0.00% Service Class       $154.79           --                   --             --       (14.75)%
      Highest contract charge 0.00% Service Class      $154.79           --                   --             --       (14.75)%
      All contract charges                                  --           79             $  1,640           4.13%          --
2014  Lowest contract charge 0.00% Service Class       $181.58           --                   --             --        12.47%
      Highest contract charge 0.00% Service Class      $181.58           --                   --             --        12.47%
      All contract charges                                  --           71             $  1,860           1.89%          --
2013  Lowest contract charge 0.00% Service Class       $161.45           --                   --             --        20.22%
      Highest contract charge 0.00% Service Class      $161.45           --                   --             --        20.22%
      All contract charges                                  --           48             $  1,452           2.19%          --
2012  Lowest contract charge 0.00% Service Class       $134.30           --                   --             --        13.21%
      Highest contract charge 0.00% Service Class      $134.30           --                   --             --        13.21%
      All contract charges                                  --           36             $    909           7.57%          --
2011  Lowest contract charge 0.00% Service Class       $118.63           --                   --             --         6.51%
      Highest contract charge 0.00% Service Class      $118.63           --                   --             --         6.51%
      All contract charges                                  --           19             $    700           3.74%          --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.00% Class A             $289.86           --                   --             --         3.99%
      Highest contract charge 0.90% Class A            $290.74           --                   --             --         3.06%
      All contract charges                                  --          542             $373,360           0.16%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2014  Lowest contract charge 0.00% Class A    $278.73           --                   --             --       10.66%
      Highest contract charge 0.90% Class A   $282.12           --                   --             --        9.67%
      All contract charges                         --          585             $389,941           0.10%         --
2013  Lowest contract charge 0.00% Class A    $251.87           --                   --             --       37.20%
      Highest contract charge 0.90% Class A   $257.24           --                   --             --       35.96%
      All contract charges                         --          630             $384,363           0.11%         --
2012  Lowest contract charge 0.00% Class A    $183.58           --                   --             --       14.20%
      Highest contract charge 0.90% Class A   $189.20           --                   --             --       13.17%
      All contract charges                         --          699             $312,057           0.23%         --
2011  Lowest contract charge 0.00% Class A    $160.75           --                   --             --       (6.05)%
      Highest contract charge 0.90% Class A   $167.18           --                   --             --       (6.89)%
      All contract charges                         --          764             $303,259           0.15%         --
MULTIMANAGER AGGRESSIVE EQUITY
2015  Lowest contract charge 0.00% Class B    $147.63           --                   --             --        3.99%
      Highest contract charge 0.60% Class B   $134.13           --                   --             --        3.37%
      All contract charges                         --          194             $ 26,699           0.16%         --
2014  Lowest contract charge 0.00% Class B    $141.96           --                   --             --       10.66%
      Highest contract charge 0.60% Class B   $129.76           --                   --             --       10.00%
      All contract charges                         --          203             $ 27,000           0.10%         --
2013  Lowest contract charge 0.00% Class B    $128.28           --                   --             --       37.14%
      Highest contract charge 0.60% Class B   $117.96           --                   --             --       36.32%
      All contract charges                         --          222             $ 26,718           0.11%         --
2012  Lowest contract charge 0.00% Class B    $ 93.54           --                   --             --       14.21%
      Highest contract charge 0.60% Class B   $ 86.53           --                   --             --       13.51%
      All contract charges                         --          235             $ 20,720           0.23%         --
2011  Lowest contract charge 0.00% Class B    $ 81.90           --                   --             --       (6.28)%
      Highest contract charge 0.60% Class B   $ 76.23           --                   --             --       (6.83)%
      All contract charges                         --          259             $ 20,033           0.15%         --
MULTIMANAGER CORE BOND
2015  Lowest contract charge 0.00% Class A    $169.33           --                   --             --        0.12%
      Highest contract charge 0.60% Class A   $164.16           --                   --             --       (0.47)%
      All contract charges                         --          159             $ 20,844           1.92%         --
2014  Lowest contract charge 0.00% Class A    $169.12           --                   --             --        3.75%
      Highest contract charge 0.60% Class A   $164.94           --                   --             --        3.13%
      All contract charges                         --          167             $ 22,443           2.07%         --
2013  Lowest contract charge 0.00% Class A    $163.01           --                   --             --       (2.40)%
      Highest contract charge 0.60% Class A   $159.94           --                   --             --       (2.98)%
      All contract charges                         --          156             $ 22,518           1.53%         --
2012  Lowest contract charge 0.00% Class A    $167.01           --                   --             --        5.47%
      Highest contract charge 0.60% Class A   $164.86           --                   --             --        4.84%
      All contract charges                         --          159             $ 24,734           2.06%         --
2011  Lowest contract charge 0.00% Class A    $158.35           --                   --             --        6.08%
      Highest contract charge 0.60% Class A   $157.25           --                   --             --        5.44%
      All contract charges                         --          170             $ 25,718           2.61%         --
MULTIMANAGER CORE BOND
2015  Lowest contract charge 0.00% Class B    $174.54           --                   --             --        0.13%
      Highest contract charge 0.90% Class B   $153.79           --                   --             --       (0.77)%
      All contract charges                         --          304             $ 50,153           1.92%         --
2014  Lowest contract charge 0.00% Class B    $174.31           --                   --             --        3.74%
      Highest contract charge 0.90% Class B   $154.99           --                   --             --        2.81%
      All contract charges                         --          327             $ 53,881           2.07%         --
2013  Lowest contract charge 0.00% Class B    $168.02           --                   --             --       (2.35)%
      Highest contract charge 0.90% Class B   $150.75           --                   --             --       (3.23)%
      All contract charges                         --          348             $ 55,539           1.53%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------------
                                                        UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------------- ------------- --------
MULTIMANAGER CORE BOND (CONTINUED)
2012  Lowest contract charge 0.00% Class B    $172.07           --                   --             --         5.47%
      Highest contract charge 0.90% Class B   $155.78           --                   --             --         4.52%
      All contract charges                         --          387              $63,352           2.06%          --
2011  Lowest contract charge 0.00% Class B    $163.14           --                   --             --         5.81%
      Highest contract charge 0.90% Class B   $149.04           --                   --             --         4.85%
      All contract charges                         --          414              $64,265           2.61%          --
MULTIMANAGER MID CAP GROWTH
2015  Lowest contract charge 0.00% Class A    $358.68           --                   --             --        (1.51)%
      Highest contract charge 0.60% Class A   $201.54           --                   --             --        (2.10)%
      All contract charges                         --           31              $10,804           0.00%          --
2014  Lowest contract charge 0.00% Class A    $364.19           --                   --             --         4.85%
      Highest contract charge 0.60% Class A   $205.87           --                   --             --         4.22%
      All contract charges                         --           33              $11,863           0.00%          --
2013  Lowest contract charge 0.00% Class A    $347.33           --                   --             --        40.15%
      Highest contract charge 0.60% Class A   $197.53           --                   --             --        39.31%
      All contract charges                         --           36              $12,410           0.00%          --
2012  Lowest contract charge 0.00% Class A    $247.82           --                   --             --        15.45%
      Highest contract charge 0.60% Class A   $141.79           --                   --             --        14.76%
      All contract charges                         --           39              $ 9,635           0.00%          --
2011  Lowest contract charge 0.00% Class A    $214.65           --                   --             --        (7.65)%
      Highest contract charge 0.60% Class A   $123.55           --                   --             --        (8.21)%
      All contract charges                         --           43              $ 9,091             --           --
MULTIMANAGER MID CAP GROWTH
2015  Lowest contract charge 0.00% Class B    $316.79           --                   --             --        (1.52)%
      Highest contract charge 0.90% Class B   $180.20           --                   --             --        (2.41)%
      All contract charges                         --           97              $19,711           0.00%          --
2014  Lowest contract charge 0.00% Class B    $321.69           --                   --             --         4.86%
      Highest contract charge 0.90% Class B   $184.65           --                   --             --         3.92%
      All contract charges                         --          103              $21,132           0.00%          --
2013  Lowest contract charge 0.00% Class B    $306.77           --                   --             --        40.17%
      Highest contract charge 0.90% Class B   $177.69           --                   --             --        38.91%
      All contract charges                         --          115              $22,530           0.00%          --
2012  Lowest contract charge 0.00% Class B    $218.86           --                   --             --        15.45%
      Highest contract charge 0.90% Class B   $127.92           --                   --             --        14.41%
      All contract charges                         --          129              $17,782           0.00%          --
2011  Lowest contract charge 0.00% Class B    $189.57           --                   --             --        (7.88)%
      Highest contract charge 0.90% Class B   $111.81           --                   --             --        (8.71)%
      All contract charges                         --          133              $16,020             --           --
MULTIMANAGER MID CAP VALUE
2015  Lowest contract charge 0.00% Class A    $352.93           --                   --             --        (5.54)%
      Highest contract charge 0.60% Class A   $215.41           --                   --             --        (6.11)%
      All contract charges                         --           40              $ 9,746           0.68%          --
2014  Lowest contract charge 0.00% Class A    $373.64           --                   --             --         5.34%
      Highest contract charge 0.60% Class A   $229.42           --                   --             --         4.70%
      All contract charges                         --           43              $11,401           0.44%          --
2013  Lowest contract charge 0.00% Class A    $354.71           --                   --             --        35.59%
      Highest contract charge 0.60% Class A   $219.12           --                   --             --        34.78%
      All contract charges                         --           49              $12,048           0.35%          --
2012  Lowest contract charge 0.00% Class A    $261.60           --                   --             --        14.82%
      Highest contract charge 0.60% Class A   $162.58           --                   --             --        14.13%
      All contract charges                         --           52              $10,487           0.37%          --
2011  Lowest contract charge 0.00% Class A    $227.83           --                   --             --       (13.11)%
      Highest contract charge 0.60% Class A   $142.45           --                   --             --       (13.63)%
      All contract charges                         --           52              $ 9,552           0.06%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                              ----------------------------------------------------------------------
                                                         UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                              UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                              ---------- ----------------- ------------------- ------------- --------
MULTIMANAGER MID CAP VALUE
2015  Lowest contract charge 0.00% Class B     $231.18           --                   --             --        (5.55)%
      Highest contract charge 0.90% Class B    $203.69           --                   --             --        (6.40)%
      All contract charges                          --          161              $34,517           0.68%          --
2014  Lowest contract charge 0.00% Class B     $244.76           --                   --             --         5.34%
      Highest contract charge 0.90% Class B    $217.62           --                   --             --         4.39%
      All contract charges                          --          171              $39,089           0.44%          --
2013  Lowest contract charge 0.00% Class B     $232.36           --                   --             --        35.59%
      Highest contract charge 0.90% Class B    $208.47           --                   --             --        34.38%
      All contract charges                          --          183              $39,817           0.35%          --
2012  Lowest contract charge 0.00% Class B     $171.37           --                   --             --        14.82%
      Highest contract charge 0.90% Class B    $155.14           --                   --             --        13.78%
      All contract charges                          --          211              $34,090           0.37%          --
2011  Lowest contract charge 0.00% Class B     $149.25           --                   --             --       (13.33)%
      Highest contract charge 0.90% Class B    $136.35           --                   --             --       (14.11)%
      All contract charges                          --          238              $33,687           0.06%          --
MULTIMANAGER TECHNOLOGY
2015  Lowest contract charge 0.00% Class A     $466.60           --                   --             --         6.29%
      Highest contract charge 0.60% Class A    $239.90           --                   --             --         5.65%
      All contract charges                          --           45              $16,131           0.00%          --
2014  Lowest contract charge 0.00% Class A     $438.98           --                   --             --        13.55%
      Highest contract charge 0.60% Class A    $227.06           --                   --             --        12.86%
      All contract charges                          --           46              $16,479           0.00%          --
2013  Lowest contract charge 0.00% Class A     $386.60           --                   --             --        35.59%
      Highest contract charge 0.60% Class A    $201.18           --                   --             --        34.78%
      All contract charges                          --           43              $15,169           0.00%          --
2012  Lowest contract charge 0.00% Class A     $285.13           --                   --             --        13.43%
      Highest contract charge 0.60% Class A    $149.27           --                   --             --        12.74%
      All contract charges                          --           47              $12,141           0.00%          --
2011  Lowest contract charge 0.00% Class A     $251.38           --                   --             --        (4.58)%
      Highest contract charge 0.60% Class A    $132.40           --                   --             --        (5.14)%
      All contract charges                          --           51              $12,242             --           --
MULTIMANAGER TECHNOLOGY
2015  Lowest contract charge 0.00% Class B     $379.34           --                   --             --         6.29%
      Highest contract charge 0.90% Class B    $206.03           --                   --             --         5.34%
      All contract charges                          --          301              $71,400           0.00%          --
2014  Lowest contract charge 0.00% Class B     $356.88           --                   --             --        13.55%
      Highest contract charge 0.90% Class B    $195.59           --                   --             --        12.53%
      All contract charges                          --          331              $73,397           0.00%          --
2013  Lowest contract charge 0.00% Class B     $314.29           --                   --             --        35.59%
      Highest contract charge 0.90% Class B    $173.81           --                   --             --        34.37%
      All contract charges                          --          353              $69,150           0.00%          --
2012  Lowest contract charge 0.00% Class B     $231.80           --                   --             --        13.43%
      Highest contract charge 0.90% Class B    $129.35           --                   --             --        12.40%
      All contract charges                          --          403              $57,987           0.00%          --
2011  Lowest contract charge 0.00% Class B     $204.36           --                   --             --        (4.82)%
      Highest contract charge 0.90% Class B    $115.08           --                   --             --        (5.67)%
      All contract charges                          --          465              $59,503             --           --
NATURAL RESOURCES PORTFOLIO
2015  Lowest contract charge 0.00% Class II    $ 49.32           --                   --             --       (28.84)%
      Highest contract charge 0.00% Class II   $ 49.32           --                   --             --       (28.84)%
      All contract charges                          --           86              $ 2,626           0.00%          --
2014  Lowest contract charge 0.00% Class II    $ 69.31           --                   --             --       (19.79)%
      Highest contract charge 0.00% Class II   $ 69.31           --                   --             --       (19.79)%
      All contract charges                          --          141              $ 7,525           0.00%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                   ----------------------------------------------------------------------
                                                              UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------------- ------------- --------
NATURAL RESOURCES PORTFOLIO (CONTINUED)
2013  Lowest contract charge 0.00% Class II         $ 86.41           --                   --              --        9.75%
      Highest contract charge 0.00% Class II        $ 86.41           --                   --              --        9.76%
      All contract charges                               --          123              $ 9,220            0.00%         --
2012  Lowest contract charge 0.00% Class II         $ 78.73           --                   --              --       (2.92)%
      Highest contract charge 0.00% Class II        $ 78.73           --                   --              --       (2.92)%
      All contract charges                               --          175              $13,286            0.00%         --
2011  Lowest contract charge 0.00% Class II         $ 81.10           --                   --              --      (19.34)%
      Highest contract charge 0.00% Class II        $ 81.10           --                   --              --      (19.34)%
      All contract charges                               --          302              $24,330              --          --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class    $ 62.19           --                   --              --      (25.66)%
      Highest contract charge 0.90% Advisor Class   $ 59.07           --                   --              --      (26.34)%
      All contract charges                               --          132              $ 8,067            4.22%         --
2014  Lowest contract charge 0.00% Advisor Class    $ 83.66           --                   --              --      (18.75)%
      Highest contract charge 0.90% Advisor Class   $ 80.19           --                   --              --      (19.47)%
      All contract charges                               --          109              $ 9,010            0.27%         --
2013  Lowest contract charge 0.00% Advisor Class    $102.96           --                   --              --      (14.71)%
      Highest contract charge 0.90% Advisor Class   $ 99.58           --                   --              --      (15.48)%
      All contract charges                               --           98              $10,045            1.64%         --
2012  Lowest contract charge 0.00% Advisor Class    $120.72           --                   --              --        5.12%
      Highest contract charge 0.90% Advisor Class   $117.82           --                   --              --        4.18%
      All contract charges                               --           88              $10,567            2.47%         --
2011  Lowest contract charge 0.00% Advisor Class    $114.84           --                   --              --       (7.54)%
      Highest contract charge 0.90% Advisor Class   $113.09           --                   --              --       (8.38)%
      All contract charges                               --           69              $ 7,846           14.44%         --
PIMCO REAL RETURN PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class    $115.70           --                   --              --       (2.81)%
      Highest contract charge 0.90% Advisor Class   $109.90           --                   --              --       (3.67)%
      All contract charges                               --          276              $23,346            3.85%         --
2014  Lowest contract charge 0.00% Advisor Class    $119.04           --                   --              --        2.99%
      Highest contract charge 0.90% Advisor Class   $114.09           --                   --              --        2.07%
      All contract charges                               --          281              $25,631            1.29%         --
2013  Lowest contract charge 0.00% Advisor Class    $115.58           --                   --              --       (9.31)%
      Highest contract charge 0.90% Advisor Class   $111.78           --                   --              --      (10.12)%
      All contract charges                               --          320              $29,938            1.51%         --
2012  Lowest contract charge 0.00% Advisor Class    $127.44           --                   --              --        8.65%
      Highest contract charge 0.90% Advisor Class   $124.37           --                   --              --        7.67%
      All contract charges                               --          366              $40,719            0.92%         --
2011  Lowest contract charge 0.00% Advisor Class    $117.29           --                   --              --       11.57%
      Highest contract charge 0.90% Advisor Class   $115.51           --                   --              --       10.57%
      All contract charges                               --          263              $26,875            1.76%         --
PIMCO TOTAL RETURN PORTFOLIO
2015  Lowest contract charge 0.00% Advisor Class    $121.43           --                   --              --        0.36%
      Highest contract charge 0.90% Advisor Class   $115.34           --                   --              --       (0.55)%
      All contract charges                               --          785              $63,420            4.92%         --
2014  Lowest contract charge 0.00% Advisor Class    $121.00           --                   --              --        4.18%
      Highest contract charge 0.90% Advisor Class   $115.98           --                   --              --        3.24%
      All contract charges                               --          811              $63,291            2.08%         --
2013  Lowest contract charge 0.00% Advisor Class    $116.15           --                   --              --       (2.06)%
      Highest contract charge 0.90% Advisor Class   $112.34           --                   --              --       (2.94)%
      All contract charges                               --          873              $66,772            2.11%         --
2012  Lowest contract charge 0.00% Advisor Class    $118.59           --                   --              --        9.49%
      Highest contract charge 0.90% Advisor Class   $115.74           --                   --              --        8.51%
      All contract charges                               --          816              $70,878            2.48%         --
2011  Lowest contract charge 0.00% Advisor Class    $108.31           --                   --              --        3.51%
      Highest contract charge 0.90% Advisor Class   $106.66           --                   --              --        2.58%
      All contract charges                               --          532              $54,786            2.54%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
T. ROWE PRICE EQUITY INCOME PORTFOLIO-II
2015  Lowest contract charge 0.00% Class II      $152.88           --                   --             --       (7.11)%
      Highest contract charge 0.90% Class II     $145.21           --                   --             --       (7.94)%
      All contract charges                            --          115              $17,055           1.59%         --
2014  Lowest contract charge 0.00% Class II      $164.58           --                   --             --        7.11%
      Highest contract charge 0.90% Class II     $157.74           --                   --             --        6.14%
      All contract charges                            --          127              $20,537           1.50%         --
2013  Lowest contract charge 0.00% Class II      $153.66           --                   --             --       29.41%
      Highest contract charge 0.90% Class II     $148.62           --                   --             --       28.24%
      All contract charges                            --          136              $20,548           1.35%         --
2012  Lowest contract charge 0.00% Class II      $118.74           --                   --             --       16.92%
      Highest contract charge 0.90% Class II     $115.89           --                   --             --       15.87%
      All contract charges                            --          111              $13,048           1.98%         --
2011  Lowest contract charge 0.00% Class II      $101.56           --                   --             --       (1.01)%
      Highest contract charge 0.90% Class II     $100.02           --                   --             --       (1.90)%
      All contract charges                            --           93              $ 9,413           1.61%         --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO-II
2015  Lowest contract charge 0.00% Class II      $342.16           --                   --             --       12.47%
      Highest contract charge 0.00% Class II     $342.16           --                   --             --       12.47%
      All contract charges                            --           84              $ 5,986           0.00%         --
2014  Lowest contract charge 0.00% Class II      $304.22           --                   --             --       31.23%
      Highest contract charge 0.00% Class II     $304.22           --                   --             --       31.23%
      All contract charges                            --           66              $ 6,008           0.00%         --
2013  Lowest contract charge 0.00% Class II      $231.83           --                   --             --       50.51%
      Highest contract charge 0.00% Class II     $231.83           --                   --             --       50.51%
      All contract charges                            --           49              $ 5,013           0.00%         --
2012  Lowest contract charge 0.00% Class II      $154.03           --                   --             --       31.00%
      Highest contract charge 0.00% Class II     $154.03           --                   --             --       31.00%
      All contract charges                            --           22              $ 2,484           0.00%         --
2011  Lowest contract charge 0.00% Class II      $117.58           --                   --             --       10.38%
      Highest contract charge 0.00% Class II     $117.58           --                   --             --       10.38%
      All contract charges                            --           23              $ 2,213           0.00%         --
TARGET 2015 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $134.09           --                   --             --       (1.91)%
      Highest contract charge 0.00% Class B      $134.09           --                   --             --       (1.91)%
      All contract charges                            --           12              $   223           2.33%         --
2014  Lowest contract charge 0.00% Class B       $136.70           --                   --             --        2.96%
      Highest contract charge 0.00% Class B      $136.70           --                   --             --        2.96%
      All contract charges                            --            2              $    38           0.78%         --
2013  Lowest contract charge 0.00% Class B       $132.77           --                   --             --       14.07%
      Highest contract charge 0.00% Class B      $132.77           --                   --             --       14.07%
      All contract charges                            --            2              $   118           0.59%         --
2012  Lowest contract charge 0.00% Class B       $116.39           --                   --             --       10.86%
      Highest contract charge 0.00% Class B      $116.39           --                   --             --       10.86%
      All contract charges                            --            7              $   661           0.31%         --
2011  Lowest contract charge 0.00% Class B       $104.99           --                   --             --       (2.81)%
      Highest contract charge 0.00% Class B      $104.99           --                   --             --       (2.81)%
      All contract charges                            --           30              $ 3,123           1.52%         --
TARGET 2025 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $138.98           --                   --             --       (2.04)%
      Highest contract charge 0.60% Class B(h)   $ 93.80           --                   --             --       (5.65)%
      All contract charges                            --           49              $ 1,261           1.41%         --
2014  Lowest contract charge 0.00% Class B       $141.87           --                   --             --        4.03%
      Highest contract charge 0.00% Class B      $141.87           --                   --             --        4.03%
      All contract charges                            --           46              $   915           1.55%         --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------
                                                           UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------------- ------------- --------
TARGET 2025 ALLOCATION (CONTINUED)
2013  Lowest contract charge 0.00% Class B       $136.37           --                  --              --        19.10%
      Highest contract charge 0.00% Class B      $136.37           --                  --              --        19.10%
      All contract charges                            --           27              $  506            1.01%          --
2012  Lowest contract charge 0.00% Class B       $114.50           --                  --              --        12.85%
      Highest contract charge 0.00% Class B      $114.50           --                  --              --        12.85%
      All contract charges                            --           23              $1,025            0.27%          --
2011  Lowest contract charge 0.00% Class B       $101.46           --                  --              --        (3.91)%
      Highest contract charge 0.00% Class B      $101.46           --                  --              --        (3.91)%
      All contract charges                            --           55              $5,145            1.44%          --
TARGET 2035 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $141.87           --                  --              --        (2.03)%
      Highest contract charge 0.60% Class B(h)   $ 93.47           --                  --              --        (5.98)%
      All contract charges                            --           24              $  864            1.43%          --
2014  Lowest contract charge 0.00% Class B       $144.81           --                  --              --         4.49%
      Highest contract charge 0.00% Class B      $144.81           --                  --              --         4.49%
      All contract charges                            --           18              $  934            1.40%          --
2013  Lowest contract charge 0.00% Class B       $138.59           --                  --              --        22.25%
      Highest contract charge 0.00% Class B      $138.59           --                  --              --        22.25%
      All contract charges                            --           12              $  760            2.05%          --
2012  Lowest contract charge 0.00% Class B       $113.37           --                  --              --        14.11%
      Highest contract charge 0.00% Class B      $113.37           --                  --              --        14.11%
      All contract charges                            --            8              $  263            0.06%          --
2011  Lowest contract charge 0.00% Class B       $ 99.35           --                  --              --        (4.64)%
      Highest contract charge 0.00% Class B      $ 99.35           --                  --              --        (4.64)%
      All contract charges                            --           76              $7,180            1.43%          --
TARGET 2045 ALLOCATION
2015  Lowest contract charge 0.00% Class B       $142.67           --                  --              --        (2.23)%
      Highest contract charge 0.60% Class B(h)   $ 92.93           --                  --              --        (6.52)%
      All contract charges                            --           16              $  571            1.91%          --
2014  Lowest contract charge 0.00% Class B       $145.92           --                  --              --         4.77%
      Highest contract charge 0.00% Class B      $145.92           --                  --              --         4.77%
      All contract charges                            --            9              $  259            1.38%          --
2013  Lowest contract charge 0.00% Class B       $139.27           --                  --              --        25.22%
      Highest contract charge 0.00% Class B      $139.27           --                  --              --        25.22%
      All contract charges                            --            7              $  209            1.29%          --
2012  Lowest contract charge 0.00% Class B       $111.22           --                  --              --        15.43%
      Highest contract charge 0.00% Class B      $111.22           --                  --              --        15.43%
      All contract charges                            --            9              $  349            0.41%          --
2011  Lowest contract charge 0.00% Class B       $ 96.35           --                  --              --        (5.53)%
      Highest contract charge 0.00% Class B      $ 96.35           --                  --              --        (5.53)%
      All contract charges                            --           16              $1,148            1.10%          --
TARGET 2055 ALLOCATION
2015  Lowest contract charge 0.00% Class B(h)    $ 93.79           --                  --              --        (6.70)%
      Highest contract charge 0.00% Class B(h)   $ 93.79           --                  --              --        (6.70)%
      All contract charges                            --           --              $   46            3.95%          --
TEMPLETON DEVELOPING MARKETS VIP FUND
2015  Lowest contract charge 0.00% Class 2       $ 78.96           --                  --              --       (19.60)%
      Highest contract charge 0.90% Class 2      $ 74.99           --                  --              --       (20.33)%
      All contract charges                            --          101              $7,804            1.97%          --
2014  Lowest contract charge 0.00% Class 2       $ 98.21           --                  --              --        (8.39)%
      Highest contract charge 0.90% Class 2      $ 94.13           --                  --              --        (9.21)%
      All contract charges                            --           99              $9,492            1.48%          --
2013  Lowest contract charge 0.00% Class 2       $107.20           --                  --              --        (0.92)%
      Highest contract charge 0.90% Class 2      $103.68           --                  --              --        (1.82)%
      All contract charges                            --           92              $9,698            1.95%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2015

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------------------------
                                                               UNITS OUTSTANDING    ACCUMULATION      INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------------- ------------- --------
TEMPLETON DEVELOPING MARKETS VIP FUND (CONTINUED)
2012  Lowest contract charge 0.00% Class 2           $108.20           --                   --             --        13.16%
      Highest contract charge 0.90% Class 2          $105.60           --                   --             --        12.14%
      All contract charges                                --           91              $ 9,640           1.42%          --
2011  Lowest contract charge 0.00% Class 2           $ 95.62           --                   --             --       (15.85)%
      Highest contract charge 0.90% Class 2          $ 94.17           --                   --             --       (16.61)%
      All contract charges                                --           79              $ 7,494           1.03%          --
TEMPLETON GLOBAL BOND VIP FUND
2015  Lowest contract charge 0.00% Class 2           $118.80           --                   --             --        (4.30)%
      Highest contract charge 0.90% Class 2          $112.84           --                   --             --        (5.17)%
      All contract charges                                --          529              $42,461           7.79%          --
2014  Lowest contract charge 0.00% Class 2           $124.14           --                   --             --         1.83%
      Highest contract charge 0.90% Class 2          $118.99           --                   --             --         0.92%
      All contract charges                                --          515              $47,540           5.01%          --
2013  Lowest contract charge 0.00% Class 2           $121.91           --                   --             --         1.63%
      Highest contract charge 0.90% Class 2          $117.90           --                   --             --         0.71%
      All contract charges                                --          531              $54,314           5.00%          --
2012  Lowest contract charge 0.00% Class 2           $119.95           --                   --             --        15.06%
      Highest contract charge 0.90% Class 2          $117.07           --                   --             --        14.03%
      All contract charges                                --          627              $71,476           6.27%          --
2011  Lowest contract charge 0.00% Class 2           $104.25           --                   --             --        (0.87)%
      Highest contract charge 0.90% Class 2          $102.67           --                   --             --        (1.76)%
      All contract charges                                --          558              $56,997           5.42%          --
TEMPLETON GROWTH VIP FUND
2015  Lowest contract charge 0.00% Class 2           $139.77           --                   --             --        (6.48)%
      Highest contract charge 0.90% Class 2          $132.75           --                   --             --        (7.33)%
      All contract charges                                --           33              $ 4,511           2.55%          --
2014  Lowest contract charge 0.00% Class 2           $149.46           --                   --             --        (2.82)%
      Highest contract charge 0.90% Class 2          $143.25           --                   --             --        (3.69)%
      All contract charges                                --           36              $ 5,379           1.34%          --
2013  Lowest contract charge 0.00% Class 2           $153.79           --                   --             --        30.82%
      Highest contract charge 0.90% Class 2          $148.74           --                   --             --        29.64%
      All contract charges                                --           29              $ 4,333           2.50%          --
2012  Lowest contract charge 0.00% Class 2           $117.56           --                   --             --        21.07%
      Highest contract charge 0.90% Class 2          $114.73           --                   --             --        19.97%
      All contract charges                                --           11              $ 1,364           2.11%          --
2011  Lowest contract charge 0.00% Class 2           $ 97.10           --                   --             --        (6.97)%
      Highest contract charge 0.90% Class 2          $ 95.63           --                   --             --        (7.81)%
      All contract charges                                --           10              $ 1,008           1.34%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
2015  Lowest contract charge 0.00% Class S Shares    $ 59.42           --                   --             --       (33.62)%
      Highest contract charge 0.90% Class S Shares   $ 56.43           --                   --             --       (34.23)%
      All contract charges                                --          147              $ 8,559           0.03%          --
2014  Lowest contract charge 0.00% Class S Shares    $ 89.52           --                   --             --       (19.34)%
      Highest contract charge 0.90% Class S Shares   $ 85.80           --                   --             --       (20.07)%
      All contract charges                                --          127              $11,178           0.00%          --
2013  Lowest contract charge 0.00% Class S Shares    $110.99           --                   --             --        10.30%
      Highest contract charge 0.90% Class S Shares   $107.34           --                   --             --         9.30%
      All contract charges                                --          115              $12,630           0.51%          --
2012  Lowest contract charge 0.00% Class S Shares    $100.63           --                   --             --         3.10%
      Highest contract charge 0.90% Class S Shares   $ 98.21           --                   --             --         2.18%
      All contract charges                                --          118              $11,742           0.65%          --
2011  Lowest contract charge 0.00% Class S Shares    $ 97.60           --                   --             --       (16.69)%
      Highest contract charge 0.90% Class S Shares   $ 96.11           --                   --             --       (17.45)%
      All contract charges                                --          102              $ 9,923           0.63%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2015

8. Financial Highlights (Concluded)

                                                                                   YEARS ENDED DECEMBER 31,
                                                            --------------------------------------------------------------
                                                                       UNITS OUTSTANDING    ACCUMULATION      INVESTMENT
                                                            UNIT VALUE      (000'S)      UNIT VALUES (000'S) INCOME RATIO*
                                                            ---------- ----------------- ------------------- -------------
VANGUARD VARIABLE INSURANCE FUND -- EQUITY INDEX PORTFOLIO
2015   Lowest contract charge 0.60% Investor Share Class     $212.51          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $212.51          --                   --              --
       All contract charges                                       --          37               $7,894            1.66%
2014   Lowest contract charge 0.60% Investor Share Class     $211.12          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $211.12          --                   --              --
       All contract charges                                       --          36               $7,580            1.67%
2013   Lowest contract charge 0.60% Investor Share Class     $187.12          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $187.12          --                   --              --
       All contract charges                                       --          34               $6,456            4.22%
2012   Lowest contract charge 0.60% Investor Share Class     $142.42          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $142.42          --                   --              --
       All contract charges                                       --          33               $4,681            1.76%
2011   Lowest contract charge 0.60% Investor Share Class     $123.67          --                   --              --
       Highest contract charge 0.60% Investor Share Class    $123.67          --                   --              --
       All contract charges                                       --          29               $3,537            1.67%

                                                     --------
                                                      TOTAL
                                                     RETURN**
                                                     --------

Lowest contract charge 0.60% Investor Share Class      0.66%
Highest contract charge 0.60% Investor Share Class     0.66%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class     12.83%
Highest contract charge 0.60% Investor Share Class    12.83%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class     31.39%
Highest contract charge 0.60% Investor Share Class    31.39%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class     15.16%
Highest contract charge 0.60% Investor Share Class    15.16%
All contract charges                                     --
Lowest contract charge 0.60% Investor Share Class      1.32%
Highest contract charge 0.60% Investor Share Class     1.32%
All contract charges                                     --

   ----------
  (a)Units were made available on May 2, 2011.
  (b)Units were made available on May 20, 2013.
  (c)AXA International Core Managed Volatility replaced Multimanager International Equity due to a fund merger on June 13, 2014.
  (d)AXA Large Cap Value Managed Volatility replaced Multimanager Large Cap Value due to a fund merger on June 13, 2014.
  (e)EQ/Invesco Comstock replaced EQ/Lord Abbett Large Cap Core due to a fund merger on June 13, 2014.
  (f)AXA Large Cap Core Managed Volatility replaced Multimanager Large Cap Core Equity due to a fund merger on June 20, 2014.
  (g)AXA Large Cap Growth Managed Volatility replaced EQ/Equity Growth PLUS due to a fund merger on June 20, 2014.
  (h)Units were made available on May 26, 2015.
  (i)MFS(R) Massachusetts Investors Growth Stock Portfolio replaced MFS(R) Investors Growth Stock Series due to a fund merger on March 27, 2015.
  (j)Units were made available on March 27, 2015.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2015 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm......................................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2015 and 2014....................................... F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31, 2015, 2014 and 2013...... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2015, 2014
   and 2013..................................................................................... F-4
  Consolidated Statements of Equity, Years Ended December 31, 2015, 2014 and 2013............... F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2015, 2014 and 2013........... F-6
  Notes to Consolidated Financial Statements
   Note 1 -- Organization....................................................................... F-8
   Note 2 -- Significant Accounting Policies.................................................... F-8
   Note 3 -- Investments........................................................................ F-21
   Note 4 -- Goodwill and Other Intangible Assets............................................... F-38
   Note 5 -- Closed Block....................................................................... F-39
   Note 6 -- Contractholder Bonus Interest Credits.............................................. F-40
   Note 7 -- Fair Value Disclosures............................................................. F-41
   Note 8 -- GMDB, GMIB, GIB, GWBL and Other Features and No Lapse Guarantee Features........... F-52
   Note 9 -- Reinsurance Agreements............................................................. F-56
   Note 10 -- Short-Term and Long-Term Debt..................................................... F-57
   Note 11 -- Related Party Transactions........................................................ F-58
   Note 12 -- Employee Benefit Plans............................................................ F-60
   Note 13 -- Share-Based and Other Compensation Programs....................................... F-64
   Note 14 -- Income Taxes...................................................................... F-70
   Note 15 -- Accumulated Other Comprehensive Income (Loss)..................................... F-72
   Note 16 -- Commitments and Contingent Liabilities............................................ F-73
   Note 17 -- Litigation........................................................................ F-74
   Note 18 -- Insurance Group Statutory Financial Information................................... F-76
   Note 19 -- Business Segment Information...................................................... F-77
   Note 20 -- Quarterly Results of Operations (Unaudited)....................................... F-77

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries (the "Company") at December 31, 2015 and December 31, 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 18, 2016

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2015 AND 2014

                                                      2015       2014
                                                   ---------- ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value (amortized cost of $31,201 and 30,795)... $   31,893 $   33,034
  Mortgage loans on real estate (net of valuation
   allowances of $6 and $37)......................      7,171      6,463
  Policy loans....................................      3,393      3,408
  Other equity investments........................      1,477      1,757
  Trading securities, at fair value...............      6,805      5,143
  Other invested assets...........................      1,788      1,978
                                                   ---------- ----------
   Total investments..............................     52,527     51,783
Cash and cash equivalents.........................      3,028      2,716
Cash and securities segregated, at fair value.....        565        476
Broker-dealer related receivables.................      1,971      1,899
Securities purchased under agreements to resell...         79         --
Deferred policy acquisition costs.................      4,469      4,271
Goodwill and other intangible assets, net.........      3,733      3,762
Amounts due from reinsurers.......................      4,466      4,051
Loans to affiliates...............................      1,087      1,087
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................     10,570     10,711
Other assets......................................      4,634      4,190
Separate Accounts' assets.........................    107,497    111,059
                                                   ---------- ----------

TOTAL ASSETS...................................... $  194,626 $  196,005
                                                   ========== ==========

LIABILITIES
Policyholders' account balances................... $   33,033 $   31,848
Future policy benefits and other policyholders
  liabilities.....................................     24,531     23,484
Broker-dealer related payables....................        404        551
Securities sold under agreements to repurchase....      1,890        950
Customers related payables........................      1,715      1,501
Amounts due to reinsurers.........................        131         74
Short-term debt...................................        584        689
Current and deferred income taxes.................      4,647      4,785
Other liabilities.................................      2,586      2,939
Separate Accounts' liabilities....................    107,497    111,059
                                                   ---------- ----------
   Total liabilities..............................    177,018    177,880
                                                   ---------- ----------
Redeemable Noncontrolling Interest................ $       13 $       17
                                                   ---------- ----------

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding............. $        2 $        2
  Capital in excess of par value..................      5,321      5,957
  Retained earnings...............................      8,958      8,809
  Accumulated other comprehensive income (loss)...        228        351
                                                   ---------- ----------
   Total AXA Equitable's equity...................     14,509     15,119
                                                   ---------- ----------
Noncontrolling interest...........................      3,086      2,989
                                                   ---------- ----------
   Total equity...................................     17,595     18,108
                                                   ---------- ----------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $  194,626 $  196,005
                                                   ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                           2015      2014      2013
                                                         --------  --------  --------
                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income................................................ $  3,574  $  3,475  $  3,546
Premiums................................................      488       514       496
Net investment income (loss):
  Investment income (loss) from derivative instruments..      (81)    1,605    (2,866)
  Other investment income (loss)........................    2,057     2,210     2,237
                                                         --------  --------  --------
   Total net investment income (loss)...................    1,976     3,815      (629)
                                                         --------  --------  --------
Investment gains (losses), net:
  Total other-than-temporary impairment losses..........      (41)      (72)      (81)
  Portion of loss recognized in other comprehensive
   income (loss)........................................       --        --        15
                                                         --------  --------  --------
   Net impairment losses recognized.....................      (41)      (72)      (66)
  Other investment gains (losses), net..................       21        14       (33)
                                                         --------  --------  --------
     Total investment gains (losses), net...............      (20)      (58)      (99)
                                                         --------  --------  --------
Commissions, fees and other income......................    3,942     3,930     3,823
Increase (decrease) in the fair value of the
  reinsurance contract asset............................     (141)    3,964    (4,297)
                                                         --------  --------  --------
     Total revenues.....................................    9,819    15,640     2,840
                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................    2,799     3,708     1,691
Interest credited to policyholders' account balances....      978     1,186     1,373
Compensation and benefits...............................    1,783     1,739     1,743
Commissions.............................................    1,111     1,147     1,160
Distribution related payments...........................      394       413       423
Amortization of deferred sales commissions..............       49        42        41
Interest expense........................................       20        53        88
Amortization of deferred policy acquisition costs.......      284       215       580
Capitalization of deferred policy acquisition costs.....     (615)     (628)     (655)
Rent expense............................................      165       163       169
Amortization of other intangible assets.................       28        27        24
Other operating costs and expenses......................    1,173     1,460     1,512
                                                         --------  --------  --------
     Total benefits and other deductions................    8,169     9,525     8,149
                                                         --------  --------  --------
Earnings (loss) from operations, before income taxes....    1,650     6,115  $ (5,309)
Income tax (expense) benefit............................     (186)   (1,695)    2,073
                                                         --------  --------  --------

Net earnings (loss).....................................    1,464     4,420    (3,236)
  Less: net (earnings) loss attributable to the
   noncontrolling interest..............................     (403)     (387)     (337)
                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....... $  1,061  $  4,033  $ (3,573)
                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................... $   1,464  $   4,420  $  (3,236)
                                                   ---------  ---------  ---------

Other comprehensive income (loss) net of income
taxes:
   Foreign currency translation adjustment........       (25)       (21)       (12)
   Change in unrealized gains (losses), net of
     reclassification adjustment..................      (881)       969     (1,199)
   Changes in defined benefit plan related items
     not yet recognized in periodic benefit cost,
     net of reclassification adjustment...........        (4)       (23)       299
                                                   ---------  ---------  ---------
Total other comprehensive income (loss), net of
  income taxes....................................      (910)       925       (912)
                                                   ---------  ---------  ---------

Comprehensive income (loss).......................       554      5,345     (4,148)

  Less: Comprehensive (income) loss attributable
   to noncontrolling interest.....................      (388)      (358)      (345)
                                                   ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA
  Equitable....................................... $     166  $   4,987  $  (4,493)
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                      2015       2014       2013
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
  Common stock, at par value, beginning and end
   of year........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning of
   year...........................................     5,957      5,934      5,992
  Deferred tax on dividend of AB Units............       (35)       (26)        --
  Non cash capital contribution from AXA
   Financial (See Note 12)........................       137         --         --
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................      (772)        --         --
  Changes in capital in excess of par value.......        34         49        (58)
                                                   ---------  ---------  ---------
  Capital in excess of par value, end of year.....     5,321      5,957      5,934
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............     8,809      5,205      9,125
  Net earnings (loss).............................     1,061      4,033     (3,573)
  Stockholder dividends...........................      (912)      (429)      (347)
                                                   ---------  ---------  ---------
  Retained earnings, end of year..................     8,958      8,809      5,205
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year..............................       351       (603)       317
  Transfer of unrecognized net actuarial loss of
   the AXA Equitable Qualified Pension Plan to
   AXA Financial (see Note 15)....................       772         --         --
  Other comprehensive income (loss)...............      (895)       954       (920)
                                                   ---------  ---------  ---------
  Accumulated other comprehensive income (loss),
   end of year....................................       228        351       (603)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR......    14,509     15,119     10,538
                                                   ---------  ---------  ---------

  Noncontrolling interest, beginning of year......     2,989      2,903      2,494
  Repurchase of AB Holding units..................      (154)       (62)       (76)
  Net earnings (loss) attributable to
   noncontrolling interest........................       403        387        337
  Dividends paid to noncontrolling interest.......      (414)      (401)      (306)
  Dividend of AB Units by AXA Equitable to AXA
   Financial......................................       145         48        113
  Other comprehensive income (loss) attributable
   to noncontrolling interest.....................       (15)       (29)         8
  Other changes in noncontrolling interest........       132        143        333
                                                   ---------  ---------  ---------

     Noncontrolling interest, end of year.........     3,086      2,989      2,903
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  17,595  $  18,108  $  13,441
                                                   =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

                                                            2015       2014       2013
                                                         ---------  ---------  ---------
                                                                  (IN MILLIONS)
Net earnings (loss)..................................... $   1,464  $   4,420  $  (3,236)
  Adjustments to reconcile net earnings (loss) to net
  cash provided by operating activities:
   Interest credited to policyholders' account
     balances...........................................       978      1,186      1,373
   Universal life and investment-type product policy
     fee income.........................................    (3,574)    (3,475)    (3,546)
   Net change in broker-dealer and customer related
     receivables/payables...............................       (38)      (525)      (740)
   (Income) loss related to derivative instruments......        81     (1,605)     2,866
   Change in reinsurance recoverable with affiliate.....      (581)      (128)      (176)
   Investment (gains) losses, net.......................        20         58         99
   Change in segregated cash and securities, net........       (89)       505        571
   Change in deferred policy acquisition costs..........      (331)      (413)       (74)
   Change in future policy benefits.....................       961      1,647       (384)
   Change in current and deferred income taxes..........       258      1,448     (1,754)
   Real estate related write-off charges................        --         25         56
   Change in accounts payable and accrued expenses......        38       (259)        33
   Change in the fair value of the reinsurance
     contract asset.....................................       141     (3,964)     4,297
   Contribution to pension plans........................        --         (6)        --
   Amortization of deferred compensation................       172        171        159
   Amortization of deferred sales commission............        49         42         41
   Amortization of reinsurance cost.....................        39        302        302
   Other depreciation and amortization..................       (18)        44        122
   Amortization of other intangibles....................        28         27         24
   Other, net...........................................       116       (117)       128
                                                         ---------  ---------  ---------

  Net cash provided by (used in) operating activities...      (286)      (617)       161
                                                         ---------  ---------  ---------

  Cash flows from investing activities:
   Maturities and repayments of fixed maturities and
     mortgage loans on real estate......................     3,996      2,975      3,691
   Sales of investments.................................     1,284      1,099      3,444
   Purchases of investments.............................    (6,145)    (6,751)    (6,057)
   Purchases of trading account securities..............   (12,501)    (7,014)    (3,794)
   Sales maturities and repayment of trading account
     securities.........................................    10,810      6,077      1,893
   Cash settlements related to derivative instruments...       529        999     (2,500)
   Purchase of business, net of cash acquired...........        --        (61)        --
   Change in short-term investments.....................      (363)        (5)        --
   Decrease in loans to affiliates......................        --         --          5
   Increase in loans to affiliates......................        --         --        (56)
   Investment in capitalized software, leasehold
     improvements and EDP equipment.....................       (71)       (83)       (67)
   Other, net...........................................        35         (9)        12
                                                         ---------  ---------  ---------

  Net cash provided by (used in) investing activities... $  (2,426) $  (2,773) $  (3,429)
                                                         ---------  ---------  ---------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                  (CONTINUED)

                                                      2015       2014       2013
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
   Deposits........................................ $  4,821  $   5,034  $   5,469
   Withdrawals and transfers to Separate Accounts..     (880)    (1,075)    (1,188)
  Change in short-term financings..................       95        221        (55)
  Change in collateralized pledged liabilities.....     (270)       430       (663)
  Change in collateralized pledged assets..........       (2)       (12)       (18)
  Repayment of Loans from Affiliates...............       --       (825)      (500)
  Repayment of long term debt......................     (200)        --         --
  Shareholder dividends paid.......................     (767)      (382)      (234)
  Repurchase of AB Holding units...................     (214)       (90)      (113)
  Distribution to noncontrolling interest in
   consolidated subsidiaries.......................     (414)      (401)      (306)
  Increase (decrease) in Securities sold under
   agreement to repurchase.........................      939        950         --
  Change in securities sold under agreements to
   resale..........................................      (79)        --         --
  Other, net.......................................        5         (7)        --
                                                    --------  ---------  ---------

Net cash provided by (used in) financing
  activities.......................................    3,034      3,843      2,392
                                                    --------  ---------  ---------

Effect of exchange rate changes on cash and cash
  equivalents......................................      (10)       (20)        (3)
Change in cash and cash equivalents................      312        433       (879)
Cash and cash equivalents, beginning of year.......    2,716      2,283      3,162
                                                    --------  ---------  ---------

Cash and Cash Equivalents, End of Year............. $  3,028  $   2,716  $   2,283
                                                    ========  =========  =========

Supplemental cash flow information:
  Interest Paid.................................... $     19  $      72  $      91
                                                    ========  =========  =========
  Income Taxes (Refunded) Paid..................... $    (80) $     272  $    (214)
                                                    ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is a direct, wholly-owned subsidiary of AXA Equitable Financial Services, LLC ("AEFS"). AEFS is a direct, wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in financial protection.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently.

   Insurance

   The Insurance segment offers a variety of term, variable and universal life insurance products, variable and fixed-interest annuity products and investment products including mutual funds principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable and its indirect, wholly-owned insurance subsidiaries and AXA Equitable Funds Management Group ("AXA Equitable FMG").

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AB"). AB provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AB that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AB is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AB is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AB are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2015 and 2014, the Company's economic interest in AB was 28.6% and 32.2%, respectively. At December 31, 2015 and 2014, respectively, AXA and its subsidiaries' economic interest in AB (including AXA Financial Group) was approximately 62.8% and 62.7%. AXA Equitable is the parent of AllianceBernstein Corporation, the general partner ("General Partner") of the limited partnership, as a result it consolidates AB in the Company's consolidated financial statements.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiaries engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AB; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2015", "2014" and "2013" refer to the years ended December 31, 2015, 2014 and 2013, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Accounting and Consolidation of VIE's

   For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations ("CDOs")), the Company first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

   The Company provides seed capital to its investment teams to develop new products and services for their clients. The Company's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. The Company evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AB earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2015, AB had significant variable interests in certain other structured products and hedge funds with approximately $28 million in client AUM. However, these VIEs do not require consolidation because management has determined that AB is not the primary beneficiary of the expected losses or expected residual returns of these entities. AB's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Adoption of New Accounting Pronouncements

   In June 2014, the Financial Accounting Standards Board ("FASB") issued new guidance for repurchase-to-maturity transactions, repurchase financings and added disclosure requirements, which aligns the accounting for repurchase-to-maturity transactions and repurchase financing arrangements with the accounting for other typical repurchase agreements. The new guidance also requires additional disclosures about repurchase agreements and similar transactions. The accounting changes and disclosure requirements were effective for interim or annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance was effective for annual periods beginning after December 15, 2014. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   Future Adoption of New Accounting Pronouncements

   In February 2016, the FASB issued revised guidance to lease accounting. The revised guidance will require lessees to recognize a right-of-use asset and a lease liability for virtually all of their leases. Lessor accounting will continue to be similar to the current model, but updated to align with certain changes to the lessee model. Extensive quantitative and qualitative disclosures, including significant judgments made by management, will be required to provide greater insight into the extent of revenue and expense recognized and expected to be recognized from existing contracts. The revised guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In January 2016, the FASB issued new guidance related to recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. New guidance is effective prospectively for fiscal years (and interim periods within those years) beginning after December 15, 2017. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   In May 2015, the FASB issued new guidance related to disclosures for investments in certain entities that calculate net asset value ("NAV") per share (or its equivalent). Under the new guidance, investments measured at NAV, as a practical expedient for fair value, are excluded from the fair value hierarchy. Removing investments measured using the practical expedient from the fair value hierarchy is intended to eliminate the diversity in practice that currently exists with respect to the categorization of these investments. The only criterion for categorizing investments in the fair value hierarchy will be the observability of the inputs. The amendment is effective retrospectively for fiscal years (and interim periods within those years) beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In April 2015, the FASB issued new guidance, simplifying the presentation of debt issuance costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance is effective retrospectively for interim or annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In February 2015, the FASB issued a new consolidation standard that makes targeted amendments to the VIE assessment, including guidance specific to limited partnerships and similar entities, and ends the deferral granted to investment companies for applying the VIE guidance. The new standard is effective for annual periods, beginning after December 15, 2015, but may be early-adopted in any interim period. Management currently is evaluating the impacts this guidance may have on the Company's consolidated financial statements.

   In August 2014, the FASB issued new guidance which requires management to evaluate whether there is "substantial doubt" about the reporting entity's ability to continue as a going concern and provide related footnote disclosures about those uncertainties, if they exist. The new guidance is effective for annual periods, ending after December 15, 2016 and interim periods thereafter. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In June 2014, the FASB issued new guidance for accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The new guidance is effective for interim and annual periods beginning after December 15, 2015. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2014, the FASB issued new revenue recognition guidance that is intended to improve and converge the financial reporting requirements for revenue from contracts with customers with International Financial Reporting Standards ("IFRS"). The new guidance applies to contracts that deliver goods or services to a customer, except when those contracts are for: insurance, leases, rights and obligations that are in the scope of certain financial instruments (i.e., derivative contracts) and guarantees other than product or service warranties. The new guidance is effective for interim and annual periods, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. Management is currently evaluating the impact that adoption of this guidance will have on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York State Department of Financial Services, (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in other investment income (loss) in the statements of Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by AXA Equitable and certain subsidiaries on the lives of certain key employees and AXA Equitable and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2015 and 2014, the carrying value of COLI was $864 million and $803 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Investment income (loss) from derivative instruments" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Mortgage Loans on Real Estate ("mortgage loans"):

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's Investments Under Surveillance ("IUS") Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2015 and 2014, the carrying values of commercial mortgage loans that had been classified as nonaccrual mortgage loans were $72 million and $89 million, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring ("TDR"), the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the mortgage loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of Accumulated Other Comprehensive Income ("AOCI"), net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades.

   Recognition of Insurance Income and Related Expenses

   Deposits related to UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   AXA Equitable FMG performs investment advisory and administrative services to investment companies, currently AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT"), 1290 Funds, AXA Allocation Funds Trusts and AXA Offshore Multimanager Funds Trust ("Other AXA Trusts"). AXA Equitable FMG has entered into sub-advisory agreements with affiliated and unaffiliated registered investment advisers to provide sub-advisory services to AXA Equitable FMG with respect to certain portfolios of EQAT and the Other AXA Trusts. AXA Equitable FMG's administrative services include, among others, fund accounting and compliance services. AXA Equitable FMG has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. to provide certain sub-administration services to AXA Equitable FMG as instructed by AXA Equitable FMG. AXA Equitable FMG earns fees related to these services; the fees are calculated as a percentage of assets under management and are recorded in Commissions, fees and other income in the Consolidated statements of earnings (loss) as the related services are performed. Sub-advisory and sub-administrative expenses associated with the services are calculated and recorded as the related services are performed in Other operating costs and expenses in the Consolidated statements of earnings (loss).

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. In second quarter 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its Reversion to the Mean ("RTM") assumption from 9.0% to 7.0%. The average gross long-term return measurement start date was also updated to December 31, 2014. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2015, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.65% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.65% net of product weighted average Separate Account fees) and 0.0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2015, the average rate of assumed investment yields, excluding policy loans, was 5.1% grading to 4.5% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 5.0% to 6.3% (weighted average of 5.1%) for approximately 99.0% of life insurance liabilities and from 1.6% to 6.5% (weighted average of 5.1%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), AXA Equitable has access to collateralized borrowings. AXA Equitable may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require AXA Equitable to pledge qualified mortgage-backed assets and/or government securities as collateral. As entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLB stock, AXA Equitable has purchased FHLBNY stock of $31 million, as of December 31, 2015. At December 31, 2015, AXA Equitable had $500 million of outstanding funding agreements with the FHLBNY. These funding agreements were used for asset liability management purposes. For other instruments used for asset liability management purposes, see "Derivative and offsetting assets and liabilities" included in
   Note 3.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. These various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. The GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the

   GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2015, participating policies, including those in the Closed Block, represent approximately 5.2% ($18,599 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of AXA Equitable. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Company does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of seven Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements. These Separate Accounts are combined on a line-by-line basis with the Company's General Account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the General Account.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Company does not bear the investment risk are reflected directly in Separate Accounts liabilities. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such Separate Accounts are offset within the same line in the consolidated statements of earnings (loss). For 2015, 2014 and 2013, investment results of such Separate Accounts were gains (losses) of $1,148 million, $5,959 million and $19,022 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AB sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AB's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2015 was not impaired.

   AB's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2015. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AB's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AB's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the acquisition of SCB Inc., an investment research and management company formerly known as Sanford C. Bernstein Inc. ("Bernstein Acquisition") and the purchase of units of the limited partnership interest in AB ("AB Units"). In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AB Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. The Company provides for Federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Out of Period Adjustments

   In 2015, the Company recorded several out-of-period adjustments ("OOPA") in its financial statements These OOPAs resulted in understating the 2015 total revenues by $112 million, and understated total benefits and other deductions by $51 million. These OOPAs primarily related to errors in the models used to calculate the initial fee liability amortization, affiliated ceded reserves and deferred cost of reinsurance for certain of its variable and interest sensitive life ("VISL") products. In addition, the Company recorded an OOPA in 2015 related an error in the model used to calculate the deferred cost of reinsurance with an un-affiliated reinsurer related to the reinsurance of the Company's Disability Insurance ("DI") business. As a result of these OOPAs, the 2015 earnings (loss) from operations, before income tax was understated by $61 million, and the net earnings were understated by $40 million.

   In 2014, the Company recorded several OOPAs in its financial statements. The Company refined the models used to calculate the fair value of the GMIB reinsurance asset and the GMIB and GMDB liabilities. In addition, the Company recorded an OOPA related to an understatement of the dividend of AB Units by AXA Equitable to AXA Financial during the year ended December 31, 2013 and the related deferred tax liability for the excess of the fair value of the AB Unit dividend over the recorded value. The net impact of the corrections to AXA Equitable's shareholders' equity and Net earnings was a decrease of $1 million and an increase of $73 million, respectively.

   Management has evaluated the impact of all OOPAs both individually and in the aggregate and concluded they are not material to any previously reported quarterly or annual financial statements, or to the periods in which they were corrected.

   Assumption Updates and Refinements

   In 2015, expectations of long-term lapse and partial withdrawal rates for variable annuities with GMDB and GMIB guarantees were updated based on emerging experience. This update increases expected future claim costs and the fair value of the GMIB reinsurance contract asset. Also in 2015, expectations of GMIB election rates were lowered for certain ages based on emerging experience. This decreases the expected future GMIB claim cost and the fair value of the GMIB reinsurance contract asset, while increasing the expected future GMDB claim cost. The impact of these assumption updates in 2015 were a net decrease in the fair value of the GMIB reinsurance contract asset of $746 million, a decrease in the GMDB/GMIB reserves of $637 million and a decrease in the amortization of DAC of $17 million. In 2015, the after tax impacts of these assumption updates decreased Net earnings by approximately $60 million.

   Effective March 2016, the Company will raise cost of insurance ("COI") rates for certain UL policies issued between 2004 and 2007 which have both issue ages 70 and above and a current face value amount of $1 million and above. The Company is raising the COI rates for these policies as management expects future mortality and investment experience to be less favorable than what was anticipated when the current schedule of COI rates was established. This COI rate increase is larger than the increase that previously had been anticipated in management's reserve assumptions. As a result management updated the assumption to reflect the actual COI rate increase, resulting in a $46 million increase to net earnings for the year ended December 31, 2015.

   Additionally in 2015, based upon management's current expectations of interest rates and future fund growth, the Company updated its RTM assumption used to calculate GMDB/GMIB and VISL reserves and amortization of DAC from 9.0% to 7.0%. The impact of this assumption update in 2015 was an increase in GMIB/GMDB reserves of $723 million, an increase in VISL reserves of $29 million and decrease in amortization of DAC of $67 million. In 2015, the after tax impact of this assumption update decreased Net earnings by approximately $445 million.

   In 2014, the Company updated its assumptions of future GMIB costs as a result of lower expected short term lapses for those policyholders who did not accept the GMIB buyout offer that expired in third quarter 2014. The impacts of this refinement in 2014 resulted in an increase in the fair value of the GMIB reinsurance asset of $62 million and an increase in the GMIB reserves of $16 million. In 2014, the after DAC and after tax impact of this assumption update increased Net earnings by approximately $30 million.

   In addition, in 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and guaranteed minimum accumulation benefit ("GMAB") liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements in 2014 were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively. In 2014, the after DAC and after tax impact of this refinements increased Net earnings by approximately $307 million.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                          GROSS      GROSS
                                              AMORTIZED UNREALIZED UNREALIZED                OTTI
                                                COST      GAINS      LOSSES   FAIR VALUE  IN AOCI/(3)/
                                              --------- ---------- ---------- ----------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2015
-----------------
Fixed Maturity Securities:
  Public corporate........................... $  12,890  $     688 $      202 $    13,376 $        --
  Private corporate..........................     6,818        232        124       6,926          --
  U.S. Treasury, government and agency.......     8,800        280        305       8,775          --
  States and political subdivisions..........       437         68          1         504          --
  Foreign governments........................       397         36         18         415          --
  Commercial mortgage-backed.................       591         29         87         533           9
  Residential mortgage-backed/(1)/...........       608         32         --         640          --
  Asset-backed/(2)/..........................        68         10          1          77           3
  Redeemable preferred stock.................       592         57          2         647          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    31,201      1,432        740      31,893          12

Equity securities............................        34         --          2          32          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2015................... $  31,235  $   1,432 $      742 $    31,925 $        12
                                              =========  ========= ========== =========== ===========

December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $  13,808  $   1,140 $       51 $    14,897 $        --
  Private corporate..........................     6,934        409         20       7,323          --
  U.S. Treasury, government and agency.......     6,685        672         26       7,331          --
  States and political subdivisions..........       441         78         --         519          --
  Foreign governments........................       405         48          7         446          --
  Commercial mortgage-backed.................       855         22        142         735          10
  Residential mortgage-backed/(1)/...........       752         43         --         795          --
  Asset-backed/(2)/..........................        86         14          1          99           3
  Redeemable preferred stock.................       829         70         10         889          --
                                              ---------  --------- ---------- ----------- -----------
   Total Fixed Maturities....................    30,795      2,496        257      33,034          13

Equity securities............................        36          2         --          38          --
                                              ---------  --------- ---------- ----------- -----------

Total at December 31, 2014................... $  30,831  $   2,498 $      257 $    33,072 $        13
                                              =========  ========= ========== =========== ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2015 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2015

                                              AMORTIZED
                                                COST     FAIR VALUE
                                              ---------- ----------
                                                  (IN MILLIONS)
Due in one year or less...................... $    1,469 $    1,486
Due in years two through five................      7,012      7,395
Due in years six through ten.................     10,429     10,406
Due after ten years..........................     10,432     10,709
                                              ---------- ----------
   Subtotal..................................     29,342     29,996
Commercial mortgage-backed securities........        591        533
Residential mortgage-backed securities.......        608        640
Asset-backed securities......................         68         77
                                              ---------- ----------
Total........................................ $   30,609 $   31,246
                                              ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2015, 2014 and 2013:

                                                      December 31,
                                              ---------------------------
                                                2015     2014      2013
                                              -------  -------  ---------
                                                     (IN MILLIONS)
Proceeds from sales.......................... $   979  $   716  $   3,220
                                              =======  =======  =========
Gross gains on sales......................... $    33  $    21  $      71
                                              =======  =======  =========
Gross losses on sales........................ $    (8) $    (9) $     (88)
                                              =======  =======  =========
Total OTTI................................... $   (41) $   (72) $     (81)
Non-credit losses recognized in OCI..........      --       --         15
                                              -------  -------  ---------
Credit losses recognized in earnings (loss).. $   (41) $   (72) $     (66)
                                              =======  =======  =========

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                               2015      2014
                                                             --------  --------
                                                                (IN MILLIONS)
Balances at January 1,...................................... $   (254) $   (370)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold............................       97       188
Recognized impairments on securities impaired to fair value
  this period/(1)/..........................................      (11)       --
Impairments recognized this period on securities not
  previously impaired.......................................      (22)      (41)
Additional impairments this period on securities previously
  impaired..................................................       (8)      (31)
Increases due to passage of time on previously recorded
  credit losses.............................................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows..........................       --        --
                                                             --------  --------
Balances at December 31,.................................... $   (198) $   (254)
                                                             ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                  DECEMBER 31,
                                               ------------------
                                                 2015     2014
                                               -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................. $    16  $      10
   All other..................................     676      2,229
  Equity securities...........................      (2)         2
                                               -------  ---------
Net Unrealized Gains (Losses)................. $   690  $   2,241
                                               =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                    AOCI GAIN
                                                   NET                                                (LOSS)
                                               UNREALIZED                             DEFERRED      RELATED TO
                                                  GAIN                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON            POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS     DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              -------------  -------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $          10  $    --  $          --  $        (4) $            6
Net investment gains (losses) arising during
  the period.................................            (7)      --             --           --              (7)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       --             --           --              --
   Deferred income taxes.....................            --       --             --           (1)             (1)
   Policyholders liabilities.................            --       --             (4)          --              (4)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2015................... $          16  $    --  $          (4) $        (5) $            7
                                              =============  =======  =============  ===========  ==============

BALANCE, JANUARY 1, 2014..................... $         (28) $     2  $          10  $         5  $          (11)
Net investment gains (losses) arising during
  the period.................................            (1)      --             --           --              (1)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            39       --             --           --              39
   Excluded from Net earnings (loss)/(1)/....            --       --             --           --              --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --       (2)            --           --              (2)
   Deferred income taxes.....................            --       --             --           (9)             (9)
   Policyholders liabilities.................            --       --            (10)          --             (10)
                                              -------------  -------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2014................... $          10  $    --  $          --  $        (4) $            6
                                              =============  =======  =============  ===========  ==============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                  AOCI GAIN (LOSS)
                                               UNREALIZED                                 DEFERRED         RELATED TO
                                                  GAINS                                    INCOME        NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS     TAX ASSET        INVESTMENT
                                               INVESTMENTS      DAC      LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  ---------  -------------  ---------------  ----------------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2015..................... $       2,231  $    (122) $        (368) $          (610) $          1,131
Net investment gains (losses) arising during
  the period.................................        (1,562)        --             --               --            (1,562)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             5         --             --               --                 5
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         40             --               --                40
   Deferred income taxes.....................            --         --             --              477               477
   Policyholders liabilities.................            --         --            155               --               155
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2015................... $         674  $     (82) $        (213) $          (133) $            246
                                              =============  =========  =============  ===============  ================

BALANCE, JANUARY 1, 2014..................... $         607  $    (107) $        (245) $           (90) $            165
Net investment gains (losses) arising during
  the period.................................         1,606         --             --               --             1,606
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........            18         --             --               --                18
   Excluded from Net earnings (loss)/(1)/....            --         --             --               --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --        (15)            --               --               (15)
   Deferred income taxes.....................            --         --             --             (520)             (520)
   Policyholders liabilities.................            --         --           (123)              --              (123)
                                              -------------  ---------  -------------  ---------------  ----------------
BALANCE, DECEMBER 31, 2014................... $       2,231  $    (122) $        (368) $          (610) $          1,131
                                              =============  =========  =============  ===============  ================

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 810 issues at December 31, 2015 and the 601 issues at December 31, 2014 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                                LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                              ----------------------- --------------------- ---------------------
                                                            GROSS                  GROSS                 GROSS
                                                          UNREALIZED             UNREALIZED            UNREALIZED
                                              FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ------------ ---------- ---------- ---------- ----------
                                                                         (IN MILLIONS)
DECEMBER 31, 2015:
------------------
Fixed Maturity Securities:
  Public corporate........................... $    3,091 $        129 $      359 $       73 $    3,450 $      202
  Private corporate..........................      1,926          102        184         22      2,110        124
  U.S. Treasury, government and agency.......      3,538          305         --         --      3,538        305
  States and political subdivisions..........         19            1         --         --         19          1
  Foreign governments........................         73            7         39         11        112         18
  Commercial mortgage-backed.................         67            2        261         85        328         87
  Residential mortgage-backed................         11           --         29         --         40         --
  Asset-backed...............................         11           --         17          1         28          1
  Redeemable preferred stock.................         43           --         40          2         83          2
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    8,779 $        546 $      929 $      194 $    9,708 $      740
                                              ========== ============ ========== ========== ========== ==========
December 31, 2014:
------------------
Fixed Maturity Securities:
  Public corporate........................... $      687 $         18 $      794 $       33 $    1,481 $       51
  Private corporate..........................        627           11        254          9        881         20
  U.S. Treasury, government and agency.......        280            6        373         20        653         26
  States and political subdivisions..........         21           --         --         --         21         --
  Foreign governments........................         27            1         65          6         92          7
  Commercial mortgage-backed.................         37            2        355        140        392        142
  Residential mortgage-backed................         --           --         35         --         35         --
  Asset-backed...............................         --           --         20          1         20          1
  Redeemable preferred stock.................         42           --        169         10        211         10
                                              ---------- ------------ ---------- ---------- ---------- ----------

Total........................................ $    1,721 $         38 $    2,065 $      219 $    3,786 $      257
                                              ========== ============ ========== ========== ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2015 and 2014 were $157 million and $146 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2015 and 2014, respectively, approximately $1,310 million and $1,788 million, or 4.2% and 5.8%, of the $31,201 million and $30,795 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $97 million and $85 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, the $194 million and $219 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these securities was not warranted at either
   December 31, 2015 or 2014. As of December 31, 2015, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime;

   borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2015 and 2014, respectively, the Company owned $7 million and $8 million in RMBS backed by subprime residential mortgage loans, and $6 million and $7 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2015, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $8 million.

   At December 31, 2015 and 2014, respectively, the amortized cost of the Company's trading account securities was $6,866 million and $5,160 million with respective fair values of $6,805 million and $5,143 million. Also at December 31, 2015 and 2014, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $82 million and $197 million and costs of $72 million and $185 million as well as other equity securities with carrying values of $32 million and $38 million and costs of $34 million and $36 million.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of earnings (loss). The table below shows a breakdown of Net investment income from trading account securities during the year ended 2015 and 2014:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                 TWELVE MONTHS ENDED
                                              --------------------------
                                              DECEMBER 31,  December 31,
                                                  2015          2014
                                              ------------  ------------
                                                    (IN MILLIONS)
Net investment gains (losses) recognized
  during the period on securities held at
  the end of the period...................... $        (63) $         --
Net investment gains (losses) recognized on
  securities sold during the period..........           20            22
                                              ------------  ------------
Unrealized and realized gains (losses) on
  trading securities.........................          (43)           22
Interest and dividend income from trading
  securities.................................           60            41
                                              ------------  ------------
Net investment income (loss) from trading
  securities................................. $         17  $         63
                                              ============  ============

   MORTGAGE LOANS

   The payment terms of mortgage loans may from time to time be restructured or modified.

   Troubled Debt Restructurings

   The investment in troubled debt restructured mortgage loans, based on amortized cost, amounted to $16 million and $93 million at December 31, 2015 and 2014, respectively. Gross interest income on these loans included in net investment income (loss) totaled $1 million, $1 million and $2 million in 2015, 2014 and 2013, respectively. Gross interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0 million, $4 million and $7 million in 2015, 2014 and 2013, respectively. The TDR mortgage loan shown in the table below has been modified four times since 2011. The modifications were to extend the maturity from its original maturity of November 5, 2014 to December 5, 2016 and to extend interest only payments through maturity. In November 2015, the recorded investment was reduced by $45 million in conjunction with the sale of majority of the underlying collateral and $32 million from a charge-off. The remaining $16 million mortgage loan balance reflects the value of the remaining underlying collateral and cash held in escrow, supporting the mortgage loan. Since the fair market value of the underlying real estate and cash held in escrow collateral is the primary factor in determining the allowance for credit losses, modifications of loan terms typically have no direct impact on the allowance for credit losses, and therefore, no impact on the financial statements.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2015

                                                        OUTSTANDING RECORDED INVESTMENT
                                               NUMBER  ----------------------------------
                                              OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                              -------- ---------------- -----------------
                                                             (DOLLARS IN MILLIONS)
Commercial mortgage loans....................        1 $             16 $              16

   There were no default payments on the above loan during 2015. There were no agricultural troubled debt restructuring mortgage loans in 2015.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2015, 2014 and 2013 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    37  $    42  $    34
   Charge-offs...............................     (32)     (14)      --
   Recoveries................................      (1)      --       (2)
   Provision.................................       2        9       10
                                              -------  -------  -------
Ending Balance, December 31,................. $     6  $    37  $    42
                                              =======  =======  =======

Ending Balance, December 31,:
   Individually Evaluated for Impairment..... $     6  $    37  $    42
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2015, 2014 and 2013.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2015 and 2014, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2015

                                                          DEBT SERVICE COVERAGE RATIO
                                              ----------------------------------------------------
                                                                                            LESS    TOTAL
                                               GREATER   1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN   MORTGAGE
                                              THAN 2.0X   2.0X    1.8X     1.5X     1.2X    1.0X    LOANS
LOAN-TO-VALUE RATIO:/(2)/                     ---------- ------- -------- -------- ------- ------- ---------
                                                                      (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      533 $    -- $    102 $     12 $    24 $    -- $     671
50% - 70%....................................      1,392     353      741      853      77      --     3,416
70% - 90%....................................        141      --      206      134     124      46       651
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Commercial Mortgage Loans.............. $    2,129 $   353 $  1,049 $  1,045 $   225 $    46 $   4,847
                                              ========== ======= ======== ======== ======= ======= =========

AGRICULTURAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      204 $   116 $    277 $    432 $   256 $    51 $   1,336
50% - 70%....................................        146      80      192      298     225      47       988
70% - 90%....................................         --      --        2        4      --      --         6
90% plus.....................................         --      --       --       --      --      --        --
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Agricultural Mortgage Loans............ $      350 $   196 $    471 $    734 $   481 $    98 $   2,330
                                              ========== ======= ======== ======== ======= ======= =========

TOTAL MORTGAGE LOANS/(1)/
0% - 50%..................................... $      737 $   116 $    379 $    444 $   280 $    51 $   2,007
50% - 70%....................................      1,538     433      933    1,151     302      47     4,404
70% - 90%....................................        141      --      208      138     124      46       657
90% plus.....................................         63      --       --       46      --      --       109
                                              ---------- ------- -------- -------- ------- ------- ---------

Total Mortgage Loans......................... $    2,479 $   549 $  1,520 $  1,779 $   706 $   144 $   7,177
                                              ========== ======= ======== ======== ======= ======= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2014

                                                         Debt Service Coverage Ratio
                                              --------------------------------------------------
                                                                                           Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ------ --------
Commercial Mortgage Loans/(1)/                                       (In Millions)
0% - 50%..................................... $     335 $    -- $     -- $     59 $    34 $   -- $    428
50% - 70%....................................       963     440      872      839      54     --    3,168
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans.............. $   1,665 $   440 $    933 $  1,163 $   167 $   47 $  4,415
                                              ========= ======= ======== ======== ======= ====== ========

Agricultural Mortgage Loans/(1)/
0% - 50%..................................... $     184 $   100 $    232 $    408 $   206 $   50 $  1,180
50% - 70%....................................       143      87      201      223     204     47      905
70% - 90%....................................        --      --       --       --      --     --       --
90% plus.....................................        --      --       --       --      --     --       --
                                              --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans............ $     327 $   187 $    433 $    631 $   410 $   97 $  2,085
                                              ========= ======= ======== ======== ======= ====== ========

Total Mortgage Loans/(1)/
0% - 50%..................................... $     519 $   100 $    232 $    467 $   240 $   50 $  1,608
50% - 70%....................................     1,106     527    1,073    1,062     258     47    4,073
70% - 90%....................................       211      --       61      265      79     --      616
90% plus.....................................       156      --       --       --      --     47      203
                                              --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans......................... $   1,992 $   627 $  1,366 $  1,794 $   577 $  144 $  6,500
                                              ========= ======= ======== ======== ======= ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2015 and 2014, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOAN

                                                                                                              RECORDED
                                                                                                             INVESTMENT
                                                                                              TOTAL    (GREATER THAN) 90 DAYS
                                              30-59 60-89      90 DAYS                      FINANCING           AND
                                              DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES        ACCRUING
                                              ----- ----- ----------------- ----- -------- ----------- ----------------------
                                                                               (IN MILLIONS)
DECEMBER 31, 2015:
------------------

  Commercial................................. $  -- $  --           $    30 $  30 $  4,817  $    4,847             $       --
  Agricultural...............................    12     7                 4    23    2,307       2,330                      4
                                              ----- -----           ------- ----- --------  ----------             ----------
TOTAL MORTGAGE LOANS......................... $  12 $   7           $    34 $  53 $  7,124  $    7,177             $        4
                                              ===== =====           ======= ===== ========  ==========             ==========

December 31, 2014:
------------------

  Commercial................................. $  -- $  --           $    -- $  -- $  4,415  $    4,415             $       --
  Agricultural...............................     1     7                 3    11    2,074       2,085                      3
                                              ----- -----           ------- ----- --------  ----------             ----------
Total Mortgage Loans......................... $   1 $   7           $     3 $  11 $  6,489  $    6,500             $        3
                                              ===== =====           ======= ===== ========  ==========             ==========

   The following table provides information relating to impaired mortgage loans at December 31, 2015 and 2014, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                UNPAID                   AVERAGE       INTEREST
                                     RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                    INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                    ---------- ---------- ----------  --------------- ----------
                                                           (IN MILLIONS)
DECEMBER 31, 2015:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       46 $       46 $       --  $            15 $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       46 $       46 $       --  $            15 $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $       63 $       63 $       (6) $           137 $        4
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
TOTAL.............................. $       63 $       63 $       (6) $           137 $        4
                                    ========== ========== ==========  =============== ==========

December 31, 2014:
------------------

With no related allowance recorded:
  Commercial mortgage loans --
   other........................... $       -- $       -- $       --  $            -- $       --
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $       -- $       -- $       --  $            -- $       --
                                    ========== ========== ==========  =============== ==========
With related allowance recorded:
  Commercial mortgage loans --
   other........................... $      156 $      156 $      (37) $           148 $        2
  Agricultural mortgage loans......         --         --         --               --         --
                                    ---------- ---------- ----------  --------------- ----------
Total.............................. $      156 $      156 $      (37) $           148 $        2
                                    ========== ========== ==========  =============== ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   EQUITY METHOD INVESTMENTS

   Included in other equity investments are limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,363 million and $1,490 million, respectively, at December 31, 2015 and 2014. The Company's total equity in net earnings (losses) for these limited partnership interests was $71 million, $206 million and $206 million, respectively, for 2015, 2014 and 2013.

   DERIVATIVES AND OFFSETTING ASSETS AND LIABILITIES

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps, equity options as well as repo transactions, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with GWBL, guaranteed minimum withdrawal benefit ("GMWB") and GMAB features (collectively, "GWBL and Other Features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and Other Features is that under-performance of the financial markets could result in the GIB and GWBL and Other Features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and Other Features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and Other Features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   The Company has in place a hedge program utilizing interest rate swaps to partially protect the overall profitability of future variable annuity sales against declining interest rates.

   Derivatives utilized to hedge crediting rate exposure on SCS, SIO, MSO and IUL products/investment options

   The Company hedges crediting rates in the Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, is intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. From time to time, the Company uses interest rate swaptions and other instruments to reduce the risk associated with minimum guarantees on these interest-sensitive contracts. At
   December 31, 2015 and 2014, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's seed money investments in Separate Accounts, retail mutual funds and Separate Account fee revenue fluctuations

   The Company's General Account seed money investments in Separate Account equity funds and retail mutual funds exposes the Company to market risk, including equity market risk, which is partially hedged through equity-index futures contracts to minimize such risk.

   In second quarter 2015, the Company entered into futures on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions partially cover fees expected to be earned through the current year from the Company's Separate Account products.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter of 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of CDSs exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically, the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") and other sovereign inflation bonds as General Account investments and enters into asset swaps, to result in payment of the variable principal at maturity and semi-annual coupons of the bonds to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These asset swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   In third quarter of 2014, the Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade credit default swap index ("CDX index"). Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss) from derivative instruments.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2015

                                                               FAIR VALUE
                                                        ------------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES  EARNINGS (LOSS)
                                              --------- ----------- ------------ ---------------
                                                                 (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   7,089 $         2 $          3 $           (84)
  Swaps......................................     1,359           8           21             (45)
  Options....................................     7,358       1,042          652              14
Interest rate contracts:/(1)/
  Floors.....................................     1,800          61           --              12
  Swaps......................................    13,718         351          108              (8)
  Futures....................................     8,685          --           --             (81)
  Swaptions..................................        --          --           --             118
Credit contracts:/(1)/
  Credit default swaps.......................     2,442          16           38             (14)
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       263           5            4               7
                                                                                 ---------------
NET INVESTMENT INCOME (LOSS).................                                                (81)
                                                                                 ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --      10,570           --            (141)
GIB and GWBL and other features/(2)/.........        --          --          184             (56)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          310             (38)
                                              --------- ----------- ------------ ---------------

Balances, December 31, 2015.................. $  42,714 $    12,055 $      1,320 $          (260)
                                              ========= =========== ============ ===============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2014

                                                               Fair Value
                                                        ------------------------
                                                                                   Gains (Losses)
                                              Notional     Asset     Liability       Reported In
                                               Amount   Derivatives Derivatives    Earnings (Loss)
                                              --------- ----------- ------------ ------------------
                                                                  (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
  Futures.................................... $   5,933 $         1 $          2 $             (522)
  Swaps......................................     1,169          22           15                (88)
  Options....................................     6,896       1,215          742                196
Interest rate contracts:/(1)/
  Floors.....................................     2,100         120           --                  9
  Swaps......................................    11,608         605           15              1,507
  Futures....................................    10,647          --           --                459
  Swaptions..................................     4,800          72           --                 37
Credit contracts:/(1)/
  Credit default swaps.......................     1,942           9           27                  4
Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       149           2           --                  3
                                                                                 ------------------
Net investment income (loss).................                                                 1,605
                                                                                 ------------------

Embedded derivatives:
GMIB reinsurance contracts...................        --      10,711           --              3,964
GIB and GWBL and other features/(2)/.........        --          --          128               (128)
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --          380               (199)
                                              --------- ----------- ------------ ------------------
Balances, December 31, 2014.................. $  45,244 $    12,757 $      1,309 $            5,242
                                              ========= =========== ============ ==================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO indexed features are reported in Policyholders' account balances; MSO and IUL indexed features are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

   EQUITY-BASED AND TREASURY FUTURES CONTRACTS

   All outstanding equity-based and treasury futures contracts at December 31, 2015 are exchange-traded and net settled daily in cash. At December 31, 2015, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $276 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $33 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200, and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $49 million.

   CREDIT RISK

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under "ISDA Master Agreements." The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   ISDA MASTER AGREEMENTS

   NETTING PROVISIONS. The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   COLLATERAL ARRANGEMENTS. The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2015 and 2014, respectively, the Company held $655 million and $1,225 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position with trade counterparties December 31, 2015 and 2014, respectively, were $5 million and $28 million, for which the Company posted collateral of $5 million and $36 million at December 31, 2015 and 2014, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the specificities of each respective counterparty. These agreements generally provide detail as to the nature of the transaction, including provisions for payment netting, establish parameters concerning the ownership and custody of the collateral securities, including the right to substitute collateral during the term of the agreement, and provide for remedies in the event of default by either party. Amounts due to/from the same counterparty under these arrangements generally would be netted in the event of default and subject to rights of set-off in bankruptcy. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements respectively, and are reported in the consolidated balance sheets on a gross basis. The Company obtains or posts collateral generally in the form of cash, U.S. Treasury, corporate and government agency securities. The fair value of the securities to be repurchased or resold are monitored on a daily basis with additional collateral posted or obtained as necessary. Securities to be repurchased or resold are the same, or substantially the same, as those initially transacted under the arrangement. At December 31, 2015 and 2014, the balance outstanding under reverse repurchase transactions was $79 million and $0 million, respectively. At December 31, 2015 and 2014, the balance outstanding under securities repurchase transactions was $1,890 million and $950 million, respectively. The Company utilized these repurchase agreements for asset liability management purposes. For other instruments used for asset liability management purposes, see "Policyholders' Account Balances and Future Policy Benefits" included in
   Note 2.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2015.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2015

                                                GROSS    GROSS AMOUNTS      NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE    PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS    BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                              (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $    1,049 $           673 $             376
Interest rate contracts......................        389             104               285
Credit contracts.............................         14              37               (23)
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,452             814               638
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         20              --                20
                                              ---------- --------------- -----------------
  Total Derivatives..........................      1,472             814               658
Other financial instruments/(2)(4)/..........      1,271              --             1,271
                                              ---------- --------------- -----------------
  Other invested assets/(2)/................. $    2,743 $           814 $           1,929
                                              ========== =============== =================
Securities purchased under agreement to
  resell..................................... $       79 $            -- $              79
                                              ========== =============== =================

                                                GROSS    GROSS AMOUNTS     NET AMOUNTS
                                               AMOUNTS   OFFSET IN THE   PRESENTED IN THE
                                              RECOGNIZED BALANCE SHEETS   BALANCE SHEETS
                                              ---------- --------------- -----------------
                                                             (IN MILLIONS)
LIABILITIES/(3)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      673 $           673 $              --
Interest rate contracts......................        104             104                --
Credit contracts.............................         37              37                --
                                              ---------- --------------- -----------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        814             814                --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --              --                --
                                              ---------- --------------- -----------------
  Total Derivatives..........................        814             814                --
Other financial liabilities..................      2,586              --             2,586
                                              ---------- --------------- -----------------
  Other liabilities.......................... $    3,400 $           814 $           2,586
                                              ========== =============== =================
Securities sold under agreement to repurchase $    1,890 $            -- $           1,890
                                              ========== =============== =================

  /(1)/Excludes Investment Management segment's $13 million net derivative assets, $6 million long exchange traded options and $75 million of securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $12 million net derivative liabilities, $1 million short exchange traded options and $10 million of securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2015.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2015

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
ASSETS/(1)/
Counterparty A............................... $                   52  $         --    $    (52)  $      --
Counterparty B...............................                      9            --          (7)          2
Counterparty C...............................                     61            --         (58)          3
Counterparty D...............................                    222            --        (218)          4
Counterparty E...............................                     53            --         (53)         --
Counterparty F...............................                     (2)           --           2          --
Counterparty G...............................                    129            --        (129)         --
Counterparty H...............................                     16           (11)         (5)         --
Counterparty I...............................                     44            --         (39)          5
Counterparty J...............................                     19            --         (13)          6
Counterparty K...............................                     17            --         (17)         --
Counterparty L...............................                      7            --          (7)         --
Counterparty M...............................                     11            --         (10)          1
Counterparty N...............................                     20            --          --          20
Counterparty Q...............................                     --            --          --          --
Counterparty T...............................                     (3)           --           3          --
Counterparty U...............................                     --            --           1           1
Counterparty V...............................                      3            --          (3)         --
                                              ----------------------    ------------   --------  ---------
  Total Derivatives.......................... $                  658  $        (11)   $   (605)  $      42
Other financial instruments/(2)(4)/..........                  1,271            --          --       1,271
                                              ----------------------    ------------   --------  ---------
  OTHER INVESTED ASSETS/(2)/................. $                1,929  $        (11)   $   (605)  $   1,313
                                              ======================    ============   ========  =========
Counterparty M............................... $                   28  $        (28)   $     --   $      --
Counterparty V...............................                     51           (51)         --          --
                                              ----------------------    ------------   --------  ---------
  Securities purchased under agreement to
   resell.................................... $                   79  $        (79)   $     --   $      --
                                              ======================    ============   ========  =========

                                                                      COLLATERAL (RECEIVED)/HELD
                                                   NET AMOUNTS        -------------------------
                                                 PRESENTED IN THE       FINANCIAL                   NET
                                                  BALANCE SHEETS       INSTRUMENTS      CASH      AMOUNTS
                                              ----------------------  ------------    --------   ---------
                                                                    (IN MILLIONS)
LIABILITIES/(3)/
Counterparty D............................... $                  234  $       (234)   $     --          --
Counterparty C...............................                  1,033        (1,016)        (17)         --
Counterparty M...............................                    623          (611)        (12)         --
                                              ----------------------    ------------   --------  ---------
  Securities sold under agreement to
   repurchase................................ $                1,890  $     (1,861)   $    (29)  $      --
                                              ======================    ============   ========  =========

  /(1)/Excludes Investment Management segment's cash collateral received of $2 million related to derivative assets and $75 million related to securities borrowed.
  /(2)/Includes $141 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of
       $12 million related to derivative liabilities and $10 million related to securities loaned.
  /(4)/Includes margin of $(2) million related to derivative instruments.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2015.

         REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS/(1)/

                                                               AT DECEMBER 31, 2015
                                              -------------------------------------------------------
                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              -------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90   GREATER THAN
                                               CONTINUOUS      DAYS     DAYS      90 DAYS     TOTAL
                                              ------------- ---------- -------- ------------ --------
                                                                   (IN MILLIONS)
SECURITIES SOLD UNDER AGREEMENT TO REPURCHASE
   U.S. Treasury and agency securities....... $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $    1,865 $     25 $         -- $  1,890
                                              ------------- ---------- -------- ------------ --------
SECURITIES PURCHASED UNDER AGREEMENT TO
RESELL
   Corporate securities...................... $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------
Total........................................ $          -- $       79 $     -- $         -- $     79
                                              ------------- ---------- -------- ------------ --------

  /(1)/Excludes Investment Management segment's $75 million of securities borrowed.

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2014.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2014

                                                Gross    Gross Amounts    Net Amounts
                                               Amounts   Offset in the  Presented in the
                                              Recognized Balance Sheets  Balance Sheets
                                              ---------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $    1,236  $         753   $          483
Interest rate contracts......................        755             12              743
Credit contracts.............................          7             27              (20)
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................      1,998            792            1,206
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         40             --               40
                                              ----------  -------------   --------------
  Total Derivatives..........................      2,038            792            1,246
Other financial instruments/(2)/.............        852             --              852
                                              ----------  -------------   --------------
  Other invested assets/(2)/................. $    2,890  $         792   $        2,098
                                              ==========  =============   ==============

LIABILITIES/(3)/
Description
Derivatives:
Equity contracts............................. $      753  $         753   $           --
Interest rate contracts......................         12             12               --
                                              ----------  -------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        765            765               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................         --             --               --
                                              ----------  -------------   --------------
  Total Derivatives..........................        765            765               --
Other financial liabilities..................      2,939             --            2,939
                                              ----------  -------------   --------------
  Other liabilities.......................... $    3,704  $         765   $        2,939
                                              ----------  -------------   --------------
Securities sold under agreement to repurchase $      950  $          --   $          950
                                              ==========  =============   ==============

  /(1)/Excludes Investment Management segment's $8 million net derivative assets, $22 million long exchange traded options and $158 million of securities borrowed.
  /(2)/Includes $120 million related to accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's $9 million net derivative liabilities, $7 million short exchange traded options and $34 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2014.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2014

                                                               Collateral (Received)/Held
                                                Net Amounts    ------------------------
                                              Presented in the  Financial                    Net
                                               Balance Sheets  Instruments       Cash      Amounts
                                              ---------------- -----------   -----------  ----------
                                                                  (In Millions)
ASSETS/(1)/
Counterparty A...............................  $            62  $       --   $       (62) $       --
Counterparty B...............................              102          --           (95)          7
Counterparty C...............................              111          --          (110)          1
Counterparty D...............................              228          --          (224)          4
Counterparty E...............................               60          --           (59)          1
Counterparty F...............................               63          --           (60)          3
Counterparty G...............................              145        (145)           --          --
Counterparty H...............................               31         (31)           --          --
Counterparty I...............................              136          --          (134)          2
Counterparty J...............................               28          --           (22)          6
Counterparty K...............................               44          --           (44)         --
Counterparty L...............................              113        (113)           --          --
Counterparty M...............................               76          --           (68)          8
Counterparty N...............................               40          --            --          40
Counterparty Q...............................                4          --            (4)         --
Counterparty T...............................                3          --            (3)         --
                                               ---------------  ----------   -----------  ----------
  Total Derivatives..........................  $         1,246  $     (289)  $      (885) $       72
Other financial instruments/(2)/.............              852          --            --         852
                                               ---------------  ----------   -----------  ----------
  Other invested assets/(2)/.................  $         2,098  $     (289)  $      (885) $      924
                                               ===============  ==========   ===========  ==========

LIABILITIES/(3)/
Counterparty D...............................  $           450  $     (450)  $        --          --
Counterparty C...............................              500        (500)           --          --
                                               ---------------  ----------   -----------  ----------
  Securities sold under agreement to
   repurchase................................  $           950  $     (950)  $        --  $       --
                                               ===============  ==========   ===========  ==========

  /(1)/Excludes Investment Management segment's cash collateral received of $1 million related to derivative assets and $158 million related to securities borrowed.
  /(2)/Includes $120 million of accrued interest related to derivative instruments reported in other assets on the consolidated balance sheets. /(3)/Excludes Investment Management segment's cash collateral pledged of $10 million related to derivative liabilities and $34 million related to securities loaned.

   NET INVESTMENT INCOME (LOSS)

   The following table breaks out Net investment income (loss) by asset category:

                                                2015      2014      2013
                                              --------  --------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $  1,420  $  1,431  $  1,462
Mortgage loans on real estate................      338       306       284
Repurchase agreement.........................        1        --        --
Other equity investments.....................       84       200       228
Policy loans.................................      213       216       219
Derivative investments.......................      (81)    1,605    (2,866)
Trading securities...........................       17        63        54
Other investment income......................       40        49        50
                                              --------  --------  --------
  Gross investment income (loss).............    2,032     3,870      (569)
Investment expenses..........................      (53)      (53)      (57)
Interest expense.............................       (3)       (2)       (3)
                                              --------  --------  --------
Net Investment Income (Loss)................. $  1,976  $  3,815  $   (629)
                                              ========  ========  ========

   For 2015, 2014 and 2013, respectively, Net investment income (loss) from derivatives included $474 million, $899 million and $(2,829) million of realized gains (losses) on contracts closed during those periods and $(555) million, $706 million and $(37) million of unrealized gains (losses) on derivative positions at each respective year end.

   INVESTMENT GAINS (LOSSES), NET

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
Fixed maturities............................. $  (17) $  (54) $  (75)
Mortgage loans on real estate................     (1)     (3)     (7)
Other equity investments.....................     (5)     (2)    (17)
Other........................................      3       1      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (20) $  (58) $  (99)
                                              ======  ======  ======

   For 2015, 2014 and 2013, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $4 million, $5 million and $8 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AB totaled $3,562 million and $3,562 million at December 31, 2015 and 2014, respectively. The Company annually tests this goodwill for recoverability at December 31. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of its investment in AB, the reporting unit, to its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is not considered to be impaired and the second step of the impairment test is not performed. However, if the carrying value of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by measuring the amount of impairment loss only if the result indicates a potential impairment. The second step compares the implied fair value of the reporting unit to the aggregated fair values of its individual assets and liabilities to determine the amount of impairment, if any. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AB as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AB for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AB's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AB as well as taxes incurred at the Company level in order to determine the fair value of its investment in AB. At December 31, 2015 and 2014, the Company determined that goodwill was not impaired as the fair value of its investment in AB exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AB related intangible assets was $610 million and $610 million at December 31, 2015 and 2014, respectively and the accumulated amortization of these intangible assets was $439 million and $411 million at December 31, 2015 and 2014, respectively. Amortization expense related to the AB intangible assets totaled $28 million, $27 million and $24 million for 2015, 2014 and 2013, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $29 million.

   At December 31, 2015 and 2014, respectively, net deferred sales commissions totaled $99 million and $118 million and are included within Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2015 net asset balance for each of the next five years is $41 million, $32 million, $21 million, $5 million and $0 million. The
   Company tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2015, the Company determined that the deferred sales commission asset was not impaired.

   On June 20, 2014, AB acquired an approximate 82.0% ownership interest in CPH Capital Fondsmaeglerselskab A/S ("CPH"), a Danish asset management firm that managed approximately $3,000 million in global core equity assets for institutional investors, for a cash payment of $64 million and a contingent consideration payable of $9 million. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $58 million of goodwill. AB recorded $24 million of finite-lived intangible assets relating to separately-managed account relationships and $4 million of indefinite-lived intangible assets relating to an acquired fund's investment contract. AB also recorded redeemable non-controlling interest of $17 million relating to the fair value of the portion of CPH AB does not own. During 2015, AB purchased additional shares of CPH, bringing AB's ownership interest to 85.0% as of December 31, 2015.

   On December 12, 2013, AB acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2015, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AB made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services exceed $5,000 million on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AB also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AB recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $157 million and $163 million at December 31, 2015 and 2014, respectively. Amortization of capitalized software in 2015, 2014 and 2013 were $55 million, $50 million and $119 million (including $45 million of accelerated amortization), respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                DECEMBER 31,
                                              -----------------
                                                2015     2014
                                              -------- --------
                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $  7,363 $  7,537
Policyholder dividend obligation.............       81      201
Other liabilities............................      100      117
                                              -------- --------
Total Closed Block liabilities...............    7,544    7,855
                                              -------- --------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,426 and
  $4,829)....................................    4,599    5,143
Mortgage loans on real estate................    1,575    1,407
Policy loans.................................      881      912
Cash and other invested assets...............       49       14
Other assets.................................      258      176
                                              -------- --------
Total assets designated to the Closed Block..    7,362    7,652
                                              -------- --------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......      182      203
Amounts included in accumulated other
  comprehensive income (loss):
Net unrealized investment gains (losses),
  net of deferred income tax (expense)
  benefit of $(36) and $(43) and
  policyholder dividend obligation of $(81)
  and $(201).................................       67       80
                                              -------- --------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $    249 $    283
                                              ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)
REVENUES:
Premiums and other income.................... $  262  $  273  $  286
Investment income (loss).....................    368     378     402
Net investment gains (losses)................      2      (4)    (11)
                                              ------  ------  ------
Total revenues...............................    632     647     677
                                              ------  ------  ------
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........    576     597     637
Other operating costs and expenses...........      4       4       1
                                              ------  ------  ------
Total benefits and other deductions..........    580     601     638
                                              ------  ------  ------
Net revenues, before income taxes............     52      46      39
Income tax (expense) benefit.................    (18)    (16)    (14)
                                              ------  ------  ------
Net Revenues (Losses)........................ $   34  $   30  $   25
                                              ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                              (IN MILLIONS)
Balances, beginning of year.................. $  201  $  128
Unrealized investment gains (losses).........   (120)     73
                                              ------  ------
Balances, End of year........................ $   81  $  201
                                              ======  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                               DECEMBER 31,
                                              --------------
                                               2015    2014
                                              ------  ------
                                               (IN MILLIONS)
Balance, beginning of year................... $  383  $  518
Contractholder bonus interest credits
  deferred...................................     17      15
Balance true-up..............................    174      --
Amortization charged to income...............    (40)   (150)
                                              ------  ------
Balance, End of Year......................... $  534  $  383
                                              ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2015 and 2014, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2015

                                                 LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                               ----------  ---------  --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  19,882  $     420 $   20,302
   U.S. Treasury, government and agency.......         --      8,775         --      8,775
   States and political subdivisions..........         --        459         45        504
   Foreign governments........................         --        414          1        415
   Commercial mortgage-backed.................         --         30        503        533
   Residential mortgage-backed/(1)/...........         --        640         --        640
   Asset-backed/(2)/..........................         --         37         40         77
   Redeemable preferred stock.................        258        389         --        647
                                               ----------  ---------  --------- ----------
     Subtotal.................................        258     30,626      1,009     31,893
                                               ----------  ---------  --------- ----------
  Other equity investments....................         97         --         49        146
  Trading securities..........................        654      6,151         --      6,805
  Other invested assets:
   Short-term investments.....................         --        369         --        369
   Swaps......................................         --        230         --        230
   Credit Default Swaps.......................         --        (22)        --        (22)
   Futures....................................         (1)        --         --         (1)
   Options....................................         --        390         --        390
   Floors.....................................         --         61         --         61
   Currency Contracts.........................         --          1         --          1
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (1)     1,029         --      1,028
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,150         --         --      2,150
Segregated securities.........................         --        565         --        565
GMIB reinsurance contracts....................         --         --     10,570     10,570
Separate Accounts' assets.....................    104,058      2,964        313    107,335
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  107,216  $  41,335  $  11,941 $  160,492
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     184 $      184
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        310         --        310
Contingent payment arrangements...............         --         --         31         31
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     310  $     215 $      525
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2014

                                                 Level 1    Level 2    Level 3     Total
                                               ----------  ---------  --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  21,840  $     380 $   22,220
   U.S. Treasury, government and agency.......         --      7,331         --      7,331
   States and political subdivisions..........         --        472         47        519
   Foreign governments........................         --        446         --        446
   Commercial mortgage-backed.................         --         20        715        735
   Residential mortgage-backed/(1)/...........         --        793          2        795
   Asset-backed/(2)/..........................         --         46         53         99
   Redeemable preferred stock.................        254        635         --        889
                                               ----------  ---------  --------- ----------
     Subtotal.................................        254     31,583      1,197     33,034
                                               ----------  ---------  --------- ----------
  Other equity investments....................        217         --         61        278
  Trading securities..........................        710      4,433         --      5,143
  Other invested assets:
   Short-term investments.....................         --        103         --        103
   Swaps......................................         --        597         --        597
   Credit Default Swaps.......................         --        (18)        --        (18)
   Futures....................................         (2)        --         --         (2)
   Options....................................         --        473         --        473
   Floors.....................................         --        120         --        120
   Currency Contracts.........................         --          1         --          1
   Swaptions..................................         --         72         --         72
                                               ----------  ---------  --------- ----------
     Subtotal.................................         (2)     1,348         --      1,346
                                               ----------  ---------  --------- ----------
Cash equivalents..............................      2,725         --         --      2,725
Segregated securities.........................         --        476         --        476
GMIB reinsurance contracts....................         --         --     10,711     10,711
Separate Accounts' assets.....................    107,539      3,072        260    110,871
                                               ----------  ---------  --------- ----------
   Total Assets............................... $  111,443  $  40,912  $  12,229 $  164,584
                                               ==========  =========  ========= ==========
LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     128 $      128
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        380         --        380
Contingent payment arrangements...............         --         --         42         42
                                               ----------  ---------  --------- ----------
   Total Liabilities.......................... $       --  $     380  $     170 $      550
                                               ==========  =========  ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2015 and 2014, respectively, the fair value of public fixed maturities is approximately $24,216 million and $24,779 million or approximately 16.2% and 16.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, the fair value of private fixed maturities is approximately $7,677 million and $8,255 million or approximately 5.1% and 5.4% of the Company's total assets measured at fair value on a recurring basis. The fair values of some of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2015 and 2014, respectively, the net fair value of freestanding derivative positions is approximately $659 million and $1,243 million or approximately 64.1% and 92.3% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2015 and 2014, respectively, investments classified as Level 1 comprise approximately 71.8% and 72.7% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2015 and 2014, respectively, investments classified as Level 2 comprise approximately 27.3% and 26.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AB in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2015 and 2014, respectively, approximately $673 million and $821 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company's SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2015 and 2014, respectively, investments classified as Level 3 comprise approximately 0.9% and 1.0% of assets measured at fair value on a recurring basis and primarily include commercial mortgage-backed securities ("CMBS") and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2015 and 2014, respectively, were approximately $119 million and $135 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $543 million and $770 million of mortgage- and asset-backed securities, including CMBS, are classified as Level 3 at December 31, 2015 and 2014, respectively. The Company utilizes prices obtained from an independent valuation service vendor to measure fair value of CMBS securities.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $123 million and $147 million at December 31, 2015 and 2014, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to reflect a level of general swap market counterparty risk; therefore, no adjustment was made for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2015. Equity and fixed income volatilities were modeled to reflect the current market volatility.

   In second quarter 2014, the Company refined the fair value calculation of the GMIB reinsurance contract asset and GWBL, GIB and GMAB liabilities, utilizing scenarios that explicitly reflect risk free bond and equity components separately (previously aggregated and including counterparty risk premium embedded in swap rates) and stochastic interest rates for projecting and discounting cash flows (previously a single yield curve). The net impacts of these refinements were a $510 million increase to the GMIB reinsurance contract asset and a $37 million increase in the GWBL, GIB and GMAB liability which are reported in the Company's consolidated statements of Earnings (Loss) as Increase (decrease) in the fair value of the reinsurance contract asset and Policyholders' benefits, respectively.

   The Company's Level 3 liabilities include contingent payment arrangements associated with acquisitions in 2010, 2013 and 2014 by AB. At each reporting date, AB estimates the fair values of the contingent consideration expected to be paid based upon probability-weighted AUM and revenue projections, using unobservable market data inputs, which are included in Level 3 of the valuation hierarchy.

   In 2015, AFS fixed maturities with fair values of $125 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $99 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2015.

   In 2014, AFS fixed maturities with fair values of $82 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $15 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.50% of total equity at December 31, 2014.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2015 and 2014, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                STATE AND
                                                                POLITICAL               COMMERCIAL    RESIDENTIAL
                                                                  SUB-        FOREIGN   MORTGAGE-      MORTGAGE-       ASSET-
                                                  CORPORATE     DIVISIONS      GOVTS      BACKED        BACKED         BACKED
                                                ------------  -------------  ---------  ----------  ---------------  ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2015....................... $        380  $          47  $      --  $      715  $             2  $      53
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            3             --         --           1               --         --
     Investment gains (losses), net............            2             --         --         (38)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            5             --         --         (37)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............          (25)            (1)        --          64               --         (4)
Purchases/(3)/.................................           60             --          1          --               --         --
Sales/(4)/.....................................          (38)            (1)        --        (175)              (2)        (9)
Transfers into Level 3/(1)/....................           99             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (61)            --         --         (64)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2015..................... $        420  $          45  $       1  $      503  $            --  $      40
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2014....................... $        291  $          46  $      --  $      700  $             4  $      83
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --           2               --         --
     Investment gains (losses), net............            3             --         --         (89)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal..................................... $          5  $          --  $      --  $      (87) $            --  $      --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............            6              2         --         135               --          7
Purchases/(3)/.................................          162             --         --          --               --         --
Sales/(4)/.....................................          (30)            (1)        --         (20)              (2)       (37)
Transfers into Level 3/(1)/....................           15             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (69)            --         --         (13)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2014..................... $        380  $          47  $      --  $      715  $             2  $      53
                                                ============  =============  =========  ==========  ===============  =========

BALANCE, JANUARY 1, 2013....................... $        355  $          50  $      19  $      900  $             9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............            2             --         --          --               --         --
     Investment gains (losses), net............            5             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
  Subtotal.....................................            7             --         --         (68)              --         --
                                                ------------  -------------  ---------  ----------  ---------------  ---------
Other comprehensive income (loss)..............           (1)            (3)        (2)         13               (1)         3
Purchases/(3)/.................................           70             --         --          31               --         --
Sales/(4)/.....................................         (150)            (1)       (17)       (160)              (4)       (22)
Transfers into Level 3/(1)/....................           20             --         --          --               --         --
Transfers out of Level 3/(1)/..................          (10)            --         --         (16)              --        (11)
                                                ------------  -------------  ---------  ----------  ---------------  ---------
BALANCE, DECEMBER 31, 2013..................... $        291  $          46  $      --  $      700  $             4  $      83
                                                ============  =============  =========  ==========  ===============  =========

                                                 REDEEM-                                              GWBL
                                                  ABLE                         GMIB      SEPARATE   AND OTHER  CONTINGENT
                                                PREFERRED    OTHER EQUITY   REINSURANCE  ACCOUNTS   FEATURES     PAYMENT
                                                  STOCK      INVESTMENTS       ASSET      ASSETS    LIABILITY  ARRANGEMENT
                                               ----------  ---------------  -----------  --------  ----------  -----------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2015...................... $       --  $            61  $    10,711  $    260  $      128           42
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --               --           --        --          --           --
   Investment gains (losses), net.............         --                5           --        36          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --         (327)       --          --           --
   Policyholders' benefits....................         --               --           --        --        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal.................................         --                5         (327)       36        (130)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income (loss)...........         --                2           --        --          --           --
Purchases/(2)/................................         --                1          228        26         186           --
Sales/(3)/....................................         --              (20)         (42)       (2)         --          (11)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               --           --        (2)         --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2015.................... $       --  $            49  $    10,570  $    313  $      184           31
                                               ==========  ===============  ===========  ========  ==========   ==========

BALANCE, JANUARY 1, 2014...................... $       15  $            52  $     6,747  $    237  $       --           38
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net investment income (loss)...............         --                3           --        --          --           --
   Investment gains (losses), net.............         --                1           --        15          --           --
   Increase (decrease) in the fair value of
     reinsurance contracts....................         --               --        3,774        --          --           --
   Policyholders' benefits....................         --               --           --        --          (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
     Subtotal................................. $       --  $             4  $     3,774  $     15  $       (8)          --
                                               ----------  ---------------  -----------  --------  ----------   ----------
  Other comprehensive income(loss)............         --               --           --        --          --           --
Purchases/(2)/................................         --                8          225        16         136            9
Sales/(3)/....................................        (15)              (1)         (35)       (3)         --           (5)
Settlements/(4)/..............................         --               --           --        (5)         --           --
Transfers into Level 3/(1)/...................         --               --           --        --          --           --
Transfers out of Level 3/(1)/.................         --               (2)          --        --          --           --
                                               ----------  ---------------  -----------  --------  ----------   ----------
BALANCE, DECEMBER 31, 2014.................... $       --  $            61  $    10,711  $    260  $      128           42
                                               ==========  ===============  ===========  ========  ==========   ==========

                                                Redeem-                                                         GWBL
                                                 able                    Other        GMIB        Separate    and Other
                                               Preferred Other Equity   Invested   Reinsurance    Accounts    Features
                                                 Stock   Investments     Assets       Asset        Assets     Liability
                                               --------- ------------  ---------  -------------  ----------  ----------
                                                                             (In Millions)
BALANCE, JANUARY 1, 2013...................... $      15 $         77  $      (2) $      11,044  $      224  $      265
Total gains (losses), realized and
  unrealized, included in:
  Earnings (loss) as:
   Net Investment Income (loss)...............                     10
   Investment gains (losses), net.............        --           (7)        --             --          10          --
   Increase (decrease) in the fair value of
     reinsurance contracts....................        --           --         --         (4,496)         --          --
   Policyholders' benefits....................        --           --         --             --          --        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
     Subtotal.................................        --            3         --         (4,496)         10        (351)
                                               --------- ------------  ---------  -------------  ----------  ----------
  Other comprehensive income (loss)...........        --           --          2             --          (1)         --
Purchases/(2)/................................        --            4         --            237           6          86
Sales/(3)/....................................        --           (3)        --            (38)         (3)         --
Settlements/(4)/..............................        --           --         --             --          (2)         --
Transfers into Level 3/(1)/...................        --           --         --             --           3          --
Transfers out of Level 3/(1)/.................        --          (29)        --             --          --          --
                                               --------- ------------  ---------  -------------  ----------  ----------
BALANCE, DECEMBER 31, 2013.................... $      15 $         52  $      --  $       6,747  $      237  $       --
                                               ========= ============  =========  =============  ==========  ==========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset and GWBL and other features reserves, represents premiums.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GWBL and other features reserves represents benefits paid.
  /(4)/For contingent payment arrangements, it represents payments under the arrangement.

   The table below details changes in unrealized gains (losses) for 2015 and 2014 by category for Level 3 assets and liabilities still held at December 31, 2015 and 2014, respectively:

                                                                EARNINGS (LOSS)
                                                -----------------------------------------------
                                                                                 INCREASE
                                                   NET                       (DECREASE) IN THE
                                                INVESTMENT   INVESTMENT        FAIR VALUE OF                    POLICY-
                                                  INCOME        GAINS           REINSURANCE                     HOLDERS'
                                                  (LOSS)    (LOSSES), NET        CONTRACTS            OCI       BENEFITS
                                                ---------- --------------- --------------------  ------------  ----------
                                                                              (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2015
STILL HELD AT DECEMBER 31, 2015
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $        (25) $       --
     State and political subdivisions..........         --              --                   --            (2)         --
     Commercial mortgage-backed................         --              --                   --            61          --
     Asset-backed..............................         --              --                   --            (4)         --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $         30  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                 (141)           --          --
   Separate Accounts' assets...................         --              36                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         184
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            36 $               (141) $         30  $      184
                                                ========== =============== ====================  ============  ==========

Level 3 Instruments
Full Year 2014
Still Held at December 31, 2014
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate................................. $       -- $            -- $                 --  $          6  $       --
     State and political subdivisions..........         --              --                   --             2          --
     Commercial mortgage-backed................         --              --                   --           112          --
     Asset-backed..............................         --              --                   --             7          --
     Other fixed maturities, available-for-
       sale....................................         --              --                   --            --          --
                                                ---------- --------------- --------------------  ------------  ----------
       Subtotal................................ $       -- $            -- $                 --  $        127  $       --
                                                ---------- --------------- --------------------  ------------  ----------
   GMIB reinsurance contracts..................         --              --                3,964            --          --
   Separate Accounts' assets...................         --              15                   --            --          --
   GWBL and other features' liability..........         --              --                   --            --         128
                                                ---------- --------------- --------------------  ------------  ----------
       Total................................... $       -- $            15 $              3,964  $        127  $      128
                                                ========== =============== ====================  ============  ==========

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2015 and 2014, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2015

                                 FAIR         VALUATION
                                 VALUE        TECHNIQUE        SIGNIFICANT UNOBSERVABLE INPUT       RANGE
                                ------- ---------------------- ------------------------------ -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:

   Corporate................... $    61 Matrix pricing model                  Spread over the
                                                                            industry-specific
                                                                        benchmark yield curve 50 BPS - 565 BPS

                                    154 Market comparable                    EBITDA multiples   7.8X - 19.1X
                                          companies                             Discount rate   7.0% - 12.6%
                                                                          Cash flow Multiples   14.0X - 16.5X
---------------------------------------------------------------------------------------------------------------

   Asset-backed................       3 Matrix pricing model                 Spread over U.S.
                                                                               Treasury curve 30 BPS - 687 BPS
---------------------------------------------------------------------------------------------------------------

Other equity investments.......      10 Market comparable                    Revenue multiple    2.5X - 4.8X
                                          companies                    Marketability Discount       30.0%
---------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     271 Third party appraisal             Capitalization rate       4.9%
                                                                     Exit capitalization rate       5.9%
                                                                                Discount rate       6.7%

                                      7 Discounted cash flow                 Spread over U.S.
                                                                               Treasury curve
                                                                       Gross domestic product 280 BPS - 411 BPS
                                                                                         rate   0.0% - 1.09%
                                                                              Discount factor    2.3% - 5.9%
---------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  10,570 Discounted cash flow                      Lapse Rates    0.6% - 5.7%
                                                                             Withdrawal rates    0.2% - 8.0%
                                                                       GMIB Utilization Rates    0.0% - 15%
                                                                         Non-performance risk  5 BPS - 18 BPS
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................     120 Discounted cash flow                      Lapse Rates    1.0% - 5.7%
                                                                             Withdrawal rates    0.0% - 7.0%
                                                                    Volatility rates - Equity     9% - 35%
---------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2014

                                Fair         Valuation
                                Value        Technique         Significant Unobservable Input         Range
                               ------- ---------------------- --------------------------------- -----------------
                                                             (In Millions)
ASSETS:
Investments:
Fixed maturities,
  available-for-sale:

   Corporate.................. $    75 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 BPS - 590 BPS

                                   132 Market comparable
                                         companies                                Discount rate   11.2% - 15.2%
-----------------------------------------------------------------------------------------------------------------

   Asset-backed...............       5 Matrix pricing model                    Spread over U.S.
                                                                                 Treasury curve 30 BPS - 687 BPS
-----------------------------------------------------------------------------------------------------------------

Other equity investments......      20 Market comparable                       Revenue multiple    2.0X - 3.5X
                                         companies                                Discount rate       18.0%
                                                                                 Discount years         2
-----------------------------------------------------------------------------------------------------------------

Separate Accounts' assets.....     234 Third party appraisal                Capitalization rate       5.2%
                                                                       Exit capitalization rate       6.2%
                                                                                  Discount rate       7.1%

                                     7 Discounted cash flow                    Spread over U.S.
                                                                                 Treasury curve
                                                                         Gross domestic product 238 BPS - 395 BPS
                                                                                           rate    0.0% - 2.4%
                                                                                Discount factor    1.3% - 5.4%
-----------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts....  10,711 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.2% - 8.0%
                                                                         GMIB Utilization Rates   0.0% - 15.0%
                                                                           Non-performance risk  5 BPS - 16 BPS
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL /(1)/...............     107 Discounted cash flow                         Lapse Rates    1.0% - 8.0%
                                                                               Withdrawal Rates    0.0% - 7.0%
                                                                      Volatility rates - Equity   9.0% - 34.0%
-----------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2015 and 2014, respectively, are approximately $865 million and $1,045 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. The fair value measurements of these Level 3 investments comprise approximately 63.1% and 68.8% of total assets classified as Level 3 and represent only 0.6% and 0.7% of total assets measured at fair value on a recurring basis at December 31, 2015 and 2014 respectively. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the tables above at December 31, 2015 and 2014, respectively, are approximately $215 million and $207 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3. The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique, representing approximately 51.2% and 54.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2015 and 2014, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2015 and 2014, are approximately 7.5% and 9.4%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AB for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2015 and 2014, respectively, are approximately $32 million and $31 million private venture capital fund-of-fund investments of AB for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2015 and 2014, AB's aggregate unfunded commitments to these investments were approximately $3 million and $3 million, respectively.

   Separate Accounts' assets classified as Level 3 in the table at December 31, 2015 and 2014, primarily consist of a private real estate fund with a fair value of approximately $271 million and $234 million, a private equity investment with a fair value of approximately $2 million and $2 million and mortgage loans with fair value of approximately $5 million and $5 million, respectively. A third party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach is applied to determine the private equity investment for which the significant unobservable assumptions are the gross domestic product rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the gross domestic product rate would have a directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 excluded from the table consist of mortgage- and asset-backed securities with fair values of approximately $28 million and $7 million at December 31, 2015 and $11 million and $8 million at December 31, 2014, respectively. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The three AB acquisition-related contingent consideration liabilities (with a combined fair value of $31 million and $42 million as of December 31, 2015 and 2014, respectively) are currently valued using projected AUM growth rates with a weighted average of 46.0%, revenue growth rates with a weighted average of 43.0%, and discount rates of 3.0% (using a cost of debt assumption). During the fourth quarters of 2015 and 2014, AB recorded changes in estimates of the contingent consideration payable relating to recent acquisitions of $7 million and $4 million, respectively.

   The carrying values and fair values at December 31, 2015 and 2014 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

                                                                   FAIR VALUE
                                              CARRYING ----------------------------------
                                               VALUE   LEVEL 1 LEVEL 2  LEVEL 3   TOTAL
                                              -------- ------- -------- -------- --------
                                                             (IN MILLIONS)
December 31, 2015:
MORTGAGE LOANS ON REAL ESTATE................ $  7,171 $    -- $     -- $  7,257 $  7,257
LOANS TO AFFILIATES..........................    1,087      --      795      390    1,185
POLICYHOLDERS LIABILITIES: INVESTMENT
  CONTRACTS..................................    7,825      --       --    7,930    7,930
POLICY LOANS.................................    3,393      --       --    4,343    4,343
SHORT-TERM DEBT..............................      584      --      584       --      584
SEPARATE ACCOUNT LIABILITIES.................    5,124      --       --    5,124    5,124
December 31, 2014:
Mortgage loans on real estate................ $  6,463 $    -- $     -- $  6,617    6,617
Loans to affiliates..........................    1,087      --    1,203       --    1,203
Policyholders liabilities: Investment
  contracts..................................    2,799      --       --    2,941    2,941
Policy loans.................................    3,408      --       --    4,406    4,406
Short-term debt..............................      688      --      700       --      700
Separate Account Liabilities.................    5,019      --       --    5,019    5,019

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The Company's short-term debt primarily includes commercial paper issued by AB with short-term maturities and book value approximates fair value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and FHLBNY funding agreements and escrow shield plus product reserves are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2013................... $  1,772  $  4,561  $  6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013.................    1,626     4,203     5,829
  Paid guarantee benefits....................     (231)     (220)     (451)
  Other changes in reserve...................      334     1,661     1,995
                                              --------  --------  --------
Balance at December 31, 2014.................    1,729     5,644     7,373
  Paid guarantee benefits....................     (313)      (89)     (402)
  Other changes in reserve...................    1,570      (258)    1,312
                                              --------  --------  --------
Balance at December 31, 2015................. $  2,986  $  5,297  $  8,283
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                                     GMDB
                                                                 -------------
                                                                 (IN MILLIONS)
Balance at January 1, 2013...................................... $         844
  Paid guarantee benefits.......................................          (109)
  Other changes in reserve......................................            56
                                                                 -------------
Balance at December 31, 2013....................................           791
  Paid guarantee benefits.......................................          (114)
  Other changes in reserve......................................           155
                                                                 -------------
Balance at December 31, 2014....................................           832
  Paid guarantee benefits.......................................          (148)
  Other changes in reserve......................................           746
                                                                 -------------
Balance at December 31, 2015.................................... $       1,430
                                                                 =============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2015 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                               RETURN OF
                                                PREMIUM    RATCHET   ROLL-UP     COMBO     TOTAL
                                               ---------  --------  ---------  ---------  -------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $  13,037  $    132  $      78  $     244  $13,491
   Separate Accounts.......................... $  38,438  $  8,570  $   3,472  $  34,160  $84,640
  Net amount at risk, gross................... $     397  $    422  $   2,389  $  15,872  $19,080
  Net amount at risk, net of amounts
   reinsured.................................. $     397  $    302  $   1,616  $   6,743  $ 9,058
  Average attained age of contractholders.....      51.1      65.4       71.7       66.4     55.0
  Percentage of contractholders over age 70...       9.0%     35.4%      58.1%      38.2%    16.6%
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

GMIB:
-----
  Account values invested in:
   General Account............................       N/A       N/A  $      41  $     351  $   392
   Separate Accounts..........................       N/A       N/A  $  15,467  $  41,092  $56,559
  Net amount at risk, gross...................       N/A       N/A  $   1,179  $   6,232  $ 7,411
  Net amount at risk, net of amounts
   reinsured..................................       N/A       N/A  $     351  $   1,561  $ 1,912
  Weighted average years remaining until
   annuitization..............................       N/A       N/A        1.4        1.9      1.9
  Range of contractually specified interest
   rates......................................       N/A       N/A       3%-6%    3%-6.5%  3%-6.5%

   The liability for SCS, SIO, MSO and IUL indexed features and the GIB and GWBL and other features, not included above, was $494 million and $508 million at December 31, 2015 and 2014, respectively, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   In-force management

   The Company continues to proactively manage its in-force business. For example:

      . GMIB/GWBL LUMP SUM OPTION. In 2015, the Company added a lump sum option to certain contracts with GMIB and GWBL benefits. Prior to the addition of this option, if an eligible contractholder's adjusted account value fell to zero, the contractholder would automatically receive a stream of payments over his or her lifetime. With this option, eligible contractholders now have the ability to receive a percentage of the present value of those lifetime payments in a one-time lump sum payment.

      . GMDB/GMIB BUYBACK. Beginning in 2012, the Company initiated several programs to purchase from certain contractholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. Most recently in 2015, the Company initiated a program to give contractholders an option to elect a full buyout of their rider or a new partial
          (50%) buyout of their rider.

   The Company believes that the lump sum option and buyback programs are mutually beneficial to both the Company and contractholders who no longer need or want the GMDB, GMIB or GWBL rider. As a result of the 2015 buyback program, the Company is assuming a change in the short-term behavior of remaining contractholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term. The Company is also incorporating the expectation that some contractholders will utilize the new lump sum option product feature.

   Due to the difference in accounting recognition between the GMDB/GMIB and GWBL reserves and the fair value of the GMIB reinsurance contract asset, the net impact of the addition of the lump sum option to certain contracts and the 2015 buyback offer is an after-tax loss of $247 million, which was recognized in 2015. The net impact of a 2013 buyback that completed in 2014 was an after-tax loss of $29 million and $20 million to Net earnings in 2014 and 2013, respectively. For additional information, see "Accounting for VA Guarantee Features" in Note 2.

    B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                 DECEMBER 31,
                                              ------------------
                                                2015     2014
                                              -------- ---------
                                                (IN MILLIONS)
GMDB:
-----
Equity....................................... $ 66,230 $  67,108
Fixed income.................................    2,686     3,031
Balanced.....................................   15,350    17,505
Other........................................      374       404
                                              -------- ---------
Total........................................ $ 84,640 $  88,048
                                              ======== =========

GMIB:
-----
Equity....................................... $ 43,874 $  43,850
Fixed income.................................    1,819     1,988
Balanced.....................................   10,696    12,060
Other........................................      170       186
                                              -------- ---------
Total........................................ $ 56,559 $  58,084
                                              ======== =========

    C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2015, the total account value and net amount at risk of the hedged variable annuity contracts were $50,333 million and $7,841 million, respectively, with the GMDB feature and $32,740 million and $1,560 million, respectively, with the GMIB and GIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

    D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities, the related reinsurance reserve ceded, reflected in Amounts due from reinsurers and deferred cost of reinsurance, reflected in Other assets in the Consolidated balance sheets.

                                               DIRECT   REINSURANCE
                                              LIABILITY    CEDED       NET
                                              --------- -----------  --------
                                                       (IN MILLIONS)
Balance at January 1, 2013................... $     556 $      (310) $    246
  Other changes in reserves..................       273        (131)      142
                                              --------- -----------  --------
Balance at December 31, 2013.................       829        (441)      388
  Other changes in reserves..................       135        (114)       21
                                              --------- -----------  --------
Balance at December 31, 2014.................       964        (555)      409
  Other changes in reserves..................       120          16       136
                                              --------- -----------  --------
Balance at December 31, 2015................. $   1,084 $      (539) $    545
                                              ========= ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains up to $25 million on each single-life policy and$30 million on each second-to-die policy, with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2015, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 4.1% and 48.4%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 19.6% and 54.6%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2015 and 2014 were $10,570 million and $10,711 million, respectively. The increases (decreases) in fair value were $(141) million, $3,964 million and $(4,297) million for 2015, 2014 and 2013, respectively.

   At December 31, 2015 and 2014, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,458 million and $2,367 million, of which $2,005 million and $2,069 million related to three specific reinsurers, which were Zurich Insurance Company Ltd. (AA -- rating), Paul Revere Life Insurance Company (A rating) and Connecticut General Life Insurance Company (AA- rating). At December 31, 2015 and 2014, affiliated reinsurance recoverables related to insurance contracts amounted to $2,009 million and $1,684 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations.

   Reinsurance payables related to insurance contracts were $131 million and $74 million, at December 31, 2015 and 2014, respectively.

   The Company cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $92 million and $110 million at December 31, 2015 and 2014, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Company has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, AXA Equitable currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2015 and 2014 were $744 million and $757 million, respectively.

   For affiliated reinsurance agreements see Note 11 "Related Party
   Transactions."

   The following table summarizes the effect of reinsurance:

                                               2015    2014    2013
                                              ------  ------  ------
                                                   (IN MILLIONS)

Direct premiums.............................. $  820  $  844  $  848
Reinsurance assumed..........................    207     211     213
Reinsurance ceded............................   (539)   (541)   (565)
                                              ------  ------  ------
Premiums..................................... $  488  $  514  $  496
                                              ======  ======  ======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $  279  $  270  $  247
                                              ======  ======  ======
Policyholders' Benefits Ceded................ $  527  $  726  $  703
                                              ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $80 million and $78 million at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, respectively, $1,652 million and $1,714 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                              2015  2014  2013
                                              ----- ----- -----
                                                (IN MILLIONS)

Incurred benefits related to current year.... $  11 $  14 $  15
Incurred benefits related to prior years.....    22    16    10
                                              ----- ----- -----
Total Incurred Benefits...................... $  33 $  30 $  25
                                              ===== ===== =====
Benefits paid related to current year........ $  18 $  20 $  19
Benefits paid related to prior years.........    13    11    13
                                              ----- ----- -----
Total Benefits Paid.......................... $  31 $  31 $  32
                                              ===== ===== =====

10)SHORT-TERM DEBT

   Short-term debt consists of the following:

                                              DECEMBER 31,
                                              -------------
                                               2015   2014
                                              ------ ------
                                              (IN MILLIONS)
Short-term debt:
AB:
  Commercial paper (with interest rates of
   0.5% and 0.3%)............................ $  584 $  489
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     --    200
                                              ------ ------
Total short-term debt........................ $  584 $  689
                                              ====== ======

   Short-term Debt

   AB has a $1,000 million committed, unsecured senior revolving credit facility ("AB Credit Facility") with a group of commercial banks and other lenders. The AB Credit Facility provides for possible increases in the principal amount by up to an aggregate incremental amount of $250 million, any such increase being subject to the consent of the affected lenders. The AB Credit Facility is available for AB's and SCB LLC's business purposes, including the support of AB's $1,000 million commercial paper program. Both AB and SCB LLC can draw directly under the AB Credit Facility and management may draw on the AB Credit Facility from time to time. AB has agreed to guarantee the obligations of SCB LLC under the AB Credit Facility.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. As of December 31, 2015, AB and SCB LLC were in compliance with these covenants. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency- or bankruptcy-related events of default, all amounts payable under the AB Credit Facility automatically would become immediately due and payable, and the lender's commitments automatically would terminate.

   On October 22, 2014, as part of an amendment and restatement, the maturity date of the AB Credit Facility was extended from January 17, 2017 to October 22, 2019. There were no other significant changes included in the amendment.

   As of December 31, 2015 and 2014, AB and SCB LLC had no amounts outstanding under the AB Credit Facility. During 2015 and 2014, AB and SCB LLC did not draw upon the AB Credit Facility.

   In addition, SCB LLC has three uncommitted lines of credit with three financial institutions. Two of these lines of credit permit SCB LLC to borrow up to an aggregate of approximately $200 million, with AB named as an additional borrower, while one has no stated limit. As of December 31, 2015 and 2014, SCB LLC had no bank loans outstanding.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. In November 2014, this loan was refinanced and a new $382 million, seven year term loan with an interest rate of 4.0% was issued.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and was scheduled to mature on December 1, 2035. In December 2014, AXA Equitable repaid this note at par value plus interest accrued of $1 million to AXA Financial.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and was scheduled to mature on December 1, 2018. In June 2014, AXA Equitable repaid this note at par value plus interest accrued of $3 million to AXA Financial.

   Other Transactions

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable Qualified Pension Plan ("AXA Equitable QP") was transferred from AXA Equitable to AXA Financial under terms of an Assumption Agreement. For additional information regarding this transaction see Note 12.

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life"), equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million. MONY Life was a subsidiary of AXA Financial through October 1, 2013.

   The Company reimburses AXA Financial for expenses related to certain employee compensation and benefits. Such reimbursement is based on the cost to AXA Financial of the benefits provided which totaled $20 million, $29 million and $40 million, respectively, for 2015, 2014 and 2013.

   In 2015, 2014 and 2013, respectively, the Company paid AXA Distribution Holding Corporation ("AXA Distribution") and its subsidiaries $603 million, $616 million and $621 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $321 million, $325 million and $345 million, respectively, for their applicable share of operating expenses in 2015, 2014 and 2013, pursuant to Service agreement.

   AXA Distributors received $13 million, $2 million and $2 million in commissions and fees for the sale of MONY Life Insurance Company of America ("MONY America") insurance products in 2015, 2014 and 2013, respectively. AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products through reinsurance transactions with AXA RE Arizona Company ("AXA Arizona"), a wholly-owned subsidiary of AXA Financial.

   The Company currently reinsures to AXA Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2015 and 2014, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,741 million and $8,560 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2015, 2014 and 2013 related to the UL and no lapse guarantee riders totaled approximately $453 million, $453 million and $474 million, respectively. Ceded claims paid in 2015, 2014 and 2013 were $54 million, $83 million and $70 million, respectively.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,099 million at December 31, 2015) and/or letters of credit ($3,205 million at December 31, 2015). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2015, 2014 and 2013 totaled approximately $21 million, $22 million and $21 million, respectively. Claims and expenses paid in 2015, 2014 and 2013 were $5 million, $10 million and $10 million, respectively.

   In April 2015, AXA entered into a mortality catastrophe bond based on general population mortality in each of France, Japan and the U.S. The purpose of the bond is to protect AXA against a severe worldwide pandemic. AXA Equitable entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event. The reinsurance agreement was approved by the NYDFS with a retroactive effective date of January 1, 2015 and is due to expire on December 31, 2024. Premiums and expenses associated with the reinsurance agreement were $4 million in 2015.

   AXA Equitable provides personnel services, employee benefits, facilities, supplies and equipment under service agreements with certain AXA Financial subsidiaries and affiliates to conduct their business. The associated costs related to the service agreement are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support each company. As a result of such allocations, AXA Equitable was reimbursed $94 million, $75 million and $148 million for 2015, 2014 and 2013, respectively.

   Both AXA Equitable and AB, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AB incurred expenses under such agreements of approximately $164 million, $173 million and $165 million in 2015, 2014 and 2013, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $14 million, $15 million and $24 million in 2015, 2014 and 2013, respectively. The net receivable (payable) related to these contracts was approximately $1 million and $3 million at December 31, 2015 and 2014, respectively.

   During 2015, 2014 and 2013 AXA Equitable FMG earned $707 million,
   $711 million and $690 million, respectively of Investment management and administrative fees from EQAT, VIP Trust, 1290 Funds (since inception in
   2014) and Other AXA Trusts. Accounts receivable from these transactions were $47 million and $48 million at December 31, 2015 and 2014, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AB. These revenues are described below:

                                                 2015     2014     2013
                                               -------- -------- --------
                                                     (IN MILLIONS)
Investment advisory and services fees......... $  1,056 $  1,062 $  1,010
Distribution revenues.........................      415      433      455
Other revenues -- shareholder servicing fees..       85       91       91
Other revenues -- other.......................        5        6        6

12)EMPLOYEE BENEFIT PLANS

   AXA Equitable Retirement Plans

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $18 million, $18 million and $0 million in 2015, 2014 and 2013, respectively.

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees) and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan.

   Effective December 31, 2015, primary liability for the obligations of AXA Equitable under the AXA Equitable QP was transferred from AXA Equitable to AXA Financial under the terms of an Assumption Agreement (the "Assumption Transaction"). Immediately preceding the Assumption Transaction, the AXA Equitable QP had plan assets (held in a trust for the exclusive benefit of plan participants) with market value of approximately $2,236 million and liabilities of approximately $2,447 million. The assumption by AXA Financial and resulting extinguishment of AXA Equitable's primary liability for its obligations under the AXA Equitable QP was recognized by AXA Equitable as a capital contribution in the amount of $211 million ($137 million, net of tax), reflecting the non-cash settlement of its net unfunded liability for the AXA Equitable QP at December 31, 2015. In addition, approximately $1,193 million ($772 million, net of tax) unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI were also transferred to AXA Financial due to the Assumption Transaction. AXA Equitable remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event AXA Financial does not perform under the terms of the Assumption Agreement.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under the AXA Equitable QP would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI.

   AB Retirement Plans

   AB maintains the Profit Sharing Plan for Employees of AB, a tax-qualified retirement plan for U.S. employees. Employer contributions under this plan are discretionary and generally are limited to the amount deductible for Federal income tax purposes.

   AB also maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AB in the United States prior to October 2, 2000. AB's benefits are based on years of credited service and average final base salary.

   Measurement Date

   The Company uses a December 31 measurement date for its pension plans.

   Contributions and Funding Policy

   For 2015, no cash contributions were made by AXA Equitable and AB to their respective qualified pension plans. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2015, no minimum contribution is required to be made to either plan in 2016 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2016. Similarly, AB currently does not plan to make a contribution to its pension plan during 2016.

   Net Periodic Pension Expense

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2015     2014     2013
                                              -------  -------  -------
                                                    (IN MILLIONS)
Service cost................................. $     8  $     9  $    40
Interest cost................................      93      107       99
Expected return on assets....................    (159)    (155)    (155)
Actuarial (gain) loss........................       1        1        1
Net amortization.............................     110      111      155
Curtailment..................................      --       --        3
                                              -------  -------  -------
Net Periodic Pension Expense................. $    53  $    73  $   143
                                              =======  =======  =======

   Changes in PBO

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Projected benefit obligation, beginning of
  year....................................... $ 2,657  $ 2,463
Service cost.................................      --       --
Interest cost................................      93      107
Actuarial (gains) losses.....................      (6)     264
Benefits paid................................    (169)    (177)
Plan amendments and curtailments.............       1       --
                                              -------  -------
  Projected Benefit Obligation...............   2,576    2,657
Transfer to AXA Financial....................  (2,447)      --
                                              -------  -------
Projected Benefit Obligation, End of Year.... $   129  $ 2,657
                                              =======  =======

   Changes in Plan Assets/Funded Status

   The following table discloses the changes in plan assets and the funded status of the Company's qualified pension plans. The fair value of plan assets supporting the AXA Equitable QP liability was not impacted by the Assumption Transaction and the payment of plan benefits will continue to be made from the plan assets held in trust for the exclusive benefit of plan participants.

                                                DECEMBER 31,
                                              ----------------
                                                2015     2014
                                              -------  -------
                                                (IN MILLIONS)
Pension plan assets at fair value, beginning
  of year.................................... $ 2,473  $ 2,401
Actual return on plan assets.................      24      250
Contributions................................      --        6
Benefits paid and fees.......................    (175)    (184)
                                              -------  -------
Pension plan assets at fair value, end of
  year.......................................   2,322    2,473
PBO, immediately preceding the Transfer to
  AXA Financial..............................   2,576    2,657
                                              -------  -------
  Excess of PBO Over Pension Plan Assets,
   immediately preceding the Transfer to AXA
   Financial.................................    (254)    (184)
Transfer to AXA Financial.................... $   211  $    --
                                              -------  -------
Excess of PBO Over Pension Plan Assets, end
  of year.................................... $   (43) $  (184)
                                              =======  =======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $43 million and $184 million at December 31, 2015 and 2014, respectively. The aggregate PBO/accumulated benefit obligation ("ABO") and fair value of pension plan assets for plans with PBOs/ABOs in excess of those assets were $2,576 million and $2,322 million, respectively, at December 31, 2015 and $2,657 million and $2,473 million, respectively, at December 31, 2014.

   Unrecognized Net Actuarial (Gain) Loss

   The following table discloses the amounts included in AOCI at December 31, 2015 and 2014 that have not yet been recognized by AXA Equitable as components of net periodic pension cost. Not shown in the table at December 31, 2015 is approximately $1,193 million unrecognized net actuarial losses related to the AXA Equitable QP and accumulated in AOCI transferred to AXA Financial due to the Assumption Transaction.

                                              DECEMBER 31,
                                              -------------
                                              2015   2014
                                              ----- -------
                                              (IN MILLIONS)
Unrecognized net actuarial (gain) loss....... $  49 $ 1,144
Unrecognized prior service cost (credit).....     1      --
                                              ----- -------
  Total...................................... $  50 $ 1,144
                                              ===== =======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are approximately $340,000 and $0, respectively.

   Pension Plan Assets

   The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. See Note 2 for a description of the fair value hierarchy.

   2015 -- Immediately following the Assumption Transaction, the total fair value of plan assets for the qualified pension plans of the Company at December 31, 2015 was approximately $86 million, all supporting the AB qualified retirement plan.

   2014 -- The tables below disclose the allocation of the approximately $2,473 million fair value of total plan assets for the qualified pension plans of the Company and their level of observability within the fair value hierarchy at December 31, 2014. At December 31, 2014, assets classified as Level 1, Level 2 and Level 3 comprised approximately 32.4%, 57.6% and 10.0%, respectively, of qualified pension plan assets. During 2014, there were no transfers in/out of the Level 3 plan asset classification; activity in Level 3 consisted only of actual returns of approximately $22 million on those assets. Except for an investment at December 31, 2014 of approximately $1 million in a private REIT through a pooled separate account, there were no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

                                              DECEMBER 31,
                                              ------------
                                               2015   2014
                                              -----  -----
Fixed Maturities.............................  24.0%  49.4%
Equity Securities............................  56.0   38.8
Equity real estate...........................    --    9.8
Cash and short-term investments..............    --    1.3
Other........................................  20.0    0.7
                                              -----  -----
  Total...................................... 100.0% 100.0%
                                              =====  =====

                                              LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
                                              ------- ------- ------- ------
                                                      (IN MILLIONS)
DECEMBER 31, 2015:
ASSET CATEGORIES
Fixed Maturities:
  Other structured debt...................... $    -- $     9 $    -- $    9
Common and preferred equity..................      24      --      --     24
Mutual funds.................................      43      --      --     43
Private real estate investment trusts........      --      10      --     10
                                              ------- ------- ------- ------
   Total..................................... $    67 $    19 $    -- $   86
                                              ======= ======= ======= ======

                                              Level 1 Level 2  Level 3  Total
                                              ------- -------- ------- --------
                                                        (In Millions)
December 31, 2014:
Asset Categories
Fixed Maturities:
  Corporate.................................. $    -- $    833 $    -- $    833
  U.S. Treasury, government and agency.......      --      358      --      358
  States and political subdivisions..........      --       18      --       18
  Other structured debt......................      --        9       3       12
Common and preferred equity..................     743      177      --      920
Mutual funds.................................      46       --      --       46
Private real estate investment funds.........      --       --       1        1
Private real estate investment trusts........      --       10     242      252
Cash and cash equivalents....................      13       --      --       13
Short-term investments.......................      --       20      --       20
                                              ------- -------- ------- --------
   Total..................................... $   802 $  1,425 $   246 $  2,473
                                              ======= ======== ======= ========

   Plan asset guidelines for the AB qualified retirement plan specify an allocation weighting of 30% to 60% for return seeking investments (target of 40%), 10% to 30% for risk mitigating investments (target of 15%), 0% to 25% for diversifying investments (target of 17%) and 18% to 38% for dynamic asset allocation (target of 28%). Investments in mutual funds, hedge funds (and other alternative investments), and other commingled investment vehicles are permitted under the guidelines. Investments are permitted in overlay portfolios (regulated mutual funds) to complement the long-term strategic asset allocation. This portfolio overlay strategy is designed to manage short-term portfolio risk and mitigate the effect of extreme outcomes by varying the asset allocation of a portfolio through investment in the overlay portfolios.

   Discount Rate and Other Assumptions

   The discount rate assumptions used by AXA Equitable to measure the benefits obligations and related net periodic cost of the AXA Equitable QP reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under the AXA Equitable QP were discounted using a published high-quality bond yield curve for which AXA Equitable replaced its reference to the Citigroup-AA curve with the Citigroup Above-Median-AA curve beginning in 2014, thereby reducing the PBO of AXA Equitable's qualified pension plan and the related charge to equity to adjust the funded status of the plan by $25 million in 2014. At December 31, 2015, AXA Equitable refined its calculation of the discount rate to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient. Use of the discrete approach at December 31, 2015 produced a discount rate for the AXA Equitable QP of 3.98% as compared to a 4.00% aggregate rate, thereby increasing the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $4 million in 2015.

   In fourth quarter 2015, the Society of Actuaries (SOA) released MP-2015, an update to the mortality projection scale issued last year by the SOA, indicating that while mortality data continued to show longer lives, longevity was increasing at a slower rate and lagging behind that previously suggested. For the year ended December 31, 2015 valuations of its defined benefits plans, AXA Equitable considered this new data as well as observations made from current practice regarding how best to estimate improved trends in life expectancies. As a result, AXA Equitable concluded to change the mortality projection scale used to measure and report its defined benefit obligations from 125% Scale AA to Scale BB, representing a reasonable "fit" to the results of the AXA Equitable QP mortality experience study and more aligned to current thinking in practice with respect to projections of mortality improvements. Adoption of that change increased the net unfunded PBO of the AXA Equitable QP immediately preceding the Assumption Transaction by approximately $83 million. At December 31, 2014, AXA Equitable modified its then-current use of Scale AA by adopting 125% Scale AA and introduced additional refinements to its projection of assumed mortality, including use of a full generational approach, thereby increasing the year-end 2014 valuation of the AXA Equitable QP PBO by approximately $54 million.

   The following table discloses assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2015 and 2014. As described above, AXA Equitable refined its calculation of the discount rate for the year ended December 31, 2015 valuation of its defined benefits plans to use the discrete single equivalent discount rate for each plan as compared to its previous use of an aggregate, weighted average practical expedient.

                                                                    DECEMBER 31,
                                                                    -----------
                                                                    2015   2014
                                                                    -----  -----
Discount rates:
   AXA Equitable QP, immediately preceding Transfer to AXA
     Financial..................................................... 3.98%    N/A
   Other AXA Equitable defined benefit plans....................... 3.66%    N/A
   AB Qualified Retirement Plan....................................  4.3%    N/A
  Benefits obligations (aggregate methodology for 2014)............   N/A   3.6%
  Periodic cost....................................................  3.6%   3.6%

Rates of compensation increase:
  Benefit obligation............................................... 6.00%  6.00%
  Periodic cost.................................................... 6.46%  6.00%

Expected long-term rates of return on pension plan assets
  (periodic cost).................................................. 6.75%  6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under the AXA Equitable QP were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $6 million, $10 million and $10 million for 2015, 2014 and 2013, respectively.

   Future Benefits

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2016, and in the aggregate for the five years thereafter, all of which are subsequent to the Assumption Transaction. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2015 and include benefits attributable to estimated future employee service.

                                                                     PENSION
                                                                    BENEFITS
                                                                  --------------
                                                                  (IN MILLIONS)

2016............................................................. $            6
2017.............................................................              4
2018.............................................................              5
2019.............................................................              6
2020.............................................................              5
Years 2021 - 2025................................................             36

   AXA FINANCIAL ASSUMPTIONS

   In addition to the Assumption Transaction, since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with all of these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees, financial professionals and non-officer directors of AXA Financial and its subsidiaries, including the Company. AB also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2015, 2014 and 2013 for share-based payment arrangements as further described herein are as follows:

                                              2015  2014  2013
                                              ----- ----- ----
                                                (IN MILLIONS)
Performance Units/Shares..................... $  18 $  10 $ 43
Stock Options................................     1     1    2
AXA Shareplan................................    16    10   13
AB Stock Options.............................    --    --   (4)
AB Restricted Units..........................   174   171  286
Other Compensation plans/(1)/................     2    --   --
                                              ----- ----- ----
Total Compensation Expenses.................. $ 211 $ 192 $340
                                              ===== ===== ====

  /(1)/Other compensation plans include Stock Appreciation Rights, Restricted
       Stock and AXA Miles.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance shares under the AXA International Performance Share Plan (the "Performance Share Plan"). Prior to 2013, they were granted performance units under the AXA Performance Unit Plan.

   Non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) are granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA
   ADRs) annually under The Equity Plan for Directors. They also were granted stock options in years prior to 2014.

   Performance Units and Performance Shares

   2015 GRANT. On June 19, 2015, under the terms of the 2015 Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to employees of AXA Equitable. The extent to which 2015-2017 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015, the expense associated with the June 19, 2015 grant of performance shares were $8 million.

   SETTLEMENT OF 2012 GRANT IN 2015. On April 2, 2015, cash distributions of approximately $53 million were made to active and former AXA Equitable employees in settlement of 2,273,008 performance units earned under the terms of the AXA Performance Unit Plan 2012.

   2014 GRANT. On March 24, 2014, under the terms of the 2014 Performance Share Plan, AXA awarded approximately 2 million unearned performance shares to employees of AXA Equitable. The extent to which 2014-2016 cumulative performance targets measuring the performance of AXA and the insurance-related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The first tranche of the performance shares will vest and be settled on the third anniversary of the award date; the second tranche of these performance shares will vest and be settled on the fourth anniversary of the award date. The plan will settle in shares to all participants. In 2015 and 2014, the expense associated with the March 24, 2014 grant of performance shares was approximately $4 million and $9 million, respectively.

   SETTLEMENT OF 2011 GRANT IN 2014. On April 3, 2014, cash distributions of approximately $26 million were made to active and former AXA Equitable employees in settlement of 986,580 performance units earned under the terms of the AXA Performance Unit Plan 2011.

   2013 GRANT. On March 22, 2013, under the terms of the 2013 Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. 119.58% of the unearned performance shares were earned based on the performance of AXA and the insurance-related business of AXA Financial Group. The earned performance shares will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2015, 2014 and 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $7 million, $2 million and $11 million, respectively.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   For 2015, 2014 and 2013, the Company recognized compensation costs of $18 million, $10 million and $43 million, respectively, for performance shares and units earned to date. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards as they are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2015 and 2014 was $0 and $58 million, respectively. Approximately 2 million outstanding performance shares are at risk to achievement of 2016 performance criteria, primarily representing all of the performance shares granted June 19, 2015 and the second tranche of performance shares granted March 24, 2014, for which cumulative average 2015-2017 and 2014-2016 performance targets will determine the number of performance shares earned under those awards, respectively.

   Stock Options

   2015 GRANT. On June 19, 2015, 442,885 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 22.90 euros. All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on June 19, 2015, 244,597 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on June 19, 2015 have a ten-year term. The weighted average grant date fair value per option award was estimated at 1.58 euros using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 23.68%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.29% and a risk-free interest rate of 0.92%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, the Company recognized expenses associated with the June 19, 2015 grant of options of approximately $333,000.

   2014 GRANT. On March 24, 2014, 395,720 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 18.68 euros All of those options have a five-year graded vesting schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total options awarded on March 24, 2014, 214,174 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 24, 2014 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.89 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 29.24%, a weighted average expected term of
   8.2 years, an expected dividend yield of 6.38% and a risk-free interest rate of 1.54%. The total fair value of these options (net of expected forfeitures) of approximately $1 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015 and 2014, the Company recognized expenses associated with the March 24, 2014 grant of options of approximately $216,000 and $345,000, respectively.

   2013 GRANT On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2015, 2014 and 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $71,000, $131,000 and $357,000, respectively.

   Shares Authorized

   There is no limitation in the Stock Option Plan or the Equity Plan for Directors on the number of shares that may be issued pursuant to option or other grants.

   A summary of the activity in the AXA, AXA Financial and AB option plans during 2015 follows:

                                                                             Options Outstanding
                                              ----------------------------------------------------------------------------------
                                                   AXA Ordinary Shares            AXA ADRs/(3)/            AB Holding Units
                                              ----------------------------   ------------------------ --------------------------
                                                               Weighted                    Weighted                    Weighted
                                                Number         Average         Number      Average        Number       Average
                                              Outstanding      Exercise      Outstanding   Exercise     Outstanding    Exercise
                                              (In 000's)        Price        (In 000's)     Price       (In 000's)      Price
                                              -----------  ---------------   -----------  ----------- --------------  ----------

Options Exercisable at January 1, 2015.......    16,837.9  (Euro)    21.39       1,105.2  $     25.53        5,942.4  $    45.03
Options granted..............................       444.0  (Euro)    22.90            --  $        --           29.1  $    31.74
Options exercised............................    (4,196.7) (Euro)    18.26        (510.7) $     25.33         (541.1) $    17.06
Options forfeited, net.......................      (483.1) (Euro)    22.75        (553.5) $     25.59          (23.1) $    89.95
Options expired/reinstated...................          --               --            --           --           (8.8) $    45.45
                                              -----------                    -----------              --------------
Options Outstanding at December 31, 2015.....    12,602.1  (Euro)    21.39          41.0  $     27.28        5,398.5  $    47.59
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)    --/(2)/              $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................         3.0                           2.36                        2.90
                                              ===========                    ===========              ==============
Options Exercisable at December 31, 2015.....    10,074.6  (Euro)    22.50          40.9  $     27.28        4,736.7       43.04
                                              ===========  ===============   ===========  =========== ==============  ==========
Aggregate Intrinsic Value/(1)/...............              (Euro)       --                $     245.3                 $       --
                                                           ===============                ===========                 ==========
Weighted Average Remaining Contractual Term
  (in years).................................        2.48                           2.36                        2.90
                                              ===========                    ===========              ==============

  /(1)/Aggregate intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2015 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from exercises of stock options in 2015 was $13 million. The intrinsic value related to exercises of stock options during 2015, 2014 and 2013 were approximately $200,000, $3 million and $14 million respectively, resulting in amounts currently deductible for tax purposes of approximately $70,000, $1 million, and $5 million, respectively, for the periods then ended. In 2015, 2014 and 2013, windfall tax benefits of approximately $70,000, $1 million and $5 million, respectively, resulted from exercises of stock option awards.

   At December 31, 2015, AXA Financial held 2,262 AXA ordinary shares in treasury at a weighted average cost of $24.86 per share, which were designated to fund future exercises of outstanding stock options.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2015, 2014 and 2013, respectively.

                                                   AXA Ordinary Shares             AB Holding Units
                                              ----------------------------  ------------------------------
                                                2015      2014      2013      2015     2014       2013
                                              --------  --------  --------  -------  -------  ------------

Dividend yield...............................     6.29%     6.38%     7.52%     7.1%     8.4%  8.0 - 8.3%
Expected volatility..........................    23.68%    29.24%    31.27%    32.1%    48.9% 49.7 - 49.8%
Risk-free interest rates.....................     0.92%     1.54%     1.34%     1.5%     1.5%  0.8 - 1.7%
Expected life in years.......................      8.2       8.2       7.7      6.0      6.0       6.0
Weighted average fair value per option at
  grant date................................. $   1.73  $   2.89  $   1.79  $  4.13  $  4.78  $       5.44

   For 2015, 2014 and 2013, the Company recognized compensation costs (credits) for stock options of $1 million, $1 million and $(2) million, respectively. As of December 31, 2015, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.48 years.

   Restricted Awards

   Under The Equity Plan for Directors, AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares Likewise, AB awards restricted AB Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AB Holding units that vest ratably over three years are made to eligible AB employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   AXA Equitable has also granted restricted AXA ordinary share units ("RSUs") to certain executives. The RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   For 2015, 2014 and 2013, respectively, the Company recognized compensation costs of $174 million, $171 million and $286 million for outstanding restricted stock and RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for RSUs. At December 31, 2015, approximately 19.8 million restricted AXA ordinary shares and AB Holding unit awards remain unvested. At December 31, 2015, approximately $36 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of
   3.20 years.

   The following table summarizes restricted AXA ordinary share activity for 2015. In addition, approximately 44,333 RSUs were granted during 2015 with graded vesting over a 3-year service period.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
Unvested as of January 1, 2015...............     51,460 $    15.37
Granted......................................     10,578 $    23.25
Vested.......................................     28,028 $    14.63
                                              ---------- ----------
Unvested as of December 31, 2015.............     34,010 $    18.43
                                              ========== ==========

   Restricted AXA Ordinary shares vested in 2015, 2014 and 2013 had aggregate vesting date fair values of approximately $1 million, $1 million and $1 million, respectively.

   Unrestricted Awards

   Under the Equity Plan for Directors, AXA Financial provides a stock retainer to non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable). Pursuant to the terms of the retainer, the non-officer directors receive AXA ordinary shares valued at $55,000 each year, paid on a semi-annual basis. These shares are not subject to any vesting requirement or other restriction. For the years ended December 31, 2015, 2014 and 2013, the Company recognized compensation expense of approximately $327,800, $350,300, and $350,000 for these unrestricted share awards.

   AXA Shareplan

   2015 AXA SHAREPLAN. In 2015, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly-issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2015. Eligible employees and financial professionals could have reserved a share purchase during the reservation period from August 31, 2015 through September 14, 2015 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 22, 2015 through October 27, 2015. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 21, 2015 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $20.17 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 8.57% formula discounted price of $23.05 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2015 which is July 1, 2020. All subscriptions became binding and irrevocable on October 27, 2015.

   The Company recognized compensation expense of $16 million, $10 million and $13 million in 2015, 2014 and 2013 in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2015, 2014 and 2013 primarily invested under Investment Option B for the purchase of approximately 5 million, 5 million and 5 million AXA ordinary shares, respectively.

   AXA Miles Program 2012

   On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA Miles to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011. This vesting condition has been satisfied. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2015, 2014 and 2013, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $281,000, $295,000 and $278,000.

   AB Long-term Incentive Compensation Plans

   AB maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AB Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect, wholly-owned subsidiary of AXA Equitable, is obligated to make capital contributions to AB in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AB in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AB. Beginning in 2009, annual awards granted under the Amended and Restated AB Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AB implemented changes to AB's employee long-term incentive compensation award. AB amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, the Company's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AB engages in open-market purchases of AB Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2015 and 2014, AB purchased 8.5 million and 3.6 million Holding units for $218 million and $93 million respectively. These amounts reflect open-market purchases of 5.8 million and 0.3 million Holding units for $151 million and $7 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   During 2015, AB granted to employees and eligible directors 7.4 million restricted AB Holding unit awards (including 7.0 million granted in December for 2015 year-end awards). During 2014, AB granted to employees and eligible directors 7.6 million restricted AB Holding awards (including 6.6 million granted in December 2013 for 2014 year-end awards). Prior to third quarter 2014, AB funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust.

   During 2015 and 2014, AB Holding issued 0.5 million and 1.1 million Holding units, respectively, upon exercise of options to buy AB Holding units. AB Holding used the proceeds of $9 million and $19 million, respectively, received from employees as payment in cash for the exercise price to purchase the equivalent number of newly-issued Holding units.

   Effective July 1, 2013, management of AB and AB Holding retired all unallocated Holding units in AB's consolidated rabbi trust. To retire such units, AB delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AB units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AB's and AB Holding's units outstanding decreased by approximately
   13.1 million units. AB and AB Holding intend to retire additional units as AB purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AB units, as was done in December 2013.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AB totaling $173 million, $173 million and $156 million for 2015, 2014 and 2013, respectively. The cost of the 2015 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AB 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and eligible directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly-issued Holding units. As of December 31, 2015, 302,443 options to buy Holding units had been granted and 47.2 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 12.5 million Holding units were available for grant as of December 31, 2015.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $      (36) $    (552) $      197
  Deferred (expense) benefit.................       (150)    (1,143)      1,876
                                              ----------  ---------  ----------
Total........................................ $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

                                                 2015        2014       2013
                                              ----------  ---------  ----------
                                                        (IN MILLIONS)

Expected income tax (expense) benefit........ $     (578) $  (2,140) $    1,858
Noncontrolling interest......................        124        119         101
Separate Accounts investment activity........        181        116         122
Non-taxable investment income (loss).........          8         12          20
Tax audit interest...........................          1         (6)        (14)
State income taxes...........................          1         (4)         (6)
AB Federal and foreign taxes.................          2          4           2
Tax settlement...............................         77        212          --
Other........................................         (2)        (8)        (10)
                                              ----------  ---------  ----------
Income tax (expense) benefit................. $     (186) $  (1,695) $    2,073
                                              ==========  =========  ==========

   In second quarter 2015, the Company recognized a tax benefit of $77 million related to settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns.

   In second quarter 2014 the Company recognized a tax benefit of $212 million related to settlement of the IRS audit for tax years 2006 and 2007.

   In February 2014, the IRS released Revenue Ruling 2014-7, eliminating the IRS' previous guidance related to the methodology to be followed in calculating the Separate Account dividends received deduction ("DRD"). However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues previously raised related to the calculation of the DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                                  DECEMBER 31, 2015         December 31, 2014
                                              ------------------------- -------------------------
                                               ASSETS     LIABILITIES    Assets     Liabilities
                                              --------- --------------- --------- ---------------
                                                                 (IN MILLIONS)

Compensation and related benefits............ $     110 $            -- $     150 $            --
Reserves and reinsurance.....................        --           1,740        --           1,785
DAC..........................................        --           1,253        --           1,162
Unrealized investment gains or losses........        --             134        --             614
Investments..................................        --           1,437        --           1,490
Net operating losses and credits.............       424              --       512              --
Other........................................        --              25       112              --
                                              --------- --------------- --------- ---------------
Total........................................ $     534 $         4,589 $     774 $         5,051
                                              ========= =============== ========= ===============

   As of December 31, 2015, the Company had $424 million of AMT credits which do not expire.

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2015, $255 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested outside the United States. At existing applicable income tax rates, additional taxes of approximately $103 million would need to be provided if such earnings were remitted.

   At December 31, 2015 and 2014, of the total amount of unrecognized tax benefits $344 million and $397 million, respectively, would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2015 and 2014 were $52 million and $77 million, respectively. For 2015, 2014 and 2013, respectively, there were $(25) million, $(43) million and $15 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                 2015       2014      2013
                                              ---------  ---------  --------
                                                       (IN MILLIONS)

Balance at January 1,........................ $     475  $     592  $    573
Additions for tax positions of prior years...        44         56        57
Reductions for tax positions of prior years..      (101)      (181)      (38)
Additions for tax positions of current year..        --          8        --
                                              ---------  ---------  --------
Balance at December 31,...................... $     418  $     475  $    592
                                              =========  =========  ========

   During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company's 2004 and 2005 Federal corporate income tax returns. The IRS commenced their examination of the 2008 and 2009 tax years in 2015. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                          DECEMBER 31,
                                              -----------------------------------
                                                 2015        2014         2013
                                              ----------  ----------  -----------
                                                         (IN MILLIONS)

Unrealized gains (losses) on investments..... $      241  $    1,122  $       153
Foreign currency translation adjustments.....        (58)        (33)         (12)
Defined benefit pension plans................        (12)       (780)        (757)
                                              ----------  ----------  -----------
Total accumulated other comprehensive income
  (loss).....................................        171         309         (616)
                                              ----------  ----------  -----------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................         57          42           13
                                              ----------  ----------  -----------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $      228  $      351  $      (603)
                                              ==========  ==========  ===========

   Immediately preceding the Assumption Transaction, the AXA Equitable QP had approximately $1,193 million unrecognized net actuarial losses in AOCI that were transferred to AXA Financial, resulting in an increase in AOCI and a decrease in additional paid in capital of $1,193 million ($772 million net of tax), the net impact to AXA Equitable's consolidated Shareholder's Equity was $0.

   The components of OCI for the past three years, net of tax, follow:

                                                  2015        2014       2013
                                               ----------  ---------  ----------
                                                         (IN MILLIONS)
Foreign currency translation adjustments:
  Foreign currency translation gains
   (losses) arising during the period......... $      (25) $     (21) $      (12)
  (Gains) losses reclassified into net
   earnings (loss) during the period..........         --         --          --
                                               ----------  ---------  ----------
  Foreign currency translation adjustment.....        (25)       (21)        (12)
                                               ----------  ---------  ----------
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year............................     (1,020)     1,043      (1,550)
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/.......         12         37          49
                                               ----------  ---------  ----------
Net unrealized gains (losses) on investments..     (1,008)     1,080      (1,501)
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other...................................        127       (111)        302
                                               ----------  ---------  ----------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $(480), $529 and
  $(654)).....................................       (881)       969      (1,199)
                                               ----------  ---------  ----------
Change in defined benefit plans:
  Net gain (loss) arising during the year.....         --        (95)        198
  Prior service cost arising during the year..         --         --          --
  Less: reclassification adjustments to net
  earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost............         (4)        72         101
   Amortization of net prior service credit
     included in net periodic cost............         --         --          --
                                               ----------  ---------  ----------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $(2), $(15) and $161).......................         (4)       (23)        299
                                               ----------  ---------  ----------
Total other comprehensive income (loss), net
  of income taxes.............................       (910)       925        (912)
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest.....         15         29          (8)
                                               ----------  ---------  ----------
Other Comprehensive Income (Loss)
  Attributable to AXA Equitable............... $     (895) $     954  $     (920)
                                               ==========  =========  ==========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(6) million, $(19) million and $(26) million for 2015, 2014 and 2013, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $2 million, $(39) million and $(54) million for 2015, 2014 and 2013, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2016 and the four successive years are $216 million, $215 million, $201 million, $189 million, $166 million and $946 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2016 and the four successive years is $32 million, $31 million, $30 million, $30 million, $13 million and $67 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2015, 2014 and 2013, respectively, AXA Equitable recorded $3 million, $42 million and $85 million pre-tax charges related to severance and lease costs. The amounts recorded in 2014 and 2013 included pre-tax charges of $25 million and $52 million, respectively, related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                       DECEMBER 31,
                                              -----------------------------
                                                2015       2014      2013
                                              --------  ---------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    113  $     122  $     52
Additions....................................       10         21       140
Cash payments................................      (32)       (24)      (66)
Other reductions.............................       (2)        (6)       (4)
                                              --------  ---------  --------
Balance, End of Year......................... $     89  $     113  $    122
                                              ========  =========  ========

   During 2013, AB recorded $28 million of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AB's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013, real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AB will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2015, these arrangements include commitments by the Company to provide equity financing of $568 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2015. The Company had $866 million of commitments under existing mortgage loan agreements at December 31, 2015.

   AB maintains a guarantee in connection with the AB Credit Facility. If SCB LLC is unable to meet its obligations, AB will pay the obligations when due or on demand. In addition, AB maintains guarantees totaling $400 million for the three of SCB LLC's three uncommitted lines of credit.

   AB maintains a guarantee with a commercial bank, under which it guarantees the obligations in the ordinary course of business of SCB LLC, Sanford C. Bernstein Limited ("SCBL") and AllianceBernstein Holdings (Cayman) Ltd. ("AB Cayman"). AB also maintains three additional guarantees with other commercial banks under which it guarantees approximately $361 million of obligations for SCBL. In the event that SCB LLC, SCBL or AB Cayman is unable to meet its obligations, AB will pay the obligations when due or on demand.

   During 2009, AB entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2015 AB had funded $32 million of this commitment.

   During 2010, as general partner of the AB U.S. Real Estate L.P. (the "Real Estate Fund"), AB committed to invest $25 million in the Real Estate
   Fund. As of December 31, 2015, AB had funded $1 million of this commitment.

   During 2012, AB entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2015, AB had funded $6 million of this commitment.

   In December 2015, AB provided a 60 day guarantee to a commercial bank for borrowings by a company-sponsored fund up to a maximum of $50 million. The bank provided the fund with a limited partner subscription line for the unfunded commitments of the fund's limited partners. The fund is expected to repay the bank by calling capital from the limited partners. To the extent the fund is not able to repay the loan to the bank, AB will repay the loan under the guarantee, up to $50 million. The fund will repay AB for all amounts paid by AB under the guarantee.

   AB has not been required to perform under any of the above agreements and currently have no liability in connection with these agreements.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and AXA Equitable FMG for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and AXA Equitable FMG filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. AXA Equitable FMG ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to AXA Equitable FMG for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to AXA Equitable FMG in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs' experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of defendants' experts. In August 2015, the Court denied Plaintiffs' motions in limine and also denied both parties motions for summary judgment. The trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments are scheduled to occur in May 2016 following post-trial briefing.

   In April 2014, a lawsuit was filed in the United States District Court for the Southern District of New York, entitled Andrew Yale, on behalf of himself and all others similarly situated v. AXA Life Insurance Company F/K/A AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of all persons and entities that, between 2011 and March 11, 2014, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by AXA Equitable (the "Policies"). The complaint alleges that AXA Equitable did not disclose in its New York statutory annual statements or elsewhere that the collateral for certain reinsurance transactions with affiliated reinsurance companies was supported by parental guarantees, an omission that allegedly caused AXA Equitable to misrepresent its "financial condition" and "legal reserve system." The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of all premiums paid by the class for the Policies during the relevant period. In June 2014, AXA Equitable filed a motion to dismiss the complaint on procedural grounds, which was denied in October 2014. In February 2015, plaintiffs substituted two new named plaintiffs and the action is now entitled Ross v. AXA Equitable Life Insurance Company. In July 2015, the Court granted AXA Equitable's motion to dismiss for lack of subject matter jurisdiction. In August 2015, plaintiffs filed a notice of appeal.

   In April 2015, the same plaintiffs' law firm filed a second action in the United States District Court for the Southern District of New York on behalf of a putative class of variable annuity holders with "Guaranteed Benefits Insurance Riders," entitled Calvin W. Yarbrough, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. The new action covers the same class period, makes substantially the same allegations, and seeks the same relief (return of all premium paid by class members) as the first action on behalf of life insurance policyholders. In October 2015, the Court, on its own, dismissed the Yarbrough litigation on similar grounds as Ross. In October 2015, plaintiff filed a notice of appeal.

   A lawsuit was filed in the Supreme Court of the State of New York, County of Westchester, Commercial Division ("New York state court") in June 2014, entitled Jessica Zweiman, Executrix of the Estate of Anne Zweiman, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company. The lawsuit is a putative class action on behalf of "all persons who purchased variable annuities from AXA Equitable which subsequently became subject to the ATM Strategy, and who suffered injury as a result thereof." Plaintiff asserts that AXA Equitable breached the variable annuity contracts by implementing the volatility management tool. The lawsuit seeks unspecified damages. In July 2014, AXA Equitable filed a notice of removal to the United States District Court for the Southern District of New York. In September 2015, the New York federal district court granted AXA Equitable's motion to dismiss the Complaint. In October 2015, plaintiff filed a notice of appeal. In February 2016, plaintiff voluntarily dismissed her appeal.

   In November 2014, one of the plaintiff's law firms in Zweiman filed a separate lawsuit entitled Arlene Shuster, on behalf of herself and all others similarly situated v. AXA Equitable Life Insurance Company in the Superior Court of New Jersey, Camden County ("New Jersey state court"). This lawsuit is a putative class action on behalf of "all AXA [Equitable] variable life insurance policyholders who allocated funds from their Policy Accounts to investments in AXA's Separate Accounts, which were subsequently subjected to volatility-management strategy, and who suffered injury as a result thereof" and asserts a claim for breach of contract similar to the claim in Zweiman. In February 2016, the New Jersey State Court dismissed the Complaint.

   In August 2015, another of the plaintiff's law firms in Zweiman filed a third lawsuit entitled Richard T. O'Donnell, on behalf of himself and all other similarly situated v. AXA Equitable Life Insurance Company in Connecticut Superior Court, Judicial Division of New Haven ("Connecticut state court"). This lawsuit purports to cover the same class definition, makes substantially the same allegations, and seeks the same relief as in Zweiman. In November 2016, the Connecticut federal district court transferred the action to the United States District Court for the Southern District of New York.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AB received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Electronics UK Limited ("Philips"), a former pension fund client, alleging that AB Limited (one of AB's subsidiaries organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to the initial investment in, and management of, a (Pounds)500 million portfolio of U.S. mortgage-backed securities. Philips has alleged damages ranging between $177 million and $234 million, plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form ("Claim") in the High Court of Justice in London, England, which formally commenced litigation with respect to the allegations in the Letter of Claim. AB believes that it has strong defenses to these claims, which were set forth in AB's October 12, 2012 response to the Letter of Claim and AB's June 27, 2014 Statement of Defence in response to the Claim, and AB intends to defend this matter vigorously.

           ---------------------------------------------------------

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

   In addition to the matters described above, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. In addition, a number of lawsuits, claims, assessments and regulatory inquiries have been filed or commenced against businesses in the jurisdictions in which AXA Equitable and its subsidiaries do business, including actions and proceedings related to alleged discrimination, alleged breaches of fiduciary duties in connection with qualified pension plans and other general business-related matters. Some of the matters have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Courts, juries and regulators often have substantial discretion in awarding damage awards and fines, including punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards and regulatory fines that bear little or no relation to actual economic damages incurred, continues to create the potential for an unpredictable judgment in any given matter.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York Insurance law, a domestic life insurer may not, without prior approval of the NYDFS, pay a dividend to its shareholders exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than approximately $1,525 million during 2016. Payment of dividends exceeding this amount requires the insurer to file a notice of its intent to declare such dividends with the NYDFS who then has 30 days to disapprove the distribution. For 2015, 2014 and 2013, respectively, AXA Equitable's statutory net income (loss) totaled $2,038 million, $1,664 million and $(28) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,895 million and $5,793 million at December 31, 2015 and 2014, respectively. In 2015, AXA Equitable paid $767 million in shareholder dividends and transferred approximately 10.0 million in Units of AB (fair value of $245 million) in the form of a dividend to AEFS. In 2014, AXA Equitable paid $382 million in shareholder dividends. In 2013, AXA Equitable paid $234 million in shareholder dividends and transferred approximately
   10.9 million in Units of AB (fair value of $234 million) in the form of a dividend to AEFS.

   At December 31, 2015, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2015, AXA Equitable repaid $200 million of third party surplus notes at maturity. In 2014 and 2013 AXA Equitable, with the approval of the NYDFS, repaid at par value plus accrued interest of $825 million and $500 million, respectively, of outstanding surplus notes to AXA Financial.

   At December 31, 2015 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2015.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2015         2014        2013
                                              ----------  -----------  ----------
                                                         (IN MILLIONS)
SEGMENT REVENUES:
Insurance/(1)/............................... $    6,822  $    12,656  $      (54)
Investment Management/(2)/...................      3,025        3,011       2,915
Consolidation/elimination....................        (28)         (27)        (21)
                                              ----------  -----------  ----------
Total Revenues............................... $    9,819  $    15,640  $    2,840
                                              ==========  ===========  ==========

  /(1)/Includes investment expenses charged by AB of approximately $45 million, $40 million and $37 million for 2015, 2014 and 2013, respectively, for services provided to the Company.
  /(2)/Intersegment investment advisory and other fees of approximately $73 million, $67 million and $58 million for 2015, 2014 and 2013, respectively, are included in total revenues of the Investment Management segment.

                                                  2015        2014        2013
                                              -----------  ---------- -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM OPERATIONS,
BEFORE INCOME TAXES:
Insurance.................................... $     1,033  $    5,512 $    (5,872)
Investment Management/(1)/...................         618         603         564
Consolidation/elimination....................          (1)         --          (1)
                                              -----------  ---------- -----------
Total Earnings (Loss) from Operations,
  before Income Taxes........................ $     1,650  $    6,115 $    (5,309)
                                              ===========  ========== ===========

  /(1)/Net of interest expenses incurred on securities borrowed.

                                                             DECEMBER 31,
                                                        ----------------------
                                                           2015        2014
                                                        ----------  ----------
                                                             (IN MILLIONS)
SEGMENT ASSETS:
Insurance.............................................. $  182,738  $  184,018
Investment Management..................................     11,895      11,990
Consolidation/elimination..............................         (7)         (3)
                                                        ----------  ----------
Total Assets........................................... $  194,626  $  196,005
                                                        ==========  ==========

   In accordance with SEC regulations, the Investment Management segment includes securities with a fair value of $460 million and $415 million which have been segregated in a special reserve bank custody account at December 31, 2015 and 2014, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2015 and 2014 are summarized below:

                                                              THREE MONTHS ENDED
                                              -------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------- -----------  ------------ ------------
                                                                (IN MILLIONS)
2015
----
Total Revenues............................... $    3,567 $       220   $     5,714 $        318
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,437 $     1,973   $     2,375 $      1,384
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $      854 $    (1,025)  $     2,275 $       (640)
                                              ========== ===========   =========== ============

2014
----
Total Revenues............................... $    3,706 $     3,524   $     3,754 $      4,656
                                              ========== ===========   =========== ============
Total benefits and other deductions.......... $    2,195 $     2,342   $     2,186 $      2,802
                                              ========== ===========   =========== ============
Net earnings (loss).......................... $    1,056 $     1,038   $     1,077 $      1,249
                                              ========== ===========   =========== ============

Appendix A

--------------------------------------------------------------------------------



DIRECTORS AND PRINCIPAL OFFICERS


Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.


-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life (July 2004 to
AXA                                    September 2013) and MONY America (since
25, Avenue Matignon                    July 2004); Director of AXA Equitable
75008 Paris, France                    (since September 1993); Chairman of the
                                       Board of AXA Financial (since April
                                       1998); Vice Chairman (February 1996 to
                                       April 1998). Chairman and Chief
                                       Executive Officer of AXA since April
                                       2010; prior thereto, Chairman of the
                                       Management Board (May 2000 to April
                                       2010) and Chief Executive Officer of
                                       AXA (January 2000 to May 2002); Vice
                                       Chairman of AXA's Management Board
                                       (January 2000 to May 2000). Director or
                                       officer of various subsidiaries and
                                       affiliates of the AXA Group. Director
                                       of AllianceBernstein Corporation, the
                                       general partner of AllianceBernstein
                                       Holding and AllianceBernstein (October
                                       1993 to July 2015). Director, Nestle
                                       S.A. since April 2012. Director of
                                       Donaldson, Lufkin and Jenrette ("DLJ")
                                       (July 1993 to November 2000). Director
                                       of HSBC Holdings PLC (since March 2016).
-------------------------------------------------------------------------------

Denis Duverne                          Director, MONY Life (July 2004 to
AXA                                    September 2013) and MONY America (since
25, Avenue Matignon                    July 2004); Director of AXA Equitable
75008 Paris, France                    (since February 1998). Member of AXA's
                                       Board of Directors and Deputy Chief
                                       Executive Officer (since April 2010);
                                       prior thereto, Member of the AXA
                                       Management Board (February 2003 to
                                       April 2010) and Chief Financial Officer
                                       (May 2003 through December 2009), prior
                                       thereto, Executive Vice President,
                                       Finance, Control and Strategy, AXA
                                       (January 2000 to May 2003); prior
                                       thereto Senior Executive Vice
                                       President, International
                                       (US-UK-Benelux) AXA (January 1997 to
                                       January 2000); Member of the AXA
                                       Executive Committee (since January
                                       2000); Director, AXA Financial (since
                                       November 2003), AllianceBernstein
                                       (since February 1996) and various AXA
                                       affiliated companies. Director of DLJ
                                       (February 1997 to November 2000).
-------------------------------------------------------------------------------

Ramon de Oliveira                      Director of AXA Financial, AXA
Investment Audit Practice, LLC         Equitable and MONY America since May
70 South Fifth Street                  2011. Director of MONY Life (May 2011
Park Ridge, NJ 07656                   to September 2013). Since April 2010,
                                       Mr. de Oliveira has been a member of
                                       AXA's Board of Directors, where he
                                       serves on the Finance Committee (Chair)
                                       and Audit Committee, and from April
                                       2009 to April 2010, he was a member
                                       AXA's Supervisory Board. He is
                                       currently the Managing Director of the
                                       consulting firm Investment Audit
                                       Practice, LLC, based in New York. From
                                       2002 and 2006, Mr. de Oliveira was
                                       Adjunct Professor of Finance at
                                       Columbia University. Prior thereto,
                                       starting in 1977, he spent 24 years at
                                       JP Morgan & Co. where he was Chairman
                                       and Chief Executive Officer of JP
                                       Morgan Investment Management and was
                                       also a member of the firm's Management
                                       Committee since its inception in 1995.
                                       Upon the merger with Chase Manhattan
                                       Bank in 2001, Mr. de Oliveira was the
                                       only executive from JP Morgan & Co.
                                       asked to join the Executive Committee
                                       of the new firm with operating
                                       responsibilities. Mr. de Oliveira is
                                       currently the Chairman of the
                                       Investment Committee of Fonds de
                                       Dotation du Louvre (since 2009) and
                                       JACCAR Holdings SA (2011). Previously,
                                       he served as a Director of JP Morgan
                                       Suisse, American Century Company, Inc.,
                                       SunGard Data Systems, The Hartford
                                       Insurance Company, Tattinger-Kobrand
                                       USA, Quilvest SA and L'Atelier. Mr. de
                                       Oliveira also formerly served as a
                                       Trustee and Chairman of the Investment
                                       Committee of The Kauffman Foundation, a
                                       Member of the Investment Committee of
                                       The Red Cross and the Chairman of the
                                       Board of Friends of Education.
-------------------------------------------------------------------------------

Daniel G. Kaye                         Mr. Kaye has been a Director of AXA
767 Quail Run                          Equitable since September 2015. From
Inverness, IL 60067                    January 2013 to May 2014, Mr. Kaye
                                       served as Interim Chief Financial
                                       Officer and Treasurer of HealthEast
                                       Care System ("HealthEast"). Prior to
                                       joining HealthEast, Mr. Kaye spent 35
                                       years with Ernst & Young LLP ("Ernst &
                                       Young") from which he retired in 2012.
                                       Throughout his time at Ernst & Young,
                                       where he was an audit partner for 25
                                       years, Mr. Kaye enjoyed a track record
                                       of increasing leadership and
                                       responsibilities, including serving as
                                       the New England Managing Partner and
                                       the Midwest Managing Partner of
                                       Assurance. Mr. Kaye is a member of the
                                       Board of Directors of Ferrellgas
                                       Partners L.P. ("Ferrellgas"), where he
                                       serves on the Audit Committee and
                                       Corporate Governance and Nominating
                                       Committee (Chair). Mr. Kaye is a
                                       Certified Public Accountant and
                                       National Association of Corporate
                                       Directors (NACD) Board Leadership
                                       Fellow. Mr. Kaye is also a director of
                                       AXA Financial and MLOA since September
                                       2015.
-------------------------------------------------------------------------------

                                  APPENDIX A

DIRECTORS AND PRINCIPAL OFFICERS
(CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Kristi A. Matus                        Ms. Matus has been a Director of AXA
athenahealth                           Equitable since September 2015. Ms.
311 Arsenal Street                     Matus currently serves as Executive
Watertown, MA 02472                    Vice President and Chief Financial &
                                       Administrative Officer of athenahealth,
                                       Inc. ("athenahealth") since July 2014.
                                       Prior to joining athenahealth, Ms.
                                       Matus served as Executive Vice
                                       President and Head of Government
                                       Services of Aetna, Inc. ("Aetna") from
                                       February 2012 to July 2013. Prior to
                                       Aetna, she held several senior
                                       leadership roles at United Services
                                       Automobile Association ("USAA"),
                                       including Executive Vice President and
                                       Chief Financial Officer from 2008 to
                                       2012. She began her career at the Aid
                                       Association for Lutherans, where she
                                       held various financial and operational
                                       roles for over a decade. Ms. Matus is
                                       also a director of AXA Financial and
                                       MLOA since September 2015.
-------------------------------------------------------------------------------

Richard C. Vaughan                     Director of AXA Financial, AXA
764 Lynnmore Lane                      Equitable and MONY America since May
Naples, FL 34108                       2010. Director of MONY Life (May 2010
                                       to September 2013). Executive Vice
                                       President and Chief Financial Officer
                                       of Lincoln Financial Group (1995 to May
                                       2005); prior thereto, Chief Financial
                                       Officer (June 1992 to 1995); Senior
                                       Vice President and Chief Financial
                                       Officer of Employee Benefits Division
                                       (July 1990 to 1995). Member of the
                                       Board of Directors of MBIA, Inc,
                                       serving on the Audit Committee, The
                                       Executive Committee and the Finance and
                                       Risk Committee (Chair).
-------------------------------------------------------------------------------

Barbara Fallon-Walsh                   Director of AXA Financial, AXA
1670 Stephens Drive                    Equitable and MONY America since May
Wayne, PA 19087                        2012. Director of MONY Life (May 2012
                                       to September 2013). Ms. Fallon-Walsh
                                       was with The Vanguard Group, Inc.
                                       ("Vanguard") from 1995 until her
                                       retirement in 2012, where she held
                                       several executive positions, including
                                       Head of Institutional Retirement Plan
                                       Services from 2006 through 2011. Ms.
                                       Fallon-Walsh started her career at
                                       Security Pacific Corporation in 1979
                                       and held a number of senior and
                                       executive positions with the company,
                                       which merged with Bank of America in
                                       1992. From 1992 until joining Vanguard
                                       in 1995, Ms. Fallon-Walsh served as
                                       Executive Vice President, Bay Area
                                       Region and Los Angeles Gold Coast
                                       Region for Bank of America. Ms.
                                       Fallon-Walsh is currently a member of
                                       the Board of Directors of AXA
                                       Investment Managers S.A. ("AXA IM"),
                                       where she serves on the Audit and Risk
                                       Committee and the Remuneration
                                       Committee, and of AXA Rosenberg Group
                                       LLC. Ms. Fallon-Walsh has been a member
                                       of the Main Line Chamber of Commerce
                                       Board of Directors and Executive
                                       Committee, the Business and Advisory
                                       Council for Widener University and
                                       served on the Board of Trustees and
                                       Executive Committee of the Employee
                                       Benefit Research Institute in
                                       Washington, DC.
-------------------------------------------------------------------------------

Bertram L. Scott                       Director of AXA Financial, AXA
Novant Health, Inc.                    Equitable and MONY America since May
108 Providence Road                    2012. Director of MONY Life (May 2012
Charlotte, NC 28207                    to September 2013). Mr. Scott is Senior
                                       Vice President of population health
                                       management of Novant Health, Inc. since
                                       February 2015. From November 2012 to
                                       December 2014, he served as President
                                       and Chief Executive Officer of Affinity
                                       Health Plan. Prior to joining Affinity,
                                       Mr. Scott served as President, U.S.
                                       Commercial of CIGNA Corporation from
                                       June 2010 to December 2011, with
                                       executive responsibilities for U.S.
                                       products, marketing, national accounts,
                                       underwriting and for regional,
                                       individual, select and senior segments.
                                       Prior to joining CIGNA, Mr. Scott
                                       served as Executive Vice President and
                                       Chief Institutional Development & Sales
                                       Officer at TIAA-CREF, a leading
                                       provider of retirement services in the
                                       academic, research, medical and
                                       cultural fields. Mr. Scott is a member
                                       of the Board of Directors of Becton,
                                       Dickinson and Company, where he serves
                                       on the Audit Committee (Chair) as
                                       Chairman and Compensation and Benefits
                                       Committee. He is a Director of Lowe's
                                       Companies, Inc., where he serves on the
                                       Audit Committee and Governance
                                       Committee (since November 2015).
-------------------------------------------------------------------------------

Lorie A. Slutsky                       Director of AXA Financial, Inc., AXA
The New York Community Trust           Equitable and MONY America (since
909 Third Avenue                       September 2006). Director of MONY Life
New York, NY 10022                     (September 2006 to September 2013).
                                       President of The New York Community
                                       Trust (since 1990). Prior thereto,
                                       Executive Vice President of The New
                                       York Community Trust (1987 to 1990).
                                       Director and Chairperson of Corporate
                                       Governance Committee and Member of
                                       Executive and Compensation Committees
                                       of AllianceBernstein Corporation (since
                                       July 2002); Former Director and
                                       Chairman of the Board of BoardSource,
                                       Former Trustee of The New School.
                                       Former Chairman of the Board of
                                       Governors of the Milano School of
                                       Management & Urban Policy (The New
                                       School).
-------------------------------------------------------------------------------

Peter S. Kraus                         Director of AXA Financial, Inc., AXA
AllianceBernstein Corporation          Equitable and MONY America (since
1345 Avenue of the Americas            February 2009). Director of MONY Life
New York, NY 10105                     (February 2009 to September 2013).
                                       Director, Chairman of the Board and
                                       Chief Executive Officer of
                                       AllianceBernstein Corporation (since
                                       December 2008). Prior thereto,
                                       Executive Vice President of Merrill
                                       Lynch & Co. (September 2008 to December
                                       2008). Prior thereto, co-head,
                                       Investment Management Division of
                                       Goldman Sachs Group, Inc. (March 1986
                                       to March 2008); also held the following
                                       positions: co-head of the Financial
                                       Institutions Group Tokyo (1990-1996).
                                       Currently, Director of Keewaydin Camp;
                                       Chairman of the Investment Committee of
                                       Trinity College; Chairman of the Board
                                       of California Institute of the Arts;
                                       Co-Chair of Friends of the Carnegie
                                       International and Lincoln Center.
-------------------------------------------------------------------------------


                                      A-2



                                  APPENDIX A

OFFICERS -- DIRECTORS
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Mark Pearson                           Director (since January 2011),
                                       President and Chief Executive Officer
                                       (since February 2011), AXA Financial.
                                       Chairman of the Board and Chief
                                       Executive Officer (since February 2011)
                                       and Director (since January 2011), AXA
                                       Equitable, AXA Equitable Financial
                                       Services, LLC and MONY America.
                                       Director, Chairman of the Board and
                                       Chief Executive Officer of MONY Life
                                       (February 2011 to September 2013).
                                       Member of AXA's Management and
                                       Executive Committees (since 2008).
                                       President and Chief Executive Officer
                                       of AXA Japan (2008 to January 2011).
                                       Director, Representative Executive
                                       Officer, President and Chief Executive
                                       Officer (June 2010 to February 2011),
                                       AXA Japan Holding Co., Ltd and AXA Life
                                       Insurance Co., Ltd. (concurrently);
                                       prior thereto, Representative Director,
                                       President and Chief Executive Officer
                                       (June 2008 to June 2010). Regional
                                       Chief Executive Officer, Life, AXA Asia
                                       Life and AXA Asia Pacific Holdings
                                       Limited (concurrently) (October 2001 to
                                       June 2008). Director and President, AXA
                                       America Holdings, Inc. (since January
                                       2011). Director, AllianceBernstein
                                       Corporation (since February 2011).
-------------------------------------------------------------------------------

OTHER OFFICERS
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Salvatore Piazzolla                    Senior Executive Vice President (since
                                       March 2011), AXA Financial, Inc. and
                                       MONY America. Senior Executive Vice
                                       President of MONY Life (March 2011 to
                                       September 2013). Senior Executive
                                       Director and Chief Human Resources
                                       Officer, AXA Equitable Financial
                                       Services, LLC and AXA Equitable (since
                                       December 2012). Prior thereto, Senior
                                       Executive Vice President AXA Equitable
                                       Financial Services, LLC and AXA
                                       Equitable (March 2011 to December
                                       2012). Director of AXA Assicurazioni
                                       S.p.A. (since April 2013). Senior
                                       Executive Vice President, Head of Human
                                       Resources, UniCredit Group (2005 to
                                       February 2011). Vice President, Human
                                       Resources, General Electric (2001 to
                                       2004). Director, MONY Assets Corp.
                                       (March 2011 to December 2011).
-------------------------------------------------------------------------------

Andrea M. Nitzan                       Executive Director, Chief Accounting
                                       Officer (since December 2012) and
                                       Controller (since November 2014), AXA
                                       Equitable Financial Services, LLC and
                                       AXA Equitable; prior thereto, Senior
                                       Vice President (May 2008 to December
                                       2012); Assistant Vice President and
                                       Chief of Staff (1996 to May 2008).
                                       Executive Vice President, Chief
                                       Accounting Officer and Controller
                                       (since November 2014), AXA Financial
                                       and MONY America (since September
                                       2011). Executive Vice President
                                       andChief Accounting Officer, MONY Life
                                       (September 2011 to September 2013).
-------------------------------------------------------------------------------

Dave S. Hattem                         Senior Executive Director and General
                                       Counsel (December 2012 to present);
                                       prior thereto, Senior Vice President
                                       (September 1999 to December 2012) and
                                       General Counsel (February 2010 to
                                       present) of AXA Equitable and AXA
                                       Equitable Financial Services, LLC;
                                       prior thereto, Senior Vice President
                                       (September 1999 to present) and Deputy
                                       General Counsel (May 2004 to February
                                       2010), Associate General Counsel
                                       (September 1999 to May 2004). Senior
                                       Executive Vice President (since May
                                       2013) and General Counsel (since May
                                       2010), AXA Financial, Inc.; prior
                                       thereto, Executive Vice President May
                                       2012 to May 2013) and General Counsel
                                       (since May 2010); Senior Vice President
                                       (September 2008 to May 2012) and
                                       General Counsel (May 2010 to present);
                                       Senior Vice President and Deputy
                                       General Counsel (September 2008 to May
                                       2010). Senior Executive Director (since
                                       December 2012) and General Counsel
                                       (since February 2010), MONY America;
                                       prior thereto, Executive Vice President
                                       (May 2012 to December 2012) and General
                                       Counsel (since February 2010).
                                       Executive Senior Vice President and
                                       Deputy General Counsel of MONY Life
                                       (December 2012 to September 2013; held
                                       previous positions). Executive Vice
                                       President (since July 2012) and General
                                       Counsel (since December 2010), AXA
                                       Equitable Life and Annuity Company.
                                       Executive Vice President (since June
                                       2012) and General Counsel (since
                                       December 2010), MONY Financial
                                       Services, Inc.
-------------------------------------------------------------------------------

Karen Field Hazin                      Lead Director (since December 2012),
                                       Secretary (since June 2005) and
                                       Associate General Counsel (since June
                                       2005), AXA Equitable Financial
                                       Services, LLC and AXA Equitable; prior
                                       thereto, Vice President, Secretary and
                                       Associate General Counsel (June 2005 to
                                       December 2012), Counsel (April 2005 to
                                       June 2005), Assistant Vice President
                                       and Counsel (December 2001 to June
                                       2003), Counsel (December 1996 to
                                       December 2001). Vice President,
                                       Secretary and Associate General
                                       Counsel, MONY America (since June
                                       2005). Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Financial, Inc. Vice
                                       President and Secretary (since
                                       September 2005), AXA America Holdings,
                                       Inc. Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Equitable Life and Annuity
                                       Company. Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Distribution Holding
                                       Corporation. Vice President, Secretary
                                       and Associate General Counsel, MONY
                                       Life (June 2005 to September 2013).
-------------------------------------------------------------------------------


                                      A-3



                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President, Chief Compliance
                                       Officer (February 2005 to present) and
                                       Deputy General Counsel (February 2010
                                       to present) of MONY America. Managing
                                       Director, Chief Compliance Officer and
                                       Deputy General Counsel (since December
                                       2012), AXA Equitable and AXA Equitable
                                       Financial Services, LLC; prior thereto,
                                       Senior Vice President (February 2005 to
                                       December 2012), Chief Compliance
                                       Officer (February 2005 to present), and
                                       Deputy General Counsel (February 2010
                                       to present); prior thereto, Senior Vice
                                       President, Chief Compliance Officer and
                                       Associate General Counsel (February
                                       2005 to February 2010). Senior Vice
                                       President, Chief Compliance Officer and
                                       Deputy General Counsel, AXA Financial
                                       (since May 2010). Vice President,
                                       Deputy General Counsel and Chief
                                       Litigation Counsel (2000 to February
                                       2005) of The MONY Group; prior thereto,
                                       Vice President and Chief Litigation
                                       Counsel (1990 to 2000). Senior Vice
                                       President, Chief Compliance Officer
                                       (February 2005 to September 2013) and
                                       Deputy General Counsel (February 2010
                                       to September 2013) of MONY Life.
-------------------------------------------------------------------------------

Nicholas B. Lane                       Senior Executive Director (since
                                       December 2012) and Head of U.S. Life
                                       and Retirement (since November 2013),
                                       AXA Equitable Financial Services, LLC
                                       and AXA Equitable; prior thereto,
                                       Senior Executive Director and
                                       President, Retirement Savings (December
                                       2012 to November 2013); prior thereto,
                                       Senior Executive Vice President
                                       (February 2011 to December 2012) and
                                       President, Retirement Savings (February
                                       2011 to November 2013). Senior
                                       Executive Vice President (since
                                       February 2011) and Head of U.S. Life
                                       and Retirement (since November 2013),
                                       AXA Financial and MONY America; prior
                                       thereto, Senior Executive Vice
                                       President and President, Retirement
                                       Savings (February 2011 to November
                                       2013). Senior Executive Vice President
                                       and President, Retirement Savings, MONY
                                       Life (February 2011 to September 2013).
                                       Director and Member of the Audit
                                       Committee (since February 2011), U.S.
                                       Financial Life Insurance Company and
                                       AXA Equitable Life and Annuity Company.
                                       Director and Chief Retirement Savings
                                       Officer (since February 2011), AXA
                                       Advisors, LLC. Director and Member of
                                       the Audit Committee, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (November 2008 to March 2011).
                                       Director, Chairman of the Board,
                                       President, Chief Executive Officer and
                                       Chief Retirement Savings Officer (since
                                       February 2011), AXA Distributors, LLC.
                                       Director, AXA Distribution Holding
                                       Corporation (since October 2013). Head
                                       of Global Strategy & Business Support
                                       and Development (June 2008 to January
                                       2011), AXA SA. Senior Vice President of
                                       Retail Distribution Business Platforms
                                       (February 2006 to June 2008), AXA
                                       Equitable; prior thereto, Vice
                                       President (May 2005 to February 2006).
-------------------------------------------------------------------------------

Anders B. Malmstrom                    Senior Executive Vice President and
                                       Chief Financial Officer (since June
                                       2012), AXA Financial, Inc. and MONY
                                       America. Senior Executive Director and
                                       Chief Financial Officer, AXA Equitable
                                       (since December 2012); prior thereto,
                                       Senior Executive Vice President and
                                       Chief Financial Officer (June 2012 to
                                       December 2012). Director (since July
                                       2012), Senior Executive Director and
                                       Chief Financial Officer (since June
                                       2012), AXA Equitable Financial
                                       Services, LLC. Director (since July
                                       2012), 1740 Advisers, Inc. Director,
                                       Chairman of the Board, President and
                                       Chief Executive Officer (since July
                                       2012), ACMC, LLC. Director (July 2012),
                                       AXA Advisors, LLC. Director and Senior
                                       Executive Vice President (since July
                                       2012), AXA America Holdings, Inc.
                                       Director and Chairman of the Board;
                                       Member of the Audit Committee (since
                                       July 2012), AXA Corporate Solutions
                                       Life Reinsurance Company. Director,
                                       Chairman of the Board and Chief
                                       Executive Officer (since July 2012),
                                       AXA Distribution Holding Corporation.
                                       Director (since July 2012) and Chairman
                                       of the Board (since August 2012);
                                       Member of the Audit Committee
                                       (Chairman) (since July), AXA Equitable
                                       Life and Annuity Company. Director and
                                       Chairman of the Board (since July
                                       2012), AXA RE Arizona Company.
                                       Director, Chairman of the Board and
                                       Chief Executive Officer (since July
                                       2012), Financial Marketing Agency, Inc.
                                       Director (since July 2012), Chairman of
                                       the Board, President and Chief
                                       Executive Officer (since August 2012),
                                       MONY Financial Services, Inc. Director
                                       (since July 2012), MONY Financial
                                       Resources of the Americas Limited.
                                       Director (since July 2012), MONY
                                       International Holdings, LLC. Director
                                       (since December 2013), 1740 Advisors,
                                       Inc. Director (since September 2012),
                                       MONY Life Insurance Company of the
                                       Americas, Ltd. Director and Chairman of
                                       the Board; Member of the Audit
                                       Committee (Chairman) (since July 2012),
                                       U.S. Financial Life Insurance Company.
                                       Senior Executive Vice President and
                                       Chief Financial Officer, MONY Life
                                       (June 2012 to September 2013). Director
                                       and Chairman of the Board, CS Life Re
                                       Company (since November 2014).
                                       Director, AXA Strategic Ventures US,
                                       LLC (since December 2014).
-------------------------------------------------------------------------------


                                      A-4



                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Joshua E. Braverman                    Senior Executive Director and Treasurer
                                       (since December 2012), AXA Equitable
                                       and AXA Equitable Financial Services;
                                       prior thereto, Executive Vice President
                                       and Treasurer (September 2012 to
                                       December 2012), Senior Vice President,
                                       Head of Derivatives (September 2009 to
                                       September 2012). Senior Executive Vice
                                       President (since May 2013) and
                                       Treasurer (since September 2012), AXA
                                       Financial, Inc. and MONY America; prior
                                       thereto, Executive Vice President and
                                       Treasurer (September 2012 to May 2013).
                                       Executive Vice President and Treasurer,
                                       MONY Life (September 2012 to September
                                       2013). Director, Executive Vice
                                       President, Chief Financial Officer and
                                       Treasurer and Member of the Audit
                                       Committee (since September 2012), AXA
                                       Equitable Life and Annuity Company.
                                       Director, Executive Vice President,
                                       Chief Financial Officer and Treasurer
                                       and Member of the Audit Committee
                                       (since September 2012), U.S. Financial
                                       Life Insurance Company. Director,
                                       President, Chief Executive Officer and
                                       Chief Investment Officer and Chairman
                                       of the Audit Committee (since September
                                       2012), AXA Corporate Solutions Life
                                       Reinsurance Company. Director and
                                       Chairman (since September 2012),
                                       Equitable Casualty Insurance Company.
                                       Director, President and Chief Executive
                                       Officer (since September 2012), AXA
                                       RE Arizona Company. Executive Vice
                                       President and Treasurer (since
                                       September 2012), AXA America Holdings,
                                       Inc. Director, President and Chief
                                       Financial Officer (since September
                                       2012), AXA Distribution Holding
                                       Corporation. Director and President,
                                       MONY Life Insurance Company of the
                                       Americas Limited (since September
                                       2012). Director, President and
                                       Treasurer (since September 2012), MONY
                                       International Holdings, LLC. Director,
                                       President and Treasurer (since
                                       September 2012), MBT, Ltd. Director,
                                       Chairman, President and Treasurer
                                       (since September 2012), MONY Financial
                                       Resources of the Americas Limited.
                                       Director, Executive Vice President,
                                       Chief Financial Officer and Treasurer
                                       (since September 2012), MONY Financial
                                       Services, Inc. Executive Vice President
                                       and Treasurer (since September 2012),
                                       1740 Advisors, Inc. Director,
                                       President, Chief Executive Officer and
                                       Chief Financial Officer, CS Life Re
                                       Company (since November 2014). Senior
                                       Executive Vice President and Treasurer,
                                       AXA Strategic Ventures US, LLC (since
                                       December 2014).
-------------------------------------------------------------------------------

Priscilla Sims Brown                   Senior Executive Director and Chief
                                       Marketing Officer, AXA Equitable and
                                       AXA Equitable Financial Services since
                                       September 2014. Senior Executive Vice
                                       President and Chief Marketing Officer,
                                       AXA Financial, Inc. and MONY Life since
                                       September 2014. Senior Vice President
                                       and Chief Marketing and Development
                                       Officer, AmeriHealth Caritas (April
                                       2013 to August 2014). Head of
                                       Marketing, Sun Life Financial (January
                                       2009 to March 2013). Served in numerous
                                       roles at Lincoln Financial Group, the
                                       most recent being Chief Marketing
                                       Officer (February 1991 to December
                                       2008).
-------------------------------------------------------------------------------

Michael B. Healy                       Executive Director (since December
                                       2012) and Chief Information Officer
                                       (since May 2011), AXA Equitable and AXA
                                       Equitable Financial Services; prior
                                       thereto, (Executive Vice President (May
                                       2011 to December 2012) and Chief
                                       Information Officer (since May 2011),
                                       Senior Vice President and Chief
                                       Information Officer (September 2010 to
                                       May 2011); Senior Vice President
                                       (September 2009 to November 2010).
                                       Executive Vice President and Chief
                                       Information Officer (since May 2011),
                                       AXA Financial and MONY America; prior
                                       thereto, Senior Vice President and
                                       Chief Information Officer (November
                                       2010 to May 2011); Senior Vice
                                       President (September 2009 to November
                                       2010). Executive Vice President and
                                       Chief Information Officer (May 2011 to
                                       September 2013), MONY Life; prior
                                       thereto, Senior Vice President and
                                       Chief Information Officer (November
                                       2010 to May 2011); Senior Vice
                                       President (September 2009 to November
                                       2010). Senior Vice President, Program
                                       Office at Marsh & McLennan Companies
                                       Inc. (April 2003 to August 2009).
-------------------------------------------------------------------------------

Keith E. Floman                        Managing Director and Chief Actuary,
                                       AXA Equitable and AXA Equitable
                                       Financial Services (since December
                                       2012); prior thereto, Senior Vice
                                       President and Actuary (November 2008 to
                                       December 2012), Vice President and
                                       Senior Actuary (August 2006 to November
                                       2008). Senior Vice President and
                                       Actuary, MONY America (since November
                                       2008); prior thereto, Vice President
                                       and Senior Actuary (August 2006 to
                                       November 2008). Senior Vice President
                                       and Actuary, MONY Life (November 2008
                                       to September 2013); prior thereto, Vice
                                       President and Senior Actuary (August
                                       2006 to November 2008). Senior Vice
                                       President and Actuary, AXA Equitable
                                       Life and Annuity Company (since
                                       December 2008). Senior Vice President
                                       and Actuary (since January 2009) and
                                       Appointed Actuary (since May 2008),
                                       U.S. Financial Life Insurance Company.
                                       Senior Vice President, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (since July 2007). Director, Executive
                                       Vice President and Chief Financial
                                       Officer, AXA RE Arizona Company (since
                                       May 2013). Director, Financial
                                       Marketing Agency, Inc. (since May 2013).
-------------------------------------------------------------------------------

Sharon A. Ritchey                      Senior Executive Director and Chief
                                       Operating Officer, AXA Equitable and
                                       AXA Equitable Financial Services (since
                                       November 2013). Senior Executive Vice
                                       President and Chief Operating Officer,
                                       AXA Financial and MONY America (since
                                       November 2013). Director of AXA
                                       Advisors, LLC and AXA Business Services
                                       Private Limited. Executive Vice
                                       President, Retirement Plans Group, The
                                       Hartford Financial (January 1999 to
                                       January 2013).
-------------------------------------------------------------------------------


                                      A-5



                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Kevin Molloy                           Senior Executive Vice President, AXA
                                       Financial and MONY Life (since May
                                       2013). Senior Executive Director, AXA
                                       Equitable and AXA Equitable Financial
                                       Services (since May 2013). Director and
                                       Vice Chairman of the Board, AXA
                                       Advisors, LLC (since September 2013).
                                       Director, AXA Network, LLC (since
                                       October 2013). Director and Member of
                                       Audit Committee, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (since March 2011). Senior Vice
                                       President, Business Support and
                                       Development, AXA (June 2010 to May
                                       2013). Vice President of Distribution
                                       Finance (April 2007 to June 2010), Vice
                                       President and head of North American
                                       Investor Relations (November 2003 to
                                       April 2007), Director of Corporate
                                       Finance (1999 to November 2003), AXA
                                       Equitable.
-------------------------------------------------------------------------------

Jurgen Schwering                       Senior Vice President and Chief Risk
                                       Officer, AXA Financial, Inc. and MONY
                                       America (since November 2015); prior
                                       thereto, Senior Executive Vice
                                       President and Chief Risk Officer
                                       (February 2014 to November 2015).
                                       Managing Director and Chief Risk
                                       Officer, AXA Equitable and AXA
                                       Equitable Financial Services (since
                                       November 2015); prior thereto, Senior
                                       Executive Director and Chief Risk
                                       Officer (February 2014 to November
                                       2015). Member of the Board and Head of
                                       the Health Insurance, AXA Konzern AG
                                       (October 2012 to February 2014); prior
                                       thereto, Member of the Board and Chief
                                       Investment Officer (January 2007 to
                                       October 2012); Chief Investment Officer
                                       (March 2004 to December 2006). Head of
                                       Investment Strategy (March 2000 to
                                       March 2004, Allianz
                                       Lebensversicherungs-AG; prior thereto,
                                       Executive Assistant for the Chief
                                       Financial Officer (September 1997 to
                                       March 2000).
-------------------------------------------------------------------------------




                                      A-6



                                  APPENDIX A

Appendix B

--------------------------------------------------------------------------------

The table below sets forth the dates of the most recent prospectuses and supplements you have received to date, all of which are hereby incorporated by reference.
DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS/(1)/
-------------------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED:                  WHICH RELATE TO OUR:
-------------------------------------------------------------------------------------------
July 25, 1996; January 1, 1997; May 1,
1997 through May 1, 2002; and
October 18, 1999, as previously
supplemented on May 1, 1998 through
May 1, 2002; May 12, 2000; June 23,
2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1,
2003; May 15, 2003; November 24,
2003; February 10, 2004 (2
supplements), May 1, 2004; August 10,
2004; December 13, 2004; February 4,
2005; February 23, 2005; May 1,
2005; June 10, 2005; June 17,
2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19,
2007; February 23, 2008; May 1,
2008; July 21, 2008; August 15, 2008 (3
supplements); December 1,
2008; January 15, 2009; February 23,
2009, August 17, 2009, September 3,
2009; January 7, 2010; February 1,
2010; February 5, 2010; May 1,
2010; June 14, 2010; August 25,
2010; February 11, 2011; August 25,
2011; February 6, 2012, June 20; 2012;
July 31, 2012; August 30, 2012;
February 15, 2013; August 21, 2013;
November 12, 2013; February 19, 2014;
August 18, 2014; February 26, 2015       IL Protector(R) Policies

December 19, 1994; May 1, 1995 through
May 1, 2000; September 15,
1995; January 1, 1997; and October 18,
1999 as previously supplemented on
May 1, 1996 through May 1,
2002; May 12, 2000; June 23,
2000; September 1, 2000; February 9,
2001; September 4, 2001; December 1,
2001/(2) /; December 14,
2001; February 22, 2002; July 15,
2002; August 20, 2002; December 15,
2002; January 6, 2003; March 1,
2003; May 1, 2003; May 15,
2003, November 24, 2003; February 10,
2004 (2 supplements); May 1,
2004; August 10, 2004; December 13,
2004; February 4, 2005; February 23,
2005; May 1, 2005; (3 supplements);
June 10, 2005; June 17,
2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19,
2007; February 23, 2008; May 1,
2008; July 21, 2008; August 15, 2008 (4
supplements); December 1,
2008; January 15, 2009; February 23,
2009, August 17, 2009, September 3,
2009; January 7, 2010; February 1,
2010; February 5, 2010; May 1,
2010; June 14, 2010; August 25,
2010; February 11, 2011; August 25,
2011; February 6, 2012, June 20; 2012;
July 31, 2012; August 30, 2012;
February 15, 2013; August 21, 2013;
November 12, 2013; February 19, 2014;
August 18, 2014; February 26, 2015       Incentive Life Plus(R) Policies

November 27, 1991 and May 1, 1993
through May 1, 2000 and October 18,
1999, as previously supplemented on
May 1, 1994 through May 1,
2002; May 12, 2000; June 23,
2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1,
2003; May 15, 2003; November 24,
2003; February 10, 2004 (2
supplements); May 1, 2004; August 10,
2004; December 13, 2004; February 4,
2005; February 23, 2005; May 1, 2005;
(2 supplements); June 10,
2005; June 25, 2005; August 31,
2005; February 23, 2006; August 25,
2006; December 11, 2006; May 1,
2007; August 24, 2007; September 24,
2007; October 19, 2007; February 23,
2008; May 1, 2008; July 21,
2008; August 15, 2008 (3 supplements);
December 1, 2008; January 15,
2009; February 23, 2009, August 17,
2009, September 3, 2009; January 7,
2010; February 1, 2010; February 5,
2010; May 1, 2010; June 14,
2010; August 25, 2010; February 11,
2011; August 25, 2011; February 6,
2012, June 20; 2012; July 31, 2012;
August 30, 2012; February 15, 2013;
August 21, 2013; November 12, 2013;
February 19, 2014; August 18, 2014;
February 26, 2015                        Incentive Life(R) 2000 and Champion 2000 Policies
-------------------------------------------------------------------------------------------

                                  APPENDIX B

----------------------------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED:                  WHICH RELATE TO OUR:
----------------------------------------------------------------------------------------------------

August 29, 1989; February 27,
1991; May 1, 1990, May 1, 1993-May 1,
2000; and October 18, 1999, as
previously supplemented on May 1, 1994
- May 1, 2002; May 12, 2000; June 23,
2000; September 1, 2000; December 29,
2000; January 17, 2001; February 9,
2001; September 4, 2001; December 14,
2001; February 22, 2002; July 15,
2002; August 20, 2002; December 15,
2002; January 6, 2003; March 1,
2003; May 1, 2003; May 15,
2003; November 24, 2003; February 10,
2004 (2 supplements); May 1,
2004; August 10, 2004; December 13,
2004; February 4, 2005; February 23,
2005; May 1, 2005; (2 supplements);
June 10, 2005; June 25,
2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19,
2007; February 23, 2008 (Incentive
Life(R) Policies only); May 1,
2008; July 21, 2008 (Incentive Life(R)
Policies only); August 15, 2008 (3
Incentive Life(R) Policies
Supplements); August 15, 2008 (2
Special Offer Policies Supplements);
December 1, 2008; January 15,
2009; February 23, 2009 (Incentive
Life(R) Policies only), August 17,
2009, September 3, 2009; January 7,
2010; February 1, 2010; February 5,
2010 (Incentive Life(R) Policies only);
May 1, 2010 (Incentive Life(R) Policies
only); June 14, 2010; August 25, 2010
(Incentive Life(R) Policies only);
February 11, 2011 (Incentive Life(R)
Policies only); August 25, 2011
(Incentive Life(R) Policies only);
February 6, 2012; June 20, 2012; July
31, 2012; February 15, 2013 (All
Policies except Special Offer
Policies); August 30, 2012 (All
Policies); August 21, 2013; November
12, 2013; February 19, 2014; August 18,
2014 (All policies); February 10, 2015
(Incentive Life(R) Policies only);
February 26, 2015 (All policies)         Incentive Life(R) Policies and Special Offer Policies/(2)/
----------------------------------------------------------------------------------------------------

(1)In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)This supplement applies only to certain groups.

                                  APPENDIX B

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2016 TO PROSPECTUS DATED MAY 1, 2016 FOR INCENTIVE LIFE(R) '99 AND TO PROSPECTUS SUPPLEMENTS DATED MAY 1, 2016 FOR INCENTIVE LIFE(R) 2000 AND INCENTIVE LIFE(R) PLUS


--------------------------------------------------------------------------------

This Supplement concerns an additional investment option under our Incentive Life(R) '99, Incentive Life(R) 2000 and Incentive Life(R) Plus policies ("your policy"). The Market Stabilizer Option(R) ("MSO") is available for investment under your policy, if you have received this Supplement. Any amount that you decide to invest in the MSO would be invested in one of the "Segments" of the MSO, each of which has a limited duration (a "Segment Term").


The purpose of this Supplement is solely to add to your base policy prospectus ("Your Policy Prospectus") a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option(R) prospectus ("MSO Prospectus") dated May 1, 2016. All of the information in Your Policy Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to Your Policy Prospectus) or in the MSO Prospectus.


Accordingly, you should read this Supplement in conjunction with Your Policy Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group at 1-800-777-6510 (for U.S. residents) or 1-704-341-7000 (outside of the U.S.).

NO TRANSFER CHARGES IN CONNECTION WITH MSO

Although we generally reserve the right to either (i) impose up to a $25 charge for each transfer or (ii) to permit 12 free transfers per policy year and thereafter charge $25 for each transfer, we will never exercise these rights with respect to any transfers into or out of the MSO. The following transfers are not subject to the $25 guaranteed maximum charge nor counted toward the free transfer limit:

..   Transfers of the Segment Maturity Value to the variable investment options, guaranteed interest option ("GIO"; also referred to as the "Guaranteed Interest Account") or to the MSO Holding Account;

..   Transfers from the MSO Holding Account into a new Segment or any variable investment option;

..   Transfers from the variable investment options (also referred to as
    "investment portfolios") to the Unloaned GIO to meet the Charge Reserve Amount requirement.

CHARGES FOR THE MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled "Periodic charges other than underlying trust portfolio operating expenses" in Your Policy Prospectus:

-----------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES         WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R)
(MSO)/(1)/
-----------------------------------------------------------------------------------------------------------

  MSO VARIABLE INDEX BENEFIT    Upon allocation to MSO Segment          0.75% of policy account value
  CHARGE                                                                allocated
-----------------------------------------------------------------------------------------------------------

  MSO VARIABLE INDEX SEGMENT    Monthly (during any MSO Segment         Annual % of your Segment Account
  ACCOUNT CHARGE                Term)                                   Value 1.65%/(2)/
-----------------------------------------------------------------------------------------------------------

  MSO LOAN SPREAD               On each policy anniversary (or on loan  2% for New York policies
                                termination, if earlier)                5% for all other policies/(3)/
-----------------------------------------------------------------------------------------------------------

  MSO EARLY DISTRIBUTION        On surrender or other distribution      75% of Segment Account Value/(4)/
  ADJUSTMENT                    (including loan) from an MSO Segment
                                before the Segment Term's end
-----------------------------------------------------------------------------------------------------------

(1)Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as "Segment," "Segment Term," "Segment Start Date," "Segment Account Value," "Segment Distribution Value" and "Early Distribution Adjustment.")
(2)Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.
(3)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.

(4)The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO Prospectus for more information about the index and Early Distribution Adjustment.



                   EVM 07 (5/16)                      Catalog No. 150048 (5/16)
                   IF/IL99, IL 2000 and IL Plus                          #59973

Your policy's mortality and expense risk charge also applies to the Segment Account Value or any amounts held in the MSO Holding Account. If your policy's mortality and expense risk charge is deducted on a monthly basis, then the same monthly rate will also be applicable to the Segment Account Value or any amounts held in the MSO Holding Account. If your policy's mortality and expense risk charge is deducted on a daily basis, then the same daily rate will be applicable to any amounts held in the MSO Holding Account and an equivalent monthly rate will be applicable to the Segment Account Value.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any policy account value to the MSO, our procedures for allocating the policy's monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled "Managing your allocations" in the Incentive Life(R) 2000 and Incentive Life(R) Plus Prospectus Supplements this section is entitled "How we allocate charges among your investment options" (in the Incentive Life(R) '99 Prospectus):

   Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy's Unloaned GIO. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any Segment.) The Charge Reserve Amount at the beginning of any Segment Term is an estimated amount projected to be sufficient to cover monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the Segment Term.

   While any of your policy account value is invested in any Segment, we will take all of your policy's monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the Unloaned GIO, rather than from the investment options from which those charges otherwise might be deducted. If you have insufficient policy account value in the Unloaned GIO to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from values in the variable investment options, including any value in the MSO Holding Account but excluding any Segment Account Values. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction proportionately, based on the current Segment Distribution Values, from any Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts invested in a Segment, and no contrary instructions from you would apply during the Segment Term.

   If we have to make any distribution from a Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in investment options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

   Please refer to the MSO Prospectus for detailed information about the above procedures.

GROWTH CAP RATE AVAILABLE DURING INITIAL YEAR

The section entitled "Growth Cap Rate Available During Initial Year" under "Description of the Market Stabilizer Option" in the MSO Prospectus is deleted in its entirety. All references to a 15% initial year Growth Cap Rate in the MSO Prospectus do not apply if you elect the MSO. The minimum Growth Cap Rate for all contract years is 6%.

IMPACT OF MSO ELECTION ON OTHER POLICY RIDERS AND SERVICES

If you elect to allocate any policy account value to the MSO, other riders and services under your policy may be impacted.

PAID UP DEATH BENEFIT GUARANTEE ENDORSEMENT

If a paid up death benefit guarantee (which may be referred to as a "paid up no lapse guarantee") is included with your policy, and if you elect the paid up death benefit guarantee while any Segment is in effect, the Segment Distribution Value will be used in place of the Segment Account Value in the calculation of your policy account value for purposes of determining the paid up death benefit guarantee face amount. All Segments will be terminated on the effective date of the paid up death benefit guarantee with corresponding Early Distribution Adjustments, and the Segment Distribution Values will be reallocated to the variable investment options available with your policy and to the Unloaned GIO in accordance with your prior directions.

ACCELERATED DEATH BENEFIT RIDER

If an accelerated death benefit rider (which may be referred to as a "total and permanent disability accelerated death benefit rider" or a "limited life expectancy accelerated death benefit rider") is included with your policy, the portion of the cash surrender value that is on lien and is allocated to your values in the variable investment options under your policy and investment in the MSO will be transferred to and maintained as part of the

Unloaned GIO. You may tell us how much of the accelerated payment is to be transferred from your value in each variable investment option and your value in the MSO. Units will be redeemed from each variable investment option sufficient to cover the amount of the accelerated payment that is allocated to it and transferred to the Unloaned GIO. Any portion of the payment allocated to the MSO based on your instructions will be deducted from any value in the MSO Holding Account and the individual Segments on a pro-rata basis, based on any value in the MSO Holding Account and the current Segment Distribution Value of each Segment, and transferred to the Unloaned GIO. Any portion of the payment allocated to an individual Segment will cause a corresponding Early Distribution Adjustment of the Segment Account Value. If you do not tell us how to allocate the payment, or if we cannot allocate it based on your directions, we will allocate it based on our rules then in effect. Allocation rules will be provided upon request. Such transfers will occur as of the date we approve an accelerated death benefit payment; there will be no charge for such transfers.

ENHANCED DEATH BENEFIT GUARANTEE RIDER

If an enhanced death benefit guarantee rider is included with your policy, and if you allocate your net premiums or transfer amounts of your policy to the MSO, the enhanced no lapse guarantee rider must first be terminated. Once terminated, any such enhanced death benefit guarantee rider cannot be restored.

FACE AMOUNT INCREASE ENDORSEMENT, TERM INSURANCE RIDERS, OR COST OF LIVING
RIDERS

If your policy has any of these endorsements or riders that schedule or permit an increase in the face amount of your policy or the face amount of a term insurance rider, or any combination of the two, any such increase during a Segment Term will be subject to the "face amount increases" provision of the MSO rider for purposes of determining the sufficiency of your values in the investment options under your policy including the MSO Holding Account, and the Unloaned GIO, to cover the recalculated Charge Reserve Amount on the effective date of the increase. The same provision will govern the necessity for any transfers to supplement the amount in the Unloaned GIO.

ASSET REBALANCING SERVICE

If you are invested in MSO, you may also elect the Asset Rebalancing Service. However, any amounts allocated to the MSO will not be included in the rebalance transactions. The investment options available to your Asset Rebalancing Service do not include the MSO Holding Account or Segments.


                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104


   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.

                        Incentive Life(R) is issued by
    and is a registered trademark of AXA Equitable Life Insurance Company.

                                    PART II

                  REPRESENTATION REGARDING REASONABLENESS OF
                       AGGREGATE POLICY FEES AND CHARGES

AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 373-17663 on March 1, 1999.

Supplement (in-force A) dated May 1, 2016 relating to Incentive Life Plus Prospectus consisting of 248 pages.

Supplement (in-force - wholesale) dated May 1, 2016 relating to Incentive Life Plus Prospectus consisting of 250 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

The signatures.

Written Consent of the following:

Opinion and Consent of counsel (see Exhibit 2(a)(i))

Consent of PricewaterhouseCoopers LLP (See Exhibit 6).

The following exhibits correspond to those required by Article IX, paragraph A of Form N-8B-2:

   1-A(1)(a)(i)    Certified resolution re Authority to Market Variable Life
                   Insurance and Establish Separate Accounts, previously filed with this Registration Statement File No. 333-17663 on
                   December 11, 1996.

   1-A(2)          Inapplicable.

   1-A(3)(a)       See Exhibit 1-A(8).

   1-A(3)(b)       Broker-Dealer and General Agent Sales Agreement, previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

   1-A(3)(c)       See Exhibit 1-A(8)(i).

   1-A(4)          Inapplicable.

+  1-A(5)(a)(i)    Flexible Premium Life Insurance Policy (94-300) (Incentive
                   Life Plus) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(a)(ii)   Flexible Premium Life Insurance Policy (94-300) (Incentive
                   Life Plus) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

   1-A(5)(b)       Name Change Endorsement (S.97-1), previously filed with this
                   Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(c)       Option to Purchase Additional Insurance Rider (R94-204)
                   (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(d)       Option to Purchase Additional Insurance Rider (R94-204)
                   (Equitable), previously filed with this Registration
                   Statement (File No. 333-17663) on December 11, 1996.

+  1-A(5)(e)       Substitution of Insured Rider (R94-212) (Equitable
                   Variable), previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

+  1-A(5)(f)       Substitution of Insured Rider (R94-212) (Equitable),
                   previously filed with this Registration Statement (File
                   No. 333-17663) on December 11, 1996.

+  1-A(5)(g)       Renewable Term Insurance Rider on the Insured (R94-215)
                   (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(h)       Renewable Term Insurance Rider on the Insured (R94-215)
                   (Equitable), previously filed with this Registration
                   Statement (File No. 333-17663) on December 11, 1996.

+  1-A(5)(i)       Disability Rider - Waiver of Monthly Deductions (R94-216)
                   (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(j)       Disability Rider - Waiver of Monthly Deductions (R94-216)
                   (Equitable), previously filed with this Registration
                   Statement (File No. 333-17663) on December 11, 1996.

+  1-A(5)(k)       Disability Rider - Waiver of Premiums (R94-216A) (Equitable
                   Variable), previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

+  1-A(5)(l)       Disability Rider - Waiver of Premiums (R94-216A)
                   (Equitable), previously filed with this Registration
                   Statement (File No. 333-17663) on December 11, 1996.

--------
+  State variations not included

+  1-A(5)(m)       Yearly Renewable Term Insurance Rider on the Insured
                   (R94-220) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(n)       Yearly Renewable Term Insurance Rider on the Insured
                   (R94-220) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

   1-A(5)(o)       Accelerated Death Benefit Rider (R94-102) (Equitable
                   Variable), previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

   1-A(5)(p)       Accelerated Death Benefit Rider (R94-102) (Equitable),
                   previously filed with this Registration Statement (File
                   No. 333-17663) on December 11, 1996.

   1-A(5)(q)       Designated Insured Option Rider (R91-107) (Equitable
                   Variable), previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

   1-A(5)(r)       Designated Insured Option Rider (R91-107) (Equitable),
                   previously filed with this Registration Statement (File
                   No. 333-17663) on December 11, 1996.

   1-A(5)(s)       Children's Term Insurance Rider (R94-218), incorporated
                   herein by reference to Exhibit No. 27.(d)(xvi) to Registration Statement on Form N-6, (File No. 333-103199), filed on February 13, 2003.

   1-A(5)(t)       Renewable Term Insurance on the Additional Insured Person
                   (R94-217), incorporated herein by reference to Exhibit
                   No. 27.(d)(xviii) to Registration Statement on Form N-6,
                   (File No. 333-103199), filed on February 13, 2003.

   1-A(5)(u)       Accidental Death Benefit Rider (R94-219), incorporated
                   herein by reference to Exhibit No. 27.(d)(xx) to Registration Statement on Form N-6, (File No. 333-103199), filed on February 13, 2003.

   1-A(5)(v)       Yearly Renewable Term Insurance on First of Insureds to Die
                   Rider (R94-211), previously filed with this Registration
                   Statement (File No. 333-17663) on April 8, 2003.

   1-A(5)(w)       Variable Indexed Option Rider (R09-30), incorporated herein by reference to Exhibit (d)(xxviii) to Registration
                   Statement on Form N-4 (File No. 333-103199), filed on April
                   21, 2010.

   1-A(6)(a)       Restated Charter of AXA Equitable, as amended August 31,
                   2010, incorporated herein by reference to Registration
                   Statement on Form N-4 (File No. 333-05593), filed on April
                   24, 2012.

   1-A(6)(b)       By-Laws of AXA Equitable, as amended September 7, 2004,
                   incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

   1-A(7)          Inapplicable.

--------
+  State variations not included

   1-A(8) Distribution and Servicing Agreement among EQ Financial Consultants, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

   1-A(8)(i)       Schedule of Commissions, previously filed with this
                   Registration Statement File No. 333-17663 on December 11,
                   1996.

   1-A(9)(a)       Agreement and Plan of Merger of Equitable Variable with and into Equitable dated September 19, 1996, previously filed with this Registration Statement (File No. 333-17663) on
                   December 11, 1996.

   1-A(9)(b)       Amended and Restated Participation Agreement dated July 15,
                   2002 among EQ Advisors Trust, AXA Equitable Life Insurance
                   Company ("AXA Equitable"), AXA Distributors, LLC and AXA
                   Advisors is incorporated by reference to and/or previously filed with Post-Effective Amendment No. 25 to the EQ
                   Advisor's Trust Registration Statement on Form N-1A (File
                   No. 333-17217 and 811-07953), filed on February 7, 2003.

   1-A(9)(b)(i)    Amendment No. 1, dated May 2, 2003, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                   July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 28 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

   1-A(9)(b)(ii)   Amendment No. 2, dated July 9, 2004, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                   July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

   1-A(9)(b)(iii)  Amendment No. 3, dated October 1, 2004, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

   1-A(9)(b)(iv)   Amendment No. 4, dated May 1, 2005, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                   July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 37 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

   1-A(9)(b)(v)    Amendment No. 5, dated September 30, 2005, to the Amended
                   and Restated Participation Agreement among EQ Advisors
                   Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 44 To the
                   EQ Advisor's Trust Registration Statement (File
                   No. 333-17217) on Form N-1A filed on April 5, 2006.

   1-A(9)(b)(vi)   Amendment No. 6, dated August 1, 2006, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                   July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 51 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

   1-A(9)(b)(vii)  Amendment No. 7, dated May 1, 2007, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

   1-A(9)(b)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

   1-A(9)(b)(ix)   Amendment No. 9, dated May 1, 2008, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                   July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 61 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

   1-A(9)(b)(x)    Amendment No. 10, dated January 1, 2009, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                   July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 64 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

   1-A(9)(b)(xi)   Amendment No. 11, dated May 1, 2009, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                   July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 67 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

   1-A(9)(b)(xii)  Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File
                   No. 333-17217) on Form N-1A filed on January 21, 2010.

   1-A(9)(b)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

   1-A(9)(b)(xiv)  Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File
                   No. 333-17217) on Form N-1A filed on February 3, 2011.

   1-A(9)(b)(xv)   Amendment No. 15, dated June 7, 2011 , to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors, LLC and AXA Advisors dated
                   July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 84 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

   1-A(9)(b)(xvi)  Amendment No. 16, dated April 30, 2012, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

   2-A(9)(b)       Second Amended and Restated Participation Agreement among
                   the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ
                   Advisors Trust Registration Statement on Form N-1A (File
                   No. 333-17217) filed on July 22, 2013.

   2-A(9)(b)(i)    Amendment No. 1 dated as of June 4, 2013 to the Second
                   Amended and Restated Participation Agreement among the
                   Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ
                   Advisors Trust Registration Statement on Form N-1A (File
                   No. 333-17217) filed on October 1, 2013.

   2-A(9)(b)(ii)   Amendment No. 2 dated as of October 21, 2013 to the Second
                   Amended and Restated Participation Agreement among the
                   Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ
                   Advisors Trust Registration Statement on Form N-1A
                   (File No. 333-17217) filed on October 1, 2013.

   2-A(9)(b)(iii)  Amendment No. 3, dated as of April 4, 2014 ("Amendment
                   No. 3"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

   2-A(9)(b)(iv)   Amendment No. 4, dated as of June 1, 2014 ("Amendment
                   No. 4"), to the Second Amended and Restated Participation
                   Agreement, dated as of May 23, 2012, as amended
                   ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA
                   Equitable Life Insurance Company, AXA Equitable Funds
                   Management Group, LLC and AXA Distributors, LLC
                   (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on
                   Form N-1A (File No. 333-17217) filed on April 30, 2014.

   2-A(9)(b)(v)    Amendment No. 5, dated as of July 16, 2014 ("Amendment
                   No. 5"), to the Second Amended and Restated Participation
                   Agreement, dated as of May 23, 2012, as amended
                   ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA
                   Equitable Life Insurance Company, AXA Equitable Funds
                   Management Group, LLC and AXA Distributors, LLC
                   (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on
                   Form N-1A (File No. 333-17217) filed on February 5, 2015.

   2-A(9)(b)(vi)   Amendment No.6, dated as of April 30, 2015 ("Amendment
                   No. 6"), to the Second Amended and Restated Participation
                   Agreement, dated as of May 23, 2012, as amended
                   ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA
                   Equitable Life Insurance Company, AXA Equitable Funds
                   Management Group, LLC and AXA Distributors, LLC
                   (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on
                   Form N-1A (File No. 333-17217) filed on April 16, 2015.

   1-A(9)(c)       Participation Agreement among AXA Premier VIP Trust, AXA
                   Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA
                   Premier VIP Trust Registration Statement
                   (File No. 333-70754) on Form N-1A filed on December 10, 2001.

   1-A(9)(c)(i)    Amendment No. 1, dated as of August 1, 2003 to the
                   Participation Agreement among AXA Premier VIP Trust, AXA
                   Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust
                   Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

   1-A(9)(c)(ii)   Amendment No. 2, dated as of May 1, 2006 to the
                   Participation Agreement among AXA Premier VIP Trust, AXA
                   Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust
                   Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

   1-A(9)(c)(iii)  Amendment No. 3, dated as of May 25, 2007 to the
                   Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

   2-A(9)(c)       Amended and Restated Participation Agreement among the
                   Registrant, AXA Equitable, FMG LLC and AXA Distributors,
                   LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on
                   Form N-1/A (File No. 333-70754) filed on July 22, 2013.

   2-A(9)(c)(i)    Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant,
                   AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA
                   Premier VIP Trust Registration Statement on Form N-1/A
                   (File No. 333-70754) filed on October 2, 2013.

   2-A(9)(c)(ii)   Amendment No. 2, dated as of April 18, 2014 ("Amendment
                   No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life
                   Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust
                   Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

   2-A(9)(c)(iii)  Amendment No. 3, dated as of July 8, 2014 ("Amendment
                   No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

   2-A(9)(c)(iv)   Amendment No. 4, dated as of December 10, 2014 ("Amendment
                   No. 4"), to the Amended and Restated Participation
                   Agreement, dated as of May 23, 2012, as amended
                   ("Agreement"), by and among AXA Premier VIP Trust ("Trust"),
                   AXA Equitable Life Insurance Company, AXA Equitable Funds
                   Management Group, LLC and AXA Distributors, LLC
                   (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on
                   Form N-1/A (File No. 333-70754) filed on January 12, 2015.

   1-A(9)(d)       Participation Agreement by and Among AIM Variable Insurance
                   Funds, A I M Distributors, Inc., AXA Equitable Life
                   Insurance Company, on Behalf of itself and its Separate
                   Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

   1-A(9)(d)(i)    Amendment No. 1 effective October 15, 2009 among AIM
                   Variable Insurance Funds, AIM Distributors, Inc., AXA
                   Equitable Life Insurance Company, on behalf of its Separate
                   Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

   1-A(9)(d)(ii)   Amendment No. 2, dated as of April 19, 2010, to the
                   Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim
                   Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

   1-A(9)(d)(iii)  Amendment No. 3, dated as of April 19, 2010, to the
                   Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

   1-A(9)(d)(iv)   Amendment No. 4, effective May 1, 2012, to the Participation
                   Agreement dated July 1, 2005, among AIM Variable Insurance
                   Funds, Invesco Distributors, Inc., AXA Equitable Life
                   Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA
                   Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

   1-A(9)(d)(v)    Amendment No. 5, dated as of October 1, 2014, to the
                   Participation Agreement dated July 1, 2005, by and among AIM
                   Variable Insurance Funds Invesco Distributors, Inc., AXA
                   Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors,
                   LLC, incorporated herein by reference to Registration
                   Statement on Form N-4 (File No. 333-202149) filed on
                   February 18, 2015.

   1-A(9)(e)       Fund Participation Agreement dated October 13,2009 among AXA
                   Equitable Life Insurance Company, American Century
                   Investment Management, Inc., and American Century Investment
                   Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-153809) filed on July 8, 2011.

   1-A(9)(f)       Amended and Restated Participation Agreement dated April 16,
                   2010 among Variable Insurance Products Funds, Fidelity
                   Distributors Corporation, and AXA Equitable Life Insurance
                   Company, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

   1-A(9)(g)       Participation Agreement as of July 1, 2005 Franklin
                   Templeton Variable Insurance Products Trust,
                   Franklin/Templeton Distributors, Inc., AXA Equitable Life
                   Insurance Company, AXA Advisors, LLC, and AXA Distributors,
                   LLC, incorporated by reference to the Registration Statement on Form N-4 (File

                   No. 333-160951) filed on November 16, 2009.

   1-A(9)(g)(i)    Amendment No. 3 effective as of May 1, 2010 to Participation
                   Agreement as of July 1, 2005 by and among Franklin Templeton
                   Variable Insurance Products Trust, Franklin/Templeton
                   Distributors, Inc., AXA Equitable Life Insurance Company,
                   AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

   1-A(9)(h)       Fund Participation Agreement dated October 20, 2009 among
                   AXA Equitable Life Insurance Company, Goldman Sachs Variable
                   Insurance Trust, Goldman Sachs Asset Management, L.P., and
                   Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form
                   N-4 (File No. 333-178750) filed on December 23, 2011.

   1-A(9)(i)       Fund Participation Agreement dated October 23, 2009 among
                   AXA Equitable Life Insurance Company, Ivy Funds Variable
                   Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form
                   N-4 (File No. 333-178750) filed on December 23, 2011.

   1-A(9)(j)       Fund Participation Agreement dated October 20, 2009 among
                   AXA Equitable Life Insurance Company, Lazard Retirement
                   Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration
                   Statement on Form N-4 (File No. 333-178750) filed on
                   December 23, 2011.

   1-A(9)(k)       Participation Agreement among MFS Variable Insurance Trust,
                   Equitable Life Assurance Society of the United States, and
                   Massachusetts Financial Service Company, dated July 18,
                   2002, incorporated by reference to the Registration
                   Statement on Form N-4 (File No. 333-160951) filed on
                   November 16, 2009.

   1-A(9)(l)       Participation Agreement among T.Rowe Price Equity Series,
                   Inc., T.Rowe Price Investment Services, Inc. and AXA
                   Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

   1-A(9)(m)       Participation Agreement among MONY Life Insurance Company,
                   PIMCO Variable Insurance Trust and PIMCO Funds Distributions
                   LLC, dated December 1, 2001, incorporated herein by reference to the Registration Statement on Form N-4 (File
                   No. 333-160951) filed on November 16, 2009.

   1-A(9)(m)(i)    Third Amendment dated October 20, 2009 to the Participation
                   Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance
                   Trust, and PIMCO Funds Distributions LLC (collectively, the
                   "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

   1-A(9)(n)       Participation Agreement among Van Eck Worldwide Insurance
                   Trust, Van Eck Securities Corporation, Van Eck Associates
                   Corporation and MONY Life Insurance Company, dated August
                   7,2000, incorporated by reference to the Registration
                   Statement on Form N-4 (File No. 333-160951) filed on
                   November 16, 2009.

   1-A(9)(n)(i)    Amendment No. 1 dated October 13, 2009 to the Participation
                   Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide
                   Insurance Trust, Van Eck Securities Corporation and Van Eck
                   Associates Corporation (collectively, the "Parties") adding
                   AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration
                   Statement on Form N-4 (File No. 333-178750) filed on
                   December 23, 2011.

   1-A(9)(o)       Participation and Service Agreement among AXA Equitable Life
                   Insurance Company and American Funds Distributors, Inc.,
                   American Funds Service Company, Capital Research and
                   Management Company and the American Funds Insurance Series
                   (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

   1-A(10) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

   1-A(10)(i)      First Amendment dated as of January 1, 2001 to the
                   Distribution Agreement dated as of January 1, 1998 between
                   The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration
                   Statement filed on Form N-4 (File No. 333-127445) filed on
                   August 11, 2005.

   1-A(10)(ii)     Second Amendment dated as of January 1, 2012 to the
                   Distribution Agreement dated as of January 1, 1998 between
                   AXA Equitable Life Insurance Company and AXA Distributors
                   LLC incorporated herein by reference to the Registration
                   Statement filed on Form N-4 (File No. 333-05593) filed on
                   April 24, 2012.

   1-A(10)(iii)    Third Amendment dated as of November 1, 2014 to the
                   Distribution Agreement dated as of January 1, 1998 between
                   AXA Equitable Life Insurance Company and AXA Distributors,
                   LLC, incorporated herein by reference to the Registration
                   Statement filed on Form N-4 (File No. 2-30070) filed on
                   April 19, 2016.

   1-A(10)(a)      Distribution Agreement for services by The Equitable Life
                   Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with this Registration Statement (File No. 333-17663) on
                   April 19, 2001.

   1-A(10)(b)      Transition Agreement for services by AXA Network, LLC and
                   its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with this Registration Statement (File No. 333-17663) on
                   April 19, 2001.

   1-A(10)(c)      General Agent Sales Agreement dated January 1, 2000 between
                   The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration
                   Statement on Form N-4, (File No. 2-30070), filed April 19,
                   2004.

   1-A(10)(c)(i)   First Amendment dated as of January 1, 2003, to General
                   Agent Sales Agreement dated January 1, 2000 between The
                   Equitable Life Assurance Society of the United States and
                   AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24,2012.

   1-A(10)(c)(ii)  Second Amendment dated as of January 1, 2004, to General
                   Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

   1-A(10)(c)(iii) Third Amendment dated as of July 19, 2004, to General Agent
                   Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

   1-A(10)(c)(iv)  Fourth Amendment dated as of November 1, 2004, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

   1-A(10)(c)(v)   Fifth Amendment dated as of November 1, 2006, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United
                   States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

   1-A(10)(c)(vi)  Sixth Amendment dated as of February 15, 2008, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

   1-A(10)(c)(vii) Seventh Amendment dated as of February 15, 2008, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

   1-A(10)(c)(viii)Eighth Amendment dated as of November 1, 2008, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

   1-A(10)(c)(ix)  Ninth Amendment dated as of November 1, 2011 to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

   1-A(10)(c)(x)   Tenth Amendment dated as of November 1, 2013, to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United
                   States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

   1-A(10)(c)(xi)  Eleventh Amendment dated as of November 1, 2013, to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

   1-A(10)(c)(xii) Twelfth Amendment dated as of November 1, 2013, to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

   1-A(10)(c)(xiii)Thirteenth Amendment dated as of October 1,2014 to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-20214), filed on September 9, 2015.

   1-A(10)(c)(xiv) Fourteenth Amendment dated as of August 1, 2015 to General
                   Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

   1-A(10)(d)      Form of Application for Life Insurance (Form AMIGV-2005),
                   incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19,
                   2006.

   1-A(10)(e)      Application EV4-200Y (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on
                   December 11, 1996.

   1-A(10)(f)      Application EV4-200Y (Equitable), previously filed with this
                   Registration Statement (File No. 333-17663) on December 11,
                   1996.

   1-A(10)(g)      Description of Equitable's Issuance, Transfer and Redemption
                   Procedures for Flexible Premium Policies pursuant to Rule
                   6e-3(T)(b)(12)(iii) under the Investment Company Act of
                   1940, previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

   1-A(10)(h)      Illustration of Policy Benefits - Incentive Life, previously filed with this Registration Statement, (File
                   No. 333-17663), on April 30, 1999.

   1-A(10)(i)      Illustration of Policy Benefits - Incentive Life Plus,
                   previously filed with this Registration Statement, (File No.
                   333-17663), on April 30, 1999.

   1-A(10)(j)      Illustration of Policy Benefits for Incentive Life,
                   previously filed with this Registration Statement (File
                   No. 333-17663) on April 19, 2001.

   1-A(10)k Illustration of Policy Benefits for Incentive Life, previously filed with the Registration Statement (File No. 333-17663) on April 12, 2002.

   1-A(10)(l)      Illustration of Policy Benefits for IL COLI, previously
                   filed with the Registration Statement (File No. 333-17663) on April 12, 2002.

   1-A(11) The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

   2 Opinion and Consent of Shane Daly, Vice President and Associate General Counsel of AXA Equitable, filed herewith.

   3               Inapplicable.

   4               Inapplicable.

   6               Consent of PricewaterhouseCoopers LLP, filed herewith.

   7               Powers of Attorney, filed herewith.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 22nd day of April, 2016.

                                 SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                 LIFE INSURANCE COMPANY
                                 (REGISTRANT)


                                 By: AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (DEPOSITOR)

                                 By: /s/ Shane Daly
                                     ------------------------------------------
                                     Shane Daly
                                     Vice President and Associate General
                                     Counsel

Attest:  /s/ Shane Daly
         -----------------------------------
         Shane Daly, Attorney-in-Fact
         Pursuant to Power of Attorney
         April 22, 2016

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 22nd day of April, 2016.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Barbara Fallon-Walsh         Mark Pearson
Daniel G. Kaye               Bertram Scott
Peter S. Kraus               Lorie A. Slutsky
Kristi A. Matus              Richard C. Vaughan

*By:  /s/ Shane Daly
      --------------------------
         Shane Daly
         Attorney-in-Fact

April 22, 2016

                                 EXHIBIT INDEX

EXHIBIT NO.                                         TAG VALUE
-----------                                         ---------

    2        Opinion and Consent of Shane Daly      EX-99.2

    6        Consent of PricewaterhouseCoopers LLP  EX-99.6

    7        Powers of Attorney                     EX-99.7